Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.6%

China - 99.2%

Air Freight & Logistics - 2.0%
JD Logistics, Inc.*(a)	1,303,700	$1,632,849
SF Holding Co. Ltd., Class A	539,761	3,062,431
YTO Express Group Co. Ltd., Class A	328,500	566,984
ZTO Express Cayman, Inc.	249,682	5,180,025

Total Air Freight & Logistics		10,442,289

Automobile Components - 0.5%
Fuyao Glass Industry Group Co. Ltd., Class A	160,867	844,706
Fuyao Glass Industry Group Co. Ltd., Class H(a)	220,100	1,071,108
Minth Group Ltd.	257,200	519,766

Total Automobile Components		2,435,580

Automobiles - 3.8%
Geely Automobile Holdings Ltd.	1,936,900	2,130,737
Great Wall Motor Co. Ltd., Class A	118,500	419,708
Great Wall Motor Co. Ltd., Class H(b)	887,900	1,153,006
Li Auto, Inc., Class A*	424,000	7,987,450
NIO, Inc., Class A*(b)	528,260	4,979,149
XPeng, Inc., Class A*(b)	385,200	2,797,042
Yadea Group Holdings Ltd.(a)(b)	414,200	727,769

Total Automobiles		20,194,861

Banks - 1.4%
China Minsheng Banking Corp. Ltd., Class A	6,128,236	3,218,774
China Minsheng Banking Corp. Ltd., Class H	4,572,900	1,551,912
Ping An Bank Co. Ltd., Class A	1,859,300	2,451,876

Total Banks		7,222,562

Beverages - 1.3%
Nongfu Spring Co. Ltd., Class H(a)(b)	1,176,500	6,802,668

Biotechnology - 4.3%
3SBio, Inc.(a)	890,500	857,593
Akeso, Inc.*(a)(b)	337,600	2,006,088
BeiGene Ltd.*	574,800	8,104,639
Chongqing Zhifei Biological Products Co. Ltd., Class A	199,350	1,710,850
Imeik Technology Development Co. Ltd., Class A	19,280	796,939
Innovent Biologics, Inc.*(a)	893,700	4,892,800
Keymed Biosciences, Inc.*(a)(b)	119,500	751,414
Shanghai RAAS Blood Products Co. Ltd., Class A	1,080,600	1,214,055
Walvax Biotechnology Co. Ltd., Class A	328,100	1,083,284
Zai Lab Ltd.*(b)	538,100	1,481,600

Total Biotechnology		22,899,262

Broadline Retail - 19.2%
Alibaba Group Holding Ltd.	5,477,900	53,035,358
JD.com, Inc., Class A	875,452	12,612,886
MINISO Group Holding Ltd.(b)	187,400	963,573
PDD Holdings, Inc., ADR*	225,209	32,950,329
Vipshop Holdings Ltd., ADR*	100,124	1,778,202

Total Broadline Retail		101,340,348

Building Products - 0.5%
Beijing New Building Materials PLC, Class A	200,700	658,421
Xinyi Glass Holdings Ltd.	1,664,000	1,866,754

Total Building Products		2,525,175

Capital Markets - 1.0%
East Money Information Co. Ltd., Class A	2,719,043	5,361,257

Chemicals - 2.4%
Dongyue Group Ltd.(b)	1,013,900	733,623
Ganfeng Lithium Group Co. Ltd., Class A	235,900	1,417,931
Ganfeng Lithium Group Co. Ltd., Class H(a)(b)	296,540	1,120,302
Guangzhou Tinci Materials Technology Co. Ltd., Class A	263,600	928,445
Hengli Petrochemical Co. Ltd., Class A*	592,400	1,095,681
Jiangsu Eastern Shenghong Co. Ltd., Class A	521,300	702,817
LB Group Co. Ltd., Class A	270,800	651,463
Ningxia Baofeng Energy Group Co. Ltd., Class A	479,500	994,609
Rongsheng Petrochemical Co. Ltd., Class A	678,800	986,656
Shanghai Putailai New Energy Technology Co. Ltd., Class A	190,715	560,580
Tianqi Lithium Corp., Class A	232,388	1,820,763
Tongkun Group Co. Ltd., Class A*	345,200	733,488
Zhejiang Longsheng Group Co. Ltd., Class A	547,000	645,283

Total Chemicals		12,391,641

Communications Equipment - 0.7%
Hengtong Optic-electric Co. Ltd., Class A	401,869	673,864
Yealink Network Technology Corp. Ltd., Class A	140,800	584,310
Zhongji Innolight Co. Ltd., Class A	144,300	2,288,138

Total Communications Equipment		3,546,312

Construction & Engineering - 0.2%
China Conch Venture Holdings Ltd.	1,112,663	923,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2023

Investments	Shares	Value
Construction Materials - 0.3%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	413,200	$1,114,153
China Jushi Co. Ltd., Class A	482,500	666,092

Total Construction Materials		1,780,245

Consumer Staples Distribution & Retail - 0.8%
JD Health International, Inc.*(a)(b)	684,400	3,427,018
Ping An Healthcare & Technology Co. Ltd.*(a)(b)	369,000	839,264

Total Consumer Staples Distribution & Retail		4,266,282

Diversified Consumer Services - 0.1%
East Buy Holding Ltd.*(a)(b)	158,000	562,512

Electrical Equipment - 4.1%
Contemporary Amperex Technology Co. Ltd., Class A	542,306	12,433,907
Eve Energy Co. Ltd., Class A	267,700	1,586,515
Goldwind Science & Technology Co. Ltd., Class A	539,315	605,921
Gotion High-tech Co. Ltd., Class A*	223,600	675,140
Hongfa Technology Co. Ltd., Class A	165,000	640,480
Jiangsu Zhongtian Technology Co. Ltd., Class A	564,200	989,644
Ming Yang Smart Energy Group Ltd., Class A	379,800	668,861
Sieyuan Electric Co. Ltd., Class A	121,700	889,429
Sungrow Power Supply Co. Ltd., Class A	217,600	2,676,682
Zhejiang Chint Electrics Co. Ltd., Class A	230,300	695,693

Total Electrical Equipment		21,862,272

Electronic Equipment, Instruments & Components - 5.1%
AAC Technologies Holdings, Inc.(b)	470,700	1,398,498
BOE Technology Group Co. Ltd., Class A	7,115,800	3,897,371
Chaozhou Three-Circle Group Co. Ltd., Class A	272,300	1,126,202
Foxconn Industrial Internet Co. Ltd., Class A	1,060,000	2,250,821
GoerTek, Inc., Class A	461,000	1,360,224
Kingboard Holdings Ltd.	429,800	1,028,189
Lens Technology Co. Ltd., Class A	392,000	726,680
Luxshare Precision Industry Co. Ltd., Class A	914,176	4,422,852
Maxscend Microelectronics Co. Ltd., Class A	63,800	1,263,349
Sunny Optical Technology Group Co. Ltd.	500,700	4,543,045
SUPCON Technology Co. Ltd., Class A	119,038	758,135
TCL Technology Group Corp., Class A*	3,750,060	2,264,593
Wingtech Technology Co. Ltd., Class A*	193,100	1,147,384
WUS Printed Circuit Kunshan Co. Ltd., Class A	280,900	872,610

Total Electronic Equipment, Instruments & Components		27,059,953

Energy Equipment & Services - 0.0%
China Common Rich Renewable Energy Investments Ltd.*†(b)	502,000	0

Entertainment - 4.3%
Bilibili, Inc., Class Z*(b)	162,725	1,950,562
China Ruyi Holdings Ltd.*(b)	3,472,000	769,228
NetEase, Inc.	1,118,415	20,138,073

Total Entertainment		22,857,863

Food Products - 3.7%
China Feihe Ltd.(a)	2,348,100	1,284,027
Foshan Haitian Flavouring & Food Co. Ltd., Class A	349,347	1,861,882
Guangdong Haid Group Co. Ltd., Class A	160,903	1,014,824
Henan Shuanghui Investment & Development Co. Ltd., Class A	222,100	833,117
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,180,400	4,434,416
Muyuan Foods Co. Ltd., Class A	561,474	3,247,128
Tingyi Cayman Islands Holding Corp.	1,273,000	1,552,011
Want Want China Holdings Ltd.	3,381,100	2,043,759
Wens Foodstuffs Group Co. Ltd., Class A	1,152,300	3,246,234

Total Food Products		19,517,398

Gas Utilities - 0.7%
ENN Energy Holdings Ltd.	517,600	3,811,463

Health Care Equipment & Supplies - 1.6%
Lifetech Scientific Corp.*(b)	2,314,100	696,433
Microport Scientific Corp.*	520,300	561,042
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(b)	1,752,000	1,707,452
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	127,174	5,190,119

Total Health Care Equipment & Supplies		8,155,046

Health Care Providers & Services - 0.7%
Aier Eye Hospital Group Co. Ltd., Class A	877,480	1,949,517
Huadong Medicine Co. Ltd., Class A	157,940	919,613
Hygeia Healthcare Holdings Co. Ltd.(a)(b)	224,900	1,016,702

Total Health Care Providers & Services		3,885,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2023

Investments	Shares	Value
Hotels, Restaurants & Leisure - 6.7%
H World Group Ltd.	521,470	$1,753,025
Haidilao International Holding Ltd.(a)(b)	613,000	1,141,444
Jiumaojiu International Holdings Ltd.(a)(b)	340,700	266,153
Meituan, Class B*(a)	1,611,800	16,905,369
Tongcheng Travel Holdings Ltd.*(c)	445,600	824,028
Trip.com Group Ltd.*	212,427	7,551,944
Yum China Holdings, Inc.	157,750	6,711,176

Total Hotels, Restaurants & Leisure		35,153,139

Household Durables - 1.1%
Gree Electric Appliances, Inc. of Zhuhai, Class A	489,500	2,211,501
Haier Smart Home Co. Ltd., Class A	463,100	1,365,770
Haier Smart Home Co. Ltd., Class H	855,900	2,416,914

Total Household Durables		5,994,185

Industrial Conglomerates - 0.2%
Fosun International Ltd.	1,477,700	868,618

Insurance - 6.0%
Ping An Insurance Group Co. of China Ltd., Class A	2,008,094	11,365,080
Ping An Insurance Group Co. of China Ltd., Class H	4,307,400	19,499,983
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)	459,000	1,048,666

Total Insurance		31,913,729

Interactive Media & Services - 3.0%
Kanzhun Ltd., ADR	217,882	3,619,020
Kuaishou Technology*(a)	1,698,500	11,517,577
Meitu, Inc.(a)(b)	1,636,000	754,250

Total Interactive Media & Services		15,890,847

IT Services - 0.1%
GDS Holdings Ltd., Class A*(b)	608,300	705,790

Life Sciences Tools & Services - 3.8%
Genscript Biotech Corp.*(b)	742,400	1,888,195
Hangzhou Tigermed Consulting Co. Ltd., Class A	113,067	872,861
Pharmaron Beijing Co. Ltd., Class A	208,225	847,451
WuXi AppTec Co. Ltd., Class A	481,047	4,915,454
WuXi AppTec Co. Ltd., Class H(a)(b)	248,195	2,525,321
Wuxi Biologics Cayman, Inc.*(a)	2,389,900	9,059,433

Total Life Sciences Tools & Services		20,108,715

Machinery - 2.1%
Haitian International Holdings Ltd.	441,400	1,092,117
Jiangsu Hengli Hydraulic Co. Ltd., Class A	100,500	771,752
Sany Heavy Equipment International Holdings Co. Ltd.	721,000	697,127
Sany Heavy Industry Co. Ltd., Class A	1,304,048	2,521,802
Shenzhen Inovance Technology Co. Ltd., Class A	389,200	3,451,126
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	224,400	806,763
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	419,700	1,732,885

Total Machinery		11,073,572

Marine Transportation - 0.3%
SITC International Holdings Co. Ltd.	886,000	1,529,513

Media - 0.4%
Focus Media Information Technology Co. Ltd., Class A	2,149,324	1,907,666

Metals & Mining - 0.8%
China Hongqiao Group Ltd.(b)	1,493,100	1,221,854
GEM Co. Ltd., Class A	1,020,500	782,508
Yintai Gold Co. Ltd., Class A	382,200	805,129
Zhejiang Huayou Cobalt Co. Ltd., Class A	292,550	1,352,930

Total Metals & Mining		4,162,421

Passenger Airlines - 0.2%
Spring Airlines Co. Ltd., Class A*	109,200	769,856

Personal Care Products - 0.6%
Giant Biogene Holding Co. Ltd.*(a)	281,400	1,282,932
Hengan International Group Co. Ltd.	444,900	1,655,153

Total Personal Care Products		2,938,085

Pharmaceuticals - 3.3%
Asymchem Laboratories Tianjin Co. Ltd., Class A	48,327	787,962
China Medical System Holdings Ltd.	808,000	1,432,112
Hansoh Pharmaceutical Group Co. Ltd.(a)	744,100	1,501,818
Humanwell Healthcare Group Co. Ltd., Class A	227,300	793,568
HUTCHMED China Ltd.*(b)	359,500	1,321,327
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	843,568	5,358,338
Kangmei Pharmaceutical Co. Ltd., Class A*	199,602	52,139
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	262,604	923,093
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	327,900	713,871
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	213,900	872,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2023

Investments	Shares	Value
Sino Biopharmaceutical Ltd.	6,931,150	$3,080,097
Zhejiang NHU Co. Ltd., Class A	336,660	801,864

Total Pharmaceuticals		17,638,840

Real Estate Management & Development - 2.7%
Country Garden Holdings Co. Ltd.*(b)	8,262,936	825,389
Country Garden Services Holdings Co. Ltd.(b)	1,507,300	1,302,966
ESR Group Ltd.(a)	1,567,800	2,168,423
Gemdale Corp., Class A	923,400	565,405
KE Holdings, Inc., ADR	460,156	7,459,129
Longfor Group Holdings Ltd.(a)(b)	1,177,700	1,885,273

Total Real Estate Management & Development		14,206,585

Semiconductors & Semiconductor Equipment - 4.8%
Daqo New Energy Corp., ADR*	42,992	1,143,587
GCL Technology Holdings Ltd.	13,906,000	2,208,277
GigaDevice Semiconductor, Inc., Class A	129,026	1,674,116
JA Solar Technology Co. Ltd., Class A	342,460	996,513
JCET Group Co. Ltd., Class A	285,807	1,198,522
JinkoSolar Holding Co. Ltd., ADR(b)	27,973	1,033,323
LONGi Green Energy Technology Co. Ltd., Class A	1,317,768	4,237,970
Montage Technology Co. Ltd., Class A	184,613	1,523,448
Sanan Optoelectronics Co. Ltd., Class A	757,400	1,473,189
SG Micro Corp., Class A	65,145	814,335
Shanghai Aiko Solar Energy Co. Ltd., Class A	241,600	598,520
Tianshui Huatian Technology Co. Ltd., Class A	539,400	645,407
Tongwei Co. Ltd., Class A	549,258	1,930,726
Trina Solar Co. Ltd., Class A	246,897	989,239
Will Semiconductor Co. Ltd., Class A	156,766	2,349,310
Xinyi Solar Holdings Ltd.	3,120,765	1,822,450
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	127,157	787,343

Total Semiconductors & Semiconductor Equipment		25,426,275

Software - 1.7%
360 Security Technology, Inc., Class A*	643,600	814,375
Beijing Kingsoft Office Software, Inc., Class A	46,636	2,070,936
Hundsun Technologies, Inc., Class A	320,410	1,294,131
Kingdee International Software Group Co. Ltd.*(b)	1,972,700	2,874,967
Thunder Software Technology Co. Ltd., Class A	69,200	778,046
Yonyou Network Technology Co. Ltd., Class A	450,213	1,124,805

Total Software		8,957,260

Specialty Retail - 0.6%
Chow Tai Fook Jewellery Group Ltd.	861,600	1,282,158
Pop Mart International Group Ltd.(a)	246,100	638,214
Topsports International Holdings Ltd.(a)	1,029,200	801,370
Zhongsheng Group Holdings Ltd.	253,100	605,478

Total Specialty Retail		3,327,220

Technology Hardware, Storage & Peripherals - 0.2%
Shenzhen Transsion Holdings Co. Ltd., Class A	65,286	1,268,936

Textiles, Apparel & Luxury Goods - 1.9%
ANTA Sports Products Ltd.	426,300	4,135,496
Bosideng International Holdings Ltd.	1,232,000	553,793
Li Ning Co. Ltd.	850,000	2,275,070
Shenzhou International Group Holdings Ltd.	281,500	2,898,438
Xtep International Holdings Ltd.	503,700	284,473

Total Textiles, Apparel & Luxury Goods		10,147,270

Total China		523,832,697

United States - 0.4%

Biotechnology - 0.4%
Legend Biotech Corp., ADR*	36,327	2,185,795

TOTAL COMMON STOCKS (Cost: $722,597,632)		526,018,492

RIGHTS - 0.0%

China - 0.0%
Kangmei Pharmaceutical Co. Ltd., expiring 11/12/24*† (Cost: $0)	92,750	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%

United States - 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d) (Cost: $13,283,612)	13,283,612	13,283,612

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $735,881,244)		539,302,104
Other Assets less Liabilities - (2.1)%		(11,258,088)

NET ASSETS - 100.0%		$528,044,016

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $40,148,296 and the total market value of the collateral held by the Fund was $42,604,799. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $29,321,187.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Energy Equipment & Services	$—	$—	$0	*	$0
Other	526,018,492	—	—		526,018,492
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	13,283,612	—		13,283,612

Total Investments in Securities	$526,018,492	$13,283,612	$0		$539,302,104

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 100.5%

Brazil - 5.0%
3R Petroleum Oleo & Gas SA*	104,563	$565,694
Allos SA	405,011	2,213,653
Ambev SA	2,464,142	6,964,894
B3 SA - Brasil Bolsa Balcao	3,391,910	10,159,810
Banco Bradesco SA	887,726	2,792,419
Banco Santander Brasil SA	187,093	1,244,051
BRF SA*	408,314	1,160,824
CCR SA	580,500	1,694,559
Cia Siderurgica Nacional SA	332,690	1,346,485
Cosan SA	749,160	2,985,783
Embraer SA*	462,002	2,129,493
Energisa SA	134,170	1,486,819
Engie Brasil Energia SA	106,981	998,322
Equatorial Energia SA	444,641	3,269,635
GPS Participacoes & Empreendimentos SA(a)	413,619	1,605,056
Hapvida Participacoes & Investimentos SA*(a)	2,830,292	2,592,803
Hypera SA	250,345	1,842,439
Itau Unibanco Holding SA	301,789	1,791,748
Itausa SA	567,597	1,208,200
Localiza Rent a Car SA	553,704	7,249,583
Lojas Renner SA	528,900	1,896,706
Magazine Luiza SA*	1,310,613	582,782
Natura & Co. Holding SA*	507,713	1,765,331
PRIO SA	409,559	3,882,615
Raia Drogasil SA	638,870	3,866,679
Rede D’Or Sao Luiz SA(a)	588,124	3,482,058
Rumo SA	694,945	3,283,306
Santos Brasil Participacoes SA	586,134	1,130,615
Sao Martinho SA	110,921	669,280
Sendas Distribuidora SA	725,636	2,021,133
Suzano SA	378,692	4,336,840
Telefonica Brasil SA	287,741	3,165,530
TIM SA	699,683	2,582,616
TOTVS SA	271,860	1,885,492
Transmissora Alianca de Energia Eletrica SA	68,253	539,268
Ultrapar Participacoes SA	467,331	2,550,425
Vibra Energia SA	644,807	3,021,205
WEG SA	902,182	6,855,142

Total Brazil		102,819,293

Chile - 0.3%
Banco de Chile	19,406,889	2,299,844
Banco Santander Chile	33,292,415	1,639,297
Empresas CMPC SA	816,318	1,589,104
Empresas Copec SA	212,439	1,559,324

Total Chile		7,087,569

China - 21.4%
360 Security Technology, Inc., Class A*	530,200	670,885
AAC Technologies Holdings, Inc.(b)	337,500	1,002,747
Aier Eye Hospital Group Co. Ltd., Class A	612,285	1,360,328
Akeso, Inc.*(a)	225,000	1,336,996
Alibaba Group Holding Ltd.	6,094,132	59,001,528
ANTA Sports Products Ltd.	456,500	4,428,463
Asymchem Laboratories Tianjin Co. Ltd., Class A	39,140	638,170
BeiGene Ltd.*	336,800	4,748,856
Beijing Kingsoft Office Software, Inc., Class A	31,401	1,394,404
Beijing New Building Materials PLC, Class A	258,100	846,729
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	350,300	944,550
Bilibili, Inc., Class Z*(b)	137,254	1,645,245
BOE Technology Group Co. Ltd., Class A	6,064,100	3,321,348
Bosideng International Holdings Ltd.	1,670,000	750,677
Chaozhou Three-Circle Group Co. Ltd., Class A	345,400	1,428,536
China Common Rich Renewable Energy Investments Ltd.*†	102,000	0
China Conch Venture Holdings Ltd.	400	332
China Feihe Ltd.(a)	546,000	298,573
China Hongqiao Group Ltd.	1,267,500	1,037,238
China Minsheng Banking Corp. Ltd., Class A	3,756,779	1,973,198
China Minsheng Banking Corp. Ltd., Class H	2,847,500	966,361
China Ruyi Holdings Ltd.*(b)	3,044,000	674,404
Chongqing Zhifei Biological Products Co. Ltd., Class A	190,650	1,636,185
Chow Tai Fook Jewellery Group Ltd.	940,600	1,399,718
Contemporary Amperex Technology Co. Ltd., Class A	419,250	9,612,498
Country Garden Services Holdings Co. Ltd.(b)	613,000	529,900
Daqo New Energy Corp., ADR*	31,428	835,985
East Buy Holding Ltd.*(a)(b)	179,500	639,056
East Money Information Co. Ltd., Class A	2,244,853	4,426,275
ENN Energy Holdings Ltd.	319,100	2,349,764
ESR Group Ltd.(a)	1,020,400	1,411,315
Eve Energy Co. Ltd., Class A	253,600	1,502,952
Focus Media Information Technology Co. Ltd., Class A	2,119,300	1,881,018
Foshan Haitian Flavouring & Food Co. Ltd., Class A	300,966	1,604,030
Foxconn Industrial Internet Co. Ltd., Class A	679,200	1,442,225
Fuyao Glass Industry Group Co. Ltd., Class A	246,182	1,292,692
Fuyao Glass Industry Group Co. Ltd., Class H(a)	286,800	1,395,701
Ganfeng Lithium Group Co. Ltd., Class A	136,920	822,989
Ganfeng Lithium Group Co. Ltd., Class H(a)(b)	186,200	703,447
GCL Technology Holdings Ltd.	10,182,000	1,616,905
GDS Holdings Ltd., Class A*(b)	205,252	238,147
Geely Automobile Holdings Ltd.	1,967,000	2,163,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2023

Investments	Shares	Value
Gemdale Corp., Class A	953,000	$583,529
Genscript Biotech Corp.*	494,000	1,256,423
Giant Biogene Holding Co. Ltd.*(a)	184,000	838,875
GigaDevice Semiconductor, Inc., Class A	122,000	1,582,954
GoerTek, Inc., Class A	413,100	1,218,890
Great Wall Motor Co. Ltd., Class H(b)	1,438,700	1,868,262
Gree Electric Appliances, Inc. of Zhuhai, Class A	644,200	2,910,417
Guangdong Haid Group Co. Ltd., Class A	135,500	854,606
Guangzhou Tinci Materials Technology Co. Ltd., Class A	185,200	652,307
H World Group Ltd.	710,070	2,387,042
Haidilao International Holding Ltd.(a)(b)	648,300	1,207,174
Haier Smart Home Co. Ltd., Class A	686,500	2,024,619
Haier Smart Home Co. Ltd., Class H	904,800	2,554,999
Hangzhou Tigermed Consulting Co. Ltd., Class A	105,500	814,445
Hengan International Group Co. Ltd.	283,500	1,054,700
Hengli Petrochemical Co. Ltd., Class A*	377,440	698,099
Hengtong Optic-electric Co. Ltd., Class A	436,500	731,934
Hongfa Technology Co. Ltd., Class A	279,300	1,084,157
Huadong Medicine Co. Ltd., Class A	182,100	1,060,285
Humanwell Healthcare Group Co. Ltd., Class A	250,600	874,914
Hundsun Technologies, Inc., Class A	233,471	942,986
HUTCHMED China Ltd.*(b)	219,500	806,763
Hygeia Healthcare Holdings Co. Ltd.(a)(b)	181,600	820,957
Imeik Technology Development Co. Ltd., Class A	19,500	806,032
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	868,200	3,261,572
Innovent Biologics, Inc.*(a)	571,000	3,126,093
JA Solar Technology Co. Ltd., Class A	273,552	796,000
JCET Group Co. Ltd., Class A	304,400	1,276,491
JD Health International, Inc.*(a)	452,300	2,264,816
JD Logistics, Inc.*(a)	796,400	997,470
JD.com, Inc., Class A	947,309	13,648,150
Jiangsu Eastern Shenghong Co. Ltd., Class A	524,900	707,671
Jiangsu Hengli Hydraulic Co. Ltd., Class A	154,800	1,188,729
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	625,413	3,972,619
Jiangsu Zhongtian Technology Co. Ltd., Class A	407,200	714,256
JinkoSolar Holding Co. Ltd., ADR(b)	28,557	1,054,896
Jiumaojiu International Holdings Ltd.(a)(b)	464,000	362,474
Kangmei Pharmaceutical Co. Ltd., Class A*	31,038	8,108
Kanzhun Ltd., ADR	178,035	2,957,161
KE Holdings, Inc., ADR	274,334	4,446,954
Kingboard Holdings Ltd.	306,500	733,224
Kingdee International Software Group Co. Ltd.*(b)	1,220,000	1,778,000
Kuaishou Technology*(a)	1,406,600	9,538,195
Li Auto, Inc., Class A*	462,200	8,707,074
Li Ning Co. Ltd.	885,500	2,370,088
Lifetech Scientific Corp.*	2,576,000	775,253
Longfor Group Holdings Ltd.(a)	822,000	1,315,865
LONGi Green Energy Technology Co. Ltd., Class A	895,672	2,880,500
Luxshare Precision Industry Co. Ltd., Class A	681,300	3,296,181
Maxscend Microelectronics Co. Ltd., Class A	56,700	1,122,756
Meitu, Inc.(a)(b)	1,427,500	658,125
Meituan, Class B*(a)	1,761,600	18,476,547
Microport Scientific Corp.*	266,700	287,584
Ming Yang Smart Energy Group Ltd., Class A	370,400	652,307
MINISO Group Holding Ltd.(b)	222,200	1,142,508
Minth Group Ltd.	494,000	998,306
Montage Technology Co. Ltd., Class A	156,933	1,295,029
Muyuan Foods Co. Ltd., Class A	410,676	2,375,030
NetEase, Inc.	979,230	17,631,921
Ningxia Baofeng Energy Group Co. Ltd., Class A	667,000	1,383,534
NIO, Inc., Class A*(b)	580,970	5,475,971
Nongfu Spring Co. Ltd., Class H(a)(b)	731,400	4,229,045
PDD Holdings, Inc., ADR*	249,111	36,447,430
Pharmaron Beijing Co. Ltd., Class A	185,166	753,604
Ping An Bank Co. Ltd., Class A	1,205,326	1,589,474
Ping An Insurance Group Co. of China Ltd., Class A	1,506,300	8,525,109
Ping An Insurance Group Co. of China Ltd., Class H	2,493,000	11,286,033
Pop Mart International Group Ltd.(a)	291,400	755,691
Rongsheng Petrochemical Co. Ltd., Class A	579,200	841,884
Sany Heavy Equipment International Holdings Co. Ltd.	671,000	648,782
Sany Heavy Industry Co. Ltd., Class A	971,736	1,879,168
SF Holding Co. Ltd., Class A	332,873	1,888,615
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(b)	1,191,400	1,161,106
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	318,073	1,118,075
Shanghai Putailai New Energy Technology Co. Ltd., Class A	137,665	404,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2023

Investments	Shares	Value
Shanghai RAAS Blood Products Co. Ltd., Class A	1,215,600	$1,365,728
Shenzhen Inovance Technology Co. Ltd., Class A	302,800	2,684,997
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	91,700	3,742,384
Shenzhen Transsion Holdings Co. Ltd., Class A	53,824	1,046,154
Shenzhou International Group Holdings Ltd.	329,800	3,395,755
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	237,300	968,116
Sieyuan Electric Co. Ltd., Class A	160,800	1,175,186
Sino Biopharmaceutical Ltd.	3,138,000	1,394,479
SITC International Holdings Co. Ltd.	747,000	1,289,556
Sungrow Power Supply Co. Ltd., Class A	171,300	2,107,149
Sunny Optical Technology Group Co. Ltd.	281,300	2,552,344
TCL Technology Group Corp., Class A*	3,032,830	1,831,470
Tianqi Lithium Corp., Class A	164,100	1,285,726
Tingyi Cayman Islands Holding Corp.	666,000	811,971
Tongcheng Travel Holdings Ltd.*(c)	517,600	957,174
Tongwei Co. Ltd., Class A	374,858	1,317,683
Topsports International Holdings Ltd.(a)	1,574,000	1,225,569
Trina Solar Co. Ltd., Class A	193,882	776,824
Trip.com Group Ltd.*	240,470	8,548,895
Vipshop Holdings Ltd., ADR*	118,948	2,112,516
Walvax Biotechnology Co. Ltd., Class A	247,900	818,488
Want Want China Holdings Ltd.	2,473,000	1,494,843
Wens Foodstuffs Group Co. Ltd., Class A	864,800	2,436,296
Will Semiconductor Co. Ltd., Class A	151,040	2,263,500
Wingtech Technology Co. Ltd., Class A*	143,770	854,269
WUS Printed Circuit Kunshan Co. Ltd., Class A	256,100	795,569
WuXi AppTec Co. Ltd., Class A	354,173	3,619,025
WuXi AppTec Co. Ltd., Class H(a)(b)	144,600	1,471,268
Wuxi Biologics Cayman, Inc.*(a)	1,394,500	5,286,154
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	257,800	926,843
Xinyi Glass Holdings Ltd.	877,000	983,860
Xinyi Solar Holdings Ltd.	2,141,753	1,250,731
XPeng, Inc., Class A*(b)	430,400	3,125,251
Xtep International Holdings Ltd.	747,500	422,162
Yadea Group Holdings Ltd.(a)	646,000	1,135,053
Yintai Gold Co. Ltd., Class A	445,000	937,421
Yonyou Network Technology Co. Ltd., Class A	385,800	963,877
Yum China Holdings, Inc.	177,994	7,572,418
Zai Lab Ltd.*	323,700	891,273
Zhejiang Huayou Cobalt Co. Ltd., Class A	196,570	909,060
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	147,300	912,066
Zhejiang NHU Co. Ltd., Class A	381,980	909,808
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	401,400	1,657,327
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)	328,500	750,516
Zhongji Innolight Co. Ltd., Class A	106,900	1,695,093
Zhongsheng Group Holdings Ltd.	115,500	276,305
ZTO Express Cayman, Inc.	180,262	3,739,804

Total China		439,503,666

Czech Republic - 0.1%
Komercni Banka AS	82,711	2,681,217

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	148,987	1,216,851
OTP Bank Nyrt	76,987	3,515,535
Richter Gedeon Nyrt	39,385	995,992

Total Hungary		5,728,378

India - 22.5%
Aarti Industries Ltd.	176,389	1,376,963
ABB India Ltd.	30,203	1,696,769
ACC Ltd.	47,105	1,251,727
Adani Green Energy Ltd.*	163,464	3,137,126
Adani Ports & Special Economic Zone Ltd.	291,318	3,586,085
Adani Total Gas Ltd.	129,697	1,539,819
Alkem Laboratories Ltd.	25,916	1,620,292
Ambuja Cements Ltd.	303,742	1,901,359
APL Apollo Tubes Ltd.	97,501	1,800,658
Apollo Hospitals Enterprise Ltd.	48,866	3,349,645
Ashok Leyland Ltd.	856,029	1,867,625
Asian Paints Ltd.	167,459	6,846,975
Astral Ltd.	70,766	1,622,204
Atul Ltd.	17,307	1,488,104
AU Small Finance Bank Ltd.(a)	201,620	1,907,805
Aurobindo Pharma Ltd.	92,941	1,210,714
Avenue Supermarts Ltd.*(a)	66,955	3,284,960
Axis Bank Ltd.	938,816	12,436,128
Bajaj Auto Ltd.	31,799	2,597,476
Bajaj Finserv Ltd.	168,444	3,412,452
Balkrishna Industries Ltd.	42,798	1,321,041
Bandhan Bank Ltd.(a)	352,890	1,023,721
Bata India Ltd.	67,427	1,338,108
Berger Paints India Ltd.	180,896	1,314,431
Bharat Forge Ltd.	132,444	1,970,973
Bharti Airtel Ltd.	1,308,938	16,236,329
Biocon Ltd.	383,694	1,151,122
Britannia Industries Ltd.	55,143	3,537,614
CG Power & Industrial Solutions Ltd.	343,610	1,876,329
Cipla Ltd.	252,850	3,786,958
Coforge Ltd.	23,113	1,742,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2023

Investments	Shares	Value
Colgate-Palmolive India Ltd.	72,180	$2,194,274
Crompton Greaves Consumer Electricals Ltd.	351,842	1,314,539
Cummins India Ltd.	76,623	1,808,400
Dabur India Ltd.	239,676	1,604,873
Deepak Nitrite Ltd.	45,114	1,345,173
Delhivery Ltd.*	152,580	713,725
Divi’s Laboratories Ltd.	61,639	2,891,740
Dixon Technologies India Ltd.(c)	16,233	1,281,015
DLF Ltd.	417,762	3,646,781
Dr. Lal PathLabs Ltd.(a)	33,315	1,031,994
Dr. Reddy’s Laboratories Ltd.	53,502	3,727,740
Eicher Motors Ltd.	62,917	3,132,855
Emami Ltd.	175,043	1,185,868
Federal Bank Ltd.	1,307,221	2,452,991
Fortis Healthcare Ltd.	329,723	1,661,022
FSN E-Commerce Ventures Ltd.*	366,833	766,828
Godrej Consumer Products Ltd.	147,567	2,006,012
Godrej Properties Ltd.*	90,420	2,187,705
Grasim Industries Ltd.	164,928	4,231,131
Gujarat Fluorochemicals Ltd.	25,127	1,117,016
Havells India Ltd.	127,987	2,103,977
HCL Technologies Ltd.	380,270	6,699,780
HDFC Asset Management Co. Ltd.(a)	59,052	2,274,404
HDFC Bank Ltd.	2,212,661	45,449,109
HDFC Life Insurance Co. Ltd.(a)	483,681	3,758,952
Hero MotoCorp Ltd.	49,031	2,439,095
Hindustan Unilever Ltd.	344,584	11,031,284
ICICI Bank Ltd., ADR	947,607	22,590,951
ICICI Lombard General Insurance Co. Ltd.(a)	106,851	1,823,486
ICICI Prudential Life Insurance Co. Ltd.(a)	194,020	1,247,049
IDFC First Bank Ltd.*	1,598,265	1,707,479
Indian Hotels Co. Ltd.	429,025	2,260,000
Indus Towers Ltd.*	536,543	1,283,428
Info Edge India Ltd.	53,617	3,311,946
Infosys Ltd., ADR(b)	1,189,024	21,854,261
InterGlobe Aviation Ltd.*(a)	57,895	2,064,325
Jindal Stainless Ltd.	148,720	1,022,460
JSW Steel Ltd.	404,293	4,276,684
Jubilant Foodworks Ltd.	121,085	822,209
Kotak Mahindra Bank Ltd.	465,281	10,668,942
KPIT Technologies Ltd.	48,676	885,529
Laurus Labs Ltd.(a)	212,548	1,098,835
Lupin Ltd.	127,036	2,019,646
Macrotech Developers Ltd.(a)	93,494	1,150,000
Mahindra & Mahindra Ltd.	381,211	7,922,565
Marico Ltd.	269,098	1,773,748
Maruti Suzuki India Ltd.	58,377	7,227,415
Max Financial Services Ltd.*	120,937	1,386,912
Max Healthcare Institute Ltd.	315,805	2,604,391
Motherson Sumi Wiring India Ltd.	1,937,032	1,437,403
Mphasis Ltd.	38,344	1,262,447
MRF Ltd.	1,459	2,271,934
Navin Fluorine International Ltd.	21,635	1,001,805
Nestle India Ltd.	16,418	5,244,270
One 97 Communications Ltd.*	96,963	740,444
Page Industries Ltd.	3,156	1,460,651
PB Fintech Ltd.*	125,349	1,197,021
Persistent Systems Ltd.	23,533	2,089,736
PI Industries Ltd.	42,666	1,802,700
Polycab India Ltd.	19,960	1,315,619
PVR Inox Ltd.*	60,354	1,203,290
Reliance Industries Ltd., GDR(a)	39,698	2,481,125
Reliance Industries Ltd., GDR(a)(b)	632,256	39,516,000
Samvardhana Motherson International Ltd.	1,207,984	1,479,971
Shree Cement Ltd.	5,889	2,027,781
Siemens Ltd.	44,625	2,158,324
Sona Blw Precision Forgings Ltd.(a)	134,382	1,040,804
SRF Ltd.	63,836	1,901,914
Sun Pharmaceutical Industries Ltd.	490,423	7,422,610
Supreme Industries Ltd.	36,307	1,982,135
Suzlon Energy Ltd.*	4,072,679	1,869,599
Tata Chemicals Ltd.	93,732	1,243,659
Tata Communications Ltd.	57,652	1,226,496
Tata Consumer Products Ltd.	321,250	4,195,635
Tata Elxsi Ltd.	20,224	2,127,410
Tata Motors Ltd.	828,868	7,768,855
Tata Steel Ltd.	3,703,267	6,212,628
Tech Mahindra Ltd.	302,310	4,623,453
Titan Co. Ltd.	176,942	7,815,313
Torrent Pharmaceuticals Ltd.	56,059	1,553,191
Trent Ltd.	98,531	3,617,278
Tube Investments of India Ltd.	49,904	2,123,958
TVS Motor Co. Ltd.	122,247	2,976,046
UltraTech Cement Ltd.	42,424	5,354,661
United Spirits Ltd.	180,474	2,424,176
UPL Ltd.	173,482	1,224,285
Varun Beverages Ltd.	225,324	3,349,245
Vedanta Ltd.	526,106	1,634,642
Voltas Ltd.	115,895	1,362,586
Wipro Ltd.	692,864	3,924,193
Zee Entertainment Enterprises Ltd.*	596,237	1,968,260
Zomato Ltd.*	2,220,629	3,301,039

Total India		461,229,391

Indonesia - 2.2%
Astra International Tbk. PT	12,308,700	4,516,734
Bank Central Asia Tbk. PT	34,108,900	20,823,775
Barito Pacific Tbk. PT	18,177,798	1,570,207
Bumi Resources Minerals Tbk. PT*	70,581,400	779,297
Charoen Pokphand Indonesia Tbk. PT	5,066,000	1,653,351
Elang Mahkota Teknologi Tbk. PT	33,960,000	1,301,318
GoTo Gojek Tokopedia Tbk. PT*	631,649,900	3,528,083
Indofood CBP Sukses Makmur Tbk. PT	1,392,600	956,468
Indofood Sukses Makmur Tbk. PT	2,710,800	1,135,589

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2023

Investments	Shares	Value
Indosat Tbk. PT	1,769,700	$1,077,543
Kalbe Farma Tbk. PT	13,312,800	1,392,064
Merdeka Copper Gold Tbk. PT*	8,023,700	1,407,027
Sarana Menara Nusantara Tbk. PT	25,483,200	1,638,525
Sumber Alfaria Trijaya Tbk. PT	12,407,200	2,361,051
Unilever Indonesia Tbk. PT	3,424,700	785,165

Total Indonesia		44,926,197

Malaysia - 1.0%
Genting Malaysia Bhd.	3,000,700	1,756,667
Hong Leong Bank Bhd.	935,708	3,848,723
MR DIY Group M Bhd.(a)	3,847,200	1,214,024
Nestle Malaysia Bhd.	81,800	2,093,510
Press Metal Aluminium Holdings Bhd.	4,360,900	4,564,946
QL Resources Bhd.	1,302,425	1,618,465
YTL Corp. Bhd.	6,713,900	2,761,539
YTL Power International Bhd.	3,501,700	1,935,651

Total Malaysia		19,793,525

Mexico - 3.6%
Alfa SAB de CV, Class A(b)	1,949,883	1,570,546
America Movil SAB de CV, Series B	9,754,221	9,066,193
Arca Continental SAB de CV(b)	216,300	2,368,194
Banco del Bajio SA(a)	318,908	1,069,649
Cemex SAB de CV, Series CPO*	5,721,373	4,466,418
Coca-Cola Femsa SAB de CV	263,420	2,503,925
Corp. Inmobiliaria Vesta SAB de CV(b)	611,994	2,436,845
Fibra Uno Administracion SA de CV	1,277,325	2,305,815
Fomento Economico Mexicano SAB de CV(b)	671,280	8,760,393
Grupo Aeroportuario del Centro Norte SAB de CV(b)	176,013	1,868,381
Grupo Aeroportuario del Pacifico SAB de CV, Class B(b)	176,294	3,085,939
Grupo Aeroportuario del Sureste SAB de CV, Class B	83,984	2,467,075
Grupo Bimbo SAB de CV, Series A(b)	583,135	2,959,665
Grupo Carso SAB de CV, Series A1(b)	240,400	2,691,395
Grupo Financiero Banorte SAB de CV, Class O	802,128	8,088,304
Grupo Financiero Inbursa SAB de CV, Class O*	522,715	1,441,792
Grupo Mexico SAB de CV, Series B	1,217,443	6,770,721
Grupo Televisa SAB, Series CPO	1,443,387	966,548
Industrias Penoles SAB de CV*(b)	94,295	1,382,255
Wal-Mart de Mexico SAB de CV	1,693,085	7,155,457

Total Mexico		73,425,510

Philippines - 0.8%
Ayala Corp.	91,030	1,119,484
Ayala Land, Inc.	1,988,700	1,237,214
Bank of the Philippine Islands	907,767	1,701,602
BDO Unibank, Inc.	917,878	2,163,125
Globe Telecom, Inc.	19,130	594,196
International Container Terminal Services, Inc.	238,250	1,061,853
JG Summit Holdings, Inc.	804,940	554,555
Jollibee Foods Corp.	249,460	1,132,537
Metropolitan Bank & Trust Co.	1,448,790	1,342,175
PLDT, Inc.	54,100	1,249,551
SM Investments Corp.	178,725	2,814,414
SM Prime Holdings, Inc.	3,780,000	2,245,815

Total Philippines		17,216,521

Poland - 1.1%
Bank Polska Kasa Opieki SA	119,923	4,637,114
Budimex SA	9,147	1,456,169
CD Projekt SA	79,731	2,331,761
Dino Polska SA*(a)	38,279	4,484,744
LPP SA	883	3,635,520
mBank SA*	6,658	905,851
Santander Bank Polska SA	33,660	4,192,682

Total Poland		21,643,841

Russia - 0.0%
Evraz PLC*†	757,034	0
HeadHunter Group PLC, ADR*†	35,535	0
LUKOIL PJSC*†	383,480	0
LUKOIL PJSC, ADR*†	91,105	0
Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	101,979	0
Mobile TeleSystems PJSC, ADR*†	777,676	0
Novatek PJSC*†	1,138,580	0
Novolipetsk Steel PJSC*†	948,540	0
Ozon Holdings PLC, ADR*†(b)	43,104	0
PhosAgro PJSC*†	43,175	0
PhosAgro PJSC, GDR*†(c)	835	0
Polyus PJSC*†	37,593	0
Severstal PAO, GDR*†(c)	123,722	0
Sistema AFK PAO*†	4,256,200	0
Surgutneftegas PJSC*†	7,201,040	0
VK IPJSC, GDR*†(c)	167,707	0
X5 Retail Group NV, GDR*†(c)	166,238	0
Yandex NV, Class A*†	402,553	0

Total Russia		0

Saudi Arabia - 5.2%
Abdullah Al Othaim Markets Co.	517,907	1,809,222
Advanced Petrochemical Co.	123,232	1,296,401
Al Hammadi Holding	93,652	1,490,940
Al Rajhi Bank	1,839,715	42,681,388
Aldrees Petroleum & Transport Services Co.	45,370	2,139,044
Alinma Bank	926,903	9,577,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2023

Investments	Shares	Value
Bank Al-Jazira*	432,082	$2,154,649
Bank AlBilad	491,845	5,895,582
Bupa Arabia for Cooperative Insurance Co.	23,946	1,361,410
Dallah Healthcare Co.	21,302	974,780
Dar Al Arkan Real Estate Development Co.*	506,252	1,879,207
Dr. Sulaiman Al Habib Medical Services Group Co.	80,047	6,057,957
Etihad Etisalat Co.	492,492	6,487,761
Jarir Marketing Co.	552,023	2,302,304
Mobile Telecommunications Co. Saudi Arabia	563,518	2,121,833
Mouwasat Medical Services Co.	91,733	2,734,866
Nahdi Medical Co.	37,747	1,379,024
National Industrialization Co.*	413,357	1,355,811
Sahara International Petrochemical Co.	384,291	3,489,362
Saudi Awwal Bank	364,562	3,655,342
Saudi Cement Co.	42,985	601,790
Saudi Research & Media Group*	42,499	1,935,688
Saudia Dairy & Foodstuff Co.	4,734	420,379
Savola Group	253,472	2,524,581

Total Saudi Arabia		106,327,319

South Africa - 3.1%
Absa Group Ltd.	331,059	2,963,646
Anglo American Platinum Ltd.	12,067	636,095
Aspen Pharmacare Holdings Ltd.	142,851	1,589,620
Bid Corp. Ltd.	137,999	3,219,536
Capitec Bank Holdings Ltd.	35,891	3,976,929
Clicks Group Ltd.	76,725	1,366,513
Discovery Ltd.	198,458	1,559,231
FirstRand Ltd.	2,182,258	8,771,991
Gold Fields Ltd.	346,736	5,266,785
Harmony Gold Mining Co. Ltd.	251,709	1,646,036
Impala Platinum Holdings Ltd.	371,245	1,852,825
Investec Ltd.	265,551	1,823,680
Momentum Metropolitan Holdings	1,861,123	2,227,750
Mr. Price Group Ltd.	94,666	811,733
MultiChoice Group*	176,518	782,036
Nedbank Group Ltd.	227,983	2,695,653
Old Mutual Ltd.	2,558,904	1,827,439
Redefine Properties Ltd.	3,204,101	674,548
Remgro Ltd.	298,789	2,654,668
Sanlam Ltd.	722,536	2,876,316
Shoprite Holdings Ltd.	177,070	2,663,191
Sibanye Stillwater Ltd.	1,127,179	1,534,751
Standard Bank Group Ltd.	528,296	6,011,669
Vodacom Group Ltd.	380,967	2,208,202
Woolworths Holdings Ltd.	363,557	1,435,342

Total South Africa		63,076,185

South Korea - 13.6%
Alteogen, Inc.*	16,222	1,240,676
Amorepacific Corp.	11,660	1,312,757
Celltrion, Inc.	52,757	8,254,162
CJ CheilJedang Corp.	4,585	1,153,459
CosmoAM&T Co. Ltd.*	7,611	870,487
Coway Co. Ltd.	13,894	617,080
CS Wind Corp.	17,210	938,071
DB Insurance Co. Ltd.	25,113	1,632,082
Doosan Enerbility Co. Ltd.*	168,184	2,076,346
Ecopro BM Co. Ltd.	16,314	3,648,134
Ecopro Co. Ltd.	6,783	3,407,563
GS Holdings Corp.	52,163	1,656,547
Hana Financial Group, Inc.	108,628	3,660,576
Hankook Tire & Technology Co. Ltd.	36,542	1,288,149
Hanmi Semiconductor Co. Ltd.	20,758	994,463
Hanwha Solutions Corp.*	48,440	1,485,659
HD Hyundai Co. Ltd.	23,413	1,150,744
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	22,090	2,073,671
HLB, Inc.*	41,337	1,627,289
HYBE Co. Ltd.	8,434	1,529,109
Hyundai Glovis Co. Ltd.	8,875	1,319,639
Hyundai Motor Co.	46,910	7,412,210
JYP Entertainment Corp.	14,007	1,101,723
Kakao Corp.	139,794	5,893,947
KakaoBank Corp.	116,433	2,576,551
KB Financial Group, Inc.	136,237	5,722,821
Korea Investment Holdings Co. Ltd.	36,283	1,726,957
Korea Zinc Co. Ltd.	4,908	1,897,806
Korean Air Lines Co. Ltd.	81,748	1,517,026
Krafton, Inc.*	14,354	2,157,725
Kum Yang Co. Ltd.*	12,500	1,059,865
Kumho Petrochemical Co. Ltd.	11,916	1,229,627
L&F Co. Ltd.	9,553	1,513,170
LG Chem Ltd.	15,134	5,863,705
LG Corp.	45,907	3,061,892
LG Electronics, Inc.	36,857	2,913,303
LG Energy Solution Ltd.*	12,962	4,302,551
LG H&H Co. Ltd.	2,677	737,895
LG Innotek Co. Ltd.	5,707	1,061,283
LG Uplus Corp.	199,349	1,583,462
Meritz Financial Group, Inc.	40,357	1,851,929
NAVER Corp.	72,414	12,594,717
NCSoft Corp.	7,262	1,356,092
Pearl Abyss Corp.*	28,509	857,771
Posco DX Co. Ltd.	20,051	1,155,202
POSCO Future M Co. Ltd.	10,795	3,009,088
POSCO Holdings, Inc.	25,149	9,753,805
Posco International Corp.	18,109	877,399
Samsung Biologics Co. Ltd.*(a)	6,288	3,710,599
Samsung Electro-Mechanics Co. Ltd.	21,740	2,586,046
Samsung Electronics Co. Ltd.	1,635,082	99,661,415
Samsung Engineering Co. Ltd.*	67,819	1,527,099
Samsung Fire & Marine Insurance Co. Ltd.	13,023	2,659,406
Samsung Heavy Industries Co. Ltd.*	310,125	1,866,192
Samsung Life Insurance Co. Ltd.	34,586	1,855,651
Samsung SDI Co. Ltd.	18,075	6,624,272
Samsung SDS Co. Ltd.	17,335	2,288,182
Shinhan Financial Group Co. Ltd.	157,335	4,904,884

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2023

Investments	Shares	Value
SK Hynix, Inc.	159,652	$17,540,770
SK Innovation Co. Ltd.*	20,088	2,188,327
SK, Inc.	12,809	1,770,325
Woori Financial Group, Inc.	229,787	2,319,459
Yuhan Corp.	25,973	1,387,485

Total South Korea		279,616,297

Taiwan - 17.3%
Accton Technology Corp.	167,000	2,845,864
Acer, Inc.	1,367,000	2,396,331
Advantech Co. Ltd.	243,072	2,946,279
ASE Technology Holding Co. Ltd.	1,194,062	5,252,387
Asia Cement Corp.	1,174,000	1,585,582
Asia Vital Components Co. Ltd.(b)	113,000	1,238,966
Asustek Computer, Inc.	234,000	3,732,197
AUO Corp.(b)	3,023,200	1,787,885
Cathay Financial Holding Co. Ltd.(b)	3,309,425	4,933,324
Cheng Shin Rubber Industry Co. Ltd.	955,000	1,397,159
China Development Financial Holding Corp.*	6,990,000	2,858,360
Chroma ATE, Inc.	223,000	1,547,678
Compal Electronics, Inc.	1,784,000	2,316,430
CTBC Financial Holding Co. Ltd.	6,773,672	6,257,102
Delta Electronics, Inc.	599,500	6,123,825
E.Sun Financial Holding Co. Ltd.	6,022,895	5,063,153
Eclat Textile Co. Ltd.	96,000	1,757,938
Elite Material Co. Ltd.(b)	103,000	1,282,025
Eva Airways Corp.	1,069,000	1,095,455
Far Eastern International Bank	715	295
Far Eastern New Century Corp.	1,484,080	1,508,718
Far EasTone Telecommunications Co. Ltd.	874,000	2,272,534
Faraday Technology Corp.	72,000	837,523
Feng TAY Enterprise Co. Ltd.	281,320	1,604,112
Formosa Petrochemical Corp.	500,000	1,314,739
Formosa Plastics Corp.	1,732,000	4,469,605
Fubon Financial Holding Co. Ltd.	2,855,023	6,028,103
Giant Manufacturing Co. Ltd.	195,853	1,174,205
Gigabyte Technology Co. Ltd.(b)	166,000	1,438,751
Global Unichip Corp.	28,000	1,587,462
Great Wall Enterprise Co. Ltd.	674,592	1,285,858
Hiwin Technologies Corp.	148,752	1,139,008
Hon Hai Precision Industry Co. Ltd.	3,777,068	12,860,775
Hotai Motor Co. Ltd.	134,880	3,115,945
Innolux Corp.	3,664,326	1,707,364
Inventec Corp.(b)	1,122,000	1,930,291
Largan Precision Co. Ltd.	40,000	3,740,571
Lien Hwa Industrial Holdings Corp.	516,382	1,122,259
Lite-On Technology Corp., ADR	762,000	2,904,938
Lotes Co. Ltd.(b)	50,271	1,752,659
MediaTek, Inc.	466,000	15,411,609
Merida Industry Co. Ltd.	186,000	1,106,043
Micro-Star International Co. Ltd.	360,000	2,392,923
momo.com, Inc.(b)	34,320	569,195
Nan Ya Plastics Corp.	2,143,000	4,643,440
Nanya Technology Corp.	444,000	1,128,427
Novatek Microelectronics Corp.	236,000	3,975,563
Pegatron Corp.	991,000	2,818,928
Pou Chen Corp.	1,389,000	1,398,482
Powerchip Semiconductor Manufacturing Corp.(b)	1,562,000	1,498,864
President Chain Store Corp.	207,000	1,817,712
Quanta Computer, Inc.	856,000	6,261,612
Realtek Semiconductor Corp.	157,000	2,412,000
Ruentex Development Co. Ltd.*	760,300	935,186
Shanghai Commercial & Savings Bank Ltd.(b)	2,061,159	3,143,065
Shin Kong Financial Holding Co. Ltd.*(b)	7,477,000	2,156,089
SinoPac Financial Holdings Co. Ltd.	5,731,195	3,678,811
Synnex Technology International Corp.	641,000	1,466,193
TA Chen Stainless Pipe	959,532	1,238,086
Taishin Financial Holding Co. Ltd.	6,200,148	3,656,593
Taiwan Mobile Co. Ltd.	548,000	1,760,571
Taiwan Semiconductor Manufacturing Co. Ltd.	7,652,000	147,851,485
Tatung Co. Ltd.*	790,000	1,081,116
Tripod Technology Corp.	161,000	1,022,955
Uni-President Enterprises Corp.	1,639,160	3,978,997
Unimicron Technology Corp.	494,000	2,832,929
United Microelectronics Corp.(b)	3,720,000	6,375,654
Voltronic Power Technology Corp.	31,000	1,727,245
Walsin Lihwa Corp.(b)	1,335,977	1,682,459
Wan Hai Lines Ltd.	282,750	506,712
Winbond Electronics Corp.	1,506,904	1,495,095
Wistron Corp.(b)	901,000	2,894,661
Wiwynn Corp.	33,000	1,962,334
WPG Holdings Ltd.	891,000	2,368,994
Yageo Corp.	113,847	2,214,583
Yuanta Financial Holding Co. Ltd.	4,647,104	4,179,146

Total Taiwan		355,857,412

Thailand - 2.1%
Advanced Info Service PCL, NVDR	995,200	6,327,061
BTS Group Holdings PCL, NVDR	6,226,000	1,322,449
Bumrungrad Hospital PCL, NVDR	242,000	1,573,984
Carabao Group PCL, NVDR	379,000	916,062
Central Pattana PCL, NVDR	1,219,100	2,500,168
Central Retail Corp. PCL, NVDR	2,139,183	2,569,589
CP ALL PCL, NVDR	3,615,600	5,931,989
Delta Electronics Thailand PCL, NVDR(b)	2,232,000	5,754,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2023

Investments	Shares	Value
Energy Absolute PCL, NVDR(b)	1,071,400	$1,388,983
Gulf Energy Development PCL, NVDR	3,304,500	4,308,218
Home Product Center PCL, NVDR	3,941,000	1,350,903
Indorama Ventures PCL, NVDR	2,003,800	1,599,752
Intouch Holdings PCL, NVDR	1,312,800	2,750,024
Minor International PCL, NVDR	1,794,800	1,551,208
Tisco Financial Group PCL, NVDR	830,800	2,427,959
True Corp. PCL, NVDR(b)	13,093,493	1,937,219

Total Thailand		44,210,084

Turkey - 0.8%
Akbank TAS	1,397,273	1,727,785
BIM Birlesik Magazalar AS	176,114	1,793,400
Enka Insaat ve Sanayi AS	855,793	985,202
Ford Otomotiv Sanayi AS	33,705	843,938
Haci Omer Sabanci Holding AS	664,645	1,360,391
KOC Holding AS	567,135	2,722,955
Sasa Polyester Sanayi AS*	476,141	587,478
Turkcell Iletisim Hizmetleri AS*	786,044	1,493,095
Turkiye Is Bankasi AS, Class C	1,597,538	1,263,577
Turkiye Petrol Rafinerileri AS	400,762	1,940,440
Turkiye Sise ve Cam Fabrikalari AS	756,734	1,174,022
Yapi ve Kredi Bankasi AS	1,210,504	800,882

Total Turkey		16,693,165

United States - 0.1%
Legend Biotech Corp., ADR*	24,170	1,454,309

TOTAL COMMON STOCKS (Cost: $1,952,979,229)		2,063,289,879

RIGHTS - 0.0%

Brazil - 0.0%
Localiza Rent a Car SA, expiring 2/5/24*	1,986	8,177

China - 0.0%
Kangmei Pharmaceutical Co. Ltd., expiring 11/12/24*†	14,422	0

TOTAL RIGHTS (Cost: $0)		8,177

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d) (Cost: $19,344,518)	19,344,518	19,344,518

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $1,972,323,747)		2,082,642,574
Other Assets less Liabilities - (1.4)%		(28,508,561)

NET ASSETS - 100.0%		$2,054,134,013

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $78,085,093 and the total market value of the collateral held by the Fund was $84,145,079. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $64,800,561.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$439,503,666	$—	$0	*	$439,503,666
Russia	—	—	0	*	0
Other	1,623,786,213	—	—		1,623,786,213
Rights
Brazil	8,177	—	—		8,177
China	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	19,344,518	—		19,344,518

Total Investments in Securities	$2,063,298,056	$19,344,518	$0		$2,082,642,574

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.7%

Brazil - 15.6%
Alupar Investimento SA	385,307	$2,499,387
Ambev SA	8,012,409	22,647,064
Auren Energia SA	1,687,596	4,624,074
Banco Bradesco SA	1,999,113	6,288,382
Banco do Brasil SA	2,715,477	30,963,906
BB Seguridade Participacoes SA	1,568,352	10,864,428
Blau Farmaceutica SA	171,630	579,802
Cia de Saneamento de Minas Gerais Copasa MG	914,909	3,857,324
Cia de Sanena do Parana	991,796	5,959,841
CPFL Energia SA	834,937	6,619,200
CSN Mineracao SA	2,906,750	4,685,411
Dexco SA	691,402	1,148,636
Engie Brasil Energia SA	1,081,025	10,087,875
Grendene SA	481,435	700,705
Kepler Weber SA	473,971	1,066,474
Klabin SA	2,322,529	10,623,887
Lojas Renner SA	1,903,859	6,827,492
Mahle Metal Leve SA	223,349	1,624,908
Neoenergia SA	647,338	2,843,831
Petroleo Brasileiro SA	20,317,885	163,041,658
Sao Martinho SA	326,304	1,968,867
Telefonica Brasil SA	684,976	7,535,639
TIM SA	2,149,409	7,933,733
Vale SA	6,695,940	106,416,043

Total Brazil		421,408,567

Chile - 2.1%
Aguas Andinas SA, Class A	7,298,602	2,378,585
Banco de Chile	85,151,234	10,090,980
Banco de Credito & Inversiones SA	80,052	2,186,274
Banco Santander Chile	60,339,005	2,971,054
Cencosud Shopping SA	1,396,914	2,255,448
Cia Sud Americana de Vapores SA	55,534,217	3,440,344
Colbun SA	31,337,422	5,016,657
Empresa Nacional de Telecomunicaciones SA	347,696	1,283,109
Empresas CMPC SA	4,119,027	8,018,397
Empresas Copec SA	809,063	5,938,604
Enel Chile SA	115,396,067	7,530,671
Quinenco SA	1,230,754	4,037,754
SMU SA	9,063,158	1,679,199

Total Chile		56,827,076

China - 20.0%
Agricultural Bank of China Ltd., Class A	8,501,300	4,345,804
Agricultural Bank of China Ltd., Class H	32,244,000	12,429,253
Anhui Conch Cement Co. Ltd., Class A	633,600	2,007,417
Anhui Conch Cement Co. Ltd., Class H	1,811,500	4,185,087
Anhui Expressway Co. Ltd., Class H	1,314,000	1,295,733
BAIC Motor Corp. Ltd., Class H(a)	6,718,500	1,961,719
Bank of Beijing Co. Ltd., Class A	1,880,849	1,196,563
Bank of Chengdu Co. Ltd., Class A	305,000	482,305
Bank of China Ltd., Class A	5,813,800	3,257,740
Bank of China Ltd., Class H	96,489,000	36,823,382
Bank of Chongqing Co. Ltd., Class H	2,041,500	1,035,319
Bank of Communications Co. Ltd., Class A	4,488,600	3,618,314
Bank of Communications Co. Ltd., Class H	28,171,000	17,569,558
Bank of Guiyang Co. Ltd., Class A	998,700	720,911
Bank of Jiangsu Co. Ltd., Class A	2,349,770	2,207,674
Bank of Nanjing Co. Ltd., Class A	1,756,800	1,820,799
Bank of Shanghai Co. Ltd., Class A	2,501,402	2,097,207
Beijing Jingneng Clean Energy Co. Ltd., Class H	6,292,000	1,394,005
Blue Moon Group Holdings Ltd.(a)	2,368,500	655,174
Bros Eastern Co. Ltd., Class A	159,200	108,882
Canmax Technologies Co. Ltd., Class A	224,000	797,461
China Cinda Asset Management Co. Ltd., Class H	14,719,000	1,470,288
China CITIC Bank Corp. Ltd., Class H	20,100,000	9,472,693
China Coal Energy Co. Ltd., Class H	4,605,000	4,187,141
China Communications Services Corp. Ltd., Class H	3,562,000	1,477,980
China Construction Bank Corp., Class A	1,351,500	1,235,607
China Construction Bank Corp., Class H	112,776,054	67,158,263
China East Education Holdings Ltd.(a)	1,077,500	369,813
China Everbright Bank Co. Ltd., Class A	3,036,300	1,236,591
China Everbright Bank Co. Ltd., Class H	8,966,000	2,663,890
China Feihe Ltd.(a)	7,574,000	4,141,739
China Galaxy Securities Co. Ltd., Class H	3,113,000	1,646,489
China Life Insurance Co. Ltd., Class H	3,818,000	4,948,186
China Medical System Holdings Ltd.	1,745,000	3,092,866
China Merchants Bank Co. Ltd., Class H	2,633,500	9,173,432
China Minsheng Banking Corp. Ltd., Class A	918,400	482,377
China Minsheng Banking Corp. Ltd., Class H(b)	11,384,000	3,863,406
China Nonferrous Mining Corp. Ltd.	1,574,000	1,034,074
China Pacific Insurance Group Co. Ltd., Class H	1,586,000	3,201,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2023

Investments	Shares	Value
China Petroleum & Chemical Corp., Class A	7,863,500	$6,162,167
China Railway Group Ltd., Class H	7,485,000	3,335,805
China Railway Signal & Communication Corp. Ltd., Class H(a)	3,266,000	1,087,475
China Shenhua Energy Co. Ltd., Class A	1,697,000	7,471,414
China Shenhua Energy Co. Ltd., Class H	16,442,000	56,325,886
China Suntien Green Energy Corp. Ltd., Class H	2,526,000	918,716
China Zheshang Bank Co. Ltd., Class A	445,800	157,770
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,525,000	873,803
Chongqing Rural Commercial Bank Co. Ltd., Class H	5,420,000	2,103,156
Daqin Railway Co. Ltd., Class A	2,189,000	2,216,483
Easyhome New Retail Group Co. Ltd., Class A	514,700	238,535
Fufeng Group Ltd.(b)	7,076,000	3,923,786
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,303,400	5,888,602
Greentown Management Holdings Co. Ltd.(a)	1,044,000	717,967
Guangdong Guanhao High-Tech Co. Ltd., Class A	254,100	123,471
Guanghui Energy Co. Ltd., Class A	2,405,000	2,411,552
Guangzhou Automobile Group Co. Ltd., Class H	6,740,000	3,133,258
Guizhou Panjiang Refined Coal Co. Ltd., Class A	396,200	343,307
Guotai Junan Securities Co. Ltd., Class H(a)(b)	661,400	744,531
Hailir Pesticides & Chemicals Group Co. Ltd., Class A	50,500	111,346
Haitong Securities Co. Ltd., Class H	961,200	513,310
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	36,700	109,575
Henan Shenhuo Coal & Power Co. Ltd., Class A	498,100	1,175,193
Henan Shuanghui Investment & Development Co. Ltd., Class A	563,300	2,112,988
Hengan International Group Co. Ltd.	1,299,000	4,832,645
HLA Group Corp. Ltd., Class A	114,900	119,731
Hoyuan Green Energy Co. Ltd., Class A	98,300	459,431
Huabao Flavours & Fragrances Co. Ltd., Class A	40,800	122,676
Huadian Power International Corp. Ltd., Class H(b)	3,422,000	1,520,684
Huaibei Mining Holdings Co. Ltd., Class A	501,300	1,170,775
Huatai Securities Co. Ltd., Class H(a)	1,054,600	1,331,663
Huaxia Bank Co. Ltd., Class A	1,276,000	1,007,095
Industrial & Commercial Bank of China Ltd., Class A	5,687,400	3,817,905
Industrial & Commercial Bank of China Ltd., Class H	75,455,823	36,913,543
Industrial Bank Co. Ltd., Class A	2,481,000	5,647,980
Inner Mongolia ERDOS Resources Co. Ltd., Class A	158,200	215,507
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	152,400	141,472
Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	61,900	108,924
Jiangsu Expressway Co. Ltd., Class H	4,537,727	4,079,483
Jiangzhong Pharmaceutical Co. Ltd., Class A	86,300	253,061
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	80,300	139,047
Keda Industrial Group Co. Ltd., Class A	374,300	554,569
Livzon Pharmaceutical Group, Inc., Class H	276,500	855,149
Luxi Chemical Group Co. Ltd., Class A	310,300	437,085
Metallurgical Corp. of China Ltd., Class H	3,905,000	760,141
Nanjing Iron & Steel Co. Ltd., Class A	2,033,400	1,056,594
NetDragon Websoft Holdings Ltd.	669,500	1,061,453
New China Life Insurance Co. Ltd., Class H	832,600	1,622,859
PetroChina Co. Ltd., Class A	4,732,000	4,691,728
PetroChina Co. Ltd., Class H	79,286,000	52,393,307
PICC Property & Casualty Co. Ltd., Class H	6,422,000	7,632,167
Ping An Insurance Group Co. of China Ltd., Class H	4,590,500	20,781,602
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	586,500	952,159
Postal Savings Bank of China Co. Ltd., Class H(a)	5,259,000	2,512,127
Powerlong Commercial Management Holdings Ltd.(c)	579,000	206,877
Rongan Property Co. Ltd., Class A	360,900	124,176
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	174,100	115,894
Shaanxi Coal Industry Co. Ltd., Class A	3,280,600	9,624,432
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	107,600	147,484
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	146,400	349,727
Shanghai Kehua Bio-Engineering Co. Ltd., Class A	100,800	161,097
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,328,400	1,942,784
Shanghai Rural Commercial Bank Co. Ltd., Class A	233,300	188,066

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2023

Investments	Shares	Value
Shanghai Tunnel Engineering Co. Ltd., Class A	623,100	$504,038
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,217,500	1,689,310
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,141,400	3,512,074
Shenzhen Aisidi Co. Ltd., Class A	236,300	308,292
Shenzhen Expressway Corp. Ltd., Class H	1,590,000	1,284,861
Shenzhen Heungkong Holding Co. Ltd., Class A	609,000	148,816
Shenzhen Jinjia Group Co. Ltd., Class A	149,600	112,821
Sichuan Road & Bridge Group Co. Ltd., Class A	1,291,400	1,358,395
Sinopec Engineering Group Co. Ltd., Class H	3,551,500	1,819,288
Sinotrans Ltd., Class H	5,820,000	2,437,251
Sunac Services Holdings Ltd.(a)(b)	4,080,000	977,083
Tangshan Port Group Co. Ltd., Class A	2,738,600	1,346,108
TBEA Co. Ltd., Class A	1,970,900	3,819,681
Tian Lun Gas Holdings Ltd.	436,000	240,096
Tianqi Lithium Corp., Class A	314,300	2,462,545
Tianqi Lithium Corp., Class H(b)	343,200	1,896,521
Tingyi Cayman Islands Holding Corp.	2,244,000	2,735,832
Tongwei Co. Ltd., Class A	1,280,100	4,499,748
Uni-President China Holdings Ltd.	2,117,000	1,504,678
Western Mining Co. Ltd., Class A	1,437,500	2,880,814
Wuxi Chemical Equipment Co. Ltd., Class A	26,200	120,870
XCMG Construction Machinery Co. Ltd., Class A	1,414,800	1,084,854
Xiamen C & D, Inc., Class A	648,800	877,446
Xiamen ITG Group Corp. Ltd., Class A	467,400	457,515
Xiamen Xiangyu Co. Ltd., Class A	521,300	491,240
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H(a)	362,500	388,100
YongXing Special Materials Technology Co. Ltd., Class A	188,460	1,381,835
Yunnan Yuntianhua Co. Ltd., Class A	362,500	794,175
Zangge Mining Co. Ltd., Class A	458,200	1,630,591
Zhejiang Expressway Co. Ltd., Class H	3,965,400	2,645,784
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	217,200	262,021
Zhejiang Meida Industrial Co. Ltd., Class A	92,300	131,050
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	388,100	497,075
Zhende Medical Co. Ltd., Class A	33,600	115,608
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	680,000	745,439
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	3,991,000	2,197,758

Total China		542,478,974

Czech Republic - 1.4%
CEZ AS	741,549	31,802,570
Komercni Banka AS	71,744	2,325,703
Moneta Money Bank AS(a)	888,240	3,719,944

Total Czech Republic		37,848,217

Hungary - 0.4%
Magyar Telekom Telecommunications PLC	761,558	1,501,082
MOL Hungarian Oil & Gas PLC	1,093,004	8,927,109

Total Hungary		10,428,191

India - 5.8%
Castrol India Ltd.	948,984	2,049,900
CESC Ltd.	956,835	1,523,554
Coal India Ltd.	8,500,280	38,408,379
Hindustan Zinc Ltd.	1,347,581	5,150,569
Indian Oil Corp. Ltd.	8,894,264	13,878,958
Mindspace Business Parks REIT(a)	375,748	1,459,802
National Aluminium Co. Ltd.	1,954,910	3,099,853
NMDC Ltd.	2,446,651	6,164,130
Oil & Natural Gas Corp. Ltd.	10,715,943	26,405,541
Oil India Ltd.	1,027,928	4,597,118
Oracle Financial Services Software Ltd.	68,881	3,487,187
Petronet LNG Ltd.	993,308	2,657,734
Power Grid Corp. of India Ltd.	11,711,325	33,383,020
Redington Ltd.	943,627	2,004,876
Vedanta Ltd.	4,153,925	12,906,488

Total India		157,177,109

Indonesia - 3.5%
ABM Investama Tbk. PT	1,521,300	335,937
Adaro Energy Indonesia Tbk. PT	53,240,800	8,229,727
AKR Corporindo Tbk. PT	14,641,300	1,402,606
Astra Agro Lestari Tbk. PT	147,900	67,481
Astra International Tbk. PT	94,757,300	34,771,627
Bank BTPN Syariah Tbk. PT	5,349,900	587,214
Bank CIMB Niaga Tbk. PT	2,567,400	282,636
Bank Rakyat Indonesia Persero Tbk. PT	80,096,300	29,781,861
Bukit Asam Tbk. PT	17,397,300	2,756,992
Dharma Satya Nusantara Tbk. PT	6,485,200	233,765
Erajaya Swasembada Tbk. PT	16,667,900	461,163
Gudang Garam Tbk. PT	1,264,400	1,669,087
Hanjaya Mandala Sampoerna Tbk. PT	2,728,800	158,620
Impack Pratama Industri Tbk. PT	20,859,300	525,648
Indo Tambangraya Megah Tbk. PT	1,519,700	2,531,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2023

Investments	Shares	Value
Perusahaan Gas Negara Tbk. PT	23,292,500	$1,709,458
Selamat Sempurna Tbk. PT	3,211,300	416,090
Surya Esa Perkasa Tbk. PT	18,216,800	627,064
United Tractors Tbk. PT	5,730,900	8,421,226

Total Indonesia		94,969,884

Malaysia - 2.5%
Alliance Bank Malaysia Bhd.	1,454,700	1,073,217
AMMB Holdings Bhd.	1,502,100	1,310,864
Astro Malaysia Holdings Bhd.	1,080,000	92,840
Bermaz Auto Bhd.	2,000,100	1,027,255
British American Tobacco Malaysia Bhd.	196,400	397,074
CIMB Group Holdings Bhd.	8,616,200	10,969,482
Gas Malaysia Bhd.	1,187,800	829,780
HAP Seng Consolidated Bhd.	1,285,400	1,272,812
Heineken Malaysia Bhd.	354,100	1,860,277
Kuala Lumpur Kepong Bhd.	757,500	3,597,095
Malayan Banking Bhd.	10,311,083	19,948,972
Malaysia Building Society Bhd.	3,833,000	592,259
MISC Bhd.	3,267,600	5,184,071
Petronas Gas Bhd.	1,947,000	7,372,753
RHB Bank Bhd.	3,357,545	3,982,289
Sime Darby Bhd.	2,860,700	1,463,035
TIME dotCom Bhd.	2,922,800	3,434,847
United Plantations Bhd.	710,400	2,751,930

Total Malaysia		67,160,852

Mexico - 4.7%
Banco del Bajio SA(a)	845,609	2,836,257
Bolsa Mexicana de Valores SAB de CV	578,870	1,201,186
Fibra Uno Administracion SA de CV	11,561,103	20,869,994
Grupo Aeroportuario del Centro Norte SAB de CV(b)	906,109	9,618,362
Grupo Financiero Banorte SAB de CV, Class O	4,715,544	47,549,458
Grupo Mexico SAB de CV, Series B	4,528,642	25,185,716
Kimberly-Clark de Mexico SAB de CV, Class A	3,270,530	7,371,705
Megacable Holdings SAB de CV, Series CPO(b)	844,648	1,891,349
Orbia Advance Corp. SAB de CV(b)	2,667,276	5,925,355
Promotora y Operadora de Infraestructura SAB de CV	464,226	5,036,322

Total Mexico		127,485,704

Philippines - 0.5%
Aboitiz Power Corp.	3,907,700	2,667,468
Globe Telecom, Inc.	61,750	1,918,014
Manila Electric Co.	501,590	3,614,166
PLDT, Inc.	141,464	3,267,403
Semirara Mining & Power Corp.	2,688,000	1,468,388

Total Philippines		12,935,439

Poland - 2.2%
Bank Handlowy w Warszawie SA	70,518	1,818,434
Bank Polska Kasa Opieki SA	171,559	6,633,749
Orange Polska SA	956,087	1,979,159
ORLEN SA	2,418,271	40,281,455
Powszechny Zaklad Ubezpieczen SA	630,171	7,575,353

Total Poland		58,288,150

Russia - 0.0%
Evraz PLC*†	2,288,532	0
Magnit PJSC*†	200,621	0
Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	298,929	0
MMC Norilsk Nickel PJSC*†	148,519	0
MMC Norilsk Nickel PJSC, ADR*†	13	0
Mobile TeleSystems PJSC, ADR*†	1,549,581	0
Novolipetsk Steel PJSC*†	5,213,400	0
PhosAgro PJSC*†	95,795	0
PhosAgro PJSC, GDR*†(c)	1,853	0
Polyus PJSC*†	35,478	0
Polyus PJSC, GDR*†(c)	1	0
Sberbank of Russia PJSC*†	9,700,476	0
Severstal PAO, GDR*†(c)	775,843	0
Tatneft PJSC*†	1,371,750	0
Tatneft PJSC, ADR*†	3,217	0

Total Russia		0

Saudi Arabia - 3.4%
AlSaif Stores for Development & Investment Co.	280,634	665,290
Arabian Cement Co.	92,108	847,394
Arabian Centres Co. Ltd.	287,280	1,575,060
Banque Saudi Fransi	453,033	4,832,352
Hail Cement Co.	300,912	970,943
Jarir Marketing Co.	1,040,755	4,340,642
Riyad Bank	944,707	7,192,369
SABIC Agri-Nutrients Co.	585,267	21,569,040
Sahara International Petrochemical Co.	783,708	7,116,069
Saudi Aramco Base Oil Co.	164,669	6,217,901
Saudi Awwal Bank	261,172	2,618,684
Saudi Basic Industries Corp.	1,281,281	28,461,522
Saudi Cement Co.	135,745	1,900,430
Saudi Investment Bank	416,246	1,764,883
United Electronics Co.	60,283	1,416,249
Yanbu Cement Co.	142,245	1,306,757

Total Saudi Arabia		92,795,585

South Africa - 5.7%
Absa Group Ltd.	756,054	6,768,208
AECI Ltd.	171,702	1,029,883
Anglo American Platinum Ltd.	105,414	5,556,752
AVI Ltd.	894,297	4,013,395
Barloworld Ltd.	362,612	1,566,444
FirstRand Ltd.	4,401,093	17,691,010
Hyprop Investments Ltd.	783,766	1,333,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2023

Investments	Shares	Value
Investec Ltd.	248,295	$1,705,174
Kumba Iron Ore Ltd.	146,019	4,908,793
Momentum Metropolitan Holdings	1,288,046	1,541,781
Motus Holdings Ltd.	437,728	2,429,495
Mr. Price Group Ltd.	506,300	4,341,375
Nedbank Group Ltd.	623,476	7,371,932
Northam Platinum Holdings Ltd.	752,819	5,780,909
Old Mutual Ltd.	5,323,285	3,801,619
Omnia Holdings Ltd.	368,250	1,316,336
Pick n Pay Stores Ltd.	781,470	994,385
Redefine Properties Ltd.	26,575,703	5,594,885
Resilient REIT Ltd.	416,332	1,008,303
Reunert Ltd.	321,657	1,054,279
Sanlam Ltd.	2,115,829	8,422,822
Sappi Ltd.	1,093,104	2,641,979
Sasol Ltd.	1,200,106	12,159,543
Standard Bank Group Ltd.	2,079,959	23,668,597
Sun International Ltd.	682,363	1,529,836
Thungela Resources Ltd.	453,168	3,811,196
Tiger Brands Ltd.(b)	226,288	2,490,746
Truworths International Ltd.	1,643,837	6,683,214
Vodacom Group Ltd.	942,382	5,462,337
Woolworths Holdings Ltd.	2,087,228	8,240,485

Total South Africa		154,919,026

South Korea - 4.0%
BNK Financial Group, Inc.	419,188	2,323,940
Cheil Worldwide, Inc.	220,143	3,252,831
DB Insurance Co. Ltd.	56,967	3,702,258
DGB Financial Group, Inc.	240,191	1,583,370
GS Holdings Corp.	143,634	4,561,403
Hana Financial Group, Inc.	380,976	12,838,232
HD Hyundai Co. Ltd.	101,013	4,964,767
Hite Jinro Co. Ltd.	102,207	1,785,587
Hyundai Marine & Fire Insurance Co. Ltd.	57,662	1,387,935
Industrial Bank of Korea	448,396	4,129,184
JB Financial Group Co. Ltd.	220,331	1,948,575
KB Financial Group, Inc.	248,288	10,429,677
KCC Glass Corp.	5,212	166,125
Korean Reinsurance Co.	199,317	1,106,543
KT Corp.	143,465	3,831,971
KT&G Corp.	228,455	15,414,814
Lotte Corp.	97,194	2,041,383
LOTTE Fine Chemical Co. Ltd.	39,254	1,767,786
LX Semicon Co. Ltd.	17,190	1,158,547
Samsung Fire & Marine Insurance Co. Ltd.	29,585	6,041,506
Samsung Securities Co. Ltd.	86,034	2,571,868
SeAH Besteel Holdings Corp.	23,537	454,146
Shinhan Financial Group Co. Ltd.	329,264	10,264,733
SK Discovery Co. Ltd.	25,015	761,385
Woori Financial Group, Inc.	890,894	8,992,641

Total South Korea		107,481,207

Taiwan - 24.0%
Acer, Inc.(b)	3,759,000	6,589,472
Advanced Power Electronics Corp.	175,000	556,524
Alltek Technology Corp.(b)	602,000	712,031
AMPOC Far-East Co. Ltd.	171,000	440,726
Apacer Technology, Inc.	159,000	320,689
ASE Technology Holding Co. Ltd.(b)	12,174,000	53,550,447
Asia Cement Corp.(b)	4,381,000	5,916,894
BenQ Materials Corp.	413,000	466,283
BES Engineering Corp.	3,300,000	1,430,084
Chang Wah Electromaterials, Inc.(b)	801,000	910,865
Cheng Uei Precision Industry Co. Ltd.	598,000	941,119
Chicony Electronics Co. Ltd.(b)	1,909,386	10,887,491
Chicony Power Technology Co. Ltd.	429,000	2,033,838
Chinese Maritime Transport Ltd.(b)	123,000	203,594
ChipMOS Technologies, Inc.(b)	1,386,000	1,908,033
Chong Hong Construction Co. Ltd.	344,000	877,640
Cleanaway Co. Ltd.(b)	248,000	1,454,522
Compeq Manufacturing Co. Ltd.(b)	1,639,000	3,775,673
Continental Holdings Corp.	1,124,000	1,032,789
CTCI Corp.	1,153,000	1,583,518
DA CIN Construction Co. Ltd.(b)	1,044,000	1,500,152
Darfon Electronics Corp.	409,000	722,302
Ennoconn Corp.(b)	142,000	1,239,993
Far Eastern Department Stores Ltd.	1,646,000	1,327,398
Far Eastern New Century Corp.	5,544,000	5,636,037
Farglory Land Development Co. Ltd.	820,000	1,517,603
Feng Hsin Steel Co. Ltd.	1,165,000	2,623,010
FLEXium Interconnect, Inc.(b)	575,000	1,654,339
Flytech Technology Co. Ltd.	448,000	1,018,895
Formosa Advanced Technologies Co. Ltd.	448,000	569,297
Formosa International Hotels Corp.(b)	126,000	909,369
Formosa Plastics Corp.(b)	7,718,000	19,917,095
Formosa Sumco Technology Corp.(b)	99,000	543,540
Foxsemicon Integrated Technology, Inc.(b)	281,000	1,927,323
Fu Hua Innovation Co. Ltd.(b)	1,311,000	1,260,146
Fusheng Precision Co. Ltd.(b)	532,000	3,579,544
G Shank Enterprise Co. Ltd.	349,000	821,029
Gemtek Technology Corp.(b)	752,000	845,343
Getac Holdings Corp.(b)	813,000	2,940,421
Global Brands Manufacture Ltd.(b)	425,000	893,192
Global Mixed Mode Technology, Inc.	151,000	1,298,904
Goldsun Building Materials Co. Ltd.(b)	2,360,000	2,164,644
Greatek Electronics, Inc.	828,000	1,651,117
Holtek Semiconductor, Inc.	68,000	147,785
Holy Stone Enterprise Co. Ltd.	163,200	515,808
Hon Hai Precision Industry Co. Ltd.	18,127,000	61,721,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2023

Investments	Shares	Value
Hong TAI Electric Industrial	241,000	$222,228
Huaku Development Co. Ltd.	566,000	1,775,983
Kindom Development Co. Ltd.	1,319,000	1,669,675
King Yuan Electronics Co. Ltd.(b)	2,288,000	6,329,359
KMC Kuei Meng International, Inc.	32,000	137,111
Kung Long Batteries Industrial Co. Ltd.	152,000	653,753
Lite-On Technology Corp., ADR(b)	4,172,000	15,904,726
Machvision, Inc.	72,000	512,602
Macronix International Co. Ltd.(b)	3,676,000	3,754,993
MediaTek, Inc.(b)	4,618,000	152,727,065
Nan Ya Plastics Corp.(b)	7,913,000	17,145,843
Nan Ya Printed Circuit Board Corp.(b)	450,000	3,687,623
Nichidenbo Corp.	611,000	1,156,680
Novatek Microelectronics Corp.(b)	1,447,000	24,375,589
Nuvoton Technology Corp.(b)	317,000	1,466,708
Pan Jit International, Inc.(b)	502,000	1,100,816
Pegatron Corp.	3,182,000	9,051,290
Posiflex Technology, Inc.	191,000	765,481
Pou Chen Corp.	3,529,000	3,553,090
Powertech Technology, Inc.	1,486,000	6,827,064
Primax Electronics Ltd.	1,138,000	2,510,308
Promate Electronic Co. Ltd.	622,000	1,177,504
Qisda Corp.(b)	3,313,000	5,181,538
Realtek Semiconductor Corp.	958,000	14,717,812
Sampo Corp.	347,000	329,017
Sesoda Corp.	708,000	755,511
Shih Wei Navigation Co. Ltd.(b)	793,000	530,984
Shin Zu Shing Co. Ltd.	449,000	1,806,797
Shinkong Insurance Co. Ltd.	174,000	386,093
Sigurd Microelectronics Corp.(b)	1,399,000	2,972,086
Sinon Corp.	1,098,000	1,375,608
Sitronix Technology Corp.(b)	289,000	2,617,813
Sonix Technology Co. Ltd.	309,000	577,918
Sunrex Technology Corp.	381,000	737,407
Supreme Electronics Co. Ltd.	972,299	1,916,687
Swancor Holding Co. Ltd.(b)	197,000	630,980
Synnex Technology International Corp.	3,082,000	7,049,621
Systex Corp.	350,000	1,277,268
TA Chen Stainless Pipe(b)	3,124,000	4,030,902
Taiwan Hon Chuan Enterprise Co. Ltd.(b)	507,000	2,064,971
Taiwan Mobile Co. Ltd.	3,840,000	12,336,847
Taiwan Navigation Co. Ltd.	767,000	824,718
Taiwan Paiho Ltd.	516,000	968,430
Taiwan PCB Techvest Co. Ltd.	842,000	1,187,944
Taiwan Secom Co. Ltd.	507,000	1,932,813
Taiwan Surface Mounting Technology Corp.	502,000	1,568,622
Test Research, Inc.	478,000	976,543
Thye Ming Industrial Co. Ltd.	338,000	776,429
Ton Yi Industrial Corp.	1,491,000	784,596
Topco Scientific Co. Ltd.	464,813	2,763,994
Topkey Corp.(b)	207,000	1,207,312
Transcend Information, Inc.	285,000	748,473
TSRC Corp.	183,000	143,702
Tung Ho Steel Enterprise Corp.	1,270,000	2,925,628
TXC Corp.	982,000	3,154,892
U-Ming Marine Transport Corp.(b)	823,000	1,397,120
Uni-President Enterprises Corp.	6,596,000	16,011,535
Unimicron Technology Corp.(b)	1,775,000	10,179,046
United Integrated Services Co. Ltd.	421,000	3,628,305
United Microelectronics Corp.(b)	27,827,000	47,692,289
Universal Cement Corp.	1,255,020	1,214,516
Wah Lee Industrial Corp.	303,000	973,454
Walsin Lihwa Corp.(b)	4,421,000	5,567,575
Weikeng Industrial Co. Ltd.	392,000	369,131
WPG Holdings Ltd.	2,991,280	7,953,225
Yankey Engineering Co. Ltd.(b)	142,000	1,462,081
Yem Chio Co. Ltd.	860,000	495,984
Zenitron Corp.	582,000	648,552
Zero One Technology Co. Ltd.	442,000	941,881

Total Taiwan		650,838,413

Thailand - 3.0%
AAPICO Hitech PCL, NVDR(b)	454,200	372,595
AP Thailand PCL, NVDR	2,414,700	799,417
Banpu PCL, NVDR(b)	12,778,500	2,545,779
Banpu Power PCL, NVDR(b)	1,371,000	582,421
Don Muang Tollway PCL, NVDR	2,133,100	843,678
Electricity Generating PCL, NVDR(b)	613,800	2,301,806
Indorama Ventures PCL, NVDR(b)	3,414,300	2,725,838
Land & Houses PCL, NVDR	10,611,100	2,533,669
Major Cineplex Group PCL, NVDR(b)	740,900	323,428
MBK PCL, NVDR	1,140,000	527,708
MC Group PCL, NVDR(b)	1,132,700	438,047
Northeast Rubber PCL, NVDR	788,225	114,542
One Enterprise Public Co. Ltd., NVDR(b)	3,337,000	361,734
Osotspa PCL, NVDR	3,154,500	2,033,224
Prima Marine PCL, NVDR(b)	2,351,000	368,501
PTT Exploration & Production PCL, NVDR	3,562,700	15,604,590
PTT PCL, NVDR	21,150,900	22,153,217
Quality Houses PCL, NVDR	11,979,700	786,187
Sabina PCL, NVDR(b)	376,500	284,037
Sansiri PCL, NVDR	24,125,200	1,251,054
SC Asset Corp. PCL, NVDR	5,339,600	513,115
SCB X PCL, NVDR	3,947,400	12,258,827
Somboon Advance Technology PCL, NVDR(b)	336,500	178,441
Thai Oil PCL, NVDR	1,320,600	2,079,609
Thai Union Group PCL, NVDR(b)	3,936,700	1,730,037
Thai Vegetable Oil PCL, NVDR	902,915	566,099
Thanachart Capital PCL, NVDR	1,233,100	1,788,280
Tipco Asphalt PCL, NVDR	2,669,700	1,282,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2023

Investments	Shares	Value
TMBThanachart Bank PCL, NVDR	61,341,700	$3,001,264
Triple i Logistics PCL, NVDR(b)	994,100	289,791
TTW PCL, NVDR(b)	6,633,177	1,778,175

Total Thailand		82,417,849

Turkey - 0.9%
Akbank TAS	2,261,179	2,796,040
Dogus Otomotiv Servis ve Ticaret AS	140,836	1,225,532
Turkiye Petrol Rafinerileri AS	3,705,921	17,943,614
Yapi ve Kredi Bankasi AS	1,994,767	1,319,759

Total Turkey		23,284,945

TOTAL COMMON STOCKS (Cost: $2,460,740,463)		2,698,745,188

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Global High Dividend Fund(d) (Cost: $2,990,441)	63,960	3,121,696

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(e) (Cost: $13,466,035)	13,466,035	13,466,035

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $2,477,196,939)		2,715,332,919
Other Assets less Liabilities - (0.3)%		(7,631,080)

NET ASSETS - 100.0%		$2,707,701,839

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $293,152,593 and the total market value of the collateral held by the Fund was $312,706,292. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $299,240,257.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree Global High Dividend Fund	$2,263,456	$6,228,050	$5,338,166	$(237,881)	$206,237	$3,121,696	$124,001

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	1/3/2024	30,973,102	BRL	6,397,894	USD	$—	$(21,679)
JP Morgan Chase Bank NA	1/2/2024	49,337,862	HKD	6,314,462	USD	3,978	—
JP Morgan Chase Bank NA	1/2/2024	10,487,500	TRY	355,175	USD	—	(75)
Merrill Lynch International	1/3/2024	42,652,121	THB	1,249,147	USD	457	—
Morgan Stanley & Co. International	1/2/2024	670,000	HKD	85,732	USD	71	—
State Street Bank and Trust	1/2/2024	752,365,993	CLP	863,464	USD	—	(1,928)
State Street Bank and Trust	1/2/2024	10,733,150	PHP	193,495	USD	332	—
State Street Bank and Trust	1/2/2024	117,655	PHP	2,126	USD	—	(1)
State Street Bank and Trust	1/2/2024	1,649,111	USD	8,000,000	BRL	2,207	—

						$7,045	$(23,683)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	2,698,745,188	—	—		2,698,745,188
Exchange-Traded Fund	3,121,696	—	—		3,121,696
Investment of Cash Collateral for Securities Loaned	—	13,466,035	—		13,466,035

Total Investments in Securities	$2,701,866,884	$13,466,035	$0		$2,715,332,919

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$7,045	$—		$7,045
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(23,683)	$—		$(23,683)

Total - Net	$2,701,866,884	$13,449,397	$0		$2,715,316,281

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.9%

Brazil - 6.8%
Ambev SA	5,085	$14,373
Banco do Brasil SA	1,422	16,215
BB Seguridade Participacoes SA	2,532	17,540
CCR SA	4,283	12,503
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	845	13,111
CPFL Energia SA	2,831	22,444
Energisa SA	2,045	22,662
Engie Brasil Energia SA	2,395	22,350
Hypera SA	1,302	9,582
Klabin SA	4,422	20,227
Sendas Distribuidora SA	2,339	6,515
Suzano SA	2,681	30,703
Telefonica Brasil SA	1,977	21,750
TIM SA	13,556	50,037
TOTVS SA	2,336	16,201
Ultrapar Participacoes SA	2,801	15,286
Vibra Energia SA	2,631	12,327
WEG SA	1,316	9,999

Total Brazil		333,825

Chile - 0.7%
Cencosud SA	3,575	6,775
Empresas CMPC SA	12,054	23,465
Enel Chile SA	87,809	5,731

Total Chile		35,971

China - 9.9%
3SBio, Inc.(a)	43,000	41,411
Anhui Gujing Distillery Co. Ltd., Class B	3,100	47,164
China Medical System Holdings Ltd.	19,000	33,676
China Resources Power Holdings Co. Ltd.	22,000	44,064
People’s Insurance Co. Group of China Ltd., Class H	162,000	49,791
PICC Property & Casualty Co. Ltd., Class H	48,000	57,045
Sany Heavy Equipment International Holdings Co. Ltd.	35,000	33,841
Sinopharm Group Co. Ltd., Class H	14,800	38,760
Vipshop Holdings Ltd., ADR*	3,301	58,626
Want Want China Holdings Ltd.	81,000	48,962
Zhejiang Expressway Co. Ltd., Class H	54,000	36,030

Total China		489,370

Czech Republic - 0.2%
CEZ AS	196	8,406

Hungary - 0.5%
MOL Hungarian Oil & Gas PLC	2,852	23,294

India - 25.8%
ABB India Ltd.	343	19,269
Ashok Leyland Ltd.	225	491
Asian Paints Ltd.	621	25,391
Aurobindo Pharma Ltd.	1,679	21,872
Axis Bank Ltd.	1,732	22,943
Bajaj Auto Ltd.	500	40,842
Bajaj Holdings & Investment Ltd.	174	16,048
Bank of Baroda	5,000	13,886
Bharat Electronics Ltd.	10,111	22,381
Bharat Petroleum Corp. Ltd.	5,666	30,685
Britannia Industries Ltd.	298	19,118
CG Power & Industrial Solutions Ltd.	2,578	14,078
Cipla Ltd.	1,685	25,236
Coal India Ltd.	8,266	37,350
Colgate-Palmolive India Ltd.	998	30,339
Cummins India Ltd.	62	1,463
Dr. Reddy’s Laboratories Ltd.	306	21,320
Eicher Motors Ltd.	549	27,337
Grasim Industries Ltd.	1,185	30,401
HCL Technologies Ltd.	2,227	39,236
HDFC Asset Management Co. Ltd.(a)	330	12,710
Hero MotoCorp Ltd.	808	40,195
Hindustan Petroleum Corp. Ltd.*	5,291	25,363
ICICI Lombard General Insurance Co. Ltd.(a)	1,229	20,974
Indian Hotels Co. Ltd.	5,398	28,435
Indian Oil Corp. Ltd.	23,360	36,452
Infosys Ltd.	1,396	25,884
InterGlobe Aviation Ltd.*(a)	142	5,063
ITC Ltd.	3,356	18,636
Kotak Mahindra Bank Ltd.	906	20,775
Larsen & Toubro Ltd.	12	508
LTIMindtree Ltd.(a)	330	24,964
Lupin Ltd.	356	5,660
Mahindra & Mahindra Ltd.	1,677	34,852
Maruti Suzuki India Ltd.	258	31,942
MRF Ltd.	17	26,472
Nestle India Ltd.	66	21,082
NTPC Ltd.	8,858	33,122
Oil & Natural Gas Corp. Ltd.	11,476	28,278
PI Industries Ltd.	68	2,873
Pidilite Industries Ltd.	204	6,656
Power Grid Corp. of India Ltd.	11,660	33,237
SBI Cards & Payment Services Ltd.	1,347	12,297
SBI Life Insurance Co. Ltd.(a)	878	15,116
Siemens Ltd.	448	21,668
State Bank of India	2,450	18,903
Sun Pharmaceutical Industries Ltd.	1,703	25,775
Supreme Industries Ltd.	65	3,549
Tata Consultancy Services Ltd.	633	28,856
Tata Elxsi Ltd.	236	24,825
Tata Motors Ltd.	2,815	26,385
Tech Mahindra Ltd.	1,863	28,492
Torrent Pharmaceuticals Ltd.	825	22,858
Trent Ltd.	456	16,741
TVS Motor Co. Ltd.	1,551	37,758

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2023

Investments	Shares	Value
Varun Beverages Ltd.	824	$12,248
Wipro Ltd.	5,635	31,915

Total India		1,271,205

Indonesia - 4.6%
Adaro Energy Indonesia Tbk. PT	91,500	14,144
Aneka Tambang Tbk. PT	41,200	4,562
Astra International Tbk. PT	69,800	25,613
Bank Central Asia Tbk. PT	66,400	40,538
Bank Negara Indonesia Persero Tbk. PT	70,000	24,437
Indah Kiat Pulp & Paper Tbk. PT	55,800	30,171
Indofood CBP Sukses Makmur Tbk. PT	24,400	16,758
Indofood Sukses Makmur Tbk. PT	51,800	21,700
Sumber Alfaria Trijaya Tbk. PT	21,800	4,148
Telkom Indonesia Persero Tbk. PT	87,000	22,319
United Tractors Tbk. PT	16,500	24,246

Total Indonesia		228,636

Malaysia - 4.2%
AMMB Holdings Bhd.	25,400	22,166
CIMB Group Holdings Bhd.	21,600	27,500
Genting Malaysia Bhd.	40,600	23,768
Hong Leong Financial Group Bhd.	2,800	10,018
IHH Healthcare Bhd.	11,300	14,829
MISC Bhd.	11,900	18,879
Nestle Malaysia Bhd.	600	15,356
Petronas Gas Bhd.	3,200	12,118
RHB Bank Bhd.	13,888	16,472
Sime Darby Bhd.	35,600	18,207
Telekom Malaysia Bhd.	21,500	25,968

Total Malaysia		205,281

Mexico - 4.4%
Alfa SAB de CV, Class A	23,819	19,185
America Movil SAB de CV, Series B	35,116	32,639
Arca Continental SAB de CV	2,234	24,459
Cemex SAB de CV, Series CPO*	5,300	4,138
Coca-Cola Femsa SAB de CV	1,998	18,992
Fomento Economico Mexicano SAB de CV	1,675	21,859
Gruma SAB de CV, Class B	1,120	20,578
Grupo Bimbo SAB de CV, Series A	2,038	10,344
Grupo Financiero Inbursa SAB de CV, Class O*	12,674	34,958
Kimberly-Clark de Mexico SAB de CV, Class A	3,300	7,438
Wal-Mart de Mexico SAB de CV	4,900	20,709

Total Mexico		215,299

Philippines - 2.2%
Bank of the Philippine Islands	7,638	14,317
BDO Unibank, Inc.	6,900	16,261
International Container Terminal Services, Inc.	3,750	16,713
Jollibee Foods Corp.	7,000	31,780
Manila Electric Co.	860	6,197
Metropolitan Bank & Trust Co.	21,990	20,372
SM Investments Corp.	360	5,669

Total Philippines		111,309

Poland - 1.7%
Budimex SA	9	1,433
Dino Polska SA*(a)	65	7,615
ORLEN SA	1,071	17,840
PGE Polska Grupa Energetyczna SA*	2,396	5,288
Powszechna Kasa Oszczednosci Bank Polski SA*	1,346	17,224
Powszechny Zaklad Ubezpieczen SA	1,624	19,522
Santander Bank Polska SA	127	15,819

Total Poland		84,741

Russia - 0.0%
LUKOIL PJSC*†	67	0
LUKOIL PJSC, ADR*†	46	0
Magnit PJSC*†	32	0
MMC Norilsk Nickel PJSC*†	29	0
MMC Norilsk Nickel PJSC, ADR*†	11	0
Mobile TeleSystems PJSC, ADR*†	1,696	0
Novolipetsk Steel PJSC*†	3,110	0
PhosAgro PJSC*†	178	0
PhosAgro PJSC, GDR*†(b)	4	0
Polyus PJSC*†	59	0
Rosneft Oil Co. PJSC*†	1,588	0
Sberbank of Russia PJSC, ADR*†	639	0
Severstal PAO, GDR*†(b)	475	0
VTB Bank PJSC*†	16,536,000	0
X5 Retail Group NV, GDR*†(b)	223	0

Total Russia		0

South Africa - 3.5%
Absa Group Ltd.	1,268	11,351
Bid Corp. Ltd.	557	12,995
Bidvest Group Ltd.	1,196	16,500
Clicks Group Ltd.	840	14,961
Harmony Gold Mining Co. Ltd.	982	6,422
MTN Group Ltd.(c)	1,971	12,448
OUTsurance Group Ltd.	7,118	16,425
Sasol Ltd.	1,587	16,079
Standard Bank Group Ltd.	2,986	33,979
Woolworths Holdings Ltd.	7,527	29,717

Total South Africa		170,877

South Korea - 10.6%
BGF retail Co. Ltd.	218	22,225
DB Insurance Co. Ltd.	633	41,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2023

Investments	Shares	Value
Doosan Bobcat, Inc.	1,228	$48,056
GS Holdings Corp.	726	23,056
Hyundai Glovis Co. Ltd.	175	26,021
Hyundai Motor Co.	261	41,240
LG Uplus Corp.	4,415	35,069
Meritz Financial Group, Inc.	1,389	63,739
Orion Corp.	296	26,684
Samsung Electronics Co. Ltd.	2,099	127,938
Samsung Engineering Co. Ltd.*	1,237	27,854
Samsung Fire & Marine Insurance Co. Ltd.	200	40,842

Total South Korea		523,862

Taiwan - 19.9%
ASE Technology Holding Co. Ltd.	8,000	35,190
Asustek Computer, Inc.	1,000	15,950
Cheng Shin Rubber Industry Co. Ltd.	17,000	24,871
China Airlines Ltd.	7,000	4,938
Compal Electronics, Inc.	33,000	42,849
Eva Airways Corp.	5,000	5,124
Far EasTone Telecommunications Co. Ltd.	14,000	36,402
Globalwafers Co. Ltd.	1,000	19,126
Hon Hai Precision Industry Co. Ltd.	6,000	20,430
MediaTek, Inc.	1,000	33,072
Novatek Microelectronics Corp.	2,000	33,691
Pegatron Corp.	11,000	31,290
Pou Chen Corp.	23,000	23,157
President Chain Store Corp.	2,000	17,562
Quanta Computer, Inc.	10,000	73,150
Realtek Semiconductor Corp.	1,000	15,363
Synnex Technology International Corp.	14,000	32,023
Taiwan Mobile Co. Ltd.	5,000	16,064
Taiwan Semiconductor Manufacturing Co. Ltd.	16,500	318,811
United Microelectronics Corp.	14,000	23,994
Wistron Corp.	4,000	12,851
Wiwynn Corp.	1,500	89,197
WPG Holdings Ltd.	13,000	34,564
Yageo Corp.	1,000	19,452

Total Taiwan		979,121

Thailand - 1.9%
Advanced Info Service PCL, NVDR	1,100	6,993
Bangkok Dusit Medical Services PCL, NVDR	12,200	9,919
Bumrungrad Hospital PCL, NVDR	1,200	7,805
Krung Thai Bank PCL, NVDR	41,900	22,587
SCB X PCL, NVDR	7,900	24,534
TMBThanachart Bank PCL, NVDR	446,900	21,865

Total Thailand		93,703

Turkey - 3.0%
Akbank TAS	21,115	26,110
BIM Birlesik Magazalar AS	437	4,450
Ford Otomotiv Sanayi AS	819	20,507
Haci Omer Sabanci Holding AS	6,381	13,061
KOC Holding AS	4,316	20,722
Pegasus Hava Tasimaciligi AS*	333	7,323
Turk Hava Yollari AO*	1,147	8,878
Turkiye Is Bankasi AS, Class C	39,804	31,483
Turkiye Sise ve Cam Fabrikalari AS	8,576	13,305

Total Turkey		145,839

TOTAL COMMON STOCKS (Cost: $4,326,130)		4,920,739

PREFERRED STOCKS - 1.0%

Brazil - 1.0%
Banco Bradesco SA	2,519	8,862
Cia Energetica de Minas Gerais	4,282	10,120
Petroleo Brasileiro SA	3,684	28,243

TOTAL PREFERRED STOCKS (Cost: $38,679)		47,225

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d) (Cost: $10,480)	10,480	10,480

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $4,375,289)		4,978,444
Other Assets less Liabilities - (1.1)%		(55,079)

NET ASSETS - 100.0%		$4,923,365

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,954 and the total market value of the collateral held by the Fund was $10,480.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/4/2024	964,722	THB	28,147	USD	$119	$—
Bank of America NA	2/5/2024	15,506	USD	530,060	THB	—	(68)
Citibank NA	1/3/2024	3,033,779	PHP	54,708	USD	78	—
Citibank NA	1/4/2024	434,262	BRL	89,855	USD	—	(466)
Citibank NA	1/4/2024	1,358,580	CNY	192,629	USD	—	(1,049)
Citibank NA	1/4/2024	127,679	CZK	5,720	USD	—	(7)
Citibank NA	1/4/2024	2,620,468,268	IDR	169,656	USD	536	—
Citibank NA	1/4/2024	1,605,266	MXN	94,679	USD	99	—
Citibank NA	1/4/2024	10,849	USD	3,781,352	HUF	—	(78)
Citibank NA	1/4/2024	169,059	USD	2,620,468,268	IDR	—	(1,133)
Citibank NA	1/4/2024	117,037	USD	150,677,786	KRW	34	—
Citibank NA	1/4/2024	35,899	USD	143,010	PLN	—	(469)
Citibank NA	1/4/2024	27,564	USD	964,722	THB	—	(702)
Citibank NA	2/2/2024	36,458	USD	2,020,603	PHP	—	(27)
Citibank NA	2/5/2024	64,345	USD	311,976	BRL	232	—
Citibank NA	2/5/2024	156,010	USD	1,098,939	CNY	556	—
Citibank NA	2/5/2024	1,409	USD	31,486	CZK	2	—
Citibank NA	2/5/2024	74,264	USD	1,147,041,721	IDR	—	(211)
Citibank NA	2/6/2024	36,803	USD	627,321	MXN	—	(40)
Goldman Sachs	1/4/2024	19,439,702	CLP	22,178	USD	83	—
Goldman Sachs	1/4/2024	140,722	PLN	35,899	USD	—	(113)
Goldman Sachs	1/4/2024	87,711	USD	434,262	BRL	—	(1,678)
Goldman Sachs	1/4/2024	122,272	USD	568,795	MYR	—	(1,522)
HSBC Holdings PLC	1/3/2024	54,710	USD	3,033,779	PHP	—	(76)
HSBC Holdings PLC	1/4/2024	73,184,743	INR	880,206	USD	—	(757)
HSBC Holdings PLC	1/4/2024	2,490,154	TRY	84,168	USD	6	—
HSBC Holdings PLC	1/4/2024	21,811,818	TWD	711,874	USD	—	(1,085)
HSBC Holdings PLC	1/4/2024	191,687	USD	1,358,580	CNY	107	—
HSBC Holdings PLC	1/4/2024	877,297	USD	73,184,743	INR	—	(2,152)
HSBC Holdings PLC	2/5/2024	626,144	USD	52,122,695	INR	412	—
HSBC Holdings PLC	2/5/2024	24,702	USD	753,025	TRY	—	(17)
HSBC Holdings PLC	2/5/2024	320,747	USD	9,758,743	TWD	1,506	—
Morgan Stanley & Co. International	1/4/2024	34,363,355	CLP	39,005	USD	344	—
Morgan Stanley & Co. International	1/4/2024	568,795	MYR	123,920	USD	—	(127)
Morgan Stanley & Co. International	1/4/2024	61,620	USD	53,803,057	CLP	11	—
Morgan Stanley & Co. International	1/4/2024	5,720	USD	127,425	CZK	19	—
Morgan Stanley & Co. International	1/4/2024	94,679	USD	1,655,889	MXN	—	(3,088)
Morgan Stanley & Co. International	1/4/2024	84,168	USD	2,496,440	TRY	—	(219)
Morgan Stanley & Co. International	1/4/2024	32,053	USD	605,711	ZAR	—	(1,066)
Morgan Stanley & Co. International	1/4/2024	593,876	ZAR	32,053	USD	419	—
Morgan Stanley & Co. International	2/5/2024	27,768	USD	515,864	ZAR	—	(363)
Morgan Stanley & Co. International	2/6/2024	34,833	USD	159,620	MYR	16	—
UBS AG	1/4/2024	3,746,724	HUF	10,849	USD	—	(22)
UBS AG	1/4/2024	150,677,786	KRW	116,805	USD	198	—
UBS AG	1/4/2024	703,326	USD	21,811,818	TWD	—	(7,463)
UBS AG	2/5/2024	88,054	USD	113,396,449	KRW	—	(155)

						$4,777	$(24,153)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	4,920,739	—	—		4,920,739
Preferred Stocks	47,225	—	—		47,225
Investment of Cash Collateral for Securities Loaned	—	10,480	—		10,480

Total Investments in Securities	$4,967,964	$10,480	$0		$4,978,444

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$4,777	$—		$4,777
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(24,153)	$—		$(24,153)

Total - Net	$4,967,964	$(8,896)	$0		$4,959,068

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 97.9%

Brazil - 5.6%
Ambev SA	119,684	$338,287
Banco do Brasil SA	27,468	313,211
BB Seguridade Participacoes SA	40,886	283,229
CCR SA	151,821	443,186
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	36,390	564,623
CPFL Energia SA	25,845	204,894
Engie Brasil Energia SA	50,640	472,561
Klabin SA	126,663	579,391
Lojas Renner SA	24,798	88,929
Petroleo Brasileiro SA	47,852	383,990
Raia Drogasil SA	47,388	286,810
Rumo SA	43,151	203,869
Suzano SA	22,426	256,826
TIM SA	117,640	434,224
TOTVS SA	37,903	262,877
Vale SA	73,913	1,174,671
WEG SA	48,387	367,664

Total Brazil		6,659,242

Chile - 1.7%
Banco de Chile	2,331,501	276,298
Banco de Credito & Inversiones SA	13,099	357,742
Cencosud SA	171,764	325,517
Cia Sud Americana de Vapores SA	2,506,585	155,283
Empresas CMPC SA	253,738	493,945
Empresas Copec SA	34,230	251,252
Enel Chile SA	2,751,099	179,535

Total Chile		2,039,572

China - 0.3%
Airtac International Group	12,786	420,777

Czech Republic - 0.3%
CEZ AS	7,523	322,636

Hungary - 0.4%
MOL Hungarian Oil & Gas PLC	27,536	224,900
Richter Gedeon Nyrt	11,678	295,321

Total Hungary		520,221

India - 30.1%
ABB India Ltd.	6,916	388,533
Adani Enterprises Ltd.	14,730	504,304
Adani Ports & Special Economic Zone Ltd.	57,653	709,701
Apollo Hospitals Enterprise Ltd.	5,066	347,262
Ashok Leyland Ltd.	83,778	182,781
Asian Paints Ltd.	10,854	443,793
Astral Ltd.	8,480	194,391
AU Small Finance Bank Ltd.(a)	18,591	175,915
Bajaj Auto Ltd.	7,050	575,874
Bajaj Holdings & Investment Ltd.	7,559	697,148
Bank of Baroda	55,240	153,412
Berger Paints India Ltd.	25,345	184,162
Bharat Electronics Ltd.	274,731	608,138
Bharat Petroleum Corp. Ltd.	45,823	248,158
Bharti Airtel Ltd.	30,687	380,648
Cipla Ltd.	62,477	935,724
Coal India Ltd.	83,705	378,220
Colgate-Palmolive India Ltd.	15,847	481,749
Container Corp. of India Ltd.	21,865	225,879
Cummins India Ltd.	10,446	246,539
Dabur India Ltd.	33,403	223,667
Dr. Reddy’s Laboratories Ltd.	4,170	290,544
Eicher Motors Ltd.	4,920	244,984
Grasim Industries Ltd.	24,390	625,711
HCL Technologies Ltd.	28,089	494,886
HDFC Asset Management Co. Ltd.(a)	5,150	198,354
HDFC Bank Ltd.	28,007	575,277
Hero MotoCorp Ltd.	6,214	309,122
Hindalco Industries Ltd.	51,958	383,907
Hindustan Petroleum Corp. Ltd.*	199,429	955,999
Hindustan Unilever Ltd.	20,554	658,002
ICICI Bank Ltd.	70,330	842,299
ICICI Lombard General Insurance Co. Ltd.(a)	10,242	174,787
Indian Hotels Co. Ltd.	72,274	380,722
Indian Railway Catering & Tourism Corp. Ltd.	19,282	205,648
Indraprastha Gas Ltd.	42,435	213,338
Infosys Ltd.	70,142	1,300,531
ITC Ltd.	129,088	716,847
Jindal Steel & Power Ltd.	50,536	454,324
Larsen & Toubro Ltd.	19,892	842,880
LTIMindtree Ltd.(a)	3,054	231,029
Mahindra & Mahindra Ltd.	19,078	396,491
Maruti Suzuki India Ltd.	4,767	590,183
Mphasis Ltd.	7,326	241,203
MRF Ltd.	235	365,939
Nestle India Ltd.	2,285	729,879
NTPC Ltd.	166,098	621,068
Oil & Natural Gas Corp. Ltd.	127,203	313,445
Page Industries Ltd.	530	245,293
PI Industries Ltd.	5,261	222,285
Pidilite Industries Ltd.	14,600	476,369
Power Grid Corp. of India Ltd.	253,843	723,577
Reliance Industries Ltd.	58,756	1,825,195
Samvardhana Motherson International Ltd.	591,959	725,243
SBI Cards & Payment Services Ltd.	32,539	297,045
SBI Life Insurance Co. Ltd.(a)	11,179	192,457
Shree Cement Ltd.	2,067	711,738
Siemens Ltd.	8,431	407,772
Sona Blw Precision Forgings Ltd.(a)	25,245	195,525
SRF Ltd.	7,534	224,466
State Bank of India	70,685	545,382
Sun Pharmaceutical Industries Ltd.	45,026	681,474
Tata Consultancy Services Ltd.	23,470	1,069,908
Tata Consumer Products Ltd.	25,336	330,897
Tata Elxsi Ltd.	2,270	238,787
Tata Power Co. Ltd.	161,292	643,801
Tech Mahindra Ltd.	33,558	513,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2023

Investments	Shares	Value
Titan Co. Ltd.	9,380	$414,303
Torrent Pharmaceuticals Ltd.	15,216	421,580
Trent Ltd.	11,291	414,516
Tube Investments of India Ltd.	11,818	502,984
TVS Motor Co. Ltd.	30,958	753,658
UltraTech Cement Ltd.	4,808	606,855
Varun Beverages Ltd.	47,771	710,074
Wipro Ltd.	54,625	309,381

Total India		36,047,190

Indonesia - 3.1%
Adaro Energy Indonesia Tbk. PT	1,001,200	154,761
Aneka Tambang Tbk. PT	1,588,100	175,860
Astra International Tbk. PT	568,000	208,430
Bank Central Asia Tbk. PT	906,900	553,670
Bank Mandiri Persero Tbk. PT	990,700	389,279
Bank Negara Indonesia Persero Tbk. PT	642,900	224,433
Bank Rakyat Indonesia Persero Tbk. PT	1,322,800	491,851
Kalbe Farma Tbk. PT	3,418,231	357,430
Semen Indonesia Persero Tbk. PT	379,500	157,745
Sumber Alfaria Trijaya Tbk. PT	1,529,100	290,983
Telkom Indonesia Persero Tbk. PT	910,500	233,583
Vale Indonesia Tbk. PT	1,558,100	436,151

Total Indonesia		3,674,176

Malaysia - 2.0%
AMMB Holdings Bhd.	196,100	171,134
CIMB Group Holdings Bhd.	422,300	537,640
IHH Healthcare Bhd.	145,500	190,939
IOI Corp. Bhd.	238,400	203,898
MR DIY Group M Bhd.(a)	320,100	101,011
Petronas Dagangan Bhd.	62,800	298,488
Press Metal Aluminium Holdings Bhd.	234,000	244,949
QL Resources Bhd.	245,100	304,575
RHB Bank Bhd.	134,278	159,263
Telekom Malaysia Bhd.	190,900	230,576

Total Malaysia		2,442,473

Mexico - 6.6%
Alfa SAB de CV, Class A	269,792	217,306
America Movil SAB de CV, Series B	736,690	684,726
Arca Continental SAB de CV	45,590	499,149
Coca-Cola Femsa SAB de CV	55,714	529,587
Fibra Uno Administracion SA de CV	246,565	445,097
Fomento Economico Mexicano SAB de CV	68,494	893,866
Gruma SAB de CV, Class B	10,460	192,183
Grupo Aeroportuario del Pacifico SAB de CV, Class B(b)	26,286	460,123
Grupo Aeroportuario del Sureste SAB de CV, Class B	17,515	514,513
Grupo Bimbo SAB de CV, Series A	214,924	1,090,833
Grupo Carso SAB de CV, Series A1	25,136	281,410
Grupo Financiero Banorte SAB de CV, Class O	46,880	472,717
Grupo Mexico SAB de CV, Series B	113,887	633,374
Kimberly-Clark de Mexico SAB de CV, Class A	79,153	178,409
Promotora y Operadora de Infraestructura SAB de CV	41,739	452,821
Wal-Mart de Mexico SAB de CV	85,669	362,061

Total Mexico		7,908,175

Philippines - 2.2%
Bank of the Philippine Islands	182,360	341,832
BDO Unibank, Inc.	84,490	199,114
International Container Terminal Services, Inc.	190,100	847,254
Jollibee Foods Corp.	41,330	187,636
Manila Electric Co.	93,870	676,373
Metropolitan Bank & Trust Co.	197,870	183,309
SM Prime Holdings, Inc.	392,600	233,256

Total Philippines		2,668,774

Poland - 1.0%
Budimex SA	1,383	220,169
CD Projekt SA	6,074	177,636
LPP SA	103	424,075
ORLEN SA	19,920	331,810

Total Poland		1,153,690

Russia - 0.0%
MMC Norilsk Nickel PJSC*†	993	0
MMC Norilsk Nickel PJSC, ADR*†	3	0
Mobile TeleSystems PJSC, ADR*†	24,869	0
Novolipetsk Steel PJSC*†	71,650	0
PhosAgro PJSC*†	2,975	0
PhosAgro PJSC, GDR*†(c)	60	0
Polyus PJSC*†	1,334	0
Severstal PAO, GDR*†(c)	8,497	0
Surgutneftegas PJSC*†	341,560	0
Surgutneftegas PJSC, ADR*†	749	0
TCS Group Holding PLC, GDR*†(c)	2,248	0

Total Russia		0

Saudi Arabia - 6.5%
Al Rajhi Bank	89,034	2,065,589
Alinma Bank	24,991	258,240
Almarai Co. JSC	41,334	619,459
Arab National Bank	48,435	327,421
Arabian Internet & Communications Services Co.	1,885	174,023
Bupa Arabia for Cooperative Insurance Co.	4,851	275,796
Co. for Cooperative Insurance	19,773	687,573
Dallah Healthcare Co.	7,894	361,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2023

Investments	Shares	Value
Elm Co.	1,036	$225,157
Etihad Etisalat Co.	32,890	433,271
Mouwasat Medical Services Co.	6,043	180,162
Nahdi Medical Co.	6,565	239,841
Riyad Bank	30,154	229,573
SABIC Agri-Nutrients Co.	7,342	270,577
Saudi Arabian Oil Co.(a)	38,581	340,027
Saudi Awwal Bank	44,581	446,999
Saudi Telecom Co.	49,307	531,858
Savola Group	18,625	185,505

Total Saudi Arabia		7,852,300

South Africa - 5.6%
Absa Group Ltd.	51,919	464,780
Bid Corp. Ltd.	22,885	533,910
Bidvest Group Ltd.	18,822	259,664
Capitec Bank Holdings Ltd.	2,632	291,641
Clicks Group Ltd.	14,477	257,843
FirstRand Ltd.	103,911	417,689
Gold Fields Ltd.	26,442	401,644
MTN Group Ltd.	149,907	946,781
OUTsurance Group Ltd.	196,974	454,535
Pepkor Holdings Ltd.(a)(b)	487,426	523,208
Sanlam Ltd.	132,956	529,279
Shoprite Holdings Ltd.	21,631	325,337
Standard Bank Group Ltd.	63,797	725,969
Woolworths Holdings Ltd.	142,012	560,671

Total South Africa		6,692,951

South Korea - 11.3%
BGF retail Co. Ltd.	1,686	171,886
DB Insurance Co. Ltd.	4,999	324,883
Doosan Bobcat, Inc.	10,237	400,609
Ecopro BM Co. Ltd.	3,377	755,164
Ecopro Co. Ltd.	359	180,350
F&F Co. Ltd.	4,148	287,291
GS Holdings Corp.	14,062	446,569
Hana Financial Group, Inc.	14,044	473,258
Hankook Tire & Technology Co. Ltd.	11,860	418,079
Hanmi Pharm Co. Ltd.	1,354	370,592
Hanmi Semiconductor Co. Ltd.	3,696	177,066
HD Hyundai Co. Ltd.	7,602	373,637
Hyundai Glovis Co. Ltd.	3,737	555,661
Hyundai Motor Co.	4,259	672,961
Industrial Bank of Korea	24,747	227,890
JYP Entertainment Corp.	2,383	187,435
LG Innotek Co. Ltd.	1,775	330,082
LG Uplus Corp.	11,380	90,393
NAVER Corp.	2,029	352,897
Orion Corp.	4,178	376,633
Pan Ocean Co. Ltd.	53,963	156,496
Posco International Corp.	3,860	187,021
S-Oil Corp.	2,521	136,238
Samsung Electronics Co. Ltd.	81,115	4,944,116
Samsung Fire & Marine Insurance Co. Ltd.	865	176,640
Samsung SDS Co. Ltd.	4,316	569,703
Woori Financial Group, Inc.	19,571	197,549

Total South Korea		13,541,099

Taiwan - 14.5%
Accton Technology Corp.	38,000	647,562
Advantech Co. Ltd.	42,280	512,476
ASE Technology Holding Co. Ltd.	117,000	514,654
Cheng Shin Rubber Industry Co. Ltd.	113,000	165,318
Delta Electronics, Inc.	59,000	602,678
Eclat Textile Co. Ltd.	18,000	329,613
Eva Airways Corp.	237,000	242,865
Global Unichip Corp.	5,000	283,475
Lite-On Technology Corp., ADR	168,000	640,459
momo.com, Inc.	3,280	54,399
Nan Ya Printed Circuit Board Corp.	29,000	237,647
Nien Made Enterprise Co. Ltd.	40,000	460,077
President Chain Store Corp.	84,000	737,622
Quanta Computer, Inc.	104,000	760,757
Ruentex Development Co. Ltd.*	203,950	250,863
Synnex Technology International Corp.	274,000	626,735
Taiwan Semiconductor Manufacturing Co. Ltd.	386,291	7,463,892
Unimicron Technology Corp.	64,000	367,019
United Microelectronics Corp.	328,000	562,154
Voltronic Power Technology Corp.	8,000	445,741
Walsin Lihwa Corp.	146,000	183,865
Wistron Corp.	58,000	186,338
Wiwynn Corp.	12,000	713,576
Zhen Ding Technology Holding Ltd.	95,000	337,401

Total Taiwan		17,327,186

Thailand - 2.6%
Advanced Info Service PCL, NVDR	33,100	210,436
Asset World Corp. PCL, NVDR(b)	1,661,900	173,335
Bangkok Dusit Medical Services PCL, NVDR	284,700	231,463
Bangkok Expressway & Metro PCL, NVDR	664,800	154,842
Banpu PCL, NVDR(b)	1,029,600	205,121
Bumrungrad Hospital PCL, NVDR	29,700	193,171
Central Pattana PCL, NVDR	118,200	242,408
Central Retail Corp. PCL, NVDR	145,900	175,255
Delta Electronics Thailand PCL, NVDR	110,000	283,601
Gulf Energy Development PCL, NVDR	150,600	196,344
Home Product Center PCL, NVDR	447,000	153,224
Krung Thai Bank PCL, NVDR	268,900	144,957
Krungthai Card PCL, NVDR	111,300	141,846
PTT Exploration & Production PCL, NVDR	49,800	218,124
SCB X PCL, NVDR	54,100	168,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2023

Investments	Shares	Value
TMBThanachart Bank PCL, NVDR	3,659,400	$179,043

Total Thailand		3,071,180

Turkey - 4.1%
Akbank TAS	151,527	187,369
Aselsan Elektronik Sanayi ve Ticaret AS	351,639	535,543
BIM Birlesik Magazalar AS	41,083	418,355
Ford Otomotiv Sanayi AS	29,266	732,790
Haci Omer Sabanci Holding AS	146,807	300,484
KOC Holding AS	77,463	371,919
Tofas Turk Otomobil Fabrikasi AS	18,293	130,071
Turkcell Iletisim Hizmetleri AS*	257,739	489,577
Turkiye Is Bankasi AS, Class C	183,560	145,187
Turkiye Petrol Rafinerileri AS	149,880	725,701
Turkiye Sise ve Cam Fabrikalari AS	292,975	454,531
Yapi ve Kredi Bankasi AS	625,513	413,846

Total Turkey		4,905,373

TOTAL COMMON STOCKS (Cost: $96,182,283)		117,247,015

PREFERRED STOCKS - 3.0%

Brazil - 1.5%
Cia Energetica de Minas Gerais	128,972	304,800
Gerdau SA	40,591	198,543
Itau Unibanco Holding SA	63,180	441,828
Itausa SA	204,523	436,616
Petroleo Brasileiro SA	56,428	432,596

Total Brazil		1,814,383

South Korea - 1.5%
Hyundai Motor Co.	9,546	843,890
Samsung Electronics Co. Ltd.	20,953	1,013,566

Total South Korea		1,857,456

TOTAL PREFERRED STOCKS (Cost: $3,244,593)		3,671,839

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d) (Cost: $480,436)	480,436	480,436

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $99,907,312)		121,399,290
Other Assets less Liabilities - (1.3)%		(1,614,063)

NET ASSETS - 100.0%		$119,785,227

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $817,376 and the total market value of the collateral held by the Fund was $858,800. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $378,364.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	1/2/2024	12,761	USD	62,000	BRL	$—	$(3)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	117,247,015	—	—		117,247,015
Preferred Stocks	3,671,839	—	—		3,671,839
Investment of Cash Collateral for Securities Loaned	—	480,436	—		480,436

Total Investments in Securities	$120,918,854	$480,436	$0		$121,399,290

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3)	$—		$(3)

Total - Net	$120,918,854	$480,433	$0		$121,399,287

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.9%

Brazil - 7.0%
AES Brasil Energia SA*	302,896	$768,214
Allos SA	1,828,909	9,996,199
Alupar Investimento SA	928,834	6,025,107
Arezzo Industria & Comercio SA	217,807	2,893,422
Auren Energia SA	6,320,660	17,318,837
Blau Farmaceutica SA	182,807	617,561
Cia de Saneamento de Minas Gerais Copasa MG	3,526,575	14,868,300
Cia de Sanena do Parana	3,664,384	22,019,798
Cielo SA	11,755,427	11,349,834
CM Hospitalar SA*	269,167	772,991
Cury Construtora & Incorporadora SA	181,487	672,133
Cyrela Brazil Realty SA Empreendimentos & Participacoes	918,618	4,553,755
Dexco SA	2,170,860	3,606,481
Direcional Engenharia SA	902,080	4,157,932
Even Construtora & Incorporadora SA	486,506	821,259
Fleury SA	866,719	3,218,793
Grendene SA	4,403,417	6,408,959
Grupo De Moda Soma SA	1,093,748	1,677,459
Grupo SBF SA	165,984	400,814
Iguatemi SA	297,058	1,490,916
Irani Papel & Embalagem SA	833,143	1,872,925
Jalles Machado SA	643,826	1,039,113
JHSF Participacoes SA	2,713,999	3,112,025
Kepler Weber SA	2,039,706	4,589,506
Lavvi Empreendimentos Imobiliarios SA	709,464	1,286,721
Locaweb Servicos de Internet SA(a)	358,470	443,512
LOG Commercial Properties & Participacoes SA	195,606	918,111
Lojas Renner SA	7,227,430	25,918,526
M Dias Branco SA	85,612	680,828
Mahle Metal Leve SA	854,882	6,219,435
Mills Estruturas & Servicos de Engenharia SA	364,592	1,019,260
Minerva SA	2,050,024	3,152,520
Movida Participacoes SA	418,981	1,025,544
Multiplan Empreendimentos Imobiliarios SA	1,199,221	7,016,193
Odontoprev SA	1,009,647	2,415,205
Petroreconcavo SA	893,219	3,993,889
Porto Seguro SA	811,638	4,802,058
Romi SA	258,267	712,978
Santos Brasil Participacoes SA	1,070,525	2,064,974
Sao Martinho SA	1,241,578	7,491,488
Simpar SA	703,008	1,393,686
SLC Agricola SA	1,932,716	7,488,001
Tegma Gestao Logistica SA	149,245	869,183
Tres Tentos Agroindustrial SA	131,045	324,807
Tupy SA	299,853	1,795,069
Vamos Locacao de Caminhoes Maquinas & Equipamentos SA	1,687,973	3,499,236
Vivara Participacoes SA	206,330	1,454,793
Vulcabras Azaleia SA	150,346	623,347
Wilson Sons SA	1,179,361	4,239,057
YDUQS Participacoes SA	378,827	1,748,456

Total Brazil		216,849,210

Chile - 1.9%
Aguas Andinas SA, Class A	29,013,510	9,455,384
Banco Itau Chile SA	628,574	6,175,722
Cencosud Shopping SA	3,965,501	6,402,671
Cia Cervecerias Unidas SA	503,946	3,237,359
Colbun SA	83,358,623	13,344,481
Empresa Nacional de Telecomunicaciones SA	1,027,757	3,792,751
Inversiones Aguas Metropolitanas SA	2,262,252	1,902,055
Parque Arauco SA	1,646,691	2,677,592
Plaza SA*	823,605	1,173,891
SMU SA	37,313,878	6,913,419
Vina Concha y Toro SA	3,209,001	3,812,798

Total Chile		58,888,123

China - 9.0%
3SBio, Inc.(a)	2,488,000	2,396,061
AIMA Technology Group Co. Ltd., Class A	86,100	302,776
AK Medical Holdings Ltd.(a)(b)	684,000	548,353
Anhui Expressway Co. Ltd., Class H	4,596,000	4,532,109
AsiaInfo Technologies Ltd.(a)	1,912,400	2,108,684
Autobio Diagnostics Co. Ltd., Class A	186,000	1,489,181
BAIC Motor Corp. Ltd., Class H(a)	26,294,500	7,677,669
Bank of Chongqing Co. Ltd., Class H	3,729,000	1,891,112
Bank of Suzhou Co. Ltd., Class A	741,800	672,981
Beijing Jingneng Clean Energy Co. Ltd., Class H	17,480,000	3,872,729
Beijing United Information Technology Co. Ltd., Class A	196,045	605,981
Chervon Holdings Ltd.	373,800	1,141,714
China Baoan Group Co. Ltd., Class A	296,500	488,851
China Chunlai Education Group Co. Ltd.(c)	565,000	451,505
China Cinda Asset Management Co. Ltd., Class H	76,130,000	7,604,664
China Communications Services Corp. Ltd., Class H	16,710,000	6,933,477
China Datang Corp. Renewable Power Co. Ltd., Class H(b)	8,013,000	1,847,129
China East Education Holdings Ltd.(a)(b)	4,341,500	1,490,062
China Kepei Education Group Ltd.(c)	2,034,000	354,258
China National Medicines Corp. Ltd., Class A	74,600	299,842
China Nonferrous Mining Corp. Ltd.	6,137,000	4,031,838

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2023

Investments	Shares	Value
China Railway Construction Heavy Industry Corp. Ltd., Class A	490,029	$273,209
China Resources Medical Holdings Co. Ltd.	865,500	534,249
China Risun Group Ltd.(b)(c)	3,059,000	1,288,858
China Suntien Green Energy Corp. Ltd., Class H	17,834,000	6,486,295
CIMC Enric Holdings Ltd.	2,700,000	2,441,170
DaShenLin Pharmaceutical Group Co. Ltd., Class A	113,400	396,548
Easyhome New Retail Group Co. Ltd., Class A	1,687,000	781,830
Ecovacs Robotics Co. Ltd., Class A	50,000	290,987
EEKA Fashion Holdings Ltd.	1,218,000	2,211,837
Fu Shou Yuan International Group Ltd.	6,913,000	4,692,152
Fufeng Group Ltd.(b)	13,461,000	7,464,399
Fujian Funeng Co. Ltd., Class A	692,200	803,934
G-bits Network Technology Xiamen Co. Ltd., Class A	66,278	2,281,558
Giant Network Group Co. Ltd., Class A	1,629,100	2,548,686
GoodWe Technologies Co. Ltd., Class A	54,687	1,002,869
Greentown Management Holdings Co. Ltd.(a)	4,294,000	2,953,017
Guangzhou Haige Communications Group, Inc. Co., Class A	1,242,200	2,241,703
Han’s Laser Technology Industry Group Co. Ltd., Class A	350,000	1,018,453
Hangcha Group Co. Ltd., Class A	78,000	272,539
Hangzhou Robam Appliances Co. Ltd., Class A	89,100	272,533
Heilongjiang Agriculture Co. Ltd., Class A	266,700	448,333
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	980,300	1,864,065
Hesteel Co. Ltd., Class A	4,138,800	1,238,048
Hoyuan Green Energy Co. Ltd., Class A	887,900	4,149,835
Huaan Securities Co. Ltd., Class A	501,500	343,696
Huaxi Securities Co. Ltd., Class A	250,000	272,449
Huaxin Cement Co. Ltd., Class H	2,015,100	1,741,927
Hubei Feilihua Quartz Glass Co. Ltd., Class A	93,300	479,039
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	643,300	2,839,496
Hubei Xingfa Chemicals Group Co. Ltd., Class A	2,128,200	5,454,547
IKD Co. Ltd., Class A	202,900	625,176
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	2,024,800	1,108,996
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	2,954,780	2,435,828
iRay Technology Co. Ltd., Class A	34,137	1,559,335
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	241,600	920,174
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	524,500	648,940
Jiangsu Yangnong Chemical Co. Ltd., Class A	190,500	1,688,672
Jizhong Energy Resources Co. Ltd., Class A	6,545,100	6,562,932
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	758,600	1,324,242
Kangji Medical Holdings Ltd.	1,376,000	1,231,757
Keda Industrial Group Co. Ltd., Class A	3,612,000	5,351,600
Legend Holdings Corp., Class H(a)	1,546,400	1,457,569
Lonking Holdings Ltd.	16,900,000	2,640,439
Luxi Chemical Group Co. Ltd., Class A	3,157,200	4,447,198
Medlive Technology Co. Ltd.(a)(b)	557,500	605,439
Meihua Holdings Group Co. Ltd., Class A	503,000	674,613
Meitu, Inc.(a)(b)	1,832,000	844,613
Minth Group Ltd.	2,566,000	5,185,531
Nanjing Iron & Steel Co. Ltd., Class A	9,596,800	4,986,681
NetDragon Websoft Holdings Ltd.	1,566,000	2,482,802
Ningbo Orient Wires & Cables Co. Ltd., Class A	143,200	859,731
Ningbo Sanxing Medical Electric Co. Ltd., Class A	1,252,200	3,605,047
Onewo, Inc., Class H	275,400	878,199
Ovctek China, Inc., Class A	145,500	461,392
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	6,064,700	9,845,790
Poly Property Services Co. Ltd., Class H(c)	340,400	1,255,485
Powerlong Commercial Management Holdings Ltd.(c)	1,921,500	686,553
Pylon Technologies Co. Ltd., Class A	98,695	1,469,212
Risen Energy Co. Ltd., Class A	368,500	913,410
S-Enjoy Service Group Co. Ltd.	1,195,000	482,068
SciClone Pharmaceuticals Holdings Ltd.(a)	1,132,000	2,017,973
Shandong Sinocera Functional Material Co. Ltd., Class A	154,700	502,298
Shanghai Chicmax Cosmetic Co. Ltd.(b)	156,700	521,761
Shanghai Construction Group Co. Ltd., Class A	4,509,200	1,481,831
Shanghai Daimay Automotive Interior Co. Ltd., Class A	292,200	594,610
Shanghai Lingang Holdings Corp. Ltd., Class A	1,023,000	1,443,860
Shenzhen Expressway Corp. Ltd., Class H	6,210,000	5,018,230
Shenzhen MTC Co. Ltd., Class A	307,200	240,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2023

Investments	Shares	Value
Shenzhen Pagoda Industrial Group Corp. Ltd.(b)	1,416,500	$1,104,749
Shenzhen Sunlord Electronics Co. Ltd., Class A	244,200	926,304
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	588,600	2,274,020
Simcere Pharmaceutical Group Ltd.(a)(b)	2,721,000	2,345,164
Sinomine Resource Group Co. Ltd., Class A	790,900	4,144,100
Sinopec Engineering Group Co. Ltd., Class H	12,201,000	6,250,072
Sun Art Retail Group Ltd.	7,267,500	1,302,995
Sunac Services Holdings Ltd.(a)(b)	15,374,000	3,681,782
SY Holdings Group Ltd.(c)	668,000	415,760
Tangshan Port Group Co. Ltd., Class A	8,587,610	4,221,082
Tasly Pharmaceutical Group Co. Ltd., Class A	128,200	306,430
Tian Di Science & Technology Co. Ltd., Class A	5,553,394	4,242,685
Tian Lun Gas Holdings Ltd.	1,448,500	797,658
Tong Ren Tang Technologies Co. Ltd., Class H	2,155,888	1,808,411
Venustech Group, Inc., Class A	263,100	997,627
Weihai Guangwei Composites Co. Ltd., Class A	452,300	1,694,076
Winner Medical Co. Ltd., Class A	514,700	2,692,550
Wuchan Zhongda Group Co. Ltd., Class A	828,400	515,380
Xiamen Faratronic Co. Ltd., Class A	141,200	1,836,238
Xiamen Tungsten Co. Ltd., Class A	975,900	2,354,571
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H(a)(b)	1,034,500	1,107,558
Yihai International Holding Ltd.(b)	868,000	1,378,386
YongXing Special Materials Technology Co. Ltd., Class A	1,800,260	13,199,951
Yunda Holding Co. Ltd., Class A	428,500	448,924
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	3,954,600	2,804,641
Yunnan Copper Co. Ltd., Class A	3,816,300	5,836,518
Yunnan Tin Co. Ltd., Class A	411,200	826,951
Zhejiang Dingli Machinery Co. Ltd., Class A	120,500	865,936
Zhejiang Expressway Co. Ltd., Class H	13,604,000	9,076,825
Zhejiang Hailiang Co. Ltd., Class A	651,900	1,020,797
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	696,600	1,435,149
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	431,300	1,466,418
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,805,200	1,978,922
Zhou Hei Ya International Holdings Co. Ltd.(a)(b)	4,984,500	1,423,495

Total China		275,672,084

Czech Republic - 0.2%
Moneta Money Bank AS(a)	1,691,898	7,085,659

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	1,611,315	3,176,009

India - 9.6%
360 ONE WAM Ltd.	150,269	1,281,861
Aarti Industries Ltd.	133,089	1,038,946
Aegis Logistics Ltd.	245,950	1,040,090
Ajanta Pharma Ltd.	41,080	1,028,632
Alembic Pharmaceuticals Ltd.	106,775	974,418
Alkyl Amines Chemicals	3,904	118,966
Allcargo Logistics Ltd.	103,025	398,289
Anand Rathi Wealth Ltd.	22,340	696,318
Angel One Ltd.	174,695	7,322,122
Apar Industries Ltd.	21,362	1,553,983
Apollo Tyres Ltd.	717,175	3,913,215
Arvind Ltd.	970,347	3,048,742
Asahi India Glass Ltd.	39,945	276,785
Atul Ltd.	8,303	713,915
Avanti Feeds Ltd.	104,937	529,706
Bajaj Consumer Care Ltd.	432,272	1,140,760
Bajaj Electricals Ltd.	26,654	316,560
Balrampur Chini Mills Ltd.	76,270	376,200
Bata India Ltd.	123,906	2,458,949
BEML Ltd.	12,524	425,806
Birlasoft Ltd.	210,921	1,827,638
Blue Dart Express Ltd.	3,607	319,134
Blue Star Ltd.	148,310	1,687,817
Brigade Enterprises Ltd.	83,315	897,841
Carborundum Universal Ltd.	63,649	851,624
Care Ratings Ltd.	134,524	1,538,364
Castrol India Ltd.	4,420,624	9,548,989
CCL Products India Ltd.	107,053	828,173
Ceat Ltd.	16,422	478,962
Century Textiles & Industries Ltd.	35,717	524,743
Cera Sanitaryware Ltd.	7,198	678,792
CESC Ltd.	4,143,852	6,598,193
Chambal Fertilisers & Chemicals Ltd.	557,737	2,502,699
Chennai Petroleum Corp. Ltd.	509,290	4,259,703
CIE Automotive India Ltd.	71,995	407,241
City Union Bank Ltd.	257,606	461,261
Clean Science & Technology Ltd.	19,096	355,489
CMS Info Systems Ltd.	203,968	937,804
Cochin Shipyard Ltd.(a)	68,870	1,120,566
Coforge Ltd.	160,385	12,093,189
Computer Age Management Services Ltd.	104,947	3,343,876
CRISIL Ltd.	57,475	2,995,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2023

Investments	Shares	Value
Crompton Greaves Consumer Electricals Ltd.	812,578	$3,035,923
Cyient Ltd.	266,462	7,342,985
DB Corp. Ltd.	203,747	654,478
DCM Shriram Ltd.	55,907	690,929
Deepak Fertilisers & Petrochemicals Corp. Ltd.	134,325	1,096,699
Digidrive Distributors Ltd.*†	25,337	27,327
Dr. Lal PathLabs Ltd.(a)	18,863	584,316
EID Parry India Ltd.	187,287	1,253,400
EIH Ltd.	222,799	668,019
Elgi Equipments Ltd.	105,692	691,647
Emami Ltd.	557,636	3,777,829
Endurance Technologies Ltd.(a)	31,100	722,507
Engineers India Ltd.	1,223,380	2,520,599
EPL Ltd.	415,570	1,008,290
Equitas Small Finance Bank Ltd.(a)	1,149,694	1,457,604
Exide Industries Ltd.	549,035	2,097,139
Finolex Cables Ltd.	69,009	886,644
Finolex Industries Ltd.	312,820	793,198
Firstsource Solutions Ltd.	865,118	1,921,762
Galaxy Surfactants Ltd.(c)	17,172	572,804
Garden Reach Shipbuilders & Engineers Ltd.	27,356	287,075
GHCL Ltd.	423,086	2,953,995
Glenmark Life Sciences Ltd.	201,794	1,593,351
Glenmark Pharmaceuticals Ltd.	70,027	718,626
Godawari Power & Ispat Ltd.	65,576	596,430
Godfrey Phillips India Ltd.	47,818	1,211,831
Godrej Agrovet Ltd.(a)	166,705	1,116,759
Graphite India Ltd.	152,541	1,008,584
Great Eastern Shipping Co. Ltd.	617,806	7,252,082
Grindwell Norton Ltd.	52,730	1,475,879
Gujarat Alkalies & Chemicals Ltd.	78,552	733,235
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	555,493	5,024,979
Gujarat Pipavav Port Ltd.	2,500,210	4,598,485
Gujarat State Petronet Ltd.	626,109	2,302,376
Happiest Minds Technologies Ltd.	47,547	511,989
HEG Ltd.	54,342	1,246,231
Hindustan Copper Ltd.	443,587	1,458,744
ICICI Securities Ltd.(a)	455,373	3,929,132
IndiaMart InterMesh Ltd.(a)	19,058	623,382
Indian Energy Exchange Ltd.(a)	455,281	919,166
Ingersoll Rand India Ltd.	26,978	1,009,644
Ipca Laboratories Ltd.	69,081	924,096
IRB Infrastructure Developers Ltd.	1,786,270	891,914
Jammu & Kashmir Bank Ltd.	254,524	376,217
Jamna Auto Industries Ltd.	724,853	972,989
JB Chemicals & Pharmaceuticals Ltd.	77,078	1,504,857
Jindal Saw Ltd.	195,387	967,499
JK Cement Ltd.	29,143	1,326,715
JK Lakshmi Cement Ltd.	50,742	548,435
JK Paper Ltd.	297,980	1,456,710
JK Tyre & Industries Ltd.	92,875	444,543
Jubilant Ingrevia Ltd.	94,547	577,868
Jyothy Labs Ltd.	253,804	1,460,657
Kajaria Ceramics Ltd.	87,697	1,371,831
Kalpataru Projects International Ltd.	134,048	1,142,442
Karnataka Bank Ltd.	662,550	1,863,512
Karur Vysya Bank Ltd.	1,148,010	2,330,130
KEC International Ltd.	67,425	477,407
Kirloskar Ferrous Industries Ltd.	88,287	587,775
Kirloskar Oil Engines Ltd.	97,599	768,758
KPIT Technologies Ltd.	111,318	2,025,131
KSB Ltd.	10,817	450,645
LA Opala RG Ltd.	84,684	378,166
Laurus Labs Ltd.(a)	240,981	1,245,828
LT Foods Ltd.	262,070	639,950
Mahanagar Gas Ltd.(c)	242,484	3,498,244
Maharashtra Seamless Ltd.	63,879	710,345
Mastek Ltd.	20,102	680,649
Mindspace Business Parks REIT(a)	892,368	3,466,899
Mishra Dhatu Nigam Ltd.(a)	55,710	279,943
Multi Commodity Exchange of India Ltd.	29,475	1,133,413
Narayana Hrudayalaya Ltd.(c)	27,561	398,095
Natco Pharma Ltd.	179,352	1,748,716
National Aluminium Co. Ltd.	5,077,566	8,051,372
Nava Ltd.	174,156	917,203
Navin Fluorine International Ltd.	17,046	789,312
Navneet Education Ltd.	308,866	560,841
NBCC India Ltd.	1,111,501	1,089,278
NCC Ltd.	1,015,825	2,035,587
New India Assurance Co. Ltd.(a)	457,255	1,155,862
Nippon Life India Asset Management Ltd.(a)	1,069,103	5,753,830
NLC India Ltd.	1,166,933	3,554,210
NOCIL Ltd.	146,194	480,586
Oil India Ltd.	4,242,231	18,972,180
PCBL Ltd.	702,673	2,124,137
Polyplex Corp. Ltd.	90,814	1,147,374
Praj Industries Ltd.	144,496	965,463
Prestige Estates Projects Ltd.	54,256	768,652
Quess Corp. Ltd.*(a)	228,794	1,437,837
Railtel Corp. of India Ltd.	142,269	577,872
Rallis India Ltd.	137,297	412,235
Ramco Cements Ltd.	36,743	450,535
Rashtriya Chemicals & Fertilizers Ltd.	562,998	1,079,127
Ratnamani Metals & Tubes Ltd.	27,877	1,126,705
RBL Bank Ltd.(a)	328,982	1,104,201
Redington Ltd.	3,467,036	7,366,234
Relaxo Footwears Ltd.	49,642	538,992
RITES Ltd.	370,083	2,234,363
Sharda Cropchem Ltd.	39,224	213,434
SJVN Ltd.	1,588,907	1,736,625
SKF India Ltd.	32,784	1,812,317
Sonata Software Ltd.	379,110	3,383,863
South Indian Bank Ltd.	2,208,770	708,707
Sula Vineyards Ltd.	74,069	443,717
Sumitomo Chemical India Ltd.	55,066	267,377
Sun TV Network Ltd.	421,623	3,608,537
Sundram Fasteners Ltd.	109,188	1,638,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2023

Investments	Shares	Value
Supreme Petrochem Ltd.	140,866	$947,303
Suven Pharmaceuticals Ltd.*	179,732	1,561,164
Tamilnad Mercantile Bank Ltd.	353,727	2,144,328
Tanla Platforms Ltd.	34,234	450,337
Tata Chemicals Ltd.	519,425	6,891,856
Tata Coffee Ltd.	106,000	408,644
Techno Electric & Engineering Co. Ltd.	61,605	592,147
Thyrocare Technologies Ltd.(a)	58,690	453,891
Transport Corp. of India Ltd.	45,394	448,846
Triveni Engineering & Industries Ltd.	121,605	503,730
TTK Prestige Ltd.	19,939	177,624
Ujjivan Small Finance Bank Ltd.(a)	2,102,372	1,437,563
Usha Martin Ltd.	265,168	944,664
UTI Asset Management Co. Ltd.	284,067	2,958,315
V-Guard Industries Ltd.	101,701	357,300
Vaibhav Global Ltd.	77,326	368,771
Vardhman Textiles Ltd.	152,023	705,457
Vinati Organics Ltd.	14,246	298,475
VIP Industries Ltd.	99,302	713,198
VRL Logistics Ltd.	32,511	301,009
Welspun Corp. Ltd.	202,124	1,331,442
West Coast Paper Mills Ltd.	78,976	692,255
Whirlpool of India Ltd.	12,519	205,634
Zensar Technologies Ltd.	208,939	1,533,263

Total India		296,872,680

Indonesia - 2.9%
ABM Investama Tbk. PT	7,141,900	1,577,090
Ace Hardware Indonesia Tbk. PT	36,018,900	1,684,329
AKR Corporindo Tbk. PT	66,310,425	6,352,398
Aneka Tambang Tbk. PT	47,515,800	5,261,703
Astra Agro Lestari Tbk. PT	1,264,500	576,938
Astra Otoparts Tbk. PT	6,658,900	1,020,654
Bank BTPN Syariah Tbk. PT	14,896,300	1,635,042
Bank CIMB Niaga Tbk. PT	26,443,700	2,911,091
Bank Tabungan Negara Persero Tbk. PT	22,820,100	1,852,642
Blue Bird Tbk. PT	4,018,000	467,118
Bukit Asam Tbk. PT	60,792,900	9,633,999
Ciputra Development Tbk. PT	17,629,700	1,339,660
Dharma Satya Nusantara Tbk. PT	22,018,900	793,693
Erajaya Swasembada Tbk. PT	34,024,800	941,389
Harum Energy Tbk. PT*	13,850,300	1,200,893
Impack Pratama Industri Tbk. PT	110,255,100	2,778,397
Indo Tambangraya Megah Tbk. PT	6,322,300	10,532,376
Indocement Tunggal Prakarsa Tbk. PT	4,152,700	2,535,259
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	54,707,470	1,865,391
Japfa Comfeed Indonesia Tbk. PT	25,294,200	1,938,505
Jasa Marga Persero Tbk. PT	5,036,400	1,592,990
Mayora Indah Tbk. PT	9,117,700	1,474,513
Medco Energi Internasional Tbk. PT	13,902,100	1,042,861
Mitra Adiperkasa Tbk. PT	6,367,900	740,309
Mitra Keluarga Karyasehat Tbk. PT(c)	9,338,300	1,728,529
Pabrik Kertas Tjiwi Kimia Tbk. PT	433,800	205,672
Pakuwon Jati Tbk. PT	46,187,900	1,361,909
Perusahaan Gas Negara Tbk. PT	134,331,500	9,858,712
Prodia Widyahusada Tbk. PT	1,240,300	434,995
Selamat Sempurna Tbk. PT	18,462,600	2,392,212
Semen Indonesia Persero Tbk. PT	16,472,100	6,846,882
Summarecon Agung Tbk. PT	14,471,500	540,437
Surya Esa Perkasa Tbk. PT	79,336,800	2,730,954
XL Axiata Tbk. PT	10,087,000	1,310,255

Total Indonesia		89,159,797

Malaysia - 4.2%
Alliance Bank Malaysia Bhd.	2,536,700	1,871,472
AMMB Holdings Bhd.	13,568,500	11,841,063
Astro Malaysia Holdings Bhd.	24,085,500	2,070,462
Bank Islam Malaysia Bhd.	7,387,700	3,553,170
Bermaz Auto Bhd.	9,491,800	4,875,005
British American Tobacco Malaysia Bhd.	1,318,900	2,666,503
Cahya Mata Sarawak Bhd.	2,792,400	656,320
Carlsberg Brewery Malaysia Bhd., Class B	536,000	2,248,984
CTOS Digital Bhd.	3,924,300	1,204,192
Dayang Enterprise Holdings Bhd.	1,490,700	519,068
Dialog Group Bhd.	7,802,900	3,515,126
Fraser & Neave Holdings Bhd.	627,100	3,843,120
Gamuda Bhd.	9,030,799	9,020,972
Gas Malaysia Bhd.	4,488,300	3,135,461
HAP Seng Consolidated Bhd.	5,195,900	5,145,015
Heineken Malaysia Bhd.	958,900	5,037,616
Hibiscus Petroleum Bhd.	2,040,560	1,127,970
IJM Corp. Bhd.	9,701,100	3,969,112
Inari Amertron Bhd.	11,774,475	7,712,986
KPJ Healthcare Bhd.	13,154,900	4,122,537
Malaysia Airports Holdings Bhd.	1,282,900	2,054,874
Malaysia Building Society Bhd.	35,053,328	5,416,292
Malaysian Pacific Industries Bhd.	150,400	923,021
Malaysian Resources Corp. Bhd.	5,558,900	538,348
My EG Services Bhd.	11,401,743	2,022,290
QL Resources Bhd.	2,916,100	3,623,706
SP Setia Bhd. Group	4,185,800	728,757
Sunway Bhd.	6,965,800	3,122,861
TIME dotCom Bhd.	7,639,200	8,977,515
TSH Resources Bhd.	11,093,000	2,353,792
UMW Holdings Bhd.	3,638,400	3,943,250
United Plantations Bhd.	1,106,200	4,285,171
VS Industry Bhd.	7,057,150	1,251,703
Yinson Holdings Bhd.	933,300	507,780
YTL Corp. Bhd.	26,813,400	11,028,798

Total Malaysia		128,914,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2023

Investments	Shares	Value
Mexico - 4.2%
Banco del Bajio SA(a)(b)	7,755,094	$26,011,358
Bolsa Mexicana de Valores SAB de CV(b)	6,458,594	13,401,930
Corp. Inmobiliaria Vesta SAB de CV(b)	4,484,001	17,854,450
GCC SAB de CV	255,114	3,014,155
Genomma Lab Internacional SAB de CV, Class B(b)	2,872,225	2,401,648
Gentera SAB de CV(b)	8,375,402	11,662,109
La Comer SAB de CV(b)	444,970	1,148,259
Megacable Holdings SAB de CV, Series CPO(b)	3,100,086	6,941,761
Operadora De Sites Mexicanos SAB de CV(b)	4,277,305	6,046,750
Promotora y Operadora de Infraestructura SAB de CV(b)	1,803,520	19,566,134
Qualitas Controladora SAB de CV(b)	1,478,292	14,978,024
Regional SAB de CV(b)	524,524	5,026,101

Total Mexico		128,052,679

Philippines - 0.3%
Century Pacific Food, Inc.	892,800	499,001
GT Capital Holdings, Inc.	95,060	1,012,829
Megaworld Corp.	41,687,000	1,483,041
Robinsons Land Corp.	4,230,526	1,217,780
Semirara Mining & Power Corp.	6,493,700	3,547,348
Wilcon Depot, Inc.	3,023,000	1,140,961

Total Philippines		8,900,960

Poland - 1.1%
Asseco Poland SA	316,453	5,882,819
Budimex SA	95,624	15,222,995
CD Projekt SA(b)	82,179	2,403,353
Eurocash SA	298,230	1,262,771
Orange Polska SA	3,647,630	7,550,819
Warsaw Stock Exchange	242,454	2,620,458

Total Poland		34,943,215

Saudi Arabia - 3.4%
Al Hammadi Holding	267,675	4,261,386
Al Masane Al Kobra Mining Co.	57,984	831,877
Al Moammar Information Systems Co.	40,065	1,420,972
Al-Dawaa Medical Services Co.	94,457	2,659,909
Alamar Foods	32,768	828,375
Alandalus Property Co.	124,700	664,402
Alaseel Co.	865,500	1,077,836
Aldrees Petroleum & Transport Services Co.	70,312	3,314,976
AlKhorayef Water & Power Technologies Co.*	22,898	1,184,590
Almunajem Foods Co.	74,173	1,430,055
AlSaif Stores for Development & Investment Co.	763,021	1,808,868
Arabian Cement Co.	335,510	3,086,692
Arabian Centres Co. Ltd.	1,794,517	9,838,739
Arabian Contracting Services Co.	35,452	2,240,566
Arriyadh Development Co.	247,920	1,389,674
Astra Industrial Group	128,208	4,519,759
Ataa Educational Co.	24,292	467,702
Bawan Co.	158,271	1,890,811
Catrion Catering Holding Co.	117,952	3,975,769
City Cement Co.	454,382	2,549,386
East Pipes Integrated Co. for Industry	19,266	425,907
Electrical Industries Co.	2,480,322	1,851,974
Hail Cement Co.	251,671	812,058
Leejam Sports Co. JSC	80,081	4,317,968
Maharah Human Resources Co.	83,906	1,749,720
Middle East Paper Co.	57,874	526,268
National Co. for Learning & Education	18,662	596,189
National Medical Care Co.	25,366	1,179,688
Northern Region Cement Co.	456,971	1,284,393
Qassim Cement Co.	121,124	2,057,493
Retal Urban Development Co.	433,478	981,394
Riyadh Cables Group Co.	99,069	2,435,776
Saudi Automotive Services Co.	55,676	1,103,127
Saudi Cement Co.	560,331	7,844,634
Saudi Chemical Co. Holding	638,072	728,253
Saudia Dairy & Foodstuff Co.	53,767	4,774,510
Southern Province Cement Co.	148,479	1,690,681
Sustained Infrastructure Holding Co.	174,851	1,396,477
Tanmiah Food Co.	31,155	844,093
Theeb Rent A Car Co.	97,154	1,689,184
United Electronics Co.	223,506	5,250,901
United International Transportation Co.	139,281	2,923,044
Yamama Cement Co.	372,926	3,416,002
Yanbu Cement Co.	642,173	5,899,429

Total Saudi Arabia		105,221,507

South Africa - 9.6%
AECI Ltd.	880,956	5,284,050
Afrimat Ltd.	498,447	1,717,138
AVI Ltd.	2,769,986	12,431,046
Barloworld Ltd.	1,064,703	4,599,400
Dis-Chem Pharmacies Ltd.(a)(b)	1,246,609	2,092,054
DRDGOLD Ltd.	2,792,446	2,408,031
Foschini Group Ltd.(b)	1,496,723	9,081,415
Grindrod Ltd.	4,100,269	2,569,465
Harmony Gold Mining Co. Ltd.	694,998	4,544,897
Hyprop Investments Ltd.	4,166,550	7,087,976
Investec Ltd.	2,154,067	14,793,125
JSE Ltd.	811,869	4,103,851
Life Healthcare Group Holdings Ltd.(b)	3,955,773	3,973,619
Momentum Metropolitan Holdings	9,709,765	11,622,516
Motus Holdings Ltd.	1,515,051	8,408,895
Mr. Price Group Ltd.	1,963,463	16,836,125
Netcare Ltd.	7,779,796	6,057,925
Northam Platinum Holdings Ltd.	2,616,699	20,093,673
Old Mutual Ltd.	39,597,718	28,278,671
Omnia Holdings Ltd.	1,261,853	4,510,585
OUTsurance Group Ltd.	4,841,118	11,171,302
Pick n Pay Stores Ltd.(b)	2,788,552	3,548,304
PSG Financial Services Ltd.	3,469,314	2,912,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2023

Investments	Shares	Value
Redefine Properties Ltd.	97,115,710	$20,445,413
Resilient REIT Ltd.	4,023,777	9,745,076
Reunert Ltd.	1,068,340	3,501,643
Santam Ltd.	340,411	5,334,331
Sappi Ltd.	4,436,136	10,721,925
Super Group Ltd.	1,179,165	1,918,259
Thungela Resources Ltd.(b)	2,089,572	17,573,543
Tiger Brands Ltd.(b)	1,320,960	14,539,770
Truworths International Ltd.	5,647,632	22,961,118

Total South Africa		294,867,183

South Korea - 12.0%
Aekyung Chemical Co. Ltd.	98,799	1,177,548
Aekyung Industrial Co. Ltd.	18,274	264,199
AfreecaTV Co. Ltd.	9,769	649,295
Ahnlab, Inc.	13,233	707,938
BGF retail Co. Ltd.	38,160	3,890,370
BH Co. Ltd.	37,985	623,793
BNK Financial Group, Inc.	3,799,677	21,065,062
Caregen Co. Ltd.	71,980	1,536,959
Cheil Worldwide, Inc.	791,643	11,697,311
Chong Kun Dang Pharmaceutical Corp.	9,633	979,082
CJ Corp.	58,037	4,253,974
CJ Logistics Corp.*	8,006	790,716
Classys, Inc.	12,543	367,651
Coway Co. Ltd.	215,722	9,580,944
Cuckoo Homesys Co. Ltd.	47,486	790,880
Daeduck Electronics Co. Ltd.	70,378	1,478,162
Daesang Corp.	91,913	1,480,856
Daishin Securities Co. Ltd.	321,123	3,565,540
DB HiTek Co. Ltd.	125,254	5,699,110
DGB Financial Group, Inc.	1,730,865	11,410,081
DN Automotive Corp.	14,341	813,982
DongKook Pharmaceutical Co. Ltd.	21,472	269,421
Dongsuh Cos., Inc.	275,916	3,899,116
Dongwon Systems Corp.	8,367	224,133
Doosan Bobcat, Inc.	330,971	12,952,045
Dreamtech Co. Ltd.	54,130	545,965
E-MART, Inc.	69,789	4,150,817
Echo Marketing, Inc.	52,839	422,581
Ecopro HN Co. Ltd.	12,045	643,447
Eo Technics Co. Ltd.	8,834	1,048,776
Fila Holdings Corp.	110,424	3,318,122
GOLFZON Co. Ltd.	22,737	1,627,728
Green Cross Corp.	7,793	759,392
GS Holdings Corp.	607,444	19,290,674
GS Retail Co. Ltd.	101,328	1,813,503
HAESUNG DS Co. Ltd.	23,898	1,027,991
Hanil Cement Co. Ltd.	166,768	1,656,156
Hanjin Kal Corp.	22,943	1,296,879
Hankook & Co. Co. Ltd.	198,503	2,404,416
Hanmi Science Co. Ltd.	28,774	875,798
Hanmi Semiconductor Co. Ltd.	25,718	1,232,084
Hansae Co. Ltd.	48,485	792,460
Hansol Chemical Co. Ltd.	13,664	2,408,361
Hanwha Corp.	210,048	4,199,655
Hanwha Systems Co. Ltd.	165,086	2,225,245
Harim Holdings Co. Ltd.	88,709	535,188
HD Hyundai Construction Equipment Co. Ltd.	41,147	1,651,759
HD Hyundai Electric Co. Ltd.	19,761	1,261,242
HD Hyundai Infracore Co. Ltd.	403,988	2,547,079
Hite Jinro Co. Ltd.	199,811	3,490,758
HK inno N Corp.	12,235	422,273
HL Mando Co. Ltd.	46,303	1,414,724
Hotel Shilla Co. Ltd.	11,778	598,091
Hyosung Advanced Materials Corp.	13,109	4,066,345
Hyundai Autoever Corp.	5,912	970,874
Hyundai Department Store Co. Ltd.	37,375	1,503,242
Hyundai Elevator Co. Ltd.	33,731	1,161,557
Hyundai Marine & Fire Insurance Co. Ltd.	440,860	10,611,585
Hyundai Steel Co.	299,594	8,490,707
Innocean Worldwide, Inc.	179,994	2,990,816
Innox Advanced Materials Co. Ltd.	26,155	649,864
ISC Co. Ltd.	3,672	228,948
JB Financial Group Co. Ltd.	1,661,088	14,690,420
Jusung Engineering Co. Ltd.	32,789	870,707
JW Pharmaceutical Corp.	22,500	621,069
JYP Entertainment Corp.	19,502	1,533,933
K Car Co. Ltd.	97,987	891,690
Kangwon Land, Inc.	348,186	4,325,628
KCC Glass Corp.	65,110	2,075,290
KEPCO Engineering & Construction Co., Inc.	7,800	376,101
KEPCO Plant Service & Engineering Co. Ltd.	107,375	2,838,822
KG Chemical Corp.	73,639	391,666
KG Dongbusteel	88,435	611,128
KIWOOM Securities Co. Ltd.	55,432	4,282,541
Koh Young Technology, Inc.	68,931	885,789
Kolmar Korea Co. Ltd.	21,521	895,664
Kolon Industries, Inc.	64,932	2,243,555
KoMiCo Ltd.	17,302	866,511
Korea Aerospace Industries Ltd.	45,033	1,748,311
Korea Electric Terminal Co. Ltd.	11,872	691,358
Korea Investment Holdings Co. Ltd.	230,435	10,967,983
Korean Reinsurance Co.	977,375	5,426,067
Kumho Petrochemical Co. Ltd.	89,145	9,198,983
Kyung Dong Navien Co. Ltd.	9,073	332,515
LEENO Industrial, Inc.	24,701	3,883,805
LIG Nex1 Co. Ltd.	26,688	2,704,235
Lotte Chilsung Beverage Co. Ltd.	12,535	1,426,843
Lotte Corp.	295,006	6,196,065
LOTTE Fine Chemical Co. Ltd.	108,132	4,869,676
Lotte Rental Co. Ltd.	56,688	1,221,440
Lotte Shopping Co. Ltd.	68,401	3,983,287
LS Corp.	37,295	2,698,885
LS Electric Co. Ltd.	23,976	1,362,717
LX Semicon Co. Ltd.	76,092	5,128,337
Mcnex Co. Ltd.	31,399	737,495
Medytox, Inc.	2,577	482,225
MegaStudyEdu Co. Ltd.	39,013	1,838,721
Mirae Asset Securities Co. Ltd.	1,049,047	6,214,946
NH Investment & Securities Co. Ltd.	1,148,693	9,213,447
NHN KCP Corp.	78,491	626,514
NICE Information Service Co. Ltd.	167,982	1,235,181
NongShim Co. Ltd.	6,629	2,094,885

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2023

Investments	Shares	Value
Pan Ocean Co. Ltd.	923,285	$2,677,591
Partron Co. Ltd.	127,981	808,887
PharmaResearch Co. Ltd.	6,123	520,590
Poongsan Corp.	62,690	1,908,105
PSK, Inc.	57,840	945,362
S-1 Corp.	97,031	4,520,429
Samsung Securities Co. Ltd.	374,692	11,200,902
Samyang Foods Co. Ltd.	4,495	753,878
SeAH Besteel Holdings Corp.	87,609	1,690,414
SFA Engineering Corp.	32,458	766,149
SGC Energy Co. Ltd.	50,548	1,071,481
Shinsegae International, Inc.	54,240	770,706
Shinsegae, Inc.	18,860	2,565,628
SIMMTECH Co. Ltd.	32,998	986,430
SK D&D Co. Ltd.	36,041	825,537
SK Discovery Co. Ltd.	44,960	1,368,454
SK Networks Co. Ltd.	305,631	1,364,530
SL Corp.	38,077	1,055,477
SM Entertainment Co. Ltd.	14,973	1,070,746
SNT Motiv Co. Ltd.	36,135	1,212,075
Soulbrain Co. Ltd.	3,922	925,761
SSANGYONG C&E Co. Ltd.	1,014,594	4,529,789
ST Pharm Co. Ltd.	7,477	393,618
Sungwoo Hitech Co. Ltd.	61,002	449,025
TKG Huchems Co. Ltd.	160,604	2,681,098
Tokai Carbon Korea Co. Ltd.	10,537	910,605
Unid Co. Ltd.	18,855	992,600
WONIK IPS Co. Ltd.	22,062	581,571
Youngone Corp.	88,845	3,145,688

Total South Korea		369,880,831

Taiwan - 26.7%
Acer, Inc.(b)	10,672,000	18,707,861
Advanced Power Electronics Corp.(b)	387,000	1,230,713
Advancetek Enterprise Co. Ltd.	1,498,000	1,884,062
Alexander Marine Co. Ltd.(b)	46,000	571,056
Allied Supreme Corp.(b)	170,000	1,803,001
Allis Electric Co. Ltd.(b)	266,000	650,905
Alltek Technology Corp.	1,607,240	1,901,006
AMPOC Far-East Co. Ltd.	711,000	1,832,492
AP Memory Technology Corp.(b)	217,000	3,316,108
Apacer Technology, Inc.(b)	571,000	1,151,656
Arcadyan Technology Corp.(b)	920,681	5,114,811
Asia Optical Co., Inc.	671,000	1,534,814
ASMedia Technology, Inc.(b)	39,000	2,306,414
ASROCK, Inc.(b)	150,000	1,256,089
Auden Techno Corp.(b)	71,000	353,953
Bafang Yunji International Co. Ltd.(b)	139,000	772,210
BenQ Materials Corp.	993,000	1,121,111
BES Engineering Corp.	6,249,000	2,708,060
Capital Futures Corp.	897,000	1,493,514
Capital Securities Corp.(b)	5,863,340	3,123,625
Cathay Real Estate Development Co. Ltd.	2,348,000	1,388,580
Chang Wah Electromaterials, Inc.	2,360,000	2,683,697
Charoen Pokphand Enterprise	884,100	2,768,349
CHC Healthcare Group	311,000	619,153
Chenbro Micom Co. Ltd.(b)	60,000	530,783
Cheng Loong Corp.	3,315,000	3,213,413
Cheng Uei Precision Industry Co. Ltd.	1,583,000	2,491,289
Chicony Electronics Co. Ltd.(b)	5,594,652	31,901,210
Chicony Power Technology Co. Ltd.(b)	1,109,625	5,260,600
Chin-Poon Industrial Co. Ltd.	654,000	1,071,869
China Bills Finance Corp.	3,528,000	1,735,808
China Chemical & Pharmaceutical Co. Ltd.	701,000	556,177
China Metal Products	690,000	943,142
China Steel Chemical Corp.(b)	820,726	3,168,930
ChipMOS Technologies, Inc.	2,721,000	3,745,858
Chong Hong Construction Co. Ltd.	1,253,000	3,196,751
Chroma ATE, Inc.(b)	1,545,132	10,723,615
Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	1,144,000	4,342,582
Cleanaway Co. Ltd.(b)	509,161	2,986,233
Compeq Manufacturing Co. Ltd.(b)	4,696,000	10,817,914
Continental Holdings Corp.(b)	2,763,000	2,538,786
Coremax Corp.	238,000	606,429
CTCI Corp.	2,313,190	3,176,910
Cub Elecparts, Inc.	86,000	376,892
Cyberlink Corp.	143,000	456,623
CyberPower Systems, Inc.(b)	109,000	720,972
DA CIN Construction Co. Ltd.	2,196,000	3,155,491
Da-Li Development Co. Ltd.	847,000	961,794
Darfon Electronics Corp.	1,119,000	1,976,175
Daxin Materials Corp.	117,000	378,557
Delpha Construction Co. Ltd.(b)	983,000	1,148,256
Depo Auto Parts Ind Co. Ltd.	470,000	2,251,185
Dynamic Holding Co. Ltd.(b)	267,000	752,529
Elan Microelectronics Corp.	413,409	2,188,917
Elitegroup Computer Systems Co. Ltd.(b)	754,000	773,888
Ennoconn Corp.(b)	392,243	3,425,201
Episil-Precision, Inc.(b)	323,000	650,410
Eternal Materials Co. Ltd.	3,100,319	2,939,649
Evergreen Aviation Technologies Corp.(b)	410,000	1,449,471
Evergreen International Storage & Transport Corp.(b)	3,165,000	3,269,106
Everlight Chemical Industrial Corp.(b)	696,000	444,489
Everlight Electronics Co. Ltd.	1,999,165	3,256,977
Far Eastern Department Stores Ltd.	5,442,841	4,389,316
Far Eastern International Bank	16,387,017	6,754,395
Faraday Technology Corp.(b)	280,000	3,257,034
Farglory F T Z Investment Holding Co. Ltd.	317,620	596,110
Farglory Land Development Co. Ltd.(b)	1,699,640	3,145,584
Feng Hsin Steel Co. Ltd.	1,304,950	2,938,109
Fitipower Integrated Technology, Inc.(b)	350,000	2,936,576
FLEXium Interconnect, Inc.(b)	2,191,028	6,303,833
Flytech Technology Co. Ltd.	6,000	13,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2023

Investments	Shares	Value
Formosa Advanced Technologies Co. Ltd.	1,283,000	$1,630,374
Formosa International Hotels Corp.(b)	237,000	1,710,480
Formosa Sumco Technology Corp.(b)	250,000	1,372,575
Formosan Union Chemical(b)	2,216,000	1,509,079
Fortune Electric Co. Ltd.(b)	197,000	2,098,988
Foxsemicon Integrated Technology, Inc.(b)	737,197	5,056,287
Fu Hua Innovation Co. Ltd.(b)	3,679,476	3,536,747
Fusheng Precision Co. Ltd.(b)	1,138,000	7,656,995
G Shank Enterprise Co. Ltd.(b)	833,000	1,959,649
Gemtek Technology Corp.(b)	2,164,000	2,432,609
Genius Electronic Optical Co. Ltd.(b)	271,280	3,716,891
Getac Holdings Corp.(b)	2,494,292	9,021,241
Giant Manufacturing Co. Ltd.(b)	1,212,051	7,266,659
Global Brands Manufacture Ltd.(b)	1,650,400	3,468,526
Global Mixed Mode Technology, Inc.(b)	461,000	3,965,527
Global PMX Co. Ltd.(b)	275,000	1,151,415
Goldsun Building Materials Co. Ltd.	6,469,000	5,933,509
Grape King Bio Ltd.	637,988	3,242,897
Great Wall Enterprise Co. Ltd.	2,906,259	5,539,700
Greatek Electronics, Inc.(b)	1,946,000	3,880,523
Highwealth Construction Corp.	2,317,316	3,027,789
Hitron Technology, Inc.(b)	481,000	537,570
Hiwin Technologies Corp.	659,000	5,046,024
Holtek Semiconductor, Inc.(b)	940,773	2,044,592
Holy Stone Enterprise Co. Ltd.	602,900	1,905,518
Hong TAI Electric Industrial	926,000	853,873
Hota Industrial Manufacturing Co. Ltd.(b)	499,146	970,952
Hsin Kuang Steel Co. Ltd.	526,000	988,912
Huaku Development Co. Ltd.(b)	1,817,296	5,702,273
Ichia Technologies, Inc.(b)	869,000	1,010,844
Iron Force Industrial Co. Ltd.	254,000	757,270
ITE Technology, Inc.(b)	699,000	3,427,755
ITEQ Corp.	611,000	1,688,236
J&V Energy Technology Co. Ltd.	147,000	453,111
Jentech Precision Industrial Co. Ltd.(b)	195,094	4,888,395
Jess-Link Products Co. Ltd.(b)	425,000	1,164,611
Jih Lin Technology Co. Ltd.(b)	279,000	654,535
Kindom Development Co. Ltd.	1,815,200	2,297,796
King Slide Works Co. Ltd.(b)	185,004	5,509,642
King Yuan Electronics Co. Ltd.(b)	6,578,000	18,196,908
King’s Town Bank Co. Ltd.	3,507,000	4,565,082
Kinik Co.(b)	243,495	1,523,307
Kinpo Electronics(b)	1,910,000	1,011,306
KMC Kuei Meng International, Inc.	256,000	1,096,887
KS Terminals, Inc.	342,000	801,219
Kung Long Batteries Industrial Co. Ltd.	632,000	2,718,235
L&K Engineering Co. Ltd.(b)	684,000	3,788,795
Lelon Electronics Corp.	788,000	1,851,218
Lian Hwa Food Corp.	268,802	765,491
Lien Hwa Industrial Holdings Corp.(b)	2,300,517	4,999,739
Lintes Technology Co. Ltd.	67,000	372,216
Lotes Co. Ltd.(b)	236,390	8,241,550
Lotus Pharmaceutical Co. Ltd.(b)	143,000	1,267,363
Machvision, Inc.(b)	171,000	1,217,429
Macronix International Co. Ltd.(b)	8,862,000	9,052,433
Makalot Industrial Co. Ltd.(b)	1,181,881	13,651,678
Marketech International Corp.	282,000	1,290,986
Merida Industry Co. Ltd.(b)	751,043	4,466,051
Merry Electronics Co. Ltd.(b)	1,345,000	4,798,798
METAAGE Corp.	358,000	813,040
MSSCORPS Co. Ltd.	111,000	511,771
Nak Sealing Technologies Corp.	335,000	1,468,125
Namchow Holdings Co. Ltd.	282,000	466,776
Nan Pao Resins Chemical Co. Ltd.(b)	334,000	3,058,080
Nichidenbo Corp.	1,977,000	3,742,647
Nien Made Enterprise Co. Ltd.	579,000	6,659,618
Nuvoton Technology Corp.(b)	947,872	4,385,651
O-Bank Co. Ltd.	4,608,000	1,498,439
Orient Semiconductor Electronics Ltd.(b)	648,000	1,150,714
Oriental Union Chemical Corp.	729,000	478,629
Pan German Universal Motors Ltd.	109,000	1,063,700
Pan Jit International, Inc.(b)	1,192,000	2,613,890
Pan-International Industrial Corp.(b)	1,994,000	2,303,231
Panion & BF Biotech, Inc.(b)	113,000	412,375
Pegavision Corp.(b)	79,000	1,020,625
Phoenix Silicon International Corp.(b)	409,000	694,316
Posiflex Technology, Inc.	485,000	1,943,761
Pou Chen Corp.	9,703,000	9,769,235
Powertech Technology, Inc.(b)	4,139,000	19,015,624
President Securities Corp.	2,064,520	1,321,836
Primax Electronics Ltd.(b)	3,283,000	7,241,951
Promate Electronic Co. Ltd.	1,619,000	3,064,919
Qisda Corp.(b)	9,573,000	14,972,190
Run Long Construction Co. Ltd.(b)	190,000	619,084
Sampo Corp.	1,168,000	1,107,470
San Fu Chemical Co. Ltd.(b)	191,000	781,040
Sanyang Motor Co. Ltd.(b)	1,826,000	4,248,103
Scientech Corp.(b)	80,000	557,827
ScinoPharm Taiwan Ltd.	357,000	307,092
SDI Corp.(b)	391,000	1,446,001
Sercomm Corp.(b)	1,140,488	4,998,147
Sesoda Corp.(b)	1,696,000	1,809,811
ShenMao Technology, Inc.(b)	253,000	590,241
Shih Wei Navigation Co. Ltd.(b)	945,000	632,761
Shihlin Electric & Engineering Corp.(b)	438,000	1,691,175
Shin Zu Shing Co. Ltd.(b)	1,056,000	4,249,393
Shinkong Insurance Co. Ltd.	1,148,000	2,547,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2023

Investments	Shares	Value
Shiny Chemical Industrial Co. Ltd.(b)	286,637	$1,256,176
Sigurd Microelectronics Corp.(b)	4,061,000	8,627,334
Sinbon Electronics Co. Ltd.(b)	722,120	7,035,202
Sincere Navigation Corp.(b)	452,000	373,347
Sinon Corp.(b)	3,477,000	4,356,092
Sitronix Technology Corp.(b)	758,000	6,866,099
Sonix Technology Co. Ltd.	428,000	800,482
Standard Chemical & Pharmaceutical Co. Ltd.	417,000	895,401
Standard Foods Corp.	1,309,896	1,660,284
Stark Technology, Inc.(b)	685,000	2,689,513
Sunonwealth Electric Machine Industry Co. Ltd.(b)	575,000	2,014,060
Sunrex Technology Corp.(b)	1,004,000	1,943,194
Supreme Electronics Co. Ltd.(b)	3,055,868	6,024,014
Swancor Holding Co. Ltd.(b)	545,000	1,745,605
Symtek Automation Asia Co. Ltd.(b)	133,000	452,860
Synnex Technology International Corp.(b)	8,843,600	20,228,433
Systex Corp.(b)	330,000	1,204,281
TA Chen Stainless Pipe(b)	9,280,800	11,975,031
Ta Ya Electric Wire & Cable(b)	845,597	950,558
Taichung Commercial Bank Co. Ltd.	9,517,180	4,930,619
Taisun Enterprise Co. Ltd.	547,000	401,020
Taiwan Business Bank	6,017,588	2,686,204
Taiwan Cogeneration Corp.	790,223	1,036,362
Taiwan Fertilizer Co. Ltd.	3,963,000	8,729,046
Taiwan Hon Chuan Enterprise Co. Ltd.	1,113,692	4,535,980
Taiwan Mask Corp.(b)	591,000	1,369,157
Taiwan Navigation Co. Ltd.	1,748,000	1,879,539
Taiwan Paiho Ltd.(b)	927,000	1,739,796
Taiwan PCB Techvest Co. Ltd.	1,262,302	1,780,931
Taiwan Secom Co. Ltd.(b)	1,081,000	4,121,047
Taiwan Surface Mounting Technology Corp.(b)	1,757,000	5,490,178
Taiwan-Asia Semiconductor Corp.(b)	561,000	860,954
Test Research, Inc.(b)	1,590,115	3,248,569
Thinking Electronic Industrial Co. Ltd.	261,000	1,428,716
Thye Ming Industrial Co. Ltd.	964,000	2,214,431
Ton Yi Industrial Corp.	4,644,000	2,443,773
Tong Hsing Electronic Industries Ltd.(b)	602,214	3,090,491
Tong Yang Industry Co. Ltd.(b)	1,968,685	4,875,126
Topco Scientific Co. Ltd.(b)	897,776	5,338,594
Topkey Corp.(b)	577,000	3,365,308
Transcend Information, Inc.	1,439,479	3,780,388
Tripod Technology Corp.(b)	2,243,928	14,257,375
TSRC Corp.(b)	2,274,000	1,785,680
Tung Ho Steel Enterprise Corp.(b)	2,393,722	5,514,284
TXC Corp.(b)	2,722,549	8,746,789
TYC Brother Industrial Co. Ltd.(b)	926,000	1,221,974
U-Ming Marine Transport Corp.(b)	2,119,420	3,597,914
Union Bank of Taiwan	1,981,050	929,510
Unitech Printed Circuit Board Corp.(b)	1,190,000	775,484
United Integrated Services Co. Ltd.(b)	1,499,000	12,918,835
United Renewable Energy Co. Ltd.(b)	969,000	464,127
Universal Cement Corp.	2,773,790	2,684,269
USI Corp.	2,325,000	1,496,188
VIA Labs, Inc.	90,000	806,438
Visco Vision, Inc.(b)	112,000	791,906
VisEra Technologies Co. Ltd.	78,000	702,726
Visual Photonics Epitaxy Co. Ltd.	254,750	1,332,249
Vivotek, Inc.	102,000	541,731
Wah Lee Industrial Corp.	949,580	3,050,735
Walsin Technology Corp.(b)	695,000	2,785,390
Weikeng Industrial Co. Ltd.(b)	3,836,431	3,612,612
Weltrend Semiconductor(b)	311,000	745,820
Winbond Electronics Corp.(b)	9,331,537	9,258,412
Winmate, Inc.	214,000	854,173
WinWay Technology Co. Ltd.(b)	72,000	1,968,296
Wistron NeWeb Corp.(b)	1,077,587	5,477,381
Wowprime Corp.	130,000	1,056,842
WPG Holdings Ltd.(b)	8,794,058	23,381,670
WT Microelectronics Co. Ltd.(b)	1,358,678	4,980,410
Yankey Engineering Co. Ltd.(b)	389,000	4,005,279
YC INOX Co. Ltd.	1,646,793	1,467,548
Yem Chio Co. Ltd.(b)	4,009,000	2,312,093
YFY, Inc.	3,311,000	3,517,004
Yulon Motor Co. Ltd.(b)	676,496	1,648,781
Zenitron Corp.	2,096,000	2,335,680
Zero One Technology Co. Ltd.(b)	1,055,000	2,248,155
Zippy Technology Corp.	1,248,000	1,994,572
Zyxel Group Corp.(b)	964,000	1,595,647

Total Taiwan		821,534,575

Thailand - 6.6%
Amata Corp. PCL, NVDR(b)	5,080,400	3,981,563
Bangchak Corp. PCL, NVDR	3,620,600	4,614,256
Bangkok Chain Hospital PCL, NVDR(b)	7,573,900	4,970,493
Banpu PCL, NVDR(b)	60,828,500	12,118,474
Banpu Power PCL, NVDR(b)	7,729,027	3,283,407
BCPG PCL, NVDR(b)	12,766,912	3,291,550
BTS Group Holdings PCL, NVDR	24,770,600	5,261,462
Chularat Hospital PCL, NVDR(b)	42,600,600	3,919,018
Com7 PCL, NVDR(b)	4,665,200	3,252,963
Eastern Polymer Group PCL, NVDR(b)	9,673,900	2,352,402
Gunkul Engineering PCL, NVDR(b)	47,075,600	3,861,765
Ichitan Group PCL, NVDR(b)	8,383,900	3,856,361
KCE Electronics PCL, NVDR(b)	3,039,700	4,898,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2023

Investments	Shares	Value
Kiatnakin Phatra Bank PCL, NVDR(b)	3,809,200	$5,607,919
Mega Lifesciences PCL, NVDR	3,079,800	3,631,786
MK Restaurants Group PCL, NVDR(b)	3,626,500	4,223,347
Northeast Rubber PCL, NVDR(b)	30,220,575	4,391,535
Origin Property PCL, NVDR	15,904,700	3,937,441
Osotspa PCL, NVDR(b)	9,741,300	6,278,726
Precious Shipping PCL, NVDR(b)	16,825,400	4,263,963
Prima Marine PCL, NVDR(b)	17,350,500	2,719,554
PTG Energy PCL, NVDR(b)	9,865,400	2,529,034
Quality Houses PCL, NVDR	86,742,700	5,692,629
Ratch Group PCL, NVDR(b)	5,895,600	5,440,896
Sansiri PCL, NVDR(b)	146,874,200	7,616,416
Somboon Advance Technology PCL, NVDR	7,242,500	3,840,599
Supalai PCL, NVDR	13,609,300	7,416,186
Thai Oil PCL, NVDR(b)	7,156,500	11,269,666
Thai Union Group PCL, NVDR(b)	19,627,000	8,625,357
Thai Vegetable Oil PCL, NVDR(b)	5,379,255	3,372,623
Thanachart Capital PCL, NVDR	7,259,900	10,528,530
Tisco Financial Group PCL, NVDR(b)	8,102,300	23,678,442
TQM Alpha PCL, NVDR(b)	3,177,700	2,676,595
TTW PCL, NVDR(b)	20,574,800	5,515,547
WHA Corp. PCL, NVDR(b)	61,106,500	9,488,448

Total Thailand		202,407,027

Turkey - 1.1%
AG Anadolu Grubu Holding AS	50,270	341,953
Aksa Akrilik Kimya Sanayii AS	330,471	1,152,519
Aksa Enerji Uretim AS	486,714	490,109
Alarko Holding AS	175,790	539,262
Alkim Alkali Kimya AS	56,205	64,856
Anadolu Efes Biracilik ve Malt Sanayii AS	459,328	2,138,471
Aygaz AS	68,438	312,830
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	245,107	641,109
Cimsa Cimento Sanayi ve Ticaret AS	622,247	618,160
Coca-Cola Icecek AS	61,007	1,085,501
Dogus Otomotiv Servis ve Ticaret AS	483,383	4,206,319
EGE Endustri ve Ticaret AS	51	17,963
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	6,295,785	1,466,615
Enerjisa Enerji AS(a)	1,979,002	3,051,525
Galata Wind Enerji AS	442,568	325,775
GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret AS	156,903	249,056
Is Yatirim Menkul Degerler AS	1,215,845	1,317,364
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	621,486	499,983
Kimteks Poliuretan Sanayi ve Ticaret AS	140,784	277,192
Koza Altin Isletmeleri AS(b)	1,703,263	1,126,320
Logo Yazilim Sanayi ve Ticaret AS	109,616	274,467
Mavi Giyim Sanayi ve Ticaret AS, Class B(a)	506,665	1,998,594
Migros Ticaret AS	102,070	1,157,766
Nuh Cimento Sanayi AS	313,817	3,283,315
Selcuk Ecza Deposu Ticaret ve Sanayi AS	30,400	63,406
Sok Marketler Ticaret AS	458,579	837,690
Tekfen Holding AS	1,178,600	1,473,350
Turk Traktor ve Ziraat Makineleri AS	111,607	2,690,600
Turkiye Petrol Rafinerileri AS‡	0	2
Turkiye Sise ve Cam Fabrikalari AS‡	0	1
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,893,827	2,109,475
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	460,581	378,021

Total Turkey		34,189,569

TOTAL COMMON STOCKS (Cost: $2,581,558,660)		3,076,615,420

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree Emerging Markets High Dividend Fund(d) (Cost: $5,487,844)	149,300	6,073,524

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(e) (Cost: $46,269,525)	46,269,525	46,269,525

TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $2,633,316,029)		3,128,958,469
Other Assets less Liabilities - (1.6)%		(48,278,202)

NET ASSETS - 100.0%		$3,080,680,267

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $27,327, which represents less than 0.01% of net assets.

‡	Share amount represents a fractional share.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2023

(b)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $425,868,405 and the total market value of the collateral held by the Fund was $456,003,778. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $409,734,253.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$3,102,173	$60,443,231	$57,484,429	$(131,239)	$143,788	$6,073,524	$1,282,389

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
India	$296,845,353	$—	$27,327	*	$296,872,680
Other	2,779,742,740	—	—		2,779,742,740
Exchange-Traded Fund	6,073,524	—	—		6,073,524
Investment of Cash Collateral for Securities Loaned	—	46,269,525	—		46,269,525

Total Investments in Securities	$3,082,661,617	$46,269,525	$27,327		$3,128,958,469

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.3%

Austria - 0.4%
ANDRITZ AG	96,997	$6,043,133

Belgium - 3.5%
Anheuser-Busch InBev SA	467,843	30,191,622
Azelis Group NV	80,018	1,960,532
Barco NV	45,685	835,211
Bekaert SA	70,752	3,635,827
Fagron	20,758	380,873
Melexis NV	40,394	4,071,688
Solvay SA(a)	124,503	3,813,769
UCB SA	69,063	6,019,317

Total Belgium		50,908,839

China - 0.4%
Prosus NV*	192,636	5,742,283

Finland - 4.0%
Cargotec OYJ, Class B	39,705	2,311,429
Huhtamaki OYJ(a)	61,310	2,487,580
Kemira OYJ	185,990	3,449,571
Kone OYJ, Class B	366,042	18,260,371
Konecranes OYJ	93,363	4,205,782
Metso OYJ(a)	567,327	5,746,819
Nokia OYJ	3,380,452	11,396,829
Valmet OYJ(a)	225,847	6,513,973
Wartsila OYJ Abp(a)	303,123	4,394,839

Total Finland		58,767,193

France - 24.5%
Accor SA	49,229	1,881,576
Air Liquide SA(a)	116,771	22,717,913
Airbus SE(a)	90,715	14,007,121
Arkema SA	24,136	2,746,169
BioMerieux(a)	7,436	826,346
Bureau Veritas SA	188,039	4,750,495
Cie Generale des Etablissements Michelin SCA	341,650	12,250,525
Cie Plastic Omnium SE	42,176	559,077
Danone SA(a)	285,045	18,476,865
Dassault Aviation SA	11,077	2,192,729
Dassault Systemes SE	59,956	2,929,702
Eramet SA(a)	13,066	1,031,985
EssilorLuxottica SA	69,140	13,869,793
Gaztransport & Technigaz SA	9,045	1,197,988
Hermes International SCA(a)	8,470	17,953,035
Imerys SA(a)	37,114	1,167,623
Interparfums SA	20,388	1,135,089
Ipsen SA	7,242	863,187
IPSOS SA(a)	10,447	654,911
Kering SA(a)	32,331	14,250,063
L’Oreal SA(a)	97,924	48,747,603
Lectra(a)	2,355	81,295
Legrand SA	73,610	7,651,581
LVMH Moet Hennessy Louis Vuitton SE(a)	58,643	47,522,606
Neoen SA(a)(b)	7,519	251,502
Nexans SA	9,818	859,502
Pernod Ricard SA	58,695	10,357,781
Publicis Groupe SA	123,092	11,421,782
Remy Cointreau SA(a)	6,667	846,941
Rubis SCA	113,048	2,809,766
Safran SA	46,386	8,170,778
Sanofi SA	423,190	41,960,726
Schneider Electric SE	151,125	30,346,399
SCOR SE	68,227	1,994,210
SEB SA	10,799	1,347,990
Societe BIC SA	13,244	919,495
Sodexo SA(a)	25,950	2,855,674
Technip Energies NV	37,221	870,018
Teleperformance SE	16,408	2,393,419
Valeo SE(a)	48,266	741,907
Vicat SACA	20,056	727,787

Total France		358,340,954

Germany - 24.9%
AIXTRON SE	8,888	379,569
Bayer AG, Registered Shares	439,847	16,340,045
Bayerische Motoren Werke AG	435,380	48,469,393
Beiersdorf AG	16,632	2,493,154
Brenntag SE	35,141	3,230,476
Continental AG	36,762	3,123,656
Daimler Truck Holding AG	288,609	10,845,983
Deutsche Telekom AG, Registered Shares	2,000,160	48,056,125
Duerr AG	15,179	358,489
Elmos Semiconductor SE	300	24,523
Evonik Industries AG	243,147	4,968,959
Fresenius Medical Care AG	84,441	3,540,824
Fresenius SE & Co. KGaA	167,324	5,188,304
GEA Group AG	38,042	1,583,851
Hannover Rueck SE	41,298	9,867,572
Heidelberg Materials AG	87,020	7,780,491
Henkel AG & Co. KGaA	60,418	4,336,814
HOCHTIEF AG	38,199	4,232,312
Hugo Boss AG	13,618	1,014,809
Infineon Technologies AG	121,437	5,070,696
Jenoptik AG	2,974	93,432
K & S AG, Registered Shares	92,946	1,469,248
Knorr-Bremse AG	35,248	2,289,478
Krones AG	5,288	653,067
Lanxess AG	35,609	1,115,948
Mercedes-Benz Group AG	687,036	47,471,347
Merck KGaA	15,727	2,503,425
MTU Aero Engines AG	8,255	1,780,463
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	49,440	20,485,675
Puma SE	16,999	948,662
SAP SE	155,517	23,961,531
Siemens AG, Registered Shares	322,385	60,512,358
Siemens Healthineers AG(b)	185,848	10,798,623
Siltronic AG	9,456	923,911
Stabilus SE	8,354	569,383
Symrise AG	12,186	1,341,281
Talanx AG	99,604	7,113,282

Total Germany		364,937,159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2023

Investments	Shares	Value
Ireland - 0.5%
Glanbia PLC(a)	166,678	$2,745,242
Kerry Group PLC, Class A	46,626	4,051,416

Total Ireland		6,796,658

Italy - 2.8%
Brembo SpA	249,819	3,063,185
Brunello Cucinelli SpA(a)	13,614	1,332,429
Carel Industries SpA(b)	17,018	466,214
Davide Campari-Milano NV	134,557	1,518,341
DiaSorin SpA	12,055	1,241,636
Ferrari NV	32,152	10,839,700
Intercos SpA	39,376	622,003
Leonardo SpA	164,870	2,720,017
Maire Tecnimont SpA	261,618	1,418,972
Moncler SpA	105,297	6,478,820
Piaggio & C SpA	821,995	2,704,074
Prysmian SpA	134,537	6,118,534
Reply SpA	8,177	1,079,411
Salvatore Ferragamo SpA(a)	59,350	800,500
Webuild SpA(a)	583,311	1,177,236

Total Italy		41,581,072

Netherlands - 16.3%
Aegon Ltd.(a)	2,165,748	12,555,283
Akzo Nobel NV	102,176	8,444,839
Arcadis NV	30,778	1,660,507
ASM International NV	6,241	3,239,892
ASML Holding NV	79,961	60,213,831
BE Semiconductor Industries NV	66,638	10,044,313
Corbion NV	32,935	705,076
Ferrovial SE	348,959	12,728,471
Heineken Holding NV	144,015	12,186,002
Heineken NV(a)	243,513	24,731,554
IMCD NV	22,931	3,990,857
JDE Peet’s NV(a)	249,347	6,709,748
Koninklijke Ahold Delhaize NV	1,049,994	30,174,174
Koninklijke Vopak NV	141,746	4,766,287
SBM Offshore NV(a)	295,757	4,067,515
Signify NV(b)	144,676	4,845,632
Universal Music Group NV	739,659	21,088,432
Wolters Kluwer NV	114,669	16,302,317

Total Netherlands		238,454,730

Portugal - 0.1%
Mota-Engil SGPS SA	284,336	1,243,804

Spain - 12.8%
Acerinox SA	309,624	3,644,289
ACS Actividades de Construccion y Servicios SA	294,796	13,077,961
Amadeus IT Group SA	161,808	11,596,731
Applus Services SA	27,070	299,029
Banco Bilbao Vizcaya Argentaria SA	10,556,183	95,922,473
Banco Santander SA	9,844,813	41,102,342
CIE Automotive SA	96,179	2,732,600
Ebro Foods SA(a)	60,068	1,029,816
Elecnor SA	46,945	1,013,820
Fluidra SA	142,817	2,973,829
Gestamp Automocion SA(b)	593,937	2,301,573
Mapfre SA(a)	4,305,109	9,240,207
Viscofan SA(a)	30,319	1,795,165

Total Spain		186,729,835

Switzerland - 0.4%
STMicroelectronics NV	112,705	5,632,984

United States - 8.7%
Stellantis NV	5,437,755	127,044,175

TOTAL COMMON STOCKS (Cost: $1,115,745,370)		1,452,222,819

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $20,392,534)	20,392,534	20,392,534

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $1,136,137,904)		1,472,615,353
Other Assets less Liabilities - (0.7)%		(10,022,051)

NET ASSETS - 100.0%		$1,462,593,302

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $121,750,048. The Fund also had securities on loan having a total market value of $158,109 that were sold and pending settlement. The total market value of the collateral held by the Fund was $131,012,284. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $110,619,750.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/4/2024	4,027,422	EUR	4,437,369	USD	$11,693	$—
Barclays Bank PLC	1/4/2024	338,551,934	USD	309,836,589	EUR	—	(3,722,194)
Citibank NA	1/4/2024	318,235,116	EUR	351,548,923	USD	2,995	—
Citibank NA	1/4/2024	352,658,265	USD	322,751,764	EUR	—	(3,883,159)
Citibank NA	2/5/2024	365,364,370	USD	330,328,118	EUR	—	(3,018)
HSBC Holdings PLC	1/3/2024	754,835	USD	683,895	EUR	—	(629)
HSBC Holdings PLC	1/4/2024	318,234,828	EUR	351,548,923	USD	2,677	—
HSBC Holdings PLC	1/4/2024	366,764,596	USD	335,660,913	EUR	—	(4,037,468)
HSBC Holdings PLC	2/5/2024	365,364,370	USD	330,329,910	EUR	—	(5,000)
Morgan Stanley & Co. International	1/4/2024	318,233,388	EUR	351,548,923	USD	1,086	—
Morgan Stanley & Co. International	1/4/2024	352,658,265	USD	322,749,992	EUR	—	(3,881,201)
Morgan Stanley & Co. International	2/5/2024	365,364,370	USD	330,325,430	EUR	—	(45)
Standard Chartered Bank	1/4/2024	318,175,494	EUR	351,548,922	USD	—	(62,868)
Standard Chartered Bank	2/5/2024	365,364,370	USD	330,272,877	EUR	58,083	—

						$76,534	$(15,595,582)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$1,452,222,819	$—	$—	$1,452,222,819
Investment of Cash Collateral for Securities Loaned	—	20,392,534	—	20,392,534

Total Investments in Securities	$1,452,222,819	$20,392,534	$—	$1,472,615,353

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$76,534	$—	$76,534
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(15,595,582)	$—	$(15,595,582)

Total - Net	$1,452,222,819	$4,873,486	$—	$1,457,096,305

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.5%

Austria - 5.5%
ANDRITZ AG	6,724	$418,920
BAWAG Group AG*(a)	9,508	503,934
CA Immobilien Anlagen AG	4,525	162,203
Kontron AG	4,439	105,426
Oesterreichische Post AG	1,793	64,767
Porr AG	1,708	23,962
Schoeller-Bleckmann Oilfield Equipment AG	897	43,796
Telekom Austria AG*	12,743	107,686
UNIQA Insurance Group AG	11,155	91,925
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,200	64,401
Voestalpine AG	15,337	483,864
Wienerberger AG	5,835	194,787

Total Austria		2,265,671

Belgium - 6.6%
Ackermans & van Haaren NV	992	174,015
Aedifica SA	4,494	315,978
Azelis Group NV	5,460	133,776
Barco NV	3,774	68,996
Bekaert SA	4,689	240,960
bpost SA	17,043	87,807
Cofinimmo SA	4,606	363,284
Colruyt Group NV	3,530	159,096
Econocom Group SA	12,735	36,154
Euronav NV	17,722	312,638
Fagron	1,550	28,440
Intervest Offices & Warehouses NV	1,656	37,867
Melexis NV	2,697	271,856
Recticel SA	2,777	32,517
Warehouses De Pauw CVA	11,664	367,212
Xior Student Housing NV(b)(c)	3,144	103,149

Total Belgium		2,733,745

Denmark - 0.1%
Cementir Holding NV	5,277	55,611

Finland - 9.3%
Aktia Bank OYJ	2,486	25,869
Cargotec OYJ, Class B	2,727	158,752
Citycon OYJ*	22,059	126,711
Harvia OYJ(b)	1,092	32,811
Huhtamaki OYJ	4,319	175,238
Kemira OYJ	8,721	161,749
Kesko OYJ, Class B	24,406	483,260
Konecranes OYJ	6,540	294,612
Marimekko OYJ	1,836	26,994
Metsa Board OYJ, Class B	32,032	254,412
Metso OYJ	39,738	402,532
Musti Group OYJ*	1,245	35,923
Orion OYJ, Class B	5,961	258,586
Outokumpu OYJ	40,206	199,150
Puuilo OYJ	6,927	68,293
Sanoma OYJ	4,897	37,596
Terveystalo OYJ(a)(c)	4,104	35,089
TietoEVRY OYJ	11,591	275,798
Tokmanni Group Corp.	2,499	40,359
Valmet OYJ(c)	15,568	449,019
Wartsila OYJ Abp	20,595	298,597

Total Finland		3,841,350

France - 20.0%
Alten SA	625	92,929
Antin Infrastructure Partners SA	2,847	43,337
Arkema SA	3,984	453,295
Beneteau SACA	4,241	58,467
Chargeurs SA	3,526	45,494
Cie des Alpes	3,293	51,363
Cie Plastic Omnium SE	7,149	94,766
Coface SA	15,658	204,792
Derichebourg SA	15,940	89,449
Elis SA	12,107	252,635
Eramet SA	2,006	158,439
Etablissements Maurel & Prom SA	11,205	75,380
Eurazeo SE	4,358	345,891
Fnac Darty SA(c)	2,380	72,299
Gaztransport & Technigaz SA	1,381	182,910
Imerys SA	6,740	212,043
Interparfums SA	3,095	172,312
IPSOS SA	1,715	107,511
Klepierre SA	28,645	780,942
La Francaise des Jeux SAEM(a)	14,186	514,621
Lectra	1,037	35,798
Mersen SA	1,882	73,179
Neoen SA(a)	1,028	34,385
Nexans SA	1,805	158,016
Quadient SA	1,514	32,144
Remy Cointreau SA	1,242	157,777
Rexel SA	37,388	1,023,017
Rubis SCA	13,970	347,219
SCOR SE	12,050	352,210
SEB SA	1,957	244,283
Societe BIC SA	2,522	175,096
Sopra Steria Group SACA	694	151,639
SPIE SA	10,061	314,523
Technip Energies NV	6,075	142,000
Television Francaise 1 SA(c)	17,052	134,398
Valeo SE	9,942	152,821
Verallia SA(a)	10,860	418,198
Vicat SACA	1,939	70,362
Wendel SE	2,676	238,405

Total France		8,264,345

Germany - 13.0%
7C Solarparken AG	6,592	26,397
AIXTRON SE	1,734	74,052
Aurubis AG	1,382	113,367
Bechtle AG	2,645	132,620
Bilfinger SE	1,914	73,620
CompuGroup Medical SE & Co. KGaA	1,055	44,169
CropEnergies AG	7,177	91,173
CTS Eventim AG & Co. KGaA	3,542	244,933
Dermapharm Holding SE	1,951	91,250
Deutz AG	10,184	53,999
Duerr AG	3,299	77,914
Elmos Semiconductor SE	288	23,542
Fielmann Group AG	1,999	107,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2023

Investments	Shares	Value
Freenet AG	11,010	$308,190
GEA Group AG	7,036	292,939
Gerresheimer AG	654	68,162
Hamborner REIT AG	5,243	39,441
Hamburger Hafen und Logistik AG*	2,737	50,612
Hensoldt AG	1,470	39,622
HOCHTIEF AG	6,401	709,208
Hugo Boss AG	2,524	188,088
Instone Real Estate Group SE(a)	4,176	33,675
Jenoptik AG	1,183	37,165
K & S AG, Registered Shares	15,328	242,298
KION Group AG	1,158	49,466
Kloeckner & Co. SE	9,899	75,123
Krones AG	840	103,740
Lanxess AG	5,739	179,854
MLP SE	5,391	32,992
Mutares SE & Co. KGaA	1,455	56,897
Nemetschek SE	1,017	88,167
Norma Group SE	1,437	25,446
SAF-Holland SE	4,477	75,172
Salzgitter AG	3,501	108,287
Scout24 SE(a)	1,668	118,218
Siltronic AG	1,469	143,530
Sixt SE	2,023	226,152
Stabilus SE	1,406	95,829
Stroeer SE & Co. KGaA	4,250	252,343
Suedzucker AG	13,033	204,292
thyssenkrupp AG	19,272	134,375
United Internet AG, Registered Shares	6,195	157,670
Wacker Neuson SE	3,040	61,320

Total Germany		5,352,716

Ireland - 0.7%
Cairn Homes PLC	46,412	67,778
Glanbia PLC	11,774	193,922
Origin Enterprises PLC	8,588	32,634

Total Ireland		294,334

Italy - 22.6%
A2A SpA	311,806	640,307
ACEA SpA	20,604	314,774
Amplifon SpA	3,469	120,096
Anima Holding SpA(a)	25,157	111,325
Ariston Holding NV	4,355	30,139
Arnoldo Mondadori Editore SpA	26,285	62,282
Ascopiave SpA	15,565	38,686
Azimut Holding SpA	12,710	331,908
Banca Generali SpA	12,596	468,073
Banca IFIS SpA	9,322	161,671
Banca Mediolanum SpA	96,249	907,347
Banca Popolare di Sondrio SpA	34,567	223,761
Banco BPM SpA	147,643	779,752
BPER Banca	74,948	250,527
Brembo SpA	18,745	229,844
Brunello Cucinelli SpA(c)	1,143	111,868
Buzzi SpA	6,730	204,740
Cairo Communication SpA	18,012	35,974
Carel Industries SpA(a)	1,351	37,011
Credito Emiliano SpA	16,627	147,671
Danieli & C Officine Meccaniche SpA	1,242	40,267
Datalogic SpA	4,770	35,620
De’ Longhi SpA	4,676	157,646
DiaSorin SpA	1,009	103,925
El.En. SpA(c)	2,756	29,683
Enav SpA(a)	45,391	172,285
ERG SpA	8,306	264,797
Hera SpA	93,248	306,135
Intercos SpA	2,418	38,196
Interpump Group SpA	1,788	92,574
Iren SpA	100,686	219,443
Italgas SpA	104,829	599,841
Italian Sea Group SpA	4,589	41,720
Leonardo SpA	11,453	188,951
Maire Tecnimont SpA	18,318	99,354
MARR SpA	3,129	39,680
OVS SpA(a)	15,107	37,882
Piaggio & C SpA	54,000	177,641
RAI Way SpA(a)	18,614	105,072
Reply SpA	575	75,903
Salcef Group SpA	2,524	68,728
Salvatore Ferragamo SpA(c)	5,394	72,753
Sanlorenzo SpA	953	44,583
Saras SpA	143,822	256,739
SOL SpA	2,166	66,516
Spaxs SpA*	4,639	27,954
Technogym SpA(a)	14,005	140,241
Tinexta SpA	2,200	49,285
Unipol Gruppo SpA	68,374	389,882
Webuild SpA(c)	45,908	92,651
Zignago Vetro SpA	6,548	103,146

Total Italy		9,346,849

Netherlands - 6.6%
Aalberts NV	5,551	240,739
AMG Critical Materials NV	1,388	34,989
Arcadis NV(c)	2,273	122,631
BE Semiconductor Industries NV(c)	4,605	694,109
Brunel International NV	2,115	26,120
Corbion NV	2,389	51,144
ForFarmers NV(c)	10,219	26,867
IMCD NV(c)	1,579	274,805
Koninklijke BAM Groep NV	28,636	76,488
Koninklijke Heijmans NV	4,351	58,253
Koninklijke Vopak NV(c)	9,948	334,507
SBM Offshore NV(c)	21,142	290,764
Signify NV(a)	10,226	342,499
Sligro Food Group NV	2,092	36,651
Wereldhave NV	6,034	96,383

Total Netherlands		2,706,949

Portugal - 2.1%
Altri SGPS SA	22,620	114,941
Corticeira Amorim SGPS SA	3,206	32,369
CTT-Correios de Portugal SA	7,112	27,418
Mota-Engil SGPS SA	19,850	86,832
Navigator Co. SA	52,230	204,705
NOS SGPS SA	37,974	134,234

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2023

Investments	Shares	Value
REN - Redes Energeticas Nacionais SGPS SA	41,905	$107,625
Sonae SGPS SA	140,978	140,859

Total Portugal		848,983

Spain - 13.0%
Acciona SA	2,860	421,135
Acerinox SA	22,483	264,626
Almirall SA	6,016	55,989
Applus Services SA	2,917	32,223
Banco de Sabadell SA	248,724	305,800
Bankinter SA(c)	77,485	496,102
Cia de Distribucion Integral Logista Holdings SA	12,452	336,725
CIE Automotive SA	3,512	99,781
Construcciones y Auxiliar de Ferrocarriles SA	1,513	54,486
Ebro Foods SA	1,704	29,214
Enagas SA(c)	36,561	616,509
Ercros SA	6,879	20,061
Faes Farma SA	19,662	68,634
Fluidra SA(c)	10,616	221,053
Gestamp Automocion SA(a)	31,456	121,896
Grupo Catalana Occidente SA	1,582	53,999
Indra Sistemas SA(c)	6,845	105,859
Inmobiliaria Colonial Socimi SA	34,667	250,832
Laboratorios Farmaceuticos Rovi SA	1,859	123,623
Mapfre SA	197,694	424,318
Merlin Properties Socimi SA	54,561	606,324
Pharma Mar SA	586	26,592
Prosegur Cash SA(a)(c)	50,371	29,880
Sacyr SA	47,829	165,160
Unicaja Banco SA(a)	176,713	173,733
Vidrala SA	1,089	112,838
Viscofan SA	2,151	127,359

Total Spain		5,344,751

TOTAL COMMON STOCKS (Cost: $38,892,358)		41,055,304

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%

United States - 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d) (Cost: $1,214,096)	1,214,096	1,214,096

TOTAL INVESTMENTS IN SECURITIES - 102.4% (Cost: $40,106,454)		42,269,400
Other Assets less Liabilities - (2.4)%		(1,003,999)

NET ASSETS - 100.0%		$41,265,401

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,588,119 and the total market value of the collateral held by the Fund was $1,674,470. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $460,374.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/3/2024	9,000	USD	8,149	EUR	$—	$(2)
Bank of America NA	1/4/2024	171,539	EUR	189,000	USD	498	—
Barclays Bank PLC	1/4/2024	9,597,027	USD	8,783,025	EUR	—	(105,514)
Citibank NA	1/4/2024	9,006,796	EUR	9,949,654	USD	85	—
Citibank NA	1/4/2024	9,996,904	USD	9,149,136	EUR	—	(110,077)
Citibank NA	2/5/2024	10,326,029	USD	9,335,825	EUR	—	(85)
HSBC Holdings PLC	1/4/2024	9,006,787	EUR	9,949,654	USD	76	—
HSBC Holdings PLC	1/4/2024	10,396,780	USD	9,515,075	EUR	—	(114,451)
HSBC Holdings PLC	2/5/2024	10,326,029	USD	9,335,875	EUR	—	(141)
Morgan Stanley & Co. International	1/4/2024	9,006,747	EUR	9,949,654	USD	31	—
Morgan Stanley & Co. International	1/4/2024	9,996,904	USD	9,149,086	EUR	—	(110,022)
Morgan Stanley & Co. International	2/5/2024	10,326,029	USD	9,335,749	EUR	—	(1)
Standard Chartered Bank	1/4/2024	9,005,107	EUR	9,949,653	USD	—	(1,780)
Standard Chartered Bank	2/5/2024	10,326,027	USD	9,334,262	EUR	1,641	—

						$2,331	$(442,073)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$41,055,304	$—	$—	$41,055,304
Investment of Cash Collateral for Securities Loaned	—	1,214,096	—	1,214,096

Total Investments in Securities	$41,055,304	$1,214,096	$—	$42,269,400

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$2,331	$—	$2,331
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(442,073)	$—	$(442,073)

Total - Net	$41,055,304	$774,354	$—	$41,829,658

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.3%

Austria - 0.5%
CA Immobilien Anlagen AG	2,120	$75,993
Kontron AG	1,618	38,428
Telekom Austria AG*	16,841	142,316
Wienerberger AG	2,440	81,453

Total Austria		338,190

Belgium - 1.9%
Ackermans & van Haaren NV	379	66,484
Anheuser-Busch InBev SA	11,404	735,942
Bekaert SA	1,550	79,652
bpost SA	8,038	41,412
Colruyt Group NV	1,390	62,647
D’ieteren Group	689	134,639
Melexis NV(a)	1,090	109,871
Tessenderlo Group SA	1,375	42,909
UCB SA	1,380	120,277

Total Belgium		1,393,833

China - 0.3%
Prosus NV*	6,340	188,989

Denmark - 3.0%
Alm Brand AS	26,125	46,185
Chr Hansen Holding AS	1,034	86,755
Coloplast AS, Class B	1,921	219,759
DSV AS	750	131,754
FLSmidth & Co. AS	402	17,109
Novo Nordisk AS, Class B	12,449	1,287,818
Novozymes AS, Class B	2,236	122,960
Pandora AS	1,016	140,498
Royal Unibrew AS	679	45,388
Topdanmark AS	1,409	67,315

Total Denmark		2,165,541

Finland - 1.8%
Elisa OYJ	4,586	212,110
Huhtamaki OYJ	1,849	75,021
Kesko OYJ, Class B	9,073	179,653
Metsa Board OYJ, Class B(a)	13,798	109,590
Orion OYJ, Class B	1,795	77,866
UPM-Kymmene OYJ	12,858	483,774
Wartsila OYJ Abp	8,504	123,296

Total Finland		1,261,310

France - 19.5%
Airbus SE	5,758	889,081
Arkema SA	1,610	183,184
Bouygues SA	11,098	418,291
Bureau Veritas SA	8,802	222,368
Capgemini SE	1,910	398,240
Carrefour SA	11,131	203,681
Cie Plastic Omnium SE	2,209	29,282
Dassault Aviation SA	695	137,578
Edenred SE	2,859	170,985
Eramet SA	836	66,029
Gaztransport & Technigaz SA	585	77,482
Hermes International SCA	402	852,080
Imerys SA	2,666	83,874
Interparfums SA	1,060	59,015
Ipsen SA	354	42,194
Kering SA	2,350	1,035,775
L’Oreal SA	3,821	1,902,134
La Francaise des Jeux SAEM(b)	4,693	170,247
LVMH Moet Hennessy Louis Vuitton SE	4,713	3,819,280
Remy Cointreau SA	499	63,390
Sanofi SA	18,008	1,785,554
SEB SA	846	105,602
Societe BIC SA	1,072	74,426
Sopra Steria Group SACA	291	63,584
Technip Energies NV	2,413	56,402
Teleperformance SE	1,122	163,665
Thales SA	2,344	346,837
Valeo SE	4,337	66,665
Veolia Environnement SA	16,232	512,100

Total France		13,999,025

Georgia - 0.1%
Bank of Georgia Group PLC	2,082	105,502

Germany - 9.3%
AIXTRON SE	688	29,382
Aurubis AG	566	46,430
Bayer AG, Registered Shares	19,736	733,180
Bechtle AG	1,204	60,369
Beiersdorf AG	702	105,231
Bilfinger SE	774	29,771
Carl Zeiss Meditec AG, Bearer Shares	635	69,332
Continental AG	2,724	231,457
CTS Eventim AG & Co. KGaA	1,165	80,561
Deutsche Post AG, Registered Shares	31,906	1,580,913
Deutsche Telekom AG, Registered Shares	87,449	2,101,062
Fresenius Medical Care AG	3,689	154,689
Hugo Boss AG	846	63,044
K & S AG, Registered Shares	6,129	96,884
Knorr-Bremse AG	2,398	155,758
Merck KGaA	759	120,818
Nemetschek SE	437	37,885
Puma SE	1,253	69,926
Rheinmetall AG	384	121,741
Scout24 SE(b)	755	53,510
Siemens Healthineers AG(b)	8,212	477,155
Siltronic AG	639	62,434
Stroeer SE & Co. KGaA	1,446	85,856
Symrise AG	834	91,796

Total Germany		6,659,184

Ireland - 1.0%
CRH PLC	8,845	610,010
Kerry Group PLC, Class A	1,214	105,487

Total Ireland		715,497

Israel - 0.1%
Plus500 Ltd.	2,900	61,480

Italy - 1.6%
Azimut Holding SpA	5,937	155,038
Brembo SpA	5,760	70,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2023

Investments	Shares	Value
Davide Campari-Milano NV	4,806	$54,231
De’ Longhi SpA(a)	2,168	73,092
Ferrari NV	682	229,929
Leonardo SpA	3,691	60,894
Moncler SpA	3,580	220,274
Piaggio & C SpA	20,256	66,635
RAI Way SpA(b)	11,039	62,312
Recordati Industria Chimica & Farmaceutica SpA	2,487	134,149

Total Italy		1,127,181

Netherlands - 6.5%
Arcadis NV	1,168	63,015
ASM International NV	190	98,635
ASML Holding NV	2,172	1,635,603
Heineken Holding NV	3,622	306,480
Heineken NV(a)	6,014	610,791
IMCD NV	721	125,481
Koninklijke KPN NV	95,360	328,448
Randstad NV	5,643	353,566
RHI Magnesita NV	1,275	56,238
SBM Offshore NV	7,552	103,862
Signify NV(b)	4,406	147,570
Universal Music Group NV	20,265	577,776
Wolters Kluwer NV	2,040	290,024

Total Netherlands		4,697,489

Norway - 1.0%
Aker ASA, Class A	1,959	128,469
Atea ASA*	2,997	38,128
DNO ASA	53,782	53,328
Gjensidige Forsikring ASA	13,509	249,410
Kongsberg Gruppen ASA	2,784	127,581
TOMRA Systems ASA	4,173	50,726
Veidekke ASA	5,178	52,108

Total Norway		699,750

Portugal - 0.3%
Jeronimo Martins SGPS SA	7,326	186,455

Spain - 5.2%
CIE Automotive SA	2,018	57,335
Endesa SA(a)	47,774	974,200
Gestamp Automocion SA(b)	13,642	52,864
Industria de Diseno Textil SA	58,835	2,562,638
Viscofan SA(a)	1,054	62,406

Total Spain		3,709,443

Sweden - 4.7%
Alfa Laval AB	3,905	156,311
Assa Abloy AB, Class B	12,525	360,792
Atlas Copco AB, Class A	27,583	475,005
Atlas Copco AB, Class B	14,989	222,206
Axfood AB	3,794	102,776
Billerud Aktiebolag	7,903	80,302
Epiroc AB, Class A	7,458	149,636
Epiroc AB, Class B	4,969	86,976
Evolution AB(b)	2,668	318,269
Husqvarna AB, Class B	10,454	86,077
Indutrade AB	3,096	80,427
Investment AB Latour, Class B	7,503	195,283
Loomis AB	1,723	45,751
Mycronic AB	787	22,444
Nibe Industrier AB, Class B	12,127	85,196
Saab AB, Class B	823	49,619
Sandvik AB	18,432	398,897
Securitas AB, Class B	11,734	114,780
Skanska AB, Class B	9,910	179,313
Sweco AB, Class B	5,419	72,645
Trelleborg AB, Class B	2,980	99,828

Total Sweden		3,382,533

Switzerland - 22.6%
ABB Ltd., Registered Shares	27,142	1,202,871
Clariant AG, Registered Shares*	6,006	88,629
Coca-Cola HBC AG*	5,639	165,697
Galenica AG(b)	702	60,679
Geberit AG, Registered Shares	559	357,988
Georg Fischer AG, Registered Shares	1,431	103,884
Givaudan SA, Registered Shares	105	434,646
Kuehne & Nagel International AG, Registered Shares	3,547	1,221,316
Landis & Gyr Group AG*	665	60,049
Logitech International SA, Registered Shares	1,439	136,369
Nestle SA, Registered Shares	29,112	3,372,793
Novartis AG, Registered Shares	24,634	2,484,034
Partners Group Holding AG	522	752,315
Roche Holding AG	7,378	2,143,315
Roche Holding AG, Bearer Shares	1,132	351,577
Schindler Holding AG, Participation Certificate	436	108,942
Schindler Holding AG, Registered Shares	772	182,991
SFS Group AG	556	68,835
SGS SA, Registered Shares	4,117	354,835
Sika AG, Registered Shares	1,193	387,957
Sonova Holding AG, Registered Shares	482	157,145
Stadler Rail AG	1,601	57,599
STMicroelectronics NV	3,231	161,485
Straumann Holding AG, Registered Shares	561	90,384
Sulzer AG, Registered Shares	978	99,816
UBS Group AG, Registered Shares	41,712	1,293,511
VAT Group AG(b)	307	153,746
Vontobel Holding AG, Registered Shares	1,809	117,140

Total Switzerland		16,170,548

United Kingdom - 18.5%
Admiral Group PLC	6,577	225,036
Airtel Africa PLC(b)	80,517	133,641
Antofagasta PLC	18,743	401,293
Ashtead Group PLC	4,236	294,951
AstraZeneca PLC	12,232	1,652,895
Auto Trader Group PLC(b)	7,706	70,867
BAE Systems PLC	43,484	615,588
Bellway PLC	4,604	150,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2023

Investments	Shares	Value
Britvic PLC	5,438	$58,266
Burberry Group PLC	7,449	134,463
Compass Group PLC	16,482	450,901
Computacenter PLC	2,030	72,253
Diageo PLC	30,035	1,093,523
Dr. Martens PLC	27,960	31,580
Dunelm Group PLC	4,890	68,384
Greggs PLC	1,601	53,106
Halma PLC	3,298	96,026
Hargreaves Lansdown PLC	14,506	135,733
Hays PLC	63,331	88,162
Howden Joinery Group PLC	8,756	90,815
IMI PLC	3,046	65,390
Imperial Brands PLC	37,255	857,955
Inchcape PLC	11,316	103,215
InterContinental Hotels Group PLC	1,869	168,926
Intertek Group PLC	2,442	132,181
ITV PLC	176,695	142,539
Johnson Matthey PLC	5,321	115,145
Mondi PLC	12,279	240,669
Moneysupermarket.com Group PLC	15,577	55,641
Next PLC	2,117	219,085
Pets at Home Group PLC	12,589	51,066
Reckitt Benckiser Group PLC	11,541	797,415
Redrow PLC	12,405	97,335
RELX PLC	19,514	773,657
Renishaw PLC	1,325	60,436
Rentokil Initial PLC	24,967	140,298
Rightmove PLC	7,146	52,436
RS Group PLC	8,671	90,597
Sage Group PLC	12,578	188,004
Smith & Nephew PLC	11,629	159,884
Spectris PLC	1,597	76,935
Spirax-Sarco Engineering PLC	826	110,616
St. James’s Place PLC	23,824	207,615
Tate & Lyle PLC	6,745	56,664
TBC Bank Group PLC	1,952	70,422
Telecom Plus PLC	2,401	49,340
Travis Perkins PLC	6,576	69,462
Unilever PLC	44,775	2,169,008
Victrex PLC	2,128	41,288

Total United Kingdom		13,281,427

United States - 1.4%
GSK PLC	56,006	1,035,391

TOTAL COMMON STOCKS (Cost: $62,526,244)		71,178,768

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

United States - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $1,284,763)	1,284,763	1,284,763

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $63,811,007)		72,463,531
Other Assets less Liabilities - (1.1)%		(817,024)

NET ASSETS - 100.0%		$71,646,507

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,223,991 and the total market value of the collateral held by the Fund was $1,284,763.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	1/2/2024	21,477	USD	19,348	EUR	$103	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$71,178,768	$—	$—	$71,178,768
Investment of Cash Collateral for Securities Loaned	—	1,284,763	—	1,284,763

Total Investments in Securities	$71,178,768	$1,284,763	$—	$72,463,531

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$103	$—	$103

Total - Net	$71,178,768	$1,284,866	$—	$72,463,634

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.1%

Austria - 0.8%
Kontron AG	42,390	$1,006,762
Schoeller-Bleckmann Oilfield Equipment AG	10,458	510,617

Total Austria		1,517,379

Belgium - 1.7%
Barco NV	59,966	1,096,296
Deceuninck NV	48,091	120,856
Econocom Group SA	81,945	232,638
Fagron	23,932	439,110
Kinepolis Group NV(a)	3,346	165,218
Recticel SA(a)	38,779	454,075
Xior Student Housing NV(b)	20,628	676,766

Total Belgium		3,184,959

Denmark - 3.2%
Cementir Holding NV	36,274	382,269
Chemometec AS	7,974	458,469
D/S Norden AS	56,186	2,672,610
Dfds AS	23,697	783,070
Matas AS	18,217	311,519
Scandinavian Tobacco Group AS(c)	34,664	602,531
Spar Nord Bank AS	53,315	842,188

Total Denmark		6,052,656

Finland - 3.9%
Aktia Bank OYJ	10,284	107,013
Citycon OYJ*(a)	147,499	847,261
F-Secure OYJ(a)	109,558	246,282
Harvia OYJ(a)(b)	15,962	479,602
Kamux Corp.(a)(b)	26,683	165,357
Marimekko OYJ	12,950	190,402
Musti Group OYJ*	13,526	390,272
Oriola OYJ, Class B	198,670	238,773
Outokumpu OYJ(a)	626,187	3,101,662
Puuilo OYJ	46,242	455,900
Revenio Group OYJ	9,238	277,161
Talenom OYJ(a)	26,151	179,104
Terveystalo OYJ(a)(c)	26,889	229,901
Tokmanni Group Corp.	37,187	600,570

Total Finland		7,509,260

France - 3.8%
Beneteau SACA	43,301	596,949
Chargeurs SA(a)	43,892	566,308
Coface SA	106,404	1,391,664
Derichebourg SA	117,388	658,737
Etablissements Maurel & Prom SA	143,999	968,727
Fnac Darty SA(a)	17,943	545,070
Lectra(a)	11,031	380,794
Mersen SA	18,950	736,846
Quadient SA	17,668	375,116
Television Francaise 1 SA(a)	117,030	922,393

Total France		7,142,604

Georgia - 1.1%
Bank of Georgia Group PLC	42,699	2,163,699

Germany - 5.9%
7C Solarparken AG	68,013	272,348
Bilfinger SE	22,197	853,784
CropEnergies AG	48,234	612,739
Deutz AG	121,854	646,109
Duerr AG	41,410	977,997
Eckert & Ziegler Strahlen - und Medizintechnik AG	5,910	269,626
Elmos Semiconductor SE	4,354	355,914
ElringKlinger AG	38,959	237,559
GFT Technologies SE	8,470	291,919
Hamborner REIT AG	39,903	300,177
Hamburger Hafen und Logistik AG*	18,882	349,163
Instone Real Estate Group SE(c)	44,993	362,821
Jenoptik AG	16,948	532,443
Kloeckner & Co. SE	68,799	522,112
Mutares SE & Co. KGaA	11,525	450,681
Norma Group SE	17,331	306,889
ProSiebenSat.1 Media SE	46,671	285,306
SAF-Holland SE	45,310	760,786
Salzgitter AG	54,924	1,698,811
Stabilus SE	11,364	774,535
Wacker Neuson SE	22,087	445,515

Total Germany		11,307,234

Ireland - 0.7%
C&C Group PLC	146,099	284,213
Dalata Hotel Group PLC	52,289	266,856
Kenmare Resources PLC	60,304	303,274
Origin Enterprises PLC	87,175	331,264
Uniphar PLC(a)	52,291	155,961

Total Ireland		1,341,568

Israel - 0.8%
Plus500 Ltd.	72,368	1,534,196

Italy - 10.1%
Anima Holding SpA(c)	393,126	1,739,672
Aquafil SpA	54,833	208,365
Biesse SpA	15,366	215,570
Cairo Communication SpA(a)	105,532	210,769
Danieli & C Officine Meccaniche SpA	10,850	351,773
Danieli & C Officine Meccaniche SpA, RSP	15,448	370,303
Datalogic SpA(a)	65,324	487,803
El.En. SpA(a)	42,967	462,769
Intercos SpA	28,070	443,408
Italian Sea Group SpA	34,089	309,912
Maire Tecnimont SpA	224,808	1,219,321
MARR SpA	47,530	602,746
Orsero SpA	10,004	187,424
OVS SpA(c)	215,935	541,469
Piaggio & C SpA	368,556	1,212,420
RAI Way SpA(c)	127,888	721,897
Salcef Group SpA	16,997	462,822
Sanlorenzo SpA	14,621	683,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2023

Investments	Shares	Value
Saras SpA	2,302,262	$4,109,802
Spaxs SpA*	64,034	385,860
Technogym SpA(c)	141,013	1,412,055
Tinexta SpA(a)	24,785	555,241
Unieuro SpA(a)(c)	23,890	273,929
Webuild SpA(a)	571,815	1,154,035
Wiit SpA(a)	12,367	266,394
Zignago Vetro SpA	45,886	722,810

Total Italy		19,312,568

Netherlands - 2.2%
AMG Critical Materials NV(a)	22,017	555,007
Brunel International NV(a)	15,793	195,043
Corbion NV(a)	42,803	916,332
ForFarmers NV(a)	68,099	179,037
Koninklijke BAM Groep NV	349,856	934,481
Koninklijke Heijmans NV	29,686	397,447
RHI Magnesita NV	16,870	744,103
Sligro Food Group NV	14,625	256,226

Total Netherlands		4,177,676

Norway - 6.3%
Atea ASA*	27,393	348,492
Austevoll Seafood ASA	132,149	964,862
Borregaard ASA	34,838	587,969
DNO ASA	1,250,178	1,239,628
Elmera Group ASA(c)	111,895	332,742
Europris ASA(c)	121,135	915,457
Grieg Seafood ASA	132,646	892,082
Kitron ASA	112,273	370,348
MPC Container Ships ASA	1,509,826	1,980,999
OKEA ASA	359,097	940,554
Panoro Energy ASA	113,909	303,288
SpareBank 1 Nord Norge	47,675	484,463
SpareBank 1 SMN	58,555	817,580
Sparebanken Vest	35,158	378,732
TGS ASA	105,413	1,372,195

Total Norway		11,929,391

Portugal - 2.0%
Altri SGPS SA(a)	242,099	1,230,199
Corticeira Amorim SGPS SA(a)	22,311	225,263
CTT-Correios de Portugal SA	80,454	310,169
Mota-Engil SGPS SA	244,426	1,069,221
Sonae SGPS SA	959,877	959,067

Total Portugal		3,793,919

Spain - 2.5%
Applus Services SA	34,655	382,817
Construcciones y Auxiliar de Ferrocarriles SA	17,674	636,469
Ercros SA(a)	50,883	148,389
Faes Farma SA	140,266	489,626
Global Dominion Access SA(c)	40,446	150,120
Pharma Mar SA(a)	7,913	359,084
Sacyr SA	582,966	2,013,061
Talgo SA(a)(c)	54,883	266,150
Tubacex SA	85,969	332,380

Total Spain		4,778,096

Sweden - 13.2%
AcadeMedia AB(c)	54,041	277,234
Addnode Group AB(a)	39,945	338,099
AFRY AB	87,769	1,216,661
Alimak Group AB(c)	28,934	235,713
Alleima AB	109,256	830,653
Alligo AB, Class B	26,360	324,339
Ambea AB(c)	58,825	307,029
Arjo AB, Class B	128,771	503,438
Beijer Alma AB	19,151	361,058
Bilia AB, Class A	43,443	580,226
BioGaia AB, Class B	29,957	300,823
Bravida Holding AB(c)	136,437	1,097,280
Bufab AB	11,799	452,391
Catena AB(a)	22,716	1,062,560
Clas Ohlson AB, Class B	25,218	395,366
Cloetta AB, Class B	292,547	531,806
Dios Fastigheter AB	86,084	739,729
Duni AB	32,080	330,418
Electrolux Professional AB, Class B	72,421	395,239
Fagerhult Group AB	50,048	327,765
Ferronordic AB	12,821	90,326
G5 Entertainment AB	10,438	161,368
Granges AB	53,030	610,396
Hemnet Group AB	10,373	248,470
HMS Networks AB(a)	10,517	519,075
Instalco AB(a)(b)	92,470	375,281
Inwido AB	55,120	739,466
Lagercrantz Group AB, Class B	104,082	1,395,285
Lindab International AB	40,606	802,220
Medicover AB, Class B	18,414	274,259
MEKO AB	22,799	247,494
MIPS AB(a)(b)	11,096	401,325
Mycronic AB	30,558	871,453
NCAB Group AB(a)	82,140	597,028
NCC AB, Class B(a)	74,436	927,694
New Wave Group AB, Class B(a)	85,826	867,641
Nordic Waterproofing Holding AB	11,743	191,564
Peab AB, Class B(a)	303,767	1,721,111
Platzer Fastigheter Holding AB, Class B(a)	44,066	368,169
Prevas AB, Class B(a)	16,843	201,557
Ratos AB, Class B	139,314	498,762
Rvrc Holding AB(a)	49,693	297,087
Scandi Standard AB	30,083	171,641
SkiStar AB(a)	30,343	360,400
Storskogen Group AB, Class B	310,400	285,395
Tethys Oil AB	38,592	166,406
Troax Group AB	21,799	535,574
VBG Group AB, Class B	10,596	255,494
Vitec Software Group AB, Class B	4,002	232,507
Volati AB(b)	18,835	207,453

Total Sweden		25,229,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2023

Investments	Shares	Value
Switzerland - 4.3%
Ascom Holding AG, Registered Shares(a)	23,874	$233,166
Comet Holding AG, Registered Shares	3,445	1,085,504
Huber & Suhner AG, Registered Shares	11,171	902,546
Implenia AG, Registered Shares	4,306	156,042
Landis & Gyr Group AG*	19,930	1,799,655
Medmix AG(c)	22,508	508,112
Mobilezone Holding AG, Registered Shares	40,406	658,671
OC Oerlikon Corp. AG, Registered Shares	462,591	2,086,373
u-blox Holding AG*	3,483	413,416
Zehnder Group AG	6,388	406,057

Total Switzerland		8,249,542

United Kingdom - 36.6%
4imprint Group PLC	37,887	2,207,234
AG Barr PLC	52,935	346,180
AJ Bell PLC	197,317	787,319
Alliance Pharma PLC(a)	347,002	179,155
Alpha Financial Markets Consulting PLC(a)	54,885	272,873
Alpha Group International PLC(a)(b)	6,293	140,390
Ashmore Group PLC	513,648	1,458,891
Assura PLC	3,364,525	2,063,913
Avon Protection PLC	15,791	171,108
Bloomsbury Publishing PLC	53,166	318,547
Bodycote PLC	125,401	950,375
Bridgepoint Group PLC(a)(c)	525,285	1,869,616
Bytes Technology Group PLC	52,206	407,299
Chemring Group PLC	73,994	330,618
Chesnara PLC	88,492	294,997
Clarkson PLC	18,903	762,687
Close Brothers Group PLC	190,869	1,931,959
CMC Markets PLC(c)	310,674	415,849
Coats Group PLC	667,069	658,194
Concentric AB	18,245	325,149
Craneware PLC	8,327	185,767
DiscoverIE Group PLC	22,489	226,485
Domino’s Pizza Group PLC	260,314	1,250,404
Dowlais Group PLC	305,779	416,509
Dr. Martens PLC	696,745	786,954
Empiric Student Property PLC	370,044	447,202
FDM Group Holdings PLC	131,494	768,577
Fevertree Drinks PLC	28,367	379,342
Firstgroup PLC	206,246	460,114
FRP Advisory Group PLC	96,888	168,595
Fuller Smith & Turner PLC, Class A	22,803	189,532
Galliford Try Holdings PLC	68,516	196,524
Gamma Communications PLC	22,005	315,865
Genuit Group PLC	126,790	652,184
Genus PLC	14,245	394,062
H&T Group PLC	35,819	197,260
Halfords Group PLC	150,581	382,577
Hammerson PLC	2,225,359	805,676
Hargreaves Services PLC(a)	26,578	140,609
Helical PLC	76,673	216,500
Hill & Smith PLC	39,586	962,857
Hilton Food Group PLC	61,551	627,722
Hollywood Bowl Group PLC	115,401	450,166
Hunting PLC	63,090	237,662
Ibstock PLC(c)	429,331	829,176
Impax Asset Management Group PLC	133,744	937,732
IntegraFin Holdings PLC(b)	227,197	878,160
James Halstead PLC(a)	109,845	285,662
Johnson Service Group PLC	99,191	179,051
Jupiter Fund Management PLC	688,098	819,293
Just Group PLC	357,190	391,142
Kainos Group PLC	39,015	556,549
Keller Group PLC	41,607	466,757
Kitwave Group PLC	66,325	215,605
Learning Technologies Group PLC	242,067	249,955
Marshalls PLC	213,576	760,713
Me Group International PLC	252,071	401,675
Mears Group PLC	79,358	313,613
Mitie Group PLC	679,213	859,799
MJ Gleeson PLC	30,217	186,825
Moneysupermarket.com Group PLC	346,971	1,239,376
Morgan Advanced Materials PLC	185,357	668,709
Morgan Sindall Group PLC	31,057	876,951
Mortgage Advice Bureau Holdings Ltd.(a)	30,178	315,461
MP Evans Group PLC(a)	27,340	257,912
Next 15 Group PLC(a)	32,566	345,406
Odfjell Technology Ltd.	44,463	242,986
Oxford Instruments PLC	15,201	444,730
Pagegroup PLC	325,944	2,023,550
Pan African Resources PLC	1,361,439	292,616
PayPoint PLC	61,955	410,697
Pennon Group PLC	214,086	2,050,969
Pets at Home Group PLC	304,548	1,235,372
Polar Capital Holdings PLC	91,536	543,776
Premier Foods PLC	248,464	429,502
Primary Health Properties PLC	1,465,731	1,939,517
PZ Cussons PLC(a)	293,319	572,850
Reach PLC	427,433	408,124
Redde Northgate PLC	300,085	1,390,563
Redrow PLC	281,939	2,212,204
Renew Holdings PLC	38,155	417,817
Restore PLC(a)	54,292	152,265
Robert Walters PLC	31,795	180,369
RWS Holdings PLC	256,859	821,229
Safestore Holdings PLC	139,499	1,572,046
Savills PLC	95,621	1,181,188
Secure Trust Bank PLC	20,862	182,973
Senior PLC	77,881	176,326
Serica Energy PLC	546,430	1,599,368
Severfield PLC	299,259	242,631
Smart Metering Systems PLC	80,594	965,767
Spirent Communications PLC	525,467	825,944
SThree PLC	103,655	552,342
TBC Bank Group PLC	22,776	821,686
Telecom Plus PLC	58,108	1,194,106
Tyman PLC	130,065	521,462
Vertu Motors PLC	164,442	148,838
Vesuvius PLC	159,235	976,801
Victrex PLC	54,717	1,061,644
Volution Group PLC	49,075	271,264
Warpaint London PLC	45,292	216,518
Wickes Group PLC	218,048	394,992

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2023

Investments	Shares	Value
Wincanton PLC	69,675	$277,124
Workspace Group PLC	149,039	1,079,171
XPS Pensions Group PLC(b)	157,166	466,828
YouGov PLC	13,432	202,053
Young & Co.’s Brewery PLC, Class A(a)	11,562	160,658

Total United Kingdom		69,647,886

TOTAL COMMON STOCKS (Cost: $178,278,988)		188,872,361

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree International MidCap Dividend Fund(d) (Cost: $275,403)	5,100	309,931

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.4%

United States - 5.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(e) (Cost: $10,314,938)	10,314,938	10,314,938

TOTAL INVESTMENTS IN SECURITIES - 104.7% (Cost: $188,869,329)		199,497,230
Other Assets less Liabilities - (4.7)%		(8,942,620)

NET ASSETS - 100.0%		$190,554,610

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,327,381 and the total market value of the collateral held by the Fund was $16,732,342. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,417,404.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree International MidCap Dividend Fund	$64,306	$7,929,569	$7,635,363	$(80,763)	$32,182	$309,931	$65,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$188,872,361	$—	$—	$188,872,361
Exchange-Traded Fund	309,931	—	—	309,931
Investment of Cash Collateral for Securities Loaned	—	10,314,938	—	10,314,938

Total Investments in Securities	$189,182,292	$10,314,938	$—	$199,497,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 3.9%
Altium Ltd.	11,600	$370,830
Beach Energy Ltd.	490,095	535,066
Breville Group Ltd.(a)	32,039	595,297
Brickworks Ltd.(a)	33,123	631,937
CAR Group Ltd.	68,384	1,453,049
Champion Iron Ltd.(a)	152,738	874,412
Cochlear Ltd.(a)	6,937	1,413,742
CSL Ltd.	51,628	10,098,208
IDP Education Ltd.(a)	476	6,506
Mineral Resources Ltd.	45,344	2,165,833
Netwealth Group Ltd.	42,725	448,962
Pilbara Minerals Ltd.(a)	1,417,188	3,819,721
Pro Medicus Ltd.	2,379	155,562
REA Group Ltd.(a)	4,008	495,419
SEEK Ltd.	70,151	1,279,499
Technology One Ltd.	27,945	293,079

Total Australia		24,637,122

Belgium - 0.1%
Tessenderlo Group SA(a)	15,180	473,713

Brazil - 0.6%
Cosan SA	146,900	585,471
Equatorial Energia SA	97,431	716,452
Raia Drogasil SA	85,223	515,801
Sendas Distribuidora SA	1,500	4,178
Vamos Locacao de Caminhoes Maquinas & Equipamentos SA	394	817
Vibra Energia SA	402,062	1,883,838

Total Brazil		3,706,557

Canada - 12.4%
Alimentation Couche-Tard, Inc.	55,555	3,287,545
Baytex Energy Corp.(a)	126,296	419,518
Canadian National Railway Co.	107,783	13,613,877
Canadian Natural Resources Ltd.(a)	333,339	21,945,365
Canadian Pacific Kansas City Ltd.(a)	36,218	2,879,641
Canadian Tire Corp. Ltd., Class A(a)	19,167	2,045,488
Constellation Software, Inc.	318	792,292
Crescent Point Energy Corp.(a)	149,655	1,043,022
Dollarama, Inc.(a)	6,105	442,110
Enerplus Corp.	9,103	140,211
Gildan Activewear, Inc.	36,266	1,205,200
Methanex Corp.(a)	10,099	480,059
Paramount Resources Ltd., Class A(a)	50,736	997,713
Rogers Communications, Inc., Class B(a)	123,241	5,797,542
TFI International, Inc.	7,475	1,021,761
Thomson Reuters Corp.	51,374	7,547,918
Tourmaline Oil Corp.(a)	277,705	12,550,008
Whitecap Resources, Inc.(a)	235,567	1,584,620

Total Canada		77,793,890

Chile - 0.2%
Cia Sud Americana de Vapores SA	15,277,126	946,418

China - 4.0%
ANTA Sports Products Ltd.	125,400	1,216,493
BYD Electronic International Co. Ltd.	37,500	175,769
China Resources Mixc Lifestyle Services Ltd.(b)	218,200	778,233
Li Ning Co. Ltd.	658,900	1,763,581
Nongfu Spring Co. Ltd., Class H(a)(b)	320,500	1,853,171
Pop Mart International Group Ltd.(b)	59,600	154,561
Prosus NV*	86,492	2,578,239
Sany Heavy Equipment International Holdings Co. Ltd.	242,000	233,987
Tencent Holdings Ltd.	374,700	14,088,649
WuXi AppTec Co. Ltd., Class H(a)(b)	24,740	251,723
Yadea Group Holdings Ltd.(b)	196,000	344,382
Zijin Mining Group Co. Ltd., Class H	948,000	1,544,276

Total China		24,983,064

Denmark - 6.1%
Chr Hansen Holding AS	8,518	714,677
Coloplast AS, Class B	42,440	4,855,065
Novo Nordisk AS, Class B	276,132	28,565,168
Novozymes AS, Class B	38,840	2,135,859
Pandora AS	13,524	1,870,175
Royal Unibrew AS	2,341	156,487

Total Denmark		38,297,431

Finland - 1.5%
Metsa Board OYJ, Class B(a)	166,340	1,321,145
Orion OYJ, Class B	32,015	1,388,798
UPM-Kymmene OYJ	172,628	6,495,022

Total Finland		9,204,965

France - 6.9%
Airbus SE	84,932	13,114,180
Arkema SA	20,847	2,371,950
Eramet SA(a)	11,027	870,940
Gaztransport & Technigaz SA	7,848	1,039,449
Hermes International SCA	5,650	11,975,755
Interparfums SA	11,577	644,542
Kering SA	30,224	13,321,391

Total France		43,338,207

Germany - 4.6%
AIXTRON SE	6,588	281,346
Aurubis AG	7,269	596,286
Carl Zeiss Meditec AG, Bearer Shares	12,648	1,380,954
Deutsche Post AG, Registered Shares	426,591	21,137,192
Fielmann Group AG	6,723	361,228
Hugo Boss AG	10,045	748,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2023

Investments	Shares	Value
Nemetschek SE	1,172	$101,604
Puma SE	9,805	547,187
Rheinmetall AG	4,957	1,571,541
Siltronic AG	5,771	563,863
Stroeer SE & Co. KGaA	23,854	1,416,330

Total Germany		28,706,081

Hong Kong - 0.4%
Techtronic Industries Co. Ltd.	209,500	2,496,491

Hungary - 0.2%
Richter Gedeon Nyrt	44,125	1,115,860

India - 2.9%
Aarti Industries Ltd.	421	3,287
Alkem Laboratories Ltd.	2,591	161,992
APL Apollo Tubes Ltd.	4,583	84,639
Astral Ltd.	9,340	214,105
Balkrishna Industries Ltd.	3,418	105,503
Blue Star Ltd.	6,646	75,634
Coforge Ltd.	5,569	419,908
CRISIL Ltd.	2,270	118,303
Crompton Greaves Consumer Electricals Ltd.	7,794	29,120
Deepak Nitrite Ltd.	618	18,427
Divi’s Laboratories Ltd.	9,569	448,921
Dr. Lal PathLabs Ltd.(b)	600	18,586
GlaxoSmithKline Pharmaceuticals Ltd.	3,902	89,007
Gujarat Gas Ltd.	95	527
Havells India Ltd.	14,592	239,878
HDFC Asset Management Co. Ltd.(b)	15,166	584,123
IndiaMart InterMesh Ltd.(b)	5,260	172,053
Ipca Laboratories Ltd.	4,248	56,825
Jindal Steel & Power Ltd.	3,854	34,648
JSW Steel Ltd.	42,802	452,767
Jubilant Foodworks Ltd.	3,207	21,777
Kajaria Ceramics Ltd.	16,257	254,306
KPIT Technologies Ltd.	3,698	67,275
L&T Technology Services Ltd.(b)	3,973	250,895
Laurus Labs Ltd.(b)	3,900	20,162
LTIMindtree Ltd.(b)	7,575	573,033
Marico Ltd.	44,019	290,149
Mazagon Dock Shipbuilders Ltd.	1,329	36,428
Mphasis Ltd.	11,896	391,667
Navin Fluorine International Ltd.	10	463
Nestle India Ltd.	2,719	868,508
Oberoi Realty Ltd.	12,635	219,155
Page Industries Ltd.	170	78,679
Patanjali Foods Ltd.	5,856	110,837
Persistent Systems Ltd.	2,405	213,565
PI Industries Ltd.	3,082	130,219
Polycab India Ltd.	1,874	123,521
Relaxo Footwears Ltd.	925	10,043
SBI Cards & Payment Services Ltd.	2,183	19,928
Schaeffler India Ltd.	4,086	157,275
SKF India Ltd.	1,682	92,982
Sumitomo Chemical India Ltd.	16,623	80,714
Sundram Fasteners Ltd.	1,461	21,927
Supreme Industries Ltd.	3,881	211,878
Tata Communications Ltd.	10,731	228,293
Tata Consultancy Services Ltd.	83,530	3,807,817
Tata Elxsi Ltd.	925	97,303
Tata Steel Ltd.	1,896,799	3,182,084
Tech Mahindra Ltd.	156,372	2,391,514
Titan Co. Ltd.	11,026	487,005
Torrent Pharmaceuticals Ltd.	7,658	212,175
Tube Investments of India Ltd.	1,396	59,415
Varun Beverages Ltd.	4,272	63,500
Vinati Organics Ltd.	2,182	45,716

Total India		18,148,461

Indonesia - 0.1%
Indosat Tbk. PT	344,400	209,700
Mitra Keluarga Karyasehat Tbk. PT(c)	364,100	67,395
Sumber Alfaria Trijaya Tbk. PT	1,049,000	199,622

Total Indonesia		476,717

Israel - 0.1%
Newmed Energy LP	292,924	828,117

Italy - 1.1%
Brunello Cucinelli SpA(a)	4,659	455,986
Carel Industries SpA(a)(b)	10,950	299,979
DiaSorin SpA(a)	7,191	740,655
Ferrari NV	8,520	2,872,426
Moncler SpA	44,538	2,740,379
Reply SpA	14	1,848

Total Italy		7,111,273

Japan - 5.8%
Advantest Corp.	31,800	1,082,030
Asahi Intecc Co. Ltd.	10,900	221,781
BayCurrent Consulting, Inc.	13,600	477,611
Dentsu Soken, Inc.(a)	8,100	335,537
Disco Corp.	5,400	1,339,850
FANUC Corp.	174,500	5,133,008
Hoya Corp.	11,600	1,450,206
Ibiden Co. Ltd.	4,900	271,624
Internet Initiative Japan, Inc.	27,500	562,562
Kakaku.com, Inc.	200	2,477
Keyence Corp.	7,600	3,348,787
Kobe Bussan Co. Ltd.(a)	6,400	189,122
Kotobuki Spirits Co. Ltd.	11,700	179,342
Lasertec Corp.	4,200	1,107,348
M3, Inc.	300	4,964
Mitsui High-Tec, Inc.	4,300	224,486
MonotaRO Co. Ltd.(a)	200	2,184
Murata Manufacturing Co. Ltd.	197,100	4,184,425
Obic Co. Ltd.	7,300	1,258,005
Persol Holdings Co. Ltd.	3,400	5,839
SG Holdings Co. Ltd.	146,900	2,108,991
Shinko Electric Industries Co. Ltd.	8,800	342,312
Taiyo Yuden Co. Ltd.	23,200	613,818
TechnoPro Holdings, Inc.	9,300	245,067
Toei Animation Co. Ltd.(a)	4,900	657,944
Tokyo Electron Ltd.	50,300	9,010,686
Tokyo Ohka Kogyo Co. Ltd.	21,000	463,555
Tokyo Seimitsu Co. Ltd.	6,400	393,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2023

Investments	Shares	Value
Tosoh Corp.	104,900	$1,340,083

Total Japan		36,557,277

Malaysia - 0.3%
MR DIY Group M Bhd.(b)	19,700	6,217
Petronas Chemicals Group Bhd.	964,900	1,503,522
Press Metal Aluminium Holdings Bhd.	602,100	630,272

Total Malaysia		2,140,011

Mexico - 1.6%
Grupo Aeroportuario del Centro Norte SAB de CV(a)	162,168	1,721,416
Grupo Aeroportuario del Pacifico SAB de CV, Class B	119,318	2,088,602
Grupo Mexico SAB de CV, Series B	1,126,423	6,264,520

Total Mexico		10,074,538

Netherlands - 4.4%
ASM International NV	1,814	941,703
ASML Holding NV	19,535	14,710,636
Universal Music Group NV	269,915	7,695,552
Wolters Kluwer NV	30,399	4,321,779

Total Netherlands		27,669,670

Norway - 0.3%
Kongsberg Gruppen ASA	36,100	1,654,336
TOMRA Systems ASA	185	2,249

Total Norway		1,656,585

Poland - 0.1%
KGHM Polska Miedz SA	16,240	506,745

Russia - 0.0%
Evraz PLC*†	243,480	0
LUKOIL PJSC*†	68,533	0
LUKOIL PJSC, ADR*†	2,107	0
Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	54,588	0
MMC Norilsk Nickel PJSC*†	16,209	0
MMC Norilsk Nickel PJSC, ADR*†	12	0
Novatek PJSC*†	97,470	0
PhosAgro PJSC*†	8,504	0
PhosAgro PJSC, GDR*†(c)	166	0

Total Russia		0

Saudi Arabia - 0.3%
Sahara International Petrochemical Co.	228,416	2,074,017

South Africa - 1.3%
Capitec Bank Holdings Ltd.	19,885	2,203,372
Gold Fields Ltd.	261,740	3,975,729
Northam Platinum Holdings Ltd.	188,288	1,445,867
OUTsurance Group Ltd.	192,308	443,767

Total South Africa		8,068,735

South Korea - 5.3%
Ecopro BM Co. Ltd.	964	215,570
Ecopro Co. Ltd.	122	61,289
JYP Entertainment Corp.	1,513	119,005
Kumho Petrochemical Co. Ltd.	6,129	632,459
LG Innotek Co. Ltd.	1,881	349,794
NCSoft Corp.	5,453	1,018,283
Samsung Electro-Mechanics Co. Ltd.	5,805	690,524
Samsung Electronics Co. Ltd.	489,705	29,848,468

Total South Korea		32,935,392

Spain - 2.2%
Endesa SA(a)	616,262	12,566,717
Laboratorios Farmaceuticos Rovi SA	9,332	620,577
Viscofan SA(a)	5,030	297,823

Total Spain		13,485,117

Sweden - 1.7%
Evolution AB(b)	34,380	4,101,235
Fortnox AB	47,181	282,210
Husqvarna AB, Class B(a)	25,262	208,005
Investment AB Latour, Class B(a)	44,218	1,150,879
Munters Group AB(b)	22,953	372,383
Nibe Industrier AB, Class B	592	4,159
Paradox Interactive AB	11,324	253,271
Sectra AB, Class B(a)	24,731	442,357
Securitas AB, Class B	178,779	1,748,789
Skanska AB, Class B	131,136	2,372,793

Total Sweden		10,936,081

Switzerland - 11.3%
Clariant AG, Registered Shares*	75,957	1,120,877
Logitech International SA, Registered Shares	14,435	1,367,951
Partners Group Holding AG	6,862	9,889,629
Roche Holding AG	89,077	25,876,940
Roche Holding AG, Bearer Shares	13,426	4,169,852
Sika AG, Registered Shares	15,916	5,175,797
Sonova Holding AG, Registered Shares	10,029	3,269,717
Straumann Holding AG, Registered Shares	924	148,868
Tecan Group AG, Registered Shares	1,158	472,473
UBS Group AG, Registered Shares	553,011	17,149,156
VAT Group AG(b)	4,508	2,257,615

Total Switzerland		70,898,875

Taiwan - 8.7%
Accton Technology Corp.	46,000	783,891
ASE Technology Holding Co. Ltd.	1,600,000	7,038,008

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2023

Investments	Shares	Value
Asia Vital Components Co. Ltd.	26,000	$285,072
ASMedia Technology, Inc.	4,000	236,555
Eclat Textile Co. Ltd.	64,000	1,171,959
Elite Material Co. Ltd.	35,000	435,640
Faraday Technology Corp.	22,000	255,910
Fortune Electric Co. Ltd.	15,000	159,821
Gigabyte Technology Co. Ltd.	64,000	554,699
Global Unichip Corp.	6,000	340,170
Hiwin Technologies Corp.	94,000	719,767
Jentech Precision Industrial Co. Ltd.	9,000	225,510
King Slide Works Co. Ltd.	8,000	238,250
Lotes Co. Ltd.	17,337	604,441
Micro-Star International Co. Ltd.	158,000	1,050,227
momo.com, Inc.	17,032	282,475
Nan Ya Printed Circuit Board Corp.	80,000	655,577
Nien Made Enterprise Co. Ltd.	84,000	966,162
Powertech Technology, Inc.	194,000	891,286
Qisda Corp.	411,000	642,805
Quanta Computer, Inc.	388,000	2,838,207
Sinbon Electronics Co. Ltd.	31,000	302,015
Taiwan Semiconductor Manufacturing Co. Ltd.	1,502,000	29,021,554
Tripod Technology Corp.	94,000	597,253
Unimicron Technology Corp.	361,000	2,070,217
Wiwynn Corp.	19,000	1,129,828
WT Microelectronics Co. Ltd.	84,000	307,913
Yageo Corp.	40,000	778,091

Total Taiwan		54,583,303

Thailand - 0.0%
Carabao Group PCL, NVDR	8,800	21,270
Delta Electronics Thailand PCL, NVDR	74,200	191,302

Total Thailand		212,572

Turkey - 0.7%
Arcelik AS	31,957	139,042
Aselsan Elektronik Sanayi ve Ticaret AS	36,564	55,687
BIM Birlesik Magazalar AS	60,294	613,985
Coca-Cola Icecek AS	3,453	61,439
Enerjisa Enerji AS(b)	67,342	103,838
Ford Otomotiv Sanayi AS	14,268	357,256
Haci Omer Sabanci Holding AS	345,779	707,738
Is Yatirim Menkul Degerler AS	50,821	55,064
Koza Altin Isletmeleri AS	83,563	55,258
Migros Ticaret AS	1,890	21,438
Tofas Turk Otomobil Fabrikasi AS	23,519	167,231
Turk Traktor ve Ziraat Makineleri AS	5,534	133,413
Turkcell Iletisim Hizmetleri AS*	202,893	385,396
Turkiye Garanti Bankasi AS(a)	190,462	376,294
Turkiye Is Bankasi AS, Class C	1,103,761	873,023
Turkiye Sise ve Cam Fabrikalari AS	150,228	233,068

Total Turkey		4,339,170

United Kingdom - 10.5%
Admiral Group PLC	92,583	3,167,785
Airtel Africa PLC(b)	1,035,215	1,718,239
Ashtead Group PLC	36,762	2,559,722
Auto Trader Group PLC(b)	20,710	190,458
Bellway PLC	58,351	1,910,228
Burberry Group PLC	100,881	1,821,019
Diageo PLC	469,773	17,103,626
Greggs PLC	18,646	618,493
Hays PLC	850,439	1,183,880
Howden Joinery Group PLC	143,589	1,489,272
Imperial Brands PLC	585,645	13,486,968
JD Sports Fashion PLC	294,398	622,808
Mondi PLC	154,961	3,037,242
Redrow PLC	166,914	1,309,673
RELX PLC	273,451	10,841,312
Rightmove PLC	28,493	209,074
RS Group PLC	130,968	1,368,387
Sage Group PLC	106,803	1,596,387
Spirax-Sarco Engineering PLC	12,503	1,674,373

Total United Kingdom		65,908,946

TOTAL COMMON STOCKS (Cost: $551,557,866)		624,311,401

WARRANTS - 0.0%

Canada - 0.0%
Constellation Software, Inc., expiring 3/31/40*†(a) (Cost: $0)	545	0

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree Emerging Markets High Dividend Fund(d)	25	1,017
WisdomTree International Equity Fund(d)	25	1,313

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,113)		2,330

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%

United States - 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(e) (Cost: $25,432,239)	25,432,239	25,432,239

TOTAL INVESTMENTS IN SECURITIES - 103.6% (Cost: $576,992,218)		649,745,970
Other Assets less Liabilities - (3.6)%		(22,815,610)

NET ASSETS - 100.0%		$626,930,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2023

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $59,278,310 and the total market value of the collateral held by the Fund was $62,775,361. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $37,343,122.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$1,023,167	$2,096,525	$3,127,476	$140,841	$(132,040)	$1,017	$55,206
WisdomTree International Equity Fund	1,549,089	3,165,485	4,705,462	270,114	(277,913)	1,313	58,767

Total	$2,572,256	$5,262,010	$7,832,938	$410,955	$(409,953)	$2,330	$113,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	624,311,401	—	—		624,311,401
Warrants	—	—	0	*	0
Exchange-Traded Funds	2,330	—	—		2,330
Investment of Cash Collateral for Securities Loaned	—	25,432,239	—		25,432,239

Total Investments in Securities	$624,313,731	$25,432,239	$0		$649,745,970

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 3.2%
Ampol Ltd.	2,234	$55,106
ANZ Group Holdings Ltd.	11,252	199,009
APA Group(a)	10,420	60,720
Bendigo & Adelaide Bank Ltd.(a)	7,761	51,210
Coles Group Ltd.	8,217	90,327
Commonwealth Bank of Australia(a)	5,110	389,825
Dexus(a)	3,398	17,807
Endeavour Group Ltd.(a)	13,374	47,545
GPT Group	21,714	68,749
IGO Ltd.(a)	6,178	38,151
Incitec Pivot Ltd.	14,559	28,213
JB Hi-Fi Ltd.	1,371	49,610
Macquarie Group Ltd.	1,306	163,642
Medibank Pvt Ltd.	20,530	49,871
Metcash Ltd.	15,557	37,047
Mirvac Group(a)	30,550	43,568
National Australia Bank Ltd.	7,018	147,014
New Hope Corp. Ltd.	6,029	21,228
Origin Energy Ltd.	7,668	44,317
Pilbara Minerals Ltd.(a)	17,834	48,068
Rio Tinto Ltd.	1,658	153,477
Rio Tinto PLC	6,238	464,567
Santos Ltd.	12,932	67,063
Scentre Group	45,022	91,855
Stockland	22,506	68,338
Suncorp Group Ltd.	4,725	44,654
Telstra Group Ltd.	42,300	114,299
Transurban Group	11,664	109,117
Vicinity Ltd.	41,943	58,384
Viva Energy Group Ltd.(a)(b)	20,232	48,180
Wesfarmers Ltd.	4,649	180,945
Westpac Banking Corp.	7,907	123,553
Whitehaven Coal Ltd.	7,552	38,339
Woodside Energy Group Ltd.	14,308	303,241
Yancoal Australia Ltd.(a)	13,929	47,047

Total Australia		3,564,086

Austria - 0.3%
BAWAG Group AG*(b)	671	35,564
Erste Group Bank AG	2,793	113,323
OMV AG	2,094	91,993
Verbund AG	637	59,143
Voestalpine AG	1,098	34,640

Total Austria		334,663

Belgium - 0.4%
Aedifica SA	638	44,858
Ageas SA	1,115	48,417
Cofinimmo SA	572	45,115
Euronav NV	2,561	45,179
KBC Group NV	2,137	138,617
Solvay SA(a)	535	16,388
Warehouses De Pauw CVA	1,848	58,180

Total Belgium		396,754

Brazil - 1.7%
Ambev SA	33,613	95,007
Banco Bradesco SA	18,054	56,791
Banco do Brasil SA	20,812	237,314
BB Seguridade Participacoes SA	8,894	61,611
CPFL Energia SA	6,742	53,449
Engie Brasil Energia SA	5,953	55,552
Klabin SA	7,010	32,066
Lojas Renner SA	17,677	63,392
Neoenergia SA	7,970	35,013
Petroleo Brasileiro SA	80,469	645,727
Telefonica Brasil SA	3,338	36,722
TIM SA	4,633	17,101
Vale SA	27,216	432,534
Vibra Energia SA	11,326	53,067

Total Brazil		1,875,346

Canada - 3.8%
AltaGas Ltd.(a)	1,408	29,706
Atco Ltd., Class I	1,685	49,415
Bank of Montreal	2,200	218,749
Bank of Nova Scotia(a)	3,190	156,041
BCE, Inc.(a)	5,993	237,111
Brookfield Infrastructure Corp., Class A(a)	1,355	48,030
Canadian Imperial Bank of Commerce	2,929	141,719
Canadian Natural Resources Ltd.(a)	3,930	258,731
Canadian Tire Corp. Ltd., Class A(a)	198	21,130
Canadian Utilities Ltd., Class A(a)	69	1,669
Capital Power Corp.(a)	1,196	34,322
Choice Properties Real Estate Investment Trust	4,399	46,539
Emera, Inc.(a)	390	14,877
Enbridge, Inc.	14,028	507,459
Fortis, Inc.(a)	1,248	51,591
Great-West Lifeco, Inc.(a)	3,422	113,824
IGM Financial, Inc.(a)	2,205	58,545
Keyera Corp.(a)	2,372	57,618
Manulife Financial Corp.(a)	6,904	153,306
National Bank of Canada(a)	1,105	84,639
Northland Power, Inc.(a)	2,869	52,371
Paramount Resources Ltd., Class A(a)	847	16,656
Pembina Pipeline Corp.	2,308	79,851
Power Corp. of Canada(a)	2,512	72,182
RioCan Real Estate Investment Trust	3,645	51,471
Royal Bank of Canada	6,158	625,794
Sun Life Financial, Inc.(a)	3,107	161,924
Suncor Energy, Inc.	4,547	146,383
TELUS Corp.	8,845	158,172
Toronto-Dominion Bank	5,537	359,531
Tourmaline Oil Corp.(a)	3,573	161,471
Whitecap Resources, Inc.(a)	4,182	28,132

Total Canada		4,198,959

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2023

Investments	Shares	Value
Chile - 0.3%
Banco de Chile	902,544	$106,957
Banco Santander Chile	504,714	24,852
Cencosud SA	16,517	31,302
Empresas CMPC SA	25,611	49,856
Empresas Copec SA	5,366	39,387
Enel Chile SA	766,326	50,010

Total Chile		302,364

China - 2.4%
Agricultural Bank of China Ltd., Class H	278,074	107,191
Anhui Conch Cement Co. Ltd., Class H	19,000	43,896
Bank of China Ltd., Class H	822,000	313,702
Bank of Communications Co. Ltd., Class H	222,000	138,456
BOC Hong Kong Holdings Ltd.	24,000	65,159
China CITIC Bank Corp. Ltd., Class H	148,000	69,749
China Construction Bank Corp., Class H	787,536	468,979
China Feihe Ltd.(b)	55,000	30,076
China Life Insurance Co. Ltd., Class H	47,000	60,913
China Medical System Holdings Ltd.	17,000	30,131
China Merchants Bank Co. Ltd., Class H	26,000	90,567
China Minsheng Banking Corp. Ltd., Class H	148,000	50,227
China Pacific Insurance Group Co. Ltd., Class H	11,400	23,009
China Railway Group Ltd., Class H	37,000	16,490
China Shenhua Energy Co. Ltd., Class H	62,000	212,395
CSPC Pharmaceutical Group Ltd.	86,000	79,959
ENN Energy Holdings Ltd.	5,700	41,973
Industrial & Commercial Bank of China Ltd., Class H	542,000	265,150
PetroChina Co. Ltd., Class H	348,000	229,963
PICC Property & Casualty Co. Ltd., Class H	46,000	54,668
Ping An Insurance Group Co. of China Ltd., Class H	30,500	138,076
Postal Savings Bank of China Co. Ltd., Class H(b)	60,000	28,661
Sinopharm Group Co. Ltd., Class H	12,800	33,522
Tingyi Cayman Islands Holding Corp.	28,000	34,137
Wilmar International Ltd.	6,700	18,133

Total China		2,645,182

Czech Republic - 0.1%
CEZ AS	3,542	151,905

Denmark - 0.1%
Danske Bank AS	2,536	67,794
Tryg AS	2,899	63,106

Total Denmark		130,900

Finland - 0.6%
Elisa OYJ	1,312	60,682
Kesko OYJ, Class B	2,613	51,740
Kone OYJ, Class B	1,885	94,035
Nordea Bank Abp	27,963	346,061
Sampo OYJ, Class A	624	27,303
UPM-Kymmene OYJ	2,278	85,708
Valmet OYJ(a)	1,963	56,618

Total Finland		722,147

France - 2.8%
Amundi SA(b)	913	62,127
AXA SA	12,633	411,534
BNP Paribas SA	4,278	295,781
Bouygues SA	948	35,731
Cie Generale des Etablissements Michelin SCA	3,521	126,252
Credit Agricole SA	16,651	236,394
Danone SA	2,927	189,731
Eiffage SA	470	50,371
Gecina SA	595	72,365
Klepierre SA	1,752	47,764
La Francaise des Jeux SAEM(b)	1,365	49,518
Orange SA	12,181	138,648
Publicis Groupe SA	1,199	111,256
Rexel SA	1,624	44,436
Rubis SCA	1,994	49,560
Societe Generale SA	4,324	114,756
TotalEnergies SE	13,677	930,671
Veolia Environnement SA	4,113	129,760
Verallia SA(b)	1,196	46,056

Total France		3,142,711

Germany - 2.2%
Allianz SE, Registered Shares	1,864	498,191
Bayer AG, Registered Shares	4,273	158,739
Bayerische Motoren Werke AG	5,856	651,929
Deutsche Post AG, Registered Shares	4,336	214,845
DWS Group GmbH & Co. KGaA(b)	1,367	52,550
E.ON SE	14,478	194,316
Evonik Industries AG	2,828	57,793
HOCHTIEF AG	444	49,194
K & S AG, Registered Shares	2,547	40,262
Mercedes-Benz Group AG	6,838	472,478

Total Germany		2,390,297

Hong Kong - 0.6%
Bank of East Asia Ltd.	25,400	31,357
CLP Holdings Ltd.	12,000	99,045
Hang Seng Bank Ltd.	8,300	96,781
Hong Kong & China Gas Co. Ltd.	114,000	87,304
Link REIT	11,066	62,143
MTR Corp. Ltd.	27,500	106,710
Power Assets Holdings Ltd.	3,500	20,282
Sun Hung Kai Properties Ltd.	7,500	81,113
Swire Pacific Ltd., Class B	25,000	32,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2023

Investments	Shares	Value
Swire Properties Ltd.	1,000	$2,023

Total Hong Kong		619,479

Hungary - 0.0%
MOL Hungarian Oil & Gas PLC	5,908	48,254

India - 0.8%
Coal India Ltd.	39,581	178,846
HCL Technologies Ltd.	9,007	158,690
Indian Oil Corp. Ltd.	55,597	86,756
NMDC Ltd.	20,371	51,323
Oil & Natural Gas Corp. Ltd.	35,130	86,565
Petronet LNG Ltd.	11,571	30,960
Power Grid Corp. of India Ltd.	50,275	143,308
Tech Mahindra Ltd.	4,314	65,977
Vedanta Ltd.	18,674	58,021

Total India		860,446

Indonesia - 0.7%
Adaro Energy Indonesia Tbk. PT	226,600	35,027
Astra International Tbk. PT	389,200	142,819
Bank Mandiri Persero Tbk. PT	338,200	132,890
Bank Rakyat Indonesia Persero Tbk. PT	655,600	243,769
Bukit Asam Tbk. PT	109,300	17,321
Indo Tambangraya Megah Tbk. PT	8,500	14,160
Indofood Sukses Makmur Tbk. PT	50,900	21,323
Telkom Indonesia Persero Tbk. PT	334,800	85,891
United Tractors Tbk. PT	24,000	35,266

Total Indonesia		728,466

Ireland - 0.1%
Smurfit Kappa Group PLC	1,419	56,242

Israel - 0.2%
Amot Investments Ltd.	4,486	24,268
Bank Hapoalim BM	8,202	74,050
Delek Group Ltd.	370	48,088
First International Bank of Israel Ltd.	508	20,851
Israel Discount Bank Ltd., Class A	10,022	50,376
Mizrahi Tefahot Bank Ltd.	1,431	55,636

Total Israel		273,269

Italy - 1.9%
A2A SpA	31,720	65,138
Assicurazioni Generali SpA	8,709	183,798
Banca Mediolanum SpA	6,448	60,786
Banco BPM SpA	8,327	43,978
Enel SpA	86,113	640,189
Eni SpA	15,758	267,164
FinecoBank Banca Fineco SpA	3,875	58,151
Hera SpA	12,812	42,062
Intesa Sanpaolo SpA	79,731	232,826
Italgas SpA	11,626	66,525
Mediobanca Banca di Credito Finanziario SpA(a)	4,451	55,093
Poste Italiane SpA(b)	6,243	70,860
Snam SpA(a)	7,269	37,378
Terna - Rete Elettrica Nazionale(a)	7,960	66,422
UniCredit SpA	5,239	142,164
UnipolSai Assicurazioni SpA	14,201	35,453

Total Italy		2,067,987

Japan - 1.5%
AGC, Inc.(a)	800	29,712
ENEOS Holdings, Inc.	3,300	13,118
Haseko Corp.	2,300	29,888
Isuzu Motors Ltd.	3,200	41,220
Japan Post Holdings Co. Ltd.	12,300	109,887
Japan Tobacco, Inc.(a)	13,500	349,039
MS&AD Insurance Group Holdings, Inc.	1,600	62,942
Nippon Steel Corp.	6,400	146,631
Niterra Co. Ltd.	2,200	52,261
SBI Holdings, Inc.	2,200	49,499
Sekisui House Ltd.	3,000	66,648
SoftBank Corp.	15,800	197,192
Sojitz Corp.	2,200	49,702
Sompo Holdings, Inc.	1,200	58,698
Sumitomo Corp.	6,186	134,970
Sumitomo Mitsui Trust Holdings, Inc.	2,200	42,227
Takeda Pharmaceutical Co. Ltd.	5,200	149,530
Tosoh Corp.	2,800	35,770

Total Japan		1,618,934

Malaysia - 0.6%
CIMB Group Holdings Bhd.	80,900	102,996
HAP Seng Consolidated Bhd.	14,500	14,358
Kuala Lumpur Kepong Bhd.	6,200	29,442
Malayan Banking Bhd.	84,593	163,663
Maxis Bhd.	34,600	28,990
MISC Bhd.	32,200	51,086
Petronas Gas Bhd.	19,100	72,326
Public Bank Bhd.	136,600	127,533
RHB Bank Bhd.	11,067	13,126
Sime Darby Bhd.	55,700	28,486

Total Malaysia		632,006

Mexico - 1.0%
Arca Continental SAB de CV(a)	5,268	57,677
Banco del Bajio SA(b)	11,907	39,937
Coca-Cola Femsa SAB de CV	6,020	57,223
Fibra Uno Administracion SA de CV	53,391	96,381
Grupo Aeroportuario del Centro Norte SAB de CV	5,166	54,837
Grupo Financiero Banorte SAB de CV, Class O	37,560	378,738
Grupo Mexico SAB de CV, Series B	21,160	117,680
Kimberly-Clark de Mexico SAB de CV, Class A	20,068	45,233
Orbia Advance Corp. SAB de CV	2,039	4,530
Promotora y Operadora de Infraestructura SAB de CV	5,197	56,382

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2023

Investments	Shares	Value
Wal-Mart de Mexico SAB de CV	46,492	$196,488

Total Mexico		1,105,106

Netherlands - 0.5%
Aegon Ltd.	10,759	62,372
ING Groep NV, Series N	21,836	326,263
Koninklijke KPN NV	28,219	97,195
Koninklijke Vopak NV	756	25,421
Randstad NV	562	35,212
SBM Offshore NV(a)	773	10,631
Signify NV(b)	580	19,426

Total Netherlands		576,520

Norway - 0.5%
Aker BP ASA	4,253	123,749
DNB Bank ASA	5,700	121,232
Gjensidige Forsikring ASA	3,260	60,188
SpareBank 1 SR-Bank ASA	3,946	50,084
Telenor ASA	5,086	58,394
Var Energi ASA	23,780	75,304
Wallenius Wilhelmsen ASA	5,637	49,400

Total Norway		538,351

Philippines - 0.1%
International Container Terminal Services, Inc.	12,570	56,023
PLDT, Inc.	870	20,094

Total Philippines		76,117

Poland - 0.2%
Bank Polska Kasa Opieki SA	1,750	67,668
ORLEN SA	9,722	161,941
Powszechny Zaklad Ubezpieczen SA	4,638	55,754

Total Poland		285,363

Portugal - 0.2%
EDP - Energias de Portugal SA	23,666	119,080
Galp Energia SGPS SA	2,806	41,349
Navigator Co. SA	11,681	45,781

Total Portugal		206,210

Russia - 0.0%
Evraz PLC*†	5,263	0
Magnit PJSC*†	447	0
Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	1,299	0
MMC Norilsk Nickel PJSC*†	321	0
MMC Norilsk Nickel PJSC, ADR*†	5	0
Mobile TeleSystems PJSC, ADR*†	3,583	0
Novolipetsk Steel PJSC*†	11,640	0
PhosAgro PJSC*†	247	0
PhosAgro PJSC, GDR*†	4	0
Polyus PJSC*†	83	0
Sberbank of Russia PJSC*†	14,088	0
Sberbank of Russia PJSC, ADR*†	6,465	0
Severstal PAO, GDR*†(c)	1,737	0
Tatneft PJSC*†	2,124	0
Tatneft PJSC, ADR*†	85	0

Total Russia		0

Saudi Arabia - 0.6%
Arabian Centres Co. Ltd.	4,233	23,208
Banque Saudi Fransi	4,888	52,139
Jarir Marketing Co.	11,555	48,192
Riyad Bank	7,735	58,889
SABIC Agri-Nutrients Co.	2,664	98,177
Sahara International Petrochemical Co.	1,035	9,398
Saudi Aramco Base Oil Co.	1,305	49,277
Saudi Awwal Bank	5,047	50,605
Saudi Basic Industries Corp.	2,477	55,022
Saudi Cement Co.	3,191	44,674
Saudi Telecom Co.	12,597	135,880

Total Saudi Arabia		625,461

Singapore - 1.1%
DBS Group Holdings Ltd.	13,114	332,150
Genting Singapore Ltd.	74,000	56,099
Keppel Corp. Ltd.	6,800	36,446
Netlink NBN Trust(c)	75,100	47,824
Oversea-Chinese Banking Corp. Ltd.	29,213	287,900
Singapore Airlines Ltd.(a)	20,900	103,938
Singapore Technologies Engineering Ltd.	14,358	42,341
Singapore Telecommunications Ltd.	94,100	176,201
United Overseas Bank Ltd.	5,613	121,060
Venture Corp. Ltd.	2,400	24,762

Total Singapore		1,228,721

South Africa - 0.6%
Absa Group Ltd.	1,320	11,817
Anglo American Platinum Ltd.(a)	398	20,980
FirstRand Ltd.	15,927	64,022
Nedbank Group Ltd.	5,952	70,376
Old Mutual Ltd.	69,277	49,474
Sanlam Ltd.	12,626	50,262
Sasol Ltd.	6,603	66,902
Standard Bank Group Ltd.	17,731	201,767
Vodacom Group Ltd.	9,287	53,830
Woolworths Holdings Ltd.	12,940	51,088

Total South Africa		640,518

South Korea - 0.7%
DB Insurance Co. Ltd.	687	44,648
GS Holdings Corp.	1,532	48,652
Hana Financial Group, Inc.	2,809	94,658
Industrial Bank of Korea	5,361	49,368
KB Financial Group, Inc.	1,930	81,072
KT&G Corp.	1,295	87,379
Samsung Fire & Marine Insurance Co. Ltd.	233	47,581
Samsung Life Insurance Co. Ltd.	840	45,069

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2023

Investments	Shares	Value
Shinhan Financial Group Co. Ltd.	1,987	$61,944
Woori Financial Group, Inc.	16,867	170,255

Total South Korea		730,626

Spain - 1.8%
Acerinox SA	3,102	36,511
ACS Actividades de Construccion y Servicios SA	1,597	70,847
Banco Bilbao Vizcaya Argentaria SA	34,703	315,341
Bankinter SA(a)	4,065	26,026
CaixaBank SA	33,470	137,760
Enagas SA(a)	2,646	44,618
Endesa SA(a)	10,913	222,536
Fluidra SA	1,496	31,151
Fomento de Construcciones y Contratas SA	1,723	27,712
Iberdrola SA	37,555	492,429
Inmobiliaria Colonial Socimi SA(a)	1,865	13,494
Mapfre SA	21,736	46,653
Merlin Properties Socimi SA	2,779	30,882
Naturgy Energy Group SA(a)	6,824	203,530
Redeia Corp. SA	3,992	65,750
Repsol SA	5,876	87,303
Telefonica SA	33,577	131,079

Total Spain		1,983,622

Sweden - 0.5%
H & M Hennes & Mauritz AB, Class B	4,777	83,720
Skandinaviska Enskilda Banken AB, Class A	10,232	140,923
Skanska AB, Class B	2,749	49,741
SKF AB, Class B	1,626	32,478
Svenska Handelsbanken AB, Class A	10,275	111,591
Swedbank AB, Class A	6,556	132,254

Total Sweden		550,707

Switzerland - 1.7%
Adecco Group AG, Registered Shares	1,355	66,442
Baloise Holding AG, Registered Shares	157	24,586
Helvetia Holding AG, Registered Shares(a)	423	58,249
Holcim AG, Registered Shares*	3,643	285,761
Julius Baer Group Ltd.	1,101	61,679
Kuehne & Nagel International AG, Registered Shares	822	283,034
SGS SA, Registered Shares	1,176	101,357
Swiss Life Holding AG, Registered Shares	110	76,326
Swiss Prime Site AG, Registered Shares	771	82,308
Swiss Re AG	1,962	220,432
Swisscom AG, Registered Shares	266	159,919
Zurich Insurance Group AG	832	434,560

Total Switzerland		1,854,653

Taiwan - 2.4%
ASE Technology Holding Co. Ltd.	54,000	237,533
Asia Cement Corp.	22,000	29,713
Asustek Computer, Inc.	4,000	63,798
Chunghwa Telecom Co. Ltd.	40,000	156,400
Compal Electronics, Inc.	49,000	63,624
CTBC Financial Holding Co. Ltd.	89,480	82,656
Far Eastern New Century Corp.	43,000	43,714
Far EasTone Telecommunications Co. Ltd.	2,000	5,200
Formosa Plastics Corp.	28,000	72,257
Giant Manufacturing Co. Ltd.	6,217	37,273
Hon Hai Precision Industry Co. Ltd.	68,000	231,537
Lite-On Technology Corp., ADR	19,000	72,433
MediaTek, Inc.	19,000	628,370
Micro-Star International Co. Ltd.	5,000	33,235
Nan Ya Plastics Corp.	30,000	65,004
Novatek Microelectronics Corp.	7,000	117,919
Pegatron Corp.	22,680	64,514
Pou Chen Corp.	40,000	40,273
Powertech Technology, Inc.	15,000	68,914
Realtek Semiconductor Corp.	6,000	92,178
Shanghai Commercial & Savings Bank Ltd.	41,000	62,521
Taiwan Mobile Co. Ltd.	22,000	70,680
Uni-President Enterprises Corp.	32,000	77,679
Unimicron Technology Corp.	9,000	51,612
United Microelectronics Corp.	106,000	181,672
Walsin Lihwa Corp.	40,000	50,374

Total Taiwan		2,701,083

Thailand - 0.3%
PTT Exploration & Production PCL, NVDR	13,900	60,882
PTT PCL, NVDR	78,200	81,906
SCB X PCL, NVDR	35,300	109,625
Tisco Financial Group PCL, NVDR	11,800	34,485
TMBThanachart Bank PCL, NVDR	421,200	20,608

Total Thailand		307,506

Turkey - 0.1%
Akbank TAS	37,888	46,850
Turkiye Petrol Rafinerileri AS	16,650	80,617

Total Turkey		127,467

United Kingdom - 3.5%
Admiral Group PLC	1,534	52,487
Barclays PLC	59,463	116,571
Bellway PLC	1,464	47,927
BP PLC	58,351	346,750
British American Tobacco PLC	17,843	522,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2023

Investments	Shares	Value
British Land Co. PLC	10,468	$53,325
BT Group PLC	54,288	85,539
DS Smith PLC	13,016	50,990
Games Workshop Group PLC	302	37,998
Hargreaves Lansdown PLC	4,798	44,895
HSBC Holdings PLC	102,873	833,410
Imperial Brands PLC	3,781	87,074
ITV PLC	53,291	42,989
J Sainsbury PLC	1,021	3,939
Land Securities Group PLC	5,932	53,298
Lloyds Banking Group PLC	247,121	150,301
Mondi PLC	3,417	66,973
National Grid PLC	25,609	345,398
NatWest Group PLC	44,547	124,594
Schroders PLC	9,409	51,565
Severn Trent PLC	16	526
SSE PLC	9,295	219,922
St. James’s Place PLC	4,543	39,590
Tesco PLC	36,982	136,955
TORM PLC, Class A(a)	1,620	49,020
United Utilities Group PLC	2,994	40,438
Vodafone Group PLC	249,419	217,993

Total United Kingdom		3,822,607

United States - 59.4%
AbbVie, Inc.	26,147	4,052,001
AGCO Corp.	1,408	170,945
Agree Realty Corp.	23	1,448
Alexandria Real Estate Equities, Inc.	2,235	283,331
ALLETE, Inc.	1,315	80,425
Alliant Energy Corp.	297	15,236
Altria Group, Inc.	58,295	2,351,620
American Electric Power Co., Inc.	5,731	465,472
American Tower Corp.	4,602	993,480
Amgen, Inc.	4,090	1,178,002
Antero Midstream Corp.	6,199	77,673
Associated Banc-Corp.(a)	1,279	27,358
Atlantic Union Bankshares Corp.	949	34,676
AvalonBay Communities, Inc.	2,011	376,499
Avista Corp.	1,409	50,358
Bank of America Corp.	59,277	1,995,857
Bank of New York Mellon Corp.	6,002	312,404
Bank OZK	1,232	61,391
Best Buy Co., Inc.	2,869	224,585
Black Hills Corp.	760	41,002
Bloomin’ Brands, Inc.	1,599	45,012
Blue Owl Capital, Inc.	3,452	51,435
Bristol-Myers Squibb Co.	31,031	1,592,201
Brixmor Property Group, Inc.	782	18,197
Broadstone Net Lease, Inc.	5,906	101,701
Brookfield Renewable Corp., Class A(a)	811	23,458
Cadence Bank	1,190	35,212
Cal-Maine Foods, Inc.	904	51,881
Camden Property Trust	1,277	126,793
Campbell Soup Co.	2,737	118,321
CareTrust REIT, Inc.	2,117	47,378
Carter’s, Inc.	686	51,375
Cathay General Bancorp	854	38,063
Chemours Co.	975	30,752
Chevron Corp.	16,556	2,469,493
Chord Energy Corp.	406	67,489
Citigroup, Inc.	20,115	1,034,716
Clorox Co.	360	51,332
CMS Energy Corp.	697	40,475
CNA Financial Corp.	2,826	119,568
Coca-Cola Co.	54,116	3,189,056
Cogent Communications Holdings, Inc.(a)	1,118	85,035
Cohen & Steers, Inc.	691	52,329
Columbia Banking System, Inc.	3,447	91,966
Comerica, Inc.	1,936	108,048
Community Bank System, Inc.	933	48,619
Comstock Resources, Inc.(a)	3,696	32,710
Conagra Brands, Inc.	6,107	175,027
ConocoPhillips	11,020	1,279,091
Consolidated Edison, Inc.	4,761	433,108
COPT Defense Properties	2,229	57,129
Corebridge Financial, Inc.	5,568	120,603
Corning, Inc.	7,145	217,565
Cousins Properties, Inc.	1,816	44,220
CubeSmart	4,543	210,568
Cullen/Frost Bankers, Inc.	593	64,335
CVB Financial Corp.	1,040	20,998
CVR Energy, Inc.(a)	1,366	41,390
Darden Restaurants, Inc.	1,549	254,501
Dick’s Sporting Goods, Inc.(a)	587	86,260
Digital Realty Trust, Inc.	3,006	404,547
Dominion Energy, Inc.	12,945	608,415
Douglas Emmett, Inc.	1,647	23,882
Dow, Inc.	9,389	514,893
DT Midstream, Inc.	879	48,169
DTE Energy Co.	2,278	251,172
Duke Energy Corp.	8,847	858,513
East West Bancorp, Inc.	1,187	85,405
Eastman Chemical Co.	1,414	127,005
Edison International	4,562	326,137
Energizer Holdings, Inc.	1,001	31,712
Entergy Corp.	2,460	248,927
EPR Properties	1,748	84,691
Equitrans Midstream Corp.	4,899	49,872
Equity Residential	2,547	155,775
Essential Properties Realty Trust, Inc.	543	13,879
Essential Utilities, Inc.	2,620	97,857
Essex Property Trust, Inc.	706	175,046
Evergy, Inc.	2,949	153,938
Eversource Energy	2,231	137,697
Exelon Corp.	9,251	332,111
Federal Realty Investment Trust	1,604	165,292
Fidelity National Financial, Inc.	1,468	74,897
Fifth Third Bancorp	8,045	277,472
First American Financial Corp.	511	32,929
First Hawaiian, Inc.	1,649	37,696
First Interstate BancSystem, Inc., Class A	2,451	75,368
FirstEnergy Corp.	4,367	160,094
Flowers Foods, Inc.	3,677	82,769
FNB Corp.	1,993	27,444
Franklin Resources, Inc.	1,990	59,282
Gaming & Leisure Properties, Inc.	6,079	299,999
Gap, Inc.	3,551	74,251

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2023

Investments	Shares	Value
General Mills, Inc.	5,323	$346,740
Gilead Sciences, Inc.	18,124	1,468,225
Glacier Bancorp, Inc.(a)	1,296	53,551
Goldman Sachs Group, Inc.	2,349	906,174
GSK PLC	13,263	245,195
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	2,554	70,439
Hasbro, Inc.	197	10,059
Host Hotels & Resorts, Inc.	8,269	160,997
HP, Inc.	9,717	292,385
Huntsman Corp.	1,548	38,901
Independence Realty Trust, Inc.	3,363	51,454
Independent Bank Corp.	814	53,569
Ingredion, Inc.	843	91,491
Innovative Industrial Properties, Inc.	619	62,408
International Business Machines Corp.	10,162	1,661,995
International Paper Co.	4,241	153,312
Interpublic Group of Cos., Inc.	3,790	123,706
Invesco Ltd.	4,136	73,786
Iron Mountain, Inc.	3,116	218,058
Jackson Financial, Inc., Class A	1,101	56,371
Jefferies Financial Group, Inc.	1,354	54,715
Juniper Networks, Inc.	1,119	32,988
Kellanova	3,962	221,515
Kennedy-Wilson Holdings, Inc.	2,719	33,661
Kenvue, Inc.	19,154	412,386
Kilroy Realty Corp.	2,414	96,174
Kimberly-Clark Corp.	4,744	576,443
Kimco Realty Corp.	8,882	189,275
Kohl’s Corp.	3,018	86,556
Kontoor Brands, Inc.	665	41,509
Kraft Heinz Co.	14,696	543,458
Lamar Advertising Co., Class A	2,072	220,212
LCI Industries(a)	205	25,771
Leggett & Platt, Inc.	2,990	78,248
Lincoln National Corp.	2,990	80,640
LXP Industrial Trust	5,251	52,090
M&T Bank Corp.	1,442	197,669
Macy’s, Inc.	3,071	61,789
ManpowerGroup, Inc.	515	40,927
MDC Holdings, Inc.	1,153	63,703
MetLife, Inc.	4,976	329,063
Mid-America Apartment Communities, Inc.	1,341	180,311
Moelis & Co., Class A	825	46,307
Morgan Stanley	14,267	1,330,398
MSC Industrial Direct Co., Inc., Class A	326	33,011
National Fuel Gas Co.	1,419	71,191
National Health Investors, Inc.	1,309	73,108
National Storage Affiliates Trust	1,873	77,673
Navient Corp.	2,031	37,817
New Jersey Resources Corp.	163	7,267
New York Community Bancorp, Inc.	9,018	92,254
Nexstar Media Group, Inc.	359	56,273
NiSource, Inc.	2,338	62,074
NNN REIT, Inc.	4,514	194,553
Nordstrom, Inc.(a)	1,178	21,734
Northern Oil & Gas, Inc.(a)	903	33,474
Northwestern Energy Group, Inc.	1,072	54,554
NRG Energy, Inc.	2,339	120,926
OGE Energy Corp.	3,945	137,799
Old National Bancorp(a)	1,753	29,608
Old Republic International Corp.	411	12,083
Omnicom Group, Inc.	1,599	138,330
ONE Gas, Inc.	919	58,559
OneMain Holdings, Inc.	3,877	190,748
ONEOK, Inc.	8,256	579,736
Organon & Co.	427	6,157
PACCAR, Inc.	5,986	584,533
Pacific Premier Bancorp, Inc.	960	27,946
Packaging Corp. of America	966	157,371
Park Hotels & Resorts, Inc.	3,742	57,253
Patterson Cos., Inc.	616	17,525
Pfizer, Inc.	66,148	1,904,401
Philip Morris International, Inc.	21,106	1,985,653
Phillips 66	4,164	554,395
Phillips Edison & Co., Inc.	1,026	37,428
Physicians Realty Trust	5,652	75,228
Pinnacle West Capital Corp.	1,427	102,516
Pioneer Natural Resources Co.	4,028	905,817
PNC Financial Services Group, Inc.	3,294	510,076
Portland General Electric Co.	964	41,780
PotlatchDeltic Corp.	929	45,614
PPL Corp.	8,022	217,396
Premier, Inc., Class A	2,163	48,365
Principal Financial Group, Inc.	1,207	94,955
Prosperity Bancshares, Inc.	1,156	78,296
Prudential Financial, Inc.	3,711	384,868
Public Service Enterprise Group, Inc.	7,140	436,611
Public Storage	1,980	603,900
Radian Group, Inc.	1,135	32,404
Rayonier, Inc.	1,458	48,712
Realty Income Corp.	10,793	619,734
Regency Centers Corp.	2,079	139,293
Regions Financial Corp.	11,374	220,428
Reynolds Consumer Products, Inc.	1,253	33,631
Ryman Hospitality Properties, Inc.	1,047	115,233
Sabra Health Care REIT, Inc.	3,464	49,431
Scotts Miracle-Gro Co.(a)	643	40,991
Sempra	5,748	429,548
Simmons First National Corp., Class A	669	13,273
Simon Property Group, Inc.	8,668	1,236,404
SITE Centers Corp.	3,728	50,813
SL Green Realty Corp.	1,583	71,504
Sonoco Products Co.	1,328	74,195
Southern Co.	10,666	747,900
Southwest Gas Holdings, Inc.	436	27,621
Spire, Inc.	937	58,413
Spirit Realty Capital, Inc.	4,505	196,823
STAG Industrial, Inc.	3,083	121,039
State Street Corp.	2,528	195,819
Stellantis NV	26,423	617,330
Synovus Financial Corp.	2,382	89,682
T Rowe Price Group, Inc.	2,211	238,103
Tanger, Inc.	1,963	54,414

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2023

Investments	Shares	Value
Tapestry, Inc.	2,328	$85,694
Target Corp.	4,624	658,550
TFS Financial Corp.	6,263	92,003
Travel & Leisure Co.	867	33,891
Trinity Industries, Inc.	1,283	34,115
Tronox Holdings PLC	3,306	46,813
U.S. Bancorp	18,669	807,994
UDR, Inc.	4,247	162,618
UGI Corp.	303	7,454
United Bankshares, Inc.	1,399	52,532
United Community Banks, Inc.	1,735	50,766
United Parcel Service, Inc., Class B	7,436	1,169,162
Vail Resorts, Inc.	377	80,478
Valley National Bancorp	4,251	46,166
Ventas, Inc.	4,367	217,651
Viatris, Inc.	15,349	166,230
VICI Properties, Inc.	21,946	699,639
Victory Capital Holdings, Inc., Class A	467	16,083
Webster Financial Corp.	20	1,015
WEC Energy Group, Inc.	1,686	141,911
Wendy’s Co.	3,169	61,732
Western Union Co.	5,009	59,707
Williams Cos., Inc.	14,151	492,879
WP Carey, Inc.(a)	4,473	289,895
Xcel Energy, Inc.	7,573	468,844
Xerox Holdings Corp.	3,022	55,393
Zions Bancorp NA	1,429	62,690

Total United States		65,298,432

TOTAL COMMON STOCKS (Cost: $100,491,358)		109,419,467

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

United States - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d) (Cost: $1,441,468)	1,441,468	1,441,468

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $101,932,826)		110,860,935
Other Assets less Liabilities - (0.8)%		(867,337)

NET ASSETS - 100.0%		$109,993,598

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,943,623 and the total market value of the collateral held by the Fund was $4,150,363. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,708,895.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree International High Dividend Fund^	$124,207	$915,198	$1,047,763	$24,769	$(16,411)	$—	$18,987
WisdomTree U.S. High Dividend Fund^	77,663	291,895	368,148	(1,338)	(72)	—	3,915

Total	$201,870	$1,207,093	$1,415,911	$23,431	$(16,483)	$—	$22,902

^	As of December 31, 2023, the Fund did not hold a position in this affiliate.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	109,419,467	—	—		109,419,467
Investment of Cash Collateral for Securities Loaned	—	1,441,468	—		1,441,468

Total Investments in Securities	$109,419,467	$1,441,468	$0		$110,860,935

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 102.4%

India - 102.4%

Aerospace & Defense - 1.1%
Bharat Dynamics Ltd.(a)	57,874	$1,190,916
Bharat Electronics Ltd.	4,275,014	9,463,070
Hindustan Aeronautics Ltd.(a)	273,643	9,220,772
Mazagon Dock Shipbuilders Ltd.	46,985	1,287,865

Total Aerospace & Defense		21,162,623

Air Freight & Logistics - 0.1%
Allcargo Logistics Ltd.	59,640	230,565
Blue Dart Express Ltd.	7,107	628,802
TCI Express Ltd.	9,329	154,082
Transport Corp. of India Ltd.	42,041	415,693

Total Air Freight & Logistics		1,429,142

Automobile Components - 1.2%
Apollo Tyres Ltd.	392,840	2,143,504
Asahi India Glass Ltd.	103,560	717,582
Automotive Axles Ltd.	9,459	243,881
Balkrishna Industries Ltd.	76,006	2,346,069
Bharat Forge Ltd.	171,238	2,548,288
Bosch Ltd.	5,179	1,381,905
Ceat Ltd.	13,557	395,402
Endurance Technologies Ltd.(b)	27,024	627,815
Exide Industries Ltd.	945,246	3,610,538
FIEM Industries Ltd.	5,978	150,700
Gabriel India Ltd.	12	57
JK Tyre & Industries Ltd.	466,229	2,231,591
Minda Corp. Ltd.	23,598	109,534
Motherson Sumi Wiring India Ltd.	801,355	594,657
Pricol Ltd.*	41,017	187,232
Samvardhana Motherson International Ltd.	1,809,468	2,216,884
Sansera Engineering Ltd.(b)	25,591	313,361
Sona Blw Precision Forgings Ltd.(b)	10,374	80,348
Sundram Fasteners Ltd.	79,529	1,193,598
Suprajit Engineering Ltd.	3,139	15,336
Tube Investments of India Ltd.	62,809	2,673,206
UNO Minda Ltd.	108,448	896,177

Total Automobile Components		24,677,665

Automobiles - 4.7%
Bajaj Auto Ltd.	131,112	10,709,781
Eicher Motors Ltd.	154,258	7,681,039
Hero MotoCorp Ltd.	227,407	11,312,585
Mahindra & Mahindra Ltd.	1,845,897	38,362,581
Maruti Suzuki India Ltd.	125,481	15,535,283
Tata Motors Ltd.	659,688	6,183,157
TVS Motor Co. Ltd.	177,590	4,323,346

Total Automobiles		94,107,772

Banks - 21.6%
AU Small Finance Bank Ltd.(b)	198,483	1,878,121
Axis Bank Ltd.	2,655,287	35,173,548
Bandhan Bank Ltd.(b)	663,908	1,925,972
Bank of Baroda	4,392,739	12,199,450
Bank of India	3,042,825	4,117,374
Bank of Maharashtra	3,302,669	1,791,958
Canara Bank	1,908,795	10,035,575
Central Bank of India Ltd.*	2,072,291	1,247,652
City Union Bank Ltd.	582,927	1,043,771
DCB Bank Ltd.	857,883	1,369,602
Equitas Small Finance Bank Ltd.(b)	665,868	844,200
Federal Bank Ltd.	5,521,953	10,361,905
HDFC Bank Ltd.	6,530,756	134,144,834
ICICI Bank Ltd.	8,174,693	97,903,280
IDBI Bank Ltd.	1,959,310	1,586,967
IDFC First Bank Ltd.*	3,259,661	3,482,404
Indian Bank	1,098,245	5,554,987
Indian Overseas Bank*	2,029,501	1,056,044
Jammu & Kashmir Bank Ltd.	1,706,261	2,522,060
Karnataka Bank Ltd.	1,112,795	3,129,887
Karur Vysya Bank Ltd.	1,791,307	3,635,839
Kotak Mahindra Bank Ltd.	1,407,418	32,272,242
Punjab National Bank	4,344,353	4,998,835
RBL Bank Ltd.(b)	731,377	2,454,806
South Indian Bank Ltd.	3,422,758	1,098,228
State Bank of India	5,777,441	44,576,840
UCO Bank*	696,252	332,590
Ujjivan Small Finance Bank Ltd.(b)	870,033	594,912
Union Bank of India Ltd.	6,405,768	9,168,280

Total Banks		430,502,163

Beverages - 0.4%
Globus Spirits Ltd.	2,119	22,241
Radico Khaitan Ltd.	86,029	1,714,351
United Breweries Ltd.	26,950	578,147
United Spirits Ltd.	111,278	1,494,717
Varun Beverages Ltd.	214,410	3,187,018

Total Beverages		6,996,474

Biotechnology - 0.0%
Biocon Ltd.	222,188	666,587

Broadline Retail - 0.0%
Shoppers Stop Ltd.*	25,730	213,660

Building Products - 0.2%
Astral Ltd.	35,357	810,506
Blue Star Ltd.	98,607	1,122,180
Carysil Ltd.	4,946	48,863
Electrosteel Castings Ltd.	921,912	1,226,428
Kajaria Ceramics Ltd.	18,435	288,376
Prince Pipes & Fittings Ltd.*	66,640	594,816

Total Building Products		4,091,169

Capital Markets - 1.2%
360 ONE WAM Ltd.	119,745	1,021,478
Anand Rathi Wealth Ltd.	12,744	397,219
Angel One Ltd.	60,916	2,553,218
CRISIL Ltd.	13,994	729,308
HDFC Asset Management Co. Ltd.(b)	77,988	3,003,729
ICICI Securities Ltd.(b)	133,617	1,152,898
IDFC Ltd.	7,096,170	10,800,258
Indian Energy Exchange Ltd.(b)	333,249	672,795

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2023

Investments	Shares	Value
Multi Commodity Exchange of India Ltd.	29,919	$1,150,487
Nippon Life India Asset Management Ltd.(b)	119,797	644,738
Share India Securities Ltd.(a)	4,356	97,209
UTI Asset Management Co. Ltd.	118,747	1,236,648

Total Capital Markets		23,459,985

Chemicals - 4.0%
Aarti Industries Ltd.	215,326	1,680,921
Alkyl Amines Chemicals	20,712	631,136
Asian Paints Ltd.	194,505	7,952,818
Atul Ltd.	24,502	2,106,750
Balaji Amines Ltd.	7,871	252,407
Berger Paints India Ltd.	222,691	1,618,125
Bhansali Engineering Polymers Ltd.	5,177	6,271
Camlin Fine Sciences Ltd.*	4,970	8,111
Carborundum Universal Ltd.	10,093	135,044
Castrol India Ltd.	444,429	960,011
Chambal Fertilisers & Chemicals Ltd.	456,361	2,047,801
Chemplast Sanmar Ltd.*	2,631	15,807
Coromandel International Ltd.	267,631	4,025,541
DCM Shriram Ltd.	162,687	2,010,573
Deepak Fertilisers & Petrochemicals Corp. Ltd.	235,718	1,924,523
Deepak Nitrite Ltd.	88,430	2,636,734
EID Parry India Ltd.	274,548	1,837,386
Finolex Industries Ltd.	510,898	1,295,453
Galaxy Surfactants Ltd.(a)	23,628	788,156
GHCL Ltd.	422,475	2,949,729
Gujarat Alkalies & Chemicals Ltd.	57,584	537,512
Gujarat Fluorochemicals Ltd.	2,644	117,538
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	474,831	4,295,312
Himadri Speciality Chemical Ltd.	397,987	1,480,248
India Glycols Ltd.	252	2,326
Jubilant Ingrevia Ltd.	122,787	750,471
Kansai Nerolac Paints Ltd.	157,400	630,347
Kiri Industries Ltd.*	48	230
Linde India Ltd.	18,438	1,249,721
Manali Petrochemicals Ltd.	121,212	115,511
Navin Fluorine International Ltd.	20,409	945,036
NOCIL Ltd.	10,265	33,744
PCBL Ltd.	202,410	611,873
PI Industries Ltd.	46,244	1,953,875
Pidilite Industries Ltd.	60,629	1,978,204
Polyplex Corp. Ltd.	60,439	763,606
Rain Industries Ltd.	984,150	1,824,871
Rallis India Ltd.	340,056	1,021,021
Rashtriya Chemicals & Fertilizers Ltd.	641,849	1,230,264
Sharda Cropchem Ltd.	69,952	380,637
Solar Industries India Ltd.	6,239	504,398
SRF Ltd.	158,525	4,723,055
Styrenix Performance Materials Ltd.	4,487	77,844
Sudarshan Chemical Industries Ltd.	172,392	1,137,351
Sumitomo Chemical India Ltd.	36,259	176,058
Supreme Industries Ltd.	52,860	2,885,825
Tata Chemicals Ltd.	416,939	5,532,047
Thirumalai Chemicals Ltd.	310,547	819,343
UPL Ltd.	1,279,615	9,030,406
Valiant Organics Ltd.(b)	975	5,905
Vinati Organics Ltd.	19,845	415,782

Total Chemicals		80,113,658

Commercial Services & Supplies - 0.1%
CMS Info Systems Ltd.	20,517	94,333
Indian Railway Catering & Tourism Corp. Ltd.	175,651	1,873,371

Total Commercial Services & Supplies		1,967,704

Communications Equipment - 0.0%
Sterlite Technologies Ltd.	274,377	470,848

Construction & Engineering - 2.3%
Ashoka Buildcon Ltd.*	1,232,334	2,062,189
Bajel Projects Ltd.*	4	6
Engineers India Ltd.	7,107	14,643
G R Infraprojects Ltd.*	59,640	820,058
HG Infra Engineering Ltd.(a)	9,615	97,931
IRB Infrastructure Developers Ltd.	2,214,260	1,105,617
J Kumar Infraprojects Ltd.	54,635	379,033
Kalpataru Projects International Ltd.	107,919	919,754
KEC International Ltd.	158,834	1,124,634
KNR Constructions Ltd.	318,139	980,448
Larsen & Toubro Ltd.	652,804	27,661,137
NBCC India Ltd.	1,775,345	1,739,849
NCC Ltd.	1,623,017	3,252,324
PNC Infratech Ltd.(a)	248,442	1,049,285
Power Mech Projects Ltd.	470	24,205
Praj Industries Ltd.	20,160	134,701
PSP Projects Ltd.(a)	15,698	144,598
Rail Vikas Nigam Ltd.(a)	1,286,954	2,807,787
Voltas Ltd.	124,670	1,465,754
Welspun Enterprises Ltd.	11,181	43,836

Total Construction & Engineering		45,827,789

Construction Materials - 2.5%
ACC Ltd.	80,876	2,149,129
Ambuja Cements Ltd.	762,088	4,770,505
Dalmia Bharat Ltd.	99,108	2,709,775
Grasim Industries Ltd.	745,394	19,122,646
JK Cement Ltd.	32,131	1,462,742
JK Lakshmi Cement Ltd.	160,189	1,731,372
Orient Cement Ltd.	562,000	1,695,852
Ramco Cements Ltd.	125,906	1,543,834
Shree Cement Ltd.	4,808	1,655,557
UltraTech Cement Ltd.	97,653	12,325,539

Total Construction Materials		49,166,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2023

Investments	Shares	Value
Consumer Finance - 0.3%
Cholamandalam Financial Holdings Ltd.	200,205	$2,502,269
SBI Cards & Payment Services Ltd.	277,560	2,533,818

Total Consumer Finance		5,036,087

Consumer Staples Distribution & Retail - 0.1%
Avenue Supermarts Ltd.*(b)	53,046	2,602,554
Medplus Health Services Ltd.*	19,527	176,171

Total Consumer Staples Distribution & Retail		2,778,725

Containers & Packaging - 0.0%
AGI Greenpac Ltd.	44,047	437,274
EPL Ltd.	15,913	38,610
Time Technoplast Ltd.	31,457	66,797
Uflex Ltd.	23,394	135,758

Total Containers & Packaging		678,439

Diversified Telecommunication Services - 0.4%
HFCL Ltd.	884,839	894,794
Indus Towers Ltd.*	1,662,612	3,977,022
Railtel Corp. of India Ltd.	1,320	5,362
Tata Communications Ltd.	163,036	3,468,449

Total Diversified Telecommunication Services		8,345,627

Electric Utilities - 3.1%
Adani Energy Solutions Ltd.*	135,381	1,701,337
CESC Ltd.	2,768,272	4,407,878
Power Grid Corp. of India Ltd.	14,832,776	42,280,687
SJVN Ltd.	168,537	184,206
Tata Power Co. Ltd.	2,315,817	9,243,648
Torrent Power Ltd.	377,037	4,231,224

Total Electric Utilities		62,048,980

Electrical Equipment - 1.5%
ABB India Ltd.	20,672	1,161,329
Amara Raja Energy & Mobility Ltd.	181,426	1,779,076
Bharat Heavy Electricals Ltd.	444,496	1,033,870
CG Power & Industrial Solutions Ltd.	75,951	414,741
Finolex Cables Ltd.	144,022	1,850,429
Havells India Ltd.	164,920	2,711,118
HEG Ltd.	32,195	738,331
KEI Industries Ltd.	102,693	4,010,104
Polycab India Ltd.	33,376	2,199,905
Suzlon Energy Ltd.*	31,202,697	14,323,871

Total Electrical Equipment		30,222,774

Electronic Equipment, Instruments & Components - 0.2%
Redington Ltd.	1,666,551	3,540,836

Entertainment - 0.1%
Saregama India Ltd.	215,934	961,941

Financial Services - 0.4%
Aditya Birla Capital Ltd.*	1,392,034	2,783,608
Bajaj Finserv Ltd.	288,562	5,845,883
Infibeam Avenues Ltd.	1,083,127	279,848

Total Financial Services		8,909,339

Food Products - 1.5%
Adani Wilmar Ltd.*	110,866	472,835
Avanti Feeds Ltd.	74,988	378,528
Balrampur Chini Mills Ltd.	346,659	1,709,888
Britannia Industries Ltd.	91,649	5,879,600
CCL Products India Ltd.	123,715	957,072
Dalmia Bharat Sugar & Industries Ltd.	8	40
Dhampur Sugar Mills Ltd.	386	1,176
Dwarikesh Sugar Industries Ltd.	124,343	129,851
Godrej Agrovet Ltd.(b)	3,183	21,323
Gujarat Ambuja Exports Ltd.	175,340	773,412
Kaveri Seed Co. Ltd.	80,780	594,683
KRBL Ltd.	193,659	872,950
LT Foods Ltd.	707,377	1,727,347
Marico Ltd.	403,334	2,658,559
Mrs. Bectors Food Specialities Ltd.(a)	57,468	772,099
Nestle India Ltd.	12,318	3,934,640
Patanjali Foods Ltd.	63,995	1,211,244
Tata Coffee Ltd.	65,647	253,078
Tata Consumer Products Ltd.	264,823	3,458,678
Triveni Engineering & Industries Ltd.	646,397	2,677,599
Vadilal Industries Ltd.	4,310	130,998
Venky’s India Ltd.	10,270	240,836
Zydus Wellnes Ltd.	2,109	42,606

Total Food Products		28,899,042

Gas Utilities - 1.2%
Adani Total Gas Ltd.	21,578	256,184
GAIL India Ltd.	7,200,394	14,026,334
Gujarat Gas Ltd.	300,858	1,668,546
Gujarat State Petronet Ltd.	1,059,816	3,897,237
Indraprastha Gas Ltd.	303,171	1,524,166
Mahanagar Gas Ltd.(a)	161,105	2,324,214

Total Gas Utilities		23,696,681

Ground Transportation - 0.1%
Container Corp. of India Ltd.	202,293	2,089,813
VRL Logistics Ltd.	27,184	251,688

Total Ground Transportation		2,341,501

Health Care Equipment & Supplies - 0.0%
Poly Medicure Ltd.	18,238	326,542

Health Care Providers & Services - 0.5%
Apollo Hospitals Enterprise Ltd.	36,240	2,484,164
Aster DM Healthcare Ltd.*(b)	171,147	842,842
Dr. Lal PathLabs Ltd.(b)	9,531	295,240
Fortis Healthcare Ltd.	308,647	1,554,849
Krsnaa Diagnostics Ltd.	2,739	23,238
Max Healthcare Institute Ltd.	462,580	3,814,821
Metropolis Healthcare Ltd.(b)	38,284	772,063
Narayana Hrudayalaya Ltd.(a)	47,456	685,461
Rainbow Children’s Medicare Ltd.	1,395	20,000
Thyrocare Technologies Ltd.(b)	35,536	274,825
Vijaya Diagnostic Centre Pvt Ltd.	1,241	10,077

Total Health Care Providers & Services		10,777,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2023

Investments	Shares	Value
Hotels, Restaurants & Leisure - 0.3%
Delta Corp. Ltd.	454	$796
Devyani International Ltd.	113,854	265,091
Easy Trip Planners Ltd.	540,995	262,326
EIH Ltd.	70,268	210,685
Indian Hotels Co. Ltd.	459,400	2,420,009
Jubilant Foodworks Ltd.	232,491	1,578,694
Lemon Tree Hotels Ltd.*(b)	114,008	164,202
Mahindra Holidays & Resorts India Ltd.*	2,395	10,908
Sapphire Foods India Ltd.*	42,010	717,435
Westlife Foodworld Ltd.	17,705	173,797

Total Hotels, Restaurants & Leisure		5,803,943

Household Durables - 0.2%
Amber Enterprises India Ltd.*	709	26,714
Bajaj Electricals Ltd.	4	47
Crompton Greaves Consumer Electricals Ltd.	522,024	1,950,366
Dixon Technologies India Ltd.(a)	18,409	1,452,732
LA Opala RG Ltd.	12,498	55,811
Orient Electric Ltd.	107,121	292,153
Symphony Ltd.	16,655	175,329
TTK Prestige Ltd.	37,027	329,851
Whirlpool of India Ltd.	34,422	565,408

Total Household Durables		4,848,411

Household Products - 0.0%
Jyothy Labs Ltd.	67,202	386,751

Independent Power & Renewable Electricity Producers - 3.5%
Adani Green Energy Ltd.*	72,033	1,382,424
Adani Power Ltd.*	1,256,845	7,931,768
JSW Energy Ltd.	443,774	2,181,439
KPI Green Energy Ltd.(b)	12,377	218,324
NHPC Ltd.	8,948,581	6,946,909
NLC India Ltd.	577,094	1,757,696
NTPC Ltd.	12,988,374	48,565,683

Total Independent Power & Renewable Electricity Producers		68,984,243

Industrial Conglomerates - 0.4%
Apar Industries Ltd.	19,390	1,410,529
Godrej Industries Ltd.*	79,997	715,672
Nava Ltd.	511,748	2,695,151
Siemens Ltd.	48,778	2,359,187

Total Industrial Conglomerates		7,180,539

Insurance - 1.2%
General Insurance Corp. of India(b)	1,186,159	4,391,057
HDFC Life Insurance Co. Ltd.(b)	274,897	2,136,376
ICICI Lombard General Insurance Co. Ltd.(b)	254,428	4,341,989
ICICI Prudential Life Insurance Co. Ltd.(b)	156,639	1,006,785
Life Insurance Corp. of India	588,569	5,888,254
Max Financial Services Ltd.*	83,400	956,436
New India Assurance Co. Ltd.(b)	582,869	1,473,392
SBI Life Insurance Co. Ltd.(b)	165,948	2,856,945
Star Health & Allied Insurance Co. Ltd.*	47,562	305,644

Total Insurance		23,356,878

Interactive Media & Services - 0.1%
Just Dial Ltd.*	118,283	1,140,276

IT Services - 11.6%
Cigniti Technologies Ltd.	51	654
Coforge Ltd.	37,033	2,792,325
Cyient Ltd.	124,829	3,439,956
Happiest Minds Technologies Ltd.	1,121	12,071
HCL Technologies Ltd.	1,741,847	30,688,701
Infosys Ltd.	5,265,698	97,633,449
LTIMindtree Ltd.(b)	78,791	5,960,378
Mphasis Ltd.	132,586	4,365,294
Persistent Systems Ltd.	45,608	4,050,001
Sonata Software Ltd.	268,031	2,392,393
Tata Consultancy Services Ltd.	1,143,527	52,129,069
Tech Mahindra Ltd.	994,607	15,211,267
Wipro Ltd.	1,830,044	10,364,871
Zensar Technologies Ltd.	251,286	1,844,020

Total IT Services		230,884,449

Life Sciences Tools & Services - 0.3%
Divi’s Laboratories Ltd.	79,047	3,708,421
Syngene International Ltd.(b)	91,990	775,429
Tarsons Products Ltd.*	94,231	597,113

Total Life Sciences Tools & Services		5,080,963

Machinery - 0.9%
AIA Engineering Ltd.	54,960	2,436,796
Ashok Leyland Ltd.	1,209,862	2,639,593
Cochin Shipyard Ltd.(b)	90,259	1,468,581
Cummins India Ltd.	151,012	3,564,075
Elgi Equipments Ltd.	176,165	1,152,822
Escorts Kubota Ltd.	31,503	1,129,340
Grindwell Norton Ltd.	23,723	663,992
Hle Glascoat Ltd.	18,220	118,213
ISGEC Heavy Engineering Ltd.	7,553	89,078
Jamna Auto Industries Ltd.	380,247	510,416
Kirloskar Brothers Ltd.	39	416
Kirloskar Oil Engines Ltd.	29,902	235,529
LG Balakrishnan & Bros Ltd.	28,881	436,701
Schaeffler India Ltd.	1,319	50,770
SKF India Ltd.	27,454	1,517,672
Thermax Ltd.	38,920	1,441,252
Timken India Ltd.	15,619	610,382

Total Machinery		18,065,628

Marine Transportation - 0.1%
Shipping Corp. of India Land & Assets Ltd.*†	519,128	166,256
Shipping Corp. of India Ltd.	936,000	1,832,322

Total Marine Transportation		1,998,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2023

Investments	Shares	Value
Media - 0.1%
Affle India Ltd.*	34,437	$540,514
Brightcom Group Ltd.*	2,626	611
Hathway Cable & Datacom Ltd.*	34,102	8,688
Sun TV Network Ltd.	148,339	1,269,586
TV18 Broadcast Ltd.*	775,146	470,413
Zee Entertainment Enterprises Ltd.*	198,909	656,626

Total Media		2,946,438

Metals & Mining - 7.5%
APL Apollo Tubes Ltd.	130,551	2,411,029
Godawari Power & Ispat Ltd.	19,690	179,085
Hindalco Industries Ltd.	5,223,605	38,596,188
Hindustan Zinc Ltd.	714,976	2,732,699
Jindal Saw Ltd.	362,246	1,793,736
Jindal Stainless Ltd.	848,737	5,835,123
Jindal Steel & Power Ltd.	772,951	6,948,907
JSW Steel Ltd.	864,329	9,143,027
Kirloskar Ferrous Industries Ltd.	133,360	887,851
Maharashtra Seamless Ltd.	160,433	1,784,040
Maithan Alloys Ltd.	14,169	202,743
Mishra Dhatu Nigam Ltd.(b)	4,821	24,226
National Aluminium Co. Ltd.	3,380,075	5,359,702
NMDC Ltd.	6,108,754	15,390,489
Ramkrishna Forgings Ltd.	88,523	772,002
Ratnamani Metals & Tubes Ltd.	23,701	957,923
Sandur Manganese & Iron Ores Ltd.	49,694	1,735,927
Sarda Energy & Minerals Ltd.	582,622	1,773,133
Shyam Metalics & Energy Ltd.	2,693	20,317
Steel Authority of India Ltd.	3,829,866	5,690,922
Sunflag Iron & Steel Co. Ltd.*	93,209	234,496
Surya Roshni Ltd.	173,058	1,616,016
Tata Metaliks Ltd.	93,217	1,203,219
Tata Steel Ltd.	17,720,705	29,728,385
Tinplate Co. of India Ltd.	211,604	1,143,287
Usha Martin Ltd.	316,863	1,128,828
Vedanta Ltd.	3,586,146	11,142,366
Welspun Corp. Ltd.	313,642	2,066,039

Total Metals & Mining		150,501,705

Office REITs - 0.0%
Mindspace Business Parks REIT(b)	36,087	140,200

Oil, Gas & Consumable Fuels - 16.5%
Aegis Logistics Ltd.	410,391	1,735,490
Bharat Petroleum Corp. Ltd.	1,230,107	6,661,732
Coal India Ltd.	12,297,602	55,566,518
Great Eastern Shipping Co. Ltd.	718,631	8,435,610
Hindustan Oil Exploration Co. Ltd.*	47,602	104,198
Indian Oil Corp. Ltd.	11,445,976	17,860,750
Mangalore Refinery & Petrochemicals Ltd.*	469,696	751,559
Oil & Natural Gas Corp. Ltd.	22,363,434	55,106,544
Oil India Ltd.	3,834,655	17,149,412
Petronet LNG Ltd.	2,759,371	7,383,082
Reliance Industries Ltd.	5,076,692	157,702,242

Total Oil, Gas & Consumable Fuels		328,457,137

Paper & Forest Products - 0.3%
Century Plyboards India Ltd.	81,811	758,937
Century Textiles & Industries Ltd.	679	9,976
JK Paper Ltd.	495,250	2,421,087
Tamil Nadu Newsprint & Papers Ltd.	278,257	1,000,991
West Coast Paper Mills Ltd.	112,731	988,130

Total Paper & Forest Products		5,179,121

Personal Care Products - 1.4%
Bajaj Consumer Care Ltd.	3,586	9,463
Colgate-Palmolive India Ltd.	108,820	3,308,131
Dabur India Ltd.	323,298	2,164,806
Emami Ltd.	167,871	1,137,279
Godrej Consumer Products Ltd.	276,115	3,753,482
Hindustan Unilever Ltd.	576,572	18,457,995

Total Personal Care Products		28,831,156

Pharmaceuticals - 3.7%
Aarti Drugs Ltd.	165,347	972,048
Aarti Pharmalabs Ltd.*	27,942	169,387
Aether Industries Ltd.*	16,027	170,894
Ajanta Pharma Ltd.	21,652	542,160
Alembic Pharmaceuticals Ltd.	127,684	1,165,231
Alkem Laboratories Ltd.	29,592	1,850,119
AMI Organics Ltd.	3,030	40,855
Aurobindo Pharma Ltd.	487,241	6,347,139
Caplin Point Laboratories Ltd.	906	14,765
Cipla Ltd.	515,891	7,726,547
Dr. Reddy’s Laboratories Ltd.	213,775	14,894,727
FDC Ltd.*	43,801	208,678
Gland Pharma Ltd.*(b)	69,594	1,609,514
GlaxoSmithKline Pharmaceuticals Ltd.	49,582	1,130,992
Glenmark Life Sciences Ltd.	29,090	229,693
Glenmark Pharmaceuticals Ltd.	182,059	1,868,312
Granules India Ltd.	305,727	1,489,622
Hikal Ltd.	54,800	200,165
Indoco Remedies Ltd.	562	2,669
IOL Chemicals & Pharmaceuticals Ltd.	119,987	668,038
Ipca Laboratories Ltd.	113,771	1,521,914
JB Chemicals & Pharmaceuticals Ltd.	50,613	988,159
Laurus Labs Ltd.(b)	530,640	2,743,313
Lupin Ltd.	22,607	359,411
Marksans Pharma Ltd.	8,362	16,189
Natco Pharma Ltd.	129,770	1,265,282
Neuland Laboratories Ltd.	18,245	1,160,164
Sun Pharmaceutical Industries Ltd.	1,200,045	18,162,824
Supriya Lifescience Ltd.	5,180	19,593
Suven Pharmaceuticals Ltd.*	221,357	1,922,721
Torrent Pharmaceuticals Ltd.	61,382	1,700,672
Zydus Lifesciences Ltd.	426,287	3,530,630

Total Pharmaceuticals		74,692,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2023

Investments	Shares	Value
Professional Services - 0.4%
Computer Age Management Services Ltd.	23,122	$736,725
Datamatics Global Services Ltd.	3,661	31,864
eClerx Services Ltd.	39,907	1,242,859
Firstsource Solutions Ltd.	960,179	2,132,930
L&T Technology Services Ltd.(b)	30,570	1,930,496
Quess Corp. Ltd.*(b)	107,691	676,775
RITES Ltd.	33,359	201,404
TeamLease Services Ltd.*	8,098	311,220

Total Professional Services		7,264,273

Real Estate Management & Development - 0.8%
Brigade Enterprises Ltd.	36,621	394,645
DLF Ltd.	499,182	4,357,523
Godrej Properties Ltd.*	37,415	905,253
Macrotech Developers Ltd.(b)	17,441	214,529
Mahindra Lifespace Developers Ltd.	1,807	11,801
NESCO Ltd.	47,026	498,834
Oberoi Realty Ltd.	181,925	3,155,505
Phoenix Mills Ltd.	116,291	3,136,893
Prestige Estates Projects Ltd.	226,805	3,213,176
Sobha Ltd.	85,205	1,009,287

Total Real Estate Management & Development		16,897,446

Semiconductors & Semiconductor Equipment - 0.0%
Borosil Renewables Ltd.*	2,943	15,558

Software - 0.6%
Birlasoft Ltd.	300,640	2,605,056
Intellect Design Arena Ltd.	5,984	60,161
KPIT Technologies Ltd.	78,076	1,420,382
Newgen Software Technologies Ltd.	100,722	1,890,949
Oracle Financial Services Software Ltd.	60,162	3,045,776
Route Mobile Ltd.	2,409	46,277
Tanla Platforms Ltd.	153,914	2,024,689
Tata Elxsi Ltd.	17,331	1,823,089

Total Software		12,916,379

Specialized REITs - 0.0%
Digidrive Distributors Ltd.*†	34,399	37,101

Specialty Retail - 0.0%
Go Fashion India Ltd.*	3,268	49,157
Metro Brands Ltd.	15,359	234,814
Trent Ltd.	14,565	534,711

Total Specialty Retail		818,682

Textiles, Apparel & Luxury Goods - 0.9%
Arvind Ltd.	238,669	749,876
Bata India Ltd.	65,140	1,292,721
Campus Activewear Ltd.*	70,595	237,498
Gokaldas Exports Ltd.	43,413	430,876
Indo Count Industries Ltd.	5,290	19,570
Kalyan Jewellers India Ltd.	37,480	159,489
KPR Mill Ltd.	99,562	986,841
LUX Industries Ltd.	57,684	901,164
Monte Carlo Fashions Ltd.	27,299	232,036
Page Industries Ltd.	2,903	1,343,558
Rajesh Exports Ltd.	1,013	4,462
Raymond Ltd.	17,768	367,931
Relaxo Footwears Ltd.	104,176	1,131,099
Rupa & Co. Ltd.	56,777	183,164
Siyaram Silk Mills Ltd.	30,881	198,374
Titan Co. Ltd.	154,495	6,823,856
Trident Ltd.	883,445	385,382
Vaibhav Global Ltd.	6,663	31,776
Vardhman Textiles Ltd.	207,266	961,809
Vedant Fashions Ltd.	22,740	346,482
VIP Industries Ltd.	12,545	90,100
Welspun Living Ltd.	720,903	1,251,409

Total Textiles, Apparel & Luxury Goods		18,129,473

Tobacco - 1.1%
Godfrey Phillips India Ltd.	16,240	411,563
ITC Ltd.	3,729,016	20,707,856

Total Tobacco		21,119,419

Trading Companies & Distributors - 0.2%
Adani Enterprises Ltd.	99,084	3,392,292
IndiaMart InterMesh Ltd.(b)	1,080	35,327
MMTC Ltd.	9,591	6,892
MSTC Ltd.	64,896	521,890

Total Trading Companies & Distributors		3,956,401

Transportation Infrastructure - 0.6%
Adani Ports & Special Economic Zone Ltd.	905,681	11,148,811
Dreamfolks Services Ltd.	25,594	166,241
Gujarat Pipavav Port Ltd.	230,884	424,651

Total Transportation Infrastructure		11,739,703

Wireless Telecommunication Services - 0.9%
Bharti Airtel Ltd.	1,445,827	17,934,327

TOTAL INVESTMENTS IN SECURITIES - 102.4% (Cost: $1,426,454,708)		2,042,725,889
Other Assets less Liabilities - (2.4)%		(48,822,171)

NET ASSETS - 100.0%		$1,993,903,718

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $203,357, which represents 0.01% of net assets.

(a)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Marine Transportation	$1,832,322	$—	$166,256	*	$1,998,578
Specialized REITs	—	—	37,101	*	37,101
Other	2,040,690,210	—	—		2,040,690,210

Total Investments in Securities	$2,042,522,532	$—	$203,357		$2,042,725,889

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International AI Enhanced Value Fund (AIVI)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 98.9%

Australia - 10.6%
APA Group(a)	31,124	$181,368
ASX Ltd.	4,484	192,942
Aurizon Holdings Ltd.	299,524	776,644
Coles Group Ltd.	38,073	418,523
Dexus(a)	80,648	422,631
Lottery Corp. Ltd.	179,266	592,039
National Australia Bank Ltd.	12,827	268,702
Scentre Group	595,460	1,214,873
Sonic Healthcare Ltd.	46,645	1,021,049
Telstra Group Ltd.	91,485	247,202
Transurban Group(a)	152,015	1,422,103
Vicinity Ltd.	559,629	779,000
Woodside Energy Group Ltd.	10,113	214,333

Total Australia		7,751,409

Austria - 1.6%
OMV AG	26,918	1,182,560

Belgium - 2.3%
Ageas SA	8,066	350,256
Groupe Bruxelles Lambert NV	16,588	1,305,031

Total Belgium		1,655,287

China - 0.4%
BOC Hong Kong Holdings Ltd.	110,500	300,004

Denmark - 0.5%
Carlsberg AS, Class B	2,965	372,056

Finland - 1.0%
Sampo OYJ, Class A	15,994	699,821

France - 9.9%
Arkema SA	1,698	193,197
AXA SA	51,499	1,677,638
Eiffage SA	15,456	1,656,468
Klepierre SA	7,232	197,164
Orange SA	16,356	186,169
Publicis Groupe SA	15,427	1,431,481
Vinci SA	11,604	1,457,447
Vivendi SE	22,451	239,970
Worldline SA*(b)	11,117	192,434

Total France		7,231,968

Germany - 6.2%
BASF SE	11,907	641,607
Bayer AG, Registered Shares	6,610	245,558
Bayerische Motoren Werke AG	2,609	290,451
Evonik Industries AG	9,229	188,604
Heidelberg Materials AG	14,570	1,302,709
Mercedes-Benz Group AG	16,482	1,138,838
Siemens Energy AG*	41,686	552,581
Talanx AG	2,377	169,755

Total Germany		4,530,103

Hong Kong - 4.4%
CK Asset Holdings Ltd.	83,500	419,182
CK Infrastructure Holdings Ltd.	52,000	287,685
Henderson Land Development Co. Ltd.	237,000	729,950
Hongkong Land Holdings Ltd.	53,700	186,876
New World Development Co. Ltd.(a)	117,000	181,601
Power Assets Holdings Ltd.	62,500	362,183
Sino Land Co. Ltd.	176,000	191,359
Sun Hung Kai Properties Ltd.	42,500	459,640
Swire Properties Ltd.	89,200	180,489
Wharf Real Estate Investment Co. Ltd.	54,446	184,077

Total Hong Kong		3,183,042

Italy - 2.0%
Eni SpA	52,198	884,974
Poste Italiane SpA(b)	16,023	181,866
Snam SpA	72,673	373,695

Total Italy		1,440,535

Japan - 18.8%
AGC, Inc.(a)	29,900	1,110,487
Asahi Group Holdings Ltd.	13,300	496,038
Astellas Pharma, Inc.	14,300	171,016
FANUC Corp.	47,300	1,391,354
Honda Motor Co. Ltd.	193,000	2,006,937
ITOCHU Corp.	4,700	192,261
Japan Metropolitan Fund Invest	260	187,927
Kao Corp.(a)	4,600	189,247
Kirin Holdings Co. Ltd.(a)	12,400	181,716
Kyocera Corp.	46,000	671,499
Mitsui & Co. Ltd.	19,400	729,048
MS&AD Insurance Group Holdings, Inc.	5,100	200,628
Nippon Express Holdings, Inc.	17,200	977,733
Nissan Chemical Corp.	4,900	191,370
Ono Pharmaceutical Co. Ltd.	12,600	224,866
Sompo Holdings, Inc.	29,700	1,452,768
Sumitomo Chemical Co. Ltd.	362,100	883,547
Takeda Pharmaceutical Co. Ltd.	52,200	1,501,055
Tokio Marine Holdings, Inc.	7,100	177,727
Tosoh Corp.	26,300	335,979
Unicharm Corp.	7,900	285,673
Yamato Holdings Co. Ltd.	10,200	188,510

Total Japan		13,747,386

Jordan - 0.2%
Hikma Pharmaceuticals PLC	7,914	180,488

Netherlands - 3.4%
Aegon Ltd.	31,486	182,531
JDE Peet’s NV	34,923	939,752
Koninklijke Philips NV	8,432	196,394
NN Group NV	14,746	582,338
OCI NV	10,890	315,658
Randstad NV	4,360	273,179

Total Netherlands		2,489,852

New Zealand - 0.5%
Auckland International Airport Ltd.	64,150	357,426

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International AI Enhanced Value Fund (AIVI)

December 31, 2023

Investments	Shares	Value
Norway - 1.4%
DNB Bank ASA	21,120	$449,198
Telenor ASA	53,264	611,537

Total Norway		1,060,735

Singapore - 3.3%
CapitaLand Integrated Commercial Trust	161,300	251,897
DBS Group Holdings Ltd.	10,700	271,008
Mapletree Pan Asia Commercial Trust	168,200	200,193
Oversea-Chinese Banking Corp. Ltd.	113,100	1,114,624
Seatrium Ltd.*	2,662,700	238,192
United Overseas Bank Ltd.	16,200	349,397

Total Singapore		2,425,311

Spain - 3.7%
Aena SME SA(b)	2,758	499,951
Enagas SA(a)	107,457	1,811,992
Redeia Corp. SA	12,855	211,726
Repsol SA	11,273	167,489

Total Spain		2,691,158

Sweden - 1.0%
Boliden AB	9,893	308,732
Essity AB, Class B	7,846	194,635
Investor AB, Class B	8,692	201,390

Total Sweden		704,757

Switzerland - 7.4%
Baloise Holding AG, Registered Shares	2,027	317,422
SGS SA, Registered Shares	3,484	300,278
Sonova Holding AG, Registered Shares	595	193,986
Swiss Prime Site AG, Registered Shares	2,168	231,444
Swiss Re AG	18,383	2,065,344
Zurich Insurance Group AG	4,371	2,283,006

Total Switzerland		5,391,480

United Kingdom - 19.4%
Aviva PLC	390,013	2,161,278
British American Tobacco PLC	62,582	1,831,339
CK Hutchison Holdings Ltd.	103,500	554,709
Coca-Cola Europacific Partners PLC	3,144	209,830
Haleon PLC	41,325	169,449
Imperial Brands PLC	56,068	1,291,204
J Sainsbury PLC	116,940	451,101
Legal & General Group PLC	172,215	551,264
M&G PLC	261,133	740,352
Melrose Industries PLC	52,642	380,771
Phoenix Group Holdings PLC	214,704	1,464,867
Reckitt Benckiser Group PLC	7,252	501,071
RELX PLC	6,458	256,035
Rolls-Royce Holdings PLC*	60,220	230,075
Schroders PLC	201,632	1,105,017
Shell PLC	16,321	535,026
St. James’s Place PLC	107,652	938,137
Taylor Wimpey PLC	105,282	197,361
United Utilities Group PLC	46,104	622,704

Total United Kingdom		14,191,590

United States - 0.9%
GSK PLC	36,557	675,835

TOTAL COMMON STOCKS (Cost: $70,522,419)		72,262,803

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
iShares MSCI EAFE Value ETF (Cost: $114,434)	2,257	117,590

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $1,723,036)	1,723,036	1,723,036

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $72,359,889)		74,103,429
Other Assets less Liabilities - (1.4)%		(1,036,456)

NET ASSETS - 100.0%		$73,066,973

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,472,511 and the total market value of the collateral held by the Fund was $3,729,333. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,006,297.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International AI Enhanced Value Fund (AIVI)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$72,262,803	$—	$—	$72,262,803
Exchange-Traded Fund	117,590	—	—	117,590
Investment of Cash Collateral for Securities Loaned	—	1,723,036	—	1,723,036

Total Investments in Securities	$72,380,393	$1,723,036	$—	$74,103,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 8.0%
AGL Energy Ltd.	27,823	$179,978
ALS Ltd.	13,267	116,328
Ampol Ltd.	15,533	383,152
ANZ Group Holdings Ltd.	126,542	2,238,086
APA Group(a)	47,901	279,132
Aristocrat Leisure Ltd.	7,613	212,049
AUB Group Ltd.	4,260	80,664
Aurizon Holdings Ltd.	54,270	140,718
Australian Clinical Labs Ltd.(a)(b)	36,335	71,652
Bank of Queensland Ltd.(a)	30,395	126,099
Bapcor Ltd.(a)	20,844	78,795
Bendigo & Adelaide Bank Ltd.	47,290	312,035
BlueScope Steel Ltd.	12,027	192,035
Brambles Ltd.	49,850	462,606
Brickworks Ltd.(a)	9,460	180,483
CAR Group Ltd.	12,631	268,388
Centuria Capital Group(a)	134,538	161,113
Challenger Ltd.	17,608	77,976
Champion Iron Ltd.(a)	21,774	124,654
Charter Hall Group(a)	19,878	163,308
Cleanaway Waste Management Ltd.	85,824	157,532
Cochlear Ltd.	773	157,535
Coles Group Ltd.	58,784	646,192
Commonwealth Bank of Australia	55,582	4,240,168
Computershare Ltd.	9,580	159,435
CSL Ltd.	6,210	1,214,649
CSR Ltd.	43,926	197,821
Dexus(a)	47,742	250,189
Eagers Automotive Ltd.(a)	14,002	138,346
Endeavour Group Ltd.(a)	75,600	268,761
First Resources Ltd.	106,300	115,237
Goodman Group	21,953	378,985
GPT Group	86,551	274,029
GUD Holdings Ltd.(a)	8,615	70,541
Harvey Norman Holdings Ltd.(a)	98,930	283,520
Helia Group Ltd.	52,680	156,366
IDP Education Ltd.(a)	7,147	97,681
IGO Ltd.(a)	37,072	228,929
Iluka Resources Ltd.	12,934	58,248
Incitec Pivot Ltd.	166,522	322,699
Insignia Financial Ltd.(a)	47,534	75,898
Insurance Australia Group Ltd.	48,825	188,567
IPH Ltd.	23,310	101,955
IVE Group Ltd.(a)	47,395	64,680
JB Hi-Fi Ltd.(a)	10,465	378,676
Lottery Corp. Ltd.	93,678	309,378
Lovisa Holdings Ltd.(a)	5,357	89,446
Macquarie Group Ltd.	12,538	1,571,010
McMillan Shakespeare Ltd.	9,114	99,254
Medibank Pvt Ltd.	94,112	228,614
Metcash Ltd.	68,510	163,150
Mineral Resources Ltd.(a)	5,297	253,009
Mirvac Group(a)	137,932	196,706
Monadelphous Group Ltd.(a)	8,649	87,580
MyState Ltd.	47,583	101,950
National Australia Bank Ltd.	123,389	2,584,770
New Hope Corp. Ltd.	76,017	267,650
Nine Entertainment Co. Holdings Ltd.(a)	147,065	202,707
Northern Star Resources Ltd.	17,212	160,314
NRW Holdings Ltd.	50,938	103,577
Orica Ltd.	11,936	129,824
Origin Energy Ltd.	51,070	295,159
Orora Ltd.	45,134	80,073
Pilbara Minerals Ltd.(a)	151,957	409,567
Premier Investments Ltd.	6,767	127,396
QBE Insurance Group Ltd.	46,583	470,749
Qube Holdings Ltd.	83,646	184,926
Ramsay Health Care Ltd.(a)	3,475	124,747
REA Group Ltd.(a)	1,618	199,997
Reece Ltd.(a)	8,533	130,366
Reliance Worldwide Corp. Ltd.	42,948	129,824
Rio Tinto Ltd.	16,034	1,484,229
Rio Tinto PLC	56,562	4,212,387
Santos Ltd.	120,645	625,648
Scentre Group	314,516	641,684
SEEK Ltd.(a)	8,594	156,748
Seven Group Holdings Ltd.	9,611	241,993
Sims Ltd.(a)	11,041	117,226
SmartGroup Corp. Ltd.(a)	15,781	93,898
Sonic Healthcare Ltd.	16,693	365,406
Steadfast Group Ltd.	38,599	153,287
Stockland	120,896	367,095
Suncorp Group Ltd.	36,408	344,075
Super Retail Group Ltd.	19,725	212,254
Telstra Group Ltd.	565,813	1,528,886
TPG Telecom Ltd.	51,079	180,542
Transurban Group	121,688	1,138,393
Treasury Wine Estates Ltd.(a)	13,767	101,266
Ventia Services Group Pty. Ltd.	76,556	164,027
Vicinity Ltd.	240,844	335,253
Viva Energy Group Ltd.(c)	103,202	245,765
Waypoint REIT Ltd.	38,300	63,767
Wesfarmers Ltd.	49,141	1,912,628
Westpac Banking Corp.	162,792	2,543,757
Whitehaven Coal Ltd.	61,067	310,018
Woodside Energy Group Ltd.	145,642	3,086,705
Woolworths Group Ltd.	25,121	637,657
Worley Ltd.	23,232	276,782
Yancoal Australia Ltd.(a)	131,005	442,487

Total Australia		46,761,496

Austria - 0.7%
ANDRITZ AG	4,916	306,278
BAWAG Group AG*(c)	4,009	212,482
CA Immobilien Anlagen AG	3,171	113,667
Erste Group Bank AG	25,171	1,021,283
Oesterreichische Post AG	4,452	160,816
OMV AG	17,141	753,037
Telekom Austria AG*	43,063	363,907
UNIQA Insurance Group AG	28,823	237,522
Verbund AG	5,487	509,445
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,959	174,439
Voestalpine AG	7,888	248,857
Wienerberger AG	3,420	114,168

Total Austria		4,215,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2023

Investments	Shares	Value
Belgium - 1.0%
Ackermans & van Haaren NV	616	$108,058
Aedifica SA	2,958	207,980
Ageas SA	14,137	613,882
Anheuser-Busch InBev SA	18,241	1,177,159
Bekaert SA	2,369	121,739
bpost SA	14,485	74,628
Cofinimmo SA	2,314	182,510
Colruyt Group NV	2,656	119,705
D’ieteren Group	925	180,757
Euronav NV	19,420	342,593
KBC Group NV	22,585	1,464,977
Melexis NV	1,880	189,503
Solvay SA(a)	4,950	151,628
Tessenderlo Group SA	3,870	120,769
UCB SA	2,512	218,938
Warehouses De Pauw CVA	7,269	228,846
Xior Student Housing NV(b)	3,746	122,899

Total Belgium		5,626,571

China - 0.5%
BOC Aviation Ltd.(a)(c)	26,600	203,369
BOC Hong Kong Holdings Ltd.	470,444	1,277,243
CITIC Telecom International Holdings Ltd.	564,000	236,910
Prosus NV*	10,581	315,409
Qingdao Port International Co. Ltd., Class H(c)	180,000	97,508
Wilmar International Ltd.	221,700	600,007

Total China		2,730,446

Denmark - 1.4%
Alm Brand AS	64,678	114,340
Carlsberg AS, Class B	3,956	496,409
Chr Hansen Holding AS	1,225	102,780
Coloplast AS, Class B	3,680	420,986
D/S Norden AS	4,949	235,410
Danske Bank AS	25,943	693,520
Dfds AS	3,807	125,803
DSV AS	1,396	245,239
H Lundbeck AS	21,994	106,770
Novo Nordisk AS, Class B	40,352	4,174,314
Novozymes AS, Class B	3,342	183,781
Pandora AS	2,390	330,503
Royal Unibrew AS	1,803	120,523
Scandinavian Tobacco Group AS(c)	7,815	135,841
Spar Nord Bank AS	8,227	129,957
Sydbank AS	3,650	158,800
Topdanmark AS	3,695	176,527
Tryg AS	22,757	495,381

Total Denmark		8,446,884

Egypt - 0.0%
Energean PLC(a)	18,922	251,831

Finland - 1.5%
Cargotec OYJ, Class B	2,341	136,281
Citycon OYJ*(a)	25,711	147,689
Elisa OYJ	9,020	417,190
Huhtamaki OYJ(a)	1,833	74,372
Kemira OYJ	7,086	131,425
Kesko OYJ, Class B	17,566	347,822
Kone OYJ, Class B	14,344	715,565
Konecranes OYJ	4,691	211,318
Metsa Board OYJ, Class B(a)	21,827	173,359
Metso OYJ	19,631	198,855
Nokia OYJ	132,318	446,096
Nordea Bank Abp	294,916	3,649,779
Orion OYJ, Class B	3,783	164,105
Outokumpu OYJ(a)	25,287	125,253
Sampo OYJ, Class A	15,486	677,593
TietoEVRY OYJ	6,397	152,211
UPM-Kymmene OYJ	18,663	702,184
Valmet OYJ(a)	10,434	300,942
Wartsila OYJ Abp	13,180	191,091

Total Finland		8,963,130

France - 12.3%
Accor SA	5,714	218,394
Aeroports de Paris SA	2,626	339,975
Air Liquide SA	10,170	1,978,584
Airbus SE	7,556	1,166,707
Alten SA	761	113,150
Amundi SA(c)	12,083	822,205
Antin Infrastructure Partners SA	10,069	153,271
Arkema SA	2,595	295,256
AXA SA	144,243	4,698,879
BioMerieux	1,192	132,464
BNP Paribas SA	63,294	4,376,151
Bollore SE	38,862	242,763
Bouygues SA	16,245	612,285
Bureau Veritas SA	18,533	468,206
Capgemini SE	2,500	521,257
Carrefour SA	18,345	335,687
Cie de Saint-Gobain SA	15,330	1,128,840
Cie Generale des Etablissements Michelin SCA	34,970	1,253,917
Coface SA	20,534	268,565
Credit Agricole SA	195,838	2,780,305
Danone SA	26,447	1,714,318
Dassault Aviation SA	959	189,837
Dassault Systemes SE	6,564	320,745
Edenred SE	4,591	274,568
Eiffage SA	5,001	535,973
Eramet SA	1,347	106,389
EssilorLuxottica SA	6,449	1,293,698
Eurazeo SE	2,829	224,535
Gaztransport & Technigaz SA	1,773	234,830
Gecina SA	2,624	319,136
Getlink SE	21,614	395,504
Hermes International SCA	816	1,729,596
Imerys SA	2,880	90,606
Interparfums SA	3,156	175,708
Ipsen SA	1,035	123,364
IPSOS SA	2,989	187,377
Kering SA	3,548	1,563,800
Klepierre SA	17,277	471,019
L’Oreal SA	9,064	4,512,155
La Francaise des Jeux SAEM(c)	8,174	296,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2023

Investments	Shares	Value
Legrand SA	6,961	$723,579
LVMH Moet Hennessy Louis Vuitton SE	6,773	5,488,645
Metropole Television SA	8,967	128,176
Nexans SA	1,467	128,426
Orange SA	116,946	1,331,116
Pernod Ricard SA	5,288	933,162
Publicis Groupe SA	11,303	1,048,812
Remy Cointreau SA	801	101,755
Rexel SA	22,746	622,380
Rubis SCA	12,415	308,570
Safran SA	4,305	758,315
Sanofi SA	39,127	3,879,575
Schneider Electric SE	14,061	2,823,495
SCOR SE	6,692	195,601
SEB SA	1,186	148,043
Societe BIC SA	1,747	121,289
Societe Generale SA	47,614	1,263,638
Sodexo SA(a)	2,565	282,266
Sopra Steria Group SACA	706	154,261
SPIE SA	5,925	185,225
Teleperformance SE	1,766	257,605
Television Francaise 1 SA(a)	16,406	129,307
Thales SA	3,405	503,831
TotalEnergies SE	131,133	8,923,135
Valeo SE	3,875	59,564
Veolia Environnement SA	35,441	1,118,121
Verallia SA(c)	5,786	222,808
Vinci SA	25,495	3,202,139
Vivendi SE	32,219	344,376
Wendel SE	2,078	185,129

Total France		72,238,889

Georgia - 0.0%
Bank of Georgia Group PLC	4,430	224,483

Germany - 9.1%
Allianz SE, Registered Shares	21,885	5,849,206
Aurubis AG	605	49,629
Bayer AG, Registered Shares	42,398	1,575,060
Bayerische Motoren Werke AG	62,734	6,983,965
Beiersdorf AG	1,540	230,848
Bilfinger SE	2,935	112,892
Brenntag SE	3,893	357,880
Carl Zeiss Meditec AG, Bearer Shares	1,686	184,084
Commerzbank AG	18,073	214,816
Continental AG	4,071	345,912
CTS Eventim AG & Co. KGaA	2,390	165,271
Daimler Truck Holding AG	27,387	1,029,209
Dermapharm Holding SE	2,555	119,500
Deutsche Bank AG, Registered Shares	40,533	553,595
Deutsche Boerse AG	2,951	607,957
Deutsche Post AG, Registered Shares	46,594	2,308,690
Deutsche Telekom AG, Registered Shares	188,689	4,533,468
Deutz AG	25,249	133,878
DWS Group GmbH & Co. KGaA(c)	10,826	416,171
E.ON SE	130,797	1,755,492
Evonik Industries AG	19,571	399,953
Fielmann Group AG	769	41,318
Freenet AG	9,092	254,502
Fresenius Medical Care AG	8,274	346,950
Fresenius SE & Co. KGaA	16,286	504,989
GEA Group AG	2,846	118,491
Hamborner REIT AG	16,783	126,253
Hannover Rueck SE	3,951	944,035
Heidelberg Materials AG	7,116	636,244
Henkel AG & Co. KGaA	5,842	419,340
HOCHTIEF AG	3,769	417,592
Infineon Technologies AG	11,140	465,159
K & S AG, Registered Shares	9,493	150,061
Kloeckner & Co. SE	13,683	103,840
Knorr-Bremse AG	3,636	236,171
Lanxess AG	4,677	146,572
Mercedes-Benz Group AG	73,869	5,104,042
Merck KGaA	1,500	238,770
MTU Aero Engines AG	785	169,311
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	4,240	1,756,862
Mutares SE & Co. KGaA	2,907	113,677
Puma SE	2,861	159,664
Rheinmetall AG	655	207,658
RWE AG	12,491	568,209
SAP SE	14,748	2,272,322
Siemens AG, Registered Shares	30,657	5,754,385
Siemens Healthineers AG(c)	17,738	1,030,659
Siltronic AG	1,550	151,445
Sixt SE	1,217	136,049
Stroeer SE & Co. KGaA	3,643	216,303
Suedzucker AG	9,419	147,643
Symrise AG	1,606	176,768
Talanx AG	9,522	680,020
thyssenkrupp AG	13,537	94,387
Traton SE	13,716	323,027
United Internet AG, Registered Shares	2,589	65,893
Vonovia SE	24,514	772,846
Wacker Neuson SE	3,764	75,923

Total Germany		53,054,856

Hong Kong - 1.7%
AIA Group Ltd.	175,565	1,530,015
Bank of East Asia Ltd.	123,000	151,849
CLP Holdings Ltd.	97,500	804,743
Dah Sing Financial Holdings Ltd.	56,000	114,746
Hang Lung Group Ltd.	111,000	151,250
Hang Seng Bank Ltd.	73,000	851,201
Hong Kong & China Gas Co. Ltd.	788,570	603,908
Hong Kong Exchanges & Clearing Ltd.	24,629	845,301
Kowloon Development Co. Ltd.	111,000	84,012
Link REIT	116,073	651,824
MTR Corp. Ltd.	190,053	737,474
Power Assets Holdings Ltd.	127,000	735,956
Sun Hung Kai Properties Ltd.	119,500	1,292,401
Swire Pacific Ltd., Class A	48,000	406,324
Swire Pacific Ltd., Class B	207,500	271,580
Swire Properties Ltd.	238,600	482,789
Techtronic Industries Co. Ltd.	39,500	470,699

Total Hong Kong		10,186,072

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2023

Investments	Shares	Value
Indonesia - 0.0%
Bumitama Agri Ltd.	139,200	$63,844

Ireland - 0.5%
AIB Group PLC	40,561	173,846
Bank of Ireland Group PLC	20,844	189,222
CRH PLC	20,964	1,445,817
Glanbia PLC	9,903	163,106
Kenmare Resources PLC	18,124	91,147
Kerry Group PLC, Class A	1,437	124,863
Kingspan Group PLC	1,488	128,868
Smurfit Kappa Group PLC	8,320	329,762

Total Ireland		2,646,631

Israel - 0.8%
Amot Investments Ltd.	43,669	236,239
Ashtrom Group Ltd.	5,219	81,469
Azrieli Group Ltd.	4,634	301,392
Bank Hapoalim BM	66,088	596,662
Bank Leumi Le-Israel BM	50,102	405,029
Bezeq The Israeli Telecommunication Corp. Ltd.	119,252	163,136
Delek Group Ltd.	1,706	221,725
Elbit Systems Ltd.	717	152,922
FIBI Holdings Ltd.	3,911	171,063
First International Bank of Israel Ltd.	8,135	333,903
Gav-Yam Lands Corp. Ltd.	20,343	166,149
Harel Insurance Investments & Financial Services Ltd.	10,059	79,279
ICL Group Ltd.	114,174	580,556
Israel Discount Bank Ltd., Class A	69,497	349,328
Mehadrin Ltd.*‡	0	3
Mivne Real Estate KD Ltd.	43,940	131,177
Mizrahi Tefahot Bank Ltd.	12,347	480,041
Newmed Energy LP	54,034	152,758
Oil Refineries Ltd.	229,907	78,021
Phoenix Holdings Ltd.	11,963	121,760
Plus500 Ltd.	8,072	171,126

Total Israel		4,973,738

Italy - 4.2%
A2A SpA	188,543	387,181
ACEA SpA	12,943	197,734
Amplifon SpA	2,292	79,348
Anima Holding SpA(c)	21,558	95,399
Assicurazioni Generali SpA	97,685	2,061,578
Azimut Holding SpA	7,888	205,987
Banca Generali SpA	4,788	177,924
Banca IFIS SpA	6,092	105,654
Banca Mediolanum SpA	53,833	507,488
Banca Popolare di Sondrio SpA	22,945	148,529
Banco BPM SpA	75,011	396,158
BPER Banca	49,496	165,449
Brembo SpA	12,237	150,045
Credito Emiliano SpA	33,258	295,377
De’ Longhi SpA	2,466	83,139
DiaSorin SpA(a)	307	31,620
Enav SpA(c)	40,585	154,044
Enel SpA	750,839	5,581,959
Eni SpA	145,593	2,468,409
ERG SpA	8,313	265,020
Ferrari NV	1,447	487,840
FinecoBank Banca Fineco SpA	21,450	321,893
Hera SpA	62,886	206,456
Infrastrutture Wireless Italiane SpA(c)	29,069	367,672
Intesa Sanpaolo SpA	863,843	2,522,545
Iren SpA	78,043	170,093
Italgas SpA	70,046	400,809
Mediobanca Banca di Credito Finanziario SpA	51,821	641,420
Moncler SpA	5,009	308,199
Piaggio & C SpA	41,122	135,277
Poste Italiane SpA(c)	94,025	1,067,210
PRADA SpA	36,600	209,282
Prysmian SpA	5,442	247,494
Recordati Industria Chimica & Farmaceutica SpA	6,132	330,760
Saras SpA	85,789	153,143
Snam SpA	152,573	784,553
Technogym SpA(c)	13,769	137,878
Terna - Rete Elettrica Nazionale	63,122	526,723
UniCredit SpA	56,348	1,529,044
Unieuro SpA(a)(c)	2,933	33,631
Unipol Gruppo SpA	35,701	203,574
UnipolSai Assicurazioni SpA(a)	129,464	323,208
Zignago Vetro SpA	8,806	138,715

Total Italy		24,805,461

Japan - 17.8%
77 Bank Ltd.	5,500	135,764
ABC-Mart, Inc.	4,200	73,436
ADEKA Corp.	7,600	154,717
Advantest Corp.	5,100	173,533
Aeon Co. Ltd.	11,400	254,798
Aeon Delight Co. Ltd.	1,400	35,353
AGC, Inc.(a)	6,300	233,982
Air Water, Inc.	11,500	157,148
Aisin Corp.	7,100	248,435
Ajinomoto Co., Inc.	7,600	293,261
Amada Co. Ltd.	17,300	180,387
Amano Corp.	4,800	113,786
Aozora Bank Ltd.(a)	4,600	99,942
ARE Holdings, Inc.(a)	6,000	83,033
Asahi Group Holdings Ltd.(a)	8,200	305,828
Asahi Kasei Corp.	37,764	278,315
Astellas Pharma, Inc.	49,000	585,998
Azbil Corp.	2,500	82,742
Bandai Namco Holdings, Inc.	15,600	312,764
Benesse Holdings, Inc.	3,000	55,476
Bridgestone Corp.(a)	26,200	1,085,317
Canon Marketing Japan, Inc.(a)	4,200	127,388
Canon, Inc.(a)	35,400	908,980
Capcom Co. Ltd.	4,200	135,730
Casio Computer Co. Ltd.	12,200	105,878
Central Japan Railway Co.	4,500	114,399
Chiba Bank Ltd.(a)	21,700	156,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2023

Investments	Shares	Value
Chubu Electric Power Co., Inc.	26,400	$341,095
Chugai Pharmaceutical Co. Ltd.	24,300	920,773
Citizen Watch Co. Ltd.	17,500	104,394
CKD Corp.	6,100	109,902
COMSYS Holdings Corp.	5,300	116,917
Concordia Financial Group Ltd.	35,200	160,944
Cosmo Energy Holdings Co. Ltd.	3,500	140,665
Dai-ichi Life Holdings, Inc.	20,533	435,769
Daicel Corp.	10,700	103,676
Daido Steel Co. Ltd.	20,000	212,938
Daifuku Co. Ltd.	6,400	129,494
Daiichi Sankyo Co. Ltd.	12,200	335,072
Daiichikosho Co. Ltd.	3,100	45,880
Daikin Industries Ltd.	3,200	521,719
Daishi Hokuetsu Financial Group, Inc.	9,200	250,262
Daito Trust Construction Co. Ltd.	2,100	243,545
Daiwa House Industry Co. Ltd.	21,200	642,406
Daiwa Securities Group, Inc.	44,400	298,908
DCM Holdings Co. Ltd.	11,100	101,804
Denka Co. Ltd.	3,100	54,884
Denso Corp.	78,000	1,176,805
Dentsu Group, Inc.(a)	7,000	179,642
Dentsu Soken, Inc.(a)	2,600	107,703
Disco Corp.	1,400	347,368
DMG Mori Co. Ltd.(a)	7,800	149,411
Doutor Nichires Holdings Co. Ltd.	9,900	153,015
Dowa Holdings Co. Ltd.	2,100	76,743
East Japan Railway Co.	3,000	172,982
Ebara Corp.(a)	3,200	189,485
EDION Corp.	11,400	127,116
Electric Power Development Co. Ltd.	8,500	137,979
ENEOS Holdings, Inc.	85,300	339,070
Exedy Corp.	11,100	204,237
FANUC Corp.	18,200	535,362
Fast Retailing Co. Ltd.	2,400	595,659
Fuji Electric Co. Ltd.	5,300	228,158
FUJIFILM Holdings Corp.	7,000	420,705
Fujikura Ltd.	14,500	111,542
Fujitec Co. Ltd.(a)	5,300	134,436
Fujitsu Ltd.	2,600	392,361
Fukuoka Financial Group, Inc.	5,900	139,235
Furuya Metal Co. Ltd.	300	20,322
G-Tekt Corp.	9,600	116,851
GS Yuasa Corp.	4,400	61,952
Gunze Ltd.	5,200	184,423
Hachijuni Bank Ltd.	26,600	148,245
Hakuhodo DY Holdings, Inc.	9,400	72,044
Hamamatsu Photonics KK	2,700	111,080
Hankyu Hanshin Holdings, Inc.	3,300	105,077
Haseko Corp.	24,300	315,772
Heiwa Corp.	8,600	128,042
Hioki EE Corp.(a)	2,000	89,658
Hirose Electric Co. Ltd.	700	79,270
Hitachi Construction Machinery Co. Ltd.	6,700	177,124
Hitachi Ltd.	17,100	1,233,558
Honda Motor Co. Ltd.	114,500	1,190,644
Horiba Ltd.	2,000	156,476
Hoya Corp.	3,100	387,555
HU Group Holdings, Inc.	8,300	156,810
Hulic Co. Ltd.(a)	16,600	173,854
Ichibanya Co. Ltd.	3,700	138,573
Idemitsu Kosan Co. Ltd.	38,755	210,984
IHI Corp.(a)	5,100	99,880
Iida Group Holdings Co. Ltd.	7,200	107,837
Iino Kaiun Kaisha Ltd.(a)	14,200	119,559
INFRONEER Holdings, Inc.	13,100	130,415
Inpex Corp.(a)	49,200	664,643
Isetan Mitsukoshi Holdings Ltd.(a)	11,500	125,131
Isuzu Motors Ltd.	28,500	367,116
ITOCHU Corp.(a)	39,100	1,599,445
IwaiCosmo Holdings, Inc.(a)	19,100	249,013
Izumi Co. Ltd.	4,600	118,083
Japan Airlines Co. Ltd.	10,000	196,836
Japan Exchange Group, Inc.	13,300	281,415
Japan Post Holdings Co. Ltd.	134,800	1,204,289
Japan Post Insurance Co. Ltd.	9,000	159,852
Japan Tobacco, Inc.(a)	121,344	3,137,316
JFE Holdings, Inc.	18,600	288,605
Joshin Denki Co. Ltd.	11,000	189,445
JTEKT Corp.	16,100	136,298
K’s Holdings Corp.	11,100	104,008
Kaga Electronics Co. Ltd.	2,100	91,311
Kajima Corp.	16,300	272,457
Kakaku.com, Inc.	9,000	111,463
Kamigumi Co. Ltd.	8,400	200,556
Kaneka Corp.(a)	3,800	96,550
Kansai Electric Power Co., Inc.	19,865	263,777
Kao Corp.(a)	10,200	419,634
Kawasaki Heavy Industries Ltd.	4,600	101,769
KDDI Corp.	53,900	1,715,104
Keyence Corp.	1,100	484,693
Kikkoman Corp.	1,600	97,988
Kintetsu Group Holdings Co. Ltd.	3,400	107,851
Kirin Holdings Co. Ltd.(a)	19,300	282,833
Kobayashi Pharmaceutical Co. Ltd.	2,200	105,958
Kobe Steel Ltd.	23,900	309,303
Koei Tecmo Holdings Co. Ltd.(a)	7,600	86,712
Komatsu Ltd.	47,400	1,239,972
Konami Group Corp.	2,800	146,634
Kose Corp.	1,300	97,514
Kubota Corp.(a)	21,800	328,206
Kurabo Industries Ltd.	6,000	123,081
Kuraray Co. Ltd.(a)	14,800	149,648
KYB Corp.	3,600	125,252
Kyowa Kirin Co. Ltd.	9,600	161,385
Kyudenko Corp.	4,800	173,165
Kyushu Financial Group, Inc.	17,400	100,564
Kyushu Railway Co.	8,000	176,309
Lawson, Inc.	2,300	118,818
Lintec Corp.	7,800	152,149
M3, Inc.	7,800	129,078
Macnica Holdings, Inc.	2,500	131,880
Marubeni Corp.	74,500	1,177,637
Marui Group Co. Ltd.	7,200	120,758
Mazda Motor Corp.	22,900	247,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2023

Investments	Shares	Value
Medipal Holdings Corp.	6,700	$108,617
MEIJI Holdings Co. Ltd.	6,400	152,033
MEITEC Group Holdings, Inc.	6,800	136,357
MINEBEA MITSUMI, Inc.	6,700	137,750
Mitsubishi Chemical Group Corp.	49,900	305,814
Mitsubishi Corp.	147,000	2,349,727
Mitsubishi Electric Corp.	43,600	618,218
Mitsubishi Estate Co. Ltd.	21,500	296,315
Mitsubishi Gas Chemical Co., Inc.	11,200	179,186
Mitsubishi Heavy Industries Ltd.	6,400	374,113
Mitsubishi Logistics Corp.	3,700	111,514
Mitsubishi Materials Corp.	3,000	52,082
Mitsubishi Shokuhin Co. Ltd.	3,100	105,767
Mitsubishi UFJ Financial Group, Inc.	409,800	3,521,582
Mitsuboshi Belting Ltd.	3,700	115,084
Mitsui Chemicals, Inc.	5,900	175,016
Mitsui Fudosan Co. Ltd.	14,300	350,755
Mitsui High-Tec, Inc.	500	26,103
Mitsui Mining & Smelting Co. Ltd.	2,000	61,498
Miura Co. Ltd.	4,500	89,630
Mizuho Financial Group, Inc.	91,830	1,571,428
Mizuho Medy Co. Ltd.(a)	3,000	66,818
Mizuno Corp.(a)	3,800	105,930
MS&AD Insurance Group Holdings, Inc.	16,330	642,404
Murata Manufacturing Co. Ltd.	25,600	543,487
Musashi Seimitsu Industry Co. Ltd.	6,200	66,407
Nabtesco Corp.(a)	2,000	40,821
NEC Corp.	4,300	254,682
NGK Insulators Ltd.	4,900	58,582
NHK Spring Co. Ltd.(a)	16,900	143,491
Nichirei Corp.	5,500	135,530
Nikkon Holdings Co. Ltd.	6,300	137,637
Nikon Corp.	9,000	89,119
Nintendo Co. Ltd.	27,300	1,425,030
Nippon Denko Co. Ltd.(a)	23,600	46,202
Nippon Electric Glass Co. Ltd.(a)	9,500	204,245
Nippon Express Holdings, Inc.	3,900	221,695
Nippon Gas Co. Ltd.	7,900	130,425
Nippon Kayaku Co. Ltd.	17,800	169,882
Nippon Light Metal Holdings Co. Ltd.	7,900	98,232
Nippon Paint Holdings Co. Ltd.	24,600	198,922
Nippon Shinyaku Co. Ltd.	2,300	81,507
Nippon Steel Corp.	55,400	1,269,272
Nippon Telegraph & Telephone Corp.	1,926,800	2,354,856
Nishi-Nippon Financial Holdings, Inc.	13,400	155,025
Nishimatsu Construction Co. Ltd.	5,600	155,948
Nissan Chemical Corp.	3,400	132,788
Nissan Motor Co. Ltd.	60,600	238,222
Nisshin Oillio Group Ltd.	3,300	100,418
Nisshin Seifun Group, Inc.	9,500	127,931
Nisshinbo Holdings, Inc.	24,100	195,819
Nissin Foods Holdings Co. Ltd.	5,400	188,491
Niterra Co. Ltd.	14,200	337,323
Nitto Denko Corp.	5,600	419,067
Noevir Holdings Co. Ltd.	1,900	69,272
NOF Corp.	4,300	213,688
Nomura Holdings, Inc.	80,600	364,581
Nomura Real Estate Holdings, Inc.	10,800	284,134
Nomura Research Institute Ltd.	10,900	317,073
Noritake Co. Ltd.	3,400	165,201
NSK Ltd.	19,400	104,995
Obayashi Corp.	16,900	146,248
Obic Co. Ltd.	1,600	275,727
Oji Holdings Corp.	24,000	92,439
Okamura Corp.	9,800	151,539
Oki Electric Industry Co. Ltd.	18,600	120,192
OKUMA Corp.	2,200	94,801
Okuwa Co. Ltd.	18,600	109,109
Olympus Corp.	8,800	127,368
Omron Corp.	3,600	168,100
Ono Pharmaceutical Co. Ltd.	13,100	233,789
Open House Group Co. Ltd.	2,900	86,046
Oracle Corp.	3,400	262,151
Oriental Land Co. Ltd.	4,000	148,986
Osaka Gas Co. Ltd.	10,400	217,251
OSG Corp.	8,900	127,648
Otsuka Corp.	5,000	206,164
Otsuka Holdings Co. Ltd.	10,900	408,924
Panasonic Holdings Corp.	44,100	436,840
Penta-Ocean Construction Co. Ltd.	17,800	99,985
Persol Holdings Co. Ltd.	103,000	176,878
Pigeon Corp.(a)	9,900	114,042
Pola Orbis Holdings, Inc.(a)	9,300	104,491
Recruit Holdings Co. Ltd.	9,200	389,130
Resona Holdings, Inc.	51,800	263,262
Resonac Holdings Corp.(a)	5,300	105,639
Ricoh Co. Ltd.	10,700	82,197
Rohm Co. Ltd.	4,800	92,013
San-In Godo Bank Ltd.	21,000	148,064
Sankyo Co. Ltd.	3,800	221,644
Santen Pharmaceutical Co. Ltd.	11,200	111,619
Sanwa Holdings Corp.	12,900	195,678
SBI Holdings, Inc.	14,400	323,995
SCREEN Holdings Co. Ltd.	3,400	287,715
SCSK Corp.	9,500	188,410
Secom Co. Ltd.	4,500	324,142
Sega Sammy Holdings, Inc.	11,100	155,265
Seiko Epson Corp.	11,000	164,672
Sekisui Chemical Co. Ltd.	13,600	196,070
Sekisui House Ltd.	19,000	422,102
Senko Group Holdings Co. Ltd.	11,900	96,395
Seria Co. Ltd.	7,900	147,319
Seven & i Holdings Co. Ltd.	14,200	563,548
SG Holdings Co. Ltd.	11,700	167,973
Shibusawa Warehouse Co. Ltd.	10,400	214,816
Shiga Bank Ltd.	5,400	133,679
Shimadzu Corp.	5,800	162,176
Shimano, Inc.	800	123,904
Shin-Etsu Chemical Co. Ltd.	52,700	2,211,845
Shionogi & Co. Ltd.	7,000	337,537
Shiseido Co. Ltd.	4,100	123,657
SMC Corp.	600	322,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2023

Investments	Shares	Value
Sodick Co. Ltd.	20,500	$106,004
SoftBank Corp.	174,700	2,180,342
Sojitz Corp.	15,500	350,174
Sompo Holdings, Inc.	11,000	538,062
Sony Group Corp.	5,900	561,207
St. Marc Holdings Co. Ltd.(a)	13,200	198,683
Starts Corp., Inc.	6,000	124,741
Subaru Corp.	25,900	475,084
SUMCO Corp.(a)	8,200	122,988
Sumitomo Bakelite Co. Ltd.	2,800	147,031
Sumitomo Corp.	59,000	1,287,303
Sumitomo Electric Industries Ltd.	22,400	285,283
Sumitomo Forestry Co. Ltd.(a)	7,900	235,521
Sumitomo Heavy Industries Ltd.	3,600	90,779
Sumitomo Mitsui Financial Group, Inc.	34,300	1,673,883
Sumitomo Mitsui Trust Holdings, Inc.	25,014	480,124
Sumitomo Realty & Development Co. Ltd.	8,300	246,916
Sumitomo Rubber Industries Ltd.	6,700	72,807
Sun Frontier Fudousan Co. Ltd.	17,900	207,339
Sundrug Co. Ltd.	4,800	154,303
Suzuki Motor Corp.	9,200	393,698
Sysmex Corp.	2,600	144,920
T&D Holdings, Inc.	12,900	205,011
Taiheiyo Cement Corp.	5,400	111,309
Taisei Corp.	7,100	242,844
Taiyo Yuden Co. Ltd.	3,100	82,019
Takara Holdings, Inc.	18,100	159,071
Takara Standard Co. Ltd.(a)	12,700	147,017
Takashimaya Co. Ltd.	15,200	207,170
Takeda Pharmaceutical Co. Ltd.	50,100	1,440,668
TDK Corp.	6,400	304,928
Teijin Ltd.	6,600	62,568
Terumo Corp.	7,300	239,329
TIS, Inc.	5,400	119,008
Tobu Railway Co. Ltd.	3,800	102,129
Tocalo Co. Ltd.	14,200	150,481
Toda Corp.	17,200	113,805
Toho Co. Ltd.	1,900	64,272
Tokio Marine Holdings, Inc.	49,400	1,236,577
Tokuyama Corp.	9,900	167,903
Tokyo Electron Ltd.	7,800	1,397,283
Tokyo Gas Co. Ltd.	9,900	227,381
Tokyo Ohka Kogyo Co. Ltd.	3,600	79,467
Tokyo Seimitsu Co. Ltd.	2,800	172,214
Tokyo Steel Manufacturing Co. Ltd.	4,300	52,736
Tokyo Tatemono Co. Ltd.	6,200	92,881
Tokyu Corp.(a)	8,400	102,542
Tokyu Fudosan Holdings Corp.	18,200	116,367
Toray Industries, Inc.	24,300	126,361
Tosoh Corp.	16,800	214,618
Toyo Seikan Group Holdings Ltd.	13,600	220,621
Toyo Suisan Kaisha Ltd.	1,400	72,294
Toyo Tire Corp.	7,000	117,180
Toyoda Gosei Co. Ltd.	6,300	118,220
Toyota Boshoku Corp.	3,100	49,200
Toyota Motor Corp.	297,850	5,472,978
Toyota Tsusho Corp.	11,100	654,127
Transcosmos, Inc.	4,000	85,544
Trend Micro, Inc.	3,100	165,972
Tsumura & Co.	5,400	101,753
Tsuruha Holdings, Inc.(a)	900	82,512
UBE Corp.	7,400	120,201
Ulvac, Inc.	900	43,015
Unicharm Corp.	4,700	169,957
USS Co. Ltd.	13,100	263,524
Wacoal Holdings Corp.(a)	5,900	140,197
Welcia Holdings Co. Ltd.	5,300	92,707
West Japan Railway Co.	3,000	125,145
Yakult Honsha Co. Ltd.	7,400	166,235
Yamada Holdings Co. Ltd.	24,900	77,431
Yamaguchi Financial Group, Inc.(a)	15,900	142,500
Yamaha Motor Co. Ltd.(a)	36,600	326,980
Yamato Holdings Co. Ltd.	7,300	134,914
Yaskawa Electric Corp.(a)	3,800	158,760
Yokogawa Electric Corp.	10,600	202,180
Yokohama Rubber Co. Ltd.(a)	7,100	162,820
Yondoshi Holdings, Inc.	12,000	172,535
ZOZO, Inc.	5,500	123,865

Total Japan		104,526,071

Jersey - 0.0%
Ithaca Energy PLC(a)	148,691	273,333

Jordan - 0.0%
Hikma Pharmaceuticals PLC	8,506	193,989

Netherlands - 2.6%
Aalberts NV	4,082	177,030
Aegon Ltd.(a)	74,846	433,898
Akzo Nobel NV	4,298	355,229
ASM International NV	242	125,630
ASML Holding NV	3,050	2,296,772
BE Semiconductor Industries NV	2,996	451,586
CTP NV(c)	11,655	196,725
Euronext NV(c)	2,767	240,399
Ferrovial SE	16,295	594,369
Heineken Holding NV	6,389	540,613
Heineken NV	9,112	925,429
IMCD NV	1,282	223,116
ING Groep NV, Series N	235,019	3,511,536
JDE Peet’s NV(a)	9,639	259,379
Koninklijke Ahold Delhaize NV	41,486	1,192,203
Koninklijke Heijmans NV	7,938	106,277
Koninklijke KPN NV	193,436	666,251
Koninklijke Vopak NV	6,401	215,237
Randstad NV	6,701	419,856
RHI Magnesita NV	3,661	161,480
SBM Offshore NV(a)	12,685	174,455
Signify NV(c)	4,538	151,991
Universal Music Group NV(a)	28,924	824,653
Wolters Kluwer NV(a)	4,952	704,018

Total Netherlands		14,948,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2023

Investments	Shares	Value
Norway - 1.9%
Aker ASA, Class A	3,913	$256,610
Aker BP ASA	37,592	1,093,813
Atea ASA*	7,133	90,746
Austevoll Seafood ASA	13,944	101,810
DNB Bank ASA	108,344	2,304,352
DNO ASA	116,437	115,454
Equinor ASA	73,389	2,327,980
Gjensidige Forsikring ASA	16,114	297,505
Hoegh Autoliners ASA	24,628	223,710
Kongsberg Gruppen ASA	5,912	270,926
Leroy Seafood Group ASA	28,455	117,231
Mowi ASA	15,235	273,026
MPC Container Ships ASA	65,473	85,905
Orkla ASA	33,551	260,461
Protector Forsikring ASA	7,227	128,092
Rana Gruber ASA	14,572	114,645
SpareBank 1 Nord Norge	21,171	215,135
SpareBank 1 Oestlandet	8,699	113,580
SpareBank 1 SR-Bank ASA	21,558	273,622
Sparebanken Vest	12,729	137,120
Storebrand ASA	16,213	143,744
Telenor ASA	88,104	1,011,543
Var Energi ASA	194,607	616,261
Veidekke ASA	12,562	126,415
Wallenius Wilhelmsen ASA	49,267	431,754

Total Norway		11,131,440

Portugal - 0.4%
Altri SGPS SA(a)	19,617	99,682
EDP - Energias de Portugal SA	133,869	673,586
Galp Energia SGPS SA	23,725	349,612
Jeronimo Martins SGPS SA	12,155	309,359
Navigator Co. SA	93,424	366,156
NOS SGPS SA	41,247	145,803
REN - Redes Energeticas Nacionais SGPS SA	66,715	171,345
Semapa-Sociedade de Investimento & Gestao	12,714	188,197
Sonae SGPS SA	74,751	74,688

Total Portugal		2,378,428

Singapore - 2.5%
CapitaLand Investment Ltd.	158,800	380,417
City Developments Ltd.(a)	26,300	132,587
ComfortDelGro Corp. Ltd.	135,800	144,129
DBS Group Holdings Ltd.	134,676	3,411,057
Genting Singapore Ltd.	342,500	259,647
Keppel Corp. Ltd.	111,500	597,608
Keppel Infrastructure Trust	395,520	149,920
Netlink NBN Trust(b)	371,800	236,761
Oversea-Chinese Banking Corp. Ltd.	277,995	2,739,697
Raffles Medical Group Ltd.	127,900	104,717
Sembcorp Industries Ltd.	65,100	262,058
Sheng Siong Group Ltd.	177,100	214,813
Singapore Airlines Ltd.(a)	211,500	1,051,808
Singapore Exchange Ltd.	53,600	399,430
Singapore Technologies Engineering Ltd.	101,877	300,433
Singapore Telecommunications Ltd.	761,300	1,425,526
United Overseas Bank Ltd.	101,901	2,197,774
Venture Corp. Ltd.	23,300	240,401
Wing Tai Holdings Ltd.	112,200	109,725

Total Singapore		14,358,508

Spain - 5.0%
Acciona SA(a)	1,581	232,802
Acerinox SA	15,361	180,800
ACS Actividades de Construccion y Servicios SA	13,416	595,171
Aena SME SA(c)	5,817	1,054,466
Amadeus IT Group SA	7,538	540,246
Atresmedia Corp. de Medios de Comunicacion SA	31,683	125,785
Banco Bilbao Vizcaya Argentaria SA	390,996	3,552,923
Banco de Sabadell SA	155,240	190,864
Banco Santander SA	358,213	1,495,548
Bankinter SA	36,675	234,814
CaixaBank SA	312,002	1,284,177
Cia de Distribucion Integral Logista Holdings SA	9,234	249,704
CIE Automotive SA(a)	5,275	149,871
Corp. ACCIONA Energias Renovables SA	7,248	224,823
Enagas SA(a)	22,058	371,953
Endesa SA(a)	100,691	2,053,275
Faes Farma SA	43,736	152,669
Fluidra SA	11,398	237,337
Fomento de Construcciones y Contratas SA	15,413	247,898
Gestamp Automocion SA(c)	28,032	108,627
Grupo Catalana Occidente SA	7,541	257,402
Iberdrola SA	325,636	4,269,803
Industria de Diseno Textil SA	127,770	5,565,195
Inmobiliaria Colonial Socimi SA(a)	22,203	160,649
Mapfre SA	175,054	375,725
Merlin Properties Socimi SA	50,422	560,329
Naturgy Energy Group SA(a)	54,819	1,635,007
Redeia Corp. SA	22,712	374,074
Repsol SA	49,916	741,629
Sacyr SA	42,612	147,145
Telefonica SA	357,781	1,396,717
Unicaja Banco SA(a)(c)	112,556	110,658
Viscofan SA(a)	2,462	145,773

Total Spain		29,023,859

Sweden - 2.5%
AAK AB	5,463	121,860
AFRY AB	7,399	102,566
Alfa Laval AB	6,761	270,632
Assa Abloy AB, Class B	14,769	425,432
Atlas Copco AB, Class A	40,051	689,716
Atlas Copco AB, Class B	24,183	358,503
Avanza Bank Holding AB(a)	5,614	130,074
Axfood AB	8,670	234,863
Billerud Aktiebolag	10,477	106,456
Dometic Group AB(c)	13,018	116,412
Epiroc AB, Class A	19,025	381,714
Essity AB, Class B	15,065	373,716
Evolution AB(c)	4,027	480,386

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2023

Investments	Shares	Value
H & M Hennes & Mauritz AB, Class B	48,464	$849,359
Hexpol AB	18,477	223,678
Hufvudstaden AB, Class A	10,218	144,076
Husqvarna AB, Class B(a)	26,641	219,359
Indutrade AB	6,022	156,438
Investment AB Latour, Class B(a)	8,401	218,656
Lifco AB, Class B	8,593	210,778
Lindab International AB	3,562	70,372
Loomis AB	4,635	123,074
NCC AB, Class B	10,235	127,559
Nibe Industrier AB, Class B(a)	8,581	60,284
Nordnet AB publ	11,585	196,573
Peab AB, Class B	30,111	170,606
Saab AB, Class B	2,295	138,367
Sagax AB, Class B	5,741	158,025
Sandvik AB	22,988	497,495
Securitas AB, Class B	14,862	145,378
Skandinaviska Enskilda Banken AB, Class A	121,591	1,674,646
Skanska AB, Class B	14,188	256,720
SKF AB, Class B	13,276	265,181
Svenska Cellulosa AB SCA, Class B	4,912	73,647
Svenska Handelsbanken AB, Class A	79,252	860,712
Sweco AB, Class B	9,777	131,067
Swedbank AB, Class A	67,820	1,368,130
Thule Group AB(a)(c)	6,533	177,945
Trelleborg AB, Class B	7,332	245,616
Volvo AB, Class A	12,489	330,880
Volvo AB, Class B	57,856	1,502,395
Wihlborgs Fastigheter AB	19,567	182,994

Total Sweden		14,572,340

Switzerland - 10.0%
ABB Ltd., Registered Shares	58,094	2,574,593
Accelleron Industries AG	4,928	153,757
Adecco Group AG, Registered Shares	9,522	466,908
Allreal Holding AG, Registered Shares	924	165,116
Baloise Holding AG, Registered Shares	2,822	441,917
Banque Cantonale Vaudoise, Registered Shares(a)	3,639	469,116
BKW AG	1,489	264,487
Cembra Money Bank AG	1,235	96,259
Cie Financiere Richemont SA, Class A, Registered Shares	8,566	1,178,060
Clariant AG, Registered Shares*	4,339	64,029
Coca-Cola HBC AG*	13,802	405,560
DKSH Holding AG	2,312	160,424
DSM-Firmenich AG	4,059	412,507
EFG International AG*	17,515	224,751
Flughafen Zurich AG, Registered Shares	874	182,349
Galenica AG(c)	2,122	183,420
Geberit AG, Registered Shares	864	553,313
Georg Fischer AG, Registered Shares	3,259	236,589
Givaudan SA, Registered Shares	137	567,110
Helvetia Holding AG, Registered Shares(a)	3,262	449,196
Holcim AG, Registered Shares*	27,717	2,174,154
Julius Baer Group Ltd.	10,598	593,710
Kuehne & Nagel International AG, Registered Shares	7,714	2,656,113
Logitech International SA, Registered Shares	2,920	276,717
Nestle SA, Registered Shares	86,499	10,021,407
Novartis AG, Registered Shares	94,418	9,520,888
OC Oerlikon Corp. AG, Registered Shares(a)	41,656	187,876
Partners Group Holding AG	740	1,066,500
PSP Swiss Property AG, Registered Shares	1,751	244,659
Roche Holding AG	19,091	5,545,951
Roche Holding AG, Bearer Shares(a)	3,606	1,119,953
Schindler Holding AG, Participation Certificate	1,152	287,846
Schindler Holding AG, Registered Shares	712	168,769
SFS Group AG	1,760	217,896
SGS SA, Registered Shares	8,913	768,192
SIG Group AG*	6,598	151,692
Sika AG, Registered Shares	1,577	512,832
Sonova Holding AG, Registered Shares	828	269,950
Stadler Rail AG	3,018	108,578
STMicroelectronics NV	6,592	329,468
Straumann Holding AG, Registered Shares	1,050	169,168
Sulzer AG, Registered Shares	2,416	246,580
Swatch Group AG, Bearer Shares	1,207	327,832
Swiss Life Holding AG, Registered Shares	1,558	1,081,057
Swiss Prime Site AG, Registered Shares	3,649	389,548
Swiss Re AG	19,510	2,191,963
Swisscom AG, Registered Shares	2,377	1,429,052
UBS Group AG, Registered Shares	84,895	2,632,638
VAT Group AG(c)	672	336,539
Vontobel Holding AG, Registered Shares	3,353	217,119
Zurich Insurance Group AG	8,220	4,293,367

Total Switzerland		58,787,475

United Kingdom - 13.3%
4imprint Group PLC	2,276	132,596
Admiral Group PLC	9,094	311,157
Airtel Africa PLC(c)	179,886	298,573
Antofagasta PLC	28,106	601,757
Ashmore Group PLC	54,559	154,961
Ashtead Group PLC	6,452	449,250
Associated British Foods PLC	13,021	392,902
Assura PLC	192,788	118,263
AstraZeneca PLC	40,207	5,433,122

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2023

Investments	Shares	Value
Auto Trader Group PLC(c)	20,306	$186,742
BAE Systems PLC	92,264	1,306,149
Balfour Beatty PLC	21,088	89,036
Barclays PLC	600,286	1,176,793
Beazley PLC	11,184	74,423
Bellway PLC	7,053	230,893
Berkeley Group Holdings PLC	3,738	223,393
Big Yellow Group PLC	10,919	170,097
Bodycote PLC	14,826	112,362
BP PLC	577,021	3,428,935
British American Tobacco PLC	169,636	4,964,063
British Land Co. PLC	54,422	277,231
Britvic PLC	15,106	161,856
BT Group PLC(a)	517,241	814,992
Bunzl PLC	7,963	323,824
Burberry Group PLC	9,805	176,992
Centrica PLC	143,519	257,330
Clarkson PLC	2,197	88,643
Close Brothers Group PLC	6,975	70,600
Compass Group PLC	35,490	970,907
Computacenter PLC	3,871	137,778
ConvaTec Group PLC(c)	49,289	153,440
Cranswick PLC	2,739	132,963
DCC PLC	3,519	259,202
Derwent London PLC	3,188	95,912
Diageo PLC	48,485	1,765,255
Diploma PLC	4,247	193,932
Drax Group PLC	18,153	113,324
DS Smith PLC	110,883	434,380
Dunelm Group PLC	8,509	118,995
Games Workshop Group PLC	1,694	213,144
Genus PLC	1,707	47,221
Grainger PLC	40,837	137,644
Greggs PLC	5,931	196,733
Haleon PLC	54,955	225,337
Halma PLC	5,036	146,630
Harbour Energy PLC(a)	53,887	211,993
Hargreaves Lansdown PLC	16,941	158,517
Hays PLC	141,508	196,991
Helical PLC	43,686	123,355
Howden Joinery Group PLC	18,715	194,108
HSBC Holdings PLC	1,261,128	10,216,841
IMI PLC	8,970	192,565
Imperial Brands PLC	59,534	1,371,024
Inchcape PLC	12,326	112,428
Informa PLC	36,625	364,739
InterContinental Hotels Group PLC	3,615	326,736
Intertek Group PLC	3,356	181,653
Investec PLC	26,994	183,003
ITV PLC	209,982	169,391
J Sainsbury PLC	108,083	416,935
Johnson Matthey PLC	9,168	198,393
Land Securities Group PLC	32,199	289,301
Lloyds Banking Group PLC	3,017,086	1,835,012
London Stock Exchange Group PLC	4,848	573,154
LondonMetric Property PLC	35,391	86,398
Mondi PLC	20,635	404,447
Morgan Sindall Group PLC	4,705	132,854
National Grid PLC	233,537	3,149,802
NatWest Group PLC	569,364	1,592,460
Next PLC	3,337	345,340
Pagegroup PLC	24,916	154,685
Pan African Resources PLC	114,453	24,599
Pearson PLC	15,925	195,744
Pennon Group PLC	12,376	118,564
Primary Health Properties PLC	162,276	214,730
Prudential PLC	39,230	443,692
PZ Cussons PLC	70,541	137,766
QinetiQ Group PLC	28,526	112,368
Reckitt Benckiser Group PLC	27,893	1,927,243
Redde Northgate PLC	23,476	108,785
Redrow PLC	19,109	149,937
RELX PLC	42,912	1,701,301
Renishaw PLC	2,733	124,658
Rentokil Initial PLC	33,469	188,073
Rightmove PLC	16,218	119,004
Rotork PLC	34,991	144,347
RS Group PLC	9,611	100,418
RWS Holdings PLC	40,045	128,032
Safestore Holdings PLC	7,589	85,522
Sage Group PLC	27,711	414,197
Savills PLC	8,559	105,728
Schroders PLC	59,157	324,202
Serco Group PLC	56,410	116,568
Serica Energy PLC	35,358	103,491
Severn Trent PLC	8,991	295,598
Shell PLC	179,294	5,877,521
Smith & Nephew PLC	20,517	282,082
Smiths Group PLC	14,148	318,062
Spectris PLC	3,720	179,210
Spirax-Sarco Engineering PLC	1,327	177,709
Spirent Communications PLC	27,602	43,386
SSE PLC	72,801	1,722,492
St. James’s Place PLC	29,269	255,066
Standard Chartered PLC	47,177	400,901
Tate & Lyle PLC	15,292	128,467
TBC Bank Group PLC	5,183	186,986
Telecom Plus PLC	3,166	65,061
Tesco PLC	324,105	1,200,256
TORM PLC, Class A(a)	7,155	216,505
Travis Perkins PLC	23,660	249,920
Unilever PLC	107,064	5,186,436
Unite Group PLC	14,739	196,160
United Utilities Group PLC	25,536	344,902
Vesuvius PLC	19,945	122,349
Victrex PLC	3,631	70,450
Virgin Money U.K. PLC	92,083	193,043
Vodafone Group PLC	2,115,176	1,848,669
Weir Group PLC	5,206	125,200
WH Smith PLC	10,114	171,997
Whitbread PLC	4,890	227,907
Wincanton PLC	10,357	41,194
Workspace Group PLC	4,445	32,186

Total United Kingdom		77,800,541

United States - 1.7%
GSK PLC	182,101	3,366,527
Stellantis NV	274,269	6,407,843

Total United States		9,774,370

TOTAL COMMON STOCKS (Cost: $470,802,262)		582,958,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

December 31, 2023

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%

United States - 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d) (Cost: $15,348,420)	15,348,420	$15,348,420

TOTAL INVESTMENTS IN SECURITIES - 102.0% (Cost: $486,150,682)		598,307,139
Other Assets less Liabilities - (2.0)%		(11,968,236)

NET ASSETS - 100.0%		$586,338,903

*	Non-income producing security.
‡	Share amount represents a fractional share.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $27,562,238 and the total market value of the collateral held by the Fund was $29,219,466. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,871,046.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$582,958,719	$—	$—	$582,958,719
Investment of Cash Collateral for Securities Loaned	—	15,348,420	—	15,348,420

Total Investments in Securities	$582,958,719	$15,348,420	$—	$598,307,139

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 7.1%
Altium Ltd.	40,008	$1,278,979
ARB Corp. Ltd.(a)	156	3,828
Aristocrat Leisure Ltd.	160,717	4,476,534
Beach Energy Ltd.	1,327,590	1,449,409
Brambles Ltd.	880,651	8,172,404
Breville Group Ltd.(a)	56,300	1,046,076
Brickworks Ltd.	79,474	1,516,245
CAR Group Ltd.	171,150	3,636,659
Champion Iron Ltd.(a)	336,501	1,926,440
Charter Hall Group(a)	533,773	4,385,208
Cochlear Ltd.	15,605	3,180,259
Coles Group Ltd.	1,157,699	12,726,186
CSL Ltd.	107,853	21,095,569
Dicker Data Ltd.	130,533	1,065,267
Goodman Group	616,027	10,634,751
IDP Education Ltd.(a)	82,319	1,125,092
Mineral Resources Ltd.(a)	132,937	6,349,667
Netwealth Group Ltd.	120,211	1,263,200
Pilbara Minerals Ltd.(a)	4,100,763	11,052,711
Pinnacle Investment Management Group Ltd.(a)	169,131	1,163,298
Pro Medicus Ltd.(a)	7,355	480,940
REA Group Ltd.(a)	28,196	3,485,242
SEEK Ltd.	182,726	3,332,778
Seven Group Holdings Ltd.	157,674	3,970,027
Sims Ltd.(a)	124,174	1,318,400
Tabcorp Holdings Ltd.	1,521,107	866,669
Technology One Ltd.	102,771	1,077,833
Wesfarmers Ltd.	792,780	30,855,974

Total Australia		142,935,645

Austria - 0.3%
Kontron AG	60,085	1,427,017
Wienerberger AG	101,383	3,384,421

Total Austria		4,811,438

Belgium - 0.7%
Bekaert SA	59,101	3,037,102
D’ieteren Group(a)	23,534	4,598,840
Tessenderlo Group SA(a)	65,683	2,049,728
UCB SA	43,120	3,758,205

Total Belgium		13,443,875

China - 0.4%
Prosus NV*	265,164	7,904,270

Denmark - 3.9%
Chr Hansen Holding AS	35,333	2,964,509
Coloplast AS, Class B	67,849	7,761,813
Dfds AS	39,000	1,288,759
Novo Nordisk AS, Class B	529,176	54,741,939
Novozymes AS, Class B	81,209	4,465,782
Pandora AS	41,072	5,679,668
Royal Unibrew AS	14,889	995,270

Total Denmark		77,897,740

Finland - 1.4%
Metsa Board OYJ, Class B	557,578	4,428,527
Orion OYJ, Class B	66,981	2,905,610
UPM-Kymmene OYJ	530,513	19,960,224

Total Finland		27,294,361

France - 11.6%
Airbus SE	239,058	36,912,467
Alten SA	11,710	1,741,112
Arkema SA	68,577	7,802,620
BioMerieux	17,362	1,929,401
Carrefour SA(a)	530,314	9,703,966
Eramet SA	34,886	2,755,383
Gaztransport & Technigaz SA	25,270	3,346,950
Hermes International SCA	14,083	29,850,364
Interparfums SA	39,811	2,216,452
Ipsen SA	13,538	1,613,618
Kering SA	72,429	31,923,473
La Francaise des Jeux SAEM(b)	158,918	5,765,022
LVMH Moet Hennessy Louis Vuitton SE	116,360	94,294,809
SEB SA	28,295	3,531,937

Total France		233,387,574

Germany - 5.2%
AIXTRON SE	29,928	1,278,098
Aurubis AG	19,082	1,565,322
Bechtle AG	41,650	2,088,334
Bilfinger SE	22,893	880,554
Carl Zeiss Meditec AG, Bearer Shares	12,812	1,398,861
Deutsche Post AG, Registered Shares	1,321,943	65,501,062
Fielmann Group AG	29,985	1,611,100
Gerresheimer AG	8,215	856,198
Hugo Boss AG	24,750	1,844,363
Knorr-Bremse AG	92,001	5,975,780
Merck KGaA	28,460	4,530,265
Nemetschek SE	16,738	1,451,066
Puma SE	45,779	2,554,785
Rheinmetall AG	14,484	4,591,929
Siltronic AG	24,116	2,356,285
Stroeer SE & Co. KGaA	54,519	3,237,063
Symrise AG	30,059	3,308,514

Total Germany		105,029,579

Hong Kong - 0.6%
Techtronic Industries Co. Ltd.	963,500	11,481,476

Ireland - 0.2%
Kerry Group PLC, Class A	52,205	4,536,185

Israel - 0.5%
Hilan Ltd.	23,535	1,243,775
Isramco Negev 2 LP	3,930,634	1,648,271
Matrix IT Ltd.	98,579	1,867,058
Maytronics Ltd.	60,450	688,790
Newmed Energy LP	1,031,091	2,914,967
Plus500 Ltd.	115,829	2,455,565

Total Israel		10,818,426

Italy - 1.3%
Amplifon SpA	156	5,401
Brunello Cucinelli SpA	10,171	995,456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2023

Investments	Shares	Value
Carel Industries SpA(b)	13,230	$362,440
Davide Campari-Milano NV	185,604	2,094,356
De’ Longhi SpA	69,179	2,332,295
DiaSorin SpA	10,631	1,094,967
Ferrari NV	22,787	7,682,392
Moncler SpA	108,021	6,646,426
Piaggio & C SpA	649,385	2,136,248
Reply SpA	36	4,752
Salcef Group SpA	29,130	793,199
Salvatore Ferragamo SpA(a)	79,512	1,072,440
Technogym SpA(b)	145,182	1,453,802

Total Italy		26,674,174

Japan - 15.0%
Advantest Corp.	135,200	4,600,329
ARE Holdings, Inc.(a)	52,100	721,004
AZ-COM MARUWA Holdings, Inc.	13,500	146,414
BayCurrent Consulting, Inc.	31,300	1,099,208
Benefit One, Inc.	109,800	1,653,075
C Uyemura & Co. Ltd.	10,900	855,114
Capcom Co. Ltd.	65,400	2,113,508
Casio Computer Co. Ltd.	100,800	874,796
Daiwabo Holdings Co. Ltd.	69,500	1,521,822
Dentsu Soken, Inc.(a)	23,600	977,614
Dexerials Corp.	28,400	831,170
Dip Corp.	37,800	860,675
Disco Corp.	22,200	5,508,271
FANUC Corp.	536,100	15,769,660
Fast Retailing Co. Ltd.	50,800	12,608,115
Food & Life Cos. Ltd.	24,900	511,670
Fujimi, Inc.	37,100	825,000
Fujitsu Ltd.	59,600	8,994,113
Goldwin, Inc.(a)	9,300	668,574
Hoya Corp.	37,100	4,638,158
Ibiden Co. Ltd.	19,200	1,064,321
Internet Initiative Japan, Inc.	56,900	1,163,992
Kadokawa Corp.	37,300	759,599
Kakaku.com, Inc.	108,091	1,338,678
Katitas Co. Ltd.	42,600	661,451
Keyence Corp.	26,300	11,588,566
Kobe Bussan Co. Ltd.	30,400	898,329
Koei Tecmo Holdings Co. Ltd.(a)	83,400	951,546
Lasertec Corp.	13,900	3,664,796
M3, Inc.	59,000	976,358
MEITEC Group Holdings, Inc.	88,300	1,770,635
MINEBEA MITSUMI, Inc.	157,500	3,238,145
MISUMI Group, Inc.	70,000	1,186,445
Mitsui Chemicals, Inc.	164,500	4,879,692
MonotaRO Co. Ltd.(a)	120,000	1,310,399
Murata Manufacturing Co. Ltd.	861,900	18,298,104
NET One Systems Co. Ltd.	55,300	942,783
Nextage Co. Ltd.(a)	17,000	312,073
NGK Insulators Ltd.	208,800	2,496,329
NHK Spring Co. Ltd.	194,800	1,653,962
Nihon M&A Center Holdings, Inc.	231,200	1,275,388
Nippon Gas Co. Ltd.	77,200	1,274,528
Nippon Steel Corp.	1,067,700	24,462,129
Nomura Research Institute Ltd.	163,900	4,767,725
NSD Co. Ltd.	53,600	1,030,711
Obic Co. Ltd.(a)	25,400	4,377,167
Oracle Corp.	43,700	3,369,407
Organo Corp.	10,600	439,098
Pan Pacific International Holdings Corp.	86,400	2,061,637
Persol Holdings Co. Ltd.	1,546,400	2,655,578
Pilot Corp.	22,900	682,387
Relo Group, Inc.	57,500	693,157
Sanrio Co. Ltd.	5,600	233,525
SG Holdings Co. Ltd.	350,700	5,034,876
Shin-Etsu Chemical Co. Ltd.	1,001,600	42,037,645
Shinko Electric Industries Co. Ltd.	42,100	1,637,654
SMC Corp.	18,700	10,049,028
Sysmex Corp.	36,100	2,012,156
Taiyo Yuden Co. Ltd.	69,100	1,828,224
Takara Bio, Inc.	76,000	674,933
Takara Holdings, Inc.	172,300	1,514,255
TDK Corp.	164,700	7,847,141
TechnoPro Holdings, Inc.	66,600	1,754,994
Toei Animation Co. Ltd.(a)	11,800	1,584,438
Tokyo Electron Ltd.	204,900	36,705,558
Tokyo Ohka Kogyo Co. Ltd.	37,400	825,570
Tokyo Seimitsu Co. Ltd.	27,100	1,666,790
Topcon Corp.	87,800	946,631
Tosoh Corp.	321,700	4,109,673
Ulvac, Inc.	24,300	1,161,395
Yaskawa Electric Corp.	78,700	3,288,005
ZOZO, Inc.(a)	157,200	3,540,289

Total Japan		300,476,185

Netherlands - 7.8%
ASM International NV	6,640	3,447,025
ASML Holding NV	87,073	65,569,452
Corbion NV	24,363	521,566
Heineken Holding NV	166,732	14,108,228
Heineken NV	280,047	28,442,003
SBM Offshore NV(a)	339,525	4,669,451
Signify NV(b)	170,980	5,726,632
Universal Music Group NV(a)	822,225	23,442,473
Wolters Kluwer NV	79,803	11,345,471

Total Netherlands		157,272,301

Norway - 0.8%
Aker ASA, Class A	79,887	5,238,904
Atea ASA*	148,861	1,893,798
DNO ASA	2,371,292	2,351,282
Kongsberg Gruppen ASA	104,017	4,766,733
TOMRA Systems ASA	122,533	1,489,479

Total Norway		15,740,196

Singapore - 0.5%
Singapore Technologies Engineering Ltd.	2,706,377	7,981,053
StarHub Ltd.	1,857,500	1,563,054

Total Singapore		9,544,107

Spain - 6.7%
CIE Automotive SA	72,396	2,056,886
Endesa SA(a)	1,978,577	40,346,829
Industria de Diseno Textil SA	2,052,690	89,407,694
Laboratorios Farmaceuticos Rovi SA	19,638	1,305,926
Viscofan SA	34,300	2,030,877

Total Spain		135,148,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2023

Investments	Shares	Value
Sweden - 3.8%
Alfa Laval AB	150,774	$6,035,239
Assa Abloy AB, Class B	474,670	13,673,224
Billerud Aktiebolag	298,741	3,035,477
Evolution AB(b)	87,522	10,440,615
Husqvarna AB, Class B(a)	426,438	3,511,247
Investment AB Latour, Class B(a)	259,385	6,751,111
Lagercrantz Group AB, Class B	57,021	764,403
Lindab International AB	60,131	1,187,960
Mycronic AB	30,754	877,042
Nibe Industrier AB, Class B(a)	320,911	2,254,499
Paradox Interactive AB	15,822	353,873
Sandvik AB	715,963	15,494,528
Securitas AB, Class B(a)	468,149	4,579,362
Skanska AB, Class B(a)	412,061	7,455,888

Total Sweden		76,414,468

Switzerland - 14.4%
Clariant AG, Registered Shares*	233,102	3,439,823
Comet Holding AG, Registered Shares	4,490	1,414,778
Givaudan SA, Registered Shares	4,302	17,808,077
Huber & Suhner AG, Registered Shares	14,231	1,149,775
Logitech International SA, Registered Shares	55,398	5,249,860
Novartis AG, Registered Shares	697,641	70,348,472
Partners Group Holding AG	21,843	31,480,495
Roche Holding AG	201,949	58,666,346
Roche Holding AG, Bearer Shares	30,888	9,593,208
SFS Group AG	23,141	2,864,958
SGS SA, Registered Shares	250	21,547
Sika AG, Registered Shares	46,911	15,255,202
Sonova Holding AG, Registered Shares	18,963	6,182,436
Stadler Rail AG	56,866	2,045,865
Straumann Holding AG, Registered Shares	17,366	2,797,873
Swissquote Group Holding SA, Registered Shares	4,446	1,080,796
Tecan Group AG, Registered Shares	2,282	931,074
UBS Group AG, Registered Shares	1,711,783	53,083,273
VAT Group AG(b)	11,899	5,959,043

Total Switzerland		289,372,901

United Kingdom - 15.2%
Admiral Group PLC	271,580	9,292,279
Airtel Africa PLC(b)	3,272,539	5,431,725
AJ Bell PLC	277,915	1,108,915
Ashtead Group PLC	168,529	11,734,599
AstraZeneca PLC	509,233	68,812,024
Auto Trader Group PLC(b)	274,080	2,520,551
Bellway PLC	157,443	5,154,189
Britvic PLC	224,947	2,410,238
Burberry Group PLC	190,316	3,435,425
Bytes Technology Group PLC	99,426	775,699
Coats Group PLC	971,912	958,981
Dechra Pharmaceuticals PLC	20,359	1,001,292
Diageo PLC	1,282,853	46,706,468
Dr. Martens PLC(a)	828,166	935,391
Dunelm Group PLC	172,225	2,408,489
Greggs PLC	53,694	1,781,045
Hays PLC	2,163,548	3,011,834
Howden Joinery Group PLC	410,563	4,258,265
IMI PLC	97,112	2,084,764
Imperial Brands PLC	1,692,995	38,988,414
ITV PLC	7,242,231	5,842,259
JD Sports Fashion PLC	802,313	1,697,317
Kainos Group PLC	50,953	726,845
Mondi PLC	515,667	10,107,096
Moneysupermarket.com Group PLC	517,523	1,848,586
Next PLC	72,287	7,480,854
Redrow PLC	420,762	3,301,463
RELX PLC	785,553	31,144,245
Renishaw PLC	40,765	1,859,387
Rentokil Initial PLC	971,376	5,458,469
Rightmove PLC	334,579	2,455,056
RS Group PLC	306,919	3,206,769
Sage Group PLC	449,826	6,723,561
Savills PLC	168,239	2,078,224
Softcat PLC	88,681	1,537,487
Spirax-Sarco Engineering PLC	30,308	4,058,778
Telecom Plus PLC	90,213	1,853,856
Victrex PLC	67,546	1,310,558

Total United Kingdom		305,501,397

United States - 2.2%
GSK PLC	2,375,897	43,923,551

TOTAL COMMON STOCKS (Cost: $1,633,641,483)		1,999,608,061

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International Quality Dividend Growth Fund(c) (Cost: $868,179)	30,222	1,096,152

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%

United States - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d) (Cost: $32,144,126)	32,144,126	32,144,126

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $1,666,653,788)		2,032,848,339
Other Assets less Liabilities - (1.3)%		(26,260,363)

NET ASSETS - 100.0%		$2,006,587,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2023

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $71,442,875. The Fund also had securities on loan having a total market value of $173,073 that were sold and pending settlement. The total market value of the collateral held by the Fund was $75,606,902. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $43,462,776.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree International Quality Dividend Growth Fund	$1,023,619	$—	$—	$—	$72,533	$1,096,152	$13,751

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/4/2024	405,626	USD	595,959	AUD	$—	$(1,040)
Bank of America NA	1/4/2024	241,713	USD	1,635,555	DKK	—	(663)
Bank of America NA	1/4/2024	2,189,120	USD	1,986,878	EUR	—	(5,769)
Bank of America NA	1/4/2024	1,075,243	USD	845,524	GBP	—	(2,637)
Bank of America NA	1/4/2024	5,066,626	USD	54,713,557	NOK	—	(320,986)
Bank of America NA	1/4/2024	50,392	USD	514,399	NOK	—	(261)
Bank of America NA	1/4/2024	222,619	USD	2,230,576	SEK	1,276	—
Bank of America NA	1/4/2024	31,010	USD	41,042	SGD	—	(105)
Bank of America NA	1/5/2024	848,106	USD	724,883	CHF	—	(13,248)
Bank of America NA	1/9/2024	897,696	USD	127,478,577	JPY	—	(7,106)
Barclays Bank PLC	1/4/2024	1,040,000	ILS	261,057	EUR	440	—
Barclays Bank PLC	1/4/2024	29,426,710	USD	44,335,229	AUD	—	(826,406)
Barclays Bank PLC	1/4/2024	946,460	USD	1,441,679	AUD	—	(37,301)
Barclays Bank PLC	1/4/2024	18,881,980	USD	128,801,199	DKK	—	(205,283)
Barclays Bank PLC	1/4/2024	563,996	USD	3,895,832	DKK	—	(13,334)
Barclays Bank PLC	1/4/2024	166,074,576	USD	151,988,439	EUR	—	(1,825,900)
Barclays Bank PLC	1/4/2024	5,107,947	USD	4,732,966	EUR	—	(120,525)
Barclays Bank PLC	1/4/2024	78,679,083	USD	62,132,708	GBP	—	(528,096)
Barclays Bank PLC	1/4/2024	2,508,901	USD	1,996,636	GBP	—	(36,423)
Barclays Bank PLC	1/4/2024	2,535,778	USD	19,804,609	HKD	—	(541)
Barclays Bank PLC	1/4/2024	73,845	USD	576,770	HKD	—	(20)
Barclays Bank PLC	1/4/2024	1,089,250	USD	4,052,214	ILS	—	(36,095)
Barclays Bank PLC	1/4/2024	63,806	USD	236,879	ILS	—	(1,978)
Barclays Bank PLC	1/4/2024	2,570,867	USD	27,685,430	NOK	—	(155,301)
Barclays Bank PLC	1/4/2024	117,582	USD	1,290,468	NOK	—	(9,490)
Barclays Bank PLC	1/4/2024	16,730,493	USD	175,025,132	SEK	—	(637,503)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2023

Barclays Bank PLC	1/4/2024	519,444	USD	5,426,255	SEK	—	(19,011)
Barclays Bank PLC	1/4/2024	2,229,282	USD	2,970,913	SGD	—	(23,051)
Barclays Bank PLC	1/4/2024	72,357	USD	97,054	SGD	—	(1,222)
Barclays Bank PLC	1/5/2024	66,108,573	USD	57,275,212	CHF	—	(1,949,624)
Barclays Bank PLC	1/5/2024	1,978,914	USD	1,730,001	CHF	—	(76,788)
Barclays Bank PLC	1/9/2024	66,489,805	USD	9,771,873,661	JPY	—	(2,867,810)
Barclays Bank PLC	1/9/2024	2,094,624	USD	303,726,407	JPY	—	(61,128)
Citibank NA	1/4/2024	47,424,153	AUD	32,360,914	USD	—	(3)
Citibank NA	1/4/2024	129,924,918	DKK	19,253,975	USD	—	(186)
Citibank NA	1/4/2024	8,244,491	EUR	8,990,553	USD	117,074	—
Citibank NA	1/4/2024	158,034,181	EUR	174,577,673	USD	1,487	—
Citibank NA	1/4/2024	67,266,158	GBP	85,752,311	USD	—	(976)
Citibank NA	1/4/2024	21,057,933	HKD	2,696,821	USD	7	—
Citibank NA	1/4/2024	7,781,608	ILS	2,161,056	USD	—	(17)
Citibank NA	1/4/2024	40,954,308	NOK	4,032,830	USD	—	(84)
Citibank NA	1/4/2024	179,552,453	SEK	17,817,180	USD	68	—
Citibank NA	1/4/2024	3,134,446	SGD	2,376,438	USD	—	(127)
Citibank NA	1/4/2024	30,652,822	USD	46,182,111	AUD	—	(860,554)
Citibank NA	1/4/2024	3,992,984	USD	6,037,661	AUD	—	(126,946)
Citibank NA	1/4/2024	676,043	USD	986,807	AUD	2,673	—
Citibank NA	1/4/2024	19,668,731	USD	134,165,961	DKK	—	(213,545)
Citibank NA	1/4/2024	402,854	USD	2,703,647	DKK	2,196	—
Citibank NA	1/4/2024	172,994,351	USD	158,323,900	EUR	—	(1,904,860)
Citibank NA	1/4/2024	3,648,533	USD	3,284,786	EUR	19,855	—
Citibank NA	1/4/2024	81,957,380	USD	64,720,243	GBP	—	(548,406)
Citibank NA	1/4/2024	1,792,072	USD	1,401,386	GBP	5,575	—
Citibank NA	1/4/2024	2,641,437	USD	20,629,681	HKD	—	(546)
Citibank NA	1/4/2024	52,746	USD	412,210	HKD	—	(44)
Citibank NA	1/4/2024	1,134,637	USD	4,220,778	ILS	—	(37,520)
Citibank NA	1/4/2024	45,576	USD	164,988	ILS	—	(243)
Citibank NA	1/4/2024	2,677,987	USD	28,838,728	NOK	—	(161,745)
Citibank NA	1/4/2024	83,987	USD	845,812	NOK	700	—
Citibank NA	1/4/2024	17,427,596	USD	182,316,094	SEK	—	(663,893)
Citibank NA	1/4/2024	371,031	USD	3,679,532	SEK	5,906	—
Citibank NA	1/4/2024	2,322,170	USD	3,094,698	SGD	—	(24,007)
Citibank NA	1/4/2024	51,684	USD	68,229	SGD	—	(42)
Citibank NA	1/5/2024	56,932,346	CHF	67,650,885	USD	—	(103)
Citibank NA	1/5/2024	68,863,097	USD	59,661,748	CHF	—	(2,030,940)
Citibank NA	1/5/2024	1,413,510	USD	1,194,707	CHF	—	(6,120)
Citibank NA	1/9/2024	10,086,016,819	JPY	71,588,391	USD	—	(1,089)
Citibank NA	1/9/2024	69,260,214	USD	10,179,035,131	JPY	—	(2,987,302)
Citibank NA	1/9/2024	3,028,834	USD	446,220,364	JPY	—	(138,295)
Citibank NA	1/9/2024	1,496,160	USD	212,394,125	JPY	—	(11,345)
Citibank NA	2/5/2024	35,669,654	USD	52,220,841	AUD	—	(1,399)
Citibank NA	2/5/2024	71,983,502	USD	60,386,096	CHF	—	(2,489)
Citibank NA	2/5/2024	19,308,059	USD	130,085,788	DKK	—	(570)
Citibank NA	2/5/2024	179,733,217	USD	162,497,879	EUR	—	(1,484)
Citibank NA	2/5/2024	87,840,299	USD	68,891,596	GBP	1,472	—
Citibank NA	2/5/2024	2,879,542	USD	22,469,435	HKD	—	(161)
Citibank NA	2/5/2024	2,215,840	USD	7,974,223	ILS	—	(81)
Citibank NA	2/5/2024	75,626,219	USD	10,609,995,519	JPY	647	—
Citibank NA	2/5/2024	4,204,982	USD	42,670,593	NOK	—	(112)
Citibank NA	2/5/2024	19,418,049	USD	195,451,401	SEK	—	(1,605)
Citibank NA	2/5/2024	2,521,279	USD	3,320,860	SGD	8	—
HSBC Holdings PLC	1/4/2024	47,424,222	AUD	32,360,914	USD	44	—
HSBC Holdings PLC	1/4/2024	22,900,738	DKK	3,351,014	USD	42,684	—
HSBC Holdings PLC	1/4/2024	129,923,898	DKK	19,253,975	USD	—	(337)
HSBC Holdings PLC	1/4/2024	158,034,038	EUR	174,577,673	USD	1,329	—
HSBC Holdings PLC	1/4/2024	67,266,053	GBP	85,752,311	USD	—	(1,111)
HSBC Holdings PLC	1/4/2024	21,058,121	HKD	2,696,821	USD	32	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2023

HSBC Holdings PLC	1/4/2024	7,781,500	ILS	2,161,056	USD	—	(47)
HSBC Holdings PLC	1/4/2024	40,954,679	NOK	4,032,830	USD	—	(47)
HSBC Holdings PLC	1/4/2024	24,989,000	SEK	2,249,369	EUR	—	(5,170)
HSBC Holdings PLC	1/4/2024	179,553,077	SEK	17,817,180	USD	130	—
HSBC Holdings PLC	1/4/2024	3,134,569	SGD	2,376,438	USD	—	(33)
HSBC Holdings PLC	1/4/2024	31,878,935	USD	48,029,685	AUD	—	(895,174)
HSBC Holdings PLC	1/4/2024	20,455,480	USD	139,532,454	DKK	—	(222,066)
HSBC Holdings PLC	1/4/2024	179,914,125	USD	164,656,404	EUR	—	(1,980,555)
HSBC Holdings PLC	1/4/2024	85,235,675	USD	67,310,807	GBP	—	(572,579)
HSBC Holdings PLC	1/4/2024	2,747,094	USD	21,455,071	HKD	—	(595)
HSBC Holdings PLC	1/4/2024	1,180,022	USD	4,390,038	ILS	—	(39,140)
HSBC Holdings PLC	1/4/2024	2,785,106	USD	29,991,442	NOK	—	(168,134)
HSBC Holdings PLC	1/4/2024	18,124,700	USD	189,607,380	SEK	—	(690,313)
HSBC Holdings PLC	1/4/2024	2,415,057	USD	3,218,402	SGD	—	(24,904)
HSBC Holdings PLC	1/5/2024	9,405,917	CHF	10,785,591	USD	391,141	—
HSBC Holdings PLC	1/5/2024	56,932,482	CHF	67,650,885	USD	57	—
HSBC Holdings PLC	1/5/2024	71,617,621	USD	62,048,504	CHF	—	(2,112,518)
HSBC Holdings PLC	1/9/2024	10,085,988,184	JPY	71,588,391	USD	—	(1,292)
HSBC Holdings PLC	1/9/2024	72,030,623	USD	10,586,261,428	JPY	—	(3,107,254)
HSBC Holdings PLC	2/5/2024	35,669,654	USD	52,220,917	AUD	—	(1,451)
HSBC Holdings PLC	2/5/2024	71,983,502	USD	60,388,615	CHF	—	(5,492)
HSBC Holdings PLC	2/5/2024	19,308,059	USD	130,093,454	DKK	—	(1,708)
HSBC Holdings PLC	2/5/2024	179,733,217	USD	162,498,761	EUR	—	(2,460)
HSBC Holdings PLC	2/5/2024	87,840,299	USD	68,892,353	GBP	508	—
HSBC Holdings PLC	2/5/2024	2,879,542	USD	22,469,147	HKD	—	(124)
HSBC Holdings PLC	2/5/2024	2,215,840	USD	7,975,110	ILS	—	(328)
HSBC Holdings PLC	2/5/2024	75,626,219	USD	10,609,987,957	JPY	701	—
HSBC Holdings PLC	2/5/2024	4,204,982	USD	42,669,803	NOK	—	(34)
HSBC Holdings PLC	2/5/2024	19,418,049	USD	195,464,994	SEK	—	(2,956)
HSBC Holdings PLC	2/5/2024	2,521,279	USD	3,320,903	SGD	—	(25)
JP Morgan Chase Bank NA	1/4/2024	405,626	USD	597,572	AUD	—	(2,140)
JP Morgan Chase Bank NA	1/4/2024	241,713	USD	1,639,061	DKK	—	(1,182)
JP Morgan Chase Bank NA	1/4/2024	2,189,120	USD	1,991,032	EUR	—	(10,358)
JP Morgan Chase Bank NA	1/4/2024	1,075,243	USD	849,632	GBP	—	(7,873)
JP Morgan Chase Bank NA	1/4/2024	31,648	USD	247,163	HKD	—	(5)
JP Morgan Chase Bank NA	1/4/2024	31,648	USD	247,400	HKD	—	(36)
JP Morgan Chase Bank NA	1/4/2024	3,914,261	USD	14,579,412	ILS	—	(134,603)
JP Morgan Chase Bank NA	1/4/2024	27,345	USD	99,110	ILS	—	(179)
JP Morgan Chase Bank NA	1/4/2024	27,345	USD	98,632	ILS	—	(46)
JP Morgan Chase Bank NA	1/4/2024	50,392	USD	517,721	NOK	—	(588)
JP Morgan Chase Bank NA	1/4/2024	222,619	USD	2,249,843	SEK	—	(636)
JP Morgan Chase Bank NA	1/4/2024	31,010	USD	41,144	SGD	—	(182)
JP Morgan Chase Bank NA	1/5/2024	848,106	USD	725,962	CHF	—	(14,531)
JP Morgan Chase Bank NA	1/9/2024	897,696	USD	127,299,576	JPY	—	(5,835)
Morgan Stanley & Co. International	1/4/2024	47,424,639	AUD	32,360,914	USD	329	—
Morgan Stanley & Co. International	1/4/2024	129,924,822	DKK	19,253,975	USD	—	(200)
Morgan Stanley & Co. International	1/4/2024	158,033,323	EUR	174,577,673	USD	539	—
Morgan Stanley & Co. International	1/4/2024	67,266,580	GBP	85,752,311	USD	—	(438)
Morgan Stanley & Co. International	1/4/2024	21,058,202	HKD	2,696,821	USD	42	—
Morgan Stanley & Co. International	1/4/2024	7,781,824	ILS	2,161,056	USD	43	—
Morgan Stanley & Co. International	1/4/2024	8,330,000	NOK	744,244	EUR	—	(1,900)
Morgan Stanley & Co. International	1/4/2024	40,954,691	NOK	4,032,830	USD	—	(46)
Morgan Stanley & Co. International	1/4/2024	179,553,629	SEK	17,817,180	USD	185	—
Morgan Stanley & Co. International	1/4/2024	3,134,636	SGD	2,376,438	USD	18	—
Morgan Stanley & Co. International	1/4/2024	30,652,822	USD	46,182,807	AUD	—	(861,029)
Morgan Stanley & Co. International	1/4/2024	405,626	USD	612,529	AUD	—	(12,347)
Morgan Stanley & Co. International	1/4/2024	19,668,731	USD	134,171,861	DKK	—	(214,420)
Morgan Stanley & Co. International	1/4/2024	241,713	USD	1,663,455	DKK	—	(4,797)
Morgan Stanley & Co. International	1/4/2024	172,994,351	USD	158,323,031	EUR	—	(1,903,900)
Morgan Stanley & Co. International	1/4/2024	2,189,120	USD	2,021,326	EUR	—	(43,823)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2023

Morgan Stanley & Co. International	1/4/2024	81,957,380	USD	64,720,243	GBP	—	(548,406)
Morgan Stanley & Co. International	1/4/2024	1,075,243	USD	852,422	GBP	—	(11,430)
Morgan Stanley & Co. International	1/4/2024	2,641,437	USD	20,629,826	HKD	—	(565)
Morgan Stanley & Co. International	1/4/2024	31,648	USD	247,343	HKD	—	(29)
Morgan Stanley & Co. International	1/4/2024	1,134,637	USD	4,220,642	ILS	—	(37,482)
Morgan Stanley & Co. International	1/4/2024	27,345	USD	101,721	ILS	—	(904)
Morgan Stanley & Co. International	1/4/2024	2,677,987	USD	28,839,365	NOK	—	(161,808)
Morgan Stanley & Co. International	1/4/2024	50,392	USD	546,885	NOK	—	(3,459)
Morgan Stanley & Co. International	1/4/2024	17,427,596	USD	182,316,094	SEK	—	(663,893)
Morgan Stanley & Co. International	1/4/2024	222,619	USD	2,325,439	SEK	—	(8,138)
Morgan Stanley & Co. International	1/4/2024	2,322,170	USD	3,094,628	SGD	—	(23,955)
Morgan Stanley & Co. International	1/4/2024	31,010	USD	41,441	SGD	—	(407)
Morgan Stanley & Co. International	1/5/2024	56,932,820	CHF	67,650,885	USD	459	—
Morgan Stanley & Co. International	1/5/2024	68,863,097	USD	59,661,679	CHF	—	(2,030,858)
Morgan Stanley & Co. International	1/5/2024	848,106	USD	738,671	CHF	—	(29,632)
Morgan Stanley & Co. International	1/9/2024	10,085,987,468	JPY	71,588,391	USD	—	(1,297)
Morgan Stanley & Co. International	1/9/2024	69,260,214	USD	10,178,950,495	JPY	—	(2,986,702)
Morgan Stanley & Co. International	1/9/2024	897,696	USD	131,321,138	JPY	—	(34,379)
Morgan Stanley & Co. International	2/5/2024	35,669,654	USD	52,222,446	AUD	—	(2,496)
Morgan Stanley & Co. International	2/5/2024	71,983,502	USD	60,387,536	CHF	—	(4,205)
Morgan Stanley & Co. International	2/5/2024	19,308,059	USD	130,095,443	DKK	—	(2,003)
Morgan Stanley & Co. International	2/5/2024	179,733,217	USD	162,496,557	EUR	—	(22)
Morgan Stanley & Co. International	2/5/2024	87,840,299	USD	68,892,299	GBP	576	—
Morgan Stanley & Co. International	2/5/2024	2,879,542	USD	22,470,875	HKD	—	(346)
Morgan Stanley & Co. International	2/5/2024	2,215,840	USD	7,974,666	ILS	—	(204)
Morgan Stanley & Co. International	2/5/2024	75,626,219	USD	10,609,866,199	JPY	1,569	—
Morgan Stanley & Co. International	2/5/2024	4,204,982	USD	42,672,149	NOK	—	(266)
Morgan Stanley & Co. International	2/5/2024	19,418,049	USD	195,451,421	SEK	—	(1,607)
Morgan Stanley & Co. International	2/5/2024	2,521,279	USD	3,321,061	SGD	—	(145)
Standard Chartered Bank	1/4/2024	1,017,000	AUD	628,286	EUR	—	(86)
Standard Chartered Bank	1/4/2024	47,426,374	AUD	32,360,912	USD	1,514	—
Standard Chartered Bank	1/4/2024	129,931,194	DKK	19,253,972	USD	747	—
Standard Chartered Bank	1/4/2024	158,004,572	EUR	174,577,671	USD	—	(31,220)
Standard Chartered Bank	1/4/2024	67,266,737	GBP	85,752,309	USD	—	(236)
Standard Chartered Bank	1/4/2024	21,058,238	HKD	2,696,818	USD	50	—
Standard Chartered Bank	1/4/2024	7,781,747	ILS	2,161,056	USD	21	—
Standard Chartered Bank	1/4/2024	40,955,788	NOK	4,032,828	USD	64	—
Standard Chartered Bank	1/4/2024	179,560,619	SEK	17,817,177	USD	882	—
Standard Chartered Bank	1/4/2024	3,134,780	SGD	2,376,436	USD	129	—
Standard Chartered Bank	1/5/2024	56,939,043	CHF	67,650,884	USD	7,855	—
Standard Chartered Bank	1/9/2024	10,086,088,126	JPY	71,588,389	USD	—	(581)
Standard Chartered Bank	2/5/2024	35,669,652	USD	52,222,673	AUD	—	(2,653)
Standard Chartered Bank	2/5/2024	71,983,502	USD	60,384,080	CHF	—	(86)
Standard Chartered Bank	2/5/2024	19,308,056	USD	130,093,434	DKK	—	(1,708)
Standard Chartered Bank	2/5/2024	179,733,217	USD	162,470,705	EUR	28,573	—
Standard Chartered Bank	2/5/2024	87,840,297	USD	68,892,730	GBP	25	—
Standard Chartered Bank	2/5/2024	2,879,542	USD	22,468,634	HKD	—	(59)
Standard Chartered Bank	2/5/2024	2,215,840	USD	7,973,479	ILS	126	—
Standard Chartered Bank	2/5/2024	75,626,217	USD	10,610,206,992	JPY	—	(862)
Standard Chartered Bank	2/5/2024	4,204,981	USD	42,670,465	NOK	—	(101)
Standard Chartered Bank	2/5/2024	19,418,049	USD	195,445,576	SEK	—	(1,026)
Standard Chartered Bank	2/5/2024	2,521,276	USD	3,320,974	SGD	—	(82)
UBS AG	1/4/2024	1,791,904	USD	1,621,000	EUR	1,266	—
UBS AG	1/4/2024	7,653,022	USD	6,059,769	GBP	—	(72,011)

						$641,022	$(39,233,774)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,999,608,061	$—	$—	$1,999,608,061
Exchange-Traded Fund	1,096,152	—	—	1,096,152
Investment of Cash Collateral for Securities Loaned	—	32,144,126	—	32,144,126

Total Investments in Securities	$2,000,704,213	$32,144,126	$—	$2,032,848,339

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$641,022	$—	$641,022
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(39,233,774)	$—	$(39,233,774)

Total - Net	$2,000,704,213	$(6,448,626)	$—	$1,994,255,587

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.1%

Australia - 12.0%
Accent Group Ltd.(a)	62,209	$82,350
AMP Ltd.	81,870	51,953
Ampol Ltd.	17,323	427,305
ANZ Group Holdings Ltd.	103,627	1,832,800
APA Group(a)	96,313	561,242
Aurizon Holdings Ltd.(a)	66,929	173,542
Bank of Queensland Ltd.(a)	34,496	143,113
Bendigo & Adelaide Bank Ltd.(a)	35,600	234,900
Centuria Capital Group(a)	103,467	123,904
Champion Iron Ltd.(a)	18,773	107,474
Charter Hall Group(a)	29,129	239,309
Coles Group Ltd.	99,613	1,095,011
Commonwealth Bank of Australia	42,781	3,263,622
CSR Ltd.	52,673	237,213
Dalrymple Bay Infrastructure Ltd.	69,993	128,474
Dexus(a)	99,074	519,192
Dicker Data Ltd.(a)	7,039	57,445
Eagers Automotive Ltd.(a)	16,548	163,501
Endeavour Group Ltd.	91,643	325,795
First Resources Ltd.	171,400	185,810
GPT Group	151,574	479,899
GrainCorp Ltd., Class A	11,504	57,225
GWA Group Ltd.	39,573	60,486
Harvey Norman Holdings Ltd.(a)	99,896	286,289
Helia Group Ltd.	21,315	63,268
IGO Ltd.(a)	50,101	309,387
Incitec Pivot Ltd.	218,087	422,625
Inghams Group Ltd.	27,797	75,110
IPH Ltd.(a)	15,307	66,951
JB Hi-Fi Ltd.(a)	13,419	485,567
Macquarie Group Ltd.	9,981	1,250,618
Magellan Financial Group Ltd.	14,259	90,291
McMillan Shakespeare Ltd.	9,295	101,225
Medibank Pvt Ltd.	67,296	163,473
Metcash Ltd.	104,491	248,835
Mirvac Group(a)	257,341	366,997
Myer Holdings Ltd.(a)	42,633	17,454
National Australia Bank Ltd.	97,904	2,050,906
New Hope Corp. Ltd.	100,463	353,723
Nick Scali Ltd.	7,148	60,090
Nine Entertainment Co. Holdings Ltd.(a)	128,661	177,339
NRW Holdings Ltd.	28,560	58,074
Origin Energy Ltd.	77,475	447,767
Orora Ltd.	105,303	186,819
Perenti Ltd.*	58,541	41,543
Pilbara Minerals Ltd.(a)	219,690	592,126
Premier Investments Ltd.	8,848	166,573
Rio Tinto Ltd.	22,667	2,098,229
Rio Tinto PLC	86,088	6,411,300
Santos Ltd.	177,374	919,836
Scentre Group	417,306	851,398
SmartGroup Corp. Ltd.	10,984	65,356
Stockland	192,962	585,921
Suncorp Group Ltd.	31,546	298,127
Super Retail Group Ltd.	24,299	261,473
Telstra Group Ltd.	868,123	2,345,760
Terracom Ltd.(a)	125,231	35,890
Transurban Group	172,155	1,610,513
Ventia Services Group Pty. Ltd.	93,799	200,972
Vicinity Ltd.	368,582	513,064
Viva Energy Group Ltd.(b)	136,281	324,540
Waypoint REIT Ltd.	67,289	112,032
Westpac Banking Corp.	127,425	1,991,119
Whitehaven Coal Ltd.	99,247	503,845
Woodside Energy Group Ltd.	216,934	4,597,652
Yancoal Australia Ltd.(a)	191,549	646,982

Total Australia		43,008,624

Austria - 1.3%
ANDRITZ AG	5,830	363,222
BAWAG Group AG*(b)	2,889	153,120
Erste Group Bank AG	19,884	806,769
Kontron AG	4,001	95,024
Oesterreichische Post AG	3,512	126,861
OMV AG	25,094	1,102,428
Telekom Austria AG*	54,178	457,835
UNIQA Insurance Group AG	22,904	188,745
Verbund AG	8,355	775,727
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,370	98,651
Voestalpine AG	13,242	417,769

Total Austria		4,586,151

Belgium - 1.1%
Aedifica SA	3,955	278,080
Ageas SA	8,349	362,545
Bekaert SA	4,345	223,282
bpost SA	15,709	80,934
Cofinimmo SA	4,066	320,694
Euronav NV	28,870	509,303
Exmar NV(a)	8,351	70,110
Intervest Offices & Warehouses NV	2,439	55,771
KBC Group NV	17,429	1,130,533
Melexis NV	2,522	254,216
Solvay SA(a)	7,281	223,031
Warehouses De Pauw CVA	10,335	325,372
Xior Student Housing NV(c)	3,666	120,275

Total Belgium		3,954,146

China - 0.7%
BOC Aviation Ltd.(a)(b)	35,600	272,178
BOC Hong Kong Holdings Ltd.	383,047	1,039,962
CITIC Telecom International Holdings Ltd.	568,000	238,590
Qingdao Port International Co. Ltd., Class H(b)	157,000	85,049
Wilmar International Ltd.	341,100	923,150

Total China		2,558,929

Denmark - 0.5%
D/S Norden AS	6,796	323,267
Danske Bank AS	20,396	545,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2023

Investments	Shares	Value
Scandinavian Tobacco Group AS(b)	8,397	$145,957
Spar Nord Bank AS	4,871	76,944
Sydbank AS	2,624	114,162
Tryg AS	17,415	379,095

Total Denmark		1,584,660

Egypt - 0.1%
Energean PLC(a)	24,470	325,669

Finland - 2.4%
Citycon OYJ*(a)	20,559	118,095
Elisa OYJ	15,088	697,846
Kemira OYJ	10,581	196,247
Kesko OYJ, Class B	21,057	416,947
Kone OYJ, Class B	21,857	1,090,358
Konecranes OYJ	5,680	255,870
Metsa Board OYJ, Class B(a)	28,449	225,954
Nordea Bank Abp	235,966	2,920,234
Orion OYJ, Class B	5,115	221,887
Outokumpu OYJ(a)	34,280	169,797
Puuilo OYJ	6,677	65,828
Sampo OYJ, Class A	12,254	536,176
Sanoma OYJ	4,535	34,817
TietoEVRY OYJ	10,529	250,529
UPM-Kymmene OYJ	27,684	1,041,593
Valmet OYJ(a)	13,608	392,488

Total Finland		8,634,666

France - 10.7%
Amundi SA(b)	9,624	654,879
Antin Infrastructure Partners SA	5,713	86,964
AXA SA	112,782	3,674,001
BNP Paribas SA	48,628	3,362,142
Bouygues SA	23,832	898,244
Cie des Alpes	3,926	61,236
Cie Generale des Etablissements Michelin SCA	53,139	1,905,402
Coface SA	16,712	218,577
Credit Agricole SA	156,835	2,226,581
Derichebourg SA	15,887	89,152
Eiffage SA	7,149	766,181
Eramet SA	1,752	138,377
Etablissements Maurel & Prom SA	9,971	67,078
Fnac Darty SA(a)	775	23,543
Gecina SA	4,953	602,394
Imerys SA	5,982	188,196
Klepierre SA	24,509	668,183
La Francaise des Jeux SAEM(b)	14,525	526,919
Metropole Television SA	10,538	150,632
Orange SA	183,863	2,092,787
Publicis Groupe SA	17,125	1,589,039
Rexel SA	32,186	880,679
Rubis SCA	16,921	420,565
SCOR SE	5,050	147,607
Societe BIC SA	2,248	156,073
Societe Generale SA	36,169	959,897
Television Francaise 1 SA(a)	18,360	144,708
TotalEnergies SE	195,755	13,320,433
Veolia Environnement SA	52,327	1,650,854
Verallia SA(b)	9,240	355,815
Vicat SACA	2,133	77,402
Wendel SE	1,318	117,421

Total France		38,221,961

Georgia - 0.1%
Bank of Georgia Group PLC	3,161	160,178

Germany - 10.2%
Allianz SE, Registered Shares	17,244	4,608,806
Bayer AG, Registered Shares	64,515	2,396,693
Bayerische Motoren Werke AG	94,859	10,560,334
Bilfinger SE	1,804	69,389
CropEnergies AG	7,749	98,439
Daimler Truck Holding AG	41,143	1,546,162
Deutsche Post AG, Registered Shares	69,287	3,433,107
DWS Group GmbH & Co. KGaA(b)	5,871	225,692
E.ON SE	200,555	2,691,749
Evonik Industries AG	35,910	733,858
Freenet AG	10,377	290,471
Hamborner REIT AG	9,557	71,894
Hamburger Hafen und Logistik AG*	3,823	70,694
HOCHTIEF AG	5,523	611,929
Instone Real Estate Group SE(b)	1,833	14,781
K & S AG, Registered Shares	13,340	210,873
Lanxess AG	5,038	157,885
Mercedes-Benz Group AG	111,254	7,687,191
SAF-Holland SE	3,883	65,198
Salzgitter AG	3,159	97,709
Siltronic AG	1,221	119,299
Sixt SE	1,869	208,937
Stroeer SE & Co. KGaA	4,393	260,834
Suedzucker AG	11,275	176,735
Wacker Neuson SE	7,342	148,095

Total Germany		36,556,754

Hong Kong - 2.8%
Bank of East Asia Ltd.	62,400	77,036
CLP Holdings Ltd.	150,500	1,242,193
Dah Sing Financial Holdings Ltd.	18,800	38,522
Hang Lung Group Ltd.	129,000	175,777
Hang Seng Bank Ltd.	56,900	663,471
Hong Kong & China Gas Co. Ltd.	1,281,000	981,025
Link REIT	204,450	1,148,117
MTR Corp. Ltd.	302,500	1,173,809
Power Assets Holdings Ltd.	170,518	988,140
Sun Hung Kai Properties Ltd.	184,000	1,989,972
Swire Pacific Ltd., Class B	360,000	471,176
Swire Properties Ltd.	426,600	863,192

Total Hong Kong		9,812,430

Indonesia - 0.0%
Bumitama Agri Ltd.	297,600	136,493

Ireland - 0.2%
Cairn Homes PLC	48,873	71,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2023

Investments	Shares	Value
Kenmare Resources PLC	22,099	$111,138
Smurfit Kappa Group PLC	13,804	547,119

Total Ireland		729,629

Israel - 1.2%
Amot Investments Ltd.	50,606	273,766
Ashtrom Group Ltd.	9,729	151,870
Bank Hapoalim BM	52,325	472,406
Bank Leumi Le-Israel BM	40,787	329,726
Bezeq The Israeli Telecommunication Corp. Ltd.	162,326	222,060
Delek Group Ltd.	2,306	299,727
FIBI Holdings Ltd.	3,020	132,092
First International Bank of Israel Ltd.	6,196	254,317
Harel Insurance Investments & Financial Services Ltd.	10,305	81,217
ICL Group Ltd.	162,630	826,947
Israel Discount Bank Ltd., Class A	54,203	272,452
Isramco Negev 2 LP	153,791	64,491
Magic Software Enterprises Ltd.	5,986	57,850
Mega Or Holdings Ltd.	2,958	69,405
Mivne Real Estate KD Ltd.	46,279	138,160
Mizrahi Tefahot Bank Ltd.	7,401	287,745
Oil Refineries Ltd.	761,687	258,486
Plus500 Ltd.	2,275	48,230

Total Israel		4,240,947

Italy - 7.1%
A2A SpA	265,476	545,167
ACEA SpA	17,895	273,387
Anima Holding SpA(b)	7,024	31,083
Arnoldo Mondadori Editore SpA	29,191	69,167
Assicurazioni Generali SpA	78,698	1,660,869
Azimut Holding SpA	3,174	82,886
Banca Generali SpA	5,164	191,896
Banca IFIS SpA	4,346	75,373
Banca Mediolanum SpA	38,014	358,361
Banca Popolare di Sondrio SpA	19,907	128,863
Banco BPM SpA	60,458	319,299
BPER Banca	32,746	109,459
Credito Emiliano SpA	14,071	124,970
Enav SpA(b)	41,137	156,139
Enel SpA	1,154,157	8,580,344
Eni SpA	220,606	3,740,192
ERG SpA	7,231	230,526
FinecoBank Banca Fineco SpA	15,605	234,179
Hera SpA	80,720	265,005
Intesa Sanpaolo SpA	693,002	2,023,665
Iren SpA	80,900	176,319
Italgas SpA	90,184	516,041
Mediobanca Banca di Credito Finanziario SpA	37,472	463,814
Piaggio & C SpA	50,923	167,519
Poste Italiane SpA(b)	73,956	839,421
RAI Way SpA(b)	27,549	155,508
Saras SpA	123,561	220,570
Snam SpA	230,786	1,186,735
Terna - Rete Elettrica Nazionale	84,721	706,957
UniCredit SpA	44,778	1,215,084
Unipol Gruppo SpA	30,067	171,448
UnipolSai Assicurazioni SpA	108,199	270,120
Zignago Vetro SpA	6,798	107,084

Total Italy		25,397,450

Japan - 7.2%
AGC, Inc.(a)	10,500	389,970
Aozora Bank Ltd.(a)	5,900	128,186
ARE Holdings, Inc.(a)	3,900	53,972
Artience Co. Ltd.(a)	4,500	83,916
Autobacs Seven Co. Ltd.	15,900	175,940
Citizen Watch Co. Ltd.	13,400	79,936
Cosmo Energy Holdings Co. Ltd.	4,400	176,836
Daido Steel Co. Ltd.(a)	20,000	212,938
Eagle Industry Co. Ltd.	6,500	73,769
Elematec Corp.	7,400	92,014
ENEOS Holdings, Inc.	136,800	543,784
Exedy Corp.	4,700	86,479
Godo Steel Ltd.	2,400	78,479
Hakuto Co. Ltd.(a)	3,200	123,252
Haseko Corp.	17,200	223,510
Hazama Ando Corp.	16,700	132,198
Iino Kaiun Kaisha Ltd.(a)	9,400	79,145
Inaba Denki Sangyo Co. Ltd.	7,400	178,465
Inabata & Co. Ltd.	4,400	98,000
Isuzu Motors Ltd.	46,200	595,114
Japan Post Holdings Co. Ltd.	112,800	1,007,743
Japan Post Insurance Co. Ltd.	9,100	161,629
Japan Tobacco, Inc.(a)	184,500	4,770,198
Kanematsu Corp.	9,000	131,827
Ki-Star Real Estate Co. Ltd.	100	2,231
Kumagai Gumi Co. Ltd.	3,000	76,713
KYB Corp.(a)	3,700	128,731
Kyoei Steel Ltd.	5,000	70,897
Matsui Securities Co. Ltd.	19,900	103,325
Mitsubishi Gas Chemical Co., Inc.	11,800	188,785
Mitsuboshi Belting Ltd.	4,700	146,187
Mitsui DM Sugar Holdings Co. Ltd.	4,600	96,940
Mitsui Matsushima Holdings Co. Ltd.	2,900	54,203
Mitsui Mining & Smelting Co. Ltd.	4,500	138,371
Mitsui-Soko Holdings Co. Ltd.	2,100	70,084
MS&AD Insurance Group Holdings, Inc.	12,800	503,538
Nippon Electric Glass Co. Ltd.(a)	5,800	124,697
Nippon Soda Co. Ltd.	2,900	111,697
Nippon Steel Corp.	84,100	1,926,819
Nippon Yakin Kogyo Co. Ltd.(a)	2,000	59,796
Nishimatsu Construction Co. Ltd.	2,900	80,759
Niterra Co. Ltd.	16,400	389,584
Nittoc Construction Co. Ltd.	13,200	99,342
Noevir Holdings Co. Ltd.	4,600	167,712
NS United Kaiun Kaisha Ltd.	2,300	78,227
Okumura Corp.	3,500	116,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2023

Investments	Shares	Value
PHC Holdings Corp.(a)	9,100	$92,756
Pigeon Corp.(a)	9,000	103,674
Roland Corp.(a)	2,100	65,616
San-Ai Obbli Co. Ltd.	6,600	75,185
Sangetsu Corp.	5,600	123,138
SBI Holdings, Inc.(a)	9,400	211,497
Seino Holdings Co. Ltd.	9,200	139,521
Sekisui House Ltd.	30,300	673,142
SoftBank Corp.(a)	274,100	3,420,903
Sojitz Corp.	17,880	403,942
Sompo Holdings, Inc.	9,300	454,907
SUMCO Corp.(a)	21,300	319,470
Sumitomo Corp.	86,000	1,876,408
Sumitomo Mitsui Trust Holdings, Inc.	17,600	337,818
Takeda Pharmaceutical Co. Ltd.	81,700	2,349,353
Tama Home Co. Ltd.	2,600	72,386
Tokyu Construction Co. Ltd.	19,500	110,239
Tosoh Corp.	16,100	205,675
Toyo Seikan Group Holdings Ltd.	9,200	149,244
UACJ Corp.	2,900	79,196
UBE Corp.	7,000	113,704
Yuasa Trading Co. Ltd.	2,800	94,141

Total Japan		25,884,164

Jersey - 0.1%
Ithaca Energy PLC	215,454	396,061

Netherlands - 1.7%
Aegon Ltd.(a)	64,018	371,125
Brunel International NV(a)	4,648	57,403
ING Groep NV, Series N	185,555	2,772,470
Koninklijke BAM Groep NV	26,927	71,923
Koninklijke Heijmans NV	4,840	64,800
Koninklijke KPN NV	310,159	1,068,280
Koninklijke Vopak NV	8,646	290,726
Randstad NV	11,324	709,514
RHI Magnesita NV	2,092	92,274
SBM Offshore NV(a)	18,536	254,924
Signify NV(b)	9,166	306,997
Wereldhave NV	5,774	92,229

Total Netherlands		6,152,665

Norway - 2.5%
Aker ASA, Class A	3,905	256,086
Aker BP ASA	54,129	1,574,989
Atea ASA*	7,411	94,282
Austevoll Seafood ASA	17,913	130,788
Belships ASA	28,627	51,810
DNB Bank ASA	82,824	1,761,571
DNO ASA	115,703	114,727
Europris ASA(b)	12,306	93,000
Gjensidige Forsikring ASA	10,368	191,420
Gram Car Carriers ASA	2,718	55,668
Grieg Seafood ASA	8,567	57,616
Hoegh Autoliners ASA	35,993	326,945
Klaveness Combination Carriers ASA(b)	11,961	102,465
Leroy Seafood Group ASA	40,414	166,500
MPC Container Ships ASA	104,460	137,059
OKEA ASA	19,893	52,104
Protector Forsikring ASA	3,627	64,285
Rana Gruber ASA	10,334	81,303
SpareBank 1 Nord Norge	11,372	115,560
SpareBank 1 SMN	4,559	63,655
SpareBank 1 SR-Bank ASA	13,725	174,203
Sparebanken Vest	6,400	68,943
Storebrand ASA	5,080	45,039
Telenor ASA	125,217	1,437,646
TGS ASA	5,825	75,826
Var Energi ASA	292,861	927,401
Veidekke ASA	19,464	195,872
Wallenius Wilhelmsen ASA	73,296	642,333

Total Norway		9,059,096

Portugal - 0.8%
Altri SGPS SA	19,341	98,279
EDP - Energias de Portugal SA	225,148	1,132,873
Galp Energia SGPS SA	31,348	461,945
Navigator Co. SA	129,720	508,411
NOS SGPS SA	70,778	250,192
REN - Redes Energeticas Nacionais SGPS SA	68,408	175,693
Semapa-Sociedade de Investimento & Gestao	11,653	172,491
Sonae SGPS SA	197,338	197,172

Total Portugal		2,997,056

Singapore - 3.8%
Aztech Global Ltd.(c)	71,800	50,621
DBS Group Holdings Ltd.	109,500	2,773,402
Delfi Ltd.	44,800	38,038
Digital Core REIT Management Pte. Ltd.	101,900	65,726
Genting Singapore Ltd.	558,300	423,243
Geo Energy Resources Ltd.	184,000	48,821
Keppel Corp. Ltd.	164,100	879,529
Keppel Infrastructure Trust	559,136	211,939
Netlink NBN Trust(c)	410,700	261,533
Oversea-Chinese Banking Corp. Ltd.	233,692	2,303,082
Propnex Ltd.(c)	113,300	79,880
Sheng Siong Group Ltd.	114,700	139,125
Singapore Airlines Ltd.(a)	316,200	1,572,490
Singapore Technologies Engineering Ltd.	148,749	438,658
Singapore Telecommunications Ltd.	1,213,300	2,271,891
StarHub Ltd.	94,900	79,857
United Overseas Bank Ltd.	81,100	1,749,143
Venture Corp. Ltd.	25,300	261,036

Total Singapore		13,648,014

Spain - 6.8%
Acerinox SA	16,741	197,042
ACS Actividades de Construccion y Servicios SA	17,850	791,875
Atresmedia Corp. de Medios de Comunicacion SA	48,809	193,777
Banco Bilbao Vizcaya Argentaria SA	306,874	2,788,519
Bankinter SA	32,112	205,599
CaixaBank SA	244,128	1,004,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2023

Investments	Shares	Value
Cia de Distribucion Integral Logista Holdings SA	14,013	$378,937
Enagas SA(a)	31,789	536,042
Endesa SA(a)	154,829	3,157,249
Faes Farma SA	30,005	104,738
Fomento de Construcciones y Contratas SA	21,199	340,959
Iberdrola SA	507,097	6,649,156
Inmobiliaria Colonial Socimi SA(a)	29,774	215,429
Mapfre SA	126,725	271,994
Merlin Properties Socimi SA	63,417	704,739
Naturgy Energy Group SA(a)	84,150	2,509,820
Neinor Homes SA(a)(b)	9,230	107,669
Prosegur Cash SA(b)	88,917	52,745
Redeia Corp. SA	40,431	665,912
Repsol SA	71,823	1,067,113
Sacyr SA	24,275	83,825
Telefonica SA	530,289	2,070,160
Unicaja Banco SA(a)(b)	78,871	77,541

Total Spain		24,175,653

Sweden - 1.5%
AFRY AB	7,345	101,817
Avanza Bank Holding AB(a)	3,543	82,090
Bilia AB, Class A	10,264	137,086
Billerud Aktiebolag	15,212	154,568
Bravida Holding AB(b)	11,770	94,659
Cloetta AB, Class B	10,728	19,502
H & M Hennes & Mauritz AB, Class B	71,831	1,258,879
Hexpol AB	10,912	132,098
Inwido AB	3,825	51,315
Loomis AB	3,674	97,557
NCC AB, Class B	4,755	59,261
Peab AB, Class B	31,771	180,011
Sagax AB, Class D(a)	19,634	54,551
Securitas AB, Class B(a)	23,940	234,177
Skanska AB, Class B(a)	20,769	375,797
SKF AB, Class B	18,746	374,442
Svenska Handelsbanken AB, Class A	63,821	693,125
Swedbank AB, Class A	51,287	1,034,610
Wihlborgs Fastigheter AB	17,375	162,494

Total Sweden		5,298,039

Switzerland - 5.5%
Adecco Group AG, Registered Shares	13,837	678,492
Allreal Holding AG, Registered Shares	361	64,509
Baloise Holding AG, Registered Shares	1,376	215,478
Cembra Money Bank AG	1,341	104,520
EFG International AG*	11,698	150,108
Helvetia Holding AG, Registered Shares(a)	2,219	305,569
Holcim AG, Registered Shares*	42,415	3,327,082
Julius Baer Group Ltd.	8,190	458,811
Kuehne & Nagel International AG, Registered Shares	11,550	3,976,938
Mobilezone Holding AG, Registered Shares	3,788	61,749
OC Oerlikon Corp. AG, Registered Shares	40,553	182,902
SGS SA, Registered Shares	13,415	1,156,210
Sulzer AG, Registered Shares	2,732	278,832
Swiss Life Holding AG, Registered Shares	1,235	856,936
Swiss Prime Site AG, Registered Shares	5,344	570,497
Swiss Re AG	15,505	1,741,998
Swisscom AG, Registered Shares	3,472	2,087,367
Vontobel Holding AG, Registered Shares	1,460	94,541
Zurich Insurance Group AG	6,599	3,446,706

Total Switzerland		19,759,245

United Kingdom - 14.6%
4imprint Group PLC	3,063	178,445
Admiral Group PLC	7,188	245,942
Ashmore Group PLC	45,902	130,373
Assura PLC	290,931	178,467
Barclays PLC	512,566	1,004,828
Bellway PLC	9,271	303,503
Big Yellow Group PLC	10,894	169,707
BP PLC	853,062	5,069,303
Bridgepoint Group PLC(a)(b)	23,242	82,724
British American Tobacco PLC	259,943	7,606,719
British Land Co. PLC	82,417	419,840
BT Group PLC(a)	762,607	1,201,603
Close Brothers Group PLC	4,401	44,546
DCC PLC	4,972	366,227
Derwent London PLC	5,695	171,336
Dr. Martens PLC	57,677	65,145
Drax Group PLC	24,828	154,994
DS Smith PLC	147,673	578,503
Dunelm Group PLC	15,418	215,614
FDM Group Holdings PLC	12,179	71,186
Games Workshop Group PLC	2,602	327,391
Halfords Group PLC	14,087	35,790
Harbour Energy PLC	72,994	287,161
Hargreaves Lansdown PLC	16,820	157,385
Hays PLC	117,827	164,025
Hilton Food Group PLC	4,090	41,711
Hollywood Bowl Group PLC	18,573	72,451
HSBC Holdings PLC	992,563	8,041,102
Ibstock PLC(b)	15,731	30,382
Imperial Brands PLC	87,840	2,022,890
Inchcape PLC	23,025	210,015
Investec PLC	27,412	185,836
ITV PLC	371,433	299,632
J Sainsbury PLC	137,506	530,435
Johnson Matthey PLC	11,481	248,446
Keller Group PLC	4,614	51,761
Land Securities Group PLC	57,963	520,785
Lloyds Banking Group PLC	2,347,440	1,427,729
LondonMetric Property PLC	26,250	64,083
Marshalls PLC	18,809	66,994
Me Group International PLC	27,074	43,142
Mondi PLC	26,441	518,245
Moneysupermarket.com Group PLC	33,441	119,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2023

Investments	Shares	Value
Morgan Advanced Materials PLC	23,163	$83,565
Morgan Sindall Group PLC	3,651	103,093
National Grid PLC	371,381	5,008,957
NatWest Group PLC	444,581	1,243,453
Pagegroup PLC	48,774	302,802
Pennon Group PLC	17,779	170,325
Pets at Home Group PLC	26,365	106,947
Primary Health Properties PLC	129,988	172,006
PZ Cussons PLC	35,854	70,023
Redde Northgate PLC	33,151	153,618
Redrow PLC	24,698	193,790
RWS Holdings PLC	28,839	92,204
Safestore Holdings PLC	12,086	136,200
Savills PLC	8,534	105,419
Schroders PLC	58,663	321,495
Serica Energy PLC	44,115	129,122
Severn Trent PLC	11,423	375,555
Smart Metering Systems PLC	9,626	115,349
Spirent Communications PLC	47,572	74,775
SSE PLC	110,168	2,606,606
St. James’s Place PLC	25,724	224,172
SThree PLC	12,504	66,630
TBC Bank Group PLC	3,132	112,993
Telecom Plus PLC	4,870	100,077
Tesco PLC	487,367	1,804,863
TORM PLC, Class A(a)	10,590	320,445
Travis Perkins PLC	14,080	148,727
Tyman PLC	10,080	40,413
United Utilities Group PLC	31,626	427,157
Vesuvius PLC	28,896	177,258
Victrex PLC	4,874	94,567
Virgin Money U.K. PLC	61,404	128,728
Vodafone Group PLC	3,342,124	2,921,025
Wickes Group PLC	34,045	61,672
Workspace Group PLC	12,878	93,248

Total United Kingdom		52,013,126

United States - 4.2%
GSK PLC	276,663	5,114,709
Noram Drilling AS	10,995	44,388
Stellantis NV	414,171	9,676,422

Total United States		14,835,519

TOTAL COMMON STOCKS (Cost: $322,311,958)		354,127,325

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree International LargeCap Dividend Fund(d) (Cost: $1,039,184)	21,930	1,080,226

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%

United States - 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(e) (Cost: $11,197,810)	11,197,810	11,197,810

TOTAL INVESTMENTS IN SECURITIES - 102.5% (Cost: $334,548,952)		366,405,361
Other Assets less Liabilities - (2.5)%		(8,910,368)

NET ASSETS - 100.0%		$357,494,993

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $19,630,420 and the total market value of the collateral held by the Fund was $20,821,416. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,623,606.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree International LargeCap Dividend Fund	$1,054,486	$12,603,876	$12,421,525	$(37,447)	$(119,164)	$1,080,226	$134,027

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$354,127,325	$—	$—	$354,127,325
Exchange-Traded Fund	1,080,226	—	—	1,080,226
Investment of Cash Collateral for Securities Loaned	—	11,197,810	—	11,197,810

Total Investments in Securities	$355,207,551	$11,197,810	$—	$366,405,361

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 6.7%
ANZ Group Holdings Ltd.	136,857	$2,420,522
Aristocrat Leisure Ltd.	15,518	432,231
Commonwealth Bank of Australia	63,361	4,833,602
CSL Ltd.	7,729	1,511,758
Goodman Group	24,073	415,583
Macquarie Group Ltd.	12,344	1,546,702
National Australia Bank Ltd.	116,243	2,435,075
QBE Insurance Group Ltd.	54,471	550,462
Rio Tinto Ltd.	21,492	1,989,462
Rio Tinto PLC	71,337	5,312,737
Santos Ltd.	155,169	804,685
Telstra Group Ltd.	709,241	1,916,444
Transurban Group	163,851	1,532,829
Wesfarmers Ltd.	63,132	2,457,175
Westpac Banking Corp.	187,680	2,932,652
Woodside Energy Group Ltd.	183,937	3,898,321
Woolworths Group Ltd.	38,109	967,336

Total Australia		35,957,576

Austria - 0.5%
Erste Group Bank AG	28,550	1,158,382
OMV AG	20,813	914,355
Verbund AG	7,007	650,571

Total Austria		2,723,308

Belgium - 0.6%
Anheuser-Busch InBev SA	24,199	1,561,650
KBC Group NV	26,124	1,694,535

Total Belgium		3,256,185

China - 0.5%
BOC Hong Kong Holdings Ltd.	492,134	1,336,130
Prosus NV*	13,105	390,647
Wilmar International Ltd.	297,300	804,610

Total China		2,531,387

Denmark - 1.4%
Carlsberg AS, Class B	4,913	616,496
Coloplast AS, Class B	5,697	651,727
Danske Bank AS	28,640	765,618
DSV AS	2,103	369,439
Novo Nordisk AS, Class B	51,090	5,285,133

Total Denmark		7,688,413

Finland - 1.4%
Kone OYJ, Class B	18,849	940,301
Nokia OYJ	190,109	640,932
Nordea Bank Abp	336,094	4,159,384
Sampo OYJ, Class A	15,270	668,142
UPM-Kymmene OYJ	24,404	918,185

Total Finland		7,326,944

France - 14.3%
Air Liquide SA	13,639	2,653,481
Airbus SE	10,587	1,634,717
AXA SA	161,228	5,252,185
BNP Paribas SA	64,085	4,430,840
Capgemini SE	3,562	742,687
Cie de Saint-Gobain SA	19,006	1,399,525
Cie Generale des Etablissements Michelin SCA	45,111	1,617,543
Credit Agricole SA	223,049	3,166,618
Danone SA	34,128	2,212,207
Dassault Aviation SA	1,230	243,483
Dassault Systemes SE	7,561	369,462
EssilorLuxottica SA	8,453	1,695,710
Hermes International SCA	1,096	2,323,085
Kering SA	4,202	1,852,054
L’Oreal SA	11,545	5,747,223
Legrand SA	9,230	959,436
LVMH Moet Hennessy Louis Vuitton SE	8,712	7,059,955
Orange SA	162,617	1,850,958
Pernod Ricard SA	6,885	1,214,981
Publicis Groupe SA	14,951	1,387,312
Safran SA	5,603	986,954
Sanofi SA	50,429	5,000,207
Schneider Electric SE	18,052	3,624,901
Societe Generale SA	39,902	1,058,968
Sodexo SA(a)	3,408	375,034
Thales SA	4,640	686,571
TotalEnergies SE	166,270	11,314,083
Veolia Environnement SA	44,642	1,408,402
Vinci SA	32,825	4,122,778

Total France		76,391,360

Germany - 10.9%
Allianz SE, Registered Shares	24,287	6,491,189
Bayer AG, Registered Shares	54,266	2,015,949
Bayerische Motoren Werke AG	79,473	8,847,462
Beiersdorf AG	2,142	321,088
Commerzbank AG	15,787	187,645
Continental AG	4,933	419,156
Daimler Truck Holding AG	34,850	1,309,670
Deutsche Bank AG, Registered Shares	45,944	627,498
Deutsche Boerse AG	3,385	697,368
Deutsche Post AG, Registered Shares	58,938	2,920,324
Deutsche Telekom AG, Registered Shares	240,157	5,770,046
E.ON SE	166,382	2,233,096
Fresenius SE & Co. KGaA	20,372	631,685
Hannover Rueck SE	4,258	1,017,389
Heidelberg Materials AG	10,354	925,755
Henkel AG & Co. KGaA	4,862	348,995
Infineon Technologies AG	16,283	679,909
Mercedes-Benz Group AG	94,188	6,508,001
Merck KGaA	1,866	297,030
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	4,874	2,019,563
RWE AG	17,528	797,340
SAP SE	19,128	2,947,177
Siemens AG, Registered Shares	38,735	7,270,643
Siemens Healthineers AG(b)	22,724	1,320,369
Talanx AG	9,504	678,734
Vonovia SE	30,474	960,745

Total Germany		58,243,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2023

Investments	Shares	Value
Hong Kong - 1.5%
AIA Group Ltd.	197,804	$1,723,824
CLP Holdings Ltd.	136,000	1,122,513
Hang Seng Bank Ltd.	96,318	1,123,096
Hong Kong Exchanges & Clearing Ltd.	31,324	1,075,082
MTR Corp. Ltd.	189,938	737,028
Sun Hung Kai Properties Ltd.	141,942	1,535,113
Techtronic Industries Co. Ltd.	48,000	571,988

Total Hong Kong		7,888,644

Ireland - 0.4%
CRH PLC	23,780	1,640,027
Kerry Group PLC, Class A	3,502	304,295

Total Ireland		1,944,322

Italy - 4.0%
Assicurazioni Generali SpA	114,124	2,408,512
Enel SpA	961,887	7,150,952
Eni SpA	189,748	3,217,020
Ferrari NV	1,985	669,221
Intesa Sanpaolo SpA	986,512	2,880,756
Moncler SpA	6,281	386,464
Poste Italiane SpA(b)	107,587	1,221,143
PRADA SpA	47,700	272,753
Snam SpA	144,992	745,570
Terna - Rete Elettrica Nazionale(a)	93,171	777,468
UniCredit SpA	62,789	1,703,825

Total Italy		21,433,684

Japan - 14.7%
Aeon Co. Ltd.	12,745	284,860
Ajinomoto Co., Inc.	7,600	293,261
Asahi Group Holdings Ltd.	10,135	377,996
Astellas Pharma, Inc.	64,600	772,561
Bridgestone Corp.(a)	35,955	1,489,411
Canon, Inc.(a)	50,936	1,307,904
Central Japan Railway Co.	12,500	317,776
Chugai Pharmaceutical Co. Ltd.	32,200	1,220,119
Dai-ichi Life Holdings, Inc.	22,500	477,515
Daiichi Sankyo Co. Ltd.	17,000	466,903
Daikin Industries Ltd.	3,700	603,238
Daiwa House Industry Co. Ltd.	33,900	1,027,244
Denso Corp.	95,300	1,437,815
Disco Corp.	1,700	421,805
East Japan Railway Co.	5,000	288,303
FANUC Corp.	11,975	352,251
Fast Retailing Co. Ltd.	2,700	670,116
FUJIFILM Holdings Corp.	7,900	474,796
Fujitsu Ltd.	2,800	422,542
Hitachi Ltd.	23,100	1,666,385
Honda Motor Co. Ltd.	155,800	1,620,108
Hoya Corp.	2,600	325,046
Inpex Corp.(a)	44,100	595,747
ITOCHU Corp.(a)	46,100	1,885,790
Japan Post Holdings Co. Ltd.	160,400	1,432,996
Japan Tobacco, Inc.(a)	155,809	4,028,400
Kao Corp.(a)	9,700	399,064
KDDI Corp.	73,580	2,341,324
Keyence Corp.	1,400	616,882
Komatsu Ltd.	61,467	1,607,961
Kubota Corp.(a)	27,500	414,022
Marubeni Corp.	93,000	1,470,070
Mitsubishi Corp.	185,715	2,968,568
Mitsubishi Electric Corp.	37,081	525,783
Mitsubishi Estate Co. Ltd.	29,200	402,437
Mitsubishi Heavy Industries Ltd.	6,800	397,495
Mitsubishi UFJ Financial Group, Inc.	453,400	3,896,256
Mitsui Fudosan Co. Ltd.	18,100	443,962
Mizuho Financial Group, Inc.	111,214	1,903,134
MS&AD Insurance Group Holdings, Inc.	19,400	763,175
Murata Manufacturing Co. Ltd.	38,030	807,375
Nintendo Co. Ltd.	35,600	1,858,281
Nippon Steel Corp.	71,400	1,635,849
Nippon Telegraph & Telephone Corp.	2,560,300	3,129,094
Nissan Motor Co. Ltd.	76,200	299,546
Otsuka Holdings Co. Ltd.	7,600	285,121
Panasonic Holdings Corp.	53,784	532,766
Recruit Holdings Co. Ltd.	8,000	338,374
Secom Co. Ltd.	5,600	403,376
Seven & i Holdings Co. Ltd.	20,700	821,510
Shin-Etsu Chemical Co. Ltd.	68,000	2,853,993
Shionogi & Co. Ltd.	12,300	593,101
SMC Corp.	650	349,298
SoftBank Corp.	225,700	2,816,847
Sompo Holdings, Inc.	13,300	650,566
Sony Group Corp.	8,100	770,471
Subaru Corp.	35,200	645,675
Sumitomo Corp.	75,510	1,647,530
Sumitomo Mitsui Financial Group, Inc.	39,294	1,917,596
Sumitomo Mitsui Trust Holdings, Inc.	26,200	502,888
Suzuki Motor Corp.	8,217	351,633
Takeda Pharmaceutical Co. Ltd.	50,200	1,443,544
TDK Corp.	7,600	362,102
Terumo Corp.	11,200	367,190
Tokio Marine Holdings, Inc.	56,300	1,409,297
Tokyo Electron Ltd.	10,450	1,872,001
Toyota Motor Corp.	380,865	6,998,374
Toyota Tsusho Corp.	13,900	819,132

Total Japan		78,893,551

Netherlands - 2.5%
ASML Holding NV	4,137	3,115,327
Ferrovial SE	17,953	654,846
Heineken Holding NV	7,693	650,952
Heineken NV	12,544	1,273,988
ING Groep NV, Series N	261,540	3,907,799
JDE Peet’s NV(a)	13,282	357,409
Koninklijke Ahold Delhaize NV	52,832	1,518,258
Universal Music Group NV(a)	37,499	1,069,135
Wolters Kluwer NV(a)	5,669	805,953

Total Netherlands		13,353,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2023

Investments	Shares	Value
Norway - 1.4%
Aker BP ASA	45,621	$1,327,432
DNB Bank ASA	124,082	2,639,081
Equinor ASA	93,133	2,954,281
Telenor ASA	73,186	840,266

Total Norway		7,761,060

Portugal - 0.2%
EDP - Energias de Portugal SA	191,623	964,186
Jeronimo Martins SGPS SA	16,161	411,316

Total Portugal		1,375,502

Singapore - 2.4%
DBS Group Holdings Ltd.	154,434	3,911,485
Oversea-Chinese Banking Corp. Ltd.	340,512	3,355,815
Singapore Airlines Ltd.(a)	261,000	1,297,976
Singapore Telecommunications Ltd.	983,800	1,842,155
United Overseas Bank Ltd.	116,986	2,523,123

Total Singapore		12,930,554

Spain - 5.4%
Aena SME SA(b)	7,455	1,351,391
Amadeus IT Group SA	9,998	716,554
Banco Bilbao Vizcaya Argentaria SA	433,286	3,937,206
Banco Santander SA	401,292	1,675,404
CaixaBank SA	349,733	1,439,475
Endesa SA(a)	131,443	2,680,365
Iberdrola SA	424,509	5,566,246
Industria de Diseno Textil SA	159,651	6,953,816
Naturgy Energy Group SA	70,496	2,102,582
Repsol SA	63,576	944,583
Telefonica SA	458,828	1,791,188

Total Spain		29,158,810

Sweden - 2.3%
Alfa Laval AB	6,883	275,515
Assa Abloy AB, Class B	20,784	598,699
Atlas Copco AB, Class A	46,801	805,957
Atlas Copco AB, Class B	33,008	489,330
Epiroc AB, Class A	22,026	441,925
Essity AB, Class B	14,206	352,407
Evolution AB(b)	4,974	593,355
H & M Hennes & Mauritz AB, Class B	59,904	1,049,851
Sandvik AB	33,624	727,674
Skandinaviska Enskilda Banken AB, Class A	140,868	1,940,144
Svenska Handelsbanken AB, Class A	96,234	1,045,145
Swedbank AB, Class A	69,501	1,402,040
Volvo AB, Class A	8,747	231,741
Volvo AB, Class B	84,124	2,184,519

Total Sweden		12,138,302

Switzerland - 11.9%
ABB Ltd., Registered Shares	75,275	3,336,015
Cie Financiere Richemont SA, Class A, Registered Shares	11,477	1,578,403
DSM-Firmenich AG	4,246	431,512
Geberit AG, Registered Shares	1,022	654,498
Givaudan SA, Registered Shares	194	803,061
Holcim AG, Registered Shares*	35,665	2,797,604
Kuehne & Nagel International AG, Registered Shares	9,797	3,373,339
Nestle SA, Registered Shares	111,753	12,947,229
Novartis AG, Registered Shares	120,540	12,154,969
Partners Group Holding AG	811	1,168,827
Roche Holding AG	22,264	6,467,710
Roche Holding AG, Bearer Shares(a)	6,276	1,949,203
Schindler Holding AG, Participation Certificate	1,130	282,349
Schindler Holding AG, Registered Shares	1,158	274,486
SGS SA, Registered Shares	11,456	987,368
Sika AG, Registered Shares	2,258	734,289
Sonova Holding AG, Registered Shares	1,431	466,543
Swiss Life Holding AG, Registered Shares	1,749	1,213,587
Swiss Re AG	21,720	2,440,258
Swisscom AG, Registered Shares	3,121	1,876,345
UBS Group AG, Registered Shares	94,527	2,931,331
Zurich Insurance Group AG	9,381	4,899,765

Total Switzerland		63,768,691

United Kingdom - 14.1%
Antofagasta PLC	34,580	740,367
Ashtead Group PLC	7,846	546,313
Associated British Foods PLC	16,786	506,509
AstraZeneca PLC	51,084	6,902,918
BAE Systems PLC	117,912	1,669,239
Barclays PLC	736,368	1,443,566
BP PLC	725,725	4,312,605
British American Tobacco PLC	220,197	6,443,630
BT Group PLC(a)	655,839	1,033,374
Compass Group PLC	46,105	1,261,304
Diageo PLC	55,355	2,015,380
Haleon PLC	119,529	490,116
HSBC Holdings PLC	1,407,382	11,401,697
Imperial Brands PLC	75,968	1,749,486
Lloyds Banking Group PLC	3,440,079	2,092,280
London Stock Exchange Group PLC	5,456	645,035
National Grid PLC	311,183	4,197,043
NatWest Group PLC	632,067	1,767,835
Prudential PLC	41,622	470,746
Reckitt Benckiser Group PLC	35,541	2,455,675
RELX PLC	54,168	2,147,559
Rentokil Initial PLC	47,795	268,575
Shell PLC	229,540	7,524,659
SSE PLC	92,369	2,185,477
Standard Chartered PLC	58,874	500,300
Tesco PLC	408,282	1,511,988
Unilever PLC	136,590	6,616,746
Vodafone Group PLC	2,804,044	2,450,742

Total United Kingdom		75,351,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2023

Investments	Shares	Value
United States - 2.3%
GSK PLC	236,540	$4,372,949
Stellantis NV	347,661	8,122,526

Total United States		12,495,475

TOTAL COMMON STOCKS (Cost: $415,370,487)		532,612,425

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%

United States - 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $13,140,974)	13,140,974	13,140,974

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $428,511,461)		545,753,399
Other Assets less Liabilities - (1.9)%		(10,173,975)

NET ASSETS - 100.0%		$535,579,424

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $16,783,890 and the total market value of the collateral held by the Fund was $17,668,473. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,527,499.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree International MidCap Dividend Fund^	$344,680	$4,257,226	$4,668,915	$86,613	$(19,604)	$—	$46,488

^	As of December 31, 2023, the Fund did not hold a position in this affiliate.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$532,612,425	$—	$—	$532,612,425
Investment of Cash Collateral for Securities Loaned	—	13,140,974	—	13,140,974

Total Investments in Securities	$532,612,425	$13,140,974	$—	$545,753,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 11.9%
AGL Energy Ltd.	30,008	$194,112
ALS Ltd.	27,135	237,925
Ampol Ltd.	15,369	379,106
APA Group(a)	85,192	496,437
Aurizon Holdings Ltd.	81,953	212,498
Bank of Queensland Ltd.(a)	50,133	207,986
Beach Energy Ltd.	60,213	65,738
Bendigo & Adelaide Bank Ltd.	61,223	403,969
BlueScope Steel Ltd.	14,759	235,657
Brambles Ltd.	65,635	609,090
Brickworks Ltd.(a)	4,124	78,680
CAR Group Ltd.	10,265	218,115
Challenger Ltd.	27,290	120,852
Charter Hall Group(a)	24,006	197,221
Cleanaway Waste Management Ltd.	51,483	94,498
Cochlear Ltd.	1,436	292,653
Coles Group Ltd.	88,887	977,104
Computershare Ltd.	17,380	289,247
Dexus(a)	81,720	428,249
Domino’s Pizza Enterprises Ltd.(a)	1,972	79,309
Endeavour Group Ltd.(a)	81,149	288,488
GPT Group	131,786	417,248
Harvey Norman Holdings Ltd.(a)	88,224	252,838
IDP Education Ltd.(a)	6,199	84,725
IGO Ltd.(a)	44,310	273,626
Incitec Pivot Ltd.	195,459	378,775
Insurance Australia Group Ltd.	67,110	259,186
JB Hi-Fi Ltd.(a)	12,067	436,644
Lottery Corp. Ltd.	114,371	377,719
Medibank Pvt Ltd.	121,474	295,080
Mineral Resources Ltd.(a)	6,113	291,984
Mirvac Group(a)	233,639	333,195
New Hope Corp. Ltd.	89,563	315,345
Northern Star Resources Ltd.	27,700	258,000
Orica Ltd.	12,762	138,808
Origin Energy Ltd.	70,528	407,617
Pilbara Minerals Ltd.(a)	193,801	522,348
Premier Investments Ltd.	7,687	144,716
Qube Holdings Ltd.	54,631	120,779
Ramsay Health Care Ltd.(a)	3,631	130,347
REA Group Ltd.(a)	1,886	233,124
Reece Ltd.(a)	13,873	211,949
Scentre Group	367,489	749,761
SEEK Ltd.(a)	8,215	149,835
Seven Group Holdings Ltd.	8,864	223,184
Sonic Healthcare Ltd.	16,029	350,871
Steadfast Group Ltd.	38,154	151,520
Stockland	174,602	530,171
Suncorp Group Ltd.	58,029	548,406
TPG Telecom Ltd.	70,888	250,559
Treasury Wine Estates Ltd.(a)	19,972	146,909
Vicinity Ltd.	331,336	461,218
Viva Energy Group Ltd.(b)	120,923	287,966
Whitehaven Coal Ltd.	88,382	448,687
Worley Ltd.	17,477	208,218
Yancoal Australia Ltd.(a)	169,591	572,816

Total Australia		17,071,108

Austria - 1.5%
ANDRITZ AG	5,065	315,561
BAWAG Group AG*(b)	7,004	371,220
CA Immobilien Anlagen AG	3,393	121,625
Telekom Austria AG*	37,616	317,877
UNIQA Insurance Group AG	31,694	261,180
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,074	177,805
Voestalpine AG	11,448	361,171
Wienerberger AG	4,370	145,882

Total Austria		2,072,321

Belgium - 2.1%
Ackermans & van Haaren NV	749	131,388
Aedifica SA	3,471	244,049
Ageas SA	15,623	678,410
Azelis Group NV	4,140	101,435
Bekaert SA	3,574	183,662
Colruyt Group NV	2,616	117,902
D’ieteren Group	1,162	227,070
Euronav NV	25,447	448,917
Melexis NV(a)	2,134	215,106
Solvay SA(a)	6,545	200,486
Tessenderlo Group SA	3,602	112,405
Warehouses De Pauw CVA	8,923	280,919

Total Belgium		2,941,749

China - 0.2%
BOC Aviation Ltd.(a)(b)	32,100	245,419
Qingdao Port International Co. Ltd., Class H(b)	127,000	68,798

Total China		314,217

Denmark - 1.5%
Chr Hansen Holding AS	2,024	169,818
H Lundbeck AS	18,978	92,129
ISS AS	3,962	75,707
Novozymes AS, Class B	4,339	238,607
Pandora AS	2,745	379,594
Royal Unibrew AS	1,687	112,769
Sydbank AS	4,616	200,828
Topdanmark AS	4,717	225,353
Tryg AS	31,466	684,961

Total Denmark		2,179,766

Egypt - 0.2%
Energean PLC(a)	21,370	284,411

Finland - 2.2%
Cargotec OYJ, Class B	1,999	116,372
Elisa OYJ	13,365	618,154
Huhtamaki OYJ(a)	3,293	133,609
Kemira OYJ	9,440	175,084
Kesko OYJ, Class A	394	7,843
Kesko OYJ, Class B	21,768	431,025
Konecranes OYJ	4,907	221,049
Metsa Board OYJ, Class B(a)	25,556	202,977
Metso OYJ	29,737	301,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2023

Investments	Shares	Value
Orion OYJ, Class B	4,502	$195,295
TietoEVRY OYJ	8,827	210,031
Valmet OYJ(a)	11,806	340,514
Wartsila OYJ Abp	15,487	224,539

Total Finland		3,177,717

France - 8.0%
Accor SA	6,186	236,434
Aeroports de Paris SA	2,956	382,698
Alten SA	668	99,322
Amundi SA(b)	16,911	1,150,733
Arkema SA	3,015	343,044
BioMerieux	1,179	131,020
Bouygues SA	20,831	785,134
Bureau Veritas SA	24,186	611,019
Carrefour SA	24,146	441,836
Eiffage SA	6,356	681,193
Elis SA	9,065	189,158
Eurazeo SE	3,308	262,553
Gaztransport & Technigaz SA	1,048	138,805
Gecina SA	4,413	536,718
Getlink SE	27,182	497,391
Imerys SA	5,217	164,129
Interparfums SA	2,809	156,389
Ipsen SA	1,006	119,907
Klepierre SA	21,696	591,493
La Francaise des Jeux SAEM(b)	12,973	470,618
Nexans SA	1,367	119,672
Remy Cointreau SA	937	119,032
Renault SA	2,258	92,052
Rexel SA	28,341	775,472
SCOR SE	9,063	264,903
SEB SA	1,458	181,995
Societe BIC SA	1,924	133,578
Sopra Steria Group SACA	512	111,872
SPIE SA	7,641	238,870
Technip Energies NV	5,219	121,991
Teleperformance SE	2,097	305,887
Valeo SE	6,619	101,742
Verallia SA(b)	8,250	317,692
Vivendi SE	30,344	324,335
Wendel SE	1,932	172,122

Total France		11,370,809

Germany - 4.6%
AIXTRON SE	1,423	60,770
Aurubis AG	1,053	86,379
Bechtle AG	2,012	100,882
Brenntag SE	4,434	407,613
Carl Zeiss Meditec AG, Bearer Shares	1,368	149,363
CTS Eventim AG & Co. KGaA	2,840	196,389
DWS Group GmbH & Co. KGaA(b)	14,260	548,180
Evonik Industries AG	30,799	629,409
Fielmann Group AG	1,588	85,324
Freenet AG	8,247	230,849
Fresenius Medical Care AG	10,469	438,992
GEA Group AG	5,354	222,910
HOCHTIEF AG	4,856	538,027
Hugo Boss AG	2,007	149,561
K & S AG, Registered Shares	11,130	175,938
Knorr-Bremse AG	4,219	274,038
Krones AG	618	76,323
MTU Aero Engines AG	1,038	223,879
Puma SE	2,532	141,303
Rheinmetall AG	751	238,093
Scout24 SE(b)	1,463	103,689
Siltronic AG	1,099	107,379
Sixt SE	1,535	171,599
Softwareone Holding AG*	3,066	59,743
Stroeer SE & Co. KGaA	3,675	218,203
Suedzucker AG	9,870	154,712
Symrise AG	1,538	169,284
thyssenkrupp AG	14,323	99,868
Traton SE	18,358	432,352
United Internet AG, Registered Shares	4,637	118,017

Total Germany		6,609,068

Hong Kong - 3.2%
Bank of East Asia Ltd.	140,580	173,552
Hong Kong & China Gas Co. Ltd.	1,130,000	865,385
Link REIT	183,000	1,027,662
Power Assets Holdings Ltd.	157,000	909,804
Swire Pacific Ltd., Class A	51,000	431,719
Swire Pacific Ltd., Class B	297,500	389,375
Swire Properties Ltd.	379,800	768,496

Total Hong Kong		4,565,993

Ireland - 0.8%
AIB Group PLC	57,931	248,295
Bank of Ireland Group PLC	25,641	232,769
Glanbia PLC	8,887	146,372
Smurfit Kappa Group PLC	12,046	477,441

Total Ireland		1,104,877

Israel - 3.3%
Azrieli Group Ltd.	4,436	288,514
Bank Hapoalim BM	93,459	843,776
Bank Leumi Le-Israel BM	82,252	664,933
Bezeq The Israeli Telecommunication Corp. Ltd.	142,213	194,546
Delek Group Ltd.	2,028	263,574
Elbit Systems Ltd.	462	98,535
First International Bank of Israel Ltd.	10,752	441,319
ICL Group Ltd.	142,248	723,308
Israel Discount Bank Ltd., Class A	95,693	481,003
Mizrahi Tefahot Bank Ltd.	12,715	494,349
Newmed Energy LP	66,252	187,299
Phoenix Holdings Ltd.	8,236	83,826

Total Israel		4,764,982

Italy - 5.4%
A2A SpA	235,929	484,491
Amplifon SpA(a)	2,982	103,236
Azimut Holding SpA	9,413	245,810
Banca Generali SpA	9,501	353,061
Banca Mediolanum SpA	72,909	687,319
Banco BPM SpA	111,802	590,463

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2023

Investments	Shares	Value
BPER Banca	56,394	$188,507
Brembo SpA	13,921	170,694
Brunello Cucinelli SpA(a)	1,023	100,123
Buzzi SpA	5,215	158,651
Credito Emiliano SpA	22,331	198,330
De’ Longhi SpA	3,763	126,865
DiaSorin SpA(a)	779	80,235
ERG SpA	6,256	199,443
FinecoBank Banca Fineco SpA	27,135	407,206
Hera SpA	67,904	222,930
Infrastrutture Wireless Italiane SpA(a)(b)	32,676	413,294
Iren SpA	77,149	168,144
Italgas SpA	81,466	466,156
Leonardo SpA	9,914	163,561
Mediobanca Banca di Credito Finanziario SpA	61,606	762,535
Prysmian SpA	7,093	322,579
Recordati Industria Chimica & Farmaceutica SpA	5,856	315,873
Unipol Gruppo SpA	52,389	298,733
UnipolSai Assicurazioni SpA	197,788	493,780

Total Italy		7,722,019

Japan - 22.8%
ABC-Mart, Inc.	9,334	163,203
Aeon Mall Co. Ltd.(a)	7,300	91,755
AGC, Inc.(a)	9,628	357,584
Air Water, Inc.	7,600	103,854
Aisin Corp.	10,100	353,407
Alfresa Holdings Corp.	7,700	130,891
Amada Co. Ltd.	19,100	199,156
Aozora Bank Ltd.(a)	6,500	141,222
Asahi Kasei Corp.	55,400	408,289
Asics Corp.	3,800	119,084
Azbil Corp.	2,400	79,433
Bandai Namco Holdings, Inc.	15,400	308,754
BIPROGY, Inc.	2,600	81,423
Canon Marketing Japan, Inc.(a)	5,700	172,884
Capcom Co. Ltd.	3,900	126,035
Chiba Bank Ltd.(a)	23,200	167,607
Chubu Electric Power Co., Inc.	32,700	422,493
Coca-Cola Bottlers Japan Holdings, Inc.	6,000	86,161
COMSYS Holdings Corp.	6,700	147,801
Concordia Financial Group Ltd.	39,700	181,519
Cosmo Energy Holdings Co. Ltd.	3,400	136,646
Daicel Corp.	9,600	93,017
Daifuku Co. Ltd.	5,300	107,237
Daito Trust Construction Co. Ltd.	2,220	257,462
Daiwa Securities Group, Inc.	50,900	342,667
Dentsu Group, Inc.(a)	10,300	264,331
Dentsu Soken, Inc.(a)	1,700	70,421
Ebara Corp.(a)	4,300	254,620
Electric Power Development Co. Ltd.	11,900	193,170
ENEOS Holdings, Inc.	110,500	439,241
Fuji Electric Co. Ltd.	3,175	136,679
Fukuoka Financial Group, Inc.	6,500	153,394
Hachijuni Bank Ltd.	14,900	83,040
Hakuhodo DY Holdings, Inc.	9,400	72,044
Hamamatsu Photonics KK	2,400	98,737
Hankyu Hanshin Holdings, Inc.	2,800	89,156
Haseko Corp.	14,800	192,322
Hirose Electric Co. Ltd.	1,075	121,736
Hitachi Construction Machinery Co. Ltd.	7,500	198,273
Hoshizaki Corp.(a)	2,200	80,538
Hulic Co. Ltd.(a)	39,500	413,688
Idemitsu Kosan Co. Ltd.	55,330	301,218
IHI Corp.(a)	5,800	113,589
Iida Group Holdings Co. Ltd.	10,700	160,257
INFRONEER Holdings, Inc.	14,600	145,348
Internet Initiative Japan, Inc.	4,100	83,873
Isuzu Motors Ltd.	40,000	515,250
J Front Retailing Co. Ltd.	9,400	85,545
Japan Airlines Co. Ltd.	11,000	216,520
Japan Exchange Group, Inc.	12,200	258,140
Japan Post Insurance Co. Ltd.	13,800	245,107
JFE Holdings, Inc.	24,400	378,600
JTEKT Corp.	14,900	126,139
Kajima Corp.	16,976	283,756
Kansai Electric Power Co., Inc.	24,500	325,323
Kansai Paint Co. Ltd.	5,500	93,981
Kawasaki Heavy Industries Ltd.	5,300	117,256
Kikkoman Corp.	1,800	110,237
Kintetsu Group Holdings Co. Ltd.	2,400	76,130
Kirin Holdings Co. Ltd.(a)	31,800	466,015
Kobe Steel Ltd.	24,600	318,362
Koei Tecmo Holdings Co. Ltd.(a)	9,120	104,054
Koito Manufacturing Co. Ltd.	4,200	65,467
Konami Group Corp.	2,200	115,212
Kose Corp.	1,100	82,512
Kuraray Co. Ltd.(a)	14,700	148,637
Kurita Water Industries Ltd.	2,500	97,886
Kyowa Kirin Co. Ltd.	13,000	218,542
Kyushu Railway Co.	7,600	167,493
Lawson, Inc.	2,700	139,481
Lion Corp.(a)	5,500	51,048
M3, Inc.	6,500	107,565
Macnica Holdings, Inc.	1,900	100,229
Marui Group Co. Ltd.(a)	7,300	122,435
MatsukiyoCocokara & Co.	6,000	106,270
Mazda Motor Corp.	30,600	330,679
Mebuki Financial Group, Inc.	32,100	97,657
Medipal Holdings Corp.	5,300	85,921
MEIJI Holdings Co. Ltd.	7,700	182,915
MINEBEA MITSUMI, Inc.	6,900	141,862
MISUMI Group, Inc.	2,400	40,678
Mitsubishi Chemical Group Corp.	84,900	520,312
Mitsubishi Gas Chemical Co., Inc.	8,800	140,789
Mitsubishi Motors Corp.	31,600	100,641
Mitsui Chemicals, Inc.	7,100	210,613
Miura Co. Ltd.	3,300	65,728
MonotaRO Co. Ltd.(a)	7,400	80,808
NGK Insulators Ltd.	9,300	111,187
NH Foods Ltd.	2,200	74,592
Nichirei Corp.	5,100	125,673
Nifco, Inc.	2,900	74,979
Nikon Corp.	12,600	124,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2023

Investments	Shares	Value
Nippon Express Holdings, Inc.	5,400	$306,963
Nippon Sanso Holdings Corp.	5,800	155,347
Nippon Shinyaku Co. Ltd.	1,800	63,788
Nissan Chemical Corp.	3,400	132,788
Nisshin Seifun Group, Inc.	9,900	133,318
Nissin Foods Holdings Co. Ltd.	6,000	209,434
Niterra Co. Ltd.	15,600	370,580
Nitori Holdings Co. Ltd.	1,100	147,312
Nitto Denko Corp.	5,900	441,517
NOF Corp.	2,800	139,146
Nomura Holdings, Inc.	126,100	570,393
Nomura Real Estate Holdings, Inc.	10,568	278,030
NS Solutions Corp.	2,600	84,374
NSK Ltd.	22,500	121,773
Obayashi Corp.	26,700	231,054
Odakyu Electric Railway Co. Ltd.	5,700	86,968
Oji Holdings Corp.	27,662	106,543
Omron Corp.	3,900	182,109
Ono Pharmaceutical Co. Ltd.	15,800	281,975
Open House Group Co. Ltd.	4,400	130,552
Oracle Corp.	3,000	231,309
Osaka Gas Co. Ltd.	10,300	215,162
Otsuka Corp.	4,500	185,548
Pan Pacific International Holdings Corp.	4,900	116,922
Persol Holdings Co. Ltd.	90,000	154,554
Pola Orbis Holdings, Inc.(a)	7,200	80,897
Resona Holdings, Inc.	66,100	335,939
Resonac Holdings Corp.(a)	5,400	107,632
Ricoh Co. Ltd.	17,400	133,666
Rinnai Corp.	3,300	76,496
Rohm Co. Ltd.	8,300	159,106
Rohto Pharmaceutical Co. Ltd.	3,000	60,498
Ryohin Keikaku Co. Ltd.	5,300	88,703
Sankyo Co. Ltd.	4,000	233,310
Santen Pharmaceutical Co. Ltd.	10,200	101,653
Sanwa Holdings Corp.	10,900	165,340
SBI Holdings, Inc.(a)	13,800	310,495
SCREEN Holdings Co. Ltd.	3,600	304,639
SCSK Corp.	9,900	196,343
Sega Sammy Holdings, Inc.	10,000	139,878
Seibu Holdings, Inc.	7,200	99,946
Seiko Epson Corp.	14,800	221,559
Seino Holdings Co. Ltd.	7,700	116,773
Sekisui Chemical Co. Ltd.	22,000	317,173
Sekisui House Ltd.	27,300	606,495
Seven Bank Ltd.	49,300	104,804
SG Holdings Co. Ltd.	17,800	255,548
Shimadzu Corp.	4,700	131,419
Shimano, Inc.	1,400	216,832
Shimizu Corp.	17,400	115,597
Shinko Electric Industries Co. Ltd.	1,900	73,908
Shizuoka Financial Group, Inc.	15,500	131,384
Socionext, Inc.(a)	5,500	99,872
Sohgo Security Services Co. Ltd.	16,800	96,667
Sojitz Corp.	15,580	351,981
SUMCO Corp.(a)	15,900	238,477
Sumitomo Electric Industries Ltd.	26,012	331,285
Sumitomo Forestry Co. Ltd.	7,800	232,539
Sumitomo Heavy Industries Ltd.	3,700	93,300
Sumitomo Realty & Development Co. Ltd.	7,400	220,142
Sumitomo Rubber Industries Ltd.	7,000	76,068
Sundrug Co. Ltd.	3,300	106,083
Suzuken Co. Ltd.	2,100	69,548
Sysmex Corp.	2,700	150,494
T&D Holdings, Inc.	15,951	253,498
Taisei Corp.	4,875	166,742
Taiyo Yuden Co. Ltd.	3,500	92,602
TIS, Inc.	4,600	101,377
Tobu Railway Co. Ltd.	2,800	75,253
Toho Co. Ltd.	2,300	77,803
Tokyo Gas Co. Ltd.	12,500	287,097
Tokyo Tatemono Co. Ltd.	9,800	146,812
Tokyu Corp.	6,500	79,348
Tokyu Fudosan Holdings Corp.	36,500	233,374
Toray Industries, Inc.	39,900	207,481
Tosoh Corp.	14,100	180,126
Toyo Seikan Group Holdings Ltd.	7,400	120,044
Toyo Suisan Kaisha Ltd.	1,600	82,622
Toyoda Gosei Co. Ltd.	4,100	76,937
Toyota Boshoku Corp.	8,100	128,555
Trend Micro, Inc.	3,930	210,410
Tsuruha Holdings, Inc.(a)	1,200	110,016
USS Co. Ltd.	10,700	215,245
Welcia Holdings Co. Ltd.	5,000	87,459
West Japan Railway Co.	5,500	229,433
Yakult Honsha Co. Ltd.	5,400	121,307
Yamada Holdings Co. Ltd.	24,000	74,632
Yamaha Motor Co. Ltd.(a)	40,080	358,070
Yamato Holdings Co. Ltd.	7,500	138,610
Yaskawa Electric Corp.(a)	4,100	171,294
Yokogawa Electric Corp.	4,500	85,831
Yokohama Rubber Co. Ltd.(a)	4,900	112,368
ZOZO, Inc.	9,400	211,697

Total Japan		32,664,243

Jordan - 0.1%
Hikma Pharmaceuticals PLC	9,262	211,231

Netherlands - 3.4%
Aalberts NV	4,246	184,143
Aegon Ltd.(a)	113,003	655,101
Akzo Nobel NV	5,345	441,764
Arcadis NV	1,720	92,796
BE Semiconductor Industries NV	3,576	539,009
CTP NV(b)	15,886	268,141
Euronext NV(b)	3,557	309,035
IMCD NV	1,235	214,936
Koninklijke KPN NV	274,912	946,879
Koninklijke Vopak NV	7,473	251,284
Randstad NV	10,338	647,735
Signify NV(b)	7,660	256,556

Total Netherlands		4,807,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2023

Investments	Shares	Value
Norway - 2.5%
Aker ASA, Class A	3,411	$223,690
Gjensidige Forsikring ASA	24,390	450,301
Kongsberg Gruppen ASA	7,114	326,010
Leroy Seafood Group ASA	35,546	146,444
Mowi ASA	22,457	402,451
Orkla ASA	41,370	321,161
SpareBank 1 SR-Bank ASA	22,805	289,450
Storebrand ASA	18,114	160,598
TOMRA Systems ASA	7,452	90,584
Var Energi ASA	259,236	820,921
Wallenius Wilhelmsen ASA	45,542	399,110

Total Norway		3,630,720

Portugal - 0.6%
Galp Energia SGPS SA	28,553	420,758
Navigator Co. SA	115,661	453,310

Total Portugal		874,068

Singapore - 2.2%
CapitaLand Investment Ltd.	209,500	501,872
City Developments Ltd.	25,500	128,554
Genting Singapore Ltd.	496,200	376,166
Keppel Corp. Ltd.	144,700	775,551
Sembcorp Industries Ltd.	58,500	235,490
Singapore Exchange Ltd.	55,200	411,353
Singapore Technologies Engineering Ltd.	132,100	389,560
UOL Group Ltd.(a)	21,700	103,310
Venture Corp. Ltd.	19,700	203,257

Total Singapore		3,125,113

Spain - 4.4%
Acciona SA	2,147	316,145
Acerinox SA	15,804	186,014
ACS Actividades de Construccion y Servicios SA	15,841	702,750
Banco de Sabadell SA	191,317	235,220
Bankinter SA(a)	58,882	376,995
Cia de Distribucion Integral Logista Holdings SA	11,914	322,176
CIE Automotive SA(a)	6,306	179,164
Corp. ACCIONA Energias Renovables SA	9,075	281,494
Ebro Foods SA(a)	5,679	97,362
Enagas SA(a)	26,109	440,263
Fluidra SA	7,718	160,709
Fomento de Construcciones y Contratas SA	14,541	233,873
Gestamp Automocion SA(b)	34,211	132,571
Grupo Catalana Occidente SA	5,411	184,697
Indra Sistemas SA(a)	6,252	96,688
Inmobiliaria Colonial Socimi SA	25,947	187,738
Laboratorios Farmaceuticos Rovi SA	1,694	112,651
Mapfre SA(a)	213,333	457,884
Merlin Properties Socimi SA	57,606	640,163
Redeia Corp. SA	34,343	565,641
Unicaja Banco SA(a)(b)	131,544	129,326
Vidrala SA	807	83,618
Viscofan SA(a)	2,044	121,024

Total Spain		6,244,166

Sweden - 2.6%
AAK AB	5,099	113,740
AddTech AB, Class B	4,041	88,777
Avanza Bank Holding AB(a)	6,211	143,907
Axfood AB	7,966	215,792
Elekta AB, Class B	11,891	97,131
Hexpol AB	11,548	139,797
Holmen AB, Class B	2,053	86,721
Husqvarna AB, Class B(a)	20,962	172,599
Indutrade AB	4,947	128,512
Investment AB Latour, Class B(a)	11,695	304,390
L E Lundbergforetagen AB, Class B	1,399	76,101
Lifco AB, Class B	4,866	119,358
Nibe Industrier AB, Class B(a)	18,500	129,968
Nordnet AB publ	9,028	153,186
Saab AB, Class B	1,484	89,471
Sagax AB, Class B	4,146	114,122
Securitas AB, Class B(a)	20,052	196,146
Skanska AB, Class B(a)	18,447	333,783
SKF AB, Class B	16,418	327,941
Svenska Cellulosa AB SCA, Class B	10,494	157,339
Sweco AB, Class B	9,593	128,600
Thule Group AB(b)	4,537	123,579
Trelleborg AB, Class B	7,440	249,234

Total Sweden		3,690,194

Switzerland - 5.5%
Accelleron Industries AG	4,547	141,869
Adecco Group AG, Registered Shares	12,165	596,506
Allreal Holding AG, Registered Shares	749	133,844
Baloise Holding AG, Registered Shares	2,552	399,636
Banque Cantonale Vaudoise, Registered Shares(a)	4,834	623,168
BKW AG	1,423	252,764
Clariant AG, Registered Shares*	10,754	158,694
Coca-Cola HBC AG*	17,828	523,860
DKSH Holding AG	2,578	178,881
EFG International AG*	18,675	239,636
Flughafen Zurich AG, Registered Shares	1,000	208,638
Galenica AG(b)	2,247	194,225
Georg Fischer AG, Registered Shares	3,489	253,286
Helvetia Holding AG, Registered Shares(a)	3,851	530,305
Julius Baer Group Ltd.	14,733	825,356
Logitech International SA, Registered Shares	2,753	260,891
PSP Swiss Property AG, Registered Shares	1,532	214,060
SFS Group AG	1,553	192,268
SIG Group AG*	8,790	202,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2023

Investments	Shares	Value
Stadler Rail AG	2,954	$106,276
Sulzer AG, Registered Shares	2,368	241,681
Swatch Group AG, Bearer Shares	732	198,818
Swatch Group AG, Registered Shares	3,297	172,557
Swiss Prime Site AG, Registered Shares	4,638	495,128
VAT Group AG(b)	640	320,513
Vontobel Holding AG, Registered Shares	3,002	194,391

Total Switzerland		7,859,338

United Kingdom - 10.6%
Admiral Group PLC	12,814	438,439
Airtel Africa PLC(b)	146,970	243,939
Auto Trader Group PLC(b)	19,186	176,442
Beazley PLC	26,456	176,050
Bellway PLC	8,106	265,365
Berkeley Group Holdings PLC	3,676	219,687
British Land Co. PLC	68,574	349,323
Britvic PLC	14,347	153,724
Bunzl PLC	10,939	444,847
Burberry Group PLC	13,688	247,084
Centrica PLC	189,156	339,158
Computacenter PLC	3,518	125,214
ConvaTec Group PLC(b)	51,145	159,217
DCC PLC	4,234	311,868
Dechra Pharmaceuticals PLC	1,474	72,494
Derwent London PLC	4,325	130,119
Diploma PLC	3,919	178,955
DS Smith PLC	126,975	497,419
Dunelm Group PLC	12,954	181,156
Games Workshop Group PLC	2,224	279,830
Greggs PLC	3,888	128,966
Halma PLC	4,236	123,337
Harbour Energy PLC(a)	62,936	247,592
Hargreaves Lansdown PLC	27,083	253,416
Howden Joinery Group PLC	26,672	276,636
IMI PLC	7,466	160,277
Inchcape PLC	18,019	164,355
Informa PLC	36,833	366,810
InterContinental Hotels Group PLC	5,163	466,649
Intertek Group PLC	4,628	250,504
Investec PLC	47,682	323,255
ITV PLC	317,934	256,475
J Sainsbury PLC	117,678	453,948
JD Sports Fashion PLC	37,617	79,580
Johnson Matthey PLC	10,035	217,155
Land Securities Group PLC	51,224	460,237
Melrose Industries PLC	17,473	126,386
Mondi PLC	23,080	452,369
Next PLC	5,747	594,747
Pearson PLC	16,642	204,557
Renishaw PLC	1,851	84,428
Rightmove PLC	22,976	168,592
Rotork PLC	30,155	124,397
RS Group PLC	14,730	153,903
Sage Group PLC	23,105	345,351
Schroders PLC	95,192	521,687
Severn Trent PLC	10,005	328,935
Smith & Nephew PLC	29,772	409,327
Smiths Group PLC	13,652	306,912
Softcat PLC	4,716	81,763
Spectris PLC	4,093	197,179
Spirax-Sarco Engineering PLC	1,420	190,163
St. James’s Place PLC	42,787	372,869
Tate & Lyle PLC	11,108	93,317
Unite Group PLC	16,621	221,207
United Utilities Group PLC	28,379	383,301
Virgin Money U.K. PLC	97,414	204,219
Weir Group PLC	8,552	205,668
Whitbread PLC	4,653	216,861

Total United Kingdom		15,207,660

TOTAL COMMON STOCKS (Cost: $127,978,899)		142,493,149

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%

United States - 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $5,359,770)	5,359,770	5,359,770

TOTAL INVESTMENTS IN SECURITIES - 103.3% (Cost: $133,338,669)		147,852,919
Other Assets less Liabilities - (3.3)%		(4,789,330)

NET ASSETS - 100.0%		$143,063,589

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,462,953 and the total market value of the collateral held by the Fund was $15,497,127. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,137,357.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$142,493,149	$—	$—	$142,493,149
Investment of Cash Collateral for Securities Loaned	—	5,359,770	—	5,359,770

Total Investments in Securities	$142,493,149	$5,359,770	$—	$147,852,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 9.8%
Aristocrat Leisure Ltd.	7,676	$213,804
BlueScope Steel Ltd.	7,699	122,930
Brambles Ltd.	33,717	312,892
Cochlear Ltd.(a)	1,131	230,495
Coles Group Ltd.	17,017	187,062
Computershare Ltd.	5,942	98,890
EBOS Group Ltd.(a)	8,496	190,963
Fortescue Ltd.	2,796	55,366
Lottery Corp. Ltd.(a)	70,971	234,387
Medibank Pvt Ltd.	92,137	223,816
Orica Ltd.	17,456	189,863
Origin Energy Ltd.	16,316	94,298
Pilbara Minerals Ltd.(a)	21,978	59,237
Qantas Airways Ltd.*	26,910	98,604
QBE Insurance Group Ltd.	23,556	238,047
Santos Ltd.	115,915	601,119
Sonic Healthcare Ltd.	7,810	170,959
Suncorp Group Ltd.	25,254	238,664
Telstra Group Ltd.	61,134	165,190
Woodside Energy Group Ltd.	25,557	541,650
Woolworths Group Ltd.(a)	7,602	192,965

Total Australia		4,461,201

Austria - 0.3%
Erste Group Bank AG	2,038	82,689
Verbund AG	568	52,737

Total Austria		135,426

China - 0.6%
SITC International Holdings Co. Ltd.	30,000	51,789
Wilmar International Ltd.	85,500	231,397

Total China		283,186

Denmark - 2.3%
Carlsberg AS, Class B	1,435	180,067
Danske Bank AS	16,863	450,790
Novo Nordisk AS, Class B	4,186	433,031

Total Denmark		1,063,888

France - 11.1%
AXA SA	15,858	516,592
Carrefour SA	2,445	44,740
Danone SA	6,637	430,216
Dassault Aviation SA	1,760	348,398
Eiffage SA	3,963	424,727
Ipsen SA	4,250	506,565
La Francaise des Jeux SAEM(b)	13,415	486,652
Orange SA	37,255	424,048
Publicis Groupe SA	4,421	410,227
Sanofi SA	5,631	558,333
Sodexo SA	4,579	503,897
Thales SA	2,533	374,803

Total France		5,029,198

Germany - 6.1%
Bechtle AG	2,331	116,876
Beiersdorf AG	365	54,714
Brenntag SE	2,837	260,802
Deutsche Boerse AG	2,082	428,928
Deutsche Telekom AG, Registered Shares	23,312	560,097
E.ON SE	23,152	310,735
GEA Group AG	2,937	122,280
Hannover Rueck SE	1,646	393,288
Heidelberg Materials AG	1,459	130,450
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	333	137,980
RWE AG	2,723	123,868
Talanx AG	1,879	134,190

Total Germany		2,774,208

Hong Kong - 0.9%
Jardine Matheson Holdings Ltd.	6,800	280,228
WH Group Ltd.(b)	227,000	146,516

Total Hong Kong		426,744

Ireland - 1.0%
AerCap Holdings NV*	5,764	428,381
AIB Group PLC	10,359	44,399

Total Ireland		472,780

Israel - 1.1%
Check Point Software Technologies Ltd.*	3,029	462,801
Teva Pharmaceutical Industries Ltd., ADR*	4,175	43,587

Total Israel		506,388

Italy - 1.4%
Assicurazioni Generali SpA	16,308	344,170
Enel SpA	19,504	144,998
Poste Italiane SpA(b)	11,239	127,566

Total Italy		616,734

Japan - 23.6%
Aeon Co. Ltd.	2,000	44,701
AGC, Inc.(a)	5,500	204,270
ANA Holdings, Inc.*(a)	8,100	175,812
Asahi Group Holdings Ltd.(a)	2,400	89,511
Bridgestone Corp.(a)	5,100	211,264
Brother Industries Ltd.	8,200	130,899
Canon, Inc.(a)	14,900	382,593
Central Japan Railway Co.	6,300	160,159
Chubu Electric Power Co., Inc.	8,400	108,530
Daiwa House Industry Co. Ltd.	5,400	163,632
Dentsu Group, Inc.(a)	2,700	69,291
East Japan Railway Co.(a)	2,600	149,918
Fujitsu Ltd.	1,100	165,999
Hankyu Hanshin Holdings, Inc.	4,200	133,734
Hitachi Ltd.	1,100	79,352
Inpex Corp.(a)	32,900	444,446
Japan Airlines Co. Ltd.	7,300	143,691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2023

Investments	Shares	Value
Japan Post Holdings Co. Ltd.	11,200	$100,060
Japan Post Insurance Co. Ltd.	3,500	62,165
Japan Tobacco, Inc.(a)	5,400	139,616
JFE Holdings, Inc.	3,600	55,859
Kansai Electric Power Co., Inc.	5,404	71,757
KDDI Corp.	4,300	136,826
Kintetsu Group Holdings Co. Ltd.(a)	5,000	158,604
Kirin Holdings Co. Ltd.(a)	8,900	130,426
Komatsu Ltd.	2,700	70,631
Kyowa Kirin Co. Ltd.	4,900	82,373
Mazda Motor Corp.	7,800	84,291
McDonald’s Holdings Co. Japan Ltd.(a)	5,400	234,033
MEIJI Holdings Co. Ltd.	5,600	133,029
Mitsubishi Chemical Group Corp.	18,400	112,765
Mitsubishi Corp.	4,500	71,930
Mitsubishi UFJ Financial Group, Inc.	5,000	42,967
Mizuho Financial Group, Inc.	13,100	224,172
MS&AD Insurance Group Holdings, Inc.	5,900	232,100
NEC Corp.	2,500	148,071
Nippon Express Holdings, Inc.	2,600	147,797
Nippon Steel Corp.	4,100	93,935
Nippon Telegraph & Telephone Corp.	125,700	153,625
Nissin Foods Holdings Co. Ltd.	3,000	104,717
Obayashi Corp.	24,100	208,554
Odakyu Electric Railway Co. Ltd.	5,600	85,442
Ono Pharmaceutical Co. Ltd.	8,100	144,557
Oracle Corp.	4,000	308,412
Osaka Gas Co. Ltd.	7,100	148,315
Otsuka Corp.	4,900	202,041
Otsuka Holdings Co. Ltd.	5,500	206,338
Pan Pacific International Holdings Corp.	4,600	109,763
Ricoh Co. Ltd.	18,900	145,189
SCSK Corp.	20,600	408,552
Secom Co. Ltd.	2,400	172,876
Sekisui Chemical Co. Ltd.	14,200	204,720
Sekisui House Ltd.	10,000	222,159
SG Holdings Co. Ltd.	7,800	111,982
Shimizu Corp.	16,200	107,625
Shionogi & Co. Ltd.	3,700	178,412
SoftBank Corp.	11,800	147,270
Sompo Holdings, Inc.	2,200	107,612
Subaru Corp.	6,200	113,727
Sumitomo Corp.	3,800	82,911
Sumitomo Mitsui Financial Group, Inc.(a)	4,000	195,205
Suntory Beverage & Food Ltd.	1,400	46,177
TIS, Inc.	13,500	297,521
Tobu Railway Co. Ltd.	5,100	137,068
Toho Co. Ltd.	3,500	118,396
Tokio Marine Holdings, Inc.	6,500	162,707
Tokyo Electric Power Co. Holdings, Inc.*	9,700	50,812
Tokyo Gas Co. Ltd.	3,700	84,981
Toyota Tsusho Corp.	1,200	70,716
USS Co. Ltd.	10,500	211,221
West Japan Railway Co.(a)	3,400	141,831
Yokogawa Electric Corp.	6,700	127,793

Total Japan		10,710,436

Jordan - 0.8%
Hikma Pharmaceuticals PLC	15,988	364,625

Netherlands - 4.0%
Heineken Holding NV	2,959	250,379
JDE Peet’s NV(a)	8,625	232,092
Koninklijke Ahold Delhaize NV	11,271	323,900
Koninklijke KPN NV	152,748	526,110
Wolters Kluwer NV(a)	3,434	488,207

Total Netherlands		1,820,688

New Zealand - 0.4%
Spark New Zealand Ltd.	55,401	181,700

Norway - 3.1%
DNB Bank ASA	13,534	287,852
Equinor ASA	15,963	506,364
Kongsberg Gruppen ASA	2,023	92,707
Orkla ASA	52,156	404,894
Telenor ASA	10,606	121,770

Total Norway		1,413,587

Portugal - 1.2%
Galp Energia SGPS SA	5,478	80,724
Jeronimo Martins SGPS SA	17,906	455,728

Total Portugal		536,452

Russia - 0.0%
Evraz PLC*†	17,300	0

Singapore - 2.8%
DBS Group Holdings Ltd.	9,700	245,680
Genting Singapore Ltd.	268,400	203,472
Keppel Corp. Ltd.	15,600	83,612
Oversea-Chinese Banking Corp. Ltd.	17,100	168,524
Sembcorp Industries Ltd.	13,800	55,551
Singapore Airlines Ltd.	38,200	189,972
Singapore Exchange Ltd.	22,400	166,926
United Overseas Bank Ltd.	7,200	155,288

Total Singapore		1,269,025

Spain - 3.6%
Banco Bilbao Vizcaya Argentaria SA	29,100	264,427
Endesa SA(a)	10,250	209,016
Iberdrola SA	20,200	264,866
Industria de Diseno Textil SA	6,168	268,656
Naturgy Energy Group SA(a)	7,544	225,004
Repsol SA(a)	15,191	225,701
Telefonica SA	49,011	191,331

Total Spain		1,649,001

Sweden - 1.0%
Essity AB, Class B	5,286	131,129
Swedbank AB, Class A	11,441	230,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2023

Investments	Shares	Value
Volvo AB, Class B	3,799	$98,652

Total Sweden		460,580

Switzerland - 9.5%
Banque Cantonale Vaudoise, Registered Shares(a)	3,884	500,700
BKW AG	1,797	319,196
Chocoladefabriken Lindt & Spruengli AG	22	263,744
Coca-Cola HBC AG*	9,427	277,004
Helvetia Holding AG, Registered Shares(a)	2,484	342,061
Holcim AG, Registered Shares*	5,120	401,619
Novartis AG, Registered Shares	7,355	741,661
Roche Holding AG	1,367	397,115
Swiss Re AG	2,826	317,503
Swisscom AG, Registered Shares	817	491,180
UBS Group AG, Registered Shares	8,378	259,806

Total Switzerland		4,311,589

United Kingdom - 14.0%
Associated British Foods PLC	1,388	41,882
BAE Systems PLC	22,851	323,494
BP PLC	102,939	611,713
British American Tobacco PLC	8,515	249,175
Bunzl PLC	7,331	298,123
Centrica PLC	124,868	223,889
Coca-Cola Europacific Partners PLC	3,934	262,555
Compass Group PLC	14,883	407,157
HSBC Holdings PLC	45,882	371,706
Imperial Brands PLC	14,697	338,461
J Sainsbury PLC	12,324	47,540
JD Sports Fashion PLC	96,876	204,944
National Grid PLC	52,664	710,299
Next PLC	2,928	303,014
Pearson PLC	24,435	300,346
Reckitt Benckiser Group PLC	4,236	292,683
Rolls-Royce Holdings PLC*	38,679	147,776
SSE PLC	11,432	270,484
Tesco PLC	107,084	396,563
Unilever PLC	7,000	339,097
Vodafone Group PLC	271,992	237,722

Total United Kingdom		6,378,623

United States - 1.2%
GSK PLC	19,173	354,454
Stellantis NV	7,724	180,459

Total United States		534,913

TOTAL COMMON STOCKS (Cost: $41,782,981)		45,400,972

PREFERRED STOCK - 0.1%

Germany - 0.1%
Henkel AG & Co. KGaA (Cost: $43,607)	583	46,923

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%
United States - 5.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $2,271,326)	2,271,326	2,271,326

TOTAL INVESTMENTS IN SECURITIES - 104.9% (Cost: $44,097,914)		47,719,221
Other Assets less Liabilities - (4.9)%		(2,244,675)

NET ASSETS - 100.0%		$45,474,546

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,729,774 and the total market value of the collateral held by the Fund was $4,973,443. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,702,117.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/4/2024	8,500	AUD	5,245	EUR	$6	$—
Bank of America NA	1/4/2024	21,895	AUD	14,902	USD	38	—
Bank of America NA	1/4/2024	80,500	DKK	10,799	EUR	—	(1)
Bank of America NA	1/4/2024	26,139	DKK	3,863	USD	11	—
Bank of America NA	1/4/2024	45,230	EUR	49,834	USD	131	—
Bank of America NA	1/4/2024	20,608	GBP	26,207	USD	64	—
Bank of America NA	1/4/2024	64,167	NOK	6,286	USD	33	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2023

Bank of America NA	1/4/2024	16,853	SEK	1,682	USD	—		(10)
Bank of America NA	1/4/2024	7,139	SGD	5,394	USD	18		—
Bank of America NA	1/4/2024	901,816	USD	1,203,264	SGD	—		(10,412)
Bank of America NA	1/5/2024	9,424	CHF	11,026	USD	172		—
Bank of America NA	1/5/2024	8,088,795	JPY	45,000	GBP	10		—
Bank of America NA	1/5/2024	2,739	NZD	1,728	USD	6		—
Bank of America NA	1/9/2024	7,084,415	JPY	49,888	USD	395		—
Bank of Montreal	1/4/2024	3,458	USD	27,000	HKD	—		(0)^
Barclays Bank PLC	1/4/2024	947,911	SGD	717,921	USD	717		—
Barclays Bank PLC	2/5/2024	733,670	USD	967,295	SGD	—		(722)
Citibank NA	1/4/2024	2,928,938	AUD	1,989,399	USD	9,226		—
Citibank NA	1/4/2024	3,495,062	DKK	518,496	USD	—		(557)
Citibank NA	1/4/2024	2,748,943	GBP	3,498,872	USD	5,499		—
Citibank NA	1/5/2024	529,085	NZD	333,906	USD	1,085		—
Citibank NA	1/9/2024	14,500,000	JPY	102,895	USD	—		(43)
Citibank NA	2/5/2024	1,065,298	USD	1,566,825	AUD	—		(4,970)
Citibank NA	2/5/2024	131,743	USD	886,647	DKK	138		—
Citibank NA	2/5/2024	893,806	USD	702,118	GBP	—		(1,415)
Citibank NA	2/5/2024	95,400	USD	151,152	NZD	—		(314)
Goldman Sachs	1/4/2024	345,500	NOK	30,826	EUR	—		(31)
Goldman Sachs	1/4/2024	88,000	SEK	7,903	EUR	2		—
Goldman Sachs	1/4/2024	99,205	USD	150,380	AUD	—		(3,410)
Goldman Sachs	1/4/2024	3,768	USD	26,018	DKK	—		(88)
Goldman Sachs	1/4/2024	394,559	USD	365,454	EUR	—		(9,155)
Goldman Sachs	1/4/2024	2,908,199	USD	2,298,308	GBP	—		(21,699)
Goldman Sachs	1/4/2024	172,918	USD	137,477	GBP	—		(2,338)
Goldman Sachs	1/4/2024	42,696	USD	464,150	NOK	—		(3,009)
Goldman Sachs	1/4/2024	25,618	USD	266,227	SEK	—		(800)
Goldman Sachs	1/4/2024	53,621	USD	71,736	SGD	—		(764)
Goldman Sachs	1/4/2024	11,368	USD	15,000	SGD	—		(3)
Goldman Sachs	1/5/2024	1,233,116	CHF	1,472,784	USD	—		(7,514)
Goldman Sachs	1/5/2024	67,623	USD	59,110	CHF	—		(2,615)
Goldman Sachs	1/5/2024	18,836	USD	30,571	NZD	—		(520)
Goldman Sachs	1/9/2024	390,227	USD	55,929,831	JPY	—		(6,745)
Goldman Sachs	2/5/2024	500,849	USD	418,013	CHF	2,538		—
HSBC Holdings PLC	1/4/2024	311,135	EUR	335,789	USD	7,919		—
HSBC Holdings PLC	1/4/2024	6,010,757	EUR	6,644,784	USD	—		(4,746)
HSBC Holdings PLC	1/4/2024	500	NZD	286	EUR	0	^	—
HSBC Holdings PLC	1/4/2024	2,424,658	SEK	232,122	USD	8,480		—
HSBC Holdings PLC	1/4/2024	311,324	SGD	232,122	USD	3,902		—
HSBC Holdings PLC	1/4/2024	236,630	USD	360,446	AUD	—		(9,328)
HSBC Holdings PLC	1/4/2024	455,231	USD	3,144,522	DKK	—		(10,761)
HSBC Holdings PLC	1/4/2024	443,962	USD	353,319	GBP	—		(6,451)
HSBC Holdings PLC	1/4/2024	718,074	USD	7,694,719	NOK	—		(39,620)
HSBC Holdings PLC	1/5/2024	278,885	USD	243,815	CHF	—		(10,832)
HSBC Holdings PLC	1/9/2024	36,352,797	JPY	250,715	USD	7,305		—
HSBC Holdings PLC	1/9/2024	941,299,126	JPY	6,652,608	USD	28,430		—
HSBC Holdings PLC	1/9/2024	6,562,984	USD	962,402,405	JPY	—		(267,839)
HSBC Holdings PLC	2/5/2024	1,707,544	USD	1,542,684	EUR	1,221		—
HSBC Holdings PLC	2/5/2024	2,648,482	USD	373,163,565	JPY	—		(11,341)
Morgan Stanley & Co. International	1/4/2024	7,669,734	NOK	754,484	USD	750		—
Morgan Stanley & Co. International	1/4/2024	2,234,642	SEK	222,658	USD	—		(911)
Morgan Stanley & Co. International	1/4/2024	1,668,466	USD	2,524,135	AUD	—		(53,933)
Morgan Stanley & Co. International	1/4/2024	63,360	USD	431,161	DKK	—		(535)
Morgan Stanley & Co. International	1/4/2024	6,635,848	USD	6,059,687	EUR	—		(58,243)
Morgan Stanley & Co. International	1/4/2024	430,844	USD	4,497,703	SEK	—		(15,470)
Morgan Stanley & Co. International	1/5/2024	316,798	USD	514,812	NZD	—		(9,157)
Morgan Stanley & Co. International	2/5/2024	350,935	USD	3,564,697	NOK	—		(358)
Morgan Stanley & Co. International	2/5/2024	172,060	USD	1,724,647	SEK	703		—
UBS AG	1/4/2024	34,600	CHF	37,256	EUR	—		(45)
UBS AG	1/5/2024	1,137,302	USD	990,853	CHF	—		(40,095)

						$78,799		$(616,800)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	45,400,972	—	—		45,400,972
Preferred Stock	46,923	—	—		46,923
Investment of Cash Collateral for Securities Loaned	—	2,271,326	—		2,271,326

Total Investments in Securities	$45,447,895	$2,271,326	$0		$47,719,221

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$78,799	$—		$78,799
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(616,800)	$—		$(616,800)

Total - Net	$45,447,895	$1,733,325	$0		$47,181,220

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 7.1%
Altium Ltd.	23,397	$747,957
Aristocrat Leisure Ltd.	73,203	2,038,961
Beach Energy Ltd.	503,748	549,972
Brambles Ltd.	452,664	4,200,703
Breville Group Ltd.(a)	44,215	821,532
Brickworks Ltd.	44,094	841,247
CAR Group Ltd.	95,266	2,024,247
Champion Iron Ltd.	177,325	1,015,170
Charter Hall Group(a)	286,199	2,351,265
Cochlear Ltd.	6,952	1,416,800
Coles Group Ltd.	606,695	6,669,189
CSL Ltd.	53,449	10,454,388
Dicker Data Ltd.	67,859	553,791
Goodman Group	288,554	4,981,437
IDP Education Ltd.(a)	61,908	846,126
Mineral Resources Ltd.	63,584	3,037,057
Pilbara Minerals Ltd.(a)	1,965,640	5,297,953
REA Group Ltd.(a)	11,602	1,434,096
SEEK Ltd.	96,398	1,758,223
Seven Group Holdings Ltd.	76,845	1,934,858
Sims Ltd.	60,442	641,735
Tabcorp Holdings Ltd.	606,360	345,481
Technology One Ltd.	40,796	427,857
Wesfarmers Ltd.	369,520	14,382,174

Total Australia		68,772,219

Austria - 0.2%
Kontron AG	34,129	810,563
Wienerberger AG	44,435	1,483,353

Total Austria		2,293,916

Belgium - 0.8%
Bekaert SA	24,583	1,263,279
bpost SA	154,023	793,540
D’ieteren Group	11,079	2,164,976
Fagron	9,913	181,886
Tessenderlo Group SA	21,650	675,618
UCB SA	26,901	2,344,608

Total Belgium		7,423,907

China - 0.4%
Prosus NV*	118,614	3,535,763

Denmark - 3.9%
Chr Hansen Holding AS	21,046	1,765,801
Coloplast AS, Class B	26,766	3,061,986
Dfds AS	21,350	705,513
Novo Nordisk AS, Class B	249,106	25,769,395
Novozymes AS, Class B	46,177	2,539,330
Pandora AS	19,480	2,693,805
Royal Unibrew AS	9,945	664,783

Total Denmark		37,200,613

Finland - 1.3%
Metsa Board OYJ, Class B(a)	260,465	2,068,726
Orion OYJ, Class B	34,277	1,486,923
UPM-Kymmene OYJ	251,381	9,458,055

Total Finland		13,013,704

France - 11.6%
Airbus SE	112,152	17,317,165
Alten SA	5,107	759,339
Arkema SA	32,254	3,669,827
BioMerieux	13,128	1,458,886
Carrefour SA	246,275	4,506,470
Eramet SA	15,940	1,258,981
Gaztransport & Technigaz SA	10,977	1,453,877
Hermes International SCA	6,972	14,777,870
Interparfums SA	23,051	1,283,350
Ipsen SA	7,419	884,283
Kering SA	39,494	17,407,194
La Francaise des Jeux SAEM(b)	37,677	1,366,798
LVMH Moet Hennessy Louis Vuitton SE	54,088	43,831,365
SEB SA	14,787	1,845,794

Total France		111,821,199

Germany - 5.3%
AIXTRON SE	13,173	562,563
Aurubis AG	9,587	786,434
Bechtle AG	21,512	1,078,613
Bilfinger SE	14,405	554,073
Carl Zeiss Meditec AG, Bearer Shares	12,730	1,389,908
Deutsche Post AG, Registered Shares	622,455	30,842,074
Fielmann Group AG	14,561	782,365
Gerresheimer AG	4,894	510,071
Hugo Boss AG	13,872	1,033,737
Knorr-Bremse AG	43,691	2,837,880
Merck KGaA	14,633	2,329,282
Nemetschek SE	7,854	680,886
Puma SE	22,151	1,236,179
Rheinmetall AG	7,110	2,254,116
Siltronic AG	11,042	1,078,873
Stroeer SE & Co. KGaA	20,147	1,196,227
Symrise AG	15,302	1,684,251

Total Germany		50,837,532

Hong Kong - 0.5%
Techtronic Industries Co. Ltd.	414,500	4,939,358

Ireland - 0.2%
Kerry Group PLC, Class A	27,074	2,352,508

Israel - 0.5%
Hilan Ltd.	4,503	237,974
Isramco Negev 2 LP	1,960,433	822,087
Newmed Energy LP	481,798	1,362,077
Oil Refineries Ltd.	4,438,349	1,506,196
Plus500 Ltd.	56,365	1,194,934

Total Israel		5,123,268

Italy - 1.4%
Brunello Cucinelli SpA	5,978	585,079
Carel Industries SpA(b)	14,904	408,300
Davide Campari-Milano NV	51,140	577,064
De’ Longhi SpA(a)	34,718	1,170,480
DiaSorin SpA	8,068	830,984
Ferrari NV	11,502	3,877,775
Moncler SpA	60,688	3,734,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2023

Investments	Shares	Value
Piaggio & C SpA	298,160	$980,841
Salcef Group SpA	15,602	424,837
Salvatore Ferragamo SpA(a)	53,830	726,047

Total Italy		13,315,480

Japan - 15.1%
Advantest Corp.	65,500	2,228,710
ARE Holdings, Inc.(a)	48,700	673,952
ASKUL Corp.	11,500	175,379
BayCurrent Consulting, Inc.	10,700	375,767
Benefit One, Inc.	62,900	946,980
Capcom Co. Ltd.	32,000	1,034,133
Casio Computer Co. Ltd.	51,900	450,416
Daiwabo Holdings Co. Ltd.	37,800	827,696
Dentsu Soken, Inc.(a)	17,900	741,495
Dexerials Corp.(a)	9,700	283,886
Dip Corp.	17,300	393,907
Disco Corp.	11,300	2,803,759
FANUC Corp.	248,800	7,318,581
Fast Retailing Co. Ltd.	23,900	5,931,770
Food & Life Cos. Ltd.	19,400	398,651
Fujimi, Inc.(a)	20,100	446,968
Fujitsu Ltd.	28,700	4,331,058
Goldwin, Inc.(a)	4,800	345,070
Hoya Corp.	15,400	1,925,273
Ibiden Co. Ltd.	11,000	609,767
Internet Initiative Japan, Inc.	17,100	349,811
Japan Material Co. Ltd.	10,600	188,722
Kakaku.com, Inc.	79,300	982,110
Keyence Corp.	13,400	5,904,440
Koei Tecmo Holdings Co. Ltd.(a)	111,500	1,272,150
Lasertec Corp.	6,800	1,792,850
M3, Inc.	49,000	810,874
MEITEC Group Holdings, Inc.	43,700	876,294
MINEBEA MITSUMI, Inc.	82,800	1,702,339
Mitsui Chemicals, Inc.	76,300	2,263,347
MonotaRO Co. Ltd.(a)	46,800	511,055
Murata Manufacturing Co. Ltd.	413,500	8,778,589
NET One Systems Co. Ltd.	23,200	395,526
Nextage Co. Ltd.(a)	13,500	247,822
NGK Insulators Ltd.	113,100	1,352,178
NHK Spring Co. Ltd.(a)	90,000	764,151
Nihon M&A Center Holdings, Inc.	129,300	713,269
Nippon Gas Co. Ltd.	44,500	734,670
Nippon Steel Corp.	501,800	11,496,765
Nomura Research Institute Ltd.	85,300	2,481,312
NSD Co. Ltd.	28,400	546,123
Obic Co. Ltd.	13,700	2,360,913
Oracle Corp.	21,800	1,680,848
Pan Pacific International Holdings Corp.	48,400	1,154,899
Persol Holdings Co. Ltd.	1,038,500	1,783,380
Relo Group, Inc.	59,300	714,856
Sanrio Co. Ltd.	4,100	170,974
SG Holdings Co. Ltd.	165,200	2,371,718
Shin-Etsu Chemical Co. Ltd.	476,000	19,977,954
Shinko Electric Industries Co. Ltd.(a)	14,400	560,148
SMC Corp.	8,900	4,782,693
SMS Co. Ltd.	24,500	503,885
Sysmex Corp.	23,100	1,287,557
Taiyo Yuden Co. Ltd.	41,700	1,103,284
Takara Bio, Inc.	40,300	357,892
Takara Holdings, Inc.	92,500	812,934
TDK Corp.	76,900	3,663,905
TechnoPro Holdings, Inc.	35,700	940,740
Toei Animation Co. Ltd.	6,800	913,066
Tokyo Electron Ltd.	97,500	17,466,041
Tokyo Ohka Kogyo Co. Ltd.	17,100	377,466
Tokyo Seimitsu Co. Ltd.	11,000	676,557
Topcon Corp.	28,900	311,590
Tosoh Corp.	156,500	1,999,266
Yaskawa Electric Corp.	39,900	1,666,981
ZOZO, Inc.(a)	81,200	1,828,699

Total Japan		145,875,861

Netherlands - 7.9%
ASM International NV	3,493	1,813,322
ASML Holding NV	42,581	32,065,196
Corbion NV	737	15,778
Heineken Holding NV	78,733	6,662,087
Heineken NV	131,875	13,393,427
SBM Offshore NV	146,463	2,014,290
Signify NV(b)	80,649	2,701,176
Universal Music Group NV	401,416	11,444,780
Wolters Kluwer NV	40,496	5,757,255

Total Netherlands		75,867,311

Norway - 0.7%
Aker ASA, Class A	33,671	2,208,109
Atea ASA*	74,327	945,582
DNO ASA	937,555	929,643
Kongsberg Gruppen ASA	48,911	2,241,419
Veidekke ASA	75,141	756,168

Total Norway		7,080,921

Portugal - 0.0%
Corticeira Amorim SGPS SA(a)	36,938	372,945

Singapore - 0.5%
Singapore Technologies Engineering Ltd.	1,448,424	4,271,374
StarHub Ltd.	988,400	831,722

Total Singapore		5,103,096

Spain - 6.6%
CIE Automotive SA(a)	33,947	964,489
Endesa SA(a)	931,506	18,995,123
Industria de Diseno Textil SA	968,803	42,197,527
Laboratorios Farmaceuticos Rovi SA	11,845	787,692
Viscofan SA(a)	20,495	1,213,493

Total Spain		64,158,324

Sweden - 3.9%
Alfa Laval AB	65,566	2,624,501
Assa Abloy AB, Class B	241,245	6,949,242
Billerud Aktiebolag	145,474	1,478,146
Evolution AB(b)	45,768	5,459,725
Husqvarna AB, Class B	140,076	1,153,372
Investment AB Latour, Class B	141,498	3,682,822
Lindab International AB	13,658	269,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2023

Investments	Shares	Value
Nibe Industrier AB, Class B	220,758	$1,550,893
Paradox Interactive AB	15,591	348,706
Sandvik AB	356,886	7,723,556
Sectra AB, Class B	20,853	372,992
Securitas AB, Class B	215,277	2,105,807
Skanska AB, Class B	191,302	3,461,445

Total Sweden		37,181,037

Switzerland - 14.3%
Clariant AG, Registered Shares*	117,831	1,738,800
Comet Holding AG, Registered Shares	2,574	811,055
Givaudan SA, Registered Shares	2,122	8,783,993
Huber & Suhner AG, Registered Shares	7,608	614,678
Logitech International SA, Registered Shares	26,491	2,510,452
Novartis AG, Registered Shares	329,492	33,225,196
Partners Group Holding AG	10,422	15,020,360
Roche Holding AG	105,394	30,617,042
Roche Holding AG, Bearer Shares	9,990	3,102,698
SFS Group AG	11,786	1,459,159
Sika AG, Registered Shares	23,647	7,689,876
Sonova Holding AG, Registered Shares	5,294	1,725,983
Stadler Rail AG	26,053	937,308
Straumann Holding AG, Registered Shares	4,202	676,993
Swissquote Group Holding SA, Registered Shares	2,869	697,437
Tecan Group AG, Registered Shares	18	7,344
UBS Group AG, Registered Shares	816,181	25,310,193
VAT Group AG(b)	6,059	3,034,359

Total Switzerland		137,962,926

United Kingdom - 15.4%
Admiral Group PLC	128,653	4,401,942
Airtel Africa PLC(b)	1,538,531	2,553,637
AJ Bell PLC	114,083	455,205
Ashtead Group PLC	82,160	5,720,764
AstraZeneca PLC	243,540	32,909,258
Bellway PLC	78,762	2,578,420
Britvic PLC	110,079	1,179,462
Burberry Group PLC	126,909	2,290,855
Bytes Technology Group PLC	49,965	389,816
Coats Group PLC	400,356	395,029
Dechra Pharmaceuticals PLC	9,999	491,769
Diageo PLC	649,713	23,654,931
Dr. Martens PLC	464,999	525,204
Dunelm Group PLC	84,358	1,179,709
Greggs PLC	17,580	583,134
Hays PLC	969,242	1,349,264
Howden Joinery Group PLC	197,493	2,048,352
IMI PLC	55,413	1,189,586
Imperial Brands PLC	795,800	18,326,681
ITV PLC	3,453,053	2,785,554
JD Sports Fashion PLC	415,700	879,426
Kainos Group PLC	12,929	184,432
Mondi PLC	229,024	4,488,881
Moneysupermarket.com Group PLC	287,637	1,027,436
Next PLC	34,134	3,532,467
Redrow PLC	208,402	1,635,204
RELX PLC	380,613	15,089,885
Renishaw PLC	23,115	1,054,329
Rentokil Initial PLC	489,463	2,750,448
Rightmove PLC	93,714	687,650
RS Group PLC	161,750	1,690,006
Sage Group PLC	222,579	3,326,894
Savills PLC	79,833	986,162
Softcat PLC	48,104	833,992
Spirax-Sarco Engineering PLC	15,852	2,122,863
TBC Bank Group PLC	35,748	1,289,674
Telecom Plus PLC	42,124	865,639
Victrex PLC	44,346	860,421

Total United Kingdom		148,314,381

United States - 2.1%
GSK PLC	1,112,976	20,575,748

TOTAL COMMON STOCKS (Cost: $839,569,048)		963,122,017

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%

United States - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $15,453,776)	15,453,776	15,453,776

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $855,022,824)		978,575,793
Other Assets less Liabilities - (1.3)%		(12,251,367)

NET ASSETS - 100.0%		$966,324,426

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $28,288,844 and the total market value of the collateral held by the Fund was $30,002,113. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,548,337.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$963,122,017	$—	$—	$963,122,017
Investment of Cash Collateral for Securities Loaned	—	15,453,776	—	15,453,776

Total Investments in Securities	$963,122,017	$15,453,776	$—	$978,575,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 12.1%
Accent Group Ltd.	1,504,698	$1,991,857
Acrow Ltd.	843,793	595,914
AMP Ltd.	3,865,729	2,453,135
Ansell Ltd.	104,165	1,789,718
ARB Corp. Ltd.(a)	45,635	1,119,760
AUB Group Ltd.	75,706	1,433,509
Australian Clinical Labs Ltd.(a)(b)	248,482	490,004
Baby Bunting Group Ltd.(a)(b)	298,474	407,327
Bapcor Ltd.	388,218	1,467,549
Base Resources Ltd.	3,590,372	379,733
Breville Group Ltd.(a)	74,077	1,376,379
Capitol Health Ltd.	2,684,854	430,522
Cedar Woods Properties Ltd.(a)	259,447	883,398
Centuria Capital Group(a)	2,371,374	2,839,777
Champion Iron Ltd.(a)	463,012	2,650,704
Codan Ltd.	133,420	778,384
Collins Foods Ltd.	118,496	957,332
Corporate Travel Management Ltd.(a)	80,011	1,067,888
CSR Ltd.	1,349,045	6,075,436
Dalrymple Bay Infrastructure Ltd.	727,154	1,334,706
Data#3 Ltd.	153,928	886,476
Dicker Data Ltd.(a)	176,752	1,442,456
Domain Holdings Australia Ltd.(a)	426,693	1,004,481
Eagers Automotive Ltd.	424,953	4,198,716
EVT Ltd.	174,742	1,458,246
First Resources Ltd.	2,529,600	2,742,270
G8 Education Ltd.	1,263,070	1,016,990
GR Engineering Services Ltd.	383,162	580,420
GrainCorp Ltd., Class A	222,413	1,106,356
GUD Holdings Ltd.(a)	224,133	1,835,245
GWA Group Ltd.	669,071	1,022,651
Hansen Technologies Ltd.	226,080	785,212
Helia Group Ltd.	752,507	2,233,608
Helloworld Travel Ltd.	220,876	366,237
HMC Capital Ltd.(a)	283,016	1,189,594
HUB24 Ltd.	23,981	588,920
Iluka Resources Ltd.	367,356	1,654,391
Imdex Ltd.(a)	127,233	163,651
Infomedia Ltd.	558,466	548,740
Ingenia Communities Group(a)	376,341	1,142,743
Inghams Group Ltd.	642,014	1,734,789
Insignia Financial Ltd.	1,645,317	2,627,075
Integral Diagnostics Ltd.(a)	279,492	363,305
IPH Ltd.	307,520	1,345,050
IVE Group Ltd.	526,386	718,359
Johns Lyng Group Ltd.	122,599	511,971
Jumbo Interactive Ltd.	67,947	644,918
Kelsian Group Ltd.(a)	227,992	1,088,992
Lindsay Australia Ltd.	634,264	504,200
Lovisa Holdings Ltd.(a)	123,458	2,061,391
Lycopodium Ltd.	99,918	797,695
MA Financial Group Ltd.(a)	253,711	955,620
Macmahon Holdings Ltd.	3,168,145	399,930
Magellan Financial Group Ltd.	703,320	4,453,567
McMillan Shakespeare Ltd.	212,464	2,313,797
Metcash Ltd.	2,256,111	5,372,705
Monadelphous Group Ltd.	89,260	903,853
Monash IVF Group Ltd.	992,570	880,464
Myer Holdings Ltd.(a)	2,265,767	927,627
MyState Ltd.	358,661	768,459
Netwealth Group Ltd.	132,155	1,388,709
nib holdings Ltd.	519,011	2,617,147
Nick Scali Ltd.(a)	189,870	1,596,152
Nine Entertainment Co. Holdings Ltd.(a)	2,934,657	4,044,974
NRW Holdings Ltd.	980,757	1,994,274
Nufarm Ltd.	145,936	519,805
oOh!media Ltd.	547,616	618,417
Orora Ltd.(a)	2,581,793	4,580,383
PeopleIN Ltd.	482,584	413,260
Perenti Ltd.*	1,297,181	920,536
Perseus Mining Ltd.	981,101	1,238,490
Pinnacle Investment Management Group Ltd.(a)	259,994	1,788,261
PointsBet Holdings Ltd.(a)	1,285,227	806,816
PSC Insurance Group Ltd.(a)	250,841	799,323
PWR Holdings Ltd.	67,952	452,542
Ramelius Resources Ltd.	264,069	303,616
Regis Healthcare Ltd.	310,555	688,698
Reliance Worldwide Corp. Ltd.	985,566	2,979,178
Ridley Corp. Ltd.	492,059	923,330
SG Fleet Group Ltd.	426,936	684,601
Sims Ltd.	138,804	1,473,732
SmartGroup Corp. Ltd.	194,395	1,156,668
SRG Global Ltd.	1,120,060	512,063
Super Retail Group Ltd.	565,466	6,084,785
Tabcorp Holdings Ltd.	2,070,226	1,179,536
Terracom Ltd.(a)	2,590,166	742,308
Ventia Services Group Pty. Ltd.	2,084,219	4,465,603
Waypoint REIT Ltd.	1,815,262	3,022,291

Total Australia		133,859,700

Austria - 0.5%
Kontron AG	92,881	2,205,922
Oesterreichische Post AG	40,746	1,471,829
Porr AG	45,330	635,937
Schoeller-Bleckmann Oilfield Equipment AG	20,103	981,540

Total Austria		5,295,228

Belgium - 1.7%
Barco NV(a)	90,264	1,650,203
bpost SA(a)	464,427	2,392,769
Cofinimmo SA(a)	97,950	7,725,514
Deceuninck NV	157,786	396,529
Econocom Group SA(a)	284,434	807,494
Exmar NV(a)	104,811	879,924
Fagron	33,669	617,767
Intervest Offices & Warehouses NV	47,742	1,091,681
Recticel SA(a)	41,001	480,093
Xior Student Housing NV(a)(b)	74,993	2,460,378

Total Belgium		18,502,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2023

Investments	Shares	Value
China - 0.3%
CITIC Telecom International Holdings Ltd.	6,213,822	$2,610,130
CPMC Holdings Ltd.	467,009	402,504

Total China		3,012,634

Denmark - 1.7%
Alm Brand AS	1,302,632	2,302,844
Cementir Holding NV	127,652	1,345,243
Chemometec AS	13,857	796,716
D/S Norden AS	160,517	7,635,342
Dfds AS	41,446	1,369,588
Matas AS	16,776	286,878
Scandinavian Tobacco Group AS(c)	120,500	2,094,534
Spar Nord Bank AS	197,040	3,112,533

Total Denmark		18,943,678

Finland - 1.4%
Aktia Bank OYJ	64,902	675,357
Citycon OYJ*(a)	440,296	2,529,140
F-Secure OYJ	234,021	526,071
Harvia OYJ(a)(b)	22,707	682,265
Marimekko OYJ	39,103	574,927
Musti Group OYJ*	24,666	711,699
Oriola OYJ, Class B	214,250	257,498
Outokumpu OYJ(a)	795,279	3,939,217
Puuilo OYJ	133,309	1,314,294
Revenio Group OYJ	12,299	368,998
Sanoma OYJ	136,118	1,045,021
Scanfil OYJ	56,599	489,548
Talenom OYJ(a)	79,450	544,140
Terveystalo OYJ(a)(c)	85,692	732,666
Tokmanni Group Corp.	54,349	877,736

Total Finland		15,268,577

France - 3.7%
Beneteau SACA	82,391	1,135,845
Bonduelle SCA(a)	27,368	330,739
Chargeurs SA	76,053	981,260
Cie des Alpes	79,273	1,236,473
Cie Plastic Omnium SE	148,634	1,970,263
Coface SA	376,365	4,922,500
Derichebourg SA	321,247	1,802,717
Eramet SA	43,196	3,411,727
Etablissements Maurel & Prom SA	250,464	1,684,951
Fnac Darty SA(a)	45,971	1,396,502
IPSOS SA	43,182	2,707,032
Lectra(a)	22,276	768,975
Mersen SA	39,649	1,541,699
Metropole Television SA	160,764	2,297,988
Quadient SA	35,630	756,474
Rubis SCA	361,351	8,981,245
Television Francaise 1 SA(a)	422,626	3,331,002
Vicat SACA	38,572	1,399,691

Total France		40,657,083

Georgia - 0.7%
Bank of Georgia Group PLC	153,602	7,783,518

Germany - 2.7%
7C Solarparken AG	94,760	379,453
Bilfinger SE	41,870	1,610,484
CompuGroup Medical SE & Co. KGaA	22,748	952,373
CropEnergies AG	174,596	2,217,976
Dermapharm Holding SE	41,725	1,951,515
Deutz AG	143,449	760,613
Duerr AG	68,442	1,616,423
Eckert & Ziegler Strahlen - und Medizintechnik AG	7,477	341,116
Elmos Semiconductor SE	7,348	600,656
ElringKlinger AG	44,342	270,383
GFT Technologies SE	13,014	448,529
Hamborner REIT AG	145,206	1,092,336
Hamburger Hafen und Logistik AG*	67,097	1,240,747
Instone Real Estate Group SE(c)	100,857	813,305
Jenoptik AG	21,029	660,652
Kloeckner & Co. SE	189,589	1,438,781
Lanxess AG	119,417	3,742,400
MLP SE	111,977	685,273
Mutares SE & Co. KGaA	36,176	1,414,649
Norma Group SE	26,598	470,985
ProSiebenSat.1 Media SE	79,719	487,333
SAF-Holland SE	89,698	1,506,091
Salzgitter AG	70,870	2,192,024
Stabilus SE	26,734	1,822,107
Wacker Neuson SE	75,371	1,520,302

Total Germany		30,236,506

Hong Kong - 0.2%
Dah Sing Banking Group Ltd.	1,008,800	651,126
Dah Sing Financial Holdings Ltd.	307,429	629,933
Guotai Junan International Holdings Ltd.	7,300,000	560,924
Nissin Foods Co. Ltd.(a)	1,018,000	814,812

Total Hong Kong		2,656,795

Indonesia - 0.1%
Bumitama Agri Ltd.	1,567,200	718,790

Ireland - 0.4%
C&C Group PLC	292,630	569,266
Cairn Homes PLC	1,290,399	1,884,431
Kenmare Resources PLC	196,528	988,356
Origin Enterprises PLC(a)	175,685	667,602

Total Ireland		4,109,655

Israel - 4.5%
Altshuler Shaham Finance Ltd.	942,321	1,328,079
Amot Investments Ltd.	1,099,127	5,946,012
Arad Ltd.	28,580	434,784
Ashdod Refinery Ltd.*	1	13
Ashtrom Group Ltd.	213,278	3,329,260
AudioCodes Ltd.	28,831	353,172
Electra Consumer Products 1970 Ltd.	23,080	461,613
Electra Real Estate Ltd.	85,290	969,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2023

Investments	Shares	Value
Energix-Renewable Energies Ltd.	309,105	$1,140,827
FIBI Holdings Ltd.	75,975	3,323,075
Gav-Yam Lands Corp. Ltd.	115,463	943,033
Harel Insurance Investments & Financial Services Ltd.	449,308	3,541,159
Inrom Construction Industries Ltd.	175,363	516,218
Israel Canada TR Ltd.	223,041	668,956
Israel Land Development Co. Ltd.	38,911	376,910
Isramco Negev 2 LP	4,024,021	1,687,431
Kardan Real Estate Enterprise & Development Ltd.	289,808	336,174
Kvutzat Acro Ltd.	58,133	630,747
Lapidoth Capital Ltd.	34,716	538,638
Magic Software Enterprises Ltd.	50,685	489,832
Matrix IT Ltd.	100,325	1,900,126
Max Stock Ltd.	431,108	832,070
Maytronics Ltd.	93,190	1,061,847
Mediterranean Towers Ltd.	262,107	636,324
Mega Or Holdings Ltd.	54,650	1,282,285
Mehadrin Ltd.*	1	35
Menora Mivtachim Holdings Ltd.	64,573	1,667,719
Migdal Insurance & Financial Holdings Ltd.	369,127	421,725
Mivne Real Estate KD Ltd.	978,287	2,920,543
Novolog Ltd.	1,132,483	454,767
Oil Refineries Ltd.	17,454,852	5,923,472
One Software Technologies Ltd.	61,447	788,543
Paz Oil Co. Ltd.	1	48
Plus500 Ltd.	144,597	3,065,444
Ratio Energies Finance LP	652,463	540,322
Retailors Ltd.	47,852	951,352
Sisram Medical Ltd.(a)(c)	446,400	300,704

Total Israel		49,762,717

Italy - 5.4%
ACEA SpA(a)	440,895	6,735,690
Anima Holding SpA(c)	511,774	2,264,717
Aquafil SpA	211,548	803,882
Ariston Holding NV	61,921	428,533
Arnoldo Mondadori Editore SpA	627,766	1,487,476
Ascopiave SpA(a)	340,180	845,505
Banca IFIS SpA	187,096	3,244,807
Banca Popolare di Sondrio SpA	657,371	4,255,327
Biesse SpA	35,773	501,861
Cairo Communication SpA	414,343	827,529
Danieli & C Officine Meccaniche SpA	26,955	873,921
Danieli & C Officine Meccaniche SpA, RSP	2,829	67,814
Datalogic SpA(a)	115,244	860,577
El.En. SpA(a)	45,683	492,021
Enav SpA(c)	834,971	3,169,197
IMMSI SpA	695,157	436,938
Intercos SpA(a)	51,909	819,980
Italian Sea Group SpA(a)	98,388	894,472
Maire Tecnimont SpA	350,208	1,899,469
MARR SpA	81,132	1,028,866
Orsero SpA	18,189	340,768
OVS SpA(c)	176,841	443,439
Piaggio & C SpA	1,245,890	4,098,540
RAI Way SpA(c)	454,618	2,566,211
Salcef Group SpA	47,072	1,281,753
Salvatore Ferragamo SpA(a)	120,670	1,627,570
Sanlorenzo SpA(a)	18,791	879,079
Saras SpA	3,076,988	5,492,776
Spaxs SpA*	99,712	600,851
Technogym SpA(c)	294,117	2,945,186
Tinexta SpA(a)	47,324	1,060,167
Unieuro SpA(a)(c)	53,065	608,458
Webuild SpA(a)	1,051,582	2,122,298
Wiit SpA(a)	27,858	600,080
Zignago Vetro SpA	167,117	2,632,479

Total Italy		59,238,237

Japan - 27.1%
77 Bank Ltd.(a)	46,000	1,135,480
Adastria Co. Ltd.	23,300	574,319
ADEKA Corp.	59,601	1,213,327
Aeon Delight Co. Ltd.	25,500	643,921
Ai Holdings Corp.	42,900	711,754
Aica Kogyo Co. Ltd.	41,700	1,009,224
Aisan Industry Co. Ltd.	76,300	637,006
AIT Corp.	25,500	312,193
Alinco, Inc.	64,200	456,295
Alleanza Holdings Co. Ltd.	28,400	210,109
Alps Alpine Co. Ltd.	101,600	885,343
Amano Corp.	55,000	1,303,802
Anritsu Corp.	66,800	644,640
Arcs Co. Ltd.	52,800	1,041,918
ARE Holdings, Inc.	76,400	1,057,288
Ariake Japan Co. Ltd.	15,400	507,398
Artience Co. Ltd.(a)	30,700	572,495
As One Corp.	15,500	615,690
Asanuma Corp.	36,000	985,672
ASKUL Corp.(a)	38,700	590,190
Autobacs Seven Co. Ltd.	86,303	954,977
Bando Chemical Industries Ltd.	85,400	939,533
Bank of Nagoya Ltd.	10,200	393,588
Baroque Japan Ltd.(a)	56,200	327,681
Bell System24 Holdings, Inc.	77,200	958,292
Benefit One, Inc.	78,100	1,175,821
Benesse Holdings, Inc.	48,300	893,163
Bunka Shutter Co. Ltd.	56,000	556,902
C Uyemura & Co. Ltd.	13,600	1,066,931
Canon Electronics, Inc.	19,700	285,621
Casio Computer Co. Ltd.	150,000	1,301,780
Central Glass Co. Ltd.	22,300	421,546
Chori Co. Ltd.	39,000	781,494
Chugin Financial Group, Inc.	85,300	605,958
Citizen Watch Co. Ltd.	173,800	1,036,784
CKD Corp.	56,100	1,010,739
Computer Engineering & Consulting Ltd.	19,800	220,078
Daido Steel Co. Ltd.	191,955	2,043,726
Daiei Kankyo Co. Ltd.	8,700	153,845
Daihen Corp.	17,000	777,770
Daiho Corp.	23,700	624,525
Daiichikosho Co. Ltd.	65,400	967,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2023

Investments	Shares	Value
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,800	$229,343
Daio Paper Corp.	47,000	374,386
Daiseki Co. Ltd.	14,100	391,556
Daishi Hokuetsu Financial Group, Inc.	35,940	977,656
Daiwabo Holdings Co. Ltd.	61,400	1,344,459
DCM Holdings Co. Ltd.	73,100	670,438
Denka Co. Ltd.	57,000	1,009,164
Dexerials Corp.(a)	29,000	848,730
DIC Corp.(a)	56,500	1,110,723
Dip Corp.	18,600	423,507
DMG Mori Co. Ltd.(a)	84,200	1,612,868
Dowa Holdings Co. Ltd.	19,500	712,612
DTS Corp.	35,300	882,625
Eagle Industry Co. Ltd.	63,300	718,400
Earth Corp.(a)	19,600	635,353
EDION Corp.	98,500	1,098,326
Eiken Chemical Co. Ltd.(a)	48,900	592,780
Elecom Co. Ltd.	57,700	718,692
Elematec Corp.	70,500	876,624
en Japan, Inc.	22,500	434,902
ES-Con Japan Ltd.	123,700	816,887
Exedy Corp.	85,600	1,575,021
EXEO Group, Inc.	71,600	1,592,183
Ezaki Glico Co. Ltd.(a)	24,100	713,701
Fancl Corp.	37,400	628,993
Feed One Co. Ltd.	37,800	218,520
Ferrotec Holdings Corp.(a)	34,200	644,798
Financial Partners Group Co. Ltd.	91,100	1,086,893
Food & Life Cos. Ltd.	22,600	464,408
FP Corp.	24,400	514,203
FP Partner, Inc.	8,800	323,961
France Bed Holdings Co. Ltd.	39,500	374,323
Fudo Tetra Corp.	34,100	546,887
Fuji Corp. Ltd.(a)	124,500	624,355
Fuji Oil Holdings, Inc.	34,400	592,325
Fuji Pharma Co. Ltd.	73,000	900,461
Fuji Soft, Inc.(a)	17,200	721,038
Fujikura Ltd.	216,400	1,664,674
Fujimi, Inc.	37,323	829,959
Fujitec Co. Ltd.	39,800	1,009,539
Fukuyama Transporting Co. Ltd.	22,000	632,785
Funai Soken Holdings, Inc.(a)	39,100	711,111
Furukawa Electric Co. Ltd.	35,200	553,542
Furyu Corp.	31,100	307,515
Futaba Industrial Co. Ltd.	43,100	247,631
Future Corp.	48,300	604,692
Gecoss Corp.	104,700	786,475
Glory Ltd.	33,377	637,331
Godo Steel Ltd.	25,100	820,762
GS Yuasa Corp.	31,300	440,704
Gunma Bank Ltd.	319,000	1,561,285
H2O Retailing Corp.	60,400	654,212
Hakuto Co. Ltd.(a)	35,400	1,363,470
Hanwa Co. Ltd.	22,300	790,101
Hazama Ando Corp.	140,100	1,109,034
Heiwa Corp.	77,019	1,146,708
Heiwa Real Estate Co. Ltd.	23,900	639,119
Hirogin Holdings, Inc.	206,300	1,320,946
Hochiki Corp.	64,100	794,316
Hogy Medical Co. Ltd.(a)	16,200	415,399
Hokkaido Gas Co. Ltd.	51,100	798,143
Hokuetsu Corp.(a)	32,000	321,634
Hokuhoku Financial Group, Inc.	59,700	645,148
Horiba Ltd.	27,500	2,151,546
HU Group Holdings, Inc.	57,300	1,082,555
Hyakugo Bank Ltd.	25,000	94,694
Hyakujushi Bank Ltd.	29,900	510,281
Ichibanya Co. Ltd.	19,700	737,807
Ichigo, Inc.	205,800	493,406
Idec Corp.	28,500	580,391
IDOM, Inc.	65,900	453,419
Iino Kaiun Kaisha Ltd.	142,800	1,202,324
Inaba Denki Sangyo Co. Ltd.	60,900	1,468,719
Inabata & Co. Ltd.	49,700	1,106,951
Inui Global Logistics Co. Ltd.(a)	60,300	464,076
Itochu Enex Co. Ltd.	102,801	1,120,763
Itoham Yonekyu Holdings, Inc.	40,400	1,104,710
Iyogin Holdings, Inc.	101,800	683,962
Izumi Co. Ltd.	37,700	967,771
JAC Recruitment Co. Ltd.	204,400	942,403
Japan Aviation Electronics Industry Ltd.	51,100	1,168,942
Japan Lifeline Co. Ltd.	66,200	593,067
Japan Securities Finance Co. Ltd.	51,800	569,513
Japan Steel Works Ltd.	26,200	455,313
Japan Transcity Corp.	51,100	222,552
Jeol Ltd.	12,200	535,665
Joyful Honda Co. Ltd.(a)	72,000	942,772
Juroku Financial Group, Inc.	36,300	959,125
JVCKenwood Corp.	77,300	406,294
K’s Holdings Corp.	95,800	897,658
Kaga Electronics Co. Ltd.	27,800	1,208,781
Kakaku.com, Inc.	114,700	1,420,529
Kamigumi Co. Ltd.	80,900	1,931,546
Kanamoto Co. Ltd.	45,600	946,415
Kandenko Co. Ltd.	102,000	996,992
Kaneka Corp.	31,700	805,429
Kanematsu Corp.	86,700	1,269,935
Katitas Co. Ltd.	27,000	419,230
Kato Sangyo Co. Ltd.	33,100	1,078,837
Kewpie Corp.	39,100	689,062
KH Neochem Co. Ltd.	35,800	576,182
Ki-Star Real Estate Co. Ltd.(a)	15,200	339,084
Kitz Corp.	116,100	993,166
Koatsu Gas Kogyo Co. Ltd.	19,000	119,542
Kojima Co. Ltd.	30,200	167,516
Kokuyo Co. Ltd.	82,200	1,337,543
KOMEDA Holdings Co. Ltd.	47,100	917,077
Komeri Co. Ltd.(a)	32,700	716,719
Konoike Transport Co. Ltd.	3,500	48,411
Krosaki Harima Corp.	8,900	741,141
Kumagai Gumi Co. Ltd.	29,900	764,573
Kumiai Chemical Industry Co. Ltd.	71,200	407,564
Kurabo Industries Ltd.	27,395	561,969
Kureha Corp.	33,600	686,395
KYB Corp.	32,700	1,137,704
Kyoei Steel Ltd.	51,800	734,489
Kyorin Pharmaceutical Co. Ltd.	41,490	523,849
Kyudenko Corp.	32,200	1,161,648
Kyushu Financial Group, Inc.	183,300	1,059,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2023

Investments	Shares	Value
LEC, Inc.	17,200	$126,273
Life Corp.	29,900	700,947
Lintec Corp.	29,430	574,071
Mabuchi Motor Co. Ltd.(a)	59,800	992,142
Makino Milling Machine Co. Ltd.	12,400	516,300
Mani, Inc.	25,000	378,422
Marubun Corp.	68,900	789,774
Maruha Nichiro Corp.	46,900	923,496
Matsui Securities Co. Ltd.	187,140	971,673
Max Co. Ltd.	46,000	1,071,854
MCJ Co. Ltd.	84,300	655,959
Megmilk Snow Brand Co. Ltd.	32,000	479,841
MEITEC Group Holdings, Inc.	67,700	1,357,554
Micronics Japan Co. Ltd.	21,300	554,483
MIRAIT ONE Corp.	67,200	886,117
Mitsubishi Logistics Corp.	35,800	1,078,977
Mitsubishi Materials Corp.	61,500	1,067,678
Mitsubishi Shokuhin Co. Ltd.	33,800	1,153,199
Mitsuboshi Belting Ltd.	51,300	1,595,620
Mitsui DM Sugar Holdings Co. Ltd.	48,700	1,026,299
Mitsui High-Tec, Inc.	8,000	417,648
Mitsui Matsushima Holdings Co. Ltd.(a)	26,000	485,955
Mitsui Mining & Smelting Co. Ltd.	51,364	1,579,394
Mitsui-Soko Holdings Co. Ltd.	35,000	1,168,073
Mizuho Medy Co. Ltd.(a)	20,500	456,590
Mizuno Corp.(a)	13,900	387,480
Mochida Pharmaceutical Co. Ltd.	25,300	586,828
Morinaga & Co. Ltd.	36,000	653,327
Morinaga Milk Industry Co. Ltd.	34,200	661,779
Musashi Seimitsu Industry Co. Ltd.	48,600	520,542
Musashino Bank Ltd.	37,000	699,688
Nabtesco Corp.(a)	57,300	1,169,533
Nachi-Fujikoshi Corp.(a)	28,100	732,498
Nagase & Co. Ltd.	67,200	1,077,259
Nakanishi, Inc.	32,000	538,176
Nakayama Steel Works Ltd.(a)	79,600	460,729
NEC Networks & System Integration Corp.	64,800	1,093,483
NET One Systems Co. Ltd.	36,700	625,681
NHK Spring Co. Ltd.(a)	117,100	994,245
Nichias Corp.	59,800	1,437,949
Nichicon Corp.	51,100	470,477
Nichiha Corp.	33,400	702,447
Nihon Kohden Corp.	23,300	737,607
Nihon M&A Center Holdings, Inc.	174,800	964,264
Nihon Nohyaku Co. Ltd.(a)	32,300	148,005
Nikkon Holdings Co. Ltd.(a)	50,500	1,103,277
Nippn Corp.	79,400	1,251,995
Nippon Air Conditioning Services Co. Ltd.	76,600	440,105
Nippon Carbon Co. Ltd.(a)	26,900	836,690
Nippon Denko Co. Ltd.(a)	212,100	415,233
Nippon Electric Glass Co. Ltd.(a)	76,100	1,636,112
Nippon Gas Co. Ltd.	73,500	1,213,443
Nippon Kanzai Holdings Co. Ltd.	40,600	740,407
Nippon Kayaku Co. Ltd.	123,199	1,175,800
Nippon Pillar Packing Co. Ltd.	35,200	1,112,328
Nippon Road Co. Ltd.	7,600	110,458
Nippon Shokubai Co. Ltd.	13,900	535,768
Nippon Soda Co. Ltd.	32,400	1,247,922
Nippon Yakin Kogyo Co. Ltd.(a)	22,100	660,743
Nipro Corp.	67,200	527,666
Nishi-Nippon Financial Holdings, Inc.	80,500	931,306
Nishi-Nippon Railroad Co. Ltd.(a)	39,500	669,494
Nishimatsu Construction Co. Ltd.	27,000	751,894
Nishio Holdings Co. Ltd.	34,700	1,009,150
Nisshin Oillio Group Ltd.	27,700	842,907
Nisshinbo Holdings, Inc.	72,092	585,767
Nissui Corp.	204,000	1,098,428
Nitto Kogyo Corp.	29,800	760,959
Noevir Holdings Co. Ltd.	35,200	1,283,359
Nomura Micro Science Co. Ltd.(a)	4,700	497,737
Noritake Co. Ltd.	19,800	962,051
North Pacific Bank Ltd.	205,100	516,460
NS United Kaiun Kaisha Ltd.(a)	29,500	1,003,352
NSD Co. Ltd.	66,800	1,284,542
NTN Corp.	247,800	457,001
Ogaki Kyoritsu Bank Ltd.	60,900	814,707
Ohsho Food Service Corp.	17,000	973,117
Okamura Corp.	80,200	1,240,148
Okasan Securities Group, Inc.	151,400	735,629
Okinawa Cellular Telephone Co.	51,200	1,229,337
OKUMA Corp.	17,400	749,787
Okumura Corp.	31,400	1,043,474
Onward Holdings Co. Ltd.	111,000	378,713
Open Up Group, Inc.	51,300	854,757
Organo Corp.	15,700	650,362
Osaka Soda Co. Ltd.(a)	4,500	308,980
OSG Corp.	61,700	884,930
Outsourcing, Inc.*(a)	45,200	557,866
PAL GROUP Holdings Co. Ltd.(a)	53,900	942,046
PALTAC Corp.	18,700	592,118
Paramount Bed Holdings Co. Ltd.	38,600	758,693
Penta-Ocean Construction Co. Ltd.	153,300	861,103
PHC Holdings Corp.(a)	93,700	955,078
Pigeon Corp.(a)	70,800	815,571
Pilot Corp.	17,000	506,575
Press Kogyo Co. Ltd.	225,300	910,916
Prima Meat Packers Ltd.	54,000	899,362
Raito Kogyo Co. Ltd.	49,000	656,902
Raiznext Corp.	80,500	872,493
Relo Group, Inc.	77,600	935,460
Rengo Co. Ltd.	128,000	853,454
Resorttrust, Inc.	51,700	896,994
Riso Kagaku Corp.	34,900	657,253
Roland Corp.	18,600	581,168
Round One Corp.(a)	88,600	350,680
Ryobi Ltd.(a)	20,100	378,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2023

Investments	Shares	Value
Ryosan Co. Ltd.(a)	20,000	$667,471
S Foods, Inc.	28,500	666,105
Sakai Chemical Industry Co. Ltd.	26,500	352,632
Sakai Moving Service Co. Ltd.	30,400	586,523
Sakata Seed Corp.	17,100	474,865
SAMTY Co. Ltd.	48,000	829,054
San-Ai Obbli Co. Ltd.	51,200	583,254
San-In Godo Bank Ltd.	132,200	932,095
Sangetsu Corp.	67,100	1,475,457
Sanki Engineering Co. Ltd.	90,100	1,118,421
Sankyu, Inc.	28,000	1,028,997
Sanshin Electronics Co. Ltd.	35,500	546,425
Sanyo Chemical Industries Ltd.	19,500	585,775
Sanyo Special Steel Co. Ltd.	35,500	663,768
Sawai Group Holdings Co. Ltd.	17,100	631,819
Scroll Corp.	105,600	719,081
Seika Corp.	21,600	452,285
Seiko Group Corp.(a)	19,800	378,360
Seiren Co. Ltd.	47,200	829,967
Senko Group Holdings Co. Ltd.	128,400	1,040,096
Senshu Ikeda Holdings, Inc.	189,400	433,935
Seria Co. Ltd.	47,800	891,376
Shibaura Machine Co. Ltd.	17,300	424,585
Shibaura Mechatronics Corp.	8,200	345,496
Shiga Bank Ltd.	25,100	621,358
Shin-Etsu Polymer Co. Ltd.	68,400	813,639
Shinagawa Refractories Co. Ltd.	5,800	70,721
Shinsho Corp.	17,200	692,978
Ship Healthcare Holdings, Inc.	26,900	459,368
Shoei Co. Ltd.(a)	31,300	408,512
Sinfonia Technology Co. Ltd.	43,000	635,331
SKY Perfect JSAT Holdings, Inc.	187,800	929,808
Sotetsu Holdings, Inc.	46,000	893,375
ST Corp.	8,900	96,399
Star Micronics Co. Ltd.(a)	50,700	618,196
Starts Corp., Inc.(a)	48,800	1,014,561
Sumida Corp.	43,400	354,945
Sumitomo Bakelite Co. Ltd.	23,500	1,234,008
Sumitomo Mitsui Construction Co. Ltd.	187,300	527,437
Sumitomo Osaka Cement Co. Ltd.	21,100	555,263
Sun Frontier Fudousan Co. Ltd.	88,200	1,021,639
Sun-Wa Technos Corp.	39,900	621,509
Suruga Bank Ltd.	106,400	587,925
Suzuden Corp.	50,700	844,401
Systena Corp.	223,100	484,243
T Hasegawa Co. Ltd.	23,600	519,776
T-Gaia Corp.	53,200	728,302
Tachi-S Co. Ltd.	47,700	608,346
Tachibana Eletech Co. Ltd.	18,900	368,267
Taiheiyo Cement Corp.	61,600	1,269,752
Taikisha Ltd.	22,800	660,647
Taiyo Holdings Co. Ltd.	36,400	804,270
Takaoka Toko Co. Ltd.	17,000	254,554
Takara Bio, Inc.	47,600	422,721
Takara Holdings, Inc.	151,700	1,333,213
Takara Standard Co. Ltd.(a)	81,000	937,665
Takasago Thermal Engineering Co. Ltd.(a)	44,600	1,018,669
Takeuchi Manufacturing Co. Ltd.	39,400	1,197,539
Takuma Co. Ltd.	57,400	728,391
Tama Home Co. Ltd.(a)	30,000	835,225
Tamron Co. Ltd.	15,500	584,906
Tayca Corp.(a)	19,000	184,501
TechnoPro Holdings, Inc.	46,300	1,220,063
Teijin Ltd.	43,000	407,643
Teikoku Electric Manufacturing Co. Ltd.	42,700	892,587
THK Co. Ltd.(a)	55,700	1,092,230
TKC Corp.(a)	33,100	882,792
Tocalo Co. Ltd.	85,400	905,005
Toda Corp.	187,200	1,238,617
Toho Bank Ltd.	247,500	503,848
Toho Gas Co. Ltd.	50,400	1,052,830
Tokai Carbon Co. Ltd.(a)	109,100	793,602
TOKAI Holdings Corp.	77,500	529,384
Tokai Rika Co. Ltd.	57,722	890,519
Tokai Tokyo Financial Holdings, Inc.	256,600	957,381
Tokuyama Corp.	41,800	708,922
Tokyo Electron Device Ltd.(a)	22,000	792,737
Tokyo Kiraboshi Financial Group, Inc.	28,100	792,293
Tokyo Seimitsu Co. Ltd.	30,300	1,863,607
Tokyo Steel Manufacturing Co. Ltd.	85,300	1,046,132
Tokyotokeiba Co. Ltd.(a)	17,400	547,376
Tokyu Construction Co. Ltd.	55,400	313,192
Tomoku Co. Ltd.	27,100	413,093
Tomy Co. Ltd.	52,400	829,784
Topcon Corp.	61,200	659,838
Topy Industries Ltd.	26,900	487,512
Tosei Corp.	4,600	65,160
Totetsu Kogyo Co. Ltd.	32,900	739,772
Towa Pharmaceutical Co. Ltd.	29,500	492,155
Toyo Tanso Co. Ltd.	18,900	641,485
Toyo Tire Corp.	119,700	2,003,774
Toyobo Co. Ltd.	76,300	572,061
Transcosmos, Inc.	40,100	857,579
Trusco Nakayama Corp.	38,500	667,974
Tsubakimoto Chain Co.	41,800	1,199,326
Tsumura & Co.	41,001	772,586
UACJ Corp.	33,700	920,308
UBE Corp.	70,100	1,138,665
Ulvac, Inc.	21,300	1,018,012
Universal Entertainment Corp.(a)	28,100	458,434
Valor Holdings Co. Ltd.	54,200	938,447
Valqua Ltd.	39,000	1,146,652
VT Holdings Co. Ltd.	183,300	672,195
Wacoal Holdings Corp.	30,300	719,996
West Holdings Corp.	16,900	369,815
Xebio Holdings Co. Ltd.	78,400	531,639
YAMABIKO Corp.	52,900	561,345
Yamagata Bank Ltd.(a)	52,100	394,686
Yamaguchi Financial Group, Inc.(a)	116,300	1,042,311
Yamaichi Electronics Co. Ltd.	46,100	633,066
Yamazen Corp.	95,100	804,755
Yaoko Co. Ltd.(a)	14,800	847,079
Yellow Hat Ltd.	66,500	832,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2023

Investments	Shares	Value
Yokogawa Bridge Holdings Corp.	51,300	$923,167
Yokorei Co. Ltd.(a)	37,300	277,541
Yuasa Trading Co. Ltd.	24,400	820,372
Yurtec Corp.	65,700	523,810

Total Japan		298,279,695

Malaysia - 0.1%
Frencken Group Ltd.	573,500	586,934

Netherlands - 1.6%
AMG Critical Materials NV(a)	25,917	653,319
Brunel International NV(a)	57,754	713,261
Corbion NV	64,784	1,386,903
ForFarmers NV(a)	178,401	469,028
Koninklijke BAM Groep NV	579,056	1,546,684
Koninklijke Heijmans NV	93,851	1,256,511
RHI Magnesita NV	59,645	2,630,826
SBM Offshore NV(a)	446,614	6,142,235
Sligro Food Group NV	34,689	607,743
Wereldhave NV	143,281	2,288,662

Total Netherlands		17,695,172

Norway - 3.9%
ABG Sundal Collier Holding ASA	1,266,330	847,903
Aker Solutions ASA	309,033	1,278,648
Atea ASA*	102,024	1,297,941
Austevoll Seafood ASA	411,131	3,001,798
Awilco LNG AS	592,605	483,154
Belships ASA	824,520	1,492,234
Borregaard ASA	90,783	1,532,165
Bouvet ASA	99,808	598,512
DNO ASA	2,603,313	2,581,345
Elmera Group ASA(c)	213,316	634,338
Europris ASA(c)	279,955	2,115,713
Gram Car Carriers ASA	42,148	863,238
Grieg Seafood ASA	205,616	1,382,827
Hoegh Autoliners ASA	739,754	6,719,606
Kitron ASA	182,770	602,892
MPC Container Ships ASA	2,323,472	3,048,560
OKEA ASA	473,203	1,239,422
Panoro Energy ASA	189,568	504,733
Protector Forsikring ASA	136,619	2,421,440
Rana Gruber ASA	193,460	1,522,047
SpareBank 1 Nord Norge	156,858	1,593,957
SpareBank 1 Oestlandet	65,472	854,849
SpareBank 1 SMN	192,484	2,687,577
Sparebanken Vest	113,709	1,224,905
TGS ASA	137,775	1,793,461
Veidekke ASA	120,922	1,216,876

Total Norway		43,540,141

Portugal - 1.4%
Altri SGPS SA(a)	471,119	2,393,940
Corticeira Amorim SGPS SA(a)	103,337	1,043,342
CTT-Correios de Portugal SA	185,289	714,331
Mota-Engil SGPS SA	391,942	1,714,517
NOS SGPS SA	923,058	3,262,900
REN - Redes Energeticas Nacionais SGPS SA	1,088,218	2,794,883
Sonae SGPS SA	3,306,853	3,304,062

Total Portugal		15,227,975

Singapore - 2.8%
Aztech Global Ltd.(b)	1,144,400	806,832
China Aviation Oil Singapore Corp. Ltd.	561,200	372,261
ComfortDelGro Corp. Ltd.	1,828,700	1,940,854
CSE Global Ltd.	1,897,800	618,645
Delfi Ltd.	967,900	821,809
Digital Core REIT Management Pte. Ltd.	2,480,700	1,600,051
Food Empire Holdings Ltd.	1,002,600	858,872
Geo Energy Resources Ltd.(a)	3,192,300	847,021
Hong Fok Corp. Ltd.(a)	710,100	489,873
Hour Glass Ltd.	605,100	761,478
iFAST Corp. Ltd.	80,400	500,405
Keppel Infrastructure Trust	13,668,441	5,180,972
Netlink NBN Trust(b)	9,117,900	5,806,259
Propnex Ltd.(b)	1,743,500	1,229,213
Raffles Medical Group Ltd.	2,522,200	2,065,026
Sheng Siong Group Ltd.	2,543,200	3,084,770
SIA Engineering Co. Ltd.	512,800	921,337
StarHub Ltd.	1,902,200	1,600,669
UMS Holdings Ltd.	969,498	984,859
Wing Tai Holdings Ltd.	332,700	325,360

Total Singapore		30,816,566

Spain - 1.1%
Almirall SA	102,461	953,571
Applus Services SA	58,382	644,917
Atresmedia Corp. de Medios de Comunicacion SA	530,742	2,107,106
Construcciones y Auxiliar de Ferrocarriles SA	35,630	1,283,093
Ercros SA	158,802	463,111
Faes Farma SA	426,574	1,489,040
Global Dominion Access SA(c)	174,810	648,829
Pharma Mar SA(a)	8,873	402,648
Prosegur Cash SA(a)(c)	1,444,220	856,707
Sacyr SA	857,073	2,959,590
Talgo SA(a)(c)	43,257	209,771
Tubacex SA	125,793	486,350

Total Spain		12,504,733

Sweden - 6.2%
AcadeMedia AB(c)	146,278	750,415
Addnode Group AB	61,755	522,701
AFRY AB	109,289	1,514,973
Alimak Group AB(c)	90,545	737,632
Alleima AB	134,404	1,021,848
Alligo AB, Class B	53,615	659,690
Ambea AB(c)	57,074	297,890
Arjo AB, Class B	157,691	616,503
Atrium Ljungberg AB, Class B(a)	131,819	3,024,113
Bahnhof AB, Class B(a)	117,656	437,218
Beijer Alma AB	46,294	872,791
Bilia AB, Class A	170,637	2,279,032
Billerud Aktiebolag	366,084	3,719,742
BioGaia AB, Class B	39,689	398,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2023

Investments	Shares	Value
Bravida Holding AB(c)	262,316	$2,109,648
Bufab AB	15,198	582,714
Catena AB	31,143	1,456,740
Clas Ohlson AB, Class B(a)	28,510	446,978
Cloetta AB, Class B	453,648	824,663
Dios Fastigheter AB	84,302	724,416
Dometic Group AB(c)	168,844	1,509,868
Duni AB	54,499	561,330
Electrolux Professional AB, Class B	107,550	586,956
Fagerhult Group AB	127,992	838,222
Fasadgruppen Group AB	73,622	513,565
FastPartner AB, Class A	171,127	1,064,678
Granges AB	97,910	1,126,982
HMS Networks AB	18,645	920,238
Hufvudstaden AB, Class A	141,100	1,989,542
Instalco AB(b)	135,116	548,356
Inwido AB	109,600	1,470,345
Lagercrantz Group AB, Class B	106,305	1,425,086
Lindab International AB	74,397	1,469,802
Loomis AB	78,545	2,085,628
Medicover AB, Class B	28,459	423,870
MEKO AB	54,775	594,609
MIPS AB(b)	14,103	510,083
Munters Group AB(c)	62,600	1,015,604
Mycronic AB	51,961	1,481,823
NCAB Group AB(a)	122,560	890,817
NCC AB, Class B	99,327	1,237,910
New Wave Group AB, Class B(a)	90,942	919,360
Nordic Paper Holding AB	206,307	914,045
Nordic Waterproofing Holding AB	33,632	548,639
NP3 Fastigheter AB	51,951	1,201,108
OEM International AB, Class B	91,053	952,285
Paradox Interactive AB	34,571	773,211
Peab AB, Class B	635,779	3,602,255
Platzer Fastigheter Holding AB, Class B	113,428	947,686
Prevas AB, Class B	54,631	653,760
Ratos AB, Class B	236,760	847,631
Resurs Holding AB(c)	598,526	1,418,239
Rvrc Holding AB	50,910	304,363
Sectra AB, Class B	42,443	759,167
SkiStar AB(a)	42,313	502,574
Storskogen Group AB, Class B	568,989	523,152
Synsam AB	110,777	503,439
Systemair AB	114,717	895,849
Tethys Oil AB	70,600	304,422
Troax Group AB	34,875	856,835
VBG Group AB, Class B	21,245	512,266
Volati AB(b)	47,261	520,545
Wallenstam AB, Class B(a)	275,294	1,494,226
Wihlborgs Fastigheter AB	347,745	3,252,178

Total Sweden		68,470,806

Switzerland - 1.5%
Ascom Holding AG, Registered Shares(a)	30,923	302,010
Cembra Money Bank AG	51,360	4,003,108
Comet Holding AG, Registered Shares	5,296	1,668,745
Huber & Suhner AG, Registered Shares	19,122	1,544,937
Landis & Gyr Group AG*	29,596	2,672,484
Medmix AG(c)	35,059	791,447
Mobilezone Holding AG, Registered Shares(a)	98,164	1,600,202
OC Oerlikon Corp. AG, Registered Shares	791,957	3,571,875
u-blox Holding AG*	3,474	412,348
Zehnder Group AG	9,008	572,599

Total Switzerland		17,139,755

United Kingdom - 18.2%
4imprint Group PLC	76,536	4,458,861
AG Barr PLC	95,662	625,603
AJ Bell PLC	420,927	1,679,550
Alfa Financial Software Holdings PLC(c)	480,519	857,592
Alliance Pharma PLC(a)	526,944	272,058
Alpha Financial Markets Consulting PLC	136,173	677,014
Ashmore Group PLC	1,867,975	5,305,523
Assura PLC	6,294,002	3,860,952
Avon Protection PLC	36,908	399,928
Balfour Beatty PLC	767,208	3,239,257
Big Yellow Group PLC	245,980	3,831,889
Bloomsbury Publishing PLC(a)	130,274	780,544
Bodycote PLC	302,562	2,293,022
Brickability Group PLC	460,552	369,880
Bridgepoint Group PLC(a)(c)	1,055,895	3,758,184
Bytes Technology Group PLC	127,360	993,634
Chemring Group PLC	208,535	931,770
Chesnara PLC	269,857	899,596
Clarkson PLC	46,705	1,884,426
Close Brothers Group PLC	364,483	3,689,264
CMC Markets PLC(c)	617,274	826,246
Coats Group PLC	1,264,435	1,247,612
Concentric AB	26,922	479,784
Craneware PLC	19,938	444,797
Cranswick PLC	32,103	1,558,420
CVS Group PLC	7,798	167,305
DFS Furniture PLC	439,130	681,840
DiscoverIE Group PLC	47,397	477,331
Domino’s Pizza Group PLC	515,441	2,475,892
Dowlais Group PLC	558,759	761,099
Dr. Martens PLC	1,424,836	1,609,313
Drax Group PLC	601,726	3,756,391
Empiric Student Property PLC	1,297,584	1,568,143
Essentra PLC	196,787	425,465
FDM Group Holdings PLC	265,118	1,549,603
Fevertree Drinks PLC	55,654	744,241
Firstgroup PLC	422,378	942,283
Fonix Mobile PLC	166,561	530,830
FRP Advisory Group PLC	263,818	459,070
Fuller Smith & Turner PLC, Class A	48,109	399,867
Galliford Try Holdings PLC	262,090	751,753
Gamma Communications PLC	41,099	589,945
Gateley Holdings PLC	227,946	448,955
Genuit Group PLC	296,556	1,525,430
Genus PLC	25,188	696,779
Grainger PLC	624,684	2,105,541
H&T Group PLC	79,172	436,011

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2023

Investments	Shares	Value
Halfords Group PLC	308,009	$782,551
Hammerson PLC	4,417,627	1,599,371
Hargreaves Services PLC	62,811	332,296
Hays PLC	2,377,100	3,309,116
Helical PLC	285,250	805,455
Hill & Smith PLC	70,563	1,716,316
Hilton Food Group PLC	113,534	1,157,865
Hollywood Bowl Group PLC	423,806	1,653,219
Hunting PLC	159,491	600,808
Ibstock PLC(c)	905,436	1,748,688
Impax Asset Management Group PLC	281,869	1,976,296
IntegraFin Holdings PLC(b)	419,325	1,620,772
James Halstead PLC(a)	253,809	660,053
Johnson Service Group PLC	262,767	474,325
Jupiter Fund Management PLC	1,431,648	1,704,610
Just Group PLC	660,789	723,599
Kainos Group PLC	76,799	1,095,538
Keller Group PLC	107,478	1,205,714
Kitwave Group PLC	146,819	477,270
Learning Technologies Group PLC	399,704	412,729
LondonMetric Property PLC	1,895,491	4,627,351
Luceco PLC(a)(c)	216,557	342,323
Marshalls PLC	440,829	1,570,140
Mattioli Woods PLC	67,427	528,629
Me Group International PLC	893,035	1,423,051
Mears Group PLC	155,974	616,390
Midwich Group PLC	115,016	640,740
Mitie Group PLC	1,657,858	2,098,643
Moneysupermarket.com Group PLC	690,846	2,467,694
Morgan Advanced Materials PLC	327,154	1,180,268
Morgan Sindall Group PLC	74,525	2,104,348
Mortgage Advice Bureau Holdings Ltd.(a)	77,118	806,142
MP Evans Group PLC	72,248	681,553
Next 15 Group PLC(a)	61,581	653,149
Nichols PLC(a)	44,109	641,024
Odfjell Technology Ltd.	63,812	348,727
Oxford Instruments PLC	27,416	802,100
Pagegroup PLC	1,101,922	6,841,034
Pan African Resources PLC	3,668,210	788,413
PayPoint PLC	220,986	1,464,907
Pennon Group PLC	416,191	3,987,159
Pets at Home Group PLC	551,707	2,237,951
Polar Capital Holdings PLC	342,665	2,035,624
Premier Foods PLC	263,069	454,749
Primary Health Properties PLC	2,492,133	3,297,695
PZ Cussons PLC	688,262	1,344,171
QinetiQ Group PLC	320,847	1,263,858
Reach PLC	925,090	883,299
Redde Northgate PLC	691,206	3,202,977
Redrow PLC	593,689	4,658,316
Renew Holdings PLC	67,787	742,303
Restore PLC(a)	132,487	371,568
Robert Walters PLC	116,800	662,590
RWS Holdings PLC	638,380	2,041,027
Safestore Holdings PLC	272,538	3,071,293
Savills PLC	195,499	2,414,962
Secure Trust Bank PLC	45,675	400,598
Senior PLC	178,071	403,161
Serco Group PLC	667,286	1,378,913
Serica Energy PLC	1,079,296	3,159,035
Severfield PLC	604,763	490,325
Smart Metering Systems PLC	180,268	2,160,172
Speedy Hire PLC	1,621,521	680,081
Spirent Communications PLC	1,138,357	1,789,301
SThree PLC	247,736	1,320,102
Tatton Asset Management PLC	71,187	482,786
TBC Bank Group PLC	83,208	3,001,881
Telecom Plus PLC	118,580	2,436,792
TORM PLC, Class A(a)	262,304	7,937,122
Travis Perkins PLC	286,638	3,027,754
TT Electronics PLC	264,245	526,174
Tyman PLC	352,041	1,411,419
Vertu Motors PLC	397,689	359,951
Vesuvius PLC	478,199	2,933,433
Victrex PLC	104,823	2,033,823
Volution Group PLC	121,165	669,743
Warpaint London PLC	98,444	470,611
WH Smith PLC	91,772	1,560,659
Wickes Group PLC	674,880	1,222,539
Wincanton PLC	191,659	762,300
Workspace Group PLC	289,174	2,093,869
XPS Pensions Group PLC(b)	361,513	1,073,796
YouGov PLC	31,261	470,248

Total United Kingdom		200,077,840

United States - 0.1%
Noram Drilling AS	228,596	922,874

TOTAL COMMON STOCKS (Cost: $1,003,543,536)		1,095,307,961

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree Europe SmallCap Dividend Fund(d)	9,879	589,085
WisdomTree Japan SmallCap Dividend Fund(d)	6,617	495,613

TOTAL EXCHANGE-TRADED FUNDS (Cost: $886,165)		1,084,698

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%

United States - 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(e) (Cost: $43,737,962)	43,737,962	43,737,962

TOTAL INVESTMENTS IN SECURITIES - 103.5% (Cost: $1,048,167,663)		1,140,130,621
Other Assets less Liabilities - (3.5)%		(38,544,530)

NET ASSETS - 100.0%		$1,101,586,091

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2023

(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $87,078,363 and the total market value of the collateral held by the Fund was $92,364,073. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $48,626,111.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree Europe SmallCap Dividend Fund	$1,967,678	$9,349,219	$10,435,176	$(119,362)	$(173,274)	$589,085	$168,183
WisdomTree Japan SmallCap Dividend Fund	1,615,590	7,530,125	8,810,779	264,868	(104,191)	495,613	37,057

Total	$3,583,268	$16,879,344	$19,245,955	$145,506	$(277,465)	$1,084,698	$205,240

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1/3/2024	60,774	USD	55,000	EUR	$18	$—
HSBC Holdings PLC	1/4/2024	273,330	USD	38,540,000	JPY	—	(42)
Standard Chartered Bank	1/3/2024	34,815	USD	51,000	AUD	15	—

						$33	$(42)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$1,095,307,961	$—	$—	$1,095,307,961
Exchange-Traded Funds	1,084,698	—	—	1,084,698
Investment of Cash Collateral for Securities Loaned	—	43,737,962	—	43,737,962

Total Investments in Securities	$1,096,392,659	$43,737,962	$—	$1,140,130,621

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$33	$—	$33
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(42)	$—	$(42)

Total - Net	$1,096,392,659	$43,737,953	$—	$1,140,130,612

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 100.0%

Japan - 100.0%

Air Freight & Logistics - 0.4%
Mitsui-Soko Holdings Co. Ltd.	50,400	$1,682,026
Nippon Express Holdings, Inc.	152,200	8,651,800

Total Air Freight & Logistics		10,333,826

Automobile Components - 5.6%
Aisan Industry Co. Ltd.	108,700	907,504
Aisin Corp.	292,708	10,242,081
Bridgestone Corp.(a)	1,064,485	44,095,562
Daikyonishikawa Corp.	19,500	94,609
Denso Corp.	3,041,816	45,892,628
Eagle Industry Co. Ltd.	87,200	989,644
Exedy Corp.	97,700	1,797,658
FuKoKu Co. Ltd.	51,700	492,503
Futaba Industrial Co. Ltd.	118,200	679,118
G-Tekt Corp.	52,900	643,896
JTEKT Corp.	422,378	3,575,742
Koito Manufacturing Co. Ltd.	131,300	2,046,615
KYB Corp.	75,000	2,609,413
Musashi Seimitsu Industry Co. Ltd.	1,000	10,711
NHK Spring Co. Ltd.	243,200	2,064,906
Nifco, Inc.	93,190	2,409,402
Niterra Co. Ltd.	427,764	10,161,595
Pacific Industrial Co. Ltd.	76,800	700,559
Press Kogyo Co. Ltd.(a)	302,300	1,222,237
Sanoh Industrial Co. Ltd.	94,600	528,090
Seiren Co. Ltd.	80,610	1,417,451
Shoei Co. Ltd.(a)	83,700	1,092,410
Sumitomo Electric Industries Ltd.	734,283	9,351,717
Sumitomo Riko Co. Ltd.	87,700	656,910
Sumitomo Rubber Industries Ltd.	223,891	2,432,976
Tachi-S Co. Ltd.	84,300	1,075,127
Tokai Rika Co. Ltd.	110,614	1,706,522
Topre Corp.(a)	48,900	651,399
Toyo Tire Corp.	241,800	4,047,723
Toyoda Gosei Co. Ltd.	132,700	2,490,125
Toyota Boshoku Corp.	227,236	3,606,473
Yokohama Rubber Co. Ltd.(a)	105,100	2,410,188

Total Automobile Components		162,103,494

Automobiles - 9.1%
Honda Motor Co. Ltd.	4,689,041	48,759,640
Isuzu Motors Ltd.	1,146,100	14,763,212
Mazda Motor Corp.	879,500	9,504,314
Mitsubishi Motors Corp.	962,100	3,064,143
Nissan Motor Co. Ltd.	2,198,700	8,643,209
Subaru Corp.	990,167	18,162,660
Suzuki Motor Corp.	259,736	11,114,962
Toyota Motor Corp.	7,531,950	138,399,181
Yamaha Motor Co. Ltd.(a)	1,057,300	9,445,803

Total Automobiles		261,857,124

Banks - 9.9%
Mitsubishi UFJ Financial Group, Inc.	15,764,422	135,470,260
Mizuho Financial Group, Inc.	3,997,964	68,414,585
Sumitomo Mitsui Financial Group, Inc.	1,381,200	67,404,284
Sumitomo Mitsui Trust Holdings, Inc.	805,500	15,460,938

Total Banks		286,750,067

Beverages - 1.0%
Asahi Group Holdings Ltd.(a)	301,400	11,241,036
Kirin Holdings Co. Ltd.(a)	881,345	12,915,724
Sapporo Holdings Ltd.(a)	24,000	1,058,533
Takara Holdings, Inc.	317,900	2,793,858

Total Beverages		28,009,151

Biotechnology - 0.0%
Takara Bio, Inc.	127,100	1,128,736

Broadline Retail - 0.1%
Ryohin Keikaku Co. Ltd.	163,000	2,728,036

Building Products - 1.2%
AGC, Inc.(a)	271,447	10,081,547
Central Glass Co. Ltd.	44,400	839,311
Daikin Industries Ltd.	100,949	16,458,453
Nihon Flush Co. Ltd.	17,600	113,355
Nitto Boseki Co. Ltd.(a)	20,100	655,125
Noritz Corp.(a)	92,500	991,400
Okabe Co. Ltd.	1,000	5,192
Sanwa Holdings Corp.	336,831	5,109,328

Total Building Products		34,253,711

Capital Markets - 0.9%
Nomura Holdings, Inc.	3,446,100	15,587,870
SBI Holdings, Inc.	406,900	9,155,106
Sparx Group Co. Ltd.	60,900	696,346

Total Capital Markets		25,439,322

Chemicals - 7.8%
ADEKA Corp.	86,200	1,754,816
Aica Kogyo Co. Ltd.	132,300	3,201,927
Arakawa Chemical Industries Ltd.	63,500	456,724
Artience Co. Ltd.(a)	70,500	1,314,687
Asahi Kasei Corp.	1,454,188	10,717,132
Asahi Yukizai Corp.	25,300	681,043
C Uyemura & Co. Ltd.	20,300	1,592,552
Chugoku Marine Paints Ltd.	120,300	1,414,792
Daicel Corp.	289,642	2,806,433
Denka Co. Ltd.	87,915	1,556,503
DIC Corp.(a)	70,353	1,383,057
Fujimi, Inc.	67,300	1,496,563
Fuso Chemical Co. Ltd.(a)	20,800	615,974
Ishihara Sangyo Kaisha Ltd.	66,200	632,511
JCU Corp.	13,700	386,764
JSP Corp.	43,400	563,972
Kaneka Corp.	64,700	1,643,889
Kansai Paint Co. Ltd.	143,300	2,448,643
Kanto Denka Kogyo Co. Ltd.	106,700	649,373
KH Neochem Co. Ltd.	1,000	16,095
Kumiai Chemical Industry Co. Ltd.	191,600	1,096,760
Kuraray Co. Ltd.(a)	447,937	4,529,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2023

Investments	Shares	Value
Kureha Corp.	39,100	$798,752
Lintec Corp.	95,747	1,867,671
MEC Co. Ltd.(a)	10,100	314,864
Mitsubishi Chemical Group Corp.	2,432,963	14,910,484
Mitsubishi Gas Chemical Co., Inc.	277,582	4,440,958
Mitsui Chemicals, Inc.	205,915	6,108,218
Nihon Nohyaku Co. Ltd.(a)	68,400	313,423
Nippon Kayaku Co. Ltd.	184,600	1,761,805
Nippon Paint Holdings Co. Ltd.	884,800	7,154,717
Nippon Pillar Packing Co. Ltd.	35,100	1,109,168
Nippon Sanso Holdings Corp.	139,653	3,740,458
Nippon Shokubai Co. Ltd.	39,000	1,503,235
Nippon Soda Co. Ltd.	56,800	2,187,715
Nissan Chemical Corp.	95,953	3,747,462
Nitto Denko Corp.	169,474	12,682,300
NOF Corp.	71,300	3,543,253
Osaka Soda Co. Ltd.(a)	9,500	652,291
Resonac Holdings Corp.(a)	109,400	2,180,550
Riken Technos Corp.	108,400	650,492
Sakata INX Corp.	58,700	565,432
Sanyo Chemical Industries Ltd.	24,500	735,973
Shin-Etsu Chemical Co. Ltd.	2,027,795	85,107,554
Shin-Etsu Polymer Co. Ltd.	114,900	1,366,771
Sumitomo Bakelite Co. Ltd.	43,400	2,278,977
Sumitomo Seika Chemicals Co. Ltd.	25,000	884,877
T Hasegawa Co. Ltd.(a)	32,300	711,388
Taiyo Holdings Co. Ltd.	66,152	1,461,651
Takasago International Corp.	29,000	717,903
Teijin Ltd.	97,900	928,099
Tokai Carbon Co. Ltd.(a)	175,100	1,273,692
Tokuyama Corp.	65,100	1,104,086
Tokyo Ohka Kogyo Co. Ltd.	61,500	1,357,554
Toray Industries, Inc.	1,163,418	6,049,807
Tosoh Corp.	453,607	5,794,767
Toyobo Co. Ltd.	2,051	15,377
UBE Corp.	92,300	1,499,269
Valqua Ltd.(a)	48,100	1,414,204
Zeon Corp.	191,400	1,779,186

Total Chemicals		225,673,847

Commercial Services & Supplies - 0.0%
Inui Global Logistics Co. Ltd.(a)	2,000	15,392
Pilot Corp.	23,600	703,246
Sato Holdings Corp.	40,500	607,874

Total Commercial Services & Supplies		1,326,512

Construction & Engineering - 0.8%
Kajima Corp.	477,700	7,984,821
Obayashi Corp.	727,300	6,293,843
Penta-Ocean Construction Co. Ltd.	203,900	1,145,328
Shimizu Corp.	535,500	3,557,592
Sumitomo Mitsui Construction Co. Ltd.	249,000	701,185
Taikisha Ltd.	51,000	1,477,763
Toda Corp.	349,700	2,313,804

Total Construction & Engineering		23,474,336

Construction Materials - 0.1%
Krosaki Harima Corp.	17,100	1,423,989
Shinagawa Refractories Co. Ltd.	89,000	1,085,196
Taiheiyo Cement Corp.	87,500	1,803,625

Total Construction Materials		4,312,810

Consumer Finance - 0.0%
J Trust Co. Ltd.	176,200	573,669

Consumer Staples Distribution & Retail - 0.8%
Seven & i Holdings Co. Ltd.	579,224	22,987,362

Containers & Packaging - 0.2%
Fuji Seal International, Inc.	43,600	530,078
Rengo Co. Ltd.	219,300	1,462,207
Toyo Seikan Group Holdings Ltd.	202,700	3,288,232

Total Containers & Packaging		5,280,517

Diversified Consumer Services - 0.0%
Aucnet, Inc.	12,200	158,017

Electrical Equipment - 1.4%
Daihen Corp.	30,200	1,381,685
Fuji Electric Co. Ltd.	87,873	3,782,815
Fujikura Ltd.	508,900	3,914,754
Furukawa Electric Co. Ltd.	97,881	1,539,241
GS Yuasa Corp.	23,684	333,471
Idec Corp.	43,600	887,896
Mabuchi Motor Co. Ltd.(a)	107,700	1,786,851
Mitsubishi Electric Corp.	1,688,614	23,943,392
Sanyo Denki Co. Ltd.	13,600	604,852
Sinfonia Technology Co. Ltd.	97,900	1,446,487
Toyo Tanso Co. Ltd.	20,900	709,367

Total Electrical Equipment		40,330,811

Electronic Equipment, Instruments & Components - 4.1%
A&D HOLON Holdings Co. Ltd.	42,700	545,789
Ai Holdings Corp.	36,200	600,594
Alps Alpine Co. Ltd.	250,100	2,179,372
Amano Corp.	144,033	3,414,373
Anritsu Corp.	178,600	1,723,545
Azbil Corp.	78,900	2,611,345
Canon Electronics, Inc.	90,500	1,312,115
Citizen Watch Co. Ltd.	355,700	2,121,888
Dexerials Corp.(a)	40,300	1,179,443
Elematec Corp.	103,800	1,290,689
ESPEC Corp.	47,100	788,118
Hagiwara Electric Holdings Co. Ltd.	19,400	670,152
Hakuto Co. Ltd.(a)	70,419	2,712,265
Hamamatsu Photonics KK	47,700	1,962,406
Hioki EE Corp.(a)	10,500	470,705
Hirose Electric Co. Ltd.	32,160	3,641,895
Horiba Ltd.	65,000	5,085,473
Ibiden Co. Ltd.	24,301	1,347,087
Innotech Corp.	49,700	592,607
Iriso Electronics Co. Ltd.	23,300	611,505
Japan Aviation Electronics Industry Ltd.	53,200	1,216,981
Kaga Electronics Co. Ltd.	47,500	2,065,364
Keyence Corp.	36,040	15,880,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2023

Investments	Shares	Value
Koa Corp.	31,300	$343,683
Macnica Holdings, Inc.	57,300	3,022,699
Maxell Ltd.	56,700	627,408
Meiko Electronics Co. Ltd.	12,900	381,565
Murata Manufacturing Co. Ltd.	1,126,504	23,915,637
Nichicon Corp.	32,600	300,148
Nippon Electric Glass Co. Ltd.(a)	160,560	3,451,960
Nissha Co. Ltd.(a)	43,700	456,590
Omron Corp.	120,300	5,617,356
Optex Group Co. Ltd.	1,000	12,668
Osaki Electric Co. Ltd.	119,600	543,791
Restar Holdings Corp.	34,500	690,098
Riken Keiki Co. Ltd.	16,500	806,391
Ryosan Co. Ltd.(a)	43,445	1,449,913
Sanshin Electronics Co. Ltd.(a)	43,354	667,316
Shibaura Electronics Co. Ltd.	16,700	659,803
Shimadzu Corp.	124,200	3,472,808
Siix Corp.	1,000	10,377
Sumida Corp.	72,700	594,574
Taiyo Yuden Co. Ltd.(a)	90,300	2,389,126
TDK Corp.	217,504	10,362,990
Tokyo Electron Device Ltd.(a)	45,900	1,653,937
Tomen Devices Corp.	11,400	433,423
Topcon Corp.	91,700	988,679
Yokogawa Electric Corp.	163,038	3,109,726

Total Electronic Equipment, Instruments & Components		119,986,678

Entertainment - 2.3%
Capcom Co. Ltd.	88,100	2,847,096
Koei Tecmo Holdings Co. Ltd.(a)	201,544	2,299,500
Konami Group Corp.	69,300	3,629,181
Marvelous, Inc.	2,000	10,115
Nexon Co. Ltd.(a)	98,000	1,786,147
Nintendo Co. Ltd.	1,043,000	54,443,446
Toei Animation Co. Ltd.	14,900	2,000,688

Total Entertainment		67,016,173

Food Products - 1.3%
Ajinomoto Co., Inc.	208,613	8,049,757
Calbee, Inc.	92,900	1,867,160
Fuji Oil Holdings, Inc.	39,300	676,697
House Foods Group, Inc.	52,300	1,155,586
Kagome Co. Ltd.(a)	69,700	1,551,910
Kikkoman Corp.	47,400	2,902,905
Maruha Nichiro Corp.	88,900	1,750,507
Nichirei Corp.	123,500	3,043,262
Nisshin Oillio Group Ltd.	57,300	1,743,630
Nisshin Seifun Group, Inc.	254,200	3,423,171
Nissin Foods Holdings Co. Ltd.	134,100	4,680,849
Nissui Corp.	289,400	1,558,260
Riken Vitamin Co. Ltd.	46,600	738,764
Toyo Suisan Kaisha Ltd.	48,400	2,499,305
Yakult Honsha Co. Ltd.	140,174	3,148,894

Total Food Products		38,790,657

Ground Transportation - 0.1%
Alps Logistics Co. Ltd.	54,400	640,930
Kintetsu Group Holdings Co. Ltd.	90,800	2,880,250
Nishi-Nippon Railroad Co. Ltd.	1,000	16,949

Total Ground Transportation		3,538,129

Health Care Equipment & Supplies - 1.2%
Asahi Intecc Co. Ltd.	53,000	1,078,383
Eiken Chemical Co. Ltd.(a)	1,000	12,122
Hoya Corp.	77,457	9,683,499
Jeol Ltd.	18,700	821,060
Mani, Inc.	43,400	656,941
Menicon Co. Ltd.	48,900	814,769
Nakanishi, Inc.	52,100	876,217
Nihon Kohden Corp.	52,600	1,665,157
Nipro Corp.	2,000	15,704
Olympus Corp.	292,000	4,226,316
PHC Holdings Corp.(a)	173,600	1,769,494
Sysmex Corp.	79,400	4,425,629
Terumo Corp.	228,112	7,478,604

Total Health Care Equipment & Supplies		33,523,895

Health Care Technology - 0.1%
M3, Inc.	160,700	2,659,335

Hotels, Restaurants & Leisure - 0.1%
Round One Corp.(a)	134,800	533,540
Zensho Holdings Co. Ltd.	22,500	1,179,263

Total Hotels, Restaurants & Leisure		1,712,803

Household Durables - 2.3%
Casio Computer Co. Ltd.	297,557	2,582,359
Fujitsu General Ltd.(a)	38,800	637,951
JVCKenwood Corp.	137,000	720,081
Nikon Corp.	351,300	3,478,612
Panasonic Holdings Corp.	1,636,670	16,212,297
Rinnai Corp.	87,400	2,025,984
Sekisui Chemical Co. Ltd.	645,900	9,311,901
Sony Group Corp.	237,300	22,571,946
Sumitomo Forestry Co. Ltd.(a)	218,900	6,526,009
Tamron Co. Ltd.	33,700	1,271,698
Zojirushi Corp.(a)	1,100	11,634

Total Household Durables		65,350,472

Household Products - 0.3%
Lion Corp.(a)	175,200	1,626,111
Pigeon Corp.(a)	169,900	1,957,140
Unicharm Corp.	145,600	5,265,065

Total Household Products		8,848,316

Independent Power & Renewable Electricity Producers - 0.2%
Electric Power Development Co. Ltd.	360,800	5,856,794

Industrial Conglomerates - 1.7%
Hitachi Ltd.	672,105	48,484,238
Nisshinbo Holdings, Inc.	142,024	1,153,983

Total Industrial Conglomerates		49,638,221

Insurance - 4.0%
Dai-ichi Life Holdings, Inc.	802,700	17,035,597
MS&AD Insurance Group Holdings, Inc.	651,900	25,645,038
Sompo Holdings, Inc.	459,800	22,490,997
Tokio Marine Holdings, Inc.	1,983,600	49,653,315

Total Insurance		114,824,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2023

Investments	Shares	Value
IT Services - 0.7%
Fujitsu Ltd.	80,132	$12,092,554
NEC Corp.	122,300	7,243,616

Total IT Services		19,336,170

Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	442,700	8,875,667
GLOBERIDE, Inc.	28,300	402,881
Mizuno Corp.(a)	28,200	786,112
Roland Corp.	29,400	918,620
Sega Sammy Holdings, Inc.	254,400	3,558,496
Shimano, Inc.	35,600	5,513,732
Tomy Co. Ltd.	89,100	1,410,950
Universal Entertainment Corp.(a)	51,100	833,664

Total Leisure Products		22,300,122

Life Sciences Tools & Services - 0.0%
Shin Nippon Biomedical Laboratories Ltd.(a)	43,000	517,903

Machinery - 7.2%
Aida Engineering Ltd.	106,400	622,642
Amada Co. Ltd.	553,993	5,776,491
Anest Iwata Corp.	54,000	424,784
Bando Chemical Industries Ltd.	71,900	791,012
CKD Corp.	56,500	1,017,946
Daifuku Co. Ltd.	168,200	3,403,252
DMG Mori Co. Ltd.(a)	205,700	3,940,224
Ebara Corp.(a)	126,231	7,474,652
FANUC Corp.	685,445	20,162,721
Fujitec Co. Ltd.(a)	56,800	1,440,749
Glory Ltd.	55,800	1,065,496
Harmonic Drive Systems, Inc.(a)	27,100	799,660
Hitachi Construction Machinery Co. Ltd.	178,400	4,716,249
Hitachi Zosen Corp.	179,400	1,192,352
Hokuetsu Industries Co. Ltd.(a)	45,300	811,660
Hoshizaki Corp.(a)	70,738	2,589,579
IHI Corp.(a)	149,900	2,935,692
Iwaki Co. Ltd.	43,500	640,867
Japan Steel Works Ltd.	43,500	755,958
Kawasaki Heavy Industries Ltd.	165,000	3,650,411
Kitz Corp.	173,700	1,485,900
Komatsu Ltd.	1,823,306	47,697,209
Kubota Corp.(a)	806,400	12,140,616
Kurita Water Industries Ltd.	61,000	2,388,424
Makino Milling Machine Co. Ltd.	15,300	637,048
Max Co. Ltd.	66,900	1,558,849
Meidensha Corp.	20,200	348,893
MINEBEA MITSUMI, Inc.	209,500	4,307,247
MISUMI Group, Inc.	59,600	1,010,173
Mitsubishi Heavy Industries Ltd.	191,019	11,166,035
Mitsuboshi Belting Ltd.	94,800	2,948,631
Miura Co. Ltd.	108,600	2,163,064
Nabtesco Corp.(a)	102,900	2,100,261
Nachi-Fujikoshi Corp.	31,000	808,093
NGK Insulators Ltd.	302,475	3,616,269
Nippon Thompson Co. Ltd.	187,600	750,506
Nissei ASB Machine Co. Ltd.(a)	7,000	218,471
Nomura Micro Science Co. Ltd.(a)	10,800	1,143,737
Noritake Co. Ltd.	32,300	1,569,407
NSK Ltd.	607,300	3,286,778
NTN Corp.	551,200	1,016,541
Obara Group, Inc.(a)	18,700	500,727
OKUMA Corp.	51,900	2,236,434
Organo Corp.	25,000	1,035,608
OSG Corp.(a)	187,524	2,689,555
Ryobi Ltd.(a)	37,400	705,130
Shibaura Machine Co. Ltd.	32,400	795,177
Shinmaywa Industries Ltd.	111,500	930,089
SMC Corp.	25,351	13,623,151
Sodick Co. Ltd.	2,000	10,342
Star Micronics Co. Ltd.(a)	89,300	1,088,854
Sumitomo Heavy Industries Ltd.(a)	125,237	3,158,019
Takeuchi Manufacturing Co. Ltd.	43,300	1,316,077
Teikoku Electric Manufacturing Co. Ltd.	43,000	898,858
THK Co. Ltd.(a)	126,900	2,488,403
Tocalo Co. Ltd.	142,600	1,511,168
Torishima Pump Manufacturing Co. Ltd.	43,500	696,099
Tsubaki Nakashima Co. Ltd.(a)	63,300	328,668
Tsubakimoto Chain Co.	69,000	1,979,749
Tsugami Corp.	105,600	910,087
YAMABIKO Corp.	1,000	10,611
Yaskawa Electric Corp.(a)	98,300	4,106,873

Total Machinery		207,594,228

Marine Transportation - 0.1%
Iino Kaiun Kaisha Ltd.	290,900	2,449,272
NS United Kaiun Kaisha Ltd.(a)	53,400	1,816,236

Total Marine Transportation		4,265,508

Media - 0.4%
Dentsu Group, Inc.(a)	284,000	7,288,353
Hakuhodo DY Holdings, Inc.	293,000	2,245,613
Kadokawa Corp.	54,100	1,101,724

Total Media		10,635,690

Metals & Mining - 3.1%
ARE Holdings, Inc.	105,900	1,465,533
Daido Steel Co. Ltd.	461,400	4,912,480
Daiki Aluminium Industry Co. Ltd.(a)	68,000	569,159
Dowa Holdings Co. Ltd.	30,900	1,129,215
JFE Holdings, Inc.	704,200	10,926,638
Kobe Steel Ltd.	704,900	9,122,500
Kyoei Steel Ltd.	105,500	1,495,918
Mitsubishi Materials Corp.	136,700	2,373,196
Mitsui Mining & Smelting Co. Ltd.	96,400	2,964,208
Nippon Light Metal Holdings Co. Ltd.	73,800	917,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2023

Investments	Shares	Value
Nippon Steel Corp.(a)	2,155,300	$49,380,189
Nippon Yakin Kogyo Co. Ltd.(a)	45,010	1,345,703
Sanyo Special Steel Co. Ltd.	54,900	1,026,503
Toho Titanium Co. Ltd.(a)	38,500	517,776
Topy Industries Ltd.	52,200	946,028
UACJ Corp.	54,200	1,480,139

Total Metals & Mining		90,572,843

Oil, Gas & Consumable Fuels - 1.4%
ENEOS Holdings, Inc.	3,658,000	14,540,667
Idemitsu Kosan Co. Ltd.	1,386,000	7,545,432
Inpex Corp.(a)	1,318,000	17,804,873

Total Oil, Gas & Consumable Fuels		39,890,972

Paper & Forest Products - 0.1%
Hokuetsu Corp.(a)	99,700	1,002,092
Oji Holdings Corp.	708,200	2,727,710

Total Paper & Forest Products		3,729,802

Passenger Airlines - 0.2%
Japan Airlines Co. Ltd.	326,400	6,424,741

Personal Care Products - 0.9%
Kao Corp.(a)	362,780	14,924,982
Kobayashi Pharmaceutical Co. Ltd.	38,900	1,873,535
Kose Corp.(a)	24,200	1,815,258
Mandom Corp.	63,000	570,655
Rohto Pharmaceutical Co. Ltd.	72,000	1,451,951
Shiseido Co. Ltd.(a)	138,622	4,180,882

Total Personal Care Products		24,817,263

Pharmaceuticals - 6.1%
Astellas Pharma, Inc.	1,772,704	21,200,021
Chugai Pharmaceutical Co. Ltd.	889,600	33,708,634
Daiichi Sankyo Co. Ltd.	470,400	12,919,484
Kyowa Kirin Co. Ltd.	345,770	5,812,703
Nippon Shinyaku Co. Ltd.	48,600	1,722,270
Ono Pharmaceutical Co. Ltd.	435,200	7,766,798
Otsuka Holdings Co. Ltd.	326,100	12,233,954
Santen Pharmaceutical Co. Ltd.	297,400	2,963,874
Shionogi & Co. Ltd.	292,477	14,103,126
Takeda Pharmaceutical Co. Ltd.	2,106,363	60,570,262
Towa Pharmaceutical Co. Ltd.	39,400	657,319
ZERIA Pharmaceutical Co. Ltd.	92,100	1,317,674

Total Pharmaceuticals		174,976,119

Professional Services - 0.7%
en Japan, Inc.	43,400	838,878
Open Up Group, Inc.	58,000	966,392
Outsourcing, Inc.*(a)	96,900	1,195,957
Persol Holdings Co. Ltd.	2,577,500	4,426,250
Recruit Holdings Co. Ltd.	255,400	10,802,598
Transcosmos, Inc.	57,400	1,227,557

Total Professional Services		19,457,632

Semiconductors & Semiconductor Equipment - 3.7%
Advantest Corp.	182,100	6,196,153
Disco Corp.	46,800	11,612,030
Ferrotec Holdings Corp.(a)	60,400	1,138,766
Furuya Metal Co. Ltd.(a)	7,200	487,729
Lasertec Corp.	19,100	5,035,799
Micronics Japan Co. Ltd.	32,600	848,645
Mitsui High-Tec, Inc.	9,600	501,177
Optorun Co. Ltd.	29,900	345,914
Rohm Co. Ltd.	235,400	4,512,473
Rorze Corp.(a)	7,300	779,813
SCREEN Holdings Co. Ltd.	101,220	8,565,432
Shibaura Mechatronics Corp.	15,600	657,285
Shinko Electric Industries Co. Ltd.	34,159	1,328,755
Socionext, Inc.(a)	132,000	2,396,936
SUMCO Corp.(a)	472,400	7,085,330
Tokyo Electron Ltd.	276,359	49,506,643
Tokyo Seimitsu Co. Ltd.	54,000	3,321,280
Ulvac, Inc.	31,500	1,505,511
Yamaichi Electronics Co. Ltd.	27,300	374,896

Total Semiconductors & Semiconductor Equipment		106,200,567

Software - 0.2%
Trend Micro, Inc.	109,408	5,857,651

Specialty Retail - 0.9%
ABC-Mart, Inc.	265,100	4,635,207
Fast Retailing Co. Ltd.	78,000	19,358,916
Sanrio Co. Ltd.	29,000	1,209,328
VT Holdings Co. Ltd.	172,500	632,590

Total Specialty Retail		25,836,041

Technology Hardware, Storage & Peripherals - 2.2%
Canon, Inc.(a)	1,448,097	37,183,367
FUJIFILM Holdings Corp.	206,295	12,398,479
MCJ Co. Ltd.	69,500	540,797
Ricoh Co. Ltd.	523,800	4,023,800
Riso Kagaku Corp.	43,400	817,329
Roland DG Corp.	25,800	667,052
Seiko Epson Corp.	430,000	6,437,190
Toshiba TEC Corp.	17,300	358,443

Total Technology Hardware, Storage & Peripherals		62,426,457

Textiles, Apparel & Luxury Goods - 0.2%
Asics Corp.	99,092	3,105,323
Descente Ltd.	18,900	498,709
Kurabo Industries Ltd.	1,047	21,478
Morito Co. Ltd.	62,900	573,319
Seiko Group Corp.	21,700	414,667
Wacoal Holdings Corp.(a)	55,900	1,328,309

Total Textiles, Apparel & Luxury Goods		5,941,805

Tobacco - 4.2%
Japan Tobacco, Inc.(a)	4,724,631	122,154,064

Trading Companies & Distributors - 9.8%
Alconix Corp.	43,600	411,321
Chori Co. Ltd.	51,900	1,039,988
Daiichi Jitsugyo Co. Ltd.	51,900	723,390
Hanwa Co. Ltd.	84,300	2,986,796
Inabata & Co. Ltd.	106,586	2,373,954

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2023

Investments	Shares	Value
ITOCHU Corp.(a)	1,349,894	$55,219,455
Japan Pulp & Paper Co. Ltd.	19,800	699,418
Kanematsu Corp.	200,900	2,942,676
KPP Group Holdings Co. Ltd.(a)	56,200	272,270
Marubeni Corp.	2,753,078	43,518,473
Mitsubishi Corp.	5,472,200	87,470,582
Mitsui Matsushima Holdings Co. Ltd.(a)	67,600	1,263,484
Nagase & Co. Ltd.	155,000	2,484,750
Sanyo Trading Co. Ltd.	43,500	369,031
Shinsho Corp.	27,100	1,091,843
Sojitz Corp.	436,604	9,863,695
Sumitomo Corp.	2,169,077	47,326,435
Toyota Tsusho Corp.	414,510	24,427,217

Total Trading Companies & Distributors		284,484,778

Transportation Infrastructure - 0.1%
Mitsubishi Logistics Corp.	80,000	2,411,122
Nissin Corp.	28,500	485,175

Total Transportation Infrastructure		2,896,297

TOTAL COMMON STOCKS (Cost: $2,593,967,829)		2,888,784,421

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.4%

United States - 8.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b) (Cost: $243,089,974)	243,089,974	243,089,974

TOTAL INVESTMENTS IN SECURITIES - 108.4% (Cost: $2,837,057,803)		3,131,874,395
Other Assets less Liabilities - (8.4)%		(241,610,734)

NET ASSETS - 100.0%		$2,890,263,661

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $405,420,481. The Fund also had securities on loan having a total market value of $2,194,938 that were sold and pending settlement. The total market value of the collateral held by the Fund was $429,146,185. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $186,056,211.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/9/2024	1,982,769,113	JPY	13,539,750	USD	$533,307	$—
Bank of America NA	1/9/2024	7,714,442,439	JPY	54,324,611	USD	430,019	—
Barclays Bank PLC	1/9/2024	1,989,876,128	JPY	13,539,750	USD	583,751	—
Barclays Bank PLC	1/9/2024	1,906,134,128	JPY	13,539,750	USD	—	(10,623)
Barclays Bank PLC	1/9/2024	779,889,626	USD	114,618,818,553	JPY	—	(33,637,869)
Citibank NA	1/9/2024	10,836,114,639	JPY	76,725,253	USD	186,002	—
Citibank NA	1/9/2024	1,926,431,568	JPY	13,539,750	USD	133,441	—
Citibank NA	1/9/2024	102,050,868,755	JPY	724,335,248	USD	—	(11,017)
Citibank NA	1/9/2024	812,385,027	USD	119,394,602,648	JPY	—	(35,039,447)
Citibank NA	2/5/2024	720,494,240	USD	101,081,883,499	JPY	6,163	—
Goldman Sachs	1/9/2024	1,980,629,833	JPY	13,539,750	USD	518,123	—
HSBC Holdings PLC	1/9/2024	1,947,308,508	JPY	13,539,750	USD	281,619	—
HSBC Holdings PLC	1/9/2024	10,524,646,549	JPY	72,212,002	USD	2,488,553	—
HSBC Holdings PLC	1/9/2024	2,574,440,986	JPY	18,053,001	USD	219,553	—
HSBC Holdings PLC	1/9/2024	102,050,579,021	JPY	724,335,248	USD	—	(13,073)
HSBC Holdings PLC	1/9/2024	844,880,428	USD	124,171,147,134	JPY	—	(36,446,422)
HSBC Holdings PLC	2/5/2024	720,494,240	USD	101,081,811,450	JPY	6,676	—
JP Morgan Chase Bank NA	1/9/2024	2,560,041,912	JPY	18,053,001	USD	117,353	—
Morgan Stanley & Co. International	1/9/2024	4,622,181,510	JPY	31,592,751	USD	1,214,006	—
Morgan Stanley & Co. International	1/9/2024	102,050,571,778	JPY	724,335,248	USD	—	(13,124)
Morgan Stanley & Co. International	1/9/2024	812,385,027	USD	119,393,609,913	JPY	—	(35,032,401)
Morgan Stanley & Co. International	2/5/2024	720,494,240	USD	101,080,651,454	JPY	14,944	—
Standard Chartered Bank	1/9/2024	102,051,592,668	JPY	724,335,245	USD	—	(5,875)
Standard Chartered Bank	2/5/2024	720,494,240	USD	101,083,900,883	JPY	—	(8,217)

						$6,733,510	$(140,218,068)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,888,784,421	$—	$—	$2,888,784,421
Investment of Cash Collateral for Securities Loaned	—	243,089,974	—	243,089,974

Total Investments in Securities	$2,888,784,421	$243,089,974	$—	$3,131,874,395

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$6,733,510	$—	$6,733,510
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(140,218,068)	$—	$(140,218,068)

Total - Net	$2,888,784,421	$109,605,416	$—	$2,998,389,837

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 100.0%

Japan - 100.0%

Air Freight & Logistics - 1.1%
AIT Corp.	4,200	$51,420
AZ-COM MARUWA Holdings, Inc.	3,100	33,621
Hamakyorex Co. Ltd.	1,300	36,654
Konoike Transport Co. Ltd.	4,100	56,710
Mitsui-Soko Holdings Co. Ltd.	3,200	106,795
Sankyu, Inc.	3,900	143,325
SBS Holdings, Inc.(a)	2,700	47,075
Senko Group Holdings Co. Ltd.	9,700	78,574
Shibusawa Warehouse Co. Ltd.	1,700	35,114
Trancom Co. Ltd.	400	20,372

Total Air Freight & Logistics		609,660

Automobile Components - 4.0%
Aisan Industry Co. Ltd.	9,800	81,817
Daikyonishikawa Corp.	10,800	52,399
Eagle Industry Co. Ltd.	6,900	78,309
Exedy Corp.	6,200	114,079
Fujikura Composites, Inc.	3,400	33,257
FuKoKu Co. Ltd.	3,100	29,531
Futaba Industrial Co. Ltd.	9,000	51,709
G-Tekt Corp.	4,198	51,098
Ichikoh Industries Ltd.	9,000	32,302
IJTT Co. Ltd.	5,000	30,501
KYB Corp.	5,800	201,795
Musashi Seimitsu Industry Co. Ltd.	2,900	31,061
NHK Spring Co. Ltd.(a)	22,700	192,736
Nichirin Co. Ltd.	2,300	53,348
Pacific Industrial Co. Ltd.	5,900	53,819
Press Kogyo Co. Ltd.(a)	17,600	71,159
Seiren Co. Ltd.	5,800	101,988
Shoei Co. Ltd.(a)	6,000	78,309
Sumitomo Riko Co. Ltd.	7,300	54,680
Tachi-S Co. Ltd.	7,700	98,203
Tokai Rika Co. Ltd.	11,125	171,633
Topre Corp.	4,100	54,616
Toyo Tire Corp.	23,400	391,715
Unipres Corp.	5,100	34,475

Total Automobile Components		2,144,539

Banks - 6.2%
77 Bank Ltd.	7,100	175,259
Aichi Financial Group, Inc.	4,500	73,542
Akita Bank Ltd.	1,900	25,620
Awa Bank Ltd.	2,700	45,160
Bank of Iwate Ltd.	2,000	35,480
Bank of Nagoya Ltd.	1,200	46,304
Bank of Saga Ltd.	2,200	28,854
Bank of the Ryukyus Ltd.	6,200	48,640
Chugin Financial Group, Inc.	14,500	103,006
Daishi Hokuetsu Financial Group, Inc.	4,400	119,691
Ehime Bank Ltd.	3,400	24,310
FIDEA Holdings Co. Ltd.	3,300	35,345
First Bank of Toyama Ltd.	7,500	40,963
Gunma Bank Ltd.	52,500	256,951
Hirogin Holdings, Inc.	31,100	199,134
Hokuhoku Financial Group, Inc.	8,500	91,855
Hyakugo Bank Ltd.	27,900	105,679
Hyakujushi Bank Ltd.	3,500	59,732
Iyogin Holdings, Inc.	16,500	110,858
Juroku Financial Group, Inc.	3,500	92,478
Keiyo Bank Ltd.	13,900	67,144
Kiyo Bank Ltd.(a)	4,998	55,978
Miyazaki Bank Ltd.	2,500	46,443
Musashino Bank Ltd.	5,500	104,008
Nanto Bank Ltd.	4,000	69,258
Nishi-Nippon Financial Holdings, Inc.	12,800	148,083
North Pacific Bank Ltd.	31,400	79,068
Ogaki Kyoritsu Bank Ltd.	3,700	49,498
Oita Bank Ltd.	2,500	44,634
Okinawa Financial Group, Inc.	2,040	33,947
Procrea Holdings, Inc.(a)	1,900	25,296
San ju San Financial Group, Inc.(a)	4,000	51,497
San-In Godo Bank Ltd.	16,400	115,631
Senshu Ikeda Holdings, Inc.	25,400	58,194
Shiga Bank Ltd.	3,800	94,070
Shikoku Bank Ltd.	4,600	31,324
Suruga Bank Ltd.	17,200	95,040
Toho Bank Ltd.	20,900	42,547
Tokyo Kiraboshi Financial Group, Inc.	4,000	112,782
TOMONY Holdings, Inc.	13,500	37,441
Yamagata Bank Ltd.(a)	3,200	24,242
Yamaguchi Financial Group, Inc.(a)	18,900	169,387
Yamanashi Chuo Bank Ltd.	4,200	50,079

Total Banks		3,324,452

Beverages - 0.4%
Takara Holdings, Inc.	26,400	232,016

Biotechnology - 0.2%
Takara Bio, Inc.	10,700	95,023

Broadline Retail - 0.8%
ASKUL Corp.(a)	4,300	65,577
Belluna Co. Ltd.	9,100	40,149
Izumi Co. Ltd.	7,100	182,259
Seria Co. Ltd.	7,100	132,401

Total Broadline Retail		420,386

Building Products - 1.2%
Bunka Shutter Co. Ltd.	7,000	69,613
Central Glass Co. Ltd.	2,300	43,478
Kondotec, Inc.	4,600	37,751
Nichias Corp.	6,500	156,299
Nichiha Corp.	2,600	54,681
Nippon Aqua Co. Ltd.	3,900	24,538
Nitto Boseki Co. Ltd.(a)	1,000	32,593
Noritz Corp.(a)	3,500	37,512
Shin Nippon Air Technologies Co. Ltd.	3,000	50,752
Takara Standard Co. Ltd.(a)	4,117	47,659

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2023

Investments	Shares	Value
Takasago Thermal Engineering Co. Ltd.(a)	4,900	$111,917

Total Building Products		666,793

Capital Markets - 1.3%
GMO Financial Holdings, Inc.	10,300	55,014
Ichiyoshi Securities Co. Ltd.	8,000	40,119
IwaiCosmo Holdings, Inc.	3,800	49,542
M&A Capital Partners Co. Ltd.	1,500	25,876
Matsui Securities Co. Ltd.	36,400	188,997
Okasan Securities Group, Inc.	21,000	102,036
SBI Global Asset Management Co. Ltd.	8,899	38,505
Sparx Group Co. Ltd.	5,239	59,904
Strike Co. Ltd.	900	30,770
Tokai Tokyo Financial Holdings, Inc.	31,600	117,900

Total Capital Markets		708,663

Chemicals - 8.8%
ADEKA Corp.	9,000	183,217
Aica Kogyo Co. Ltd.	8,800	212,978
Arakawa Chemical Industries Ltd.	5,000	35,963
Artience Co. Ltd.(a)	5,900	110,023
Asahi Yukizai Corp.	1,900	51,146
C Uyemura & Co. Ltd.	1,800	141,211
Chugoku Marine Paints Ltd.	9,500	111,725
CI Takiron Corp.	7,700	35,829
Dai Nippon Toryo Co. Ltd.	4,700	34,005
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,200	39,418
Denka Co. Ltd.	8,000	141,637
DIC Corp.(a)	9,000	176,929
Fujimi, Inc.	5,700	126,752
Fujimori Kogyo Co. Ltd.	1,000	26,812
Fuso Chemical Co. Ltd.(a)	1,400	41,460
Harima Chemicals Group, Inc.	4,500	25,982
Ishihara Sangyo Kaisha Ltd.	4,000	38,218
JCU Corp.	1,700	47,993
JSP Corp.	3,817	49,601
Kaneka Corp.	5,148	130,800
Kanto Denka Kogyo Co. Ltd.	7,000	42,602
KeePer Technical Laboratory Co. Ltd.	600	29,664
KH Neochem Co. Ltd.(a)	3,800	61,159
Konishi Co. Ltd.(a)	8,600	82,535
Kumiai Chemical Industry Co. Ltd.(a)	14,994	85,829
Kureha Corp.	5,400	110,314
Lintec Corp.	7,900	154,100
MEC Co. Ltd.(a)	1,200	37,410
Moriroku Holdings Co. Ltd.	3,300	65,120
Nihon Nohyaku Co. Ltd.(a)	6,700	30,701
Nippon Kayaku Co. Ltd.	17,200	164,155
Nippon Pillar Packing Co. Ltd.	3,800	120,081
Nippon Shokubai Co. Ltd.	3,800	146,469
Nippon Soda Co. Ltd.	4,300	165,619
Okura Industrial Co. Ltd.(a)	2,000	36,218
Osaka Organic Chemical Industry Ltd.(a)	1,100	21,176
Osaka Soda Co. Ltd.(a)	777	53,351
Riken Technos Corp.	11,200	67,210
Sakai Chemical Industry Co. Ltd.	2,400	31,936
Sakata INX Corp.	3,800	36,604
Sanyo Chemical Industries Ltd.(a)	2,500	75,099
Shin-Etsu Polymer Co. Ltd.	6,900	82,078
Stella Chemifa Corp.	1,200	27,493
Sumitomo Bakelite Co. Ltd.	4,300	225,797
Sumitomo Seika Chemicals Co. Ltd.	1,800	63,711
T Hasegawa Co. Ltd.(a)	2,600	57,263
Taiyo Holdings Co. Ltd.	6,200	136,991
Takasago International Corp.	1,300	32,182
Teijin Ltd.	11,400	108,073
Tokai Carbon Co. Ltd.(a)	17,900	130,206
Tokuyama Corp.	6,000	101,759
Toyobo Co. Ltd.	10,500	78,724
UBE Corp.	12,880	209,215
Valqua Ltd.(a)	3,500	102,905

Total Chemicals		4,735,448

Commercial Services & Supplies - 1.4%
Aeon Delight Co. Ltd.	2,400	60,604
CTS Co. Ltd.	6,800	31,352
Daiei Kankyo Co. Ltd.	3,300	58,355
Daiseki Co. Ltd.	1,340	37,212
Inui Global Logistics Co. Ltd.(a)	6,200	47,716
Itoki Corp.(a)	3,200	30,575
Japan Elevator Service Holdings Co. Ltd.	1,300	21,559
Kimura Unity Co. Ltd.	3,100	29,443
Kokuyo Co. Ltd.	10,500	170,854
Nippon Kanzai Holdings Co. Ltd.	1,100	20,060
Nippon Parking Development Co. Ltd.(a)	17,300	23,561
Okamura Corp.	9,300	143,808
Pilot Corp.	1,600	47,678
Prestige International, Inc.	4,400	18,726
Sato Holdings Corp.	2,200	33,020

Total Commercial Services & Supplies		774,523

Construction & Engineering - 5.0%
Asanuma Corp.	2,700	73,925
CTI Engineering Co. Ltd.	900	33,579
Dai-Dan Co. Ltd.	4,800	48,518
Daiho Corp.	2,100	55,338
EXEO Group, Inc.	7,700	171,226
Fudo Tetra Corp.	2,200	35,283
Hazama Ando Corp.	22,900	181,277
JDC Corp.(a)	7,000	29,096
Kandenko Co. Ltd.	15,200	148,571
Kumagai Gumi Co. Ltd.	2,900	74,156
Kyudenko Corp.	3,500	126,266
MIRAIT ONE Corp.	6,044	79,698
Nippon Road Co. Ltd.	3,800	55,229
Nishimatsu Construction Co. Ltd.	4,600	128,101
Nittoc Construction Co. Ltd.	6,000	45,155
Okumura Corp.	3,800	126,280
Oriental Shiraishi Corp.	17,200	41,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2023

Investments	Shares	Value
Penta-Ocean Construction Co. Ltd.	15,100	$84,818
PS Mitsubishi Construction Co. Ltd.	5,000	31,352
Raito Kogyo Co. Ltd.	4,500	60,328
Raiznext Corp.	3,200	34,683
Sanki Engineering Co. Ltd.	4,900	60,824
Seikitokyu Kogyo Co. Ltd.	3,500	40,963
SHO-BOND Holdings Co. Ltd.	2,600	115,578
Sumitomo Mitsui Construction Co. Ltd.	12,740	35,876
Taihei Dengyo Kaisha Ltd.	1,100	34,877
Taikisha Ltd.	2,800	81,132
Takamatsu Construction Group Co. Ltd.	1,700	33,390
Tekken Corp.	2,600	37,014
Tess Holdings Co. Ltd.	6,400	19,793
Toa Corp.	1,000	25,252
Tobishima Corp.	3,100	28,806
Toda Corp.	20,200	133,654
Tokyu Construction Co. Ltd.	14,800	83,669
Totetsu Kogyo Co. Ltd.	2,200	49,468
Toyo Construction Co. Ltd.	3,900	33,003
Wakachiku Construction Co. Ltd.	1,300	27,267
Yahagi Construction Co. Ltd.	3,800	36,415
Yokogawa Bridge Holdings Corp.	4,400	79,180
Yondenko Corp.	1,700	37,984
Yurtec Corp.	5,900	47,039

Total Construction & Engineering		2,705,544

Construction Materials - 1.0%
Asia Pile Holdings Corp.	8,300	41,388
Krosaki Harima Corp.	1,400	116,584
Shinagawa Refractories Co. Ltd.	8,100	98,765
Sumitomo Osaka Cement Co. Ltd.	3,300	86,842
Taiheiyo Cement Corp.	9,400	193,761
Yotai Refractories Co. Ltd.	2,900	30,794

Total Construction Materials		568,134

Consumer Finance - 0.1%
J Trust Co. Ltd.(a)	13,600	44,279

Consumer Staples Distribution & Retail - 2.6%
Aeon Hokkaido Corp.	6,000	39,410
Ain Holdings, Inc.	1,400	44,429
Arcs Co. Ltd.	3,700	73,013
Axial Retailing, Inc.	1,600	47,156
Cawachi Ltd.	1,300	24,473
Create SD Holdings Co. Ltd.	3,100	67,396
Fuji Co. Ltd.	3,800	51,725
G-7 Holdings, Inc.	4,500	38,271
H2O Retailing Corp.	8,500	92,066
Heiwado Co. Ltd.	2,300	34,799
JM Holdings Co. Ltd.(a)	2,600	40,887
Kansai Food Market Ltd.	3,800	38,787
Kato Sangyo Co. Ltd.	2,400	78,224
Life Corp.	3,100	72,673
Mitsubishi Shokuhin Co. Ltd.	6,100	208,122
Okuwa Co. Ltd.	5,600	32,850
Qol Holdings Co. Ltd.	3,200	37,611
Retail Partners Co. Ltd.(a)	2,000	23,649
San-A Co. Ltd.	2,200	71,081
United Super Markets Holdings, Inc.(a)	4,500	32,462
Valor Holdings Co. Ltd.	5,400	93,498
Yaoko Co. Ltd.(a)	2,000	114,470
Yokorei Co. Ltd.(a)	3,700	27,531

Total Consumer Staples Distribution & Retail		1,384,583

Containers & Packaging - 0.5%
FP Corp.	4,300	90,618
Fuji Seal International, Inc.	3,800	46,199
Rengo Co. Ltd.	18,181	121,224
Tomoku Co. Ltd.	1,700	25,914

Total Containers & Packaging		283,955

Distributors - 0.5%
Arata Corp.	3,000	66,180
Happinet Corp.	2,800	54,955
PALTAC Corp.	3,400	107,658
Yamae Group Holdings Co. Ltd.	1,500	40,644

Total Distributors		269,437

Diversified Consumer Services - 0.6%
Aucnet, Inc.(a)	3,100	40,152
Benesse Holdings, Inc.	9,800	181,221
Gakkyusha Co. Ltd.	2,300	32,874
Step Co. Ltd.	4,200	56,127
Tokyo Individualized Educational Institute, Inc.(a)	11,100	35,037

Total Diversified Consumer Services		345,411

Diversified Telecommunication Services - 0.1%
Usen-Next Holdings Co. Ltd.	1,200	34,260

Electric Utilities - 0.2%
Hokkaido Electric Power Co., Inc.	5,600	24,810
Shikoku Electric Power Co., Inc.	9,500	68,295

Total Electric Utilities		93,105

Electrical Equipment - 1.3%
Daihen Corp.	1,900	86,927
Furukawa Electric Co. Ltd.	4,926	77,464
GS Yuasa Corp.	2,700	38,016
Idec Corp.	3,300	67,203
Mabuchi Motor Co. Ltd.(a)	8,400	139,364
Nippon Carbon Co. Ltd.(a)	1,300	40,435
Nitto Kogyo Corp.	3,000	76,607
Sanyo Denki Co. Ltd.	800	35,580
Sinfonia Technology Co. Ltd.	4,300	63,533
SWCC Corp.	1,700	34,475
Toyo Tanso Co. Ltd.	900	30,547

Total Electrical Equipment		690,151

Electronic Equipment, Instruments & Components - 8.9%
A&D HOLON Holdings Co. Ltd.	2,700	34,511
Ai Holdings Corp.(a)	5,400	89,591
Alps Alpine Co. Ltd.	21,100	183,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2023

Investments	Shares	Value
Amano Corp.	12,100	$286,836
Anritsu Corp.	15,800	152,475
Canon Electronics, Inc.(a)	6,100	88,441
Citizen Watch Co. Ltd.	31,300	186,717
Daishinku Corp.	4,300	26,231
Daitron Co. Ltd.	2,300	45,697
Daiwabo Holdings Co. Ltd.	6,200	135,760
Dexerials Corp.(a)	3,600	105,360
Elematec Corp.	9,558	118,848
ESPEC Corp.	3,286	54,984
Hagiwara Electric Holdings Co. Ltd.	1,500	51,816
Hakuto Co. Ltd.(a)	6,000	231,097
Hioki EE Corp.(a)	1,000	44,829
Hochiki Corp.	2,500	30,980
Horiba Ltd.	6,100	477,252
Innotech Corp.	3,400	40,540
Iriso Electronics Co. Ltd.	1,700	44,616
Japan Aviation Electronics Industry Ltd.	4,300	98,365
Kaga Electronics Co. Ltd.	4,700	204,362
Koa Corp.(a)	4,100	45,019
Kyosan Electric Manufacturing Co. Ltd.	7,900	26,449
Marubun Corp.	9,400	107,749
Maruwa Co. Ltd.	100	20,925
Maxell Ltd.	3,200	35,409
Meiko Electronics Co. Ltd.(a)	1,100	32,537
Nichicon Corp.	5,900	54,321
Nippon Electric Glass Co. Ltd.(a)	12,500	268,744
Nippon Signal Co. Ltd.	5,700	39,218
Nissha Co. Ltd.(a)	4,800	50,152
Nohmi Bosai Ltd.	3,966	61,946
Oki Electric Industry Co. Ltd.	6,200	40,064
Optex Group Co. Ltd.	2,400	30,404
Osaki Electric Co. Ltd.	6,500	29,554
Restar Holdings Corp.	4,500	90,013
Riken Keiki Co. Ltd.	700	34,211
RYODEN Corp.	3,600	66,520
Ryosan Co. Ltd.(a)	3,100	103,458
Sanshin Electronics Co. Ltd.	3,900	60,030
Santec Holdings Corp.	2,000	43,907
Satori Electric Co. Ltd.	2,100	29,315
Shibaura Electronics Co. Ltd.	1,200	47,411
Siix Corp.(a)	2,600	26,981
Sumida Corp.(a)	6,300	51,524
Sun-Wa Technos Corp.	3,500	54,518
Suzuden Corp.	5,300	88,271
Tachibana Eletech Co. Ltd.	4,000	77,940
Takachiho Koheki Co. Ltd.	2,400	61,966
TAKEBISHI Corp.	3,100	42,131
Tokyo Electron Device Ltd.(a)	4,000	144,134
Tomen Devices Corp.	1,300	49,425
Topcon Corp.	10,100	108,895
Yokowo Co. Ltd.	3,000	30,323

Total Electronic Equipment, Instruments & Components		4,786,637

Energy Equipment & Services - 0.1%
Toyo Kanetsu KK	1,300	35,686

Entertainment - 0.4%
Daiichikosho Co. Ltd.	12,100	179,080
Marvelous, Inc.	9,000	45,517

Total Entertainment		224,597

Financial Services - 0.6%
eGuarantee, Inc.	2,900	42,128
Financial Partners Group Co. Ltd.	11,900	141,976
Japan Investment Adviser Co. Ltd.	2,100	19,811
Japan Securities Finance Co. Ltd.	8,900	97,851

Total Financial Services		301,766

Food Products - 4.3%
Ariake Japan Co. Ltd.(a)	2,100	69,191
Chubu Shiryo Co. Ltd.	3,800	29,542
DyDo Group Holdings, Inc.(a)	800	33,196
Ezaki Glico Co. Ltd.(a)	3,500	103,649
Feed One Co. Ltd.	4,500	26,014
Fuji Oil Holdings, Inc.	5,551	95,581
Fujicco Co. Ltd.	1,900	26,146
Hokuto Corp.(a)	1,800	22,165
House Foods Group, Inc.	4,400	97,219
Itoham Yonekyu Holdings, Inc.	4,580	125,237
Kagome Co. Ltd.	5,200	115,781
Kakiyasu Honten Co. Ltd.	2,600	45,516
Kameda Seika Co. Ltd.(a)	1,000	29,118
Kewpie Corp.	8,000	140,985
Kyokuyo Co. Ltd.	1,400	37,438
Maruha Nichiro Corp.	5,900	116,175
Megmilk Snow Brand Co. Ltd.	5,200	77,974
Mitsui DM Sugar Holdings Co. Ltd.	5,500	115,907
Morinaga & Co. Ltd.	5,800	105,258
Morinaga Milk Industry Co. Ltd.	6,400	123,842
Nippn Corp.	6,300	99,340
Nisshin Oillio Group Ltd.	4,800	146,063
Nissui Corp.	24,900	134,073
Prima Meat Packers Ltd.	4,200	69,950
Riken Vitamin Co. Ltd.	4,500	71,340
S Foods, Inc.	2,600	60,767
Sakata Seed Corp.	2,100	58,317
Showa Sangyo Co. Ltd.	2,200	49,390
Starzen Co. Ltd.	2,600	48,485
Warabeya Nichiyo Holdings Co. Ltd.	1,500	36,441

Total Food Products		2,310,100

Gas Utilities - 1.0%
Hokkaido Gas Co. Ltd.	2,200	34,362
Nippon Gas Co. Ltd.	15,000	247,642
Saibu Gas Holdings Co. Ltd.	4,700	65,243
Shizuoka Gas Co. Ltd.(a)	3,900	28,383
Toho Gas Co. Ltd.	6,900	144,137

Total Gas Utilities		519,767

Ground Transportation - 1.0%
Alps Logistics Co. Ltd.	2,700	31,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2023

Investments	Shares	Value
Fukuyama Transporting Co. Ltd.(a)	1,700	$48,897
Ichinen Holdings Co. Ltd.	3,400	37,719
Keikyu Corp.	6,100	55,752
Maruzen Showa Unyu Co. Ltd.	1,800	49,922
Nankai Electric Railway Co. Ltd.	2,200	44,708
Nikkon Holdings Co. Ltd.	5,800	126,713
Nishi-Nippon Railroad Co. Ltd.(a)	2,300	38,983
Sakai Moving Service Co. Ltd.	1,700	32,799
Sotetsu Holdings, Inc.	3,400	66,032

Total Ground Transportation		533,336

Health Care Equipment & Supplies - 2.1%
Eiken Chemical Co. Ltd.(a)	3,800	46,065
Hogy Medical Co. Ltd.(a)	1,000	25,642
Japan Lifeline Co. Ltd.	11,500	103,025
Jeol Ltd.	2,300	100,986
Mani, Inc.	5,000	75,684
Menicon Co. Ltd.(a)	3,400	56,650
Mizuho Medy Co. Ltd.(a)	3,300	73,500
Nagaileben Co. Ltd.	2,700	45,619
Nakanishi, Inc.	4,000	67,272
Nihon Kohden Corp.	5,000	158,285
Nipro Corp.	7,423	58,287
Paramount Bed Holdings Co. Ltd.	4,606	90,532
PHC Holdings Corp.(a)	18,100	184,492
Shofu, Inc.	1,400	27,329

Total Health Care Equipment & Supplies		1,113,368

Health Care Providers & Services - 1.1%
As One Corp.	2,800	111,221
France Bed Holdings Co. Ltd.	4,200	39,801
HU Group Holdings, Inc.	7,500	141,696
Ship Healthcare Holdings, Inc.	5,318	90,815
Solasto Corp.	9,800	42,820
Toho Holdings Co. Ltd.(a)	2,300	52,565
Tokai Corp.	3,100	45,957
Vital KSK Holdings, Inc.(a)	9,400	69,610

Total Health Care Providers & Services		594,485

Health Care Technology - 0.0%
EM Systems Co. Ltd.(a)	5,200	25,709

Hotels, Restaurants & Leisure - 2.2%
Create Restaurants Holdings, Inc.	6,000	46,560
Curves Holdings Co. Ltd.	5,500	25,436
Doutor Nichires Holdings Co. Ltd.	3,500	54,096
Food & Life Cos. Ltd.	3,100	63,702
Heiwa Corp.	16,000	238,218
Hiday Hidaka Corp.	1,922	38,800
Ichibanya Co. Ltd.	2,300	86,140
KFC Holdings Japan Ltd.	1,600	34,842
KOMEDA Holdings Co. Ltd.	4,100	79,830
Koshidaka Holdings Co. Ltd.	3,000	23,152
Kyoritsu Maintenance Co. Ltd.(a)	600	25,493
Monogatari Corp.(a)	1,100	34,253
Ohsho Food Service Corp.	2,100	120,209
Resorttrust, Inc.	7,300	126,655
Round One Corp.	10,100	39,976
Royal Holdings Co. Ltd.	2,000	36,601
Saizeriya Co. Ltd.	700	24,975
St. Marc Holdings Co. Ltd.	2,800	42,145
Tokyotokeiba Co. Ltd.(a)	1,500	47,188

Total Hotels, Restaurants & Leisure		1,188,271

Household Durables - 2.5%
Casio Computer Co. Ltd.	26,700	231,717
ES-Con Japan Ltd.	12,500	82,547
Eslead Corp.	2,300	55,958
Fuji Corp. Ltd.	9,900	49,647
Fujitsu General Ltd.	4,100	67,412
Hoosiers Holdings Co. Ltd.	9,100	68,744
JVCKenwood Corp.	13,500	70,957
Ki-Star Real Estate Co. Ltd.(a)	2,000	44,616
Meiwa Estate Co. Ltd.	4,400	37,952
Pressance Corp.	4,617	52,235
Sangetsu Corp.	11,600	255,072
Tama Home Co. Ltd.(a)	6,700	186,534
Tamron Co. Ltd.	3,100	116,981
Zojirushi Corp.(a)	4,500	47,592

Total Household Durables		1,367,964

Household Products - 0.5%
Earth Corp.(a)	1,500	48,624
Pigeon Corp.(a)	15,700	180,854
ST Corp.	2,700	29,244
Transaction Co. Ltd.	2,200	33,317

Total Household Products		292,039

Independent Power & Renewable Electricity Producers - 0.1%
West Holdings Corp.(a)	2,200	48,141

Industrial Conglomerates - 0.3%
Mie Kotsu Group Holdings, Inc.(a)	6,200	26,519
Nisshinbo Holdings, Inc.	10,500	85,315
TOKAI Holdings Corp.	9,800	66,941

Total Industrial Conglomerates		178,775

Insurance - 0.1%
FP Partner, Inc.	2,100	77,309

Interactive Media & Services - 0.5%
Infocom Corp.	3,300	58,004
Kakaku.com, Inc.	17,300	214,256

Total Interactive Media & Services		272,260

IT Services - 2.2%
Base Co. Ltd.	1,200	31,409
Business Brain Showa-Ota, Inc.	1,900	29,407
Business Engineering Corp.	1,200	35,069
Comture Corp.	2,400	31,477
DTS Corp.	5,400	135,019
Future Corp.	6,000	75,117
ID Holdings Corp.	3,100	37,051
JBCC Holdings, Inc.	2,400	63,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2023

Investments	Shares	Value
Mitsubishi Research Institute, Inc.	1,600	$52,546
NEC Networks & System Integration Corp.	9,800	165,372
NET One Systems Co. Ltd.	8,100	138,093
NSD Co. Ltd.	9,500	182,682
SB Technology Corp.	2,100	35,377
Simplex Holdings, Inc.	1,500	29,185
TDC Soft, Inc.	3,300	49,835
TechMatrix Corp.	2,500	31,068
Uchida Yoko Co. Ltd.	1,300	63,442

Total IT Services		1,185,307

Leisure Products - 0.8%
Daikoku Denki Co. Ltd.(a)	1,200	28,515
Furyu Corp.	2,100	20,765
GLOBERIDE, Inc.	2,400	34,166
Mizuno Corp.(a)	1,400	39,027
Roland Corp.(a)	3,100	96,861
Tomy Co. Ltd.	6,600	104,515
Universal Entertainment Corp.(a)	4,400	71,783
Yonex Co. Ltd.(a)	2,600	24,676

Total Leisure Products		420,308

Life Sciences Tools & Services - 0.2%
CMIC Holdings Co. Ltd.	2,500	46,851
Shin Nippon Biomedical Laboratories Ltd.(a)	3,600	43,359

Total Life Sciences Tools & Services		90,210

Machinery - 6.3%
Aida Engineering Ltd.	5,100	29,845
Alinco, Inc.	4,400	31,273
Anest Iwata Corp.	4,800	37,759
Bando Chemical Industries Ltd.	5,700	62,709
CKD Corp.	4,500	81,075
DMG Mori Co. Ltd.(a)	12,000	229,862
Fujitec Co. Ltd.(a)	3,600	91,315
Fukushima Galilei Co. Ltd.	1,000	34,615
Furukawa Co. Ltd.	2,100	28,406
Glory Ltd.	2,900	55,375
Harmonic Drive Systems, Inc.(a)	1,600	47,212
Hitachi Zosen Corp.	8,135	54,068
Hokuetsu Industries Co. Ltd.(a)	2,400	43,002
Hosokawa Micron Corp.	900	25,184
Iwaki Co. Ltd.	2,100	30,938
Japan Steel Works Ltd.	3,503	60,876
Kitz Corp.	10,000	85,544
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,700	37,633
Makino Milling Machine Co. Ltd.	1,100	45,801
Max Co. Ltd.	4,400	102,525
Meidensha Corp.	2,200	37,998
METAWATER Co. Ltd.	2,200	34,128
Mitsubishi Logisnext Co. Ltd.	2,700	26,468
Mitsuboshi Belting Ltd.	5,800	180,402
Morita Holdings Corp.	2,800	30,864
Nabtesco Corp.(a)	7,400	151,039
Nachi-Fujikoshi Corp.	1,400	36,495
Nikkiso Co. Ltd.	4,200	30,685
Nippon Thompson Co. Ltd.	8,300	33,205
Nissei ASB Machine Co. Ltd.(a)	900	28,089
Nomura Micro Science Co. Ltd.(a)	600	63,541
Noritake Co. Ltd.	1,800	87,459
NTN Corp.	30,300	55,880
Obara Group, Inc.(a)	2,600	69,620
Oiles Corp.	3,300	46,370
OKUMA Corp.	3,000	129,274
Organo Corp.	1,200	49,709
OSG Corp.	10,800	154,899
Rheon Automatic Machinery Co. Ltd.	2,600	27,737
Ryobi Ltd.(a)	2,400	45,249
Shibaura Machine Co. Ltd.(a)	1,900	46,631
Shibuya Corp.	2,100	36,390
Shinmaywa Industries Ltd.	5,500	45,879
Shinwa Co. Ltd.	1,800	30,170
Sodick Co. Ltd.	4,700	24,303
Star Micronics Co. Ltd.(a)	4,000	48,773
Tadano Ltd.(a)	3,400	28,434
Takeuchi Manufacturing Co. Ltd.	3,300	100,302
Takuma Co. Ltd.	8,300	105,325
Techno Smart Corp.	2,600	32,532
Teikoku Electric Manufacturing Co. Ltd.	2,600	54,350
Tocalo Co. Ltd.	6,200	65,703
Torishima Pump Manufacturing Co. Ltd.	2,800	44,806
Tsubakimoto Chain Co.	3,800	109,030
Tsugami Corp.	4,300	37,058
Union Tool Co.(a)	600	14,215
YAMABIKO Corp.	3,500	37,140

Total Machinery		3,395,169

Marine Transportation - 0.5%
Iino Kaiun Kaisha Ltd.(a)	17,100	143,976
NS United Kaiun Kaisha Ltd.(a)	3,200	108,838

Total Marine Transportation		252,814

Media - 0.7%
Carta Holdings, Inc.(a)	4,400	41,665
Gakken Holdings Co. Ltd.	4,400	30,804
Intage Holdings, Inc.(a)	4,600	53,022
Macromill, Inc.	5,700	31,779
Proto Corp.	4,100	39,319
SKY Perfect JSAT Holdings, Inc.	26,400	130,708
ValueCommerce Co. Ltd.(a)	4,700	48,907
Zenrin Co. Ltd.	4,600	28,518

Total Media		404,722

Metals & Mining - 4.6%
Aichi Steel Corp.	1,500	33,781
ARE Holdings, Inc.(a)	10,300	142,540
Daido Steel Co. Ltd.	40,000	425,876
Daiki Aluminium Industry Co. Ltd.(a)	7,100	59,427
Dowa Holdings Co. Ltd.	4,100	149,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2023

Investments	Shares	Value
Godo Steel Ltd.	4,600	$150,419
Kurimoto Ltd.	1,700	37,019
Kyoei Steel Ltd.	8,600	121,942
Mitsubishi Materials Corp.	11,000	190,967
Mitsubishi Steel Manufacturing Co. Ltd.	3,600	37,793
Mitsui Mining & Smelting Co. Ltd.	8,700	267,517
Nakayama Steel Works Ltd.(a)	13,000	75,245
Nippon Denko Co. Ltd.(a)	10,100	19,773
Nippon Light Metal Holdings Co. Ltd.	2,200	27,356
Nippon Yakin Kogyo Co. Ltd.(a)	4,000	119,591
OSAKA Titanium Technologies Co. Ltd.(a)	1,600	30,779
Sanyo Special Steel Co. Ltd.	4,500	84,140
Toho Titanium Co. Ltd.(a)	2,800	37,656
Toho Zinc Co. Ltd.	2,300	18,386
Tokyo Steel Manufacturing Co. Ltd.	15,800	193,774
Tokyo Tekko Co. Ltd.	1,700	49,741
Topy Industries Ltd.	4,200	76,117
UACJ Corp.	5,700	155,660

Total Metals & Mining		2,505,330

Oil, Gas & Consumable Fuels - 0.7%
Itochu Enex Co. Ltd.	17,600	191,880
Sala Corp.	7,200	37,333
San-Ai Obbli Co. Ltd.	12,500	142,396

Total Oil, Gas & Consumable Fuels		371,609

Paper & Forest Products - 0.3%
Daio Paper Corp.(a)	6,300	50,184
Hokuetsu Corp.(a)	8,600	86,439
Tokushu Tokai Paper Co. Ltd.	1,200	33,494

Total Paper & Forest Products		170,117

Personal Care Products - 0.6%
Fancl Corp.	5,900	99,226
Mandom Corp.	4,400	39,855
Noevir Holdings Co. Ltd.	4,500	164,066

Total Personal Care Products		303,147

Pharmaceuticals - 1.0%
Daito Pharmaceutical Co. Ltd.	2,000	27,025
Fuji Pharma Co. Ltd.	2,500	30,838
Kyorin Pharmaceutical Co. Ltd.	4,800	60,604
Mochida Pharmaceutical Co. Ltd.	2,700	62,626
Sawai Group Holdings Co. Ltd.	3,400	125,625
Towa Pharmaceutical Co. Ltd.	3,200	53,386
Tsumura & Co.	4,700	88,563
ZERIA Pharmaceutical Co. Ltd.	5,400	77,258

Total Pharmaceuticals		525,925

Professional Services - 3.2%
Altech Corp.	2,750	51,926
Bell System24 Holdings, Inc.	9,000	111,718
Benefit One, Inc.	10,200	153,564
Careerlink Co. Ltd.	1,800	30,081
Dip Corp.	3,100	70,584
en Japan, Inc.	3,200	61,853
Forum Engineering, Inc.	6,500	38,406
FULLCAST Holdings Co. Ltd.	3,100	40,306
Funai Soken Holdings, Inc.(a)	2,840	51,651
IR Japan Holdings Ltd.(a)	2,000	21,535
JAC Recruitment Co. Ltd.	18,000	82,990
Matching Service Japan Co. Ltd.	3,800	30,566
MEITEC Group Holdings, Inc.	10,000	200,525
Nihon M&A Center Holdings, Inc.	22,600	124,670
Nomura Co. Ltd.	7,000	43,694
Open Up Group, Inc.	5,000	83,310
Outsourcing, Inc.*(a)	5,600	69,116
Pasona Group, Inc.	2,100	39,355
Quick Co. Ltd.	2,400	43,887
TechnoPro Holdings, Inc.	5,600	147,567
TKC Corp.	4,000	106,682
Transcosmos, Inc.	3,800	81,267
World Holdings Co. Ltd.	1,900	36,766

Total Professional Services		1,722,019

Real Estate Management & Development - 2.6%
Aoyama Zaisan Networks Co. Ltd.	4,800	35,307
Arealink Co. Ltd.	1,400	26,713
Dear Life Co. Ltd.	10,400	67,499
Good Com Asset Co. Ltd.	3,900	20,084
Grandy House Corp.	7,900	34,406
Heiwa Real Estate Co. Ltd.	4,700	125,685
Ichigo, Inc.	35,700	85,591
Japan Property Management Center Co. Ltd.	4,300	34,130
JINUSHI Co. Ltd.(a)	2,100	32,502
Katitas Co. Ltd.	5,700	88,504
Keihanshin Building Co. Ltd.	3,000	30,260
LA Holdings Co. Ltd.	1,300	41,818
Loadstar Capital KK	2,600	37,936
Mirarth Holdings, Inc.	18,100	59,572
Raysum Co. Ltd.	2,200	50,014
Relo Group, Inc.	10,400	125,371
SAMTY Co. Ltd.	7,500	129,540
Starts Corp., Inc.	7,900	164,242
Sun Frontier Fudousan Co. Ltd.	7,600	88,032
Tosei Corp.	7,300	103,405

Total Real Estate Management & Development		1,380,611

Semiconductors & Semiconductor Equipment - 2.1%
Ferrotec Holdings Corp.(a)	5,200	98,039
Furuya Metal Co. Ltd.	600	40,644
Japan Material Co. Ltd.	2,800	49,851
Micronics Japan Co. Ltd.	2,900	75,493
Mimasu Semiconductor Industry Co. Ltd.	2,700	61,285
Mitsui High-Tec, Inc.	1,200	62,647
Optorun Co. Ltd.	3,500	40,492
Rorze Corp.(a)	600	64,094
Shibaura Mechatronics Corp.	1,600	67,414
Shindengen Electric Manufacturing Co. Ltd.	1,600	34,388
Tokyo Seimitsu Co. Ltd.	5,000	307,526
Towa Corp.(a)	500	25,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2023

Investments	Shares	Value
Ulvac, Inc.	2,900	$138,603
Yamaichi Electronics Co. Ltd.	3,100	42,571

Total Semiconductors & Semiconductor Equipment		1,108,334

Software - 1.0%
Computer Engineering & Consulting Ltd.	2,700	30,011
Cresco Ltd.	2,000	27,224
Digital Arts, Inc.	900	32,749
Fuji Soft, Inc.(a)	2,600	108,994
Fukui Computer Holdings, Inc.	1,600	28,600
I’ll, Inc.	990	22,436
Justsystems Corp.	1,500	34,845
Miroku Jyoho Service Co. Ltd.	4,400	54,805
Systena Corp.	47,000	102,014
UNITED, Inc.	7,400	47,241
WingArc1st, Inc.	1,800	39,261

Total Software		528,180

Specialty Retail - 4.4%
Adastria Co. Ltd.	4,322	106,533
Alleanza Holdings Co. Ltd.	5,000	36,991
Alpen Co. Ltd.(a)	2,300	31,683
AOKI Holdings, Inc.	10,400	84,171
Aoyama Trading Co. Ltd.	3,900	41,025
ARCLANDS Corp.	5,079	60,524
Asahi Co. Ltd.(a)	6,800	61,112
Autobacs Seven Co. Ltd.(a)	11,200	123,932
Bic Camera, Inc.	7,300	69,593
DCM Holdings Co. Ltd.	14,600	133,904
EDION Corp.	9,400	104,815
Geo Holdings Corp.	1,200	18,062
Hard Off Corp. Co. Ltd.	3,300	39,278
Honeys Holdings Co. Ltd.(a)	4,200	52,016
IDOM, Inc.	13,400	92,197
Joshin Denki Co. Ltd.	2,700	46,500
Joyful Honda Co. Ltd.(a)	4,000	52,376
K’s Holdings Corp.	17,900	167,725
Kohnan Shoji Co. Ltd.	2,300	64,034
Kojima Co. Ltd.(a)	4,000	22,188
Komehyo Holdings Co. Ltd.	800	22,017
Komeri Co. Ltd.(a)	2,700	59,179
KU Holdings Co. Ltd.	4,200	33,009
Nafco Co. Ltd.	1,600	21,132
New Art Holdings Co. Ltd.	4,400	60,610
Nextage Co. Ltd.(a)	3,400	62,415
Nishimatsuya Chain Co. Ltd.	2,800	41,132
Nissan Tokyo Sales Holdings Co. Ltd.	11,900	38,913
Nojima Corp.	6,400	79,580
PAL GROUP Holdings Co. Ltd.(a)	6,200	108,361
Scroll Corp.	10,900	74,223
T-Gaia Corp.	6,000	82,139
United Arrows Ltd.	2,600	34,819
VT Holdings Co. Ltd.	15,454	56,673
World Co. Ltd.	5,800	69,116
Xebio Holdings Co. Ltd.	4,100	27,803
Yellow Hat Ltd.	6,500	81,377

Total Specialty Retail		2,361,157

Technology Hardware, Storage & Peripherals - 0.6%
Elecom Co. Ltd.	6,100	75,980
MCJ Co. Ltd.	8,200	63,806
Riso Kagaku Corp.	4,200	79,096
Roland DG Corp.	2,200	56,880
Toshiba TEC Corp.	1,700	35,223

Total Technology Hardware, Storage & Peripherals		310,985

Textiles, Apparel & Luxury Goods - 1.1%
Baroque Japan Ltd.(a)	8,700	50,726
Descente Ltd.(a)	2,100	55,412
Fujibo Holdings, Inc.	900	23,972
Gunze Ltd.	800	28,373
Japan Wool Textile Co. Ltd.(a)	5,100	48,547
Kurabo Industries Ltd.	1,800	36,925
Morito Co. Ltd.	5,600	51,043
Onward Holdings Co. Ltd.(a)	18,039	61,546
Seiko Group Corp.(a)	4,000	76,436
Wacoal Holdings Corp.(a)	4,400	104,554
Yondoshi Holdings, Inc.	4,700	67,576

Total Textiles, Apparel & Luxury Goods		605,110

Trading Companies & Distributors - 3.5%
Advan Group Co. Ltd.	5,700	43,342
Alconix Corp.	2,600	24,528
Chori Co. Ltd.	3,000	60,115
Daiichi Jitsugyo Co. Ltd.	3,100	43,208
Hanwa Co. Ltd.	4,600	162,981
Inaba Denki Sangyo Co. Ltd.	6,900	166,407
Inabata & Co. Ltd.	6,200	138,091
Japan Pulp & Paper Co. Ltd.	800	28,259
Kamei Corp.	3,300	40,027
Kanaden Corp.	2,600	28,678
Kanamoto Co. Ltd.	2,600	53,962
Kanematsu Corp.	10,500	153,798
KPP Group Holdings Co. Ltd.(a)	4,800	23,254
Kyokuto Boeki Kaisha Ltd.	3,300	45,855
MARUKA FURUSATO Corp.	1,000	18,676
Mitsui Matsushima Holdings Co. Ltd.(a)	4,100	76,631
Nagase & Co. Ltd.	8,300	133,054
Nichiden Corp.	2,500	50,911
Nishio Holdings Co. Ltd.	2,700	78,522
Onoken Co. Ltd.	2,700	33,152
Sanyo Trading Co. Ltd.	3,600	30,541
Sato Shoji Corp.	3,500	36,172
Seika Corp.	1,700	35,597
Senshu Electric Co. Ltd.(a)	1,900	43,666
Shinsho Corp.	1,400	56,405
Trusco Nakayama Corp.	4,100	71,135
Wakita & Co. Ltd.	2,800	31,778
Yamazen Corp.	9,100	77,006
Yuasa Trading Co. Ltd.	2,700	90,779

Total Trading Companies & Distributors		1,876,530

Transportation Infrastructure - 0.3%
Mitsubishi Logistics Corp.	4,000	120,556
Nissin Corp.	2,300	39,155

Total Transportation Infrastructure		159,711

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2023

Investments	Shares	Value
Wireless Telecommunication Services - 0.3%
Okinawa Cellular Telephone Co.	6,100	$146,464

TOTAL COMMON STOCKS (Cost: $49,103,004)		53,824,331

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.8%

United States - 6.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b) (Cost: $3,651,989)	3,651,989	3,651,989

TOTAL INVESTMENTS IN SECURITIES - 106.8% (Cost: $52,754,993)		57,476,320
Other Assets less Liabilities - (6.8)%		(3,684,623)

NET ASSETS - 100.0%		$53,791,697

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,814,135. The Fund also had securities on loan having a total market value of $85,994 that were sold and pending settlement. The total market value of the collateral held by the Fund was $8,380,943. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,728,954.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/9/2024	87,522,236	JPY	616,326	USD	$4,878	$—
Barclays Bank PLC	1/9/2024	18,446,561	USD	2,711,054,177	JPY	—	(795,629)
Citibank NA	1/9/2024	2,087,546,132	JPY	14,780,898	USD	35,833	—
Citibank NA	1/9/2024	1,852,510,998	JPY	13,148,727	USD	—	(200)
Citibank NA	1/9/2024	17,737,078	USD	2,606,782,879	JPY	—	(765,028)
Citibank NA	2/5/2024	13,393,719	USD	1,879,074,485	JPY	114	—
Goldman Sachs	1/9/2024	16,318,110	USD	2,398,246,517	JPY	—	(703,872)
HSBC Holdings PLC	1/9/2024	421,564,866	JPY	2,956,180	USD	35,952	—
HSBC Holdings PLC	1/9/2024	1,852,505,738	JPY	13,148,727	USD	—	(237)
HSBC Holdings PLC	1/9/2024	18,446,561	USD	2,711,070,778	JPY	—	(795,747)
HSBC Holdings PLC	2/5/2024	13,393,719	USD	1,879,073,146	JPY	124	—
Standard Chartered Bank	1/5/2024	91,102,796	JPY	646,000	USD	211	—
Standard Chartered Bank	1/9/2024	3,705,048,012	JPY	26,297,452	USD	—	(213)
Standard Chartered Bank	2/5/2024	26,787,438	USD	3,758,223,976	JPY	—	(306)

						$77,112	$(3,061,232)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$53,824,331	$—	$—	$53,824,331
Investment of Cash Collateral for Securities Loaned	—	3,651,989	—	3,651,989

Total Investments in Securities	$53,824,331	$3,651,989	$—	$57,476,320

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$77,112	$—	$77,112
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3,061,232)	$—	$(3,061,232)

Total - Net	$53,824,331	$667,869	$—	$54,492,200

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.6%

Japan - 99.6%

Air Freight & Logistics - 1.1%
AIT Corp.	25,200	$308,520
AZ-COM MARUWA Holdings, Inc.	18,700	202,811
Hamakyorex Co. Ltd.	7,800	219,925
Konoike Transport Co. Ltd.	25,400	351,327
Mitsui-Soko Holdings Co. Ltd.	19,100	637,434
Sankyu, Inc.	24,200	889,348
SBS Holdings, Inc.(a)	16,700	291,166
Senko Group Holdings Co. Ltd.	55,556	450,028
Shibusawa Warehouse Co. Ltd.	14,800	305,700
Trancom Co. Ltd.	2,100	106,951

Total Air Freight & Logistics		3,763,210

Automobile Components - 3.9%
Aisan Industry Co. Ltd.	60,600	505,931
Daikyonishikawa Corp.	63,700	309,057
Eagle Industry Co. Ltd.	41,200	467,584
Exedy Corp.	36,325	668,372
Fujikura Composites, Inc.	23,700	231,822
FuKoKu Co. Ltd.	19,900	189,571
Futaba Industrial Co. Ltd.	50,600	290,722
G-Tekt Corp.	26,800	326,208
Ichikoh Industries Ltd.	52,000	186,636
IJTT Co. Ltd.	34,800	212,285
KYB Corp.	35,400	1,231,643
Musashi Seimitsu Industry Co. Ltd.	16,200	173,514
NHK Spring Co. Ltd.(a)	138,100	1,172,547
Nichirin Co. Ltd.	14,800	343,283
Pacific Industrial Co. Ltd.	27,100	247,202
Press Kogyo Co. Ltd.(a)	111,700	451,617
Seiren Co. Ltd.	34,811	612,119
Shoei Co. Ltd.(a)	36,500	476,380
Sumitomo Riko Co. Ltd.	42,900	321,339
Tachi-S Co. Ltd.	46,500	593,042
Tokai Rika Co. Ltd.	68,958	1,063,865
Topre Corp.	25,200	335,690
Toyo Tire Corp.	141,600	2,370,379
Unipres Corp.	32,700	221,046

Total Automobile Components		13,001,854

Banks - 6.2%
77 Bank Ltd.(a)	42,900	1,058,959
Aichi Financial Group, Inc.	26,600	434,717
Akita Bank Ltd.	11,000	148,326
Awa Bank Ltd.	17,575	293,956
Bank of Iwate Ltd.	10,500	186,271
Bank of Nagoya Ltd.	9,369	361,522
Bank of Saga Ltd.	11,600	152,138
Bank of the Ryukyus Ltd.	36,108	283,270
Chugin Financial Group, Inc.	88,500	628,690
Daishi Hokuetsu Financial Group, Inc.	24,655	670,676
Ehime Bank Ltd.	23,499	168,017
FIDEA Holdings Co. Ltd.	14,680	157,234
First Bank of Toyama Ltd.	50,800	277,458
Fukui Bank Ltd.	16,248	189,933
Gunma Bank Ltd.	322,000	1,575,968
Hirogin Holdings, Inc.	183,000	1,171,756
Hokuhoku Financial Group, Inc.	46,700	504,663
Hyakugo Bank Ltd.	166,100	629,149
Hyakujushi Bank Ltd.	24,800	423,243
Iyogin Holdings, Inc.	103,200	693,368
Juroku Financial Group, Inc.	20,200	533,728
Keiyo Bank Ltd.	78,442	378,912
Kiyo Bank Ltd.(a)	32,390	362,774
Miyazaki Bank Ltd.	16,100	299,091
Musashino Bank Ltd.	33,000	624,046
Nanto Bank Ltd.	24,800	429,400
Nishi-Nippon Financial Holdings, Inc.	77,500	896,599
North Pacific Bank Ltd.	181,615	457,322
Ogaki Kyoritsu Bank Ltd.	25,442	340,358
Oita Bank Ltd.	15,600	278,516
Okinawa Financial Group, Inc.	11,380	189,371
Procrea Holdings, Inc.(a)	11,262	149,942
San ju San Financial Group, Inc.(a)	25,800	332,153
San-In Godo Bank Ltd.	95,500	673,337
Senshu Ikeda Holdings, Inc.	190,840	437,234
Shiga Bank Ltd.	26,484	655,619
Shikoku Bank Ltd.	28,100	191,346
Suruga Bank Ltd.	102,800	568,032
Toho Bank Ltd.	107,900	219,657
Tokyo Kiraboshi Financial Group, Inc.	25,600	721,804
TOMONY Holdings, Inc.	81,877	227,081
Yamagata Bank Ltd.(a)	19,500	147,723
Yamaguchi Financial Group, Inc.(a)	111,600	1,000,189
Yamanashi Chuo Bank Ltd.	26,600	317,170

Total Banks		20,440,718

Beverages - 0.4%
Takara Holdings, Inc.	165,811	1,457,227

Biotechnology - 0.2%
Takara Bio, Inc.	64,200	570,140

Broadline Retail - 0.8%
ASKUL Corp.	26,130	398,493
Belluna Co. Ltd.	48,584	214,351
Izumi Co. Ltd.	43,900	1,126,926
Mr. Max Holdings Ltd.	51,500	228,313
Seria Co. Ltd.	44,400	827,973

Total Broadline Retail		2,796,056

Building Products - 1.3%
Bunka Shutter Co. Ltd.	45,100	448,505
Central Glass Co. Ltd.	15,486	292,738
Kondotec, Inc.	27,300	224,047
Nichias Corp.	36,813	885,204
Nichiha Corp.	11,200	235,551
Nippon Aqua Co. Ltd.	20,100	126,463
Nitto Boseki Co. Ltd.(a)	8,300	270,524
Noritz Corp.(a)	25,700	275,448
Okabe Co. Ltd.	33,000	171,343
Shin Nippon Air Technologies Co. Ltd.	17,400	294,361
Takara Standard Co. Ltd.(a)	23,931	277,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2023

Investments	Shares	Value
Takasago Thermal Engineering Co. Ltd.(a)	29,772	$679,996

Total Building Products		4,181,208

Capital Markets - 1.2%
GMO Financial Holdings, Inc.	60,700	324,210
Ichiyoshi Securities Co. Ltd.	28,288	141,861
IwaiCosmo Holdings, Inc.	24,400	318,110
M&A Capital Partners Co. Ltd.	8,900	153,531
Matsui Securities Co. Ltd.	244,100	1,267,422
Okasan Securities Group, Inc.	124,100	602,983
SBI Global Asset Management Co. Ltd.	53,744	232,543
Sparx Group Co. Ltd.	32,300	369,326
Tokai Tokyo Financial Holdings, Inc.	182,700	681,659

Total Capital Markets		4,091,645

Chemicals - 8.8%
ADEKA Corp.	54,225	1,103,885
Aica Kogyo Co. Ltd.	58,715	1,421,021
Artience Co. Ltd.(a)	32,402	604,234
Asahi Yukizai Corp.	10,500	282,647
C Uyemura & Co. Ltd.	10,700	839,424
Chugoku Marine Paints Ltd.	55,300	650,358
CI Takiron Corp.	46,600	216,836
Dai Nippon Toryo Co. Ltd.	34,000	245,992
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	17,542	314,308
Denka Co. Ltd.	51,600	913,559
DIC Corp.(a)	59,600	1,171,666
Fujimi, Inc.	37,300	829,447
Fujimori Kogyo Co. Ltd.	6,400	171,599
Fuso Chemical Co. Ltd.(a)	10,100	299,103
Harima Chemicals Group, Inc.	43,700	252,318
Ishihara Sangyo Kaisha Ltd.	20,100	192,046
JCU Corp.	9,400	265,371
JSP Corp.	23,723	308,275
Kaneka Corp.	35,900	912,142
Kanto Denka Kogyo Co. Ltd.	41,600	253,176
KeePer Technical Laboratory Co. Ltd.	3,200	158,207
KH Neochem Co. Ltd.(a)	26,200	421,675
Konishi Co. Ltd.(a)	50,000	479,855
Kumiai Chemical Industry Co. Ltd.(a)	90,524	518,179
Kureha Corp.	29,592	604,518
Lintec Corp.	37,165	724,952
MEC Co. Ltd.(a)	7,700	240,045
Moriroku Holdings Co. Ltd.	19,900	392,693
Nihon Nohyaku Co. Ltd.(a)	42,900	196,577
Nippon Kayaku Co. Ltd.	97,600	931,485
Nippon Pillar Packing Co. Ltd.	24,200	764,726
Nippon Shokubai Co. Ltd.	18,600	716,927
Nippon Soda Co. Ltd.	25,818	994,409
Okura Industrial Co. Ltd.(a)	10,100	182,900
Osaka Organic Chemical Industry Ltd.(a)	8,900	171,334
Osaka Soda Co. Ltd.(a)	6,700	460,037
Riken Technos Corp.	69,200	415,259
Sakai Chemical Industry Co. Ltd.	15,900	211,579
Sakata INX Corp.	18,900	182,056
Sanyo Chemical Industries Ltd.	17,935	538,762
Shin-Etsu Polymer Co. Ltd.	44,800	532,910
Stella Chemifa Corp.	7,900	180,997
Sumitomo Bakelite Co. Ltd.	25,818	1,355,729
Sumitomo Seika Chemicals Co. Ltd.	9,900	350,411
T Hasegawa Co. Ltd.	16,200	356,795
Taiyo Holdings Co. Ltd.	37,082	819,339
Takasago International Corp.	7,500	185,665
Tayca Corp.(a)	10,700	103,903
Teijin Ltd.	68,900	653,177
Tokai Carbon Co. Ltd.(a)	112,800	820,516
Tokuyama Corp.	41,800	708,922
Toyobo Co. Ltd.	52,753	395,517
UBE Corp.	78,493	1,274,996
Valqua Ltd.(a)	23,537	692,019

Total Chemicals		28,984,478

Commercial Services & Supplies - 1.4%
Aeon Delight Co. Ltd.	17,600	444,432
CTS Co. Ltd.	38,000	175,202
Daiei Kankyo Co. Ltd.	19,300	341,289
Daiseki Co. Ltd.	9,388	260,704
Inui Global Logistics Co. Ltd.(a)	37,800	290,914
Itoki Corp.(a)	18,100	172,937
Kimura Unity Co. Ltd.	17,400	165,262
Kokuyo Co. Ltd.	61,800	1,005,598
Nippon Kanzai Holdings Co. Ltd.	9,100	165,953
Nippon Parking Development Co. Ltd.(a)	107,800	146,812
Okamura Corp.	54,476	842,373
Pilot Corp.	9,700	289,046
Prestige International, Inc.	34,700	147,680
Sato Holdings Corp.	10,638	159,668

Total Commercial Services & Supplies		4,607,870

Construction & Engineering - 5.0%
Asanuma Corp.	17,100	468,194
CTI Engineering Co. Ltd.	6,800	253,710
Dai-Dan Co. Ltd.	28,800	291,105
Daiho Corp.	11,300	297,769
EXEO Group, Inc.	45,100	1,002,898
Fudo Tetra Corp.	11,300	181,226
Hazama Ando Corp.	139,600	1,105,076
JDC Corp.(a)	52,100	216,560
Kandenko Co. Ltd.	90,638	885,935
Kumagai Gumi Co. Ltd.	16,600	424,479
Kyudenko Corp.	18,490	667,046
MIRAIT ONE Corp.	33,700	444,377
Nippon Road Co. Ltd.	24,100	350,269
Nishimatsu Construction Co. Ltd.	27,707	771,582
Nittoc Construction Co. Ltd.	36,300	273,190
Okumura Corp.	23,970	796,563
Oriental Shiraishi Corp.	104,700	252,504
Penta-Ocean Construction Co. Ltd.	93,693	526,284
PS Mitsubishi Construction Co. Ltd.	34,800	218,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2023

Investments	Shares	Value
Raito Kogyo Co. Ltd.	32,400	$434,359
Raiznext Corp.	18,900	204,846
Sanki Engineering Co. Ltd.	33,300	413,356
Seikitokyu Kogyo Co. Ltd.	20,000	234,076
SHO-BOND Holdings Co. Ltd.	15,900	706,804
Sumitomo Mitsui Construction Co. Ltd.	53,360	150,262
Taihei Dengyo Kaisha Ltd.	8,600	272,677
Taikisha Ltd.	17,065	494,471
Takamatsu Construction Group Co. Ltd.(a)	12,100	237,657
Tekken Corp.	9,400	133,819
Tess Holdings Co. Ltd.	36,600	113,191
Toa Corp.(a)	8,600	217,166
Tobishima Corp.	27,000	250,887
Toda Corp.	120,349	796,294
Tokyu Construction Co. Ltd.	90,500	511,622
Totetsu Kogyo Co. Ltd.	9,679	217,637
Toyo Construction Co. Ltd.	34,200	289,407
Wakachiku Construction Co. Ltd.	8,500	178,284
Yahagi Construction Co. Ltd.	20,300	194,533
Yokogawa Bridge Holdings Corp.	27,000	485,877
Yondenko Corp.	10,500	234,608
Yurtec Corp.	36,100	287,817

Total Construction & Engineering		16,486,627

Construction Materials - 1.1%
Asia Pile Holdings Corp.	45,900	228,882
Krosaki Harima Corp.	8,500	707,831
Maeda Kosen Co. Ltd.(a)	6,900	148,542
Shinagawa Refractories Co. Ltd.	45,400	553,572
Sumitomo Osaka Cement Co. Ltd.	19,540	514,211
Taiheiyo Cement Corp.	58,900	1,214,097
Yotai Refractories Co. Ltd.	23,600	250,597

Total Construction Materials		3,617,732

Consumer Finance - 0.1%
J Trust Co. Ltd.(a)	85,100	277,067

Consumer Staples Distribution & Retail - 2.5%
Aeon Hokkaido Corp.	36,100	237,116
Ain Holdings, Inc.	6,900	218,971
Arcs Co. Ltd.	18,594	366,921
Axial Retailing, Inc.	9,200	271,145
Cawachi Ltd.	8,600	161,898
Create SD Holdings Co. Ltd.	19,000	413,073
Fuji Co. Ltd.	25,600	348,464
G-7 Holdings, Inc.	28,100	238,984
H2O Retailing Corp.	51,400	556,730
Heiwado Co. Ltd.	16,763	253,621
JM Holdings Co. Ltd.(a)	15,700	246,892
Kansai Food Market Ltd.	20,100	205,163
Kato Sangyo Co. Ltd.	15,216	495,939
Life Corp.	17,900	419,630
Mitsubishi Shokuhin Co. Ltd.	36,600	1,248,730
Okuwa Co. Ltd.	34,500	202,380
Qol Holdings Co. Ltd.	17,900	210,387
Retail Partners Co. Ltd.	10,500	124,156
San-A Co. Ltd.	15,000	484,643
United Super Markets Holdings, Inc.(a)	25,900	186,837
Valor Holdings Co. Ltd.	35,791	619,704
Yaoko Co. Ltd.(a)	11,700	669,650
Yokorei Co. Ltd.(a)	24,200	180,067

Total Consumer Staples Distribution & Retail		8,361,101

Containers & Packaging - 0.6%
FP Corp.	26,200	552,136
Fuji Seal International, Inc.	23,610	287,045
Rengo Co. Ltd.	112,700	751,440
Tomoku Co. Ltd.	15,900	242,368

Total Containers & Packaging		1,832,989

Distributors - 0.5%
Arata Corp.	18,000	397,078
Happinet Corp.	17,100	335,620
PALTAC Corp.	20,800	658,612
Yamae Group Holdings Co. Ltd.	9,100	246,574

Total Distributors		1,637,884

Diversified Consumer Services - 0.6%
Aucnet, Inc.(a)	19,000	246,092
Benesse Holdings, Inc.	60,500	1,118,765
Gakkyusha Co. Ltd.	16,800	240,119
Step Co. Ltd.	24,700	330,081
Tokyo Individualized Educational Institute, Inc.(a)	51,400	162,243

Total Diversified Consumer Services		2,097,300

Electric Utilities - 0.2%
Hokkaido Electric Power Co., Inc.	33,600	148,862
Shikoku Electric Power Co., Inc.	54,100	388,923

Total Electric Utilities		537,785

Electrical Equipment - 1.3%
Daihen Corp.	11,000	503,263
Furukawa Electric Co. Ltd.	23,600	371,125
GS Yuasa Corp.	17,700	249,216
Idec Corp.	19,136	389,697
Mabuchi Motor Co. Ltd.(a)	48,600	806,323
Nippon Carbon Co. Ltd.(a)	9,800	304,816
Nitto Kogyo Corp.	18,900	482,622
Sanyo Denki Co. Ltd.	6,500	289,083
Sinfonia Technology Co. Ltd.	26,900	397,451
SWCC Corp.	9,200	186,571
Toyo Tanso Co. Ltd.	7,700	261,346

Total Electrical Equipment		4,241,513

Electronic Equipment, Instruments & Components - 8.9%
A&D HOLON Holdings Co. Ltd.	17,300	221,128
Ai Holdings Corp.	33,300	552,481
Alps Alpine Co. Ltd.	125,500	1,093,607
Amano Corp.	72,035	1,707,625
Anritsu Corp.	98,100	946,695
Canon Electronics, Inc.(a)	34,900	505,998
Citizen Watch Co. Ltd.	194,400	1,159,671
Daitron Co. Ltd.	15,300	303,981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2023

Investments	Shares	Value
Daiwabo Holdings Co. Ltd.	41,395	$906,415
Dexerials Corp.(a)	23,800	696,544
Elematec Corp.	55,154	685,806
ESPEC Corp.	19,500	326,291
Hagiwara Electric Holdings Co. Ltd.	8,800	303,986
Hakuto Co. Ltd.(a)	36,034	1,387,889
Hioki EE Corp.(a)	7,400	331,735
Hochiki Corp.	17,700	219,335
Horiba Ltd.	36,500	2,855,689
Innotech Corp.	19,700	234,896
Iriso Electronics Co. Ltd.	7,700	202,085
Japan Aviation Electronics Industry Ltd.	33,500	766,332
Kaga Electronics Co. Ltd.	27,700	1,204,433
Koa Corp.(a)	25,700	282,193
Kyosan Electric Manufacturing Co. Ltd.	51,500	172,422
Marubun Corp.	59,100	677,441
Maruwa Co. Ltd.	800	167,400
Maxell Ltd.	23,700	262,250
Meiko Electronics Co. Ltd.(a)	7,800	230,714
Nichicon Corp.	33,900	312,117
Nippon Electric Glass Co. Ltd.(a)	70,600	1,517,865
Nippon Signal Co. Ltd.	37,600	258,703
Nissha Co. Ltd.(a)	28,300	295,687
Nohmi Bosai Ltd.	25,391	396,588
Oki Electric Industry Co. Ltd.	44,300	286,263
Optex Group Co. Ltd.	16,100	203,962
Osaki Electric Co. Ltd.	44,000	200,057
Restar Holdings Corp.	25,800	516,073
Riken Keiki Co. Ltd.	7,000	342,105
RYODEN Corp.	23,761	439,051
Ryosan Co. Ltd.(a)	18,600	620,748
Sanshin Electronics Co. Ltd.(a)	23,800	366,336
Santec Holdings Corp.	10,700	234,902
Satori Electric Co. Ltd.	17,900	249,874
Shibaura Electronics Co. Ltd.	7,700	304,220
Siix Corp.(a)	15,800	163,962
Sumida Corp.	36,100	295,243
Sun-Wa Technos Corp.	19,500	303,745
Suzuden Corp.	33,100	551,275
Tachibana Eletech Co. Ltd.	25,100	489,074
Takachiho Koheki Co. Ltd.	14,900	384,707
TAKEBISHI Corp.	18,200	247,349
Tokyo Electron Device Ltd.(a)	25,000	900,837
Tomen Devices Corp.	8,200	311,761
Topcon Corp.	62,900	678,167
Yokowo Co. Ltd.	14,200	143,531

Total Electronic Equipment, Instruments & Components		29,419,244

Energy Equipment & Services - 0.1%
Toyo Kanetsu KK	8,800	241,566

Entertainment - 0.4%
Daiichikosho Co. Ltd.	72,700	1,075,958
Marvelous, Inc.	54,800	277,148

Total Entertainment		1,353,106

Financial Services - 0.6%
eGuarantee, Inc.	17,600	255,673
Financial Partners Group Co. Ltd.	71,000	847,085
Japan Investment Adviser Co. Ltd.	16,400	154,717
Japan Securities Finance Co. Ltd.	53,200	584,905

Total Financial Services		1,842,380

Food Products - 4.1%
Ariake Japan Co. Ltd.	12,128	399,593
Chubu Shiryo Co. Ltd.	27,900	216,899
DyDo Group Holdings, Inc.(a)	2,400	99,589
Ezaki Glico Co. Ltd.(a)	23,600	698,893
Fuji Oil Holdings, Inc.	34,600	595,769
Fujicco Co. Ltd.	8,000	110,087
Hokuto Corp.(a)	17,091	210,455
House Foods Group, Inc.	26,300	581,107
Itoham Yonekyu Holdings, Inc.	31,100	850,408
Kagome Co. Ltd.(a)	32,700	728,084
Kakiyasu Honten Co. Ltd.	15,400	269,593
Kameda Seika Co. Ltd.(a)	7,400	215,470
Kewpie Corp.	46,000	810,661
Kyokuyo Co. Ltd.	8,300	221,953
Maruha Nichiro Corp.	35,932	707,527
Megmilk Snow Brand Co. Ltd.	28,200	422,860
Mitsui DM Sugar Holdings Co. Ltd.	33,298	701,719
Morinaga & Co. Ltd.	31,574	573,004
Morinaga Milk Industry Co. Ltd.	38,600	746,920
Nippn Corp.	36,683	578,425
Nisshin Oillio Group Ltd.	29,200	888,552
Nissui Corp.	151,400	815,206
Prima Meat Packers Ltd.	26,400	439,688
Riken Vitamin Co. Ltd.	26,700	423,283
S Foods, Inc.	11,000	257,093
Sakata Seed Corp.	11,000	305,469
Showa Sangyo Co. Ltd.	10,500	235,725
Starzen Co. Ltd.	16,900	315,152
Warabeya Nichiyo Holdings Co. Ltd.	9,800	238,083

Total Food Products		13,657,267

Gas Utilities - 1.0%
Hokkaido Gas Co. Ltd.	15,100	235,850
Nippon Gas Co. Ltd.	89,500	1,477,594
Saibu Gas Holdings Co. Ltd.	29,100	403,949
Shizuoka Gas Co. Ltd.(a)	26,192	190,616
Toho Gas Co. Ltd.	42,700	891,981

Total Gas Utilities		3,199,990

Ground Transportation - 0.9%
Alps Logistics Co. Ltd.(a)	16,800	197,934
Fukuyama Transporting Co. Ltd.	9,211	264,935
Ichinen Holdings Co. Ltd.	18,600	206,344
Keikyu Corp.	34,700	317,144

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2023

Investments	Shares	Value
Maruzen Showa Unyu Co. Ltd.	10,400	$288,438
Nankai Electric Railway Co. Ltd.	13,600	276,380
Nikkon Holdings Co. Ltd.(a)	35,560	776,882
Nishi-Nippon Railroad Co. Ltd.	10,200	172,882
Sakai Moving Service Co. Ltd.	9,600	185,218
Sotetsu Holdings, Inc.	20,600	400,077

Total Ground Transportation		3,086,234

Health Care Equipment & Supplies - 2.0%
Eiken Chemical Co. Ltd.(a)	27,370	331,787
Hogy Medical Co. Ltd.(a)	8,000	205,136
Japan Lifeline Co. Ltd.	70,800	634,277
Jeol Ltd.	15,300	671,776
Mani, Inc.	28,800	435,943
Menicon Co. Ltd.	19,800	329,906
Mizuho Medy Co. Ltd.(a)	19,000	423,181
Nagaileben Co. Ltd.	10,426	176,158
Nakanishi, Inc.	24,800	417,086
Nihon Kohden Corp.	28,900	914,887
Nipro Corp.	45,100	354,133
Paramount Bed Holdings Co. Ltd.	27,642	543,311
PHC Holdings Corp.(a)	110,800	1,129,377
Shofu, Inc.	8,400	163,972

Total Health Care Equipment & Supplies		6,730,930

Health Care Providers & Services - 1.1%
As One Corp.(a)	17,100	679,245
France Bed Holdings Co. Ltd.	25,800	244,494
HU Group Holdings, Inc.	45,000	850,174
Ship Healthcare Holdings, Inc.	34,214	584,269
Solasto Corp.	61,100	266,971
Toho Holdings Co. Ltd.(a)	16,600	379,381
Tokai Corp.	18,100	268,329
Vital KSK Holdings, Inc.	53,500	396,184

Total Health Care Providers & Services		3,669,047

Health Care Technology - 0.0%
EM Systems Co. Ltd.(a)	28,000	138,431

Hotels, Restaurants & Leisure - 2.2%
Create Restaurants Holdings, Inc.	33,400	259,183
Curves Holdings Co. Ltd.	29,100	134,581
Doutor Nichires Holdings Co. Ltd.	19,200	296,757
Food & Life Cos. Ltd.	18,200	373,992
Heiwa Corp.	103,200	1,536,507
Hiday Hidaka Corp.	10,798	217,982
Ichibanya Co. Ltd.	11,436	428,302
KFC Holdings Japan Ltd.	9,800	213,406
KOMEDA Holdings Co. Ltd.	24,900	484,824
Koshidaka Holdings Co. Ltd.	17,500	135,055
Kura Sushi, Inc.	6,000	145,127
Kyoritsu Maintenance Co. Ltd.(a)	3,200	135,963
Monogatari Corp.(a)	7,300	227,316
Ohsho Food Service Corp.	11,700	669,733
Resorttrust, Inc.	44,308	768,743
Round One Corp.	62,200	246,188
Royal Holdings Co. Ltd.	10,200	186,665
Saizeriya Co. Ltd.	6,600	235,480
St. Marc Holdings Co. Ltd.	17,500	263,406
Tokyotokeiba Co. Ltd.(a)	8,342	262,426

Total Hotels, Restaurants & Leisure		7,221,636

Household Durables - 2.5%
Casio Computer Co. Ltd.	160,300	1,391,169
ES-Con Japan Ltd.	77,600	512,453
Eslead Corp.	11,400	277,359
Fuji Corp. Ltd.	54,700	274,315
Fujitsu General Ltd.	25,300	415,984
Hoosiers Holdings Co. Ltd.	51,900	392,066
JVCKenwood Corp.	81,000	425,741
Ki-Star Real Estate Co. Ltd.(a)	8,300	185,157
Meiwa Estate Co. Ltd.	25,600	220,809
Pressance Corp.	28,688	324,566
Sangetsu Corp.	70,300	1,545,822
Tama Home Co. Ltd.(a)	41,700	1,160,963
Tamron Co. Ltd.(a)	18,366	693,057
Zojirushi Corp.(a)	27,700	292,954

Total Household Durables		8,112,415

Household Products - 0.6%
Earth Corp.(a)	9,800	317,676
Pigeon Corp.(a)	102,700	1,183,039
ST Corp.	25,200	272,949
Transaction Co. Ltd.	11,200	169,613

Total Household Products		1,943,277

Independent Power & Renewable Electricity Producers - 0.1%
West Holdings Corp.(a)	14,947	327,078

Industrial Conglomerates - 0.3%
Mie Kotsu Group Holdings, Inc.	36,900	157,829
Nisshinbo Holdings, Inc.	60,500	491,578
TOKAI Holdings Corp.	55,400	378,424

Total Industrial Conglomerates		1,027,831

Insurance - 0.1%
FP Partner, Inc.	12,400	456,490

Interactive Media & Services - 0.5%
Infocom Corp.	19,000	333,962
Kakaku.com, Inc.	104,400	1,292,967

Total Interactive Media & Services		1,626,929

IT Services - 2.3%
Base Co. Ltd.	7,700	201,539
Business Brain Showa-Ota, Inc.	9,900	153,226
Business Engineering Corp.	7,600	222,102
Comture Corp.	9,600	125,907
DTS Corp.	32,882	822,167
Future Corp.	37,300	466,978
I-NET Corp.	19,500	255,611
ID Holdings Corp.	18,600	222,308
Japan Business Systems, Inc.	11,200	127,507
JBCC Holdings, Inc.	15,500	407,895
Mitsubishi Research Institute, Inc.	9,100	298,858

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2023

Investments	Shares	Value
NEC Networks & System Integration Corp.	59,037	$996,234
NET One Systems Co. Ltd.	50,900	867,770
NSD Co. Ltd.	55,400	1,065,324
SB Technology Corp.	11,300	190,364
Simplex Holdings, Inc.	10,400	202,349
TDC Soft, Inc.	19,300	291,458
TechMatrix Corp.	15,000	186,409
Uchida Yoko Co. Ltd.	8,100	395,290

Total IT Services		7,499,296

Leisure Products - 0.8%
Daikoku Denki Co. Ltd.(a)	7,800	185,346
Furyu Corp.	11,200	110,745
GLOBERIDE, Inc.	12,800	182,222
Mizuno Corp.(a)	9,123	254,315
Roland Corp.(a)	18,400	574,918
Tomy Co. Ltd.	37,600	595,418
Universal Entertainment Corp.(a)	26,600	433,962
Yonex Co. Ltd.(a)	15,700	149,004

Total Leisure Products		2,485,930

Life Sciences Tools & Services - 0.2%
CMIC Holdings Co. Ltd.	16,500	309,214
Shin Nippon Biomedical Laboratories Ltd.(a)	23,700	285,449

Total Life Sciences Tools & Services		594,663

Machinery - 6.2%
Aida Engineering Ltd.	24,900	145,712
Anest Iwata Corp.	27,900	219,472
Bando Chemical Industries Ltd.	35,500	390,555
CKD Corp.	27,141	488,992
DMG Mori Co. Ltd.(a)	72,300	1,384,921
Fujitec Co. Ltd.(a)	23,661	600,168
Fukushima Galilei Co. Ltd.	7,300	252,688
Furukawa Co. Ltd.	10,900	147,441
Glory Ltd.	17,400	332,251
Harmonic Drive Systems, Inc.(a)	9,200	271,471
Hitachi Zosen Corp.	52,900	351,591
Hokuetsu Industries Co. Ltd.(a)	18,100	324,306
Hosokawa Micron Corp.	7,600	212,668
Iwaki Co. Ltd.	10,700	157,639
Japan Steel Works Ltd.	23,804	413,674
Kitz Corp.	60,289	515,737
Kyokuto Kaihatsu Kogyo Co. Ltd.	16,180	225,519
Makino Milling Machine Co. Ltd.	8,100	337,261
Max Co. Ltd.	27,700	645,443
Meidensha Corp.	11,100	191,719
METAWATER Co. Ltd.	11,100	172,193
Mitsubishi Logisnext Co. Ltd.	16,700	163,707
Mitsuboshi Belting Ltd.	35,746	1,111,833
Morita Holdings Corp.	11,505	126,818
Nabtesco Corp.(a)	43,500	887,865
Nachi-Fujikoshi Corp.(a)	9,700	252,855
Nikkiso Co. Ltd.	24,800	181,189
Nippon Thompson Co. Ltd.	54,500	218,031
Nissei ASB Machine Co. Ltd.(a)	6,200	193,503
Nomura Micro Science Co. Ltd.(a)	3,600	381,246
Noritake Co. Ltd.	9,700	471,308
NTN Corp.	186,200	343,396
Obara Group, Inc.(a)	15,679	419,834
Oiles Corp.	18,000	252,929
OKUMA Corp.	18,170	782,967
Organo Corp.	10,800	447,383
OSG Corp.	69,700	999,669
Rheon Automatic Machinery Co. Ltd.	16,200	172,825
Ryobi Ltd.(a)	16,200	305,431
Shibaura Machine Co. Ltd.	11,661	286,190
Shibuya Corp.	7,100	123,034
Shinmaywa Industries Ltd.	41,085	342,715
Shinwa Co. Ltd.	10,800	181,021
Star Micronics Co. Ltd.(a)	24,834	302,806
Tadano Ltd.(a)	19,400	162,240
Takeuchi Manufacturing Co. Ltd.	19,900	604,848
Takuma Co. Ltd.	52,400	664,943
Techno Smart Corp.	15,800	197,696
Teikoku Electric Manufacturing Co. Ltd.	16,200	338,640
Tocalo Co. Ltd.	42,400	449,323
Torishima Pump Manufacturing Co. Ltd.	19,600	313,644
Tsubakimoto Chain Co.	18,745	537,832
Tsugami Corp.	26,200	225,798
Union Tool Co.(a)	6,200	146,886
YAMABIKO Corp.	19,500	206,923

Total Machinery		20,578,749

Marine Transportation - 0.5%
Iino Kaiun Kaisha Ltd.(a)	104,400	879,010
NS United Kaiun Kaisha Ltd.(a)	18,900	642,825

Total Marine Transportation		1,521,835

Media - 0.7%
Carta Holdings, Inc.(a)	19,800	187,495
Gakken Holdings Co. Ltd.	28,400	198,828
Intage Holdings, Inc.(a)	26,500	305,451
Macromill, Inc.	35,300	196,807
Proto Corp.	25,800	247,422
SKY Perfect JSAT Holdings, Inc.	158,200	783,257
ValueCommerce Co. Ltd.(a)	25,100	261,184
Zenrin Co. Ltd.	37,780	234,216

Total Media		2,414,660

Metals & Mining - 4.6%
Aichi Steel Corp.	8,800	198,184
ARE Holdings, Inc.(a)	70,000	968,719
Daido Steel Co. Ltd.	229,500	2,443,463
Daiki Aluminium Industry Co. Ltd.(a)	43,800	366,605
Dowa Holdings Co. Ltd.	25,000	913,605
Godo Steel Ltd.	28,300	925,401
Kurimoto Ltd.	10,100	219,939
Kyoei Steel Ltd.	53,214	754,538
Mitsubishi Materials Corp.	69,000	1,197,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2023

Investments	Shares	Value
Mitsubishi Steel Manufacturing Co. Ltd.	23,900	$250,901
Mitsui Mining & Smelting Co. Ltd.	53,400	1,641,999
Nakayama Steel Works Ltd.(a)	80,300	464,781
Nippon Denko Co. Ltd.	100	196
Nippon Light Metal Holdings Co. Ltd.	9,500	118,127
Nippon Yakin Kogyo Co. Ltd.(a)	24,700	738,477
OSAKA Titanium Technologies Co. Ltd.(a)	9,000	173,131
Sanyo Special Steel Co. Ltd.	28,700	536,624
Toho Titanium Co. Ltd.(a)	16,800	225,938
Toho Zinc Co. Ltd.	14,000	111,916
Tokyo Steel Manufacturing Co. Ltd.	96,600	1,184,717
Tokyo Tekko Co. Ltd.	9,800	286,743
Topy Industries Ltd.	26,200	474,826
UACJ Corp.	34,800	950,347

Total Metals & Mining		15,147,060

Oil, Gas & Consumable Fuels - 0.7%
Fuji Oil Co. Ltd.	58,600	151,716
Itochu Enex Co. Ltd.	104,981	1,144,530
Sala Corp.	45,400	235,405
San-Ai Obbli Co. Ltd.	72,816	829,497

Total Oil, Gas & Consumable Fuels		2,361,148

Paper & Forest Products - 0.3%
Daio Paper Corp.(a)	42,000	334,558
Hokuetsu Corp.(a)	52,132	523,982
Tokushu Tokai Paper Co. Ltd.	8,800	245,624

Total Paper & Forest Products		1,104,164

Personal Care Products - 0.6%
Fancl Corp.	34,800	585,266
Mandom Corp.	25,900	234,603
Noevir Holdings Co. Ltd.	32,300	1,177,628

Total Personal Care Products		1,997,497

Pharmaceuticals - 1.0%
Daito Pharmaceutical Co. Ltd.	10,200	137,828
Fuji Pharma Co. Ltd.	20,300	250,402
Kyorin Pharmaceutical Co. Ltd.	35,185	444,242
Mochida Pharmaceutical Co. Ltd.	15,022	348,432
Sawai Group Holdings Co. Ltd.	20,824	769,416
Towa Pharmaceutical Co. Ltd.	20,000	333,664
Tsumura & Co.	27,300	514,417
ZERIA Pharmaceutical Co. Ltd.	34,900	499,314

Total Pharmaceuticals		3,297,715

Professional Services - 3.3%
Altech Corp.	15,860	299,470
Bell System24 Holdings, Inc.	51,400	638,034
Benefit One, Inc.(a)	63,700	959,024
Careerlink Co. Ltd.	9,900	165,445
Dip Corp.	17,800	405,292
en Japan, Inc.	19,000	367,251
Forum Engineering, Inc.	43,400	256,435
FULLCAST Holdings Co. Ltd.	19,200	249,635
Funai Soken Holdings, Inc.(a)	16,410	298,448
IR Japan Holdings Ltd.(a)	14,900	160,436
JAC Recruitment Co. Ltd.	102,000	470,279
LIKE, Inc.	100	1,037
Link & Motivation, Inc.(a)	43,300	171,075
Matching Service Japan Co. Ltd.	20,100	161,678
MEITEC Group Holdings, Inc.	59,300	1,189,113
Nihon M&A Center Holdings, Inc.	134,100	739,747
Nomura Co. Ltd.	45,700	285,260
Open Up Group, Inc.	32,400	539,847
Outsourcing, Inc.*(a)	35,100	433,210
Pasona Group, Inc.	17,300	324,206
Quick Co. Ltd.	15,700	287,095
TechnoPro Holdings, Inc.	34,100	898,578
TKC Corp.	26,200	698,766
Transcosmos, Inc.	24,000	513,264
Weathernews, Inc.	3,300	126,635
World Holdings Co. Ltd.	11,300	218,658

Total Professional Services		10,857,918

Real Estate Management & Development - 2.6%
Aoyama Zaisan Networks Co. Ltd.	26,700	196,396
Arealink Co. Ltd.	9,800	186,991
Dear Life Co. Ltd.	64,100	416,027
Good Com Asset Co. Ltd.	25,400	130,801
Grandy House Corp.	51,200	222,988
Heiwa Real Estate Co. Ltd.	28,168	753,251
Ichigo, Inc.	219,700	526,731
Japan Property Management Center Co. Ltd.	35,200	279,393
JINUSHI Co. Ltd.(a)	11,000	170,251
Katitas Co. Ltd.	35,100	544,999
Keihanshin Building Co. Ltd.	19,100	192,653
LA Holdings Co. Ltd.	8,100	260,558
Loadstar Capital KK	16,100	234,911
Mirarth Holdings, Inc.	111,900	368,290
Raysum Co. Ltd.	14,700	334,186
Relo Group, Inc.	60,200	725,705
SAMTY Co. Ltd.	44,900	775,511
Starts Corp., Inc.	50,300	1,045,746
Sun Frontier Fudousan Co. Ltd.	43,100	499,236
Tosei Corp.	43,400	614,767

Total Real Estate Management & Development		8,479,391

Semiconductors & Semiconductor Equipment - 2.1%
Ferrotec Holdings Corp.(a)	32,700	616,517
Furuya Metal Co. Ltd.	2,100	142,254
Japan Material Co. Ltd.(a)	16,700	297,326
Micronics Japan Co. Ltd.	18,000	468,577
Mimasu Semiconductor Industry Co. Ltd.	15,527	352,436
Mitsui High-Tec, Inc.	7,900	412,427
Optorun Co. Ltd.	23,600	273,029
Rorze Corp.(a)	2,700	288,424
Shibaura Mechatronics Corp.	9,200	387,629
Shindengen Electric Manufacturing Co. Ltd.	9,000	193,432
Tokyo Seimitsu Co. Ltd.	32,400	1,992,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2023

Investments	Shares	Value
Towa Corp.(a)	5,700	$288,275
Ulvac, Inc.	17,300	826,836
Yamaichi Electronics Co. Ltd.	19,500	267,783

Total Semiconductors & Semiconductor Equipment		6,807,713

Software - 0.9%
Computer Engineering & Consulting Ltd.	17,600	195,625
Digital Arts, Inc.	6,600	240,162
Fuji Soft, Inc.(a)	17,400	729,423
Fukui Computer Holdings, Inc.	9,000	160,874
I’ll, Inc.	5,460	123,739
Justsystems Corp.	8,700	202,103
Miroku Jyoho Service Co. Ltd.	24,200	301,427
Systena Corp.	259,800	563,901
UNITED, Inc.	42,600	271,953
WingArc1st, Inc.	9,800	213,754

Total Software		3,002,961

Specialty Retail - 4.4%
Adastria Co. Ltd.	25,900	638,406
Alleanza Holdings Co. Ltd.	28,400	210,109
Alpen Co. Ltd.(a)	17,800	245,195
AOKI Holdings, Inc.	60,300	488,029
Aoyama Trading Co. Ltd.	24,400	256,669
ARCLANDS Corp.	28,236	336,477
Asahi Co. Ltd.(a)	41,800	375,660
Autobacs Seven Co. Ltd.	77,900	861,995
Bic Camera, Inc.	44,400	423,277
DCM Holdings Co. Ltd.	89,045	816,677
EDION Corp.	54,139	603,678
Hard Off Corp. Co. Ltd.	18,700	222,575
Honeys Holdings Co. Ltd.(a)	25,300	313,334
IDOM, Inc.	80,200	551,809
Joshin Denki Co. Ltd.	16,200	279,001
Joyful Honda Co. Ltd.(a)	27,800	364,015
K’s Holdings Corp.	106,800	1,000,729
Kohnan Shoji Co. Ltd.	15,400	428,749
Kojima Co. Ltd.	27,100	150,321
Komehyo Holdings Co. Ltd.	6,200	170,634
Komeri Co. Ltd.(a)	14,837	325,197
KU Holdings Co. Ltd.	24,900	195,696
Nafco Co. Ltd.	9,500	125,472
New Art Holdings Co. Ltd.	25,800	355,395
Nextage Co. Ltd.(a)	20,700	379,994
Nishimatsuya Chain Co. Ltd.	17,100	251,199
Nissan Tokyo Sales Holdings Co. Ltd.	76,500	250,153
Nojima Corp.	37,800	470,020
PAL GROUP Holdings Co. Ltd.(a)	42,200	737,557
Scroll Corp.	61,700	420,145
T-Gaia Corp.	41,400	566,761
United Arrows Ltd.	15,500	207,576
VT Holdings Co. Ltd.	78,900	289,341
World Co. Ltd.	35,600	424,230
Xebio Holdings Co. Ltd.	24,700	167,493
Yellow Hat Ltd.	44,500	557,118

Total Specialty Retail		14,460,686

Technology Hardware, Storage & Peripherals - 0.6%
Elecom Co. Ltd.	36,500	454,632
MCJ Co. Ltd.	50,600	393,731
Riso Kagaku Corp.	25,200	474,578
Roland DG Corp.	14,800	382,650
Toshiba TEC Corp.	11,000	227,912

Total Technology Hardware, Storage & Peripherals		1,933,503

Textiles, Apparel & Luxury Goods - 1.1%
Baroque Japan Ltd.(a)	54,900	320,101
Descente Ltd.	11,900	314,002
Fujibo Holdings, Inc.	7,100	189,108
Gunze Ltd.	6,283	222,833
Japan Wool Textile Co. Ltd.(a)	28,925	275,340
Kurabo Industries Ltd.	9,476	194,386
Morito Co. Ltd.	33,300	303,522
Onward Holdings Co. Ltd.(a)	113,233	386,332
Seiko Group Corp.(a)	25,300	483,460
Wacoal Holdings Corp.(a)	27,800	660,590
Yondoshi Holdings, Inc.	28,000	402,582

Total Textiles, Apparel & Luxury Goods		3,752,256

Trading Companies & Distributors - 3.5%
Advan Group Co. Ltd.	36,700	279,064
Alconix Corp.	100	943
Chori Co. Ltd.	18,000	360,689
Daiichi Jitsugyo Co. Ltd.	19,000	264,825
Hanwa Co. Ltd.	27,722	982,206
Inaba Denki Sangyo Co. Ltd.	43,588	1,051,207
Inabata & Co. Ltd.	37,341	831,684
Japan Pulp & Paper Co. Ltd.	6,500	229,607
JK Holdings Co. Ltd.	21,500	158,147
Kamei Corp.	17,900	217,116
Kanaden Corp.	15,300	168,758
Kanamoto Co. Ltd.	10,528	218,506
Kanematsu Corp.	67,900	994,563
KPP Group Holdings Co. Ltd.(a)	28,200	136,619
Kyokuto Boeki Kaisha Ltd.	15,600	216,771
MARUKA FURUSATO Corp.	7,800	145,676
Mitsui Matsushima Holdings Co. Ltd.(a)	24,800	463,527
Nagase & Co. Ltd.	51,504	825,642
Nichiden Corp.	15,800	321,761
Nishio Holdings Co. Ltd.	15,300	444,957
Onoken Co. Ltd.	15,100	185,403
Sanyo Trading Co. Ltd.	19,700	167,124
Sato Shoji Corp.	19,500	201,529
Seika Corp.	10,500	219,861
Senshu Electric Co. Ltd.(a)	10,000	229,820
Shinsho Corp.	9,500	382,749
Trusco Nakayama Corp.	25,200	437,219
Wakita & Co. Ltd.	17,000	192,935
Yamazen Corp.	58,806	497,628
Yuasa Trading Co. Ltd.	17,000	571,570

Total Trading Companies & Distributors		11,398,106

Transportation Infrastructure - 0.3%
Mitsubishi Logistics Corp.	25,100	756,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2023

Investments	Shares	Value
Nissin Corp.	15,000	$255,355

Total Transportation Infrastructure		1,011,845

Wireless Telecommunication Services - 0.3%
Okinawa Cellular Telephone Co.	35,400	849,972

TOTAL COMMON STOCKS (Cost: $311,664,652)		328,595,323

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.2%

United States - 5.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b) (Cost: $17,241,403)	17,241,403	17,241,403

TOTAL INVESTMENTS IN SECURITIES - 104.8% (Cost: $328,906,055)		345,836,726
Other Assets less Liabilities - (4.8)%		(15,856,668)

NET ASSETS - 100.0%		$329,980,058

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $35,929,327. The Fund also had securities on loan having a total market value of $233,263 that were sold and pending settlement. The total market value of the collateral held by the Fund was $38,335,849. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $21,094,446.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree Japan Hedged Equity Fund^	$237,973	$2,156,989	$2,455,703	$72,184	$(11,443)	$—	$28,315

^	As of December 31, 2023, the Fund did not hold a position in this affiliate.

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Standard Chartered Bank	1/4/2024	212,282	USD	30,000,000	JPY	$—	$(514)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$328,595,323	$—	$—	$328,595,323
Investment of Cash Collateral for Securities Loaned	—	17,241,403	—	17,241,403

Total Investments in Securities	$328,595,323	$17,241,403	$—	$345,836,726

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(514)	$—	$(514)

Total - Net	$328,595,323	$17,240,889	$—	$345,836,212

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree New Economy Real Estate Fund (WTRE)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 7.7%
Dexus(a)	49,041	$256,997
Goodman Group	70,103	1,210,219
NEXTDC Ltd.*(a)	23,862	223,555

Total Australia		1,690,771

Belgium - 1.4%
Warehouses De Pauw CVA(a)	9,971	313,912

Canada - 2.2%
Allied Properties Real Estate Investment Trust	5,779	88,442
Dream Industrial Real Estate Investment Trust	18,092	191,540
Granite Real Estate Investment Trust	3,718	215,084

Total Canada		495,066

China - 0.8%
ESR Group Ltd.(b)	122,400	169,291

Italy - 1.1%
Infrastrutture Wireless Italiane SpA(a)(b)	19,920	251,953

Japan - 4.4%
Activia Properties, Inc.	33	90,939
GLP J-REIT	277	276,057
Japan Logistics Fund, Inc.	43	87,232
LaSalle Logiport REIT	119	128,302
Mitsui Fudosan Logistics Park, Inc.	33	107,090
Nippon Prologis REIT, Inc.(a)	140	269,513

Total Japan		959,133

Singapore - 5.7%
CapitaLand Ascendas REIT	183,836	422,275
Frasers Logistics & Commercial Trust(c)	151,000	131,643
Keppel DC REIT	79,400	117,376
Keppel REIT	100,900	71,137
Mapletree Industrial Trust	134,709	256,326
Mapletree Logistics Trust	196,358	259,012

Total Singapore		1,257,769

Spain - 5.0%
Cellnex Telecom SA*(a)(b)	28,218	1,111,558

Sweden - 2.2%
Fabege AB(a)	11,832	127,033
Sagax AB, Class B	13,011	358,137

Total Sweden		485,170

United Kingdom - 6.3%
Derwent London PLC	5,010	150,727
LondonMetric Property PLC	48,031	117,255
Segro PLC	78,282	884,573
Tritax Big Box REIT PLC	110,833	238,639

Total United Kingdom		1,391,194

United States - 62.5%
Airbnb, Inc., Class A*	5,943	809,080
Alexandria Real Estate Equities, Inc.	7,190	911,476
American Tower Corp.	4,781	1,032,122
Americold Realty Trust, Inc.	17,348	525,124
COPT Defense Properties	7,235	185,433
Cousins Properties, Inc.	9,648	234,929
Crown Castle, Inc.	8,712	1,003,535
Digital Realty Trust, Inc.	6,661	896,437
DigitalBridge Group, Inc.(a)	10,298	180,627
Douglas Emmett, Inc.	9,334	135,343
EastGroup Properties, Inc.	2,075	380,846
Equinix, Inc.	1,123	904,453
Healthpeak Properties, Inc.	35,090	694,782
Iron Mountain, Inc.	16,743	1,171,675
JBG SMITH Properties	4,771	81,155
Kilroy Realty Corp.	6,730	268,123
LXP Industrial Trust	13,239	131,331
Prologis, Inc.	7,070	942,431
Rexford Industrial Realty, Inc.	13,214	741,305
SBA Communications Corp.	3,703	939,414
Terreno Realty Corp.	5,286	331,274
Ventas, Inc.	25,735	1,282,633

Total United States		13,783,528

TOTAL COMMON STOCKS (Cost: $24,670,525)		21,909,345

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.3%

United States - 7.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d) (Cost: $1,608,943)	1,608,943	1,608,943

TOTAL INVESTMENTS IN SECURITIES - 106.6% (Cost: $26,279,468)		23,518,288
Other Assets less Liabilities - (6.6)%		(1,451,605)

NET ASSETS - 100.0%		$22,066,683

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,878,135 and the total market value of the collateral held by the Fund was $1,969,773. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $360,830.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree New Economy Real Estate Fund (WTRE)

December 31, 2023

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$21,909,345	$—	$—	$21,909,345
Investment of Cash Collateral for Securities Loaned	—	1,608,943	—	1,608,943

Total Investments in Securities	$21,909,345	$1,608,943	$—	$23,518,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.1%

United States - 96.5%

Aerospace & Defense - 5.2%
Curtiss-Wright Corp.	4,420	$984,732
HEICO Corp.	17,969	3,214,115
HEICO Corp., Class A	7,050	1,004,202
Howmet Aerospace, Inc.	82,726	4,477,131
L3Harris Technologies, Inc.	4,998	1,052,679
RTX Corp.(a)	22,384	1,883,390
Textron, Inc.	87,984	7,075,673

Total Aerospace & Defense		19,691,922

Banks - 6.7%
Bank of America Corp.	260,553	8,772,820
Citigroup, Inc.	203,666	10,476,579
Wells Fargo & Co.	119,091	5,861,659

Total Banks		25,111,058

Beverages - 3.1%
Brown-Forman Corp., Class B(a)	15,140	864,494
Coca-Cola Co.	15,217	896,738
Keurig Dr. Pepper, Inc.	295,383	9,842,161

Total Beverages		11,603,393

Biotechnology - 1.4%
Exelixis, Inc.*	132,039	3,167,616
Incyte Corp.*	30,484	1,914,090

Total Biotechnology		5,081,706

Capital Markets - 8.1%
FactSet Research Systems, Inc.	6,615	3,155,686
Intercontinental Exchange, Inc.	104,227	13,385,873
MSCI, Inc.	2,758	1,560,063
Nasdaq, Inc.	181,626	10,559,736
Virtu Financial, Inc., Class A	87,242	1,767,523

Total Capital Markets		30,428,881

Chemicals - 6.5%
Ashland, Inc.	11,348	956,750
Dow, Inc.	178,168	9,770,733
Eastman Chemical Co.	10,817	971,583
Element Solutions, Inc.	254,729	5,894,429
Huntsman Corp.	228,305	5,737,305
PPG Industries, Inc.	6,597	986,581

Total Chemicals		24,317,381

Commercial Services & Supplies - 0.4%
Rollins, Inc.	35,865	1,566,224

Communications Equipment - 0.3%
Juniper Networks, Inc.	32,393	954,946

Construction & Engineering - 1.2%
MDU Resources Group, Inc.	222,105	4,397,679

Consumer Finance - 0.4%
Ally Financial, Inc.	44,268	1,545,839

Containers & Packaging - 2.8%
Amcor PLC	944,136	9,101,471
International Paper Co.	39,049	1,411,621

Total Containers & Packaging		10,513,092

Distributors - 1.2%
LKQ Corp.	94,823	4,531,591

Electric Utilities - 3.8%
Avangrid, Inc.	115,240	3,734,928
OGE Energy Corp.	25,373	886,279
PPL Corp.	361,486	9,796,271

Total Electric Utilities		14,417,478

Electrical Equipment - 0.3%
AMETEK, Inc.	5,730	944,820

Electronic Equipment, Instruments & Components - 2.0%
Corning, Inc.	168,928	5,143,858
Teledyne Technologies, Inc.*	5,045	2,251,533

Total Electronic Equipment, Instruments & Components		7,395,391

Entertainment - 0.8%
Playtika Holding Corp.*	214,119	1,867,118
ROBLOX Corp., Class A*	26,289	1,201,933

Total Entertainment		3,069,051

Financial Services - 0.3%
Equitable Holdings, Inc.	28,978	964,967

Food Products - 1.9%
Conagra Brands, Inc.	32,029	917,951
Flowers Foods, Inc.	86,439	1,945,742
Hormel Foods Corp.	29,072	933,502
Kraft Heinz Co.	92,312	3,413,698

Total Food Products		7,210,893

Gas Utilities - 0.3%
National Fuel Gas Co.	24,818	1,245,119

Ground Transportation - 0.3%
CSX Corp.	28,410	984,975

Health Care Equipment & Supplies - 7.8%
Abbott Laboratories	105,804	11,645,846
Boston Scientific Corp.*	15,913	919,931
Edwards Lifesciences Corp.*	14,772	1,126,365
Globus Medical, Inc., Class A*	19,798	1,055,035
Hologic, Inc.*	31,594	2,257,391
Medtronic PLC	137,715	11,344,962
Zimmer Biomet Holdings, Inc.	9,156	1,114,285

Total Health Care Equipment & Supplies		29,463,815

Health Care Providers & Services - 1.0%
Elevance Health, Inc.	6,152	2,901,037
Premier, Inc., Class A	43,190	965,728

Total Health Care Providers & Services		3,866,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

December 31, 2023

Investments	Shares	Value
Hotels, Restaurants & Leisure - 0.5%
Wendy’s Co.	102,585	$1,998,356

Household Products - 0.2%
Reynolds Consumer Products, Inc.	34,314	920,988

Industrial Conglomerates - 2.7%
3M Co.	84,998	9,291,981
Honeywell International, Inc.	4,803	1,007,237

Total Industrial Conglomerates		10,299,218

Industrial REITs - 1.2%
First Industrial Realty Trust, Inc.	85,434	4,499,809

Insurance - 1.5%
Axis Capital Holdings Ltd.	19,871	1,100,257
Brown & Brown, Inc.	11,899	846,138
Old Republic International Corp.	100,631	2,958,552
Reinsurance Group of America, Inc.	5,453	882,186

Total Insurance		5,787,133

IT Services - 0.2%
DXC Technology Co.*(a)	38,447	879,283

Life Sciences Tools & Services - 3.1%
Agilent Technologies, Inc.	45,063	6,265,109
Bio-Techne Corp.	67,703	5,223,963

Total Life Sciences Tools & Services		11,489,072

Machinery - 6.8%
Donaldson Co., Inc.	14,617	955,221
Fortive Corp.	154,173	11,351,758
Gates Industrial Corp. PLC*	106,320	1,426,814
Otis Worldwide Corp.	131,535	11,768,437

Total Machinery		25,502,230

Media - 1.8%
Comcast Corp., Class A	151,933	6,662,262

Metals & Mining - 0.5%
Newmont Corp.	44,253	1,831,632

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp.	134,188	1,316,384

Multi-Utilities - 4.0%
Ameren Corp.	11,462	829,161
CenterPoint Energy, Inc.	125,033	3,572,193
CMS Energy Corp.	15,667	909,783
Dominion Energy, Inc.	19,614	921,858
NiSource, Inc.	338,070	8,975,758

Total Multi-Utilities		15,208,753

Oil, Gas & Consumable Fuels - 7.4%
Exxon Mobil Corp.	110,792	11,076,984
Kinder Morgan, Inc.	373,379	6,586,406
Occidental Petroleum Corp.	36,082	2,154,456
Williams Cos., Inc.	232,049	8,082,267

Total Oil, Gas & Consumable Fuels		27,900,113

Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co.	18,245	936,151
Pfizer, Inc.	146,795	4,226,228

Total Pharmaceuticals		5,162,379

Professional Services - 1.1%
Dun & Bradstreet Holdings, Inc.	83,975	982,508
Genpact Ltd.	66,861	2,320,745
Paychex, Inc.	7,484	891,419

Total Professional Services		4,194,672

Residential REITs - 0.8%
Equity Residential	48,222	2,949,257

Software - 1.8%
Dolby Laboratories, Inc., Class A	50,064	4,314,516
HashiCorp, Inc., Class A*	42,797	1,011,721
Roper Technologies, Inc.	2,791	1,521,569

Total Software		6,847,806

Technology Hardware, Storage & Peripherals - 1.5%
Hewlett Packard Enterprise Co.	186,082	3,159,672
HP, Inc.	83,643	2,516,818

Total Technology Hardware, Storage & Peripherals		5,676,490

Tobacco - 3.5%
Altria Group, Inc.	194,611	7,850,608
Philip Morris International, Inc.	57,151	5,376,766

Total Tobacco		13,227,374

Water Utilities - 0.4%
Essential Utilities, Inc.	45,258	1,690,386

Total United States		363,350,583

Netherlands - 2.0%

Life Sciences Tools & Services - 2.0%
Qiagen NV*	175,229	7,610,196

United Kingdom - 0.6%

Machinery - 0.6%
CNH Industrial NV	178,697	2,176,529

TOTAL COMMON STOCKS (Cost: $368,248,571)		373,137,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

December 31, 2023

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.5%

United States - 0.5%
iShares Russell 1000 Value ETF(a) (Cost: $1,783,201)	11,100	$1,834,275

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $370,031,772)		374,971,583
Other Assets less Liabilities - 0.4%		1,545,823

NET ASSETS - 100.0%		$376,517,406

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,750,867 and the total market value of the collateral held by the Fund was $4,882,438, which was entirely composed of non-cash U.S. Government securities.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$373,137,308	$—	$—	$373,137,308
Exchange-Traded Fund	1,834,275	—	—	1,834,275

Total Investments in Securities	$374,971,583	$—	$—	$374,971,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Air Freight & Logistics - 0.3%
FedEx Corp.	764	$193,269

Automobile Components - 0.6%
BorgWarner, Inc.	3,480	124,758
Gentex Corp.	3,590	117,249
Lear Corp.	974	137,539

Total Automobile Components		379,546

Automobiles - 0.3%
Ford Motor Co.	18,873	230,062

Banks - 1.9%
Citigroup, Inc.	5,055	260,029
Comerica, Inc.	2,440	136,177
First Citizens BancShares, Inc., Class A	31	43,988
Huntington Bancshares, Inc.	12,010	152,767
JPMorgan Chase & Co.	3,768	640,937
New York Community Bancorp, Inc.	1,761	18,015

Total Banks		1,251,913

Beverages - 1.0%
Coca-Cola Consolidated, Inc.	41	38,064
Keurig Dr. Pepper, Inc.	5,105	170,099
Molson Coors Beverage Co., Class B	2,038	124,746
PepsiCo, Inc.	2,073	352,078

Total Beverages		684,987

Biotechnology - 2.5%
AbbVie, Inc.	2,447	379,212
Amgen, Inc.	897	258,354
Biogen, Inc.*	704	182,174
BioMarin Pharmaceutical, Inc.*	1,035	99,795
Exelixis, Inc.*	2,142	51,387
Gilead Sciences, Inc.	2,647	214,433
Incyte Corp.*	912	57,264
Neurocrine Biosciences, Inc.*	110	14,494
Regeneron Pharmaceuticals, Inc.*	228	200,250
United Therapeutics Corp.*	175	38,481
Vertex Pharmaceuticals, Inc.*	442	179,845

Total Biotechnology		1,675,689

Broadline Retail - 2.8%
Amazon.com, Inc.*	12,276	1,865,216
Dillard’s, Inc., Class A	88	35,521

Total Broadline Retail		1,900,737

Building Products - 1.5%
A O Smith Corp.	1,541	127,040
Advanced Drainage Systems, Inc.	1,023	143,875
Builders FirstSource, Inc.*	154	25,709
Lennox International, Inc.	351	157,079
Masco Corp.	2,305	154,389
Owens Corning	1,463	216,860
Simpson Manufacturing Co., Inc.	444	87,903
UFP Industries, Inc.	914	114,753

Total Building Products		1,027,608

Capital Markets - 2.9%
Ameriprise Financial, Inc.	403	153,071
Bank of New York Mellon Corp.	3,660	190,503
Cboe Global Markets, Inc.	469	83,745
CME Group, Inc.	770	162,162
FactSet Research Systems, Inc.	271	129,280
Goldman Sachs Group, Inc.	706	272,353
Interactive Brokers Group, Inc., Class A	428	35,481
Intercontinental Exchange, Inc.	1,518	194,957
LPL Financial Holdings, Inc.	577	131,337
Nasdaq, Inc.	2,935	170,641
Northern Trust Corp.	1,894	159,816
SEI Investments Co.	1,240	78,802
State Street Corp.	2,032	157,399
Tradeweb Markets, Inc., Class A	591	53,710

Total Capital Markets		1,973,257

Chemicals - 0.8%
CF Industries Holdings, Inc.	2,177	173,072
Mosaic Co.	3,918	139,990
PPG Industries, Inc.	1,308	195,611

Total Chemicals		508,673

Commercial Services & Supplies - 1.1%
Clean Harbors, Inc.*	708	123,553
MSA Safety, Inc.	970	163,765
Republic Services, Inc.	1,207	199,046
Waste Management, Inc.	1,417	253,785

Total Commercial Services & Supplies		740,149

Communications Equipment - 1.4%
Cisco Systems, Inc.	9,771	493,631
F5, Inc.*	350	62,643
Juniper Networks, Inc.	6,044	178,177
Motorola Solutions, Inc.	694	217,285

Total Communications Equipment		951,736

Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	397	81,651
EMCOR Group, Inc.	734	158,126

Total Construction & Engineering		239,777

Consumer Finance - 1.1%
American Express Co.	1,549	290,190
Capital One Financial Corp.	1,307	171,374
Discover Financial Services	1,079	121,279
Synchrony Financial	3,664	139,928

Total Consumer Finance		722,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2023

Investments	Shares	Value
Consumer Staples Distribution & Retail - 0.7%
Sysco Corp.	1,894	$138,508
Target Corp.	1,512	215,339
U.S. Foods Holding Corp.*	2,288	103,898

Total Consumer Staples Distribution & Retail		457,745

Containers & Packaging - 1.2%
AptarGroup, Inc.	1,460	180,485
Berry Global Group, Inc.	2,542	171,305
Crown Holdings, Inc.	1,794	165,210
International Paper Co.	5,518	199,476
Packaging Corp. of America	775	126,255

Total Containers & Packaging		842,731

Diversified Consumer Services - 0.3%
ADT, Inc.	16,819	114,705
H&R Block, Inc.	1,524	73,716

Total Diversified Consumer Services		188,421

Diversified REITs - 0.2%
WP Carey, Inc.	1,704	110,436

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	19,138	321,136
Verizon Communications, Inc.	10,172	383,484

Total Diversified Telecommunication Services		704,620

Electric Utilities - 1.3%
Avangrid, Inc.	4,970	161,078
Edison International	2,643	188,948
Eversource Energy	3,163	195,220
Exelon Corp.	4,917	176,520
PG&E Corp.	10,618	191,443

Total Electric Utilities		913,209

Electrical Equipment - 0.6%
Acuity Brands, Inc.	555	113,681
Hubbell, Inc.	452	148,676
Vertiv Holdings Co., Class A	2,284	109,701

Total Electrical Equipment		372,058

Electronic Equipment, Instruments & Components - 1.1%
Arrow Electronics, Inc.*	870	106,358
CDW Corp.	482	109,568
Jabil, Inc.	1,595	203,203
Keysight Technologies, Inc.*	1,458	231,953
TD SYNNEX Corp.	796	85,658

Total Electronic Equipment, Instruments & Components		736,740

Entertainment - 0.3%
Electronic Arts, Inc.	861	117,793
Warner Music Group Corp., Class A	3,012	107,800

Total Entertainment		225,593

Financial Services - 3.9%
Apollo Global Management, Inc.	1,516	141,276
Berkshire Hathaway, Inc., Class B*	2,233	796,422
Fiserv, Inc.*	1,382	183,585
Mastercard, Inc., Class A	1,355	577,921
Visa, Inc., Class A	2,687	699,561
Voya Financial, Inc.	2,064	150,589
WEX, Inc.*	489	95,135

Total Financial Services		2,644,489

Food Products - 2.7%
Archer-Daniels-Midland Co.	1,967	142,057
Campbell Soup Co.	3,619	156,449
Conagra Brands, Inc.	4,765	136,565
General Mills, Inc.	2,636	171,709
Hershey Co.	961	179,169
J M Smucker Co.	958	121,072
Kellanova	2,619	146,428
Kraft Heinz Co.	4,153	153,578
Lamb Weston Holdings, Inc.	701	75,771
McCormick & Co., Inc., Non-Voting Shares	2,115	144,708
Mondelez International, Inc., Class A	2,962	214,538
Pilgrim’s Pride Corp.*	2,684	74,239
Tyson Foods, Inc., Class A	2,217	119,164

Total Food Products		1,835,447

Gas Utilities - 0.1%
Atmos Energy Corp.	472	54,705

Ground Transportation - 0.2%
Avis Budget Group, Inc.	764	135,427

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	2,751	302,802
Baxter International, Inc.	3,379	130,632
Becton Dickinson & Co.	772	188,237
Boston Scientific Corp.*	3,623	209,446
Edwards Lifesciences Corp.*	2,367	180,484
ResMed, Inc.	611	105,104
Stryker Corp.	538	161,109
Zimmer Biomet Holdings, Inc.	1,134	138,008

Total Health Care Equipment & Supplies		1,415,822

Health Care Providers & Services - 4.0%
Cardinal Health, Inc.	1,160	116,928
Cencora, Inc.	725	148,900
Centene Corp.*	1,342	99,590
Chemed Corp.	97	56,721
Cigna Group	749	224,288
CVS Health Corp.	2,971	234,590
DaVita, Inc.*	928	97,217
Elevance Health, Inc.	459	216,446
Encompass Health Corp.	531	35,428
Ensign Group, Inc.	501	56,217
HCA Healthcare, Inc.	366	99,069
Henry Schein, Inc.*	1,316	99,634
Humana, Inc.	365	167,101
Laboratory Corp. of America Holdings	389	88,416
McKesson Corp.	351	162,506
Molina Healthcare, Inc.*	99	35,770
Quest Diagnostics, Inc.	968	133,468
Tenet Healthcare Corp.*	986	74,512
UnitedHealth Group, Inc.	1,040	547,529

Total Health Care Providers & Services		2,694,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2023

Investments	Shares	Value
Hotel & Resort REITs - 0.6%
Host Hotels & Resorts, Inc.	12,217	$237,865
Ryman Hospitality Properties, Inc.	1,218	134,053

Total Hotel & Resort REITs		371,918

Hotels, Restaurants & Leisure - 2.3%
Aramark	3,134	88,065
Booking Holdings, Inc.*	58	205,739
Chipotle Mexican Grill, Inc.*	77	176,096
Darden Restaurants, Inc.	727	119,446
Domino’s Pizza, Inc.	127	52,353
Expedia Group, Inc.*	605	91,833
McDonald’s Corp.	1,192	353,440
Starbucks Corp.	2,570	246,746
Texas Roadhouse, Inc.	416	50,848
Yum! Brands, Inc.	1,296	169,335

Total Hotels, Restaurants & Leisure		1,553,901

Household Durables - 0.2%
PulteGroup, Inc.	827	85,363
Toll Brothers, Inc.	710	72,981

Total Household Durables		158,344

Household Products - 1.6%
Church & Dwight Co., Inc.	1,242	117,443
Clorox Co.	1,061	151,288
Colgate-Palmolive Co.	2,370	188,913
Kimberly-Clark Corp.	1,278	155,290
Procter & Gamble Co.	3,229	473,178
Reynolds Consumer Products, Inc.	947	25,417

Total Household Products		1,111,529

Insurance - 3.5%
Aflac, Inc.	1,956	161,370
Allstate Corp.	1,112	155,658
American Financial Group, Inc.	479	56,948
American International Group, Inc.	1,884	127,641
Assurant, Inc.	523	88,120
Cincinnati Financial Corp.	399	41,281
CNA Financial Corp.	1,054	44,595
Fidelity National Financial, Inc.	816	41,632
Globe Life, Inc.	564	68,650
Hartford Financial Services Group, Inc.	1,909	153,445
Markel Group, Inc.*	20	28,398
Marsh & McLennan Cos., Inc.	857	162,376
MetLife, Inc.	2,829	187,082
Old Republic International Corp.	152	4,469
Primerica, Inc.	450	92,592
Progressive Corp.	1,251	199,259
Prudential Financial, Inc.	1,732	179,626
Reinsurance Group of America, Inc.	524	84,773
Selective Insurance Group, Inc.	969	96,396
Travelers Cos., Inc.	1,001	190,680
Unum Group	2,797	126,480
WR Berkley Corp.	1,105	78,146

Total Insurance		2,369,617

Interactive Media & Services - 5.8%
Alphabet, Inc., Class A*	18,506	2,585,103
Meta Platforms, Inc., Class A*	3,855	1,364,516

Total Interactive Media & Services		3,949,619

IT Services - 1.7%
Akamai Technologies, Inc.*	1,382	163,560
Cognizant Technology Solutions Corp., Class A	2,591	195,698
Gartner, Inc.*	356	160,595
GoDaddy, Inc., Class A*	1,252	132,912
International Business Machines Corp.	2,450	400,698
VeriSign, Inc.*	489	100,714

Total IT Services		1,154,177

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	1,074	149,318
Avantor, Inc.*	4,230	96,571
Charles River Laboratories International, Inc.*	320	75,648
Medpace Holdings, Inc.*	83	25,442
Thermo Fisher Scientific, Inc.	551	292,465
Waters Corp.*	328	107,988
West Pharmaceutical Services, Inc.	322	113,383

Total Life Sciences Tools & Services		860,815

Machinery - 2.1%
AGCO Corp.	1,263	153,341
Caterpillar, Inc.	1,257	371,657
Deere & Co.	782	312,698
Lincoln Electric Holdings, Inc.	840	182,666
PACCAR, Inc.	1,617	157,900
Snap-on, Inc.	344	99,361
Watts Water Technologies, Inc., Class A	778	162,089

Total Machinery		1,439,712

Media - 1.5%
Charter Communications, Inc., Class A*	276	107,276
Comcast Corp., Class A	8,692	381,144
Fox Corp., Class A	1,704	50,558
Interpublic Group of Cos., Inc.	5,552	181,217
New York Times Co., Class A	750	36,742
Omnicom Group, Inc.	1,843	159,438
Sirius XM Holdings, Inc.(a)	20,691	113,180

Total Media		1,029,555

Metals & Mining - 0.6%
Nucor Corp.	885	154,025
Reliance Steel & Aluminum Co.	413	115,508
Steel Dynamics, Inc.	870	102,747

Total Metals & Mining		372,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2023

Investments	Shares	Value
Multi-Utilities - 0.9%
Consolidated Edison, Inc.	1,892	$172,115
Public Service Enterprise Group, Inc.	3,242	198,248
Sempra	2,990	223,443

Total Multi-Utilities		593,806

Passenger Airlines - 0.2%
United Airlines Holdings, Inc.*	3,382	139,541

Personal Care Products - 0.2%
BellRing Brands, Inc.*	461	25,553
Coty, Inc., Class A*	7,999	99,348

Total Personal Care Products		124,901

Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	4,090	209,858
Eli Lilly & Co.	1,044	608,569
Johnson & Johnson	2,962	464,264
Merck & Co., Inc.	3,382	368,706
Pfizer, Inc.	9,141	263,169
Viatris, Inc.	8,062	87,311
Zoetis, Inc.	829	163,620

Total Pharmaceuticals		2,165,497

Professional Services - 1.5%
Booz Allen Hamilton Holding Corp.	1,375	175,876
Broadridge Financial Solutions, Inc.	910	187,233
FTI Consulting, Inc.*	571	113,715
Parsons Corp.*	1,857	116,452
Robert Half, Inc.	1,652	145,244
TriNet Group, Inc.*	713	84,797
Verisk Analytics, Inc.	834	199,209

Total Professional Services		1,022,526

Residential REITs - 0.4%
AvalonBay Communities, Inc.	1,455	272,405

Retail REITs - 1.0%
Brixmor Property Group, Inc.	7,539	175,432
Kimco Realty Corp.	8,044	171,418
NNN REIT, Inc.	2,727	117,534
Simon Property Group, Inc.	1,661	236,925

Total Retail REITs		701,309

Semiconductors & Semiconductor Equipment - 5.3%
Applied Materials, Inc.	2,501	405,337
Intel Corp.	10,459	525,565
Lam Research Corp.	447	350,117
NVIDIA Corp.	3,828	1,895,702
QUALCOMM, Inc.	2,783	402,506

Total Semiconductors & Semiconductor Equipment		3,579,227

Software - 13.0%
Adobe, Inc.*	962	573,929
AppLovin Corp., Class A*	3,317	132,182
Autodesk, Inc.*	1,205	293,393
Cadence Design Systems, Inc.*	688	187,390
CCC Intelligent Solutions Holdings, Inc.*	14,704	167,479
Dolby Laboratories, Inc., Class A	1,648	142,025
Dropbox, Inc., Class A*	3,629	106,983
Fair Isaac Corp.*	63	73,333
Fortinet, Inc.*	2,402	140,589
Gen Digital, Inc.	8,326	189,999
Intuit, Inc.	689	430,646
Manhattan Associates, Inc.*	384	82,683
Microsoft Corp.	10,842	4,077,026
Oracle Corp.	5,165	544,546
Palo Alto Networks, Inc.*	717	211,429
Qualys, Inc.*	350	68,698
Salesforce, Inc.*	2,051	539,700
ServiceNow, Inc.*	441	311,562
Splunk, Inc.*	637	97,047
Synopsys, Inc.*	396	203,904
Workday, Inc., Class A*	928	256,184

Total Software		8,830,727

Specialized REITs - 0.5%
CubeSmart	2,257	104,612
Gaming & Leisure Properties, Inc.	1,472	72,643
VICI Properties, Inc.	5,046	160,867

Total Specialized REITs		338,122

Specialty Retail - 3.1%
AutoZone, Inc.*	44	113,767
Best Buy Co., Inc.	2,327	182,158
Gap, Inc.	8,097	169,308
Home Depot, Inc.	1,520	526,756
Lowe’s Cos., Inc.	1,401	311,793
O’Reilly Automotive, Inc.*	82	77,907
Ross Stores, Inc.	855	118,323
TJX Cos., Inc.	2,571	241,185
Tractor Supply Co.	635	136,544
Ulta Beauty, Inc.*	193	94,568
Williams-Sonoma, Inc.	775	156,379

Total Specialty Retail		2,128,688

Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	22,082	4,251,447
Dell Technologies, Inc., Class C	3,788	289,782
Hewlett Packard Enterprise Co.	14,078	239,044
HP, Inc.	8,163	245,625
NetApp, Inc.	1,917	169,003

Total Technology Hardware, Storage & Peripherals		5,194,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2023

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp.*	209	$139,702
Levi Strauss & Co., Class A	10,681	176,664
NIKE, Inc., Class B	2,990	324,624
PVH Corp.	1,519	185,500
Ralph Lauren Corp.	1,059	152,708
Tapestry, Inc.	3,446	126,847

Total Textiles, Apparel & Luxury Goods		1,106,045

Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	806	139,188
Core & Main, Inc., Class A*	3,027	122,321
Fastenal Co.	1,787	115,744
MSC Industrial Direct Co., Inc., Class A	1,216	123,132
United Rentals, Inc.	468	268,361
WESCO International, Inc.	1,060	184,313

Total Trading Companies & Distributors		953,059

Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	1,649	264,384

TOTAL COMMON STOCKS (Cost: $50,297,308)		67,598,552

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b) (Cost: $13,248)	13,248	13,248

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $50,310,556)		67,611,800
Other Assets less Liabilities - 0.1%		66,510

NET ASSETS - 100.0%		$67,678,310

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $101,857 and the total market value of the collateral held by the Fund was $105,496. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $92,248.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$67,598,552	$—	$—	$67,598,552
Investment of Cash Collateral for Securities Loaned	—	13,248	—	13,248

Total Investments in Securities	$67,598,552	$13,248	$—	$67,611,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.5%

Aerospace & Defense - 0.1%
Kaman Corp.	19,381	$464,175
National Presto Industries, Inc.	4,875	391,365

Total Aerospace & Defense		855,540

Air Freight & Logistics - 2.1%
United Parcel Service, Inc., Class B	147,258	23,153,375

Automobile Components - 0.2%
LCI Industries(a)	11,854	1,490,166
Phinia, Inc.	33,016	1,000,055

Total Automobile Components		2,490,221

Banks - 14.2%
Arrow Financial Corp.	11,057	308,933
Associated Banc-Corp.(a)	76,899	1,644,870
Atlantic Union Bankshares Corp.(a)	39,675	1,449,724
Bank of Hawaii Corp.(a)	21,338	1,546,151
Bank of Marin Bancorp	11,722	258,118
BankUnited, Inc.	41,337	1,340,559
Banner Corp.	22,496	1,204,886
Bar Harbor Bankshares	11,148	327,305
Brookline Bancorp, Inc.	62,145	678,002
Burke & Herbert Financial Services Corp.(a)	5,093	320,350
Cambridge Bancorp	5,373	372,886
Camden National Corp.	9,850	370,656
Capitol Federal Financial, Inc.	95,439	615,582
Central Pacific Financial Corp.	18,413	362,368
Citigroup, Inc.	421,112	21,662,001
Citizens & Northern Corp.	11,080	248,524
Civista Bancshares, Inc.	11,032	203,430
Columbia Banking System, Inc.	91,006	2,428,040
Comerica, Inc.	53,731	2,998,727
Community Bank System, Inc.	27,002	1,407,074
Community Trust Bancorp, Inc.	12,751	559,259
CVB Financial Corp.	71,636	1,446,331
Dime Community Bancshares, Inc.	26,496	713,537
Eagle Bancorp, Inc.	21,095	635,803
Farmers & Merchants Bancorp, Inc.	9,682	240,114
Farmers National Banc Corp.	26,567	383,893
Fifth Third Bancorp	172,942	5,964,770
Financial Institutions, Inc.	10,677	227,420
First Bancorp, Inc.	8,303	234,311
First Busey Corp.	37,826	938,841
First Commonwealth Financial Corp.	69,091	1,066,765
First Community Bankshares, Inc.	12,855	476,920
First Financial Bancorp	63,915	1,517,981
First Financial Corp.	8,396	361,280
First Hawaiian, Inc.	71,341	1,630,855
First Interstate BancSystem, Inc., Class A	65,370	2,010,127
First Merchants Corp.	37,103	1,375,779
First of Long Island Corp.	6,236	82,565
Flushing Financial Corp.	18,069	297,777
FNB Corp.(a)	126,325	1,739,495
Fulton Financial Corp.	87,967	1,447,937
Glacier Bancorp, Inc.(a)	42,132	1,740,894
Hanmi Financial Corp.	13,062	253,403
HBT Financial, Inc.	22,370	472,231
Heartland Financial USA, Inc.	28,672	1,078,354
Heritage Commerce Corp.	43,586	432,373
Heritage Financial Corp.	24,363	521,125
Hope Bancorp, Inc.	83,052	1,003,268
Horizon Bancorp, Inc.	31,876	456,146
Huntington Bancshares, Inc.	428,203	5,446,742
Independent Bank Corp.	35,486	1,776,603
Independent Bank Group, Inc.	26,678	1,357,377
Kearny Financial Corp.	27,388	245,670
Lakeland Bancorp, Inc.	45,484	672,708
M&T Bank Corp.	36,701	5,030,973
Mercantile Bank Corp.	11,111	448,662
Mid Penn Bancorp, Inc.	11,895	288,811
Midland States Bancorp, Inc.	14,590	402,100
MidWestOne Financial Group, Inc.	11,060	297,625
New York Community Bancorp, Inc.(a)	327,526	3,350,591
Northrim BanCorp, Inc.	3,921	224,320
Northwest Bancshares, Inc.	88,428	1,103,581
Norwood Financial Corp.	5,183	170,573
OceanFirst Financial Corp.	41,002	711,795
Pacific Premier Bancorp, Inc.	56,448	1,643,201
Park National Corp.(a)	9,549	1,268,680
Parke Bancorp, Inc.	8,768	177,552
PCB Bancorp	9,492	174,938
Peoples Bancorp, Inc.	24,613	830,935
Peoples Financial Services Corp.	4,989	242,964
PNC Financial Services Group, Inc.	88,447	13,696,018
Premier Financial Corp.	24,057	579,774
Primis Financial Corp.	14,206	179,848
Provident Financial Services, Inc.	52,642	949,135
RBB Bancorp	13,262	252,508
Regions Financial Corp.	293,663	5,691,189
S&T Bancorp, Inc.	26,762	894,386
Sandy Spring Bancorp, Inc.	31,415	855,745
Shore Bancshares, Inc.	23,030	328,178
Sierra Bancorp	10,329	232,919
Simmons First National Corp., Class A	76,620	1,520,141
Southside Bancshares, Inc.	19,673	616,158
Synovus Financial Corp.	56,055	2,110,471
TFS Financial Corp.(a)	141,561	2,079,531
Tompkins Financial Corp.	10,024	603,746
Towne Bank	41,844	1,245,277
TrustCo Bank Corp.	13,602	422,342
Trustmark Corp.	40,185	1,120,358
U.S. Bancorp	359,248	15,548,253
United Bankshares, Inc.	50,617	1,900,668
Univest Financial Corp.	20,833	458,951
Valley National Bancorp	194,459	2,111,825
Veritex Holdings, Inc.	36,614	852,008
Washington Trust Bancorp, Inc.	11,923	386,067
Webster Financial Corp.	44,995	2,283,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2023

Investments	Shares	Value
WesBanco, Inc.	40,606	$1,273,810
West BanCorp, Inc.	11,785	249,842
Zions Bancorp NA	52,178	2,289,049

Total Banks		155,656,284

Biotechnology - 6.8%
AbbVie, Inc.	359,673	55,738,525
Gilead Sciences, Inc.	226,585	18,355,651

Total Biotechnology		74,094,176

Broadline Retail - 0.5%
Kohl’s Corp.	78,997	2,265,634
Macy’s, Inc.	100,366	2,019,364
Nordstrom, Inc.(a)	84,033	1,550,409

Total Broadline Retail		5,835,407

Capital Markets - 6.8%
Bank of New York Mellon Corp.	141,553	7,367,834
Blue Owl Capital, Inc.	144,188	2,148,401
Bridge Investment Group Holdings, Inc., Class A	26,686	260,989
Carlyle Group, Inc.(a)	89,598	3,645,743
Cohen & Steers, Inc.	26,263	1,988,897
Diamond Hill Investment Group, Inc.	2,087	345,586
Franklin Resources, Inc.	142,353	4,240,696
GCM Grosvenor, Inc., Class A(a)	30,017	268,952
Moelis & Co., Class A	31,195	1,750,975
Morgan Stanley	333,409	31,090,389
Northern Trust Corp.	45,753	3,860,638
State Street Corp.	66,603	5,159,069
T Rowe Price Group, Inc.	58,727	6,324,311
TPG, Inc.	40,314	1,740,355
Victory Capital Holdings, Inc., Class A	41,692	1,435,873
Virtu Financial, Inc., Class A	64,703	1,310,883
Virtus Investment Partners, Inc.	5,028	1,215,569

Total Capital Markets		74,155,160

Chemicals - 1.7%
Chemours Co.	52,014	1,640,522
Dow, Inc.	193,092	10,589,165
Eastman Chemical Co.	30,581	2,746,785
Huntsman Corp.	64,486	1,620,533
Kronos Worldwide, Inc.(a)	75,023	745,729
Scotts Miracle-Gro Co.(a)	25,362	1,616,828

Total Chemicals		18,959,562

Commercial Services & Supplies - 0.2%
ACCO Brands Corp.	69,387	421,873
Aris Water Solutions, Inc., Class A	22,903	192,156
Deluxe Corp.	30,555	655,405
Ennis, Inc.	18,156	397,798
Pitney Bowes, Inc.	126,627	557,159

Total Commercial Services & Supplies		2,224,391

Consumer Finance - 0.8%
Ally Financial, Inc.	81,148	2,833,688
Navient Corp.	66,162	1,231,937
OneMain Holdings, Inc.	84,954	4,179,737
Regional Management Corp.(a)	6,977	174,983

Total Consumer Finance		8,420,345

Consumer Staples Distribution & Retail - 0.1%
SpartanNash Co.	23,912	548,780
Village Super Market, Inc., Class A	7,741	203,047

Total Consumer Staples Distribution & Retail		751,827

Containers & Packaging - 0.8%
Greif, Inc., Class B	14,963	987,707
International Paper Co.	102,179	3,693,771
Pactiv Evergreen, Inc.	95,920	1,315,063
Sonoco Products Co.	40,525	2,264,132

Total Containers & Packaging		8,260,673

Diversified REITs - 0.2%
Alexander & Baldwin, Inc.	2,687	51,107
American Assets Trust, Inc.	5,943	133,777
Armada Hoffler Properties, Inc.	4,588	56,754
Broadstone Net Lease, Inc.	2,095	36,076
CTO Realty Growth, Inc.(a)	2,663	46,150
Essential Properties Realty Trust, Inc.	11,847	302,809
NexPoint Diversified Real Estate Trust	49	389
WP Carey, Inc.	16,752	1,085,697

Total Diversified REITs		1,712,759

Diversified Telecommunication Services - 0.2%
Cogent Communications Holdings, Inc.	25,825	1,964,249

Electric Utilities - 8.5%
ALLETE, Inc.	31,543	1,929,170
Alliant Energy Corp.	55,588	2,851,664
American Electric Power Co., Inc.	112,912	9,170,713
Duke Energy Corp.	165,609	16,070,697
Edison International	90,490	6,469,130
Entergy Corp.	74,729	7,561,828
Evergy, Inc.	70,112	3,659,846
Eversource Energy	84,102	5,190,775
Exelon Corp.	192,672	6,916,925
FirstEnergy Corp.	136,739	5,012,852
OGE Energy Corp.	90,636	3,165,916
Pinnacle West Capital Corp.	48,080	3,454,067
Portland General Electric Co.	41,481	1,797,787
PPL Corp.	159,759	4,329,469
Southern Co.	211,785	14,850,364

Total Electric Utilities		92,431,203

Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc.	184,819	5,627,739

Energy Equipment & Services - 0.3%
Archrock, Inc.	101,698	1,566,149
Kodiak Gas Services, Inc.	52,786	1,059,943

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2023

Investments	Shares	Value
Solaris Oilfield Infrastructure, Inc., Class A	24,474	$194,813

Total Energy Equipment & Services		2,820,905

Financial Services - 1.1%
Alerus Financial Corp.	14,226	318,520
Corebridge Financial, Inc.	174,162	3,772,349
Jackson Financial, Inc., Class A	37,507	1,920,358
NewtekOne, Inc.	17,145	236,601
Radian Group, Inc.	71,561	2,043,067
UWM Holdings Corp.(a)	65,711	469,834
Waterstone Financial, Inc.	17,005	241,471
Western Union Co.	214,856	2,561,083

Total Financial Services		11,563,283

Food Products - 2.7%
B&G Foods, Inc.	51,670	542,535
Conagra Brands, Inc.	136,692	3,917,593
Flowers Foods, Inc.	101,963	2,295,187
J M Smucker Co.	25,024	3,162,533
John B Sanfilippo & Son, Inc.	6,118	630,399
Kellanova	81,683	4,566,897
Kraft Heinz Co.	279,797	10,346,893
Tyson Foods, Inc., Class A	69,248	3,722,080
WK Kellogg Co.	61,475	807,781

Total Food Products		29,991,898

Gas Utilities - 1.1%
National Fuel Gas Co.	41,685	2,091,337
New Jersey Resources Corp.	36,658	1,634,214
Northwest Natural Holding Co.	25,612	997,331
ONE Gas, Inc.	25,142	1,602,048
Southwest Gas Holdings, Inc.	27,320	1,730,722
Spire, Inc.	25,417	1,584,496
UGI Corp.	97,104	2,388,758

Total Gas Utilities		12,028,906

Health Care Providers & Services - 0.3%
Patterson Cos., Inc.	48,643	1,383,893
Premier, Inc., Class A	62,288	1,392,760

Total Health Care Providers & Services		2,776,653

Health Care REITs - 0.2%
CareTrust REIT, Inc.	9,020	201,868
Community Healthcare Trust, Inc.	266	7,086
Global Medical REIT, Inc.	6,711	74,492
LTC Properties, Inc.	1,329	42,687
National Health Investors, Inc.	3,638	203,182
Physicians Realty Trust	20,886	277,993
Sabra Health Care REIT, Inc.	18,702	266,877
Ventas, Inc.	31,365	1,563,232

Total Health Care REITs		2,637,417

Hotel & Resort REITs - 0.2%
Host Hotels & Resorts, Inc.	56,412	1,098,342
Park Hotels & Resorts, Inc.	17,131	262,104
Ryman Hospitality Properties, Inc.	3,679	404,911
Service Properties Trust	12,899	110,157
Summit Hotel Properties, Inc.	9,890	66,461

Total Hotel & Resort REITs		1,941,975

Hotels, Restaurants & Leisure - 1.0%
Bloomin’ Brands, Inc.	50,634	1,425,347
Cracker Barrel Old Country Store, Inc.	15,253	1,175,701
Dine Brands Global, Inc.	10,795	535,972
Marriott Vacations Worldwide Corp.	18,061	1,533,198
Travel & Leisure Co.	39,924	1,560,629
Vail Resorts, Inc.	10,653	2,274,096
Wendy’s Co.	118,262	2,303,744

Total Hotels, Restaurants & Leisure		10,808,687

Household Durables - 0.4%
Ethan Allen Interiors, Inc.	18,185	580,465
Leggett & Platt, Inc.	77,311	2,023,229
MDC Holdings, Inc.	34,602	1,911,761

Total Household Durables		4,515,455

Household Products - 1.2%
Energizer Holdings, Inc.(a)	39,780	1,260,230
Kimberly-Clark Corp.	97,704	11,872,013

Total Household Products		13,132,243

Independent Power & Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class A	25,396	649,629
Clearway Energy, Inc., Class C	56,383	1,546,586

Total Independent Power & Renewable Electricity Producers		2,196,215

Industrial REITs - 0.1%
Innovative Industrial Properties, Inc.	2,328	234,709
LXP Industrial Trust	14,988	148,681
Plymouth Industrial REIT, Inc.	3,618	87,085
STAG Industrial, Inc.	14,356	563,617

Total Industrial REITs		1,034,092

Insurance - 2.3%
AMERISAFE, Inc.	14,878	695,993
CNA Financial Corp.	67,106	2,839,255
Donegal Group, Inc., Class A	9,962	139,368
Fidelity National Financial, Inc.	69,197	3,530,431
First American Financial Corp.	28,468	1,834,478
Horace Mann Educators Corp.	28,649	936,822
Investors Title Co.	1,387	224,888
Lincoln National Corp.	95,506	2,575,797
Prudential Financial, Inc.	93,961	9,744,695
Safety Insurance Group, Inc.	10,309	783,381
Stewart Information Services Corp.	17,310	1,016,962
Universal Insurance Holdings, Inc.	21,625	345,568

Total Insurance		24,667,638

IT Services - 3.9%
Information Services Group, Inc.	34,411	162,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2023

Investments	Shares	Value
International Business Machines Corp.	262,563	$42,942,178

Total IT Services		43,104,254

Leisure Products - 0.1%
Marine Products Corp.	22,647	258,176
Smith & Wesson Brands, Inc.	32,347	438,625

Total Leisure Products		696,801

Machinery - 0.2%
Douglas Dynamics, Inc.	16,131	478,768
Trinity Industries, Inc.	47,459	1,261,935

Total Machinery		1,740,703

Media - 0.7%
Entravision Communications Corp., Class A	58,393	243,499
Gray Television, Inc.	61,242	548,728
Interpublic Group of Cos., Inc.	95,650	3,122,016
John Wiley & Sons, Inc., Class A	32,954	1,045,960
Nexstar Media Group, Inc.	12,095	1,895,891
Sinclair, Inc.(a)	27,934	363,980

Total Media		7,220,074

Metals & Mining - 0.1%
Kaiser Aluminum Corp.	9,862	702,076
Mesabi Trust(a)	9,678	198,108
SunCoke Energy, Inc.	58,669	630,105

Total Metals & Mining		1,530,289

Multi-Utilities - 4.2%
Avista Corp.	42,856	1,531,673
Black Hills Corp.	30,352	1,637,490
Consolidated Edison, Inc.	94,035	8,554,364
Dominion Energy, Inc.	247,103	11,613,841
DTE Energy Co.	41,075	4,528,930
NiSource, Inc.	106,484	2,827,150
Northwestern Energy Group, Inc.	30,014	1,527,413
Public Service Enterprise Group, Inc.	140,988	8,621,416
WEC Energy Group, Inc.	63,477	5,342,859

Total Multi-Utilities		46,185,136

Office REITs - 0.3%
Alexandria Real Estate Equities, Inc.	12,786	1,620,881
COPT Defense Properties	5,745	147,244
Cousins Properties, Inc.	12,305	299,627
Douglas Emmett, Inc.	10,525	152,613
Easterly Government Properties, Inc.(a)	9,600	129,024
JBG SMITH Properties	8,856	150,641
Kilroy Realty Corp.	8,120	323,501
Peakstone Realty Trust	2,767	55,146
Postal Realty Trust, Inc., Class A(a)	2,698	39,283
SL Green Realty Corp.	4,320	195,134

Total Office REITs		3,113,094

Oil, Gas & Consumable Fuels - 17.0%
Antero Midstream Corp.	289,761	3,630,705
Berry Corp.	50,954	358,207
Chevron Corp.	363,519	54,222,494
Chord Energy Corp.	26,526	4,409,417
Civitas Resources, Inc.	61,679	4,217,610
Comstock Resources, Inc.(a)	155,691	1,377,866
Crescent Energy Co., Class A(a)	62,511	825,770
CVR Energy, Inc.(a)	70,223	2,127,757
DT Midstream, Inc.	35,945	1,969,786
EOG Resources, Inc.	137,529	16,634,133
Equitrans Midstream Corp.	200,124	2,037,262
Exxon Mobil Corp.	516,586	51,648,268
FutureFuel Corp.	31,886	193,867
Granite Ridge Resources, Inc.(a)	104,812	630,968
Kinetik Holdings, Inc.(a)	36,756	1,227,651
Northern Oil & Gas, Inc.	42,500	1,575,475
ONEOK, Inc.	157,551	11,063,231
Pioneer Natural Resources Co.	64,706	14,551,085
Riley Exploration Permian, Inc.	14,230	387,625
Sitio Royalties Corp., Class A(a)	61,992	1,457,432
VAALCO Energy, Inc.	76,704	344,401
Vitesse Energy, Inc.	21,343	467,198
Williams Cos., Inc.	298,156	10,384,774

Total Oil, Gas & Consumable Fuels		185,742,982

Passenger Airlines - 0.1%
Spirit Airlines, Inc.(a)	86,653	1,420,243

Personal Care Products - 0.9%
Kenvue, Inc.	390,532	8,408,154
Medifast, Inc.(a)	7,706	517,997
Nu Skin Enterprises, Inc., Class A	30,080	584,154

Total Personal Care Products		9,510,305

Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	453,436	23,265,801
Organon & Co.	180,843	2,607,756
Viatris, Inc.	365,088	3,953,903

Total Pharmaceuticals		29,827,460

Professional Services - 0.2%
ManpowerGroup, Inc.	19,856	1,577,957
Resources Connection, Inc.	23,966	339,598

Total Professional Services		1,917,555

Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.	7,423	91,897
RMR Group, Inc., Class A	310	8,751

Total Real Estate Management & Development		100,648

Residential REITs - 0.8%
Apartment Income REIT Corp.	11,995	416,586
AvalonBay Communities, Inc.	11,133	2,084,320
BRT Apartments Corp.	1,660	30,859
Camden Property Trust	8,451	839,100
Centerspace	665	38,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2023

Investments	Shares	Value
Elme Communities	8,606	$125,648
Equity Residential	29,783	1,821,528
Essex Property Trust, Inc.	4,960	1,229,782
Independence Realty Trust, Inc.	12,066	184,610
Mid-America Apartment Communities, Inc.	9,297	1,250,075
UDR, Inc.	25,919	992,439
UMH Properties, Inc.	7,077	108,420

Total Residential REITs		9,122,070

Retail REITs - 1.2%
Acadia Realty Trust	9,830	167,012
Agree Realty Corp.	7,581	477,224
Alexander’s, Inc.	522	111,484
Brixmor Property Group, Inc.	21,234	494,115
CBL & Associates Properties, Inc.	3,560	86,935
Federal Realty Investment Trust	6,366	656,016
Getty Realty Corp.	4,497	131,402
Kimco Realty Corp.	47,515	1,012,545
Macerich Co.	16,650	256,910
NETSTREIT Corp.	2,752	49,123
NNN REIT, Inc.	14,435	622,148
Realty Income Corp.	56,079	3,220,056
Regency Centers Corp.	14,315	959,105
Retail Opportunity Investments Corp.	6,497	91,153
RPT Realty	7,105	91,157
Saul Centers, Inc.	1,427	56,038
Simon Property Group, Inc.	26,098	3,722,619
SITE Centers Corp.	16,044	218,680
Spirit Realty Capital, Inc.	10,406	454,638
Tanger, Inc.	8,101	224,560
Urban Edge Properties	10,794	197,530
Whitestone REIT	5,190	63,785

Total Retail REITs		13,364,235

Semiconductors & Semiconductor Equipment - 0.0%
NVE Corp.	3,126	245,172

Software - 0.0%
American Software, Inc., Class A	23,196	262,115

Specialized REITs - 2.0%
Crown Castle, Inc.	33,892	3,904,020
CubeSmart	17,263	800,140
Digital Realty Trust, Inc.	24,214	3,258,720
EPR Properties	5,625	272,531
Extra Space Storage, Inc.	16,160	2,590,933
Four Corners Property Trust, Inc.	4,477	113,268
Gaming & Leisure Properties, Inc.	20,581	1,015,672
Gladstone Land Corp.	4,508	65,141
Iron Mountain, Inc.	22,448	1,570,911
Lamar Advertising Co., Class A	6,782	720,791
National Storage Affiliates Trust	7,178	297,672
PotlatchDeltic Corp.	6,520	320,132
Public Storage	13,571	4,139,155
Rayonier, Inc.	12,158	406,199
Safehold, Inc.	791	18,509
VICI Properties, Inc.	80,175	2,555,979

Total Specialized REITs		22,049,773

Specialty Retail - 0.9%
Aaron’s Co., Inc.	18,898	205,610
Best Buy Co., Inc.	61,782	4,836,295
Buckle, Inc.	32,486	1,543,735
Guess?, Inc.(a)	39,174	903,352
Haverty Furniture Cos., Inc.	10,208	362,384
Monro, Inc.	22,735	667,045
Upbound Group, Inc.	36,943	1,254,954

Total Specialty Retail		9,773,375

Technology Hardware, Storage & Peripherals - 0.7%
HP, Inc.	199,710	6,009,274
Xerox Holdings Corp.	109,771	2,012,102

Total Technology Hardware, Storage & Peripherals		8,021,376

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	22,577	1,690,791
Kontoor Brands, Inc.	24,955	1,557,691
Movado Group, Inc.	11,160	336,474
Tapestry, Inc.	72,110	2,654,369
Wolverine World Wide, Inc.	56,413	501,512

Total Textiles, Apparel & Luxury Goods		6,740,837

Tobacco - 8.0%
Altria Group, Inc.	1,146,084	46,233,029
Philip Morris International, Inc.	412,100	38,770,368
Universal Corp.	16,372	1,102,163
Vector Group Ltd.	110,676	1,248,425

Total Tobacco		87,353,985

Wireless Telecommunication Services - 0.1%
Spok Holdings, Inc.	16,451	254,661
Telephone & Data Systems, Inc.	62,196	1,141,297

Total Wireless Telecommunication Services		1,395,958

Total United States		1,087,146,718

Puerto Rico - 0.1%

Banks - 0.1%
First BanCorp	95,393	1,569,215

TOTAL COMMON STOCKS (Cost: $1,076,931,137)		1,088,715,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2023

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b) (Cost: $2,884,287)	2,884,287	$2,884,287

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,079,815,424)		1,091,600,220
Other Assets less Liabilities - 0.1%		955,086

NET ASSETS - 100.0%		$1,092,555,306

(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $24,290,490 and the total market value of the collateral held by the Fund was $25,303,487. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $22,419,200.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree U.S. Total Dividend Fund^	$70,042	$4,810,835	$4,896,348	$22,274	$(6,803)	$—	$14,061

^	As of December 31, 2023, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,088,715,933	$—	$—	$1,088,715,933
Investment of Cash Collateral for Securities Loaned	—	2,884,287	—	2,884,287

Total Investments in Securities	$1,088,715,933	$2,884,287	$—	$1,091,600,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.6%
General Dynamics Corp.	31,628	$8,212,843
HEICO Corp.	2,364	422,849
HEICO Corp., Class A	3,278	466,918
Howmet Aerospace, Inc.	17,241	933,083
L3Harris Technologies, Inc.	24,278	5,113,432
Lockheed Martin Corp.	40,682	18,438,710
Northrop Grumman Corp.	13,267	6,210,813
RTX Corp.(a)	236,847	19,928,307
Textron, Inc.	8,522	685,339

Total Aerospace & Defense		60,412,294

Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	13,740	1,747,728
FedEx Corp.	26,809	6,781,873
United Parcel Service, Inc., Class B	175,632	27,614,619

Total Air Freight & Logistics		36,144,220

Automobiles - 0.1%
General Motors Co.	77,289	2,776,221

Banks - 7.5%
Bank of America Corp.	1,427,460	48,062,578
Citigroup, Inc.	499,999	25,719,949
Fifth Third Bancorp	175,605	6,056,616
First Citizens BancShares, Inc., Class A	552	783,271
Huntington Bancshares, Inc.	432,949	5,507,111
JPMorgan Chase & Co.	660,408	112,335,401
M&T Bank Corp.	36,446	4,996,018
PNC Financial Services Group, Inc.	100,537	15,568,155
Regions Financial Corp.	293,178	5,681,790
U.S. Bancorp	430,985	18,653,031
Wells Fargo & Co.	649,974	31,991,720

Total Banks		275,355,640

Beverages - 3.9%
Brown-Forman Corp., Class A	12,615	751,728
Brown-Forman Corp., Class B(a)	22,983	1,312,329
Coca-Cola Co.	1,170,357	68,969,138
Constellation Brands, Inc., Class A	23,217	5,612,710
Keurig Dr. Pepper, Inc.	213,085	7,099,992
PepsiCo, Inc.	355,928	60,450,812

Total Beverages		144,196,709

Biotechnology - 4.0%
AbbVie, Inc.	635,894	98,544,493
Amgen, Inc.	95,596	27,533,560
Gilead Sciences, Inc.	266,397	21,580,821

Total Biotechnology		147,658,874

Broadline Retail - 0.1%
eBay, Inc.	69,682	3,039,529

Building Products - 0.1%
Carrier Global Corp.	60,379	3,468,774

Capital Markets - 4.9%
Ameriprise Financial, Inc.	13,142	4,991,726
ARES Management Corp., Class A	27,740	3,298,841
Bank of New York Mellon Corp.	152,816	7,954,073
BlackRock, Inc.	22,569	18,321,514
Blackstone, Inc.	111,670	14,619,836
Cboe Global Markets, Inc.	10,026	1,790,243
Charles Schwab Corp.	157,721	10,851,205
CME Group, Inc.	40,533	8,536,250
FactSet Research Systems, Inc.	1,724	822,434
Goldman Sachs Group, Inc.	60,707	23,418,939
Intercontinental Exchange, Inc.	71,009	9,119,686
KKR & Co., Inc.	41,419	3,431,564
LPL Financial Holdings, Inc.	3,316	754,788
Moody’s Corp.	12,519	4,889,421
Morgan Stanley	400,140	37,313,055
MSCI, Inc.	4,333	2,450,961
Nasdaq, Inc.	41,870	2,434,322
Northern Trust Corp.	42,444	3,581,425
Raymond James Financial, Inc.	16,872	1,881,228
S&P Global, Inc.	15,759	6,942,155
State Street Corp.	67,012	5,190,749
T Rowe Price Group, Inc.	61,220	6,592,782
Tradeweb Markets, Inc., Class A	4,940	448,947

Total Capital Markets		179,636,144

Chemicals - 1.2%
Air Products & Chemicals, Inc.	33,467	9,163,265
Dow, Inc.	217,390	11,921,668
DuPont de Nemours, Inc.	52,438	4,034,055
Ecolab, Inc.	26,309	5,218,390
PPG Industries, Inc.	35,539	5,314,858
Sherwin-Williams Co.	18,166	5,665,975
Westlake Corp.	10,271	1,437,529

Total Chemicals		42,755,740

Commercial Services & Supplies - 0.6%
Cintas Corp.	8,604	5,185,287
Republic Services, Inc.	22,945	3,783,860
Rollins, Inc.	36,506	1,594,217
Waste Management, Inc.	55,526	9,944,706

Total Commercial Services & Supplies		20,508,070

Communications Equipment - 1.7%
Cisco Systems, Inc.	1,140,110	57,598,357
Motorola Solutions, Inc.	16,804	5,261,165

Total Communications Equipment		62,859,522

Construction & Engineering - 0.0%
Quanta Services, Inc.	6,344	1,369,035

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	3,071	1,532,153
Vulcan Materials Co.	7,414	1,683,052

Total Construction Materials		3,215,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2023

Investments	Shares	Value
Consumer Finance - 0.6%
American Express Co.	56,463	$10,577,779
Capital One Financial Corp.	43,895	5,755,512
Discover Financial Services	37,725	4,240,290

Total Consumer Finance		20,573,581

Consumer Staples Distribution & Retail - 2.7%
Costco Wholesale Corp.	25,444	16,795,075
Kroger Co.	156,448	7,151,238
Sysco Corp.	116,773	8,539,609
Target Corp.	85,699	12,205,252
Walmart, Inc.	341,415	53,824,075

Total Consumer Staples Distribution & Retail		98,515,249

Containers & Packaging - 0.1%
Avery Dennison Corp.	7,217	1,458,989
Ball Corp.	23,903	1,374,900

Total Containers & Packaging		2,833,889

Distributors - 0.1%
Genuine Parts Co.	22,480	3,113,480

Electric Utilities - 2.6%
American Electric Power Co., Inc.	129,701	10,534,315
Constellation Energy Corp.	15,612	1,824,887
Duke Energy Corp.	192,638	18,693,592
Edison International	93,023	6,650,214
Entergy Corp.	79,532	8,047,843
Eversource Energy	86,309	5,326,991
Exelon Corp.	210,281	7,549,088
FirstEnergy Corp.	144,491	5,297,040
PG&E Corp.	91,031	1,641,289
PPL Corp.	150,588	4,080,935
Southern Co.	244,013	17,110,192
Xcel Energy, Inc.	158,221	9,795,462

Total Electric Utilities		96,551,848

Electrical Equipment - 0.4%
AMETEK, Inc.	12,080	1,991,871
Emerson Electric Co.	74,488	7,249,917
Hubbell, Inc.	4,433	1,458,147
Rockwell Automation, Inc.	11,167	3,467,130
Vertiv Holdings Co., Class A	14,415	692,353

Total Electrical Equipment		14,859,418

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	47,688	4,727,311
CDW Corp.	8,735	1,985,640
Corning, Inc.	189,153	5,759,709

Total Electronic Equipment, Instruments & Components		12,472,660

Energy Equipment & Services - 0.2%
Baker Hughes Co.	138,017	4,717,421
Halliburton Co.	89,819	3,246,957

Total Energy Equipment & Services		7,964,378

Entertainment - 0.1%
Electronic Arts, Inc.	13,679	1,871,424
Warner Music Group Corp., Class A	13,000	465,270

Total Entertainment		2,336,694

Financial Services - 1.7%
Apollo Global Management, Inc.	61,346	5,716,834
Fidelity National Information Services, Inc.	116,521	6,999,416
Global Payments, Inc.	12,724	1,615,948
Mastercard, Inc., Class A	44,419	18,945,148
Visa, Inc., Class A	111,914	29,136,810

Total Financial Services		62,414,156

Food Products - 1.7%
Archer-Daniels-Midland Co.	73,546	5,311,492
General Mills, Inc.	119,269	7,769,183
Hershey Co.	21,206	3,953,647
Hormel Foods Corp.	108,335	3,478,637
Kellanova	78,738	4,402,242
Kraft Heinz Co.	312,455	11,554,586
McCormick & Co., Inc., Non-Voting Shares	34,832	2,383,205
Mondelez International, Inc., Class A	279,336	20,232,306
Tyson Foods, Inc., Class A	61,958	3,330,242

Total Food Products		62,415,540

Gas Utilities - 0.1%
Atmos Energy Corp.	35,089	4,066,815

Ground Transportation - 0.9%
CSX Corp.	145,804	5,055,025
JB Hunt Transport Services, Inc.	4,886	975,929
Norfolk Southern Corp.	30,518	7,213,845
Old Dominion Freight Line, Inc.	4,569	1,851,953
Union Pacific Corp.	76,911	18,890,880

Total Ground Transportation		33,987,632

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	193,451	21,293,151
Becton Dickinson & Co.	26,554	6,474,662
Cooper Cos., Inc.	1,977	748,176
GE HealthCare Technologies, Inc.	18,621	1,439,776
ResMed, Inc.	9,229	1,587,572
Stryker Corp.	33,280	9,966,029
Zimmer Biomet Holdings, Inc.	9,637	1,172,823

Total Health Care Equipment & Supplies		42,682,189

Health Care Providers & Services - 3.0%
Cardinal Health, Inc.	25,497	2,570,097
Cencora, Inc.	16,347	3,357,347
Cigna Group	32,135	9,622,826
CVS Health Corp.	246,615	19,472,720
Elevance Health, Inc.	15,916	7,505,349
HCA Healthcare, Inc.	14,338	3,881,010
Humana, Inc.	5,173	2,368,251

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2023

Investments	Shares	Value
Laboratory Corp. of America Holdings	6,186	$1,406,016
McKesson Corp.	5,714	2,645,468
Quest Diagnostics, Inc.	12,671	1,747,077
UnitedHealth Group, Inc.	105,812	55,706,844

Total Health Care Providers & Services		110,283,005

Health Care REITs - 0.3%
Ventas, Inc.	86,229	4,297,653
Welltower, Inc.	85,045	7,668,508

Total Health Care REITs		11,966,161

Hotels, Restaurants & Leisure - 2.2%
Darden Restaurants, Inc.	33,640	5,527,052
Hilton Worldwide Holdings, Inc.	11,477	2,089,847
Las Vegas Sands Corp.	75,568	3,718,701
Marriott International, Inc., Class A	25,553	5,762,457
McDonald’s Corp.	145,895	43,259,326
Starbucks Corp.	157,581	15,129,352
Yum! Brands, Inc.	46,112	6,024,994

Total Hotels, Restaurants & Leisure		81,511,729

Household Durables - 0.2%
DR Horton, Inc.	17,867	2,715,427
Lennar Corp., Class A	15,992	2,383,448
Lennar Corp., Class B	2,329	312,202
PulteGroup, Inc.	15,245	1,573,589

Total Household Durables		6,984,666

Household Products - 2.9%
Church & Dwight Co., Inc.	15,413	1,457,453
Clorox Co.	21,856	3,116,447
Colgate-Palmolive Co.	169,840	13,537,946
Kimberly-Clark Corp.	111,542	13,553,469
Procter & Gamble Co.	514,216	75,353,213

Total Household Products		107,018,528

Industrial Conglomerates - 0.9%
General Electric Co.	45,629	5,823,629
Honeywell International, Inc.	124,773	26,166,146

Total Industrial Conglomerates		31,989,775

Industrial REITs - 0.6%
Prologis, Inc.	152,720	20,357,576

Insurance - 2.2%
Aflac, Inc.	124,224	10,248,480
Allstate Corp.	38,747	5,423,805
American International Group, Inc.	86,172	5,838,153
Arthur J Gallagher & Co.	10,490	2,358,991
Brown & Brown, Inc.	13,177	937,016
Cincinnati Financial Corp.	22,688	2,347,300
Erie Indemnity Co., Class A	3,541	1,185,952
Hartford Financial Services Group, Inc.	59,142	4,753,834
Loews Corp.	10,032	698,127
Marsh & McLennan Cos., Inc.	60,235	11,412,725
MetLife, Inc.	137,937	9,121,774
Principal Financial Group, Inc.	48,307	3,800,312
Progressive Corp.	24,499	3,902,201
Prudential Financial, Inc.	104,177	10,804,197
Travelers Cos., Inc.	27,837	5,302,670
WR Berkley Corp.	39,967	2,826,466

Total Insurance		80,962,003

IT Services - 1.5%
Cognizant Technology Solutions Corp., Class A	45,851	3,463,126
International Business Machines Corp.	319,344	52,228,711

Total IT Services		55,691,837

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	12,932	1,797,936
Danaher Corp.	31,605	7,311,501
Thermo Fisher Scientific, Inc.	16,236	8,617,906
West Pharmaceutical Services, Inc.	3,267	1,150,376

Total Life Sciences Tools & Services		18,877,719

Machinery - 2.2%
Caterpillar, Inc.	59,465	17,582,016
Cummins, Inc.	23,652	5,666,310
Deere & Co.	25,079	10,028,340
Dover Corp.	10,986	1,689,757
Fortive Corp.	15,448	1,137,436
Illinois Tool Works, Inc.	59,181	15,501,871
Ingersoll Rand, Inc.	16,950	1,310,913
Otis Worldwide Corp.	50,862	4,550,623
PACCAR, Inc.	138,069	13,482,438
Parker-Hannifin Corp.	14,610	6,730,827
Westinghouse Air Brake Technologies Corp.	8,433	1,070,148
Xylem, Inc.	15,595	1,783,444

Total Machinery		80,534,123

Media - 1.3%
Comcast Corp., Class A	984,437	43,167,562
Omnicom Group, Inc.	37,096	3,209,175
Sirius XM Holdings, Inc.(a)	503,893	2,756,295

Total Media		49,133,032

Metals & Mining - 0.2%
Nucor Corp.	16,584	2,886,279
Reliance Steel & Aluminum Co.	6,957	1,945,734
Steel Dynamics, Inc.	12,334	1,456,646

Total Metals & Mining		6,288,659

Multi-Utilities - 1.7%
Ameren Corp.	72,234	5,225,408
CenterPoint Energy, Inc.	95,269	2,721,835
CMS Energy Corp.	55,813	3,241,061
Consolidated Edison, Inc.	105,152	9,565,677
Dominion Energy, Inc.	285,725	13,429,075
DTE Energy Co.	41,087	4,530,253
Public Service Enterprise Group, Inc.	158,534	9,694,354
Sempra	121,037	9,045,095
WEC Energy Group, Inc.	66,401	5,588,972

Total Multi-Utilities		63,041,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2023

Investments	Shares	Value
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	40,000	$5,070,800

Oil, Gas & Consumable Fuels - 7.7%
Cheniere Energy, Inc.	20,544	3,507,066
Chevron Corp.	466,517	69,585,676
ConocoPhillips	139,284	16,166,694
Diamondback Energy, Inc.	22,431	3,478,599
EOG Resources, Inc.	162,091	19,604,906
Exxon Mobil Corp.	878,655	87,847,927
Hess Corp.	19,085	2,751,294
Marathon Oil Corp.	59,286	1,432,350
Marathon Petroleum Corp.	74,911	11,113,796
Occidental Petroleum Corp.	60,639	3,620,755
ONEOK, Inc.	179,193	12,582,932
Phillips 66	79,089	10,529,909
Pioneer Natural Resources Co.	75,136	16,896,584
Targa Resources Corp.	24,853	2,158,980
Valero Energy Corp.	64,926	8,440,380
Williams Cos., Inc.	341,296	11,887,340

Total Oil, Gas & Consumable Fuels		281,605,188

Passenger Airlines - 0.0%
Delta Air Lines, Inc.	36,430	1,465,579

Personal Care Products - 0.3%
Kenvue, Inc.	427,502	9,204,118

Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	537,888	27,599,033
Eli Lilly & Co.	41,955	24,456,409
Johnson & Johnson	614,642	96,338,987
Merck & Co., Inc.	417,952	45,565,127
Zoetis, Inc.	32,294	6,373,867

Total Pharmaceuticals		200,333,423

Professional Services - 0.9%
Automatic Data Processing, Inc.	56,765	13,224,542
Booz Allen Hamilton Holding Corp.	9,802	1,253,774
Broadridge Financial Solutions, Inc.	15,777	3,246,118
Equifax, Inc.	6,013	1,486,955
Jacobs Solutions, Inc.	5,557	721,299
Paychex, Inc.	88,639	10,557,791
Verisk Analytics, Inc.	7,090	1,693,517

Total Professional Services		32,183,996

Residential REITs - 0.5%
AvalonBay Communities, Inc.	45,198	8,461,970
Equity Residential	96,570	5,906,221
Invitation Homes, Inc.	96,437	3,289,466
Sun Communities, Inc.	17,347	2,318,426

Total Residential REITs		19,976,083

Retail REITs - 0.8%
Realty Income Corp.	225,292	12,936,267
Simon Property Group, Inc.	116,174	16,571,059

Total Retail REITs		29,507,326

Semiconductors & Semiconductor Equipment - 7.0%
Analog Devices, Inc.	54,165	10,755,002
Applied Materials, Inc.	41,615	6,744,543
Broadcom, Inc.	82,825	92,453,406
Intel Corp.	286,972	14,420,343
KLA Corp.	8,252	4,796,888
Lam Research Corp.	8,583	6,722,721
Microchip Technology, Inc.	63,923	5,764,576
Micron Technology, Inc.	47,671	4,068,243
Monolithic Power Systems, Inc.	2,209	1,393,393
NVIDIA Corp.	107,320	53,147,010
QUALCOMM, Inc.	155,398	22,475,213
Skyworks Solutions, Inc.	23,490	2,640,746
Texas Instruments, Inc.	172,857	29,465,204

Total Semiconductors & Semiconductor Equipment		254,847,288

Software - 4.4%
Intuit, Inc.	11,849	7,405,980
Microsoft Corp.	344,842	129,674,386
Oracle Corp.	217,899	22,973,092
Roper Technologies, Inc.	4,489	2,447,268

Total Software		162,500,726

Specialized REITs - 2.6%
American Tower Corp.	81,619	17,619,910
Crown Castle, Inc.	130,936	15,082,518
Digital Realty Trust, Inc.	60,700	8,169,006
Equinix, Inc.	11,030	8,883,452
Extra Space Storage, Inc.	56,978	9,135,283
Iron Mountain, Inc.	64,252	4,496,355
Public Storage	44,940	13,706,700
SBA Communications Corp.	8,137	2,064,275
VICI Properties, Inc.	375,061	11,956,944
Weyerhaeuser Co.	93,956	3,266,850

Total Specialized REITs		94,381,293

Specialty Retail - 3.4%
Best Buy Co., Inc.	60,784	4,758,171
Home Depot, Inc.	222,751	77,194,359
Lowe’s Cos., Inc.	108,338	24,110,622
Ross Stores, Inc.	19,350	2,677,846
TJX Cos., Inc.	148,939	13,971,968
Tractor Supply Co.	11,565	2,486,822

Total Specialty Retail		125,199,788

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	668,946	128,792,173
Dell Technologies, Inc., Class C	29,006	2,218,959
Hewlett Packard Enterprise Co.	217,158	3,687,343
HP, Inc.	202,651	6,097,769
NetApp, Inc.	37,825	3,334,652

Total Technology Hardware, Storage & Peripherals		144,130,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2023

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	88,248	$9,581,085

Tobacco - 2.0%
Altria Group, Inc.	657,334	26,516,854
Philip Morris International, Inc.	503,766	47,394,305

Total Tobacco		73,911,159

Trading Companies & Distributors - 0.4%
Fastenal Co.	111,006	7,189,859
United Rentals, Inc.	4,582	2,627,410
WW Grainger, Inc.	3,881	3,216,146

Total Trading Companies & Distributors		13,033,415

Water Utilities - 0.1%
American Water Works Co., Inc.	23,450	3,095,165

Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	169,991	27,254,657

TOTAL COMMON STOCKS (Cost: $2,876,421,165)		3,660,106,034

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $12,139)	200	13,076

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $2,900,013)	2,900,013	2,900,013

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,879,333,317)		3,663,019,123
Other Assets less Liabilities - 0.1%		4,701,840

NET ASSETS - 100.0%		$3,667,720,963

(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $23,958,479. The Fund also had securities on loan having a total market value of $2,699 that were sold and pending settlement. The total market value of the collateral held by the Fund was $24,558,302. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $21,658,289.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2023

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree U.S. Total Dividend Fund	$3,180,975	$14,172,705	$17,251,163	$(57,093)	$(32,348)	$13,076	$47,372

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,660,106,034	$—	$—	$3,660,106,034
Exchange-Traded Fund	13,076	—	—	13,076
Investment of Cash Collateral for Securities Loaned	—	2,900,013	—	2,900,013

Total Investments in Securities	$3,660,119,110	$2,900,013	$—	$3,663,019,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 1.3%
Axon Enterprise, Inc.*	563	$145,440
General Dynamics Corp.	4,390	1,139,951
HEICO Corp.	943	168,674
Howmet Aerospace, Inc.	4,054	219,402
L3Harris Technologies, Inc.	3,759	791,721
Lockheed Martin Corp.	5,377	2,437,072
Northrop Grumman Corp.	2,588	1,211,546
RTX Corp.	30,900	2,599,926
Textron, Inc.	3,799	305,516
TransDigm Group, Inc.	503	508,835

Total Aerospace & Defense		9,528,083

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	1,323	114,294
Expeditors International of Washington, Inc.	2,341	297,775
FedEx Corp.	5,243	1,326,322
United Parcel Service, Inc., Class B	18,975	2,983,439

Total Air Freight & Logistics		4,721,830

Automobiles - 1.4%
Ford Motor Co.	219,565	2,676,498
General Motors Co.	72,023	2,587,066
Tesla, Inc.*	20,036	4,978,545

Total Automobiles		10,242,109

Banks - 6.8%
Bank of America Corp.	337,114	11,350,628
Citigroup, Inc.	91,749	4,719,569
Citizens Financial Group, Inc.	21,695	718,972
Fifth Third Bancorp	25,999	896,706
First Citizens BancShares, Inc., Class A	475	674,011
Huntington Bancshares, Inc.	61,506	782,356
JPMorgan Chase & Co.	111,359	18,942,166
KeyCorp	22,596	325,382
M&T Bank Corp.	7,234	991,637
PNC Financial Services Group, Inc.	14,330	2,219,001
Regions Financial Corp.	42,796	829,386
U.S. Bancorp	43,594	1,886,748
Wells Fargo & Co.	137,377	6,761,696

Total Banks		51,098,258

Beverages - 1.4%
Brown-Forman Corp., Class B	3,790	216,409
Celsius Holdings, Inc.*	1,384	75,456
Coca-Cola Co.	68,256	4,022,326
Constellation Brands, Inc., Class A	2,825	682,944
Keurig Dr. Pepper, Inc.	24,933	830,767
Molson Coors Beverage Co., Class B	5,202	318,414
Monster Beverage Corp.*	8,589	494,812
PepsiCo, Inc.	21,521	3,655,127

Total Beverages		10,296,255

Biotechnology - 2.6%
AbbVie, Inc.	51,467	7,975,841
Alnylam Pharmaceuticals, Inc.*	742	142,026
Amgen, Inc.	12,386	3,567,416
Biogen, Inc.*	3,189	825,217
BioMarin Pharmaceutical, Inc.*	1,102	106,255
Exact Sciences Corp.*	1,243	91,957
Gilead Sciences, Inc.	36,371	2,946,415
Incyte Corp.*	1,782	111,892
Neurocrine Biosciences, Inc.*	651	85,776
Regeneron Pharmaceuticals, Inc.*	2,155	1,892,715
United Therapeutics Corp.*	839	184,488
Vertex Pharmaceuticals, Inc.*	3,696	1,503,865

Total Biotechnology		19,433,863

Broadline Retail - 3.1%
Amazon.com, Inc.*	146,853	22,312,845
eBay, Inc.	15,822	690,155

Total Broadline Retail		23,003,000

Building Products - 0.3%
Advanced Drainage Systems, Inc.	686	96,479
Builders FirstSource, Inc.*	3,914	653,403
Carlisle Cos., Inc.	815	254,630
Carrier Global Corp.	13,730	788,789
Lennox International, Inc.	186	83,239
Masco Corp.	3,964	265,509
Owens Corning	2,091	309,949

Total Building Products		2,451,998

Capital Markets - 3.0%
Ameriprise Financial, Inc.	2,795	1,061,625
Bank of New York Mellon Corp.	22,318	1,161,652
BlackRock, Inc.	2,495	2,025,441
Cboe Global Markets, Inc.	1,478	263,912
Charles Schwab Corp.	35,972	2,474,874
CME Group, Inc.	4,819	1,014,881
FactSet Research Systems, Inc.	361	172,215
Franklin Resources, Inc.	14,514	432,372
Goldman Sachs Group, Inc.	7,676	2,961,170
Intercontinental Exchange, Inc.	8,799	1,130,056
LPL Financial Holdings, Inc.	1,628	370,565
Moody’s Corp.	1,716	670,201
Morgan Stanley	41,252	3,846,749
Morningstar, Inc.	279	79,861
MSCI, Inc.	631	356,925
Nasdaq, Inc.	6,955	404,364
Northern Trust Corp.	4,513	380,807
Raymond James Financial, Inc.	5,028	560,622
S&P Global, Inc.	3,045	1,341,383
State Street Corp.	11,164	864,763
T Rowe Price Group, Inc.	5,411	582,711
Tradeweb Markets, Inc., Class A	776	70,523

Total Capital Markets		22,227,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2023

Investments	Shares	Value
Chemicals - 1.0%
Air Products & Chemicals, Inc.	3,072	$841,114
Albemarle Corp.(a)	7,160	1,034,477
Celanese Corp.	2,070	321,616
CF Industries Holdings, Inc.	9,103	723,689
Dow, Inc.	10,529	577,410
DuPont de Nemours, Inc.	6,879	529,201
Eastman Chemical Co.	2,573	231,107
Ecolab, Inc.	2,392	474,453
Mosaic Co.	13,175	470,743
PPG Industries, Inc.	3,589	536,735
RPM International, Inc.	1,554	173,473
Sherwin-Williams Co.	2,877	897,336
Westlake Corp.	3,304	462,428

Total Chemicals		7,273,782

Commercial Services & Supplies - 0.3%
Cintas Corp.	837	504,427
Copart, Inc.*	9,760	478,240
Republic Services, Inc.	3,474	572,897
Rollins, Inc.	3,664	160,007
Waste Management, Inc.	4,323	774,249

Total Commercial Services & Supplies		2,489,820

Communications Equipment - 1.2%
Arista Networks, Inc.*	4,394	1,034,831
Cisco Systems, Inc.	132,176	6,677,531
F5, Inc.*	2,849	509,914
Motorola Solutions, Inc.	2,931	917,667

Total Communications Equipment		9,139,943

Construction & Engineering - 0.1%
AECOM	1,720	158,980
EMCOR Group, Inc.	275	59,243
Quanta Services, Inc.	1,611	347,654

Total Construction & Engineering		565,877

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	725	361,710
Vulcan Materials Co.	1,344	305,101

Total Construction Materials		666,811

Consumer Finance - 0.9%
American Express Co.	15,838	2,967,091
Capital One Financial Corp.	14,711	1,928,907
Discover Financial Services	11,663	1,310,921
Synchrony Financial	19,590	748,142

Total Consumer Finance		6,955,061

Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos., Inc., Class A	24,451	562,373
Casey’s General Stores, Inc.	253	69,509
Costco Wholesale Corp.	3,762	2,483,221
Kroger Co.	23,328	1,066,323
Performance Food Group Co.*	1,923	132,975
Sysco Corp.	9,298	679,963
Target Corp.	9,169	1,305,849
U.S. Foods Holding Corp.*	2,722	123,606
Walmart, Inc.	39,852	6,282,668

Total Consumer Staples Distribution & Retail		12,706,487

Containers & Packaging - 0.2%
Avery Dennison Corp.	1,009	203,979
Ball Corp.	3,445	198,156
Crown Holdings, Inc.	1,480	136,293
International Paper Co.	6,277	226,914
Packaging Corp. of America	1,481	241,270
Westrock Co.	4,038	167,658

Total Containers & Packaging		1,174,270

Distributors - 0.1%
Genuine Parts Co.	2,819	390,432
LKQ Corp.	6,155	294,147
Pool Corp.	484	192,976

Total Distributors		877,555

Diversified REITs - 0.0%
WP Carey, Inc.	2,792	180,950

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	368,838	6,189,101
Verizon Communications, Inc.	185,281	6,985,094

Total Diversified Telecommunication Services		13,174,195

Electric Utilities - 1.1%
Alliant Energy Corp.	4,096	210,125
American Electric Power Co., Inc.	10,398	844,525
Constellation Energy Corp.	4,093	478,431
Duke Energy Corp.	13,758	1,335,076
Edison International	8,610	615,529
Entergy Corp.	3,924	397,070
Evergy, Inc.	3,758	196,168
Eversource Energy	8,101	499,994
Exelon Corp.	18,310	657,329
FirstEnergy Corp.	10,946	401,280
PG&E Corp.	42,882	773,162
PPL Corp.	11,288	305,905
Southern Co.	18,846	1,321,481
Xcel Energy, Inc.	8,446	522,892

Total Electric Utilities		8,558,967

Electrical Equipment - 0.3%
AMETEK, Inc.	2,868	472,904
Emerson Electric Co.	9,531	927,652
Hubbell, Inc.	620	203,937
Rockwell Automation, Inc.	1,408	437,156
Vertiv Holdings Co., Class A	2,754	132,275

Total Electrical Equipment		2,173,924

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	9,082	900,299
CDW Corp.	3,374	766,978
Corning, Inc.	28,799	876,929
Jabil, Inc.	5,731	730,129
Keysight Technologies, Inc.*	5,731	911,745
Teledyne Technologies, Inc.*	1,421	634,178

Total Electronic Equipment, Instruments & Components		4,820,258

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2023

Investments	Shares	Value
Energy Equipment & Services - 0.2%
Baker Hughes Co.	12,593	$430,429
Halliburton Co.	24,075	870,311

Total Energy Equipment & Services		1,300,740

Entertainment - 0.8%
Electronic Arts, Inc.	4,338	593,482
Liberty Media Corp.-Liberty Formula One, Class C*	1,627	102,712
Live Nation Entertainment, Inc.*	1,933	180,929
Netflix, Inc.*	4,984	2,426,610
Take-Two Interactive Software, Inc.*	1,087	174,952
Walt Disney Co.	26,237	2,368,939

Total Entertainment		5,847,624

Financial Services - 4.1%
Berkshire Hathaway, Inc., Class B*	35,345	12,606,148
Corebridge Financial, Inc.	34,792	753,595
Equitable Holdings, Inc.	16,287	542,357
Fidelity National Information Services, Inc.	18,494	1,110,935
Fiserv, Inc.*	12,077	1,604,309
FleetCor Technologies, Inc.*	1,540	435,219
Global Payments, Inc.	7,826	993,902
Jack Henry & Associates, Inc.	728	118,962
Mastercard, Inc., Class A	9,462	4,035,638
PayPal Holdings, Inc.*	32,663	2,005,835
Visa, Inc., Class A	25,130	6,542,595

Total Financial Services		30,749,495

Food Products - 1.0%
Archer-Daniels-Midland Co.	18,850	1,361,347
Campbell Soup Co.	5,927	256,224
Conagra Brands, Inc.	14,901	427,063
General Mills, Inc.	12,939	842,846
Hershey Co.	3,357	625,879
Hormel Foods Corp.	8,006	257,073
J M Smucker Co.	2,417	305,460
Kellanova	8,017	448,231
Kraft Heinz Co.	34,673	1,282,208
Lamb Weston Holdings, Inc.	1,791	193,589
McCormick & Co., Inc., Non-Voting Shares	2,728	186,650
Mondelez International, Inc., Class A	20,445	1,480,831
Tyson Foods, Inc., Class A	2,636	141,685

Total Food Products		7,809,086

Gas Utilities - 0.0%
Atmos Energy Corp.	2,154	249,649

Ground Transportation - 0.8%
CSX Corp.	38,496	1,334,656
JB Hunt Transport Services, Inc.	1,255	250,674
Norfolk Southern Corp.	3,925	927,792
Old Dominion Freight Line, Inc.	1,017	412,221
Saia, Inc.*	101	44,260
Uber Technologies, Inc.*	11,924	734,161
Union Pacific Corp.	9,447	2,320,372
XPO, Inc.*	738	64,641

Total Ground Transportation		6,088,777

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	24,471	2,693,523
Align Technology, Inc.*	753	206,322
Becton Dickinson & Co.	4,964	1,210,372
Boston Scientific Corp.*	17,610	1,018,034
Cooper Cos., Inc.	497	188,085
Dexcom, Inc.*	2,394	297,071
Edwards Lifesciences Corp.*	5,846	445,757
GE HealthCare Technologies, Inc.	8,308	642,375
Hologic, Inc.*	4,323	308,878
IDEXX Laboratories, Inc.*	577	320,264
Insulet Corp.*	473	102,632
Intuitive Surgical, Inc.*	2,187	737,806
ResMed, Inc.	1,677	288,478
Stryker Corp.	4,449	1,332,297
Teleflex, Inc.	546	136,140
Zimmer Biomet Holdings, Inc.	3,851	468,667

Total Health Care Equipment & Supplies		10,396,701

Health Care Providers & Services - 3.4%
Cardinal Health, Inc.	5,318	536,054
Cencora, Inc.	4,225	867,731
Centene Corp.*	17,516	1,299,862
Cigna Group	9,370	2,805,846
CVS Health Corp.	54,870	4,332,535
Elevance Health, Inc.	5,610	2,645,452
HCA Healthcare, Inc.	6,762	1,830,338
Humana, Inc.	2,297	1,051,590
Laboratory Corp. of America Holdings	1,763	400,712
McKesson Corp.	2,890	1,338,012
Molina Healthcare, Inc.*	876	316,508
Quest Diagnostics, Inc.	2,223	306,507
UnitedHealth Group, Inc.	14,638	7,706,468

Total Health Care Providers & Services		25,437,615

Health Care REITs - 0.1%
Ventas, Inc.	2,178	108,551
Welltower, Inc.	3,240	292,151

Total Health Care REITs		400,702

Health Care Technology - 0.0%
Veeva Systems, Inc., Class A*	1,081	208,114

Hotel & Resort REITs - 0.0%
Host Hotels & Resorts, Inc.	11,918	232,043

Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc., Class A*	13,931	1,896,566
Booking Holdings, Inc.*	586	2,078,671
Chipotle Mexican Grill, Inc.*	204	466,540
Darden Restaurants, Inc.	2,112	347,002
Domino’s Pizza, Inc.	387	159,533
Expedia Group, Inc.*	3,233	490,737
Hilton Worldwide Holdings, Inc.	2,759	502,386

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2023

Investments	Shares	Value
Las Vegas Sands Corp.	5,764	$283,646
Marriott International, Inc., Class A	4,003	902,717
McDonald’s Corp.	10,126	3,002,460
MGM Resorts International*	2,137	95,481
Starbucks Corp.	14,384	1,381,008
Yum! Brands, Inc.	3,386	442,415

Total Hotels, Restaurants & Leisure		12,049,162

Household Durables - 0.7%
DR Horton, Inc.	12,493	1,898,686
Lennar Corp., Class A	10,070	1,500,833
NVR, Inc.*	78	546,035
PulteGroup, Inc.	9,864	1,018,162
TopBuild Corp.*	336	125,751

Total Household Durables		5,089,467

Household Products - 1.0%
Church & Dwight Co., Inc.	2,672	252,664
Clorox Co.	1,098	156,564
Colgate-Palmolive Co.	10,297	820,774
Kimberly-Clark Corp.	5,849	710,712
Procter & Gamble Co.	36,345	5,325,996

Total Household Products		7,266,710

Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	10,314	397,295

Industrial Conglomerates - 0.7%
3M Co.	16,903	1,847,836
General Electric Co.	9,351	1,193,468
Honeywell International, Inc.	10,460	2,193,567

Total Industrial Conglomerates		5,234,871

Industrial REITs - 0.2%
Prologis, Inc.	9,229	1,230,226
Rexford Industrial Realty, Inc.	1,601	89,816

Total Industrial REITs		1,320,042

Insurance - 1.9%
Aflac, Inc.	17,023	1,404,398
American International Group, Inc.	23,543	1,595,038
Arthur J Gallagher & Co.	2,165	486,865
Brown & Brown, Inc.	3,225	229,330
Cincinnati Financial Corp.	2,232	230,923
CNA Financial Corp.	7,925	335,307
Erie Indemnity Co., Class A	334	111,863
Fidelity National Financial, Inc.	7,364	375,711
Globe Life, Inc.	1,788	217,635
Hartford Financial Services Group, Inc.	10,558	848,652
Loews Corp.	5,359	372,933
Markel Group, Inc.*	452	641,795
Marsh & McLennan Cos., Inc.	6,213	1,177,177
MetLife, Inc.	28,955	1,914,794
Principal Financial Group, Inc.	6,719	528,584
Progressive Corp.	5,415	862,501
Prudential Financial, Inc.	14,500	1,503,795
Reinsurance Group of America, Inc.	1,809	292,660
Travelers Cos., Inc.	4,668	889,207
WR Berkley Corp.	4,458	315,270

Total Insurance		14,334,438

Interactive Media & Services - 7.8%
Alphabet, Inc., Class A*	261,039	36,464,538
Meta Platforms, Inc., Class A*	61,615	21,809,246
Pinterest, Inc., Class A*	4,810	178,162

Total Interactive Media & Services		58,451,946

IT Services - 1.2%
Akamai Technologies, Inc.*	4,869	576,246
Cloudflare, Inc., Class A*	3,920	326,379
Cognizant Technology Solutions Corp., Class A	14,800	1,117,844
EPAM Systems, Inc.*	1,939	576,542
Gartner, Inc.*	1,327	598,623
GoDaddy, Inc., Class A*	3,524	374,108
International Business Machines Corp.	20,479	3,349,341
MongoDB, Inc.*	714	291,919
Okta, Inc.*	4,565	413,270
Snowflake, Inc., Class A*	2,141	426,059
Twilio, Inc., Class A*	5,590	424,113
VeriSign, Inc.*	2,275	468,559

Total IT Services		8,943,003

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	3,707	515,384
Avantor, Inc.*	8,757	199,922
Bio-Techne Corp.	1,214	93,672
Charles River Laboratories International, Inc.*	642	151,769
Danaher Corp.	9,819	2,271,527
IQVIA Holdings, Inc.*	2,694	623,338
Mettler-Toledo International, Inc.*	230	278,981
Thermo Fisher Scientific, Inc.	5,832	3,095,567
Waters Corp.*	611	201,160
West Pharmaceutical Services, Inc.	642	226,061

Total Life Sciences Tools & Services		7,657,381

Machinery - 2.1%
Caterpillar, Inc.	13,932	4,119,274
Cummins, Inc.	4,142	992,299
Deere & Co.	9,780	3,910,729
Dover Corp.	2,798	430,360
Fortive Corp.	5,110	376,249
Graco, Inc.	1,965	170,483
IDEX Corp.	751	163,050
Illinois Tool Works, Inc.	3,674	962,368
Ingersoll Rand, Inc.	5,589	432,253
Lincoln Electric Holdings, Inc.	74	16,092
Nordson Corp.	654	172,761
Otis Worldwide Corp.	5,449	487,522
PACCAR, Inc.	15,202	1,484,475
Parker-Hannifin Corp.	2,474	1,139,772
Snap-on, Inc.	1,032	298,083
Stanley Black & Decker, Inc.	841	82,502
Westinghouse Air Brake Technologies Corp.	3,019	383,111
Xylem, Inc.	1,680	192,125

Total Machinery		15,813,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2023

Investments	Shares	Value
Media - 1.3%
Charter Communications, Inc., Class A*	4,237	$1,646,837
Comcast Corp., Class A	141,114	6,187,849
Fox Corp., Class A	17,552	520,768
Interpublic Group of Cos., Inc.	9,649	314,943
Liberty Broadband Corp., Class C*	2,203	177,540
News Corp., Class A	6,399	157,095
Omnicom Group, Inc.	5,602	484,629
Sirius XM Holdings, Inc.(a)	80,076	438,016
Trade Desk, Inc., Class A*	3,168	227,969

Total Media		10,155,646

Metals & Mining - 0.6%
Nucor Corp.	10,403	1,810,538
Reliance Steel & Aluminum Co.	1,485	415,325
Southern Copper Corp.	13,265	1,141,719
Steel Dynamics, Inc.	8,291	979,167

Total Metals & Mining		4,346,749

Multi-Utilities - 0.6%
Ameren Corp.	3,562	257,675
CenterPoint Energy, Inc.	10,372	296,328
CMS Energy Corp.	4,244	246,449
Consolidated Edison, Inc.	5,767	524,624
Dominion Energy, Inc.	20,039	941,833
DTE Energy Co.	2,990	329,677
NiSource, Inc.	6,621	175,788
Public Service Enterprise Group, Inc.	8,207	501,858
Sempra	12,752	952,957
WEC Energy Group, Inc.	4,508	379,438

Total Multi-Utilities		4,606,627

Office REITs - 0.0%
Alexandria Real Estate Equities, Inc.	1,013	128,418

Oil, Gas & Consumable Fuels - 7.2%
APA Corp.	12,238	439,099
Cheniere Energy, Inc.	13,753	2,347,775
Chesapeake Energy Corp.	3,791	291,680
Chevron Corp.	64,756	9,659,005
ConocoPhillips	34,562	4,011,611
Coterra Energy, Inc.	29,656	756,821
Devon Energy Corp.	29,312	1,327,834
Diamondback Energy, Inc.	7,885	1,222,806
EOG Resources, Inc.	19,131	2,313,894
EQT Corp.	6,385	246,844
Exxon Mobil Corp.	151,615	15,158,468
Hess Corp.	3,581	516,237
HF Sinclair Corp.	10,021	556,867
Kinder Morgan, Inc.	44,418	783,534
Marathon Oil Corp.	21,483	519,029
Marathon Petroleum Corp.	21,336	3,165,409
Occidental Petroleum Corp.	26,156	1,561,775
ONEOK, Inc.	11,126	781,268
Ovintiv, Inc.	9,413	413,419
Phillips 66	21,337	2,840,808
Pioneer Natural Resources Co.	8,046	1,809,384
Targa Resources Corp.	1,909	165,835
Valero Energy Corp.	18,895	2,456,350
Williams Cos., Inc.	19,756	688,101

Total Oil, Gas & Consumable Fuels		54,033,853

Passenger Airlines - 0.3%
Delta Air Lines, Inc.	33,707	1,356,032
Southwest Airlines Co.	6,110	176,457
United Airlines Holdings, Inc.*	18,342	756,791

Total Passenger Airlines		2,289,280

Personal Care Products - 0.1%
Coty, Inc., Class A*	7,078	87,909
Kenvue, Inc.	37,898	815,944

Total Personal Care Products		903,853

Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	109,478	5,617,316
Eli Lilly & Co.	6,004	3,499,852
Johnson & Johnson	60,681	9,511,140
Merck & Co., Inc.	27,166	2,961,637
Zoetis, Inc.	4,229	834,678

Total Pharmaceuticals		22,424,623

Professional Services - 0.5%
Automatic Data Processing, Inc.	5,029	1,171,606
Booz Allen Hamilton Holding Corp.	1,539	196,853
Broadridge Financial Solutions, Inc.	1,415	291,136
Ceridian HCM Holding, Inc.*	1,285	86,249
Equifax, Inc.	1,119	276,718
Jacobs Solutions, Inc.	2,000	259,600
Leidos Holdings, Inc.	2,699	292,140
Paychex, Inc.	3,834	456,668
Paycom Software, Inc.	597	123,412
SS&C Technologies Holdings, Inc.	5,782	353,338
Verisk Analytics, Inc.	1,362	325,327

Total Professional Services		3,833,047

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	4,645	432,403
CoStar Group, Inc.*	2,738	239,274

Total Real Estate Management & Development		671,677

Residential REITs - 0.2%
American Homes 4 Rent, Class A	2,323	83,535
AvalonBay Communities, Inc.	1,521	284,762
Camden Property Trust	743	73,772
Equity LifeStyle Properties, Inc.	1,801	127,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2023

Investments	Shares	Value
Equity Residential	3,025	$185,009
Essex Property Trust, Inc.	470	116,532
Invitation Homes, Inc.	4,256	145,172
Mid-America Apartment Communities, Inc.	930	125,048
Sun Communities, Inc.	739	98,767
UDR, Inc.	2,524	96,644

Total Residential REITs		1,336,284

Retail REITs - 0.2%
Kimco Realty Corp.	4,165	88,756
Realty Income Corp.	4,718	270,908
Regency Centers Corp.	1,879	125,893
Simon Property Group, Inc.	5,227	745,579

Total Retail REITs		1,231,136

Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices, Inc.	11,299	2,243,529
Applied Materials, Inc.	18,687	3,028,602
Broadcom, Inc.	7,351	8,205,554
Enphase Energy, Inc.*	4,906	648,279
Intel Corp.	28,864	1,450,416
KLA Corp.	2,776	1,613,689
Lam Research Corp.	2,561	2,005,929
Microchip Technology, Inc.	17,830	1,607,909
Monolithic Power Systems, Inc.	812	512,193
NVIDIA Corp.	23,127	11,452,953
ON Semiconductor Corp.*	15,127	1,263,558
QUALCOMM, Inc.	28,187	4,076,686
Skyworks Solutions, Inc.	7,247	814,708
Teradyne, Inc.	4,436	481,395
Texas Instruments, Inc.	17,579	2,996,516

Total Semiconductors & Semiconductor Equipment		42,401,916

Software - 9.4%
Adobe, Inc.*	4,719	2,815,355
ANSYS, Inc.*	1,826	662,619
AppLovin Corp., Class A*	7,947	316,688
Atlassian Corp., Class A*	2,064	490,943
Autodesk, Inc.*	3,789	922,546
Bentley Systems, Inc., Class B	6,693	349,241
Cadence Design Systems, Inc.*	2,581	702,987
Crowdstrike Holdings, Inc., Class A*	1,962	500,938
Datadog, Inc., Class A*	3,535	429,078
Dynatrace, Inc.*	6,698	366,314
Fair Isaac Corp.*	354	412,060
Fortinet, Inc.*	13,469	788,341
Gen Digital, Inc.	30,268	690,716
HubSpot, Inc.*	676	392,445
Intuit, Inc.	3,082	1,926,342
Manhattan Associates, Inc.*	1,259	271,088
Microsoft Corp.	111,850	42,060,074
Nutanix, Inc., Class A*	7,085	337,884
Oracle Corp.	48,960	5,161,853
Palantir Technologies, Inc., Class A*	23,388	401,572
Palo Alto Networks, Inc.*	2,937	866,063
PTC, Inc.*	2,595	454,021
Roper Technologies, Inc.	1,582	862,459
Salesforce, Inc.*	11,868	3,122,945
ServiceNow, Inc.*	1,455	1,027,943
Splunk, Inc.*	3,535	538,557
Synopsys, Inc.*	1,551	798,625
Tyler Technologies, Inc.*	895	374,217
Unity Software, Inc.*(a)	11,071	452,693
Workday, Inc., Class A*	2,750	759,165
Zoom Video Communications, Inc., Class A*	11,931	857,958
Zscaler, Inc.*	1,858	411,658

Total Software		70,525,388

Specialized REITs - 0.6%
American Tower Corp.	2,841	613,315
Crown Castle, Inc.	4,007	461,566
Digital Realty Trust, Inc.	2,424	326,222
Equinix, Inc.	585	471,153
Extra Space Storage, Inc.	1,679	269,194
Gaming & Leisure Properties, Inc.	3,334	164,533
Iron Mountain, Inc.	2,815	196,994
Public Storage	2,336	712,480
SBA Communications Corp.	642	162,869
VICI Properties, Inc.	23,323	743,537
Weyerhaeuser Co.	6,606	229,691

Total Specialized REITs		4,351,554

Specialty Retail - 1.9%
AutoZone, Inc.*	314	811,881
Best Buy Co., Inc.	5,387	421,694
Burlington Stores, Inc.*	460	89,461
Five Below, Inc.*	311	66,293
Floor & Decor Holdings, Inc., Class A*	560	62,474
Home Depot, Inc.	17,026	5,900,360
Lowe’s Cos., Inc.	13,419	2,986,398
O’Reilly Automotive, Inc.*	811	770,515
Penske Automotive Group, Inc.	2,005	321,823
Ross Stores, Inc.	4,056	561,310
TJX Cos., Inc.	15,096	1,416,156
Tractor Supply Co.	1,493	321,040
Ulta Beauty, Inc.*	768	376,312
Williams-Sonoma, Inc.	1,229	247,988

Total Specialty Retail		14,353,705

Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	214,130	41,226,449
Hewlett Packard Enterprise Co.	71,635	1,216,362
HP, Inc.	49,683	1,494,961
NetApp, Inc.	7,364	649,210
Pure Storage, Inc., Class A*	12,980	462,867
Super Micro Computer, Inc.*	1,860	528,724

Total Technology Hardware, Storage & Peripherals		45,578,573

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2023

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp.*	269	$179,808
NIKE, Inc., Class B	14,622	1,587,510

Total Textiles, Apparel & Luxury Goods		1,767,318

Tobacco - 0.8%
Altria Group, Inc.	72,147	2,910,410
Philip Morris International, Inc.	35,372	3,327,798

Total Tobacco		6,238,208

Trading Companies & Distributors - 0.3%
Fastenal Co.	5,844	378,516
United Rentals, Inc.	1,931	1,107,274
Watsco, Inc.	476	203,952
WW Grainger, Inc.	716	593,342

Total Trading Companies & Distributors		2,283,084

Water Utilities - 0.1%
American Water Works Co., Inc.	1,924	253,949
Essential Utilities, Inc.	3,706	138,419

Total Water Utilities		392,368

Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	17,324	2,777,557

Total United States		745,670,201

South Korea - 0.0%

Broadline Retail - 0.0%
Coupang, Inc.*	11,360	183,918

TOTAL COMMON STOCKS (Cost: $613,898,423)		745,854,119

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree U.S. High Dividend Fund(b) (Cost: $1,795,236)	23,213	1,907,644

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $300,679)	300,679	300,679

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $615,994,338)		748,062,442
Other Assets less Liabilities - 0.1%		681,854

NET ASSETS - 100.0%		$748,744,296

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,925,186 and the total market value of the collateral held by the Fund was $2,034,879. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,734,200.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree U.S. High Dividend Fund	$151,624	$5,870,964	$4,151,416	$(50,690)	$87,162	$1,907,644	$57,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$745,854,119	$—	$—	$745,854,119
Exchange-Traded Fund	1,907,644	—	—	1,907,644
Investment of Cash Collateral for Securities Loaned	—	300,679	—	300,679

Total Investments in Securities	$747,761,763	$300,679	$—	$748,062,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.5%

United States - 99.2%

Aerospace & Defense - 1.0%
BWX Technologies, Inc.	90,165	$6,918,361
Curtiss-Wright Corp.	19,037	4,241,253
Hexcel Corp.	56,267	4,149,691
Huntington Ingalls Industries, Inc.	44,683	11,601,494
Moog, Inc., Class A	16,237	2,350,793
Woodward, Inc.	34,840	4,742,769

Total Aerospace & Defense		34,004,361

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	168,363	14,544,880

Automobile Components - 0.8%
BorgWarner, Inc.	184,170	6,602,495
Gentex Corp.	296,212	9,674,284
Lear Corp.	69,978	9,881,593

Total Automobile Components		26,158,372

Automobiles - 0.4%
Harley-Davidson, Inc.	182,216	6,712,837
Thor Industries, Inc.	59,407	7,024,878

Total Automobiles		13,737,715

Banks - 8.6%
Bank OZK	291,358	14,518,369
BOK Financial Corp.	105,964	9,075,817
Cadence Bank	342,107	10,122,946
Columbia Banking System, Inc.	632,975	16,887,773
Comerica, Inc.	394,310	22,006,441
Commerce Bancshares, Inc.	143,846	7,682,815
Cullen/Frost Bankers, Inc.	118,326	12,837,188
East West Bancorp, Inc.	304,631	21,918,201
First Financial Bankshares, Inc.	209,673	6,353,092
FNB Corp.(a)	770,680	10,612,264
Glacier Bancorp, Inc.(a)	225,845	9,331,915
Home BancShares, Inc.	491,258	12,443,565
New York Community Bancorp, Inc.	2,320,539	23,739,114
Old National Bancorp	557,860	9,422,255
Pinnacle Financial Partners, Inc.(a)	55,447	4,836,087
Prosperity Bancshares, Inc.	175,149	11,862,842
SouthState Corp.	108,974	9,202,854
Synovus Financial Corp.	350,968	13,213,945
United Bankshares, Inc.	308,993	11,602,687
Valley National Bancorp	1,220,144	13,250,764
Webster Financial Corp.	304,155	15,438,908
Western Alliance Bancorp(a)	163,679	10,768,441
Wintrust Financial Corp.	87,139	8,082,142
Zions Bancorp NA	336,317	14,754,227

Total Banks		299,964,652

Beverages - 0.6%
Coca-Cola Consolidated, Inc.	4,256	3,951,270
Molson Coors Beverage Co., Class B	277,750	17,001,078

Total Beverages		20,952,348

Broadline Retail - 0.4%
Dillard’s, Inc., Class A	6,313	2,548,243
Macy’s, Inc.	579,609	11,661,733

Total Broadline Retail		14,209,976

Building Products - 2.9%
A O Smith Corp.	115,511	9,522,727
AAON, Inc.	45,836	3,385,905
Advanced Drainage Systems, Inc.	40,661	5,718,563
Armstrong World Industries, Inc.(a)	49,969	4,912,952
Carlisle Cos., Inc.	31,289	9,775,622
Fortune Brands Innovations, Inc.	87,815	6,686,234
Lennox International, Inc.	29,550	13,224,216
Masco Corp.	308,225	20,644,911
Owens Corning	72,734	10,781,361
Simpson Manufacturing Co., Inc.	25,658	5,079,771
UFP Industries, Inc.	57,945	7,274,995
Zurn Elkay Water Solutions Corp.(a)	128,022	3,765,127

Total Building Products		100,772,384

Capital Markets - 4.4%
Affiliated Managers Group, Inc.	17,573	2,660,904
Blue Owl Capital, Inc.	986,577	14,699,997
Carlyle Group, Inc.(a)	715,783	29,125,210
Evercore, Inc., Class A	45,623	7,803,814
Franklin Resources, Inc.	1,158,835	34,521,695
Hamilton Lane, Inc., Class A	57,352	6,506,011
Houlihan Lokey, Inc.	60,397	7,242,204
Interactive Brokers Group, Inc., Class A	53,656	4,448,082
Jefferies Financial Group, Inc.	373,017	15,073,617
MarketAxess Holdings, Inc.	24,451	7,160,475
Morningstar, Inc.	21,990	6,294,418
SEI Investments Co.	149,662	9,511,020
Stifel Financial Corp.	129,010	8,921,042

Total Capital Markets		153,968,489

Chemicals - 4.3%
Albemarle Corp.(a)	89,904	12,989,330
Ashland, Inc.	58,565	4,937,615
Balchem Corp.	17,718	2,635,553
Cabot Corp.	96,105	8,024,767
Celanese Corp.(a)	109,164	16,960,811
CF Industries Holdings, Inc.	214,120	17,022,540
Chemours Co.	275,693	8,695,357
Eastman Chemical Co.	224,449	20,160,009
Element Solutions, Inc.	236,889	5,481,611
H B Fuller Co.(a)	40,383	3,287,580
Huntsman Corp.	362,488	9,109,323
Mosaic Co.	396,016	14,149,652
NewMarket Corp.	12,825	7,000,270
Olin Corp.	124,619	6,723,195
RPM International, Inc.	115,825	12,929,545

Total Chemicals		150,107,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2023

Investments	Shares	Value
Commercial Services & Supplies - 0.3%
MSA Safety, Inc.	26,448	$4,465,216
Tetra Tech, Inc.	27,001	4,507,277

Total Commercial Services & Supplies		8,972,493

Communications Equipment - 0.7%
Juniper Networks, Inc.	497,698	14,672,137
Ubiquiti, Inc.(a)	74,185	10,353,259

Total Communications Equipment		25,025,396

Construction & Engineering - 0.8%
AECOM	74,888	6,921,898
Comfort Systems USA, Inc.	19,589	4,028,870
EMCOR Group, Inc.	24,102	5,192,294
MDU Resources Group, Inc.	305,948	6,057,770
Valmont Industries, Inc.	15,548	3,630,613

Total Construction & Engineering		25,831,445

Construction Materials - 0.1%
Eagle Materials, Inc.	20,136	4,084,386

Consumer Finance - 1.9%
Ally Financial, Inc.	571,025	19,940,193
FirstCash Holdings, Inc.	47,926	5,194,699
OneMain Holdings, Inc.	380,835	18,737,082
Synchrony Financial	595,641	22,747,530

Total Consumer Finance		66,619,504

Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos., Inc., Class A	933,080	21,460,840
Casey’s General Stores, Inc.	20,647	5,672,557

Total Consumer Staples Distribution & Retail		27,133,397

Containers & Packaging - 4.0%
AptarGroup, Inc.	67,101	8,295,026
Berry Global Group, Inc.	109,844	7,402,387
Crown Holdings, Inc.	73,715	6,788,414
Graphic Packaging Holding Co.	428,383	10,559,641
International Paper Co.	840,142	30,371,133
Packaging Corp. of America	194,519	31,689,090
Sealed Air Corp.(a)	206,633	7,546,237
Silgan Holdings, Inc.	109,166	4,939,762
Sonoco Products Co.	280,086	15,648,405
Westrock Co.	382,735	15,891,157

Total Containers & Packaging		139,131,252

Distributors - 0.8%
LKQ Corp.	365,351	17,460,124
Pool Corp.	25,987	10,361,277

Total Distributors		27,821,401

Diversified Consumer Services - 1.0%
ADT, Inc.	1,096,051	7,475,068
H&R Block, Inc.(a)	328,682	15,898,348
Service Corp. International	144,620	9,899,239

Total Diversified Consumer Services		33,272,655

Diversified REITs - 1.0%
WP Carey, Inc.	505,040	32,731,642

Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc.	103,625	4,265,205

Electric Utilities - 4.0%
Alliant Energy Corp.	437,811	22,459,704
Evergy, Inc.	566,536	29,573,179
IDACORP, Inc.	90,447	8,892,749
NRG Energy, Inc.	358,218	18,519,871
OGE Energy Corp.	643,216	22,467,535
Pinnacle West Capital Corp.	362,337	26,030,290
Portland General Electric Co.	238,026	10,316,047

Total Electric Utilities		138,259,375

Electrical Equipment - 0.3%
Acuity Brands, Inc.	15,797	3,235,700
Regal Rexnord Corp.	43,770	6,478,835

Total Electrical Equipment		9,714,535

Electronic Equipment, Instruments & Components - 1.0%
Avnet, Inc.	142,061	7,159,874
Badger Meter, Inc.	21,422	3,306,914
Jabil, Inc.	67,599	8,612,113
Littelfuse, Inc.	17,612	4,712,267
TD SYNNEX Corp.	72,510	7,802,801
Vontier Corp.	74,410	2,570,865

Total Electronic Equipment, Instruments & Components		34,164,834

Energy Equipment & Services - 0.5%
ChampionX Corp.	200,854	5,866,945
NOV, Inc.	260,710	5,287,199
Patterson-UTI Energy, Inc.	617,071	6,664,367

Total Energy Equipment & Services		17,818,511

Entertainment - 0.2%
Endeavor Group Holdings, Inc., Class A	186,532	4,426,404
TKO Group Holdings, Inc.	44,745	3,650,297

Total Entertainment		8,076,701

Financial Services - 3.6%
Corebridge Financial, Inc.	1,409,600	30,531,936
Enact Holdings, Inc.	300,754	8,688,783
Equitable Holdings, Inc.	486,150	16,188,795
Jack Henry & Associates, Inc.	50,146	8,194,358
Jackson Financial, Inc., Class A	221,732	11,352,678
MGIC Investment Corp.	586,602	11,315,553
PennyMac Financial Services, Inc.(a)	35,635	3,149,065
Radian Group, Inc.	428,020	12,219,971
Voya Financial, Inc.	124,171	9,059,516
Western Union Co.	1,231,383	14,678,085

Total Financial Services		125,378,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2023

Investments	Shares	Value
Food Products - 3.8%
Campbell Soup Co.	541,968	$23,429,277
Conagra Brands, Inc.	1,136,172	32,562,689
Flowers Foods, Inc.	665,557	14,981,688
Ingredion, Inc.	147,218	15,977,570
J M Smucker Co.	191,987	24,263,317
Lamb Weston Holdings, Inc.	85,461	9,237,479
Lancaster Colony Corp.	47,369	7,881,728
Seaboard Corp.	588	2,099,219

Total Food Products		130,432,967

Gas Utilities - 1.4%
National Fuel Gas Co.	277,732	13,933,815
New Jersey Resources Corp.	201,444	8,980,374
Southwest Gas Holdings, Inc.	156,961	9,943,479
UGI Corp.	658,779	16,205,963

Total Gas Utilities		49,063,631

Ground Transportation - 0.6%
Landstar System, Inc.	50,768	9,831,223
Ryder System, Inc.	70,550	8,117,483
Schneider National, Inc., Class B	109,453	2,785,579

Total Ground Transportation		20,734,285

Health Care Equipment & Supplies - 0.4%
Dentsply Sirona, Inc.	207,206	7,374,462
Teleflex, Inc.	23,842	5,944,764

Total Health Care Equipment & Supplies		13,319,226

Health Care Providers & Services - 0.5%
Chemed Corp.	7,645	4,470,414
Encompass Health Corp.	80,279	5,356,215
Ensign Group, Inc.	27,944	3,135,596
Universal Health Services, Inc., Class B	32,280	4,920,763

Total Health Care Providers & Services		17,882,988

Hotel & Resort REITs - 0.6%
Host Hotels & Resorts, Inc.	752,076	14,642,920
Ryman Hospitality Properties, Inc.	56,703	6,240,732

Total Hotel & Resort REITs		20,883,652

Hotels, Restaurants & Leisure - 2.7%
Aramark	210,927	5,927,049
Boyd Gaming Corp.	95,452	5,976,250
Choice Hotels International, Inc.	47,039	5,329,519
Churchill Downs, Inc.	38,720	5,224,489
Domino’s Pizza, Inc.	33,154	13,667,073
Hyatt Hotels Corp., Class A(a)	22,221	2,897,841
Texas Roadhouse, Inc.	100,468	12,280,204
Vail Resorts, Inc.	74,643	15,934,041
Wendy’s Co.	659,429	12,845,677
Wingstop, Inc.	15,487	3,973,654
Wyndham Hotels & Resorts, Inc.	122,807	9,874,911

Total Hotels, Restaurants & Leisure		93,930,708

Household Durables - 0.8%
Installed Building Products, Inc.	23,462	4,289,323
KB Home	105,770	6,606,394
Meritage Homes Corp.	17,458	3,041,184
Tempur Sealy International, Inc.	107,115	5,459,652
Toll Brothers, Inc.	94,646	9,728,662

Total Household Durables		29,125,215

Household Products - 0.3%
Reynolds Consumer Products, Inc.	388,623	10,430,641

Independent Power & Renewable Electricity Producers - 1.1%
Clearway Energy, Inc., Class A	103,135	2,638,193
Clearway Energy, Inc., Class C(a)	278,431	7,637,362
Ormat Technologies, Inc.	36,377	2,757,013
Vistra Corp.	622,059	23,961,713

Total Independent Power & Renewable Electricity Producers		36,994,281

Industrial REITs - 0.8%
Americold Realty Trust, Inc.	140,016	4,238,284
EastGroup Properties, Inc.	24,971	4,583,177
First Industrial Realty Trust, Inc.	65,426	3,445,988
Rexford Industrial Realty, Inc.	101,824	5,712,327
STAG Industrial, Inc.	212,496	8,342,593
Terreno Realty Corp.	43,257	2,710,916

Total Industrial REITs		29,033,285

Insurance - 5.8%
American Equity Investment Life Holding Co.*	54,248	3,027,038
American Financial Group, Inc.	103,610	12,318,193
Assurant, Inc.	67,787	11,421,432
CNA Financial Corp.	514,226	21,756,902
F&G Annuities & Life, Inc.(a)	140,546	6,465,116
Fidelity National Financial, Inc.	561,979	28,672,169
First American Financial Corp.	187,755	12,098,932
Globe Life, Inc.	55,832	6,795,871
Hanover Insurance Group, Inc.	50,520	6,134,138
Kinsale Capital Group, Inc.	11,925	3,993,802
Lincoln National Corp.	556,737	15,015,197
Old Republic International Corp.	714,252	20,999,009
Primerica, Inc.	37,928	7,804,065
Reinsurance Group of America, Inc.	104,473	16,901,642
RLI Corp.	54,158	7,209,513
Selective Insurance Group, Inc.	66,848	6,650,039
Unum Group	343,214	15,520,137

Total Insurance		202,783,195

Leisure Products - 0.6%
Acushnet Holdings Corp.(a)	82,010	5,180,571
Brunswick Corp.	79,673	7,708,363
Polaris, Inc.	97,279	9,219,131

Total Leisure Products		22,108,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2023

Investments	Shares	Value
Life Sciences Tools & Services - 0.3%
Bio-Techne Corp.	80,010	$6,173,572
Bruker Corp.	75,452	5,544,213

Total Life Sciences Tools & Services		11,717,785

Machinery - 5.5%
AGCO Corp.	62,849	7,630,497
Allison Transmission Holdings, Inc.	130,116	7,566,245
Crane Co.	28,823	3,405,149
Donaldson Co., Inc.	154,315	10,084,485
Esab Corp.	27,713	2,400,500
Federal Signal Corp.	36,445	2,796,789
Flowserve Corp.	217,453	8,963,413
Franklin Electric Co., Inc.	44,625	4,313,006
Graco, Inc.	104,491	9,065,639
IDEX Corp.	49,464	10,739,129
ITT, Inc.	74,439	8,882,062
Lincoln Electric Holdings, Inc.	64,121	13,943,753
Mueller Industries, Inc.	138,390	6,525,089
Nordson Corp.	33,665	8,892,947
Oshkosh Corp.	62,704	6,797,741
Snap-on, Inc.	103,219	29,813,776
Stanley Black & Decker, Inc.	271,259	26,610,508
Timken Co.	103,888	8,326,623
Toro Co.	94,365	9,058,096
Watts Water Technologies, Inc., Class A	20,762	4,325,555

Total Machinery		190,141,002

Media - 1.9%
Fox Corp., Class A	257,749	7,647,413
Fox Corp., Class B	242,241	6,697,964
Interpublic Group of Cos., Inc.	770,289	25,142,233
New York Times Co., Class A	128,946	6,317,065
News Corp., Class A	231,808	5,690,886
News Corp., Class B(a)	139,894	3,598,074
Nexstar Media Group, Inc.	72,298	11,332,711

Total Media		66,426,346

Metals & Mining - 0.6%
Alpha Metallurgical Resources, Inc.	9,841	3,335,312
Commercial Metals Co.	99,229	4,965,419
Royal Gold, Inc.	51,402	6,217,586
U.S. Steel Corp.(a)	114,526	5,571,690

Total Metals & Mining		20,090,007

Multi-Utilities - 0.6%
NiSource, Inc.	798,163	21,191,228

Office REITs - 0.1%
Kilroy Realty Corp.	52,198	2,079,568

Oil, Gas & Consumable Fuels - 6.4%
Antero Midstream Corp.	1,553,527	19,465,693
APA Corp.	455,953	16,359,594
Chesapeake Energy Corp.(a)	200,934	15,459,862
Chord Energy Corp.	137,090	22,788,471
Civitas Resources, Inc.	308,406	21,088,802
DT Midstream, Inc.	240,448	13,176,550
EQT Corp.	307,919	11,904,149
Equitrans Midstream Corp.	1,275,628	12,985,893
HF Sinclair Corp.	311,058	17,285,493
Magnolia Oil & Gas Corp., Class A	247,000	5,258,630
Matador Resources Co.(a)	99,480	5,656,433
Murphy Oil Corp.	221,461	9,447,526
New Fortress Energy, Inc.(a)	125,839	4,747,906
Ovintiv, Inc.	388,872	17,079,258
PBF Energy, Inc., Class A	163,877	7,204,033
Permian Resources Corp.	438,182	5,959,275
Range Resources Corp.(a)	150,867	4,592,392
SM Energy Co.	123,752	4,791,677
Texas Pacific Land Corp.	4,422	6,953,374

Total Oil, Gas & Consumable Fuels		222,205,011

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	68,816	4,874,237

Passenger Airlines - 0.7%
Southwest Airlines Co.	786,113	22,702,943

Personal Care Products - 0.2%
Inter Parfums, Inc.	49,741	7,163,201

Pharmaceuticals - 0.9%
Viatris, Inc.	2,953,528	31,986,708

Professional Services - 2.5%
Concentrix Corp.	42,154	4,139,944
Dun & Bradstreet Holdings, Inc.	494,532	5,786,024
Exponent, Inc.	42,867	3,774,011
Insperity, Inc.	61,660	7,227,785
KBR, Inc.	85,443	4,734,397
Leidos Holdings, Inc.	98,608	10,673,330
ManpowerGroup, Inc.	104,651	8,316,615
Maximus, Inc.	53,620	4,496,573
Paycom Software, Inc.	30,030	6,207,802
Robert Half, Inc.	129,973	11,427,226
Science Applications International Corp.	51,926	6,455,440
SS&C Technologies Holdings, Inc.	217,944	13,318,558

Total Professional Services		86,557,705

Residential REITs - 2.6%
American Homes 4 Rent, Class A	187,930	6,757,963
Apartment Income REIT Corp.	251,034	8,718,411
Camden Property Trust	99,996	9,928,603
Equity LifeStyle Properties, Inc.	94,286	6,650,934
Essex Property Trust, Inc.	77,006	19,092,868
Mid-America Apartment Communities, Inc.	157,864	21,226,393
UDR, Inc.	442,940	16,960,173

Total Residential REITs		89,335,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2023

Investments	Shares	Value
Retail REITs - 2.8%
Agree Realty Corp.	48,780	$3,070,701
Brixmor Property Group, Inc.	537,927	12,517,561
Federal Realty Investment Trust	141,171	14,547,672
Kimco Realty Corp.	825,062	17,582,071
NNN REIT, Inc.	432,682	18,648,594
Phillips Edison & Co., Inc.	57,810	2,108,909
Regency Centers Corp.	185,822	12,450,074
Spirit Realty Capital, Inc.	373,010	16,296,807

Total Retail REITs		97,222,389

Semiconductors & Semiconductor Equipment - 0.8%
Amkor Technology, Inc.	169,619	5,643,224
MKS Instruments, Inc.	47,780	4,915,129
Power Integrations, Inc.	41,883	3,439,013
Teradyne, Inc.	80,837	8,772,431
Universal Display Corp.	25,169	4,813,823

Total Semiconductors & Semiconductor Equipment		27,583,620

Software - 0.9%
Bentley Systems, Inc., Class B	146,511	7,644,944
Dolby Laboratories, Inc., Class A	70,270	6,055,869
Gen Digital, Inc.	721,976	16,475,492
Pegasystems, Inc.	42,615	2,082,169

Total Software		32,258,474

Specialized REITs - 2.1%
CubeSmart	486,644	22,555,949
Gaming & Leisure Properties, Inc.	531,707	26,239,741
Lamar Advertising Co., Class A	190,694	20,266,958
Rayonier, Inc.	77,047	2,574,140

Total Specialized REITs		71,636,788

Specialty Retail - 2.6%
Academy Sports & Outdoors, Inc.	42,852	2,828,232
American Eagle Outfitters, Inc.	345,252	7,305,532
Bath & Body Works, Inc.	273,103	11,787,125
Dick’s Sporting Goods, Inc.	92,989	13,664,734
Gap, Inc.	559,889	11,707,279
Group 1 Automotive, Inc.	7,478	2,278,846
Lithia Motors, Inc.	14,449	4,757,767
Murphy USA, Inc.	11,597	4,135,026
Penske Automotive Group, Inc.	73,359	11,774,853
Williams-Sonoma, Inc.	90,352	18,231,227

Total Specialty Retail		88,470,621

Textiles, Apparel & Luxury Goods - 1.2%
Columbia Sportswear Co.	78,826	6,269,820
Levi Strauss & Co., Class A(a)	216,519	3,581,224
PVH Corp.	28,738	3,509,485
Ralph Lauren Corp.	74,700	10,771,740
Tapestry, Inc.	515,759	18,985,089

Total Textiles, Apparel & Luxury Goods		43,117,358

Trading Companies & Distributors - 1.6%
Air Lease Corp.	141,142	5,919,495
Applied Industrial Technologies, Inc.	29,913	5,165,676
Boise Cascade Co.	28,527	3,690,253
GATX Corp.	40,719	4,895,238
MSC Industrial Direct Co., Inc., Class A	126,753	12,835,009
Watsco, Inc.	42,858	18,363,367
WESCO International, Inc.	28,833	5,013,482

Total Trading Companies & Distributors		55,882,520

Water Utilities - 0.5%
Essential Utilities, Inc.	460,352	17,194,147

Total United States		3,443,280,949

Puerto Rico - 0.3%

Banks - 0.3%
Popular, Inc.	128,558	10,550,755

TOTAL COMMON STOCKS (Cost: $3,045,167,667)		3,453,831,704

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree U.S. LargeCap Dividend Fund(b) (Cost: $10,651,103)	166,036	11,021,470

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $22,992,905)	22,992,905	22,992,905

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $3,078,811,675)		3,487,846,079
Other Assets less Liabilities - (0.5)%		(16,931,657)

NET ASSETS - 100.0%		$3,470,914,422

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $115,125,801 and the total market value of the collateral held by the Fund was $119,305,680. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $96,312,775.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2023

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund	$—	$47,572,995	$36,766,234	$(155,658)	$370,367	$11,021,470	$167,618

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$3,453,831,704	$—	$—	$3,453,831,704
Exchange-Traded Fund	11,021,470	—	—	11,021,470
Investment of Cash Collateral for Securities Loaned	—	22,992,905	—	22,992,905

Total Investments in Securities	$3,464,853,174	$22,992,905	$—	$3,487,846,079

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.3%

Aerospace & Defense - 1.0%
AeroVironment, Inc.*	2,422	$305,269
BWX Technologies, Inc.	13,856	1,063,171
Curtiss-Wright Corp.	6,016	1,340,305
Hexcel Corp.	8,633	636,684
Huntington Ingalls Industries, Inc.	8,140	2,113,469
Leonardo DRS, Inc.*	38,471	770,959
Moog, Inc., Class A	5,926	857,966
Woodward, Inc.	7,378	1,004,367

Total Aerospace & Defense		8,092,190

Air Freight & Logistics - 0.2%
GXO Logistics, Inc.*	21,832	1,335,245

Automobile Components - 1.3%
BorgWarner, Inc.	109,925	3,940,811
Fox Factory Holding Corp.*	12,968	875,081
Gentex Corp.	48,391	1,580,450
LCI Industries(a)	2,542	319,555
Lear Corp.	19,558	2,761,785
Modine Manufacturing Co.*	11,095	662,371
Visteon Corp.*	5,810	725,669

Total Automobile Components		10,865,722

Automobiles - 0.6%
Harley-Davidson, Inc.	89,954	3,313,905
Thor Industries, Inc.(a)	14,470	1,711,078

Total Automobiles		5,024,983

Banks - 9.7%
Ameris Bancorp	21,272	1,128,480
Associated Banc-Corp.(a)	70,239	1,502,412
BancFirst Corp.	8,071	785,550
Bank OZK	53,193	2,650,607
BOK Financial Corp.	29,355	2,514,256
Cadence Bank	48,200	1,426,238
Cathay General Bancorp	33,646	1,499,602
Columbia Banking System, Inc.	72,475	1,933,633
Comerica, Inc.	90,021	5,024,072
Commerce Bancshares, Inc.	34,416	1,838,159
Cullen/Frost Bankers, Inc.	24,341	2,640,755
East West Bancorp, Inc.	68,969	4,962,319
First Financial Bankshares, Inc.	26,666	807,980
First Interstate BancSystem, Inc., Class A	37,373	1,149,220
FNB Corp.	168,675	2,322,655
Glacier Bancorp, Inc.(a)	24,076	994,820
Hancock Whitney Corp.	40,421	1,964,056
Home BancShares, Inc.(a)	61,839	1,566,382
International Bancshares Corp.	29,243	1,588,480
New York Community Bancorp, Inc.	583,992	5,974,238
Old National Bancorp(a)	140,916	2,380,071
Pinnacle Financial Partners, Inc.	24,628	2,148,054
Prosperity Bancshares, Inc.	26,152	1,771,275
ServisFirst Bancshares, Inc.	14,282	951,610
SouthState Corp.(a)	23,682	1,999,945
Synovus Financial Corp.	75,655	2,848,411
Texas Capital Bancshares, Inc.*	22,775	1,471,948
TFS Financial Corp.	26,639	391,327
UMB Financial Corp.	17,892	1,494,877
United Bankshares, Inc.	39,409	1,479,808
United Community Banks, Inc.	35,884	1,049,966
Valley National Bancorp(a)	229,848	2,496,149
Webster Financial Corp.	83,025	4,214,349
Western Alliance Bancorp	57,577	3,787,991
Wintrust Financial Corp.	24,306	2,254,381
Zions Bancorp NA	77,665	3,407,164

Total Banks		78,421,240

Beverages - 0.5%
Boston Beer Co., Inc., Class A*	1,061	366,671
Coca-Cola Consolidated, Inc.	3,323	3,085,073
National Beverage Corp.*	12,403	616,677

Total Beverages		4,068,421

Biotechnology - 0.4%
ACADIA Pharmaceuticals, Inc.*	18,960	593,638
Exelixis, Inc.*	30,993	743,522
Halozyme Therapeutics, Inc.*	30,816	1,138,959
Ionis Pharmaceuticals, Inc.*(a)	13,729	694,550
Krystal Biotech, Inc.*	2,661	330,124

Total Biotechnology		3,500,793

Broadline Retail - 1.1%
Dillard’s, Inc., Class A	7,654	3,089,537
Etsy, Inc.*	16,035	1,299,637
Macy’s, Inc.	179,049	3,602,466
Ollie’s Bargain Outlet Holdings, Inc.*	7,572	574,639

Total Broadline Retail		8,566,279

Building Products - 1.5%
A O Smith Corp.	27,219	2,243,934
AAON, Inc.	10,434	770,760
Armstrong World Industries, Inc.(a)	9,133	897,956
AZEK Co., Inc.*	12,268	469,251
CSW Industrials, Inc.	2,178	451,739
Fortune Brands Innovations, Inc.	28,094	2,139,077
Simpson Manufacturing Co., Inc.	8,117	1,607,004
Trex Co., Inc.*	12,238	1,013,184
UFP Industries, Inc.	17,862	2,242,574
Zurn Elkay Water Solutions Corp.(a)	20,753	610,346

Total Building Products		12,445,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2023

Investments	Shares	Value
Capital Markets - 2.2%
Affiliated Managers Group, Inc.	23,114	$3,499,922
Blue Owl Capital, Inc.	73,976	1,102,242
Cohen & Steers, Inc.	6,572	497,698
Evercore, Inc., Class A	7,849	1,342,572
Hamilton Lane, Inc., Class A	6,500	737,360
Houlihan Lokey, Inc.(a)	9,609	1,152,215
Interactive Brokers Group, Inc., Class A	25,881	2,145,535
Jefferies Financial Group, Inc.	33,785	1,365,252
MarketAxess Holdings, Inc.	3,501	1,025,268
Moelis & Co., Class A(a)	6,461	362,656
Piper Sandler Cos.	2,667	466,378
SEI Investments Co.	25,844	1,642,386
Stifel Financial Corp.	31,568	2,182,927

Total Capital Markets		17,522,411

Chemicals - 1.7%
Ashland, Inc.	11,179	942,502
Avient Corp.	20,505	852,393
Balchem Corp.	4,292	638,435
Cabot Corp.	15,675	1,308,863
Chemours Co.	50,903	1,605,481
Element Solutions, Inc.	53,972	1,248,912
H B Fuller Co.	10,230	832,824
Huntsman Corp.	15,524	390,118
Innospec, Inc.	5,388	664,017
NewMarket Corp.	2,722	1,485,749
Olin Corp.	50,452	2,721,885
Quaker Chemical Corp.	2,847	607,607
Scotts Miracle-Gro Co.(a)	4,231	269,726

Total Chemicals		13,568,512

Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	20,313	910,632
Brink’s Co.	13,332	1,172,549
Casella Waste Systems, Inc., Class A*	4,849	414,396
Clean Harbors, Inc.*	8,675	1,513,874
MSA Safety, Inc.	5,729	967,227
Stericycle, Inc.*	14,398	713,565
Tetra Tech, Inc.	6,857	1,144,639
UniFirst Corp.	2,782	508,856

Total Commercial Services & Supplies		7,345,738

Communications Equipment - 0.8%
Calix, Inc.*	10,818	472,638
Ciena Corp.*	31,993	1,440,005
Juniper Networks, Inc.	98,672	2,908,851
Ubiquiti, Inc.	14,022	1,956,910

Total Communications Equipment		6,778,404

Construction & Engineering - 1.2%
API Group Corp.*	50,000	1,730,000
Arcosa, Inc.	6,792	561,291
Comfort Systems USA, Inc.	5,478	1,126,660
Dycom Industries, Inc.*	7,616	876,525
Fluor Corp.*	38,417	1,504,794
MDU Resources Group, Inc.	47,456	939,629
Valmont Industries, Inc.	5,877	1,372,338
WillScot Mobile Mini Holdings Corp.*	32,690	1,454,705

Total Construction & Engineering		9,565,942

Construction Materials - 0.5%
Eagle Materials, Inc.	10,043	2,037,122
Knife River Corp.*	16,640	1,101,235
Summit Materials, Inc., Class A*	20,995	807,468

Total Construction Materials		3,945,825

Consumer Finance - 1.4%
Ally Financial, Inc.	135,014	4,714,689
Credit Acceptance Corp.*	2,662	1,418,127
FirstCash Holdings, Inc.	8,009	868,096
OneMain Holdings, Inc.	54,788	2,695,570
SLM Corp.	74,745	1,429,124

Total Consumer Finance		11,125,606

Consumer Staples Distribution & Retail - 0.4%
BJ’s Wholesale Club Holdings, Inc.*	29,773	1,984,668
Grocery Outlet Holding Corp.*	15,936	429,634
Sprouts Farmers Market, Inc.*	25,034	1,204,386

Total Consumer Staples Distribution & Retail		3,618,688

Containers & Packaging - 1.9%
AptarGroup, Inc.	9,026	1,115,794
Berry Global Group, Inc.	52,155	3,514,725
Graphic Packaging Holding Co.	140,478	3,462,783
Greif, Inc., Class A	19,251	1,262,673
Sealed Air Corp.	57,996	2,118,014
Silgan Holdings, Inc.	37,056	1,676,784
Sonoco Products Co.	38,053	2,126,021

Total Containers & Packaging		15,276,794

Diversified Consumer Services - 1.2%
ADT, Inc.	267,628	1,825,223
Bright Horizons Family Solutions, Inc.*(a)	6,212	585,419
Coursera, Inc.*	14,569	282,201
Duolingo, Inc.*	3,459	784,674
Frontdoor, Inc.*	19,733	694,996
Grand Canyon Education, Inc.*	5,939	784,186
H&R Block, Inc.	49,223	2,380,916
Service Corp. International	31,619	2,164,321
Stride, Inc.*	9,775	580,342

Total Diversified Consumer Services		10,082,278

Diversified REITs - 0.2%
Broadstone Net Lease, Inc.	47,427	816,693
Essential Properties Realty Trust, Inc.	29,478	753,458

Total Diversified REITs		1,570,151

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2023

Investments	Shares	Value
Diversified Telecommunication Services - 0.5%
Cogent Communications Holdings, Inc.(a)	39,197	$2,981,324
Frontier Communications Parent, Inc.*(a)	25,885	655,926
Globalstar, Inc.*(a)	194,719	377,755

Total Diversified Telecommunication Services		4,015,005

Electric Utilities - 1.1%
ALLETE, Inc.	15,445	944,616
IDACORP, Inc.	10,605	1,042,684
MGE Energy, Inc.	6,399	462,712
OGE Energy Corp.	42,899	1,498,462
Otter Tail Corp.(a)	14,231	1,209,208
Pinnacle West Capital Corp.	23,866	1,714,534
PNM Resources, Inc.	22,109	919,734
Portland General Electric Co.	20,171	874,211

Total Electric Utilities		8,666,161

Electrical Equipment - 1.4%
Acuity Brands, Inc.	9,271	1,898,979
Atkore, Inc.*	22,323	3,571,680
Encore Wire Corp.	9,699	2,071,706
EnerSys	12,236	1,235,346
Regal Rexnord Corp.	19,429	2,875,881

Total Electrical Equipment		11,653,592

Electronic Equipment, Instruments & Components - 3.1%
Advanced Energy Industries, Inc.	7,460	812,543
Arrow Electronics, Inc.*	35,535	4,344,154
Avnet, Inc.	56,558	2,850,523
Badger Meter, Inc.	2,812	434,089
Belden, Inc.	17,037	1,316,108
Coherent Corp.*	26,978	1,174,352
Crane NXT Co.	16,135	917,598
Insight Enterprises, Inc.*(a)	7,997	1,416,988
IPG Photonics Corp.*	3,718	403,552
Itron, Inc.*	7,261	548,278
Littelfuse, Inc.	4,881	1,305,960
Plexus Corp.*	6,168	666,946
Sanmina Corp.*	29,071	1,493,377
TD SYNNEX Corp.	41,850	4,503,479
Vishay Intertechnology, Inc.(a)	64,871	1,554,958
Vontier Corp.	52,515	1,814,393

Total Electronic Equipment, Instruments & Components		25,557,298

Energy Equipment & Services - 1.2%
Cactus, Inc., Class A	20,252	919,441
ChampionX Corp.	45,330	1,324,089
Helmerich & Payne, Inc.(a)	49,286	1,785,139
Liberty Energy, Inc.	122,477	2,221,733
NOV, Inc.	80,669	1,635,967
Patterson-UTI Energy, Inc.	117,643	1,270,544
Tidewater, Inc.*(a)	5,577	402,158

Total Energy Equipment & Services		9,559,071

Entertainment - 0.4%
Endeavor Group Holdings, Inc., Class A	30,468	723,006
Madison Square Garden Sports Corp.*	1,500	272,745
TKO Group Holdings, Inc.	7,018	572,528
Warner Music Group Corp., Class A	44,544	1,594,230

Total Entertainment		3,162,509

Financial Services - 3.1%
Enact Holdings, Inc.	84,686	2,446,579
Euronet Worldwide, Inc.*	14,544	1,476,071
Jackson Financial, Inc., Class A	65,503	3,353,754
MGIC Investment Corp.	153,957	2,969,830
Mr. Cooper Group, Inc.*	24,665	1,606,185
PennyMac Financial Services, Inc.	10,196	901,020
Radian Group, Inc.	92,839	2,650,553
Remitly Global, Inc.*	19,831	385,118
Shift4 Payments, Inc., Class A*(a)	8,749	650,401
Voya Financial, Inc.	41,713	3,043,380
Walker & Dunlop, Inc.(a)	6,050	671,610
Western Union Co.	198,626	2,367,622
WEX, Inc.*	12,801	2,490,435

Total Financial Services		25,012,558

Food Products - 1.1%
Flowers Foods, Inc.	49,446	1,113,029
Ingredion, Inc.	21,435	2,326,341
J & J Snack Foods Corp.	2,182	364,700
Lancaster Colony Corp.	3,663	609,487
Pilgrim’s Pride Corp.*	25,481	704,804
Post Holdings, Inc.*	15,186	1,337,279
Seaboard Corp.	460	1,642,246
Simply Good Foods Co.*	16,035	634,986

Total Food Products		8,732,872

Gas Utilities - 0.9%
National Fuel Gas Co.	36,809	1,846,707
New Jersey Resources Corp.	23,213	1,034,836
ONE Gas, Inc.	14,977	954,334
Spire, Inc.(a)	13,381	834,172
UGI Corp.	104,176	2,562,730

Total Gas Utilities		7,232,779

Ground Transportation - 1.5%
ArcBest Corp.	6,983	839,427
Avis Budget Group, Inc.	28,151	4,990,046
Hertz Global Holdings, Inc.*(a)	230,142	2,391,176
Landstar System, Inc.	6,811	1,318,950
Ryder System, Inc.	23,506	2,704,600

Total Ground Transportation		12,244,199

Health Care Equipment & Supplies - 1.8%
CONMED Corp.	3,572	391,170
Dentsply Sirona, Inc.	44,096	1,569,377
Enovis Corp.*	11,037	618,293
Envista Holdings Corp.*	53,221	1,280,497
Globus Medical, Inc., Class A*	21,491	1,145,255
Haemonetics Corp.*	8,900	761,039
Inari Medical, Inc.*	9,369	608,236
Integer Holdings Corp.*(a)	6,592	653,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2023

Investments	Shares	Value
Integra LifeSciences Holdings Corp.*	24,438	$1,064,275
Lantheus Holdings, Inc.*	21,078	1,306,836
Masimo Corp.*	7,258	850,710
Merit Medical Systems, Inc.*	10,457	794,314
Penumbra, Inc.*(a)	3,646	917,115
QuidelOrtho Corp.*	16,969	1,250,615
Shockwave Medical, Inc.*	5,352	1,019,877

Total Health Care Equipment & Supplies		14,230,744

Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc.*	15,693	1,220,288
Amedisys, Inc.*	5,374	510,852
AMN Healthcare Services, Inc.*	20,752	1,553,910
Chemed Corp.	2,001	1,170,085
CorVel Corp.*	1,709	422,482
DaVita, Inc.*	24,712	2,588,829
Encompass Health Corp.	21,378	1,426,340
Ensign Group, Inc.	9,109	1,022,121
HealthEquity, Inc.*	8,795	583,108
Henry Schein, Inc.*	37,553	2,843,138
Option Care Health, Inc.*	33,430	1,126,257
Progyny, Inc.*	6,926	257,509
R1 RCM, Inc.*	36,669	387,591
Select Medical Holdings Corp.	38,707	909,614
Surgery Partners, Inc.*(a)	12,905	412,831
Tenet Healthcare Corp.*	36,321	2,744,778
Universal Health Services, Inc., Class B	20,637	3,145,904

Total Health Care Providers & Services		22,325,637

Health Care REITs - 0.1%
CareTrust REIT, Inc.	13,094	293,044
Physicians Realty Trust	16,328	217,325

Total Health Care REITs		510,369

Health Care Technology - 0.3%
Doximity, Inc., Class A*(a)	30,766	862,679
Evolent Health, Inc., Class A*(a)	13,875	458,291
Teladoc Health, Inc.*	57,625	1,241,819

Total Health Care Technology		2,562,789

Hotel & Resort REITs - 0.1%
Ryman Hospitality Properties, Inc.	8,908	980,414

Hotels, Restaurants & Leisure - 2.9%
Aramark	61,672	1,732,983
Boyd Gaming Corp.	42,912	2,686,720
Cava Group, Inc.*(a)	10,103	434,227
Choice Hotels International, Inc.	10,460	1,185,118
Churchill Downs, Inc.(a)	12,233	1,650,599
Hilton Grand Vacations, Inc.*	43,245	1,737,584
Hyatt Hotels Corp., Class A(a)	15,626	2,037,787
Life Time Group Holdings, Inc.*	22,060	332,665
Light & Wonder, Inc.*(a)	9,147	751,060
Marriott Vacations Worldwide Corp.	20,174	1,712,571
Planet Fitness, Inc., Class A*	10,522	768,106
Red Rock Resorts, Inc., Class A	16,883	900,370
SeaWorld Entertainment, Inc.*	19,244	1,016,661
Texas Roadhouse, Inc.	9,308	1,137,717
Travel & Leisure Co.	40,667	1,589,673
Vail Resorts, Inc.	4,809	1,026,577
Wendy’s Co.	43,441	846,231
Wingstop, Inc.	2,671	685,325
Wyndham Hotels & Resorts, Inc.	16,050	1,290,580

Total Hotels, Restaurants & Leisure		23,522,554

Household Durables - 3.7%
Installed Building Products, Inc.	6,802	1,243,542
KB Home	46,251	2,888,838
Leggett & Platt, Inc.	29,987	784,760
LGI Homes, Inc.*	5,940	790,970
M/I Homes, Inc.*	16,904	2,328,357
MDC Holdings, Inc.	28,050	1,549,763
Meritage Homes Corp.	21,020	3,661,684
Skyline Champion Corp.*(a)	15,471	1,148,876
Taylor Morrison Home Corp.*	72,377	3,861,313
Tempur Sealy International, Inc.	38,857	1,980,541
Toll Brothers, Inc.	66,330	6,818,061
Tri Pointe Homes, Inc.*	50,448	1,785,859
Worthington Enterprises, Inc.(a)	22,955	1,321,060

Total Household Durables		30,163,624

Household Products - 0.2%
Reynolds Consumer Products, Inc.	40,356	1,083,155
WD-40 Co.	1,331	318,202

Total Household Products		1,401,357

Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class C(a)	16,156	443,159
Ormat Technologies, Inc.(a)	7,027	532,576

Total Independent Power & Renewable Electricity Producers		975,735

Industrial REITs - 0.4%
EastGroup Properties, Inc.	4,535	832,354
First Industrial Realty Trust, Inc.	19,269	1,014,898
LXP Industrial Trust	20,711	205,453
STAG Industrial, Inc.	20,498	804,752
Terreno Realty Corp.	11,670	731,359

Total Industrial REITs		3,588,816

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2023

Investments	Shares	Value
Insurance - 4.0%
American Equity Investment Life Holding Co.*	32,688	$1,823,990
American Financial Group, Inc.	28,589	3,398,946
Assurant, Inc.	15,868	2,673,599
Brighthouse Financial, Inc.*	51,755	2,738,875
CNO Financial Group, Inc.	40,072	1,118,009
F&G Annuities & Life, Inc.	30,897	1,421,262
First American Financial Corp.	14,583	939,728
Genworth Financial, Inc., Class A*	218,847	1,461,898
Kinsale Capital Group, Inc.	2,636	882,823
Lincoln National Corp.	123,644	3,334,679
Old Republic International Corp.	101,027	2,970,194
Primerica, Inc.	9,256	1,904,514
RLI Corp.	5,210	693,555
Ryan Specialty Holdings, Inc.*	17,437	750,140
Selective Insurance Group, Inc.	10,997	1,093,982
Unum Group	124,791	5,643,049

Total Insurance		32,849,243

Interactive Media & Services - 0.7%
Match Group, Inc.*	61,038	2,227,887
Yelp, Inc.*	8,271	391,549
Ziff Davis, Inc.*	18,697	1,256,252
ZoomInfo Technologies, Inc.*	110,031	2,034,473

Total Interactive Media & Services		5,910,161

IT Services - 0.4%
DigitalOcean Holdings, Inc.*(a)	18,087	663,612
DXC Technology Co.*	116,157	2,656,511

Total IT Services		3,320,123

Leisure Products - 1.1%
Acushnet Holdings Corp.	15,576	983,936
Brunswick Corp.	30,598	2,960,357
Mattel, Inc.*	76,298	1,440,506
Polaris, Inc.	27,534	2,609,397
YETI Holdings, Inc.*	14,555	753,658

Total Leisure Products		8,747,854

Life Sciences Tools & Services - 0.6%
Azenta, Inc.*	3,852	250,919
Bruker Corp.	22,152	1,627,729
Fortrea Holdings, Inc.*	14,152	493,905
Medpace Holdings, Inc.*	3,713	1,138,146
Sotera Health Co.*(a)	64,752	1,091,071

Total Life Sciences Tools & Services		4,601,770

Machinery - 4.5%
AGCO Corp.	39,716	4,821,920
Albany International Corp., Class A	5,705	560,345
Allison Transmission Holdings, Inc.	44,361	2,579,592
Chart Industries, Inc.*(a)	7,089	966,443
Crane Co.	5,922	699,625
Donaldson Co., Inc.	22,782	1,488,804
Enpro, Inc.	4,157	651,568
Esab Corp.	13,562	1,174,740
ESCO Technologies, Inc.	3,616	423,180
Federal Signal Corp.	7,712	591,819
Flowserve Corp.	26,617	1,097,153
Franklin Electric Co., Inc.	8,049	777,936
Hillenbrand, Inc.	24,813	1,187,302
ITT, Inc.	14,271	1,702,816
John Bean Technologies Corp.	5,534	550,356
Kadant, Inc.	1,596	447,375
Middleby Corp.*	15,546	2,287,905
Mueller Industries, Inc.	56,512	2,664,541
Oshkosh Corp.	22,652	2,455,703
RBC Bearings, Inc.*	3,422	974,894
SPX Technologies, Inc.*	8,249	833,231
Terex Corp.	36,399	2,091,487
Timken Co.	25,428	2,038,054
Toro Co.	22,914	2,199,515
Watts Water Technologies, Inc., Class A	4,998	1,041,283

Total Machinery		36,307,587

Marine Transportation - 0.3%
Kirby Corp.*	10,639	834,949
Matson, Inc.	11,859	1,299,746

Total Marine Transportation		2,134,695

Media - 0.9%
Cable One, Inc.	521	289,983
Liberty Media Corp.-Liberty SiriusXM, Class C*	85,886	2,471,799
New York Times Co., Class A	20,294	994,203
Nexstar Media Group, Inc.	12,055	1,889,621
TEGNA, Inc.	127,109	1,944,768

Total Media		7,590,374

Metals & Mining - 2.8%
Alpha Metallurgical Resources, Inc.	9,847	3,337,345
Arch Resources, Inc.	14,735	2,445,126
ATI, Inc.*(a)	30,615	1,392,064
Carpenter Technology Corp.	6,589	466,501
Cleveland-Cliffs, Inc.*	68,897	1,406,877
Commercial Metals Co.	73,234	3,664,630
Hecla Mining Co.(a)	43,988	211,582
MP Materials Corp.*(a)	42,013	833,958
Royal Gold, Inc.	7,722	934,053
U.S. Steel Corp.(a)	131,780	6,411,097
Warrior Met Coal, Inc.	30,146	1,838,002

Total Metals & Mining		22,941,235

Multi-Utilities - 0.3%
Avista Corp.	19,481	696,251
Black Hills Corp.	19,672	1,061,304
Northwestern Energy Group, Inc.	14,047	714,852

Total Multi-Utilities		2,472,407

Office REITs - 0.2%
Cousins Properties, Inc.	13,916	338,855
Kilroy Realty Corp.	24,233	965,443
Vornado Realty Trust(a)	14,214	401,545

Total Office REITs		1,705,843

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2023

Investments	Shares	Value
Oil, Gas & Consumable Fuels - 6.2%
Antero Midstream Corp.	104,255	$1,306,315
Antero Resources Corp.*	72,327	1,640,376
California Resources Corp.	30,997	1,694,916
Chord Energy Corp.	18,826	3,129,446
Civitas Resources, Inc.(a)	46,123	3,153,891
CNX Resources Corp.*(a)	108,750	2,175,000
Comstock Resources, Inc.(a)	147,658	1,306,773
CONSOL Energy, Inc.	23,113	2,323,550
CVR Energy, Inc.(a)	79,946	2,422,364
DT Midstream, Inc.	23,403	1,282,484
Equitrans Midstream Corp.	118,818	1,209,567
Magnolia Oil & Gas Corp., Class A(a)	80,578	1,715,506
Matador Resources Co.	53,585	3,046,843
Murphy Oil Corp.	67,688	2,887,570
New Fortress Energy, Inc.(a)	39,731	1,499,051
Northern Oil & Gas, Inc.	58,682	2,175,342
PBF Energy, Inc., Class A	102,243	4,494,602
Peabody Energy Corp.	103,150	2,508,608
Permian Resources Corp.	97,685	1,328,516
Range Resources Corp.	90,333	2,749,737
SM Energy Co.	70,639	2,735,142
Southwestern Energy Co.*	501,207	3,282,906

Total Oil, Gas & Consumable Fuels		50,068,505

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	14,785	1,047,221

Passenger Airlines - 1.2%
Alaska Air Group, Inc.*(a)	70,065	2,737,440
American Airlines Group, Inc.*	499,407	6,861,852

Total Passenger Airlines		9,599,292

Personal Care Products - 0.3%
BellRing Brands, Inc.*	13,877	769,202
elf Beauty, Inc.*	5,122	739,310
Inter Parfums, Inc.	4,631	666,910

Total Personal Care Products		2,175,422

Pharmaceuticals - 0.9%
Amphastar Pharmaceuticals, Inc.*(a)	10,874	672,557
Corcept Therapeutics, Inc.*	16,387	532,250
Elanco Animal Health, Inc.*	147,336	2,195,307
Organon & Co.	217,272	3,133,062
Prestige Consumer Healthcare, Inc.*	13,665	836,571

Total Pharmaceuticals		7,369,747

Professional Services - 3.1%
Alight, Inc., Class A*	150,834	1,286,614
ASGN, Inc.*	12,743	1,225,494
CACI International, Inc., Class A*	4,971	1,609,908
CBIZ, Inc.*	7,608	476,185
Concentrix Corp.	22,148	2,175,155
Dun & Bradstreet Holdings, Inc.	158,309	1,852,215
ExlService Holdings, Inc.*	31,659	976,680
Exponent, Inc.	5,395	474,976
FTI Consulting, Inc.*	4,398	875,862
ICF International, Inc.	3,150	422,384
Insperity, Inc.	7,434	871,413
KBR, Inc.	30,230	1,675,044
Korn Ferry	15,014	891,081
ManpowerGroup, Inc.	17,517	1,392,076
Maximus, Inc.	8,268	693,354
Parsons Corp.*	15,228	954,948
Paycor HCM, Inc.*	13,867	299,389
Paylocity Holding Corp.*	7,942	1,309,239
Robert Half, Inc.	22,466	1,975,211
Science Applications International Corp.	12,445	1,547,162
TriNet Group, Inc.*	14,703	1,748,628
Verra Mobility Corp.*	31,375	722,566

Total Professional Services		25,455,584

Real Estate Management & Development - 0.3%
DigitalBridge Group, Inc.	17,163	301,039
Jones Lang LaSalle, Inc.*	8,037	1,517,948
St. Joe Co.	7,285	438,411

Total Real Estate Management & Development		2,257,398

Residential REITs - 0.5%
Apartment Income REIT Corp.	114,992	3,993,672

Retail REITs - 0.8%
Agree Realty Corp.	11,531	725,876
Brixmor Property Group, Inc.	60,406	1,405,648
Federal Realty Investment Trust	9,915	1,021,741
NNN REIT, Inc.	36,636	1,579,011
Phillips Edison & Co., Inc.	10,827	394,969
Spirit Realty Capital, Inc.	22,993	1,004,564
Tanger, Inc.	13,551	375,634

Total Retail REITs		6,507,443

Semiconductors & Semiconductor Equipment - 1.9%
Allegro MicroSystems, Inc.*	42,009	1,271,612
Amkor Technology, Inc.	57,341	1,907,735
Axcelis Technologies, Inc.*	6,991	906,663
Cirrus Logic, Inc.*	14,895	1,239,115
Diodes, Inc.*	16,131	1,298,868
FormFactor, Inc.*	8,124	338,852
Lattice Semiconductor Corp.*(a)	17,906	1,235,335
MACOM Technology Solutions Holdings, Inc.*(a)	9,586	891,019
MKS Instruments, Inc.	15,536	1,598,188
Onto Innovation, Inc.*	6,324	966,940
Power Integrations, Inc.	5,595	459,405
Rambus, Inc.*	10,328	704,886
Silicon Laboratories, Inc.*	4,898	647,859
Synaptics, Inc.*	7,315	834,495
Universal Display Corp.	4,984	953,240

Total Semiconductors & Semiconductor Equipment		15,254,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2023

Investments	Shares	Value
Software - 3.2%
ACI Worldwide, Inc.*	13,525	$413,865
Alarm.com Holdings, Inc.*	7,566	488,915
Altair Engineering, Inc., Class A*	5,471	460,385
Alteryx, Inc., Class A*	6,280	296,165
Appfolio, Inc., Class A*	2,220	384,593
Bill Holdings, Inc.*	12,339	1,006,739
Blackbaud, Inc.*	8,465	733,915
BlackLine, Inc.*	7,943	495,961
Box, Inc., Class A*	29,462	754,522
Braze, Inc., Class A*	5,819	309,163
CCC Intelligent Solutions Holdings, Inc.*	63,823	726,944
CommVault Systems, Inc.*	6,192	494,431
DocuSign, Inc.*	44,451	2,642,612
Dolby Laboratories, Inc., Class A	8,553	737,097
DoubleVerify Holdings, Inc.*(a)	15,755	579,469
Dropbox, Inc., Class A*	86,350	2,545,598
EngageSmart, Inc.*	15,979	365,919
Five9, Inc.*	7,311	575,303
Freshworks, Inc., Class A*	18,665	438,441
Gitlab, Inc., Class A*	8,469	533,208
Guidewire Software, Inc.*	7,051	768,841
Informatica, Inc., Class A*	38,031	1,079,700
Instructure Holdings, Inc.*(a)	19,455	525,479
Intapp, Inc.*	6,339	241,009
InterDigital, Inc.	7,942	862,025
MicroStrategy, Inc., Class A*(a)	1,000	631,620
nCino, Inc.*(a)	11,393	383,147
Pegasystems, Inc.	9,840	480,782
PowerSchool Holdings, Inc., Class A*(a)	26,812	631,691
Procore Technologies, Inc.*	11,795	816,450
Qualys, Inc.*	3,820	749,790
Rapid7, Inc.*	6,170	352,307
Smartsheet, Inc., Class A*	11,567	553,134
Sprout Social, Inc., Class A*(a)	4,880	299,827
SPS Commerce, Inc.*	3,070	595,089
Tenable Holdings, Inc.*	11,167	514,352
Teradata Corp.*	16,483	717,175
Varonis Systems, Inc.*	8,931	404,396
Workiva, Inc.*(a)	4,457	452,519

Total Software		26,042,578

Specialized REITs - 0.6%
CubeSmart	35,561	1,648,252
EPR Properties	11,782	570,838
Lamar Advertising Co., Class A	14,241	1,513,534
National Storage Affiliates Trust	14,886	617,322
PotlatchDeltic Corp.	5,794	284,485
Rayonier, Inc.	14,839	495,771

Total Specialized REITs		5,130,202

Specialty Retail - 4.1%
Abercrombie & Fitch Co., Class A*	10,343	912,459
Academy Sports & Outdoors, Inc.	38,167	2,519,022
American Eagle Outfitters, Inc.	49,204	1,041,157
Asbury Automotive Group, Inc.*	12,974	2,918,761
AutoNation, Inc.*	31,849	4,783,083
Bath & Body Works, Inc.	75,591	3,262,508
Dick’s Sporting Goods, Inc.(a)	29,279	4,302,549
Gap, Inc.	33,071	691,515
Group 1 Automotive, Inc.	8,729	2,660,075
Lithia Motors, Inc.	14,246	4,690,923
Murphy USA, Inc.	5,615	2,002,084
Restoration Hardware, Inc.*(a)	5,165	1,505,494
Urban Outfitters, Inc.*	29,247	1,043,825
Valvoline, Inc.*	23,465	881,815

Total Specialty Retail		33,215,270

Textiles, Apparel & Luxury Goods - 2.2%
Columbia Sportswear Co.	15,571	1,238,517
Crocs, Inc.*	27,589	2,577,089
Kontoor Brands, Inc.	15,955	995,911
PVH Corp.	22,195	2,710,454
Ralph Lauren Corp.	17,165	2,475,193
Skechers USA, Inc., Class A*	33,142	2,066,072
Steven Madden Ltd.(a)	19,153	804,426
Tapestry, Inc.	111,235	4,094,560
Under Armour, Inc., Class A*	104,432	917,957

Total Textiles, Apparel & Luxury Goods		17,880,179

Trading Companies & Distributors - 2.6%
Air Lease Corp.	47,997	2,012,994
Applied Industrial Technologies, Inc.	8,100	1,398,789
Beacon Roofing Supply, Inc.*	21,434	1,865,187
Boise Cascade Co.	17,377	2,247,889
Core & Main, Inc., Class A*	54,553	2,204,487
GATX Corp.(a)	8,653	1,040,264
GMS, Inc.*	19,757	1,628,569
Herc Holdings, Inc.	11,429	1,701,664
MSC Industrial Direct Co., Inc., Class A	13,347	1,351,517
Rush Enterprises, Inc., Class A	33,191	1,669,507
SiteOne Landscape Supply, Inc.*	5,082	825,825
WESCO International, Inc.	19,846	3,450,822

Total Trading Companies & Distributors		21,397,514

Water Utilities - 0.1%
American States Water Co.	6,093	489,999
California Water Service Group	3,873	200,892

Total Water Utilities		690,891

Total United States		805,485,552

Ghana - 0.2%

Oil, Gas & Consumable Fuels - 0.2%
Kosmos Energy Ltd.*	203,520	1,365,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2023

Investments	Shares	Value
Puerto Rico - 0.1%

Banks - 0.1%
First BanCorp	61,429	$1,010,507

Singapore - 0.1%

Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries, Inc.	9,774	534,834

TOTAL COMMON STOCKS (Cost: $705,949,641)		808,396,512

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $1,373,702)	34,308	1,567,533

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $3,937,122)	3,937,122	3,937,122

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $711,260,465)		813,901,167
Other Assets less Liabilities - (0.4)%		(2,989,928)

NET ASSETS - 100.0%		$810,911,239

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $63,904,821 and the total market value of the collateral held by the Fund was $66,017,841. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $62,080,719.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$685,145	$5,938,646	$5,217,261	$(12,255)	$173,258	$1,567,533	$33,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$808,396,512	$—	$—	$808,396,512
Exchange-Traded Fund	1,567,533	—	—	1,567,533
Investment of Cash Collateral for Securities Loaned	—	3,937,122	—	3,937,122

Total Investments in Securities	$809,964,045	$3,937,122	$—	$813,901,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.5%
Curtiss-Wright Corp.	4,406	$981,613
Huntington Ingalls Industries, Inc.	3,761	976,506
Lockheed Martin Corp.	2,237	1,013,898
Textron, Inc.	10,854	872,878

Total Aerospace & Defense		3,844,895

Automobile Components - 0.5%
BorgWarner, Inc.	32,939	1,180,863

Banks - 0.9%
First Citizens BancShares, Inc., Class A	417	591,710
JPMorgan Chase & Co.	7,359	1,251,766
New York Community Bancorp, Inc.	54,208	554,548

Total Banks		2,398,024

Beverages - 0.6%
Coca-Cola Consolidated, Inc.	726	674,018
Molson Coors Beverage Co., Class B	13,398	820,092

Total Beverages		1,494,110

Biotechnology - 3.4%
AbbVie, Inc.	7,638	1,183,661
Amgen, Inc.	3,579	1,030,824
Exelixis, Inc.*	35,582	853,612
Gilead Sciences, Inc.	12,797	1,036,685
Incyte Corp.*	17,036	1,069,690
Neurocrine Biosciences, Inc.*	6,768	891,752
Regeneron Pharmaceuticals, Inc.*	1,081	949,431
United Therapeutics Corp.*	3,838	843,938
Vertex Pharmaceuticals, Inc.*	2,647	1,077,038

Total Biotechnology		8,936,631

Broadline Retail - 0.3%
Dillard’s, Inc., Class A	2,117	854,527

Building Products - 0.2%
Builders FirstSource, Inc.*	3,475	580,117

Capital Markets - 2.4%
Bank of New York Mellon Corp.	21,537	1,121,001
Cboe Global Markets, Inc.	7,580	1,353,485
CME Group, Inc.	5,793	1,220,006
Interactive Brokers Group, Inc., Class A	12,013	995,878
LPL Financial Holdings, Inc.	3,404	774,818
Tradeweb Markets, Inc., Class A	9,790	889,715

Total Capital Markets		6,354,903

Chemicals - 0.4%
CF Industries Holdings, Inc.	13,072	1,039,224

Commercial Services & Supplies - 1.1%
Clean Harbors, Inc.*	4,723	824,211
Republic Services, Inc.	6,284	1,036,294
Waste Management, Inc.	6,088	1,090,361

Total Commercial Services & Supplies		2,950,866

Communications Equipment - 5.0%
Cisco Systems, Inc.	71,556	3,615,009
F5, Inc.*	17,865	3,197,478
Juniper Networks, Inc.	104,917	3,092,953
Motorola Solutions, Inc.	9,985	3,126,204

Total Communications Equipment		13,031,644

Construction & Engineering - 0.5%
Comfort Systems USA, Inc.	2,976	612,074
EMCOR Group, Inc.	3,764	810,878

Total Construction & Engineering		1,422,952

Consumer Finance - 0.4%
American Express Co.	5,557	1,041,048

Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos., Inc., Class A	43,936	1,010,528
Casey’s General Stores, Inc.	2,761	758,557
Kroger Co.	20,940	957,168
Sysco Corp.	11,881	868,858
U.S. Foods Holding Corp.*	17,005	772,197
Walmart, Inc.	5,596	882,209

Total Consumer Staples Distribution & Retail		5,249,517

Containers & Packaging - 1.0%
Graphic Packaging Holding Co.	55,617	1,370,959
Packaging Corp. of America	7,043	1,147,375

Total Containers & Packaging		2,518,334

Diversified Consumer Services - 0.6%
H&R Block, Inc.	32,524	1,573,186

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	112,282	1,884,092
Verizon Communications, Inc.	59,698	2,250,615

Total Diversified Telecommunication Services		4,134,707

Electric Utilities - 1.1%
Edison International	13,724	981,129
Entergy Corp.	9,822	993,888
Pinnacle West Capital Corp.	13,626	978,892

Total Electric Utilities		2,953,909

Electrical Equipment - 0.3%
Acuity Brands, Inc.	3,946	808,259

Electronic Equipment, Instruments & Components - 3.0%
CDW Corp.	12,476	2,836,044
Jabil, Inc.	16,483	2,099,934
TD SYNNEX Corp.	27,139	2,920,428

Total Electronic Equipment, Instruments & Components		7,856,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2023

Investments	Shares	Value
Entertainment - 1.0%
Electronic Arts, Inc.	18,678	$2,555,337

Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B*	3,564	1,271,136
Fiserv, Inc.*	8,377	1,112,801

Total Financial Services		2,383,937

Food Products - 1.4%
Conagra Brands, Inc.	30,502	874,187
Ingredion, Inc.	8,798	954,847
Kraft Heinz Co.	25,485	942,435
Lamb Weston Holdings, Inc.	6,976	754,036

Total Food Products		3,525,505

Gas Utilities - 0.4%
Atmos Energy Corp.	8,932	1,035,219

Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp.*	17,025	984,215

Health Care Providers & Services - 6.4%
Cardinal Health, Inc.	9,317	939,154
Cencora, Inc.	5,486	1,126,715
Centene Corp.*	10,793	800,948
Chemed Corp.	1,695	991,151
Cigna Group	3,034	908,531
CVS Health Corp.	11,405	900,539
DaVita, Inc.*	5,551	581,523
Elevance Health, Inc.	1,741	820,986
Encompass Health Corp.	15,154	1,011,075
Ensign Group, Inc.	8,175	917,317
HCA Healthcare, Inc.	3,629	982,298
Henry Schein, Inc.*	13,356	1,011,183
Humana, Inc.	1,471	673,438
Laboratory Corp. of America Holdings	4,657	1,058,489
McKesson Corp.	2,217	1,026,427
Molina Healthcare, Inc.*	2,298	830,290
Quest Diagnostics, Inc.	7,668	1,057,264
UnitedHealth Group, Inc.	1,777	935,537

Total Health Care Providers & Services		16,572,865

Hotel & Resort REITs - 0.9%
Host Hotels & Resorts, Inc.	58,489	1,138,781
Ryman Hospitality Properties, Inc.	10,977	1,208,128

Total Hotel & Resort REITs		2,346,909

Hotels, Restaurants & Leisure - 4.8%
Aramark	41,668	1,170,871
Booking Holdings, Inc.*	407	1,443,719
Boyd Gaming Corp.	21,027	1,316,500
Chipotle Mexican Grill, Inc.*	535	1,223,524
Choice Hotels International, Inc.	12,358	1,400,161
Darden Restaurants, Inc.	10,672	1,753,410
Expedia Group, Inc.*	5,516	837,274
Marriott International, Inc., Class A	6,808	1,535,272
Texas Roadhouse, Inc.	13,924	1,701,930

Total Hotels, Restaurants & Leisure		12,382,661

Household Durables - 1.0%
PulteGroup, Inc.	12,986	1,340,415
Toll Brothers, Inc.	12,708	1,306,255

Total Household Durables		2,646,670

Household Products - 1.5%
Colgate-Palmolive Co.	11,691	931,890
Kimberly-Clark Corp.	8,260	1,003,672
Procter & Gamble Co.	6,027	883,196
Reynolds Consumer Products, Inc.	35,340	948,526

Total Household Products		3,767,284

Independent Power & Renewable Electricity Producers - 0.3%
Vistra Corp.	21,325	821,439

Insurance - 7.7%
Aflac, Inc.	14,628	1,206,810
American Financial Group, Inc.	9,191	1,092,718
Assurant, Inc.	5,841	984,150
Cincinnati Financial Corp.	8,971	928,140
CNA Financial Corp.	29,031	1,228,302
Fidelity National Financial, Inc.	21,768	1,110,603
Globe Life, Inc.	10,513	1,279,642
Hartford Financial Services Group, Inc.	15,984	1,284,794
Loews Corp.	18,522	1,288,946
Markel Group, Inc.*	821	1,165,738
Old Republic International Corp.	42,165	1,239,651
Primerica, Inc.	4,707	968,512
Progressive Corp.	5,147	819,814
Reinsurance Group of America, Inc.	6,858	1,109,487
Selective Insurance Group, Inc.	10,719	1,066,326
Travelers Cos., Inc.	6,446	1,227,899
Unum Group	20,218	914,258
WR Berkley Corp.	16,901	1,195,239

Total Insurance		20,111,029

IT Services - 7.3%
Akamai Technologies, Inc.*	24,288	2,874,485
Cognizant Technology Solutions Corp., Class A	41,022	3,098,392
Gartner, Inc.*	6,442	2,906,050
GoDaddy, Inc., Class A*	26,481	2,811,223
International Business Machines Corp.	23,707	3,877,280
VeriSign, Inc.*	16,439	3,385,776

Total IT Services		18,953,206

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	5,871	816,245
Medpace Holdings, Inc.*	1,739	533,056

Total Life Sciences Tools & Services		1,349,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2023

Investments	Shares	Value
Machinery - 1.4%
Caterpillar, Inc.	2,749	$812,797
Cummins, Inc.	3,721	891,440
PACCAR, Inc.	9,712	948,377
Snap-on, Inc.	3,332	962,415

Total Machinery		3,615,029

Media - 4.9%
Charter Communications, Inc., Class A*	3,917	1,522,460
Comcast Corp., Class A	56,019	2,456,433
Fox Corp., Class A	81,441	2,416,354
Liberty Media Corp.-Liberty SiriusXM, Class C*	63,578	1,829,775
New York Times Co., Class A	43,681	2,139,932
Omnicom Group, Inc.	27,500	2,379,025

Total Media		12,743,979

Metals & Mining - 1.1%
Nucor Corp.	4,768	829,823
Reliance Steel & Aluminum Co.	4,619	1,291,842
Steel Dynamics, Inc.	6,469	763,989

Total Metals & Mining		2,885,654

Multi-Utilities - 0.4%
Consolidated Edison, Inc.	11,652	1,059,982

Oil, Gas & Consumable Fuels - 4.1%
APA Corp.	19,717	707,446
Chord Energy Corp.	5,575	926,732
Diamondback Energy, Inc.	6,400	992,512
Exxon Mobil Corp.	11,105	1,110,278
HF Sinclair Corp.	15,638	869,004
Marathon Petroleum Corp.	7,084	1,050,982
Ovintiv, Inc.	15,232	668,990
Permian Resources Corp.	46,918	638,085
Phillips 66	7,895	1,051,140
Pioneer Natural Resources Co.	3,925	882,654
Southwestern Energy Co.*	116,604	763,756
Valero Energy Corp.	7,333	953,290

Total Oil, Gas & Consumable Fuels		10,614,869

Personal Care Products - 0.3%
BellRing Brands, Inc.*	12,418	688,330

Pharmaceuticals - 1.6%
Bristol-Myers Squibb Co.	21,041	1,079,614
Johnson & Johnson	7,328	1,148,591
Merck & Co., Inc.	9,735	1,061,310
Viatris, Inc.	86,774	939,762

Total Pharmaceuticals		4,229,277

Professional Services - 2.4%
CACI International, Inc., Class A*	2,934	950,205
Jacobs Solutions, Inc.	6,898	895,360
Leidos Holdings, Inc.	7,204	779,761
Parsons Corp.*	14,344	899,512
Science Applications International Corp.	8,074	1,003,760
TriNet Group, Inc.*	6,044	718,813
Verisk Analytics, Inc.	3,960	945,886

Total Professional Services		6,193,297

Retail REITs - 1.1%
NNN REIT, Inc.	34,093	1,469,408
Simon Property Group, Inc.	9,465	1,350,088

Total Retail REITs		2,819,496

Software - 12.2%
Adobe, Inc.*	3,230	1,927,018
AppLovin Corp., Class A*	37,337	1,487,879
Cadence Design Systems, Inc.*	8,460	2,304,250
Dolby Laboratories, Inc., Class A	30,611	2,638,056
Dropbox, Inc., Class A*	90,410	2,665,287
Fair Isaac Corp.*	2,381	2,771,508
Fortinet, Inc.*	31,507	1,844,105
Manhattan Associates, Inc.*	9,980	2,148,894
Nutanix, Inc., Class A*	35,927	1,713,359
Palo Alto Networks, Inc.*	5,604	1,652,507
Qualys, Inc.*	12,253	2,405,019
Salesforce, Inc.*	8,673	2,282,213
Splunk, Inc.*	12,101	1,843,587
Synopsys, Inc.*	4,294	2,211,024
Workday, Inc., Class A*	6,302	1,739,730

Total Software		31,634,436

Specialized REITs - 0.6%
Gaming & Leisure Properties, Inc.	30,345	1,497,526

Specialty Retail - 3.1%
Dick’s Sporting Goods, Inc.	5,724	841,142
Murphy USA, Inc.	4,280	1,526,077
O’Reilly Automotive, Inc.*	1,640	1,558,131
TJX Cos., Inc.	18,716	1,755,748
Ulta Beauty, Inc.*	2,773	1,358,742
Williams-Sonoma, Inc.	4,511	910,230

Total Specialty Retail		7,950,070

Technology Hardware, Storage & Peripherals - 1.8%
Dell Technologies, Inc., Class C	27,694	2,118,591
NetApp, Inc.	28,371	2,501,187

Total Technology Hardware, Storage & Peripherals		4,619,778

Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp.*	1,462	977,244
Tapestry, Inc.	30,375	1,118,104

Total Textiles, Apparel & Luxury Goods		2,095,348

Tobacco - 0.3%
Altria Group, Inc.	22,130	892,724

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2023

Investments	Shares	Value
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	4,341	$749,647
Core & Main, Inc., Class A*	20,656	834,709
MSC Industrial Direct Co., Inc., Class A	10,204	1,033,257
WW Grainger, Inc.	962	797,200

Total Trading Companies & Distributors		3,414,813

Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc.	17,234	2,763,127

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $236,447,393)		259,377,434
Other Assets less Liabilities - 0.2%		414,280

NET ASSETS - 100.0%		$259,791,714

*	Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$259,377,434	$—	$—	$259,377,434

Total Investments in Securities	$259,377,434	$—	$—	$259,377,434

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 2.1%
BWX Technologies, Inc.	40,848	$3,134,267
Curtiss-Wright Corp.	9,180	2,045,212
General Dynamics Corp.	210,840	54,748,823
HEICO Corp.	14,975	2,678,578
HEICO Corp., Class A	8,870	1,263,443
Hexcel Corp.	21,752	1,604,210
Howmet Aerospace, Inc.	70,434	3,811,888
Huntington Ingalls Industries, Inc.	29,733	7,719,876
Lockheed Martin Corp.	269,738	122,256,051
Moog, Inc., Class A	4,304	623,133
Northrop Grumman Corp.	85,997	40,258,636
Woodward, Inc.	12,878	1,753,082

Total Aerospace & Defense		241,897,199

Air Freight & Logistics - 2.1%
CH Robinson Worldwide, Inc.	118,432	10,231,341
Expeditors International of Washington, Inc.	56,425	7,177,260
FedEx Corp.	175,585	44,417,737
United Parcel Service, Inc., Class B	1,146,013	180,187,624

Total Air Freight & Logistics		242,013,962

Automobile Components - 0.1%
BorgWarner, Inc.	68,801	2,466,516
Gentex Corp.	122,351	3,995,984
Lear Corp.	38,178	5,391,115

Total Automobile Components		11,853,615

Automobiles - 0.0%
Thor Industries, Inc.	32,999	3,902,132

Banks - 0.0%
Western Alliance Bancorp	82,493	5,427,214

Beverages - 5.4%
Brown-Forman Corp., Class A	86,205	5,136,956
Brown-Forman Corp., Class B	139,902	7,988,404
Coca-Cola Co.	5,152,688	303,647,904
Coca-Cola Consolidated, Inc.	1,677	1,556,927
Constellation Brands, Inc., Class A	101,955	24,647,621
PepsiCo, Inc.	1,574,188	267,360,090

Total Beverages		610,337,902

Biotechnology - 6.5%
AbbVie, Inc.	2,694,245	417,527,148
Amgen, Inc.	631,762	181,960,091
Gilead Sciences, Inc.	1,753,236	142,029,648

Total Biotechnology		741,516,887

Broadline Retail - 0.2%
eBay, Inc.	472,132	20,594,398

Building Products - 0.6%
A O Smith Corp.	78,067	6,435,843
AAON, Inc.	16,506	1,219,298
Advanced Drainage Systems, Inc.	16,262	2,287,088
Armstrong World Industries, Inc.(a)	14,707	1,445,992
Carlisle Cos., Inc.	20,306	6,344,204
Carrier Global Corp.	433,824	24,923,189
Fortune Brands Innovations, Inc.	50,579	3,851,085
Lennox International, Inc.	14,225	6,365,972
Masco Corp.	141,158	9,454,763
UFP Industries, Inc.	17,299	2,171,889
Zurn Elkay Water Solutions Corp.	51,680	1,519,909

Total Building Products		66,019,232

Capital Markets - 5.9%
Affiliated Managers Group, Inc.	7,977	1,207,877
Ameriprise Financial, Inc.	56,934	21,625,241
Charles Schwab Corp.	1,060,509	72,963,019
Evercore, Inc., Class A	31,763	5,433,061
FactSet Research Systems, Inc.	13,835	6,599,987
Franklin Resources, Inc.	767,388	22,860,489
Goldman Sachs Group, Inc.	404,503	156,045,122
Hamilton Lane, Inc., Class A	30,298	3,437,005
Houlihan Lokey, Inc.	35,111	4,210,160
Jefferies Financial Group, Inc.	239,324	9,671,083
KKR & Co., Inc.	289,574	23,991,206
LPL Financial Holdings, Inc.	15,040	3,423,405
MarketAxess Holdings, Inc.	9,362	2,741,662
Moody’s Corp.	51,848	20,249,755
Morgan Stanley	2,601,069	242,549,684
Morningstar, Inc.	8,692	2,487,998
MSCI, Inc.	33,004	18,668,713
S&P Global, Inc.	104,025	45,825,093
SEI Investments Co.	50,375	3,201,331
Stifel Financial Corp.	87,044	6,019,093

Total Capital Markets		673,210,984

Chemicals - 1.9%
Air Products & Chemicals, Inc.	219,315	60,048,447
Ashland, Inc.	39,181	3,303,350
Cabot Corp.	37,642	3,143,107
Celanese Corp.	82,892	12,878,930
DuPont de Nemours, Inc.	346,657	26,668,323
Eastman Chemical Co.	163,680	14,701,738
Ecolab, Inc.	109,431	21,705,639
H B Fuller Co.	2,983	242,846
NewMarket Corp.	4,270	2,330,694
Olin Corp.	70,405	3,798,350
PPG Industries, Inc.	147,425	22,047,409
RPM International, Inc.	80,931	9,034,328
Sherwin-Williams Co.	81,375	25,380,862
Westlake Corp.	69,116	9,673,475

Total Chemicals		214,957,498

Commercial Services & Supplies - 0.9%
Cintas Corp.	35,411	21,340,793
Republic Services, Inc.	152,759	25,191,487
Rollins, Inc.	252,814	11,040,388
Tetra Tech, Inc.	11,001	1,836,397
Waste Management, Inc.	250,743	44,908,071

Total Commercial Services & Supplies		104,317,136

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2023

Investments	Shares	Value
Communications Equipment - 2.4%
Cisco Systems, Inc.	5,022,637	$253,743,621
Motorola Solutions, Inc.	73,789	23,102,598

Total Communications Equipment		276,846,219

Construction & Engineering - 0.1%
Comfort Systems USA, Inc.	7,431	1,528,334
Quanta Services, Inc.	21,744	4,692,355

Total Construction & Engineering		6,220,689

Construction Materials - 0.2%
Eagle Materials, Inc.	10,322	2,093,714
Martin Marietta Materials, Inc.	15,023	7,495,125
Vulcan Materials Co.	36,376	8,257,716

Total Construction Materials		17,846,555

Consumer Finance - 1.6%
Ally Financial, Inc.	410,635	14,339,374
American Express Co.	386,948	72,490,838
Capital One Financial Corp.	288,525	37,831,398
Discover Financial Services	250,161	28,118,097
FirstCash Holdings, Inc.	17,736	1,922,405
OneMain Holdings, Inc.	185,017	9,102,836
Synchrony Financial	434,363	16,588,323

Total Consumer Finance		180,393,271

Consumer Staples Distribution & Retail - 1.7%
Casey’s General Stores, Inc.	7,721	2,121,268
Costco Wholesale Corp.	110,816	73,147,425
Sysco Corp.	516,431	37,766,599
Target Corp.	562,855	80,161,809

Total Consumer Staples Distribution & Retail		193,197,101

Containers & Packaging - 0.2%
Avery Dennison Corp.	43,841	8,862,896
Ball Corp.	156,413	8,996,876
Berry Global Group, Inc.	62,987	4,244,694
Sealed Air Corp.	126,113	4,605,647

Total Containers & Packaging		26,710,113

Distributors - 0.3%
Genuine Parts Co.	149,200	20,664,200
LKQ Corp.	264,411	12,636,202
Pool Corp.	14,195	5,659,688

Total Distributors		38,960,090

Electric Utilities - 0.1%
NRG Energy, Inc.	251,078	12,980,733

Electrical Equipment - 0.3%
Hubbell, Inc.	31,228	10,271,826
Rockwell Automation, Inc.	76,361	23,708,563
Vertiv Holdings Co., Class A	63,899	3,069,069

Total Electrical Equipment		37,049,458

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	216,351	21,446,875
Avnet, Inc.	79,554	4,009,522
Badger Meter, Inc.	13,807	2,131,386
CDW Corp.	54,538	12,397,578
Jabil, Inc.	20,482	2,609,407
Littelfuse, Inc.	8,963	2,398,140
Vontier Corp.	61,971	2,141,098

Total Electronic Equipment, Instruments & Components		47,134,006

Energy Equipment & Services - 0.5%
Baker Hughes Co.	888,708	30,376,040
ChampionX Corp.	62,597	1,828,458
Halliburton Co.	601,106	21,729,982

Total Energy Equipment & Services		53,934,480

Entertainment - 0.0%
TKO Group Holdings, Inc.	20,940	1,708,285

Financial Services - 2.1%
Equitable Holdings, Inc.	336,421	11,202,819
Jack Henry & Associates, Inc.	33,403	5,458,384
Mastercard, Inc., Class A	198,099	84,491,205
PennyMac Financial Services, Inc.	13,979	1,235,324
Visa, Inc., Class A	497,717	129,580,621
Voya Financial, Inc.	76,773	5,601,358

Total Financial Services		237,569,711

Food Products - 0.3%
Hershey Co.	142,589	26,584,293
Lamb Weston Holdings, Inc.	45,475	4,915,393

Total Food Products		31,499,686

Gas Utilities - 0.1%
National Fuel Gas Co.	131,020	6,573,273

Ground Transportation - 2.0%
CSX Corp.	965,788	33,483,870
JB Hunt Transport Services, Inc.	30,298	6,051,723
Landstar System, Inc.	20,830	4,033,729
Norfolk Southern Corp.	201,705	47,679,028
Old Dominion Freight Line, Inc.	18,621	7,547,650
Schneider National, Inc., Class B	33,276	846,874
Union Pacific Corp.	505,308	124,113,751

Total Ground Transportation		223,756,625

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	1,290,107	142,002,078
Cooper Cos., Inc.	6,814	2,578,690
ResMed, Inc.	65,792	11,317,540
Stryker Corp.	143,924	43,099,481

Total Health Care Equipment & Supplies		198,997,789

Health Care Providers & Services - 3.7%
Chemed Corp.	2,785	1,628,529
Cigna Group	210,995	63,182,453
Elevance Health, Inc.	104,984	49,506,255
Encompass Health Corp.	36,333	2,424,138
HCA Healthcare, Inc.	90,331	24,450,795
Humana, Inc.	31,988	14,644,426

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2023

Investments	Shares	Value
Laboratory Corp. of America Holdings	41,725	$9,483,675
McKesson Corp.	25,662	11,880,993
UnitedHealth Group, Inc.	468,018	246,397,436
Universal Health Services, Inc., Class B	13,032	1,986,598

Total Health Care Providers & Services		425,585,298

Hotels, Restaurants & Leisure - 3.8%
Aramark	73,936	2,077,602
Boyd Gaming Corp.	41,195	2,579,219
Churchill Downs, Inc.	9,344	1,260,786
Darden Restaurants, Inc.	138,229	22,711,025
Domino’s Pizza, Inc.	14,662	6,044,116
Hilton Worldwide Holdings, Inc.	47,970	8,734,857
Hyatt Hotels Corp., Class A	9,921	1,293,798
Las Vegas Sands Corp.	491,549	24,189,126
Marriott International, Inc., Class A	118,670	26,761,272
McDonald’s Corp.	642,572	190,529,024
Starbucks Corp.	1,053,250	101,122,532
Texas Roadhouse, Inc.	46,002	5,622,824
Wendy’s Co.	339,725	6,617,843
Wyndham Hotels & Resorts, Inc.	49,041	3,943,387
Yum! Brands, Inc.	206,001	26,916,091

Total Hotels, Restaurants & Leisure		430,403,502

Household Durables - 0.4%
DR Horton, Inc.	120,538	18,319,365
Installed Building Products, Inc.	6,694	1,223,797
Lennar Corp., Class A	105,727	15,757,552
Lennar Corp., Class B	8,972	1,202,697
PulteGroup, Inc.	76,543	7,900,768

Total Household Durables		44,404,179

Household Products - 4.0%
Colgate-Palmolive Co.	755,054	60,185,354
Kimberly-Clark Corp.	486,354	59,096,874
Procter & Gamble Co.	2,272,707	333,042,484
Reynolds Consumer Products, Inc.	242,784	6,516,323

Total Household Products		458,841,035

Independent Power & Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	2,305	174,696

Industrial Conglomerates - 1.2%
General Electric Co.	187,554	23,937,517
Honeywell International, Inc.	550,691	115,485,410

Total Industrial Conglomerates		139,422,927

Insurance - 2.3%
American International Group, Inc.	568,525	38,517,569
Arthur J Gallagher & Co.	70,521	15,858,762
Erie Indemnity Co., Class A	25,110	8,409,841
Fidelity National Financial, Inc.	431,444	22,012,273
First American Financial Corp.	127,897	8,241,683
Hartford Financial Services Group, Inc.	261,998	21,059,399
Kinsale Capital Group, Inc.	4,703	1,575,082
Marsh & McLennan Cos., Inc.	270,627	51,275,698
Primerica, Inc.	16,239	3,341,336
Principal Financial Group, Inc.	320,770	25,234,976
Progressive Corp.	103,453	16,477,994
RLI Corp.	30,886	4,111,544
Selective Insurance Group, Inc.	22,843	2,272,422
Travelers Cos., Inc.	180,886	34,456,974
WR Berkley Corp.	170,792	12,078,410

Total Insurance		264,923,963

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	78,648	10,934,432
Bio-Techne Corp.	33,841	2,611,172
Bruker Corp.	14,840	1,090,443
West Pharmaceutical Services, Inc.	11,687	4,115,226

Total Life Sciences Tools & Services		18,751,273

Machinery - 1.5%
Allison Transmission Holdings, Inc.	43,888	2,552,087
Donaldson Co., Inc.	61,733	4,034,252
Dover Corp.	72,722	11,185,371
Federal Signal Corp.	7,481	574,092
Flowserve Corp.	95,264	3,926,782
Graco, Inc.	67,313	5,840,076
Illinois Tool Works, Inc.	256,108	67,084,930
ITT, Inc.	28,429	3,392,148
Lincoln Electric Holdings, Inc.	31,046	6,751,263
Nordson Corp.	22,845	6,034,735
Otis Worldwide Corp.	242,970	21,738,526
Parker-Hannifin Corp.	66,297	30,543,028
Toro Co.	59,449	5,706,509

Total Machinery		169,363,799

Media - 0.1%
Nexstar Media Group, Inc.	48,035	7,529,486

Metals & Mining - 0.0%
Alpha Metallurgical Resources, Inc.	3,074	1,041,840
Royal Gold, Inc.	24,535	2,967,754

Total Metals & Mining		4,009,594

Oil, Gas & Consumable Fuels - 3.3%
Civitas Resources, Inc.	151,417	10,353,894
ConocoPhillips	923,338	107,171,842
Diamondback Energy, Inc.	147,160	22,821,573
EOG Resources, Inc.	942,979	114,053,310
EQT Corp.	178,779	6,911,596
Equitrans Midstream Corp.	620,204	6,313,677
Hess Corp.	141,205	20,356,113
Magnolia Oil & Gas Corp., Class A	162,278	3,454,899
Marathon Oil Corp.	399,704	9,656,849
Matador Resources Co.	59,251	3,369,012
Murphy Oil Corp.	114,115	4,868,146
New Fortress Energy, Inc.(a)	69,006	2,603,596
Occidental Petroleum Corp.	419,933	25,074,199
Ovintiv, Inc.	284,295	12,486,236
Permian Resources Corp.	242,275	3,294,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2023

Investments	Shares	Value
Range Resources Corp.	76,959	$2,342,632
SM Energy Co.	65,335	2,529,771
Targa Resources Corp.	195,285	16,964,408
Texas Pacific Land Corp.	1,528	2,402,704

Total Oil, Gas & Consumable Fuels		377,029,397

Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	15,353	1,087,453

Personal Care Products - 0.0%
Inter Parfums, Inc.	17,490	2,518,735

Pharmaceuticals - 5.4%
Eli Lilly & Co.	276,561	161,212,938
Johnson & Johnson	2,708,307	424,500,039
Zoetis, Inc.	142,035	28,033,448

Total Pharmaceuticals		613,746,425

Professional Services - 1.8%
Automatic Data Processing, Inc.	380,728	88,698,202
Booz Allen Hamilton Holding Corp.	69,019	8,828,220
Broadridge Financial Solutions, Inc.	71,484	14,707,833
Concentrix Corp.	20,197	1,983,547
Equifax, Inc.	30,749	7,603,920
Exponent, Inc.	6,422	565,393
Insperity, Inc.	20,320	2,381,911
ManpowerGroup, Inc.	67,161	5,337,285
Maximus, Inc.	26,344	2,209,208
Paychex, Inc.	398,874	47,509,882
Paycom Software, Inc.	20,796	4,298,949
Robert Half, Inc.	71,903	6,321,712
SS&C Technologies Holdings, Inc.	148,079	9,049,108
Verisk Analytics, Inc.	30,198	7,213,094

Total Professional Services		206,708,264

Semiconductors & Semiconductor Equipment - 10.5%
Amkor Technology, Inc.	81,561	2,713,534
Analog Devices, Inc.	362,428	71,963,704
Applied Materials, Inc.	273,881	44,387,894
Broadcom, Inc.	361,570	403,602,512
KLA Corp.	55,515	32,270,870
Lam Research Corp.	57,770	45,248,930
Monolithic Power Systems, Inc.	12,344	7,786,348
NVIDIA Corp.	445,695	220,717,078
Power Integrations, Inc.	30,455	2,500,660
QUALCOMM, Inc.	1,035,821	149,810,791
Skyworks Solutions, Inc.	169,302	19,032,931
Teradyne, Inc.	17,650	1,915,378
Texas Instruments, Inc.	1,151,858	196,345,715
Universal Display Corp.	13,183	2,521,381

Total Semiconductors & Semiconductor Equipment		1,200,817,726

Software - 9.3%
Bentley Systems, Inc., Class B	63,583	3,317,761
Dolby Laboratories, Inc., Class A	22,756	1,961,112
Gen Digital, Inc.	458,803	10,469,884
Intuit, Inc.	67,527	42,206,401
Microsoft Corp.	2,264,926	851,702,773
Oracle Corp.	1,418,422	149,544,232

Total Software		1,059,202,163

Specialized REITs - 0.3%
SBA Communications Corp.	53,781	13,643,702
Weyerhaeuser Co.	656,094	22,812,388

Total Specialized REITs		36,456,090

Specialty Retail - 4.3%
Academy Sports & Outdoors, Inc.	14,187	936,342
American Eagle Outfitters, Inc.	123,830	2,620,243
Best Buy Co., Inc.	315,033	24,660,783
Dick’s Sporting Goods, Inc.	63,173	9,283,272
Home Depot, Inc.	981,811	340,246,602
Murphy USA, Inc.	3,585	1,278,268
Ross Stores, Inc.	127,703	17,672,818
TJX Cos., Inc.	667,510	62,619,113
Tractor Supply Co.	79,539	17,103,271
Williams-Sonoma, Inc.	44,182	8,915,044

Total Specialty Retail		485,335,756

Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	2,927,530	563,637,351
HP, Inc.	1,438,521	43,285,097
NetApp, Inc.	171,396	15,110,271

Total Technology Hardware, Storage & Peripherals		622,032,719

Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	13,417	1,067,188
NIKE, Inc., Class B	590,704	64,132,734
PVH Corp.	11,402	1,392,412
Ralph Lauren Corp.	36,569	5,273,250
Tapestry, Inc.	356,626	13,127,403

Total Textiles, Apparel & Luxury Goods		84,992,987

Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	9,944	1,717,229
Boise Cascade Co.	7,796	1,008,491
Fastenal Co.	467,748	30,296,038
MSC Industrial Direct Co., Inc., Class A	51,342	5,198,891
United Rentals, Inc.	33,219	19,048,439
Watsco, Inc.	32,737	14,026,822
WESCO International, Inc.	15,004	2,608,895
WW Grainger, Inc.	17,169	14,227,779

Total Trading Companies & Distributors		88,132,584

Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc.	754,261	120,930,666

TOTAL COMMON STOCKS (Cost: $9,823,405,497)		11,389,826,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2023

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b) (Cost: $2,655,114)	2,655,114	$2,655,114

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $9,826,060,611)		11,392,482,074
Other Assets less Liabilities - 0.1%		9,922,030

NET ASSETS - 100.0%		$11,402,404,104

(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,021,458 and the total market value of the collateral held by the Fund was $4,118,278. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,463,164.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$11,389,826,960	$—	$—	$11,389,826,960
Investment of Cash Collateral for Securities Loaned	—	2,655,114	—	2,655,114

Total Investments in Securities	$11,389,826,960	$2,655,114	$—	$11,392,482,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Growth Fund (QGRW)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 100.0%

United States - 99.6%

Aerospace & Defense - 0.4%
Axon Enterprise, Inc.*	1,738	$448,978

Automobiles - 4.3%
Tesla, Inc.*	19,649	4,882,384

Beverages - 0.6%
Monster Beverage Corp.*	11,763	677,666

Biotechnology - 1.4%
Incyte Corp.*	1,322	83,008
Moderna, Inc.*	6,112	607,839
Vertex Pharmaceuticals, Inc.*	2,351	956,598

Total Biotechnology		1,647,445

Broadline Retail - 5.3%
Amazon.com, Inc.*	39,683	6,029,435

Building Products - 0.2%
Builders FirstSource, Inc.*	788	131,549
Lennox International, Inc.	217	97,112

Total Building Products		228,661

Capital Markets - 3.1%
Blackstone, Inc.	9,648	1,263,116
FactSet Research Systems, Inc.	892	425,528
LPL Financial Holdings, Inc.	472	107,437
MSCI, Inc.	1,037	586,579
S&P Global, Inc.	2,571	1,132,577

Total Capital Markets		3,515,237

Chemicals - 0.7%
Celanese Corp.	759	117,926
CF Industries Holdings, Inc.	1,237	98,341
Dow, Inc.	10,057	551,526

Total Chemicals		767,793

Commercial Services & Supplies - 0.9%
Copart, Inc.*	11,962	586,138
Rollins, Inc.	10,202	445,521

Total Commercial Services & Supplies		1,031,659

Communications Equipment - 0.7%
Arista Networks, Inc.*	3,231	760,933

Distributors - 0.1%
Pool Corp.	245	97,684

Electrical Equipment - 0.1%
Vertiv Holdings Co., Class A	2,291	110,037

Electronic Equipment, Instruments & Components - 0.4%
Keysight Technologies, Inc.*	3,174	504,952

Entertainment - 1.5%
Netflix, Inc.*	3,271	1,592,584
Roku, Inc.*	845	77,453

Total Entertainment		1,670,037

Financial Services - 5.9%
Block, Inc.*	8,227	636,358
Mastercard, Inc., Class A	6,250	2,665,688
Visa, Inc., Class A	13,074	3,403,816

Total Financial Services		6,705,862

Food Products - 0.1%
Lamb Weston Holdings, Inc.	871	94,146

Ground Transportation - 0.9%
JB Hunt Transport Services, Inc.	2,207	440,826
Old Dominion Freight Line, Inc.	1,411	571,921

Total Ground Transportation		1,012,747

Health Care Equipment & Supplies - 2.5%
Dexcom, Inc.*	4,828	599,107
Edwards Lifesciences Corp.*	7,906	602,833
IDEXX Laboratories, Inc.*	1,034	573,922
Insulet Corp.*	378	82,018
Intuitive Surgical, Inc.*	3,079	1,038,731

Total Health Care Equipment & Supplies		2,896,611

Health Care Providers & Services - 0.4%
Molina Healthcare, Inc.*	1,158	418,397

Health Care Technology - 0.4%
Veeva Systems, Inc., Class A*	2,637	507,675

Hotels, Restaurants & Leisure - 3.3%
Booking Holdings, Inc.*	294	1,042,883
Chipotle Mexican Grill, Inc.*	294	672,366
Domino’s Pizza, Inc.	213	87,805
DoorDash, Inc., Class A*	5,477	541,620
Starbucks Corp.	9,973	957,508
Yum! Brands, Inc.	4,104	536,229

Total Hotels, Restaurants & Leisure		3,838,411

Household Durables - 0.6%
DR Horton, Inc.	4,255	646,675

Insurance - 0.1%
Erie Indemnity Co., Class A	265	88,754

Interactive Media & Services - 11.4%
Alphabet, Inc., Class A*	49,481	6,912,001
Meta Platforms, Inc., Class A*	16,096	5,697,340
Pinterest, Inc., Class A*	12,874	476,853

Total Interactive Media & Services		13,086,194

IT Services - 1.0%
EPAM Systems, Inc.*	365	108,529
Gartner, Inc.*	1,150	518,777
GoDaddy, Inc., Class A*	834	88,537
VeriSign, Inc.*	1,981	408,007

Total IT Services		1,123,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Growth Fund (QGRW)

December 31, 2023

Investments	Shares	Value
Life Sciences Tools & Services - 0.4%
West Pharmaceutical Services, Inc.	1,324	$466,207

Media - 0.5%
Liberty Broadband Corp., Class C*	971	78,253
Trade Desk, Inc., Class A*	7,412	533,367

Total Media		611,620

Metals & Mining - 0.4%
Steel Dynamics, Inc.	3,548	419,019

Oil, Gas & Consumable Fuels - 1.8%
Coterra Energy, Inc.	16,368	417,711
Diamondback Energy, Inc.	3,053	473,459
Occidental Petroleum Corp.	10,448	623,850
Ovintiv, Inc.	1,706	74,928
Targa Resources Corp.	4,744	412,111
Texas Pacific Land Corp.	51	80,195

Total Oil, Gas & Consumable Fuels		2,082,254

Pharmaceuticals - 0.7%
Zoetis, Inc.	4,296	847,902

Semiconductors & Semiconductor Equipment - 14.7%
Advanced Micro Devices, Inc.*	12,222	1,801,645
Applied Materials, Inc.	7,156	1,159,773
Broadcom, Inc.	3,055	3,410,144
Enphase Energy, Inc.*	806	106,505
Entegris, Inc.	965	115,626
KLA Corp.	1,376	799,869
Lam Research Corp.	1,235	967,326
Monolithic Power Systems, Inc.	831	524,178
NVIDIA Corp.	13,168	6,521,057
QUALCOMM, Inc.	8,801	1,272,888
Teradyne, Inc.	950	103,094

Total Semiconductors & Semiconductor Equipment		16,782,105

Software - 20.5%
Adobe, Inc.*	3,200	1,909,120
AppLovin Corp., Class A*	2,048	81,613
Atlassian Corp., Class A*	3,087	734,274
Bentley Systems, Inc., Class B	1,876	97,890
Cadence Design Systems, Inc.*	2,792	760,457
Crowdstrike Holdings, Inc., Class A*	2,649	676,343
Datadog, Inc., Class A*	4,486	544,511
Dynatrace, Inc.*	2,081	113,810
Fair Isaac Corp.*	406	472,588
Fortinet, Inc.*	10,249	599,874
HubSpot, Inc.*	901	523,066
Intuit, Inc.	2,175	1,359,440
Microsoft Corp.	33,838	12,724,441
Palo Alto Networks, Inc.*	2,932	864,588
ServiceNow, Inc.*	1,645	1,162,176
Synopsys, Inc.*	1,454	748,679

Total Software		23,372,870

Specialized REITs - 0.6%
Public Storage	2,136	651,480

Specialty Retail - 1.8%
AutoZone, Inc.*	216	558,492
O’Reilly Automotive, Inc.*	654	621,352
Tractor Supply Co.	2,097	450,918
Ulta Beauty, Inc.*	906	443,931

Total Specialty Retail		2,074,693

Technology Hardware, Storage & Peripherals - 11.6%
Apple, Inc.	68,129	13,116,876
Super Micro Computer, Inc.*	341	96,933

Total Technology Hardware, Storage & Peripherals		13,213,809

Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.*	587	392,368

Total United States		113,706,550

South Korea - 0.4%

Broadline Retail - 0.4%
Coupang, Inc.*	29,990	485,538

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $100,821,051)		114,192,088
Other Assets less Liabilities - 0.0%		42,515

NET ASSETS - 100.0%		$114,234,603

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Growth Fund (QGRW)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$114,192,088	$—	$—	$114,192,088

Total Investments in Securities	$114,192,088	$—	$—	$114,192,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.4%

United States - 98.5%

Aerospace & Defense - 0.4%
Cadre Holdings, Inc.	66,221	$2,178,009
Kaman Corp.	81,945	1,962,583
National Presto Industries, Inc.	35,568	2,855,399
Park Aerospace Corp.	108,172	1,590,128

Total Aerospace & Defense		8,586,119

Air Freight & Logistics - 0.1%
Forward Air Corp.	39,070	2,456,331

Automobile Components - 1.3%
Dana, Inc.	346,833	5,067,230
LCI Industries(a)	57,256	7,197,652
Patrick Industries, Inc.(a)	64,415	6,464,045
Phinia, Inc.	146,388	4,434,092
Standard Motor Products, Inc.	65,886	2,622,922

Total Automobile Components		25,785,941

Automobiles - 0.2%
Winnebago Industries, Inc.	52,180	3,802,878

Banks - 18.7%
1st Source Corp.	49,310	2,709,584
Amalgamated Financial Corp.	35,483	955,912
Amerant Bancorp, Inc.	35,259	866,314
Ameris Bancorp	58,247	3,090,003
Arrow Financial Corp.(a)	17,344	484,591
Associated Banc-Corp.(a)	398,277	8,519,145
Atlantic Union Bankshares Corp.(a)	160,125	5,850,967
Banc of California, Inc.	276,288	3,710,548
BancFirst Corp.	47,867	4,658,895
Bank First Corp.	9,511	824,223
Bank of Hawaii Corp.(a)	94,415	6,841,311
Bank of Marin Bancorp	30,981	682,202
Bank7 Corp.	19,846	542,788
BankUnited, Inc.	132,586	4,299,764
Banner Corp.	57,811	3,096,357
Bar Harbor Bankshares	18,670	548,151
Berkshire Hills Bancorp, Inc.	74,455	1,848,718
Brookline Bancorp, Inc.	129,275	1,410,390
Burke & Herbert Financial Services Corp.(a)	16,779	1,055,399
Byline Bancorp, Inc.	51,495	1,213,222
Cambridge Bancorp	8,330	578,102
Camden National Corp.	17,237	648,628
Capital Bancorp, Inc.	15,535	375,947
Capitol Federal Financial, Inc.	404,110	2,606,510
Cathay General Bancorp(a)	215,046	9,584,600
Central Pacific Financial Corp.	46,952	924,015
Citizens & Northern Corp.	29,630	664,601
City Holding Co.	33,987	3,747,407
Civista Bancshares, Inc.	34,569	637,452
CNB Financial Corp.	44,475	1,004,690
Community Bank System, Inc.	110,441	5,755,081
Community Trust Bancorp, Inc.	59,738	2,620,109
ConnectOne Bancorp, Inc.	55,304	1,267,015
CVB Financial Corp.	319,678	6,454,299
Dime Community Bancshares, Inc.	74,870	2,016,249
Eagle Bancorp, Inc.	107,713	3,246,470
Eastern Bankshares, Inc.	331,036	4,700,711
Enterprise Financial Services Corp.	40,055	1,788,456
Equity Bancshares, Inc., Class A	20,713	702,171
Farmers National Banc Corp.	48,983	707,804
FB Financial Corp.	45,055	1,795,442
Fidelity D&D Bancorp, Inc.	4,632	268,795
Financial Institutions, Inc.	71,875	1,530,938
First Bancorp	55,591	2,057,423
First Bancshares, Inc.	53,982	1,583,292
First Bank	34,113	501,461
First Busey Corp.	120,714	2,996,121
First Business Financial Services, Inc.	9,453	379,065
First Commonwealth Financial Corp.(a)	191,495	2,956,683
First Community Bankshares, Inc.	41,486	1,539,131
First Financial Bancorp	343,565	8,159,669
First Financial Corp.	38,808	1,669,908
First Hawaiian, Inc.	367,187	8,393,895
First Internet Bancorp	7,313	176,901
First Interstate BancSystem, Inc., Class A(a)	414,852	12,756,699
First Merchants Corp.	140,681	5,216,451
First Mid Bancshares, Inc.(a)	27,534	954,328
First Northwest Bancorp	8,535	136,048
First of Long Island Corp.	72,470	959,503
Five Star Bancorp	28,515	746,523
Flushing Financial Corp.	70,504	1,161,906
FS Bancorp, Inc.	12,543	463,589
Fulton Financial Corp.	342,490	5,637,385
German American Bancorp, Inc.	76,184	2,469,123
Great Southern Bancorp, Inc.	13,120	778,672
Guaranty Bancshares, Inc.	18,696	628,560
Hancock Whitney Corp.	125,212	6,084,051
Hanmi Financial Corp.	43,371	841,397
HarborOne Bancorp, Inc.	53,435	640,151
HBT Financial, Inc.	77,067	1,626,884
Heartland Financial USA, Inc.	41,944	1,577,514
Heritage Commerce Corp.	198,318	1,967,315
Heritage Financial Corp.	87,601	1,873,785
Hilltop Holdings, Inc.(a)	63,455	2,234,251
Hope Bancorp, Inc.	360,844	4,358,996
Horizon Bancorp, Inc.	111,747	1,599,100
Independent Bank Corp.	126,396	6,734,160
Independent Bank Group, Inc.	80,122	4,076,607
International Bancshares Corp.	131,642	7,150,793
Investar Holding Corp.	22,014	328,229
Kearny Financial Corp.(a)	161,926	1,452,476
Lakeland Bancorp, Inc.	160,259	2,370,231
Lakeland Financial Corp.	32,896	2,143,503
Live Oak Bancshares, Inc.(a)	38,156	1,736,098
Macatawa Bank Corp.	85,577	965,309
Mercantile Bank Corp.	39,422	1,591,860
Metrocity Bankshares, Inc.	53,129	1,276,159
Middlefield Banc Corp.(a)	10,329	334,350
Midland States Bancorp, Inc.	42,404	1,168,654
National Bank Holdings Corp., Class A	61,132	2,273,499
NBT Bancorp, Inc.(a)	82,093	3,440,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2023

Investments	Shares	Value
Nicolet Bankshares, Inc.	12,765	$1,027,327
Northeast Bank	4,895	270,155
Northeast Community Bancorp, Inc.	19,095	338,745
Northfield Bancorp, Inc.	113,326	1,425,641
Northrim BanCorp, Inc.	15,189	868,963
Northwest Bancshares, Inc.	494,340	6,169,363
OceanFirst Financial Corp.	170,916	2,967,102
Old Second Bancorp, Inc.	49,164	759,092
Orange County Bancorp, Inc.	4,041	243,430
Origin Bancorp, Inc.	17,410	619,274
Orrstown Financial Services, Inc.	22,077	651,272
Pacific Premier Bancorp, Inc.	213,344	6,210,444
Park National Corp.(a)	30,824	4,095,277
Pathward Financial, Inc.	23,905	1,265,292
Peapack-Gladstone Financial Corp.	29,198	870,684
Peoples Bancorp, Inc.(a)	142,111	4,797,667
Plumas Bancorp	7,148	295,570
Preferred Bank	36,066	2,634,621
Premier Financial Corp.	103,638	2,497,676
Primis Financial Corp.	63,543	804,454
Princeton Bancorp, Inc.	8,172	293,375
Provident Financial Services, Inc.	264,371	4,766,609
QCR Holdings, Inc.	13,662	797,724
Red River Bancshares, Inc.	6,509	365,220
Renasant Corp.	87,742	2,955,151
Republic Bancorp, Inc., Class A	36,131	1,992,986
S&T Bancorp, Inc.	74,628	2,494,068
Sandy Spring Bancorp, Inc.	144,317	3,931,195
Seacoast Banking Corp. of Florida	126,523	3,600,845
ServisFirst Bancshares, Inc.	55,067	3,669,114
Shore Bancshares, Inc.	52,658	750,377
Sierra Bancorp	33,871	763,791
Simmons First National Corp., Class A	332,014	6,587,158
SmartFinancial, Inc.	28,131	688,928
South Plains Financial, Inc.	14,285	413,694
Southern Missouri Bancorp, Inc.	12,805	683,659
Southern States Bancshares, Inc.	10,675	312,564
Southside Bancshares, Inc.	62,640	1,961,885
Stellar Bancorp, Inc.	33,953	945,252
Stock Yards Bancorp, Inc.	36,595	1,884,277
Summit Financial Group, Inc.	26,419	810,799
TFS Financial Corp.(a)	1,277,641	18,768,546
Towne Bank	141,312	4,205,445
TriCo Bancshares	39,535	1,698,819
TrustCo Bank Corp.	49,056	1,523,189
Trustmark Corp.	121,110	3,376,547
UMB Financial Corp.	50,430	4,213,426
United Community Banks, Inc.	227,348	6,652,202
Unity Bancorp, Inc.	6,077	179,818
Veritex Holdings, Inc.	115,145	2,679,424
WaFd, Inc.(a)	96,635	3,185,090
Washington Trust Bancorp, Inc.	68,035	2,202,973
WesBanco, Inc.	168,441	5,283,994
West BanCorp, Inc.(a)	32,065	679,778
Westamerica BanCorp	67,458	3,805,306
WSFS Financial Corp.	45,408	2,085,589

Total Banks		369,023,068

Beverages - 0.1%
MGP Ingredients, Inc.(a)	17,972	1,770,601

Broadline Retail - 1.4%
Kohl’s Corp.	601,149	17,240,954
Nordstrom, Inc.(a)	529,285	9,765,308

Total Broadline Retail		27,006,262

Building Products - 0.8%
Apogee Enterprises, Inc.	65,319	3,488,688
AZZ, Inc.(a)	40,604	2,358,686
CSW Industrials, Inc.	13,436	2,786,761
Griffon Corp.	82,177	5,008,688
Insteel Industries, Inc.	34,779	1,331,688
Quanex Building Products Corp.	55,191	1,687,189

Total Building Products		16,661,700

Capital Markets - 3.1%
BGC Group, Inc., Class A	333,102	2,404,996
Brightsphere Investment Group, Inc.	32,489	622,489
Cohen & Steers, Inc.	150,330	11,384,491
Diamond Hill Investment Group, Inc.	6,556	1,085,608
GCM Grosvenor, Inc., Class A	141,415	1,267,078
Moelis & Co., Class A(a)	169,457	9,511,621
Oppenheimer Holdings, Inc., Class A	13,625	562,985
Piper Sandler Cos.	15,855	2,772,564
PJT Partners, Inc., Class A(a)	18,627	1,897,533
StepStone Group, Inc., Class A	101,726	3,237,939
TPG, Inc.	202,700	8,750,559
Victory Capital Holdings, Inc., Class A	199,881	6,883,902
Virtu Financial, Inc., Class A	261,593	5,299,874
Virtus Investment Partners, Inc.	21,180	5,120,477

Total Capital Markets		60,802,116

Chemicals - 2.7%
AdvanSix, Inc.	85,972	2,575,721
Avient Corp.	186,722	7,762,033
Hawkins, Inc.	35,911	2,528,853
Innospec, Inc.	38,061	4,690,638
Koppers Holdings, Inc.	35,452	1,815,851
Kronos Worldwide, Inc.(a)	640,820	6,369,751
Minerals Technologies, Inc.	29,944	2,135,307
Quaker Chemical Corp.	16,055	3,426,458
Scotts Miracle-Gro Co.(a)	162,708	10,372,635
Sensient Technologies Corp.	85,631	5,651,646
Stepan Co.	35,486	3,355,201
Valhi, Inc.(a)	113,088	1,717,807

Total Chemicals		52,401,901

Commercial Services & Supplies - 2.8%
ABM Industries, Inc.	105,624	4,735,124
ACCO Brands Corp.	413,995	2,517,090

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2023

Investments	Shares	Value
Acme United Corp.	15,443	$661,887
ARC Document Solutions, Inc.	247,420	811,538
Aris Water Solutions, Inc., Class A	178,329	1,496,180
Brady Corp., Class A	82,838	4,861,762
Brink’s Co.	55,222	4,856,775
Deluxe Corp.	183,242	3,930,541
Ennis, Inc.	156,104	3,420,239
HNI Corp.	114,623	4,794,680
Interface, Inc.	123,660	1,560,589
Matthews International Corp., Class A	81,720	2,995,038
MillerKnoll, Inc.	162,467	4,334,619
Pitney Bowes, Inc.	712,179	3,133,588
Steelcase, Inc., Class A	340,164	4,599,017
UniFirst Corp.	10,919	1,997,194
Vestis Corp.	118,604	2,507,289
VSE Corp.	25,314	1,635,537

Total Commercial Services & Supplies		54,848,687

Construction & Engineering - 0.5%
Arcosa, Inc.	39,359	3,252,628
Argan, Inc.	42,839	2,004,437
Granite Construction, Inc.	50,846	2,586,028
Primoris Services Corp.	62,755	2,084,093

Total Construction & Engineering		9,927,186

Construction Materials - 0.1%
U.S. Lime & Minerals, Inc.	6,757	1,556,475

Consumer Finance - 0.8%
Bread Financial Holdings, Inc.	67,677	2,229,280
Navient Corp.	227,066	4,227,969
Nelnet, Inc., Class A	23,184	2,045,293
Regional Management Corp.	28,316	710,165
SLM Corp.	314,662	6,016,337

Total Consumer Finance		15,229,044

Consumer Staples Distribution & Retail - 0.8%
Andersons, Inc.	48,470	2,788,964
Ingles Markets, Inc., Class A	19,009	1,641,807
Natural Grocers by Vitamin Cottage, Inc.	114,959	1,839,344
PriceSmart, Inc.	33,674	2,551,816
SpartanNash Co.	124,899	2,866,432
Village Super Market, Inc., Class A	53,385	1,400,288
Weis Markets, Inc.	53,504	3,422,116

Total Consumer Staples Distribution & Retail		16,510,767

Containers & Packaging - 0.8%
Greif, Inc., Class A	82,084	5,383,890
Myers Industries, Inc.	158,691	3,102,409
Pactiv Evergreen, Inc.	433,773	5,947,028
TriMas Corp.	45,453	1,151,324

Total Containers & Packaging		15,584,651

Distributors - 0.1%
Weyco Group, Inc.(a)	51,095	1,602,339

Diversified Consumer Services - 0.6%
Carriage Services, Inc.	56,395	1,410,439
Graham Holdings Co., Class B	4,071	2,835,533
Perdoceo Education Corp.	197,482	3,467,784
Strategic Education, Inc.	50,533	4,667,733

Total Diversified Consumer Services		12,381,489

Diversified REITs - 1.5%
Alexander & Baldwin, Inc.	87,439	1,663,090
Alpine Income Property Trust, Inc.	18,504	312,903
American Assets Trust, Inc.	62,704	1,411,467
Armada Hoffler Properties, Inc.	52,480	649,178
Broadstone Net Lease, Inc.	769,883	13,257,385
CTO Realty Growth, Inc.(a)	51,097	885,511
Empire State Realty Trust, Inc., Class A	141,468	1,370,825
Essential Properties Realty Trust, Inc.	372,720	9,526,723
One Liberty Properties, Inc.	24,365	533,837

Total Diversified REITs		29,610,919

Diversified Telecommunication Services - 0.9%
ATN International, Inc.	62,752	2,445,446
Cogent Communications Holdings, Inc.(a)	177,088	13,469,313
Shenandoah Telecommunications Co.	60,210	1,301,740

Total Diversified Telecommunication Services		17,216,499

Electric Utilities - 2.0%
ALLETE, Inc.	238,462	14,584,336
Genie Energy Ltd., Class B	72,954	2,052,196
MGE Energy, Inc.	84,538	6,112,943
Otter Tail Corp.(a)	95,593	8,122,537
PNM Resources, Inc.	200,610	8,345,376

Total Electric Utilities		39,217,388

Electrical Equipment - 0.7%
Allient, Inc.	32,364	977,716
Encore Wire Corp.	13,988	2,987,837
EnerSys	46,976	4,742,697
LSI Industries, Inc.	116,283	1,637,265
Powell Industries, Inc.	24,156	2,135,390
Preformed Line Products Co.	10,638	1,424,003

Total Electrical Equipment		13,904,908

Electronic Equipment, Instruments & Components - 1.4%
Advanced Energy Industries, Inc.(a)	32,906	3,584,122
Bel Fuse, Inc., Class B	23,340	1,558,412
Belden, Inc.	31,947	2,467,906
Benchmark Electronics, Inc.	94,982	2,625,302
Climb Global Solutions, Inc.	21,701	1,189,866
Crane NXT Co.	71,191	4,048,632
CTS Corp.	36,552	1,598,784
Methode Electronics, Inc.	95,410	2,168,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2023

Investments	Shares	Value
Napco Security Technologies, Inc.	54,361	$1,861,864
PC Connection, Inc.	27,604	1,855,265
Richardson Electronics Ltd.(a)	63,536	848,206
Vishay Intertechnology, Inc.(a)	184,773	4,429,009

Total Electronic Equipment, Instruments & Components		28,236,037

Energy Equipment & Services - 2.4%
Archrock, Inc.	648,795	9,991,443
Atlas Energy Solutions, Inc.(a)	227,802	3,922,751
Cactus, Inc., Class A(a)	91,340	4,146,836
Core Laboratories, Inc.	68,261	1,205,489
Helmerich & Payne, Inc.(a)	194,789	7,055,258
Kodiak Gas Services, Inc.	393,301	7,897,484
Liberty Energy, Inc.(a)	268,402	4,868,812
Ranger Energy Services, Inc.	124,928	1,278,013
RPC, Inc.(a)	437,214	3,182,918
Select Water Solutions, Inc.	327,044	2,482,264
Solaris Oilfield Infrastructure, Inc., Class A	162,869	1,296,437

Total Energy Equipment & Services		47,327,705

Entertainment - 0.1%
Marcus Corp.(a)	117,939	1,719,551

Financial Services - 0.8%
A-Mark Precious Metals, Inc.(a)	20,441	618,340
Alerus Financial Corp.	46,701	1,045,635
Cass Information Systems, Inc.	17,668	795,943
Federal Agricultural Mortgage Corp., Class C	18,595	3,555,736
Merchants Bancorp	39,350	1,675,523
NewtekOne, Inc.	89,791	1,239,116
UWM Holdings Corp.(a)	271,524	1,941,397
Walker & Dunlop, Inc.(a)	48,064	5,335,585

Total Financial Services		16,207,275

Food Products - 1.5%
Alico, Inc.	38,822	1,128,944
B&G Foods, Inc.	390,066	4,095,693
Cal-Maine Foods, Inc.	31,821	1,826,207
Calavo Growers, Inc.	51,908	1,526,614
J & J Snack Foods Corp.	33,413	5,584,649
John B Sanfilippo & Son, Inc.	38,547	3,971,883
Limoneira Co.	75,837	1,564,517
Tootsie Roll Industries, Inc.	68,956	2,292,097
Utz Brands, Inc.	170,998	2,777,008
WK Kellogg Co.	377,613	4,961,835

Total Food Products		29,729,447

Gas Utilities - 1.5%
Chesapeake Utilities Corp.	38,837	4,102,352
Northwest Natural Holding Co.	105,833	4,121,137
ONE Gas, Inc.	161,151	10,268,542
RGC Resources, Inc.	53,728	1,092,828
Spire, Inc.(a)	165,974	10,346,819

Total Gas Utilities		29,931,678

Ground Transportation - 0.7%
ArcBest Corp.	21,609	2,597,618
Covenant Logistics Group, Inc.	33,026	1,520,517
FTAI Infrastructure, Inc.	460,625	1,791,831
Heartland Express, Inc.	87,852	1,252,770
Marten Transport Ltd.	120,016	2,517,936
Universal Logistics Holdings, Inc.(a)	77,202	2,163,200
Werner Enterprises, Inc.	52,874	2,240,271

Total Ground Transportation		14,084,143

Health Care Equipment & Supplies - 0.6%
Atrion Corp.	6,600	2,500,014
CONMED Corp.(a)	21,417	2,345,376
Embecta Corp.	171,186	3,240,551
LeMaitre Vascular, Inc.	34,578	1,962,647
Utah Medical Products, Inc.	17,180	1,446,900

Total Health Care Equipment & Supplies		11,495,488

Health Care Providers & Services - 1.5%
National HealthCare Corp.	49,987	4,619,799
National Research Corp.	51,829	2,050,355
Patterson Cos., Inc.	263,534	7,497,542
Premier, Inc., Class A	336,622	7,526,868
Select Medical Holdings Corp.	183,389	4,309,642
U.S. Physical Therapy, Inc.	29,015	2,702,457

Total Health Care Providers & Services		28,706,663

Health Care REITs - 1.7%
CareTrust REIT, Inc.	166,245	3,720,563
Community Healthcare Trust, Inc.	29,915	796,936
Diversified Healthcare Trust	179,759	672,299
Global Medical REIT, Inc.	79,064	877,610
LTC Properties, Inc.	45,222	1,452,531
National Health Investors, Inc.	141,029	7,876,470
Physicians Realty Trust	594,784	7,916,575
Sabra Health Care REIT, Inc.	704,961	10,059,793

Total Health Care REITs		33,372,777

Health Care Technology - 0.1%
HealthStream, Inc.	49,523	1,338,607
Simulations Plus, Inc.(a)	36,107	1,615,788

Total Health Care Technology		2,954,395

Hotel & Resort REITs - 0.6%
Chatham Lodging Trust	62,712	672,273
DiamondRock Hospitality Co.	165,330	1,552,449
Park Hotels & Resorts, Inc.	187,525	2,869,133
Pebblebrook Hotel Trust	86,644	1,384,571
RLJ Lodging Trust	126,313	1,480,388
Service Properties Trust	261,097	2,229,768
Sunstone Hotel Investors, Inc.	172,691	1,852,974
Xenia Hotels & Resorts, Inc.	62,632	853,048

Total Hotel & Resort REITs		12,894,604

Hotels, Restaurants & Leisure - 3.4%
Bloomin’ Brands, Inc.(a)	250,446	7,050,055
Bluegreen Vacations Holding Corp.	22,581	1,696,285
Carrols Restaurant Group, Inc.	186,071	1,466,239
Cheesecake Factory, Inc.(a)	134,404	4,705,484
Cracker Barrel Old Country Store, Inc.	110,623	8,526,821
Dine Brands Global, Inc.	68,185	3,385,385
Jack in the Box, Inc.	37,041	3,023,657
Krispy Kreme, Inc.	166,968	2,519,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2023

Investments	Shares	Value
Marriott Vacations Worldwide Corp.	100,849	$8,561,072
Monarch Casino & Resort, Inc.	49,971	3,455,495
Nathan’s Famous, Inc.	21,441	1,672,612
Papa John’s International, Inc.(a)	67,410	5,138,664
RCI Hospitality Holdings, Inc.	21,926	1,452,817
Red Rock Resorts, Inc., Class A(a)	104,006	5,546,640
Travel & Leisure Co.	238,584	9,326,248

Total Hotels, Restaurants & Leisure		67,527,021

Household Durables - 2.6%
Bassett Furniture Industries, Inc.	41,734	692,785
Century Communities, Inc.	44,501	4,055,821
Ethan Allen Interiors, Inc.	124,364	3,969,699
Hamilton Beach Brands Holding Co., Class A	56,465	987,573
Hooker Furnishings Corp.	45,891	1,196,837
La-Z-Boy, Inc.	84,800	3,130,816
Leggett & Platt, Inc.	648,753	16,977,866
Lifetime Brands, Inc.	122,375	821,136
MDC Holdings, Inc.	208,776	11,534,874
Worthington Enterprises, Inc.(a)	124,973	7,192,196

Total Household Durables		50,559,603

Household Products - 0.9%
Energizer Holdings, Inc.	198,565	6,290,539
Oil-Dri Corp. of America	25,623	1,718,791
Spectrum Brands Holdings, Inc.	63,017	5,026,866
WD-40 Co.	20,182	4,824,911

Total Household Products		17,861,107

Industrial REITs - 0.6%
Innovative Industrial Properties, Inc.	69,126	6,969,283
LXP Industrial Trust	348,067	3,452,825
Plymouth Industrial REIT, Inc.	34,299	825,577

Total Industrial REITs		11,247,685

Insurance - 1.6%
AMERISAFE, Inc.	108,653	5,082,787
CNO Financial Group, Inc.	128,643	3,589,140
Donegal Group, Inc., Class A	53,145	743,499
Employers Holdings, Inc.	51,078	2,012,473
HCI Group, Inc.(a)	7,791	680,933
Horace Mann Educators Corp.	81,385	2,661,290
Investors Title Co.	5,483	889,014
Kemper Corp.	85,725	4,172,236
Mercury General Corp.	81,402	3,037,109
National Western Life Group, Inc., Class A	2,969	1,434,086
Safety Insurance Group, Inc.	31,866	2,421,497
Stewart Information Services Corp.	48,499	2,849,316
Tiptree, Inc.	36,392	689,992
United Fire Group, Inc.	23,708	477,005
Universal Insurance Holdings, Inc.	64,917	1,037,374

Total Insurance		31,777,751

Interactive Media & Services - 0.2%
Shutterstock, Inc.(a)	75,311	3,636,015

IT Services - 0.2%
CSP, Inc.	22,380	447,600
Hackett Group, Inc.	100,665	2,292,142
Information Services Group, Inc.	131,243	618,155

Total IT Services		3,357,897

Leisure Products - 0.5%
Clarus Corp.(a)	185,942	1,282,070
Escalade, Inc.	71,006	1,426,511
Johnson Outdoors, Inc., Class A	26,948	1,439,562
Marine Products Corp.	179,206	2,042,948
Smith & Wesson Brands, Inc.	157,195	2,131,564
Sturm Ruger & Co., Inc.	28,098	1,277,054

Total Leisure Products		9,599,709

Life Sciences Tools & Services - 0.1%
Mesa Laboratories, Inc.(a)	14,474	1,516,441

Machinery - 4.2%
Alamo Group, Inc.	11,220	2,358,332
Albany International Corp., Class A	34,374	3,376,214
Astec Industries, Inc.	57,621	2,143,501
Columbus McKinnon Corp.	50,534	1,971,837
Douglas Dynamics, Inc.	99,830	2,962,954
Eastern Co.	37,479	824,538
Enerpac Tool Group Corp.	50,819	1,579,963
Enpro, Inc.(a)	25,136	3,939,817
ESCO Technologies, Inc.	21,293	2,491,920
Gorman-Rupp Co.	71,156	2,528,173
Greenbrier Cos., Inc.(a)	83,656	3,695,922
Helios Technologies, Inc.	37,504	1,700,806
Hillenbrand, Inc.	104,759	5,012,718
Hurco Cos., Inc.	42,362	912,054
Hyster-Yale Materials Handling, Inc.	53,135	3,304,466
John Bean Technologies Corp.	27,757	2,760,434
Kadant, Inc.	9,756	2,734,704
Kennametal, Inc.(a)	122,484	3,158,862
Lindsay Corp.	14,248	1,840,272
Miller Industries, Inc.	48,792	2,063,414
Mueller Water Products, Inc., Class A	260,046	3,744,662
Omega Flex, Inc.	24,852	1,752,314
Park-Ohio Holdings Corp.	56,958	1,535,588
REV Group, Inc.	113,508	2,062,440
Shyft Group, Inc.	142,490	1,741,228
Standex International Corp.	17,455	2,764,523
Tennant Co.	33,851	3,137,649
Terex Corp.	74,106	4,258,131
Trinity Industries, Inc.	238,837	6,350,676
Twin Disc, Inc.	70,115	1,133,058

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2023

Investments	Shares	Value
Wabash National Corp.	87,086	$2,231,143

Total Machinery		82,072,313

Marine Transportation - 0.2%
Matson, Inc.	38,859	4,258,946

Media - 1.4%
Cable One, Inc.	9,677	5,386,121
Entravision Communications Corp., Class A	443,101	1,847,731
Gray Television, Inc.	352,288	3,156,500
John Wiley & Sons, Inc., Class A	161,878	5,138,008
Saga Communications, Inc., Class A	37,361	831,656
Scholastic Corp.	63,914	2,409,558
Sinclair, Inc.(a)	175,787	2,290,505
TEGNA, Inc.	427,604	6,542,341
Townsquare Media, Inc., Class A	71,002	749,781

Total Media		28,352,201

Metals & Mining - 2.0%
Arch Resources, Inc.	16,022	2,658,691
Carpenter Technology Corp.	60,854	4,308,463
Compass Minerals International, Inc.(a)	107,135	2,712,658
Haynes International, Inc.	38,512	2,197,110
Hecla Mining Co.(a)	540,667	2,600,608
Kaiser Aluminum Corp.	67,241	4,786,887
Materion Corp.	18,083	2,353,141
Mesabi Trust	70,511	1,443,360
Olympic Steel, Inc.	27,939	1,863,531
Ramaco Resources, Inc., Class A	132,687	2,279,563
Ryerson Holding Corp.	82,721	2,868,764
Schnitzer Steel Industries, Inc., Class A	89,954	2,713,013
SunCoke Energy, Inc.	331,683	3,562,275
Warrior Met Coal, Inc.	43,105	2,628,112

Total Metals & Mining		38,976,176

Multi-Utilities - 1.7%
Avista Corp.	268,506	9,596,404
Black Hills Corp.	205,118	11,066,116
Northwestern Energy Group, Inc.	194,655	9,905,993
Unitil Corp.	71,408	3,753,919

Total Multi-Utilities		34,322,432

Office REITs - 1.3%
COPT Defense Properties	220,014	5,638,959
Cousins Properties, Inc.	258,915	6,304,580
Douglas Emmett, Inc.	123,860	1,795,970
Easterly Government Properties, Inc.(a)	109,630	1,473,427
JBG SMITH Properties	60,806	1,034,310
Paramount Group, Inc.	109,458	565,898
Peakstone Realty Trust	29,237	582,693
Postal Realty Trust, Inc., Class A	41,274	600,950
SL Green Realty Corp.	163,860	7,401,556

Total Office REITs		25,398,343

Oil, Gas & Consumable Fuels - 5.9%
Berry Corp.(a)	377,452	2,653,488
California Resources Corp.	166,977	9,130,302
Comstock Resources, Inc.(a)	976,062	8,638,149
Crescent Energy Co., Class A	310,000	4,095,100
CVR Energy, Inc.(a)	541,592	16,410,238
Delek U.S. Holdings, Inc.	175,021	4,515,542
Evolution Petroleum Corp.	161,622	939,024
Excelerate Energy, Inc., Class A	83,157	1,285,607
FutureFuel Corp.	240,134	1,460,015
Granite Ridge Resources, Inc.	772,969	4,653,273
HighPeak Energy, Inc.(a)	129,624	1,845,846
Kinetik Holdings, Inc.(a)	273,826	9,145,788
NACCO Industries, Inc., Class A	32,733	1,194,754
Northern Oil & Gas, Inc.	277,552	10,288,853
Peabody Energy Corp.	140,107	3,407,402
PHX Minerals, Inc.	207,993	669,737
Riley Exploration Permian, Inc.	107,698	2,933,693
SandRidge Energy, Inc.	144,334	1,973,046
Sitio Royalties Corp., Class A(a)	464,622	10,923,263
VAALCO Energy, Inc.	518,101	2,326,273
Viper Energy, Inc.(a)	299,065	9,384,660
Vitesse Energy, Inc.	157,417	3,445,858
Voc Energy Trust	91,553	659,182
W&T Offshore, Inc.	478,184	1,558,880
World Kinect Corp.(a)	144,652	3,295,173

Total Oil, Gas & Consumable Fuels		116,833,146

Paper & Forest Products - 0.2%
Sylvamo Corp.	102,298	5,023,855

Passenger Airlines - 0.7%
Allegiant Travel Co.(a)	52,211	4,313,151
Spirit Airlines, Inc.(a)	635,390	10,414,042

Total Passenger Airlines		14,727,193

Personal Care Products - 0.6%
Edgewell Personal Care Co.	78,327	2,869,118
Medifast, Inc.	58,560	3,936,403
Nu Skin Enterprises, Inc., Class A	275,963	5,359,202

Total Personal Care Products		12,164,723

Pharmaceuticals - 1.1%
Organon & Co.	1,423,596	20,528,254
Phibro Animal Health Corp., Class A	40,423	468,099

Total Pharmaceuticals		20,996,353

Professional Services - 1.3%
Barrett Business Services, Inc.	17,011	1,969,874
BGSF, Inc.	70,837	665,868
CRA International, Inc.	20,391	2,015,650
CSG Systems International, Inc.	82,722	4,401,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2023

Investments	Shares	Value
Heidrick & Struggles International, Inc.	68,884	$2,034,144
HireQuest, Inc.(a)	65,994	1,013,008
ICF International, Inc.	15,907	2,132,970
Kelly Services, Inc., Class A	83,089	1,796,384
Kforce, Inc.	51,819	3,500,892
Korn Ferry	62,847	3,729,969
Resources Connection, Inc.	105,950	1,501,311

Total Professional Services		24,761,708

Real Estate Management & Development - 0.6%
DigitalBridge Group, Inc.	148,678	2,607,812
eXp World Holdings, Inc.(a)	130,695	2,028,386
Kennedy-Wilson Holdings, Inc.	139,422	1,726,044
Marcus & Millichap, Inc.(a)	31,567	1,378,847
Newmark Group, Inc., Class A	133,762	1,466,032
RMR Group, Inc., Class A	19,453	549,158
St. Joe Co.	49,528	2,980,595

Total Real Estate Management & Development		12,736,874

Residential REITs - 0.4%
BRT Apartments Corp.	37,281	693,054
Centerspace	15,172	883,010
Independence Realty Trust, Inc.	201,704	3,086,071
UMH Properties, Inc.	80,019	1,225,891
Veris Residential, Inc.	75,637	1,189,770

Total Residential REITs		7,077,796

Retail REITs - 1.3%
Acadia Realty Trust	91,847	1,560,481
Alexander’s, Inc.(a)	12,897	2,754,412
CBL & Associates Properties, Inc.	34,212	835,457
Getty Realty Corp.	72,991	2,132,797
InvenTrust Properties Corp.	51,164	1,296,496
Macerich Co.	229,717	3,544,533
NETSTREIT Corp.	73,715	1,315,813
Retail Opportunity Investments Corp.	80,353	1,127,353
Saul Centers, Inc.	26,609	1,044,935
SITE Centers Corp.	265,479	3,618,479
Tanger, Inc.	141,484	3,921,936
Urban Edge Properties	99,505	1,820,941
Whitestone REIT	71,469	878,354

Total Retail REITs		25,851,987

Semiconductors & Semiconductor Equipment - 0.1%
NVE Corp.	25,569	2,005,377

Software - 0.9%
A10 Networks, Inc.	133,952	1,764,148
Adeia, Inc.(a)	241,072	2,986,882
American Software, Inc., Class A	175,477	1,982,890
Clear Secure, Inc., Class A	136,334	2,815,297
InterDigital, Inc.	46,061	4,999,461
Progress Software Corp.	54,372	2,952,400
ReposiTrak, Inc.	81,756	818,377

Total Software		18,319,455

Specialized REITs - 1.9%
EPR Properties	343,689	16,651,732
Farmland Partners, Inc.	45,205	564,158
Four Corners Property Trust, Inc.	81,665	2,066,125
Gladstone Land Corp.	37,828	546,615
National Storage Affiliates Trust	323,794	13,427,737
PotlatchDeltic Corp.	66,830	3,281,353
Safehold, Inc.	44,985	1,052,649

Total Specialized REITs		37,590,369

Specialty Retail - 2.5%
Aaron’s Co., Inc.	109,549	1,191,893
Arko Corp.	225,857	1,863,320
Buckle, Inc.	185,115	8,796,665
Caleres, Inc.	69,095	2,123,289
Camping World Holdings, Inc., Class A	106,096	2,786,081
Cato Corp., Class A	125,825	898,391
Designer Brands, Inc., Class A(a)	198,523	1,756,929
Guess?, Inc.(a)	223,938	5,164,010
Haverty Furniture Cos., Inc.	80,078	2,842,769
Hibbett, Inc.(a)	27,755	1,998,915
Monro, Inc.	114,774	3,367,469
Shoe Carnival, Inc.	79,698	2,407,677
Sonic Automotive, Inc., Class A	54,866	3,084,018
Upbound Group, Inc.	177,729	6,037,454
Winmark Corp.	10,819	4,517,473

Total Specialty Retail		48,836,353

Technology Hardware, Storage & Peripherals - 0.7%
Immersion Corp.	176,268	1,244,452
Xerox Holdings Corp.	737,507	13,518,503

Total Technology Hardware, Storage & Peripherals		14,762,955

Textiles, Apparel & Luxury Goods - 1.9%
Carter’s, Inc.(a)	154,801	11,593,047
Kontoor Brands, Inc.	139,100	8,682,622
Lakeland Industries, Inc.	39,747	736,909
Movado Group, Inc.(a)	53,109	1,601,236
Oxford Industries, Inc.	37,276	3,727,600
Rocky Brands, Inc.	37,255	1,124,356
Steven Madden Ltd.(a)	169,611	7,123,662
Superior Group of Cos., Inc.	75,673	1,021,586
Wolverine World Wide, Inc.	222,366	1,976,834

Total Textiles, Apparel & Luxury Goods		37,587,852

Tobacco - 1.0%
Turning Point Brands, Inc.	66,631	1,753,728
Universal Corp.	121,371	8,170,696
Vector Group Ltd.	820,934	9,260,135

Total Tobacco		19,184,559

Trading Companies & Distributors - 1.6%
Alta Equipment Group, Inc.(a)	133,343	1,649,453
Global Industrial Co.	102,888	3,996,170
H&E Equipment Services, Inc.	77,882	4,074,786

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2023

Investments	Shares	Value
Herc Holdings, Inc.	43,257	$6,440,535
Karat Packaging, Inc.	99,211	2,465,393
McGrath RentCorp	38,233	4,573,431
Rush Enterprises, Inc., Class A	140,910	7,087,773
Rush Enterprises, Inc., Class B	29,757	1,576,526

Total Trading Companies & Distributors		31,864,067

Water Utilities - 1.2%
American States Water Co.	79,765	6,414,701
Artesian Resources Corp., Class A	38,406	1,591,929
California Water Service Group	87,917	4,560,255
Global Water Resources, Inc.	123,363	1,613,588
Middlesex Water Co.	24,744	1,623,701
SJW Group	77,100	5,038,485
York Water Co.	52,355	2,021,950

Total Water Utilities		22,864,609

Wireless Telecommunication Services - 0.4%
Spok Holdings, Inc.	121,246	1,876,888
Telephone & Data Systems, Inc.	290,757	5,335,391

Total Wireless Telecommunication Services		7,212,279

Total United States		1,943,412,182

Puerto Rico - 0.7%

Banks - 0.6%
First BanCorp	516,776	8,500,965
OFG Bancorp	92,897	3,481,780

Total Banks		11,982,745

Financial Services - 0.1%
EVERTEC, Inc.	47,617	1,949,440

Total Puerto Rico		13,932,185

Singapore - 0.2%

Semiconductors & Semiconductor Equipment - 0.2%
Kulicke & Soffa Industries, Inc.	70,382	3,851,303

TOTAL COMMON STOCKS (Cost: $1,800,766,973)		1,961,195,670

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $6,653,305)	152,653	6,974,716

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $7,572,069)	7,572,069	7,572,069

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $1,814,992,347)		1,975,742,455
Other Assets less Liabilities - (0.1)%		(2,918,302)

NET ASSETS - 100.0%		$1,972,824,153

(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $233,849,161 and the total market value of the collateral held by the Fund was $241,812,835. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $234,240,766.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$546,263	$25,926,714	$19,752,994	$(53,148)	$307,881	$6,974,716	$107,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,961,195,670	$—	$—	$1,961,195,670
Exchange-Traded Fund	6,974,716	—	—	6,974,716
Investment of Cash Collateral for Securities Loaned	—	7,572,069	—	7,572,069

Total Investments in Securities	$1,968,170,386	$7,572,069	$—	$1,975,742,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.1%

Aerospace & Defense - 0.7%
AAR Corp.*	13,467	$840,341
AerSale Corp.*	12,974	164,705
Cadre Holdings, Inc.	9,867	324,526
Ducommun, Inc.*	3,989	207,667
Kaman Corp.	10,033	240,290
Kratos Defense & Security Solutions, Inc.*	26,782	543,407
Mercury Systems, Inc.*	12,355	451,822
National Presto Industries, Inc.	3,462	277,929
Park Aerospace Corp.	9,122	134,094
Triumph Group, Inc.*	23,790	394,438
V2X, Inc.*	20,337	944,450

Total Aerospace & Defense		4,523,669

Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc.*	75,660	1,332,373
Forward Air Corp.	16,490	1,036,726
Hub Group, Inc., Class A*	21,991	2,021,853
Radiant Logistics, Inc.*	30,160	200,262

Total Air Freight & Logistics		4,591,214

Automobile Components - 1.1%
Atmus Filtration Technologies, Inc.*(a)	70,493	1,655,881
Dana, Inc.	71,870	1,050,021
Dorman Products, Inc.*	13,725	1,144,802
Gentherm, Inc.*	13,675	716,023
Holley, Inc.*(a)	30,217	147,157
Motorcar Parts of America, Inc.*	14,873	138,914
Patrick Industries, Inc.	15,294	1,534,753
Standard Motor Products, Inc.	16,940	674,381
XPEL, Inc.*	9,538	513,621

Total Automobile Components		7,575,553

Automobiles - 0.4%
Winnebago Industries, Inc.	32,287	2,353,077

Banks - 17.3%
1st Source Corp.	17,174	943,711
ACNB Corp.	4,794	214,579
Amalgamated Financial Corp.	26,197	705,747
Amerant Bancorp, Inc.	19,543	480,172
American National Bankshares, Inc.	2,970	144,788
Ames National Corp.	2,824	60,264
Arrow Financial Corp.	5,167	144,366
Atlantic Union Bankshares Corp.	51,962	1,898,692
Axos Financial, Inc.*	56,686	3,095,056
Banc of California, Inc.	54,863	736,810
Bancorp, Inc.*	33,818	1,304,022
Bank First Corp.	3,664	317,522
Bank of Hawaii Corp.	22,187	1,607,670
Bank of Marin Bancorp	3,673	80,879
BankUnited, Inc.	58,022	1,881,653
Banner Corp.	29,303	1,569,469
Bar Harbor Bankshares	9,264	271,991
BayCom Corp.	5,467	128,967
BCB Bancorp, Inc.	9,390	120,662
Berkshire Hills Bancorp, Inc.	26,628	661,173
Bridgewater Bancshares, Inc.*	13,917	188,158
Brookline Bancorp, Inc.	45,880	500,551
Burke & Herbert Financial Services Corp.	2,213	139,198
Business First Bancshares, Inc.	17,749	437,513
Byline Bancorp, Inc.	34,250	806,930
C&F Financial Corp.	1,697	115,718
Cambridge Bancorp	3,503	243,108
Camden National Corp.	8,004	301,191
Capital Bancorp, Inc.	6,458	156,284
Capital City Bank Group, Inc.	10,836	318,904
Capitol Federal Financial, Inc.	33,675	217,204
Capstar Financial Holdings, Inc.	7,356	137,851
Carter Bankshares, Inc.*	12,243	183,278
Central Pacific Financial Corp.	20,336	400,213
Central Valley Community Bancorp	4,958	110,811
Citizens & Northern Corp.	4,614	103,492
Citizens Financial Services, Inc.	1,743	112,807
City Holding Co.	7,657	844,261
Civista Bancshares, Inc.	14,633	269,833
CNB Financial Corp.	13,805	311,855
Coastal Financial Corp.*	6,042	268,325
Colony Bankcorp, Inc.	3,566	47,428
Columbia Financial, Inc.*(a)	22,483	433,472
Community Bank System, Inc.	30,129	1,570,022
Community Trust Bancorp, Inc.	12,476	547,197
ConnectOne Bancorp, Inc.	28,460	652,019
CrossFirst Bankshares, Inc.*	34,818	472,828
Customers Bancorp, Inc.*	30,143	1,736,840
CVB Financial Corp.	92,067	1,858,833
Dime Community Bancshares, Inc.	34,658	933,340
Eagle Bancorp, Inc.	33,131	998,568
Eastern Bankshares, Inc.	125,248	1,778,522
Enterprise Bancorp, Inc.	6,120	197,431
Enterprise Financial Services Corp.	36,638	1,635,887
Equity Bancshares, Inc., Class A	8,540	289,506
Esquire Financial Holdings, Inc.	3,292	164,468
Farmers & Merchants Bancorp, Inc.	3,529	87,519
Farmers National Banc Corp.	18,579	268,467
FB Financial Corp.	28,255	1,125,962
Fidelity D&D Bancorp, Inc.	1,515	87,915
Financial Institutions, Inc.	12,582	267,997
First Bancorp	23,221	859,409
First Bancorp, Inc.	4,053	114,376
First Bancshares, Inc.	23,204	680,573
First Bank	7,422	109,103
First Busey Corp.	39,068	969,668
First Business Financial Services, Inc.	4,615	185,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2023

Investments	Shares	Value
First Commonwealth Financial Corp.	73,295	$1,131,675
First Community Bankshares, Inc.	8,332	309,117
First Financial Bancorp	91,468	2,172,365
First Financial Corp.	10,029	431,548
First Hawaiian, Inc.	97,508	2,229,033
First Internet Bancorp	1,830	44,268
First Merchants Corp.	56,721	2,103,215
First Mid Bancshares, Inc.	12,634	437,894
First of Long Island Corp.	7,681	101,696
Five Star Bancorp	12,004	314,265
Flushing Financial Corp.	9,106	150,067
FS Bancorp, Inc.	4,670	172,603
Fulton Financial Corp.	144,620	2,380,445
German American Bancorp, Inc.	19,782	641,135
Great Southern Bancorp, Inc.	10,015	594,390
Guaranty Bancshares, Inc.	3,533	118,779
Hanmi Financial Corp.	34,502	669,339
HarborOne Bancorp, Inc.	13,345	159,873
HBT Financial, Inc.	23,858	503,642
Heartland Financial USA, Inc.	44,366	1,668,605
Heritage Commerce Corp.	52,202	517,844
Heritage Financial Corp.	26,717	571,477
Hilltop Holdings, Inc.	21,939	772,472
Home Bancorp, Inc.	5,357	225,048
HomeTrust Bancshares, Inc.	12,203	328,505
Hope Bancorp, Inc.	101,529	1,226,470
Horizon Bancorp, Inc.	35,406	506,660
Independent Bank Corp.	47,371	2,520,755
Independent Bank Group, Inc.	27,764	1,412,632
Kearny Financial Corp.	14,110	126,567
Lakeland Bancorp, Inc.	50,299	743,922
Lakeland Financial Corp.	9,780	637,265
LCNB Corp.	4,596	72,479
Live Oak Bancshares, Inc.	11,034	502,047
Macatawa Bank Corp.	23,569	265,858
Mercantile Bank Corp.	14,467	584,177
Metrocity Bankshares, Inc.	14,345	344,567
Metropolitan Bank Holding Corp.*	12,680	702,218
Mid Penn Bancorp, Inc.	12,019	291,821
Middlefield Banc Corp.	1,930	62,474
Midland States Bancorp, Inc.	20,762	572,201
MidWestOne Financial Group, Inc.	4,871	131,079
MVB Financial Corp.	2,988	67,409
National Bank Holdings Corp., Class A	28,690	1,066,981
National Bankshares, Inc.	2,003	64,797
NBT Bancorp, Inc.	26,343	1,104,035
Nicolet Bankshares, Inc.	7,939	638,931
Northeast Bank	5,661	312,431
Northeast Community Bancorp, Inc.	10,539	186,962
Northfield Bancorp, Inc.	15,716	197,707
Northrim BanCorp, Inc.	2,354	134,672
Northwest Bancshares, Inc.	90,261	1,126,457
Norwood Financial Corp.	2,541	83,624
Oak Valley Bancorp	4,439	132,948
OceanFirst Financial Corp.	55,523	963,879
Old Second Bancorp, Inc.	41,827	645,809
Orange County Bancorp, Inc.	2,827	170,298
Origin Bancorp, Inc.	20,040	712,823
Orrstown Financial Services, Inc.	6,615	195,143
Pacific Premier Bancorp, Inc.	69,174	2,013,655
Park National Corp.	7,446	989,276
Parke Bancorp, Inc.	5,824	117,936
Pathward Financial, Inc.	22,069	1,168,112
PCB Bancorp	7,334	135,166
Peapack-Gladstone Financial Corp.	14,153	422,042
Peoples Bancorp, Inc.	30,161	1,018,235
Peoples Financial Services Corp.	2,888	140,646
Preferred Bank	16,980	1,240,389
Premier Financial Corp.	37,365	900,497
Primis Financial Corp.	8,907	112,763
Princeton Bancorp, Inc.	2,721	97,684
Provident Bancorp, Inc.*	4,343	43,734
Provident Financial Services, Inc.	67,189	1,211,418
QCR Holdings, Inc.	14,514	847,472
RBB Bancorp	14,513	276,328
Red River Bancshares, Inc.	3,043	170,743
Renasant Corp.	36,406	1,226,154
Republic Bancorp, Inc., Class A	11,977	660,651
S&T Bancorp, Inc.	35,417	1,183,636
Sandy Spring Bancorp, Inc.	37,200	1,013,328
Seacoast Banking Corp. of Florida	44,179	1,257,334
Shore Bancshares, Inc.	3,737	53,252
Sierra Bancorp	7,415	167,208
Simmons First National Corp., Class A	103,274	2,048,956
SmartFinancial, Inc.	8,496	208,067
South Plains Financial, Inc.	13,402	388,122
Southern First Bancshares, Inc.*	423	15,693
Southern Missouri Bancorp, Inc.	4,613	246,288
Southside Bancshares, Inc.	21,205	664,141
Stellar Bancorp, Inc.	38,674	1,076,684
Stock Yards Bancorp, Inc.	16,269	837,691
Summit Financial Group, Inc.	11,152	342,255
Third Coast Bancshares, Inc.*	5,513	109,543
Timberland Bancorp, Inc.	3,213	101,081
Tompkins Financial Corp.	3,449	207,733
Towne Bank	45,081	1,341,611
TriCo Bancshares	23,595	1,013,877
Triumph Financial, Inc.*	5,102	409,078
TrustCo Bank Corp.	15,540	482,517
Trustmark Corp.	48,949	1,364,698
Univest Financial Corp.	25,803	568,440
Veritex Holdings, Inc.	49,666	1,155,728
WaFd, Inc.	60,895	2,007,099
Washington Trust Bancorp, Inc.	7,596	245,958
WesBanco, Inc.	43,655	1,369,457
West BanCorp, Inc.	15,201	322,261
Westamerica BanCorp	21,445	1,209,712
WSFS Financial Corp.	54,242	2,491,335

Total Banks		114,561,172

Beverages - 0.3%
Duckhorn Portfolio, Inc.*	65,306	643,264
MGP Ingredients, Inc.	10,425	1,027,071
Vita Coco Co., Inc.*	12,694	325,601

Total Beverages		1,995,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2023

Investments	Shares	Value
Biotechnology - 1.0%
Arcturus Therapeutics Holdings, Inc.*	36,163	$1,140,219
Avid Bioservices, Inc.*	11,260	73,190
Cartesian Therapeutics, Inc.*†	242,132	43,584
Catalyst Pharmaceuticals, Inc.*	37,350	627,853
Dynavax Technologies Corp.*	40,641	568,161
Entrada Therapeutics, Inc.*	36,685	553,577
iTeos Therapeutics, Inc.*	31,285	342,571
MacroGenics, Inc.*	52,694	506,916
Organogenesis Holdings, Inc.*	77,173	315,637
Puma Biotechnology, Inc.*	22,360	96,819
Vanda Pharmaceuticals, Inc.*	39,958	168,623
Voyager Therapeutics, Inc.*	62,404	526,690
Xencor, Inc.*	16,965	360,167
Zymeworks, Inc.*	135,387	1,406,671

Total Biotechnology		6,730,678

Broadline Retail - 0.4%
Nordstrom, Inc.(a)	159,739	2,947,185

Building Products - 2.3%
American Woodmark Corp.*	14,212	1,319,584
Apogee Enterprises, Inc.	15,040	803,286
AZZ, Inc.	16,239	943,324
Gibraltar Industries, Inc.*	14,236	1,124,359
Griffon Corp.	39,097	2,382,962
Hayward Holdings, Inc.*	68,780	935,408
Insteel Industries, Inc.	8,847	338,752
Janus International Group, Inc.*	101,216	1,320,869
JELD-WEN Holding, Inc.*	74,738	1,411,053
Masterbrand, Inc.*	93,482	1,388,208
PGT Innovations, Inc.*	31,521	1,282,905
Quanex Building Products Corp.	22,502	687,886
Resideo Technologies, Inc.*	80,488	1,514,784

Total Building Products		15,453,380

Capital Markets - 3.1%
AssetMark Financial Holdings, Inc.*	43,242	1,295,098
BGC Group, Inc., Class A	421,605	3,043,988
Bridge Investment Group Holdings, Inc., Class A	13,894	135,883
Brightsphere Investment Group, Inc.	24,363	466,795
Diamond Hill Investment Group, Inc.	1,258	208,312
Donnelley Financial Solutions, Inc.*	9,378	584,906
GCM Grosvenor, Inc., Class A	68,337	612,300
Heritage Global, Inc.*	6,025	16,749
Open Lending Corp., Class A*	23,425	199,347
Oppenheimer Holdings, Inc., Class A	5,548	229,243
P10, Inc., Class A	73,115	747,235
Perella Weinberg Partners	14,247	174,241
PJT Partners, Inc., Class A	6,365	648,403
Silvercrest Asset Management Group, Inc., Class A	2,183	37,111
StepStone Group, Inc., Class A	14,264	454,023
StoneX Group, Inc.*	24,612	1,817,104
TPG, Inc.	106,108	4,580,682
Victory Capital Holdings, Inc., Class A	68,581	2,361,930
Virtu Financial, Inc., Class A	72,342	1,465,649
Virtus Investment Partners, Inc.	5,127	1,239,504

Total Capital Markets		20,318,503

Chemicals - 2.2%
AdvanSix, Inc.	32,056	960,398
Core Molding Technologies, Inc.*	12,432	230,365
Ecovyst, Inc.*	83,645	817,212
Hawkins, Inc.	9,541	671,877
Ingevity Corp.*	33,386	1,576,487
Intrepid Potash, Inc.*(a)	7,027	167,875
Koppers Holdings, Inc.	19,896	1,019,073
Livent Corp.*(a)	252,717	4,543,852
LSB Industries, Inc.*	95,783	891,740
Mativ Holdings, Inc.	54,033	827,245
Minerals Technologies, Inc.	19,316	1,377,424
Sensient Technologies Corp.	17,455	1,152,030
Stepan Co.	5,530	522,861

Total Chemicals		14,758,439

Commercial Services & Supplies - 2.1%
ACCO Brands Corp.	156,352	950,620
ARC Document Solutions, Inc.	51,652	169,419
Aris Water Solutions, Inc., Class A	30,611	256,826
Brady Corp., Class A	26,454	1,552,585
BrightView Holdings, Inc.*	56,173	472,977
CECO Environmental Corp.*	12,986	263,356
CoreCivic, Inc.*	41,465	602,487
Deluxe Corp.	63,833	1,369,218
Ennis, Inc.	19,697	431,561
GEO Group, Inc.*	100,780	1,091,447
Healthcare Services Group, Inc.*	46,889	486,239
HNI Corp.	21,093	882,320
Interface, Inc.	40,119	506,302
Liquidity Services, Inc.*	13,549	233,178
Matthews International Corp., Class A	21,851	800,839
MillerKnoll, Inc.	40,908	1,091,425
OPENLANE, Inc.*	61,337	908,401
Pitney Bowes, Inc.	39,722	174,777
Quad/Graphics, Inc.*	35,292	191,283
SP Plus Corp.*	9,494	486,568
Steelcase, Inc., Class A	61,506	831,561
VSE Corp.	6,608	426,943

Total Commercial Services & Supplies		14,180,332

Communications Equipment - 1.2%
Aviat Networks, Inc.*	12,139	396,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2023

Investments	Shares	Value
Clearfield, Inc.*(a)	12,313	$358,062
CommScope Holding Co., Inc.*	414,646	1,169,302
Digi International, Inc.*	27,807	722,982
Extreme Networks, Inc.*	83,486	1,472,693
Harmonic, Inc.*(a)	42,278	551,305
Infinera Corp.*(a)	118,056	560,766
Lantronix, Inc.*	21,635	126,781
NetScout Systems, Inc.*	66,396	1,457,392
Ribbon Communications, Inc.*(a)	126,178	365,916
Viavi Solutions, Inc.*	90,804	914,396

Total Communications Equipment		8,096,055

Construction & Engineering - 1.0%
Argan, Inc.	6,878	321,822
Bowman Consulting Group Ltd.*	3,239	115,049
Concrete Pumping Holdings, Inc.*	36,037	295,503
Construction Partners, Inc., Class A*	10,887	473,802
Granite Construction, Inc.	9,625	489,528
IES Holdings, Inc.*	8,641	684,540
Limbach Holdings, Inc.*	4,885	222,121
MYR Group, Inc.*	5,962	862,284
Northwest Pipe Co.*	9,182	277,847
Primoris Services Corp.	41,120	1,365,595
Sterling Infrastructure, Inc.*	15,378	1,352,188

Total Construction & Engineering		6,460,279

Construction Materials - 0.1%
U.S. Lime & Minerals, Inc.	2,601	599,140

Consumer Finance - 2.0%
Atlanticus Holdings Corp.*	14,095	545,054
Bread Financial Holdings, Inc.	91,334	3,008,542
Enova International, Inc.*	36,881	2,041,732
EZCORP, Inc., Class A*(a)	52,172	455,983
Green Dot Corp., Class A*	68,819	681,308
LendingClub Corp.*	41,185	359,957
Navient Corp.	166,995	3,109,447
Nelnet, Inc., Class A	13,462	1,187,618
PROG Holdings, Inc.*	44,450	1,373,949
Regional Management Corp.	3,144	78,852
World Acceptance Corp.*	1,923	251,009

Total Consumer Finance		13,093,451

Consumer Staples Distribution & Retail - 0.9%
Andersons, Inc.	9,946	572,293
Chefs’ Warehouse, Inc.*	17,528	515,849
Ingles Markets, Inc., Class A	20,460	1,767,130
Natural Grocers by Vitamin Cottage, Inc.	14,718	235,488
PriceSmart, Inc.	12,815	971,121
SpartanNash Co.	27,440	629,748
Village Super Market, Inc., Class A	17,101	448,559
Weis Markets, Inc.	15,228	973,983

Total Consumer Staples Distribution & Retail		6,114,171

Containers & Packaging - 1.1%
Myers Industries, Inc.	26,256	513,305
O-I Glass, Inc.*	274,971	4,504,025
Pactiv Evergreen, Inc.	97,919	1,342,469
TriMas Corp.	27,729	702,376

Total Containers & Packaging		7,062,175

Distributors - 0.0%
Weyco Group, Inc.	10,445	327,555

Diversified Consumer Services - 1.4%
Adtalem Global Education, Inc.*	26,304	1,550,621
Carriage Services, Inc.	11,944	298,719
Chegg, Inc.*(a)	117,438	1,334,096
European Wax Center, Inc., Class A*	29,001	394,124
Graham Holdings Co., Class B	2,002	1,394,433
Laureate Education, Inc.	65,324	895,592
Lincoln Educational Services Corp.*	17,716	177,869
Mister Car Wash, Inc.*(a)	117,966	1,019,226
Perdoceo Education Corp.	67,061	1,177,591
Rover Group, Inc.*	40,349	438,997
Strategic Education, Inc.	6,830	630,887
Universal Technical Institute, Inc.*	10,110	126,577

Total Diversified Consumer Services		9,438,732

Diversified REITs - 0.4%
Alexander & Baldwin, Inc.	21,262	404,403
Alpine Income Property Trust, Inc.	7,322	123,815
American Assets Trust, Inc.	26,230	590,437
Armada Hoffler Properties, Inc.	26,301	325,343
Empire State Realty Trust, Inc., Class A	78,214	757,894
NexPoint Diversified Real Estate Trust	247	1,964
One Liberty Properties, Inc.	10,605	232,356

Total Diversified REITs		2,436,212

Diversified Telecommunication Services - 0.8%
Anterix, Inc.*	4,130	137,612
Bandwidth, Inc., Class A*	16,191	234,284
EchoStar Corp., Class A*(a)	68,442	1,134,084
IDT Corp., Class B*	14,379	490,180
Lumen Technologies, Inc.*(a)	1,737,921	3,180,395
Ooma, Inc.*	15,629	167,699
Shenandoah Telecommunications Co.	11,473	248,046

Total Diversified Telecommunication Services		5,592,300

Electric Utilities - 0.4%
Genie Energy Ltd., Class B	23,424	658,917
Hawaiian Electric Industries, Inc.(a)	139,298	1,976,639

Total Electric Utilities		2,635,556

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2023

Investments	Shares	Value
Electrical Equipment - 1.1%
Allient, Inc.	11,892	$359,257
Array Technologies, Inc.*	79,342	1,332,946
LSI Industries, Inc.	21,747	306,198
NEXTracker, Inc., Class A*(a)	44,699	2,094,148
Powell Industries, Inc.	3,843	339,721
Preformed Line Products Co.	4,906	656,717
Shoals Technologies Group, Inc., Class A*	61,406	954,249
Thermon Group Holdings, Inc.*	17,324	564,243
Vicor Corp.*	12,532	563,188

Total Electrical Equipment		7,170,667

Electronic Equipment, Instruments & Components - 1.9%
Arlo Technologies, Inc.*	22,233	211,658
Bel Fuse, Inc., Class B	12,404	828,215
Benchmark Electronics, Inc.	25,151	695,174
Climb Global Solutions, Inc.	3,089	169,370
CTS Corp.	15,787	690,523
Daktronics, Inc.*	33,832	286,895
ePlus, Inc.*	18,019	1,438,637
Iteris, Inc.*	14,884	77,397
Kimball Electronics, Inc.*	20,383	549,322
Knowles Corp.*	43,282	775,181
Luna Innovations, Inc.*(a)	18,462	122,772
Methode Electronics, Inc.	20,478	465,465
Mirion Technologies, Inc.*	56,868	582,897
Napco Security Technologies, Inc.	11,564	396,067
OSI Systems, Inc.*	7,324	945,162
PC Connection, Inc.	11,065	743,679
Richardson Electronics Ltd.(a)	12,790	170,746
Rogers Corp.*	5,208	687,821
ScanSource, Inc.*	21,464	850,189
TTM Technologies, Inc.*	79,370	1,254,840
Vishay Precision Group, Inc.*	10,285	350,410

Total Electronic Equipment, Instruments & Components		12,292,420

Energy Equipment & Services - 1.7%
Archrock, Inc.	47,642	733,687
Atlas Energy Solutions, Inc.	46,498	800,696
Core Laboratories, Inc.	19,905	351,522
Diamond Offshore Drilling, Inc.*	37,956	493,428
DMC Global, Inc.*	20,225	380,634
Helix Energy Solutions Group, Inc.*	33,501	344,390
KLX Energy Services Holdings, Inc.*(a)	31,476	354,420
Kodiak Gas Services, Inc.	18,361	368,689
Mammoth Energy Services, Inc.*	29,847	133,118
Natural Gas Services Group, Inc.*	8,256	132,756
Newpark Resources, Inc.*	38,059	252,712
Oceaneering International, Inc.*	28,765	612,119
Oil States International, Inc.*	21,427	145,489
ProFrac Holding Corp., Class A*(a)	30,115	255,375
ProPetro Holding Corp.*	110,908	929,409
Ranger Energy Services, Inc.	27,813	284,527
RPC, Inc.(a)	283,345	2,062,752
Select Water Solutions, Inc.	80,357	609,910
Solaris Oilfield Infrastructure, Inc., Class A	31,558	251,202
TETRA Technologies, Inc.*	68,936	311,591
U.S. Silica Holdings, Inc.*	118,243	1,337,328

Total Energy Equipment & Services		11,145,754

Entertainment - 0.7%
Cinemark Holdings, Inc.*	66,856	942,001
Marcus Corp.	9,836	143,409
Playstudios, Inc.*	223,998	607,035
Sphere Entertainment Co.*(a)	65,717	2,231,749
Vivid Seats, Inc., Class A*	108,406	685,126

Total Entertainment		4,609,320

Financial Services - 1.5%
A-Mark Precious Metals, Inc.(a)	43,056	1,302,444
Alerus Financial Corp.	6,238	139,669
Cantaloupe, Inc.*(a)	14,824	109,846
Cass Information Systems, Inc.	3,330	150,016
Federal Agricultural Mortgage Corp., Class C	6,508	1,244,460
I3 Verticals, Inc., Class A*	10,787	228,361
International Money Express, Inc.*	19,573	432,368
Merchants Bancorp	46,348	1,973,498
NewtekOne, Inc.	2,454	33,865
NMI Holdings, Inc., Class A*	85,151	2,527,282
Paymentus Holdings, Inc., Class A*	5,584	99,786
Payoneer Global, Inc.*	81,797	426,162
Repay Holdings Corp.*	56,508	482,578
UWM Holdings Corp.(a)	56,755	405,798
Waterstone Financial, Inc.	2,990	42,458

Total Financial Services		9,598,591

Food Products - 1.6%
B&G Foods, Inc.	71,386	749,553
Cal-Maine Foods, Inc.	83,285	4,779,726
Calavo Growers, Inc.	3,998	117,581
Hain Celestial Group, Inc.*	26,314	288,138
John B Sanfilippo & Son, Inc.	5,966	614,737
Mama’s Creations, Inc.*	26,448	129,860
Seneca Foods Corp., Class A*	7,165	375,733
Sovos Brands, Inc.*(a)	29,166	642,527
Tootsie Roll Industries, Inc.	21,295	707,846
TreeHouse Foods, Inc.*	29,512	1,223,272
Utz Brands, Inc.	31,868	517,536
Vital Farms, Inc.*	14,817	232,479

Total Food Products		10,378,988

Gas Utilities - 0.3%
Chesapeake Utilities Corp.	7,801	824,019
Northwest Natural Holding Co.	22,370	871,088
RGC Resources, Inc.	7,656	155,723

Total Gas Utilities		1,850,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2023

Investments	Shares	Value
Ground Transportation - 1.1%
Covenant Logistics Group, Inc.	12,957	$596,540
Daseke, Inc.*	21,390	173,259
Heartland Express, Inc.	19,323	275,546
Marten Transport Ltd.	36,454	764,805
RXO, Inc.*	26,266	610,947
Schneider National, Inc., Class B	110,569	2,813,981
Universal Logistics Holdings, Inc.	35,467	993,785
Werner Enterprises, Inc.	32,439	1,374,441

Total Ground Transportation		7,603,304

Health Care Equipment & Supplies - 1.4%
Atrion Corp.	778	294,699
Avanos Medical, Inc.*	27,094	607,718
Axogen, Inc.*	19,055	130,146
Embecta Corp.	74,332	1,407,105
ICU Medical, Inc.*	15,044	1,500,489
iRadimed Corp.	4,889	232,081
LeMaitre Vascular, Inc.	5,323	302,133
Omnicell, Inc.*	21,467	807,803
OraSure Technologies, Inc.*	59,290	486,178
Orthofix Medical, Inc.*	10,383	139,963
OrthoPediatrics Corp.*	5,792	188,298
Sanara Medtech, Inc.*	3,741	153,755
Semler Scientific, Inc.*	4,963	219,811
STAAR Surgical Co.*	14,682	458,225
Surmodics, Inc.*	3,283	119,337
Tactile Systems Technology, Inc.*	20,170	288,431
UFP Technologies, Inc.*	2,385	410,315
Utah Medical Products, Inc.	2,384	200,780
Varex Imaging Corp.*	28,127	576,604
Zimvie, Inc.*	18,298	324,790
Zynex, Inc.*(a)	22,033	239,939

Total Health Care Equipment & Supplies		9,088,600

Health Care Providers & Services - 2.1%
AdaptHealth Corp.*(a)	99,327	724,094
Addus HomeCare Corp.*	6,597	612,531
Agiliti, Inc.*	93,089	737,265
AirSculpt Technologies, Inc.*(a)	36,970	276,905
Apollo Medical Holdings, Inc.*	12,808	490,546
Community Health Systems, Inc.*	235,002	735,556
Cross Country Healthcare, Inc.*(a)	43,360	981,670
DocGo, Inc.*	27,968	156,341
Enhabit, Inc.*	22,431	232,161
InfuSystem Holdings, Inc.*	6,974	73,506
Joint Corp.*	8,848	85,029
National HealthCare Corp.	3,519	325,226
National Research Corp.	6,833	270,314
Owens & Minor, Inc.*	28,290	545,148
Patterson Cos., Inc.	69,287	1,971,215
Pediatrix Medical Group, Inc.*	106,839	993,603
Pennant Group, Inc.*	16,205	225,574
PetIQ, Inc.*	20,178	398,516
Premier, Inc., Class A	117,495	2,627,188
Privia Health Group, Inc.*	26,352	606,887
RadNet, Inc.*	13,498	469,325
U.S. Physical Therapy, Inc.	3,811	354,957

Total Health Care Providers & Services		13,893,557

Health Care REITs - 0.3%
Community Healthcare Trust, Inc.	4,235	112,820
LTC Properties, Inc.	20,836	669,252
National Health Investors, Inc.	15,680	875,728
Universal Health Realty Income Trust	3,775	163,269

Total Health Care REITs		1,821,069

Health Care Technology - 0.5%
Certara, Inc.*	46,538	818,603
Definitive Healthcare Corp.*(a)	40,387	401,447
GoodRx Holdings, Inc., Class A*	152,138	1,019,325
Health Catalyst, Inc.*	14,829	137,316
HealthStream, Inc.	6,831	184,642
OptimizeRx Corp.*	9,409	134,643
Schrodinger, Inc.*	13,943	499,159
Simulations Plus, Inc.(a)	3,609	161,503

Total Health Care Technology		3,356,638

Hotel & Resort REITs - 0.4%
Chatham Lodging Trust	11,430	122,530
DiamondRock Hospitality Co.	82,454	774,243
RLJ Lodging Trust	39,877	467,359
Sunstone Hotel Investors, Inc.	69,795	748,900
Xenia Hotels & Resorts, Inc.	33,855	461,105

Total Hotel & Resort REITs		2,574,137

Hotels, Restaurants & Leisure - 3.9%
Accel Entertainment, Inc.*	69,101	709,667
Biglari Holdings, Inc., Class B*	1,660	273,784
BJ’s Restaurants, Inc.*	5,796	208,714
Bloomin’ Brands, Inc.	92,909	2,615,388
Bluegreen Vacations Holding Corp.	7,224	542,667
Bowlero Corp., Class A*(a)	77,621	1,099,113
Brinker International, Inc.*	35,453	1,530,861
Carrols Restaurant Group, Inc.	31,898	251,356
Cheesecake Factory, Inc.	30,907	1,082,054
Chuy’s Holdings, Inc.*	8,302	317,385
Cracker Barrel Old Country Store, Inc.	13,194	1,016,994
Dave & Buster’s Entertainment, Inc.*	26,910	1,449,104
Denny’s Corp.*	35,222	383,215
Dine Brands Global, Inc.	18,807	933,768
El Pollo Loco Holdings, Inc.*	30,217	266,514
Everi Holdings, Inc.*	91,595	1,032,276
First Watch Restaurant Group, Inc.*(a)	13,752	276,415
Golden Entertainment, Inc.	44,099	1,760,873
Jack in the Box, Inc.	15,446	1,260,857
Krispy Kreme, Inc.	37,532	566,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2023

Investments	Shares	Value
Kura Sushi USA, Inc., Class A*	2,298	$174,648
Monarch Casino & Resort, Inc.	11,724	810,715
Nathan’s Famous, Inc.	3,167	247,058
ONE Group Hospitality, Inc.*	21,469	131,390
Papa John’s International, Inc.	10,413	793,783
PlayAGS, Inc.*	11,403	96,127
Portillo’s, Inc., Class A*	13,485	214,816
Potbelly Corp.*	11,480	119,622
RCI Hospitality Holdings, Inc.	7,290	483,035
Sabre Corp.*	500,181	2,200,796
Shake Shack, Inc., Class A*	8,400	622,608
Six Flags Entertainment Corp.*	25,659	643,528
Target Hospitality Corp.*(a)	129,476	1,259,801
Xponential Fitness, Inc., Class A*(a)	9,789	126,180

Total Hotels, Restaurants & Leisure		25,501,470

Household Durables - 2.7%
Beazer Homes USA, Inc.*	46,598	1,574,546
Cavco Industries, Inc.*	5,332	1,848,178
Century Communities, Inc.	27,548	2,510,725
Cricut, Inc., Class A	65,001	428,357
Dream Finders Homes, Inc., Class A*(a)	59,391	2,110,162
Ethan Allen Interiors, Inc.	28,055	895,516
Green Brick Partners, Inc.*	42,824	2,224,278
Hovnanian Enterprises, Inc., Class A*	8,780	1,366,344
La-Z-Boy, Inc.	32,615	1,204,146
Landsea Homes Corp.*	34,773	456,917
Legacy Housing Corp.*	25,656	647,044
Lovesac Co.*	8,116	207,364
Snap One Holdings Corp.*	50,238	447,621
Sonos, Inc.*(a)	98,882	1,694,837
Universal Electronics, Inc.*	10,237	96,125
Vizio Holding Corp., Class A*	32,608	251,082

Total Household Durables		17,963,242

Household Products - 0.6%
Central Garden & Pet Co., Class A*	27,717	1,220,657
Energizer Holdings, Inc.	58,685	1,859,141
Oil-Dri Corp. of America	5,066	339,827
Spectrum Brands Holdings, Inc.	7,645	609,841

Total Household Products		4,029,466

Independent Power & Renewable Electricity Producers - 0.0%
Montauk Renewables, Inc.*(a)	33,787	301,042

Industrial REITs - 0.2%
Innovative Industrial Properties, Inc.	15,723	1,585,193

Insurance - 1.0%
Ambac Financial Group, Inc.*	89,197	1,469,967
AMERISAFE, Inc.	6,214	290,691
Crawford & Co., Class A	26,363	347,464
Donegal Group, Inc., Class A	8,173	114,340
Employers Holdings, Inc.	17,005	669,997
Goosehead Insurance, Inc., Class A*(a)	5,172	392,038
HCI Group, Inc.(a)	2,655	232,047
Heritage Insurance Holdings, Inc.*	10,883	70,957
Horace Mann Educators Corp.	8,275	270,592
Investors Title Co.	497	80,584
National Western Life Group, Inc., Class A	1,681	811,957
Palomar Holdings, Inc.*	8,669	481,129
ProAssurance Corp.	9,986	137,707
Safety Insurance Group, Inc.	2,825	214,672
Skyward Specialty Insurance Group, Inc.*	12,347	418,316
Stewart Information Services Corp.	5,493	322,714
Universal Insurance Holdings, Inc.	23,860	381,283

Total Insurance		6,706,455

Interactive Media & Services - 1.1%
Cargurus, Inc.*	50,250	1,214,040
Cars.com, Inc.*	95,426	1,810,231
DHI Group, Inc.*	35,693	92,445
QuinStreet, Inc.*	10,564	135,430
Shutterstock, Inc.	30,913	1,492,480
Travelzoo*	14,203	135,354
TripAdvisor, Inc.*	70,511	1,518,102
Vimeo, Inc.*	38,538	151,069
ZipRecruiter, Inc., Class A*	42,573	591,765

Total Interactive Media & Services		7,140,916

IT Services - 0.6%
Grid Dynamics Holdings, Inc.*	19,149	255,256
Hackett Group, Inc.	17,269	393,215
Information Services Group, Inc.	25,168	118,541
Perficient, Inc.*	19,132	1,259,268
Squarespace, Inc., Class A*	25,482	841,161
Thoughtworks Holding, Inc.*	135,987	654,098
Unisys Corp.*	134,663	756,806

Total IT Services		4,278,345

Leisure Products - 1.4%
American Outdoor Brands, Inc.*	13,411	112,653
AMMO, Inc.*	56,643	118,950
Escalade, Inc.	6,670	134,000
JAKKS Pacific, Inc.*	13,097	465,598
Johnson Outdoors, Inc., Class A	7,716	412,189
Latham Group, Inc.*	48,837	128,441
Malibu Boats, Inc., Class A*	31,568	1,730,558
Marine Products Corp.	41,608	474,331
MasterCraft Boat Holdings, Inc.*	32,538	736,660
Smith & Wesson Brands, Inc.	28,219	382,650
Solo Brands, Inc., Class A*(a)	104,973	646,634
Sturm Ruger & Co., Inc.	10,703	486,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2023

Investments	Shares	Value
Topgolf Callaway Brands Corp.*	70,627	$1,012,791
Vista Outdoor, Inc.*(a)	74,855	2,213,463

Total Leisure Products		9,055,369

Life Sciences Tools & Services - 0.3%
Cytek Biosciences, Inc.*(a)	27,178	247,864
Harvard Bioscience, Inc.*	22,755	121,739
Maravai LifeSciences Holdings, Inc., Class A*	77,562	508,031
Mesa Laboratories, Inc.	3,929	411,641
OmniAb, Inc.*	67,080	413,884

Total Life Sciences Tools & Services		1,703,159

Machinery - 2.9%
Alamo Group, Inc.	5,854	1,230,452
Astec Industries, Inc.	13,680	508,896
Columbus McKinnon Corp.	19,414	757,534
Commercial Vehicle Group, Inc.*	41,630	291,826
Douglas Dynamics, Inc.	10,878	322,859
Energy Recovery, Inc.*	13,249	249,611
Enerpac Tool Group Corp.	24,289	755,145
Gorman-Rupp Co.	8,662	307,761
Greenbrier Cos., Inc.	21,321	941,962
Helios Technologies, Inc.	19,363	878,112
Hillman Solutions Corp.*	76,243	702,198
Hyster-Yale Materials Handling, Inc.	17,931	1,115,129
Kennametal, Inc.	44,188	1,139,609
Lindsay Corp.	5,202	671,890
Manitowoc Co., Inc.*	42,603	711,044
Mayville Engineering Co., Inc.*	12,319	177,640
Miller Industries, Inc.	11,366	480,668
Mueller Water Products, Inc., Class A	53,623	772,171
Omega Flex, Inc.	2,996	211,248
Park-Ohio Holdings Corp.	12,369	333,468
Proto Labs, Inc.*	9,613	374,522
REV Group, Inc.	34,776	631,880
Shyft Group, Inc.	33,776	412,743
Standex International Corp.	5,147	815,182
Tennant Co.	10,872	1,007,726
Titan International, Inc.*	65,902	980,622
Trinity Industries, Inc.	27,891	741,622
Wabash National Corp.	75,500	1,934,310

Total Machinery		19,457,830

Media - 1.2%
Advantage Solutions, Inc.*	203,799	737,752
AMC Networks, Inc., Class A*	58,631	1,101,677
Daily Journal Corp.*(a)	448	152,687
Emerald Holding, Inc.*	27,436	164,067
Entravision Communications Corp., Class A	22,654	94,467
Gannett Co., Inc.*	192,660	443,118
Gray Television, Inc.	68,282	611,807
John Wiley & Sons, Inc., Class A	27,620	876,659
Magnite, Inc.*	70,228	655,930
PubMatic, Inc., Class A*	7,969	129,974
Scholastic Corp.	12,958	488,517
Sinclair, Inc.(a)	65,913	858,846
Stagwell, Inc.*(a)	168,584	1,117,712
TechTarget, Inc.*	17,374	605,658

Total Media		8,038,871

Metals & Mining - 0.8%
Compass Minerals International, Inc.	7,572	191,723
Haynes International, Inc.	7,850	447,842
Kaiser Aluminum Corp.	4,682	333,312
Materion Corp.	8,706	1,132,912
Olympic Steel, Inc.	7,117	474,704
Ramaco Resources, Inc., Class A	31,616	543,163
Ryerson Holding Corp.	26,821	930,152
Schnitzer Steel Industries, Inc., Class A	8,295	250,177
SunCoke Energy, Inc.	52,567	564,570
TimkenSteel Corp.*	30,279	710,042

Total Metals & Mining		5,578,597

Multi-Utilities - 0.1%
Unitil Corp.	8,286	435,595

Office REITs - 0.8%
Brandywine Realty Trust	328,027	1,771,346
Douglas Emmett, Inc.	33,967	492,522
Easterly Government Properties, Inc.	19,259	258,841
Equity Commonwealth	34,581	663,955
Highwoods Properties, Inc.	55,444	1,272,994
Piedmont Office Realty Trust, Inc., Class A	76,421	543,353
Postal Realty Trust, Inc., Class A	6,647	96,780

Total Office REITs		5,099,791

Oil, Gas & Consumable Fuels - 4.7%
Amplify Energy Corp.*(a)	79,932	473,997
Berry Corp.	125,913	885,168
Callon Petroleum Co.*	139,515	4,520,286
Centrus Energy Corp., Class A*	8,448	459,656
Crescent Energy Co., Class A	47,750	630,777
Delek U.S. Holdings, Inc.	104,214	2,688,721
Evolution Petroleum Corp.	43,202	251,004
Excelerate Energy, Inc., Class A	19,833	306,618
FutureFuel Corp.	48,159	292,807
Granite Ridge Resources, Inc.	190,920	1,149,338
Gulfport Energy Corp.*	17,568	2,340,058
Hallador Energy Co.*	59,936	529,834
HighPeak Energy, Inc.(a)	94,728	1,348,927
Kinetik Holdings, Inc.	12,524	418,302
NACCO Industries, Inc., Class A	5,800	211,700
OPAL Fuels, Inc., Class A*(a)	20,749	114,534
Overseas Shipholding Group, Inc., Class A	97,256	512,539
Par Pacific Holdings, Inc.*	119,063	4,330,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2023

Investments	Shares	Value
REX American Resources Corp.*	10,229	$483,832
Riley Exploration Permian, Inc.	35,390	964,024
Ring Energy, Inc.*(a)	424,960	620,442
SandRidge Energy, Inc.	75,150	1,027,300
SilverBow Resources, Inc.*	48,117	1,399,242
Sitio Royalties Corp., Class A	19,706	463,288
Talos Energy, Inc.*	29,530	420,212
VAALCO Energy, Inc.	93,938	421,782
Vital Energy, Inc.*	53,878	2,450,910
W&T Offshore, Inc.	29,744	96,965
World Kinect Corp.	47,951	1,092,324

Total Oil, Gas & Consumable Fuels		30,904,908

Paper & Forest Products - 0.5%
Clearwater Paper Corp.*	20,157	728,071
Sylvamo Corp.	49,159	2,414,198

Total Paper & Forest Products		3,142,269

Passenger Airlines - 0.4%
Allegiant Travel Co.	21,703	1,792,885
Sun Country Airlines Holdings, Inc.*	42,135	662,783

Total Passenger Airlines		2,455,668

Personal Care Products - 0.7%
Edgewell Personal Care Co.	32,184	1,178,900
Medifast, Inc.	15,367	1,032,970
Nature’s Sunshine Products, Inc.*	8,363	144,596
Nu Skin Enterprises, Inc., Class A	30,990	601,826
Olaplex Holdings, Inc.*	454,246	1,153,785
USANA Health Sciences, Inc.*	11,136	596,889

Total Personal Care Products		4,708,966

Pharmaceuticals - 1.5%
Amneal Pharmaceuticals, Inc.*	203,230	1,233,606
Amylyx Pharmaceuticals, Inc.*	13,740	202,253
ANI Pharmaceuticals, Inc.*	13,377	737,608
Arvinas, Inc.*	13,312	547,922
Assertio Holdings, Inc.*(a)	184,369	197,275
Biote Corp., Class A*	18,673	92,245
Collegium Pharmaceutical, Inc.*(a)	58,776	1,809,125
Harmony Biosciences Holdings, Inc.*	38,022	1,228,111
Innoviva, Inc.*	33,445	536,458
Ligand Pharmaceuticals, Inc.*	13,701	978,525
Pacira BioSciences, Inc.*	40,207	1,356,584
Phibro Animal Health Corp., Class A	30,632	354,718
SIGA Technologies, Inc.(a)	18,841	105,510
Supernus Pharmaceuticals, Inc.*	12,612	364,991

Total Pharmaceuticals		9,744,931

Professional Services - 1.6%
Asure Software, Inc.*	20,641	196,502
Barrett Business Services, Inc.	3,977	460,537
CRA International, Inc.	3,378	333,915
CSG Systems International, Inc.	17,658	939,582
First Advantage Corp.(a)	77,305	1,280,944
Forrester Research, Inc.*	14,671	393,330
Franklin Covey Co.*	5,064	220,436
Heidrick & Struggles International, Inc.	18,240	538,627
HireRight Holdings Corp.*	57,874	778,405
Huron Consulting Group, Inc.*	7,318	752,290
Kelly Services, Inc., Class A	21,728	469,759
Kforce, Inc.	8,753	591,353
Legalzoom.com, Inc.*	57,184	646,179
Mistras Group, Inc.*	5,651	41,365
NV5 Global, Inc.*	6,343	704,834
RCM Technologies, Inc.*	6,474	188,005
Resources Connection, Inc.	36,210	513,096
Sterling Check Corp.*(a)	61,470	855,663
TrueBlue, Inc.*	14,542	223,074
Upwork, Inc.*	32,148	478,041
Willdan Group, Inc.*	6,499	139,729

Total Professional Services		10,745,666

Real Estate Management & Development - 0.8%
eXp World Holdings, Inc.(a)	32,801	509,071
Forestar Group, Inc.*	44,644	1,476,377
FRP Holdings, Inc.*	2,161	135,884
Newmark Group, Inc., Class A	187,011	2,049,641
RMR Group, Inc., Class A	26,848	757,919
Tejon Ranch Co.*	8,024	138,013

Total Real Estate Management & Development		5,066,905

Residential REITs - 0.1%
NexPoint Residential Trust, Inc.	24,334	837,820

Retail REITs - 0.5%
Acadia Realty Trust	25,134	427,027
Alexander’s, Inc.	3,572	762,872
Getty Realty Corp.	19,488	569,439
NETSTREIT Corp.	14,398	257,004
Retail Opportunity Investments Corp.	27,823	390,357
Saul Centers, Inc.	9,751	382,922
Urban Edge Properties	25,877	473,549
Whitestone REIT	29,972	368,356

Total Retail REITs		3,631,526

Semiconductors & Semiconductor Equipment - 1.4%
ACM Research, Inc., Class A*(a)	47,427	926,724
Aehr Test Systems*(a)	9,006	238,929
CEVA, Inc.*	4,844	110,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2023

Investments	Shares	Value
Cohu, Inc.*	26,472	$936,844
Everspin Technologies, Inc.*	14,951	135,157
Impinj, Inc.*(a)	6,055	545,132
inTEST Corp.*	11,951	162,534
MaxLinear, Inc.*	76,586	1,820,449
NVE Corp.	3,022	237,015
PDF Solutions, Inc.*	9,821	315,647
Photronics, Inc.*	50,477	1,583,463
SiTime Corp.*	5,378	656,546
Ultra Clean Holdings, Inc.*	17,879	610,389
Veeco Instruments, Inc.*	28,822	894,347

Total Semiconductors & Semiconductor Equipment		9,173,183

Software - 4.1%
8x8, Inc.*	145,824	551,215
A10 Networks, Inc.	30,344	399,630
Adeia, Inc.	144,261	1,787,394
Agilysys, Inc.*	5,393	457,434
American Software, Inc., Class A	13,453	152,019
Amplitude, Inc., Class A*	17,082	217,283
AvePoint, Inc.*	39,683	325,797
Cerence, Inc.*	7,787	153,092
Clear Secure, Inc., Class A	21,318	440,217
Clearwater Analytics Holdings, Inc., Class A*	26,361	528,011
Consensus Cloud Solutions, Inc.*	32,914	862,676
CoreCard Corp.*(a)	6,262	86,603
E2open Parent Holdings, Inc.*(a)	151,398	664,637
eGain Corp.*	16,053	133,721
Enfusion, Inc., Class A*(a)	20,728	201,062
Envestnet, Inc.*	22,495	1,113,952
Everbridge, Inc.*	24,744	601,527
EverCommerce, Inc.*	95,079	1,048,721
Jamf Holding Corp.*	26,666	481,588
LivePerson, Inc.*	59,089	223,947
LiveRamp Holdings, Inc.*	21,543	816,049
MeridianLink, Inc.*	16,281	403,280
Mitek Systems, Inc.*(a)	35,954	468,840
Model N, Inc.*	16,564	446,069
N-able, Inc.*	46,002	609,527
NCR Voyix Corp.*	170,514	2,883,392
Olo, Inc., Class A*	41,019	234,629
PagerDuty, Inc.*	21,090	488,234
Progress Software Corp.	29,057	1,577,795
PROS Holdings, Inc.*(a)	9,237	358,303
Q2 Holdings, Inc.*	12,775	554,563
Rimini Street, Inc.*	129,340	422,942
RingCentral, Inc., Class A*	72,985	2,477,841
SolarWinds Corp.*	92,671	1,157,461
SoundThinking, Inc.*	5,491	140,240
Sprinklr, Inc., Class A*	31,727	381,993
Upland Software, Inc.*	56,370	238,445
Verint Systems, Inc.*	53,973	1,458,890
Vertex, Inc., Class A*	15,712	423,281
Xperi, Inc.*	84,528	931,499
Yext, Inc.*	36,868	217,153
Zuora, Inc., Class A*	28,828	270,983

Total Software		27,391,935

Specialized REITs - 0.2%
Farmland Partners, Inc.	15,841	197,696
Four Corners Property Trust, Inc.	32,873	831,687

Total Specialized REITs		1,029,383

Specialty Retail - 4.6%
1-800-Flowers.com, Inc., Class A*(a)	20,305	218,888
Aaron’s Co., Inc.	32,883	357,767
America’s Car-Mart, Inc.*	2,054	155,632
Arhaus, Inc.*(a)	102,315	1,212,433
Arko Corp.	47,914	395,290
Big 5 Sporting Goods Corp.	9,092	57,643
Boot Barn Holdings, Inc.*	17,162	1,317,355
Buckle, Inc.	45,466	2,160,544
Build-A-Bear Workshop, Inc.	19,113	439,408
Caleres, Inc.	38,122	1,171,489
Camping World Holdings, Inc., Class A	27,046	710,228
Chewy, Inc., Class A*	25,686	606,960
Chico’s FAS, Inc.*	105,764	801,691
Designer Brands, Inc., Class A	102,936	910,984
Destination XL Group, Inc.*	96,262	423,553
Genesco, Inc.*	9,046	318,510
Guess?, Inc.	74,382	1,715,249
Haverty Furniture Cos., Inc.	17,819	632,574
Hibbett, Inc.	14,420	1,038,528
J Jill, Inc.*	14,660	377,935
MarineMax, Inc.*	30,240	1,176,336
Monro, Inc.	12,963	380,334
National Vision Holdings, Inc.*	23,115	483,797
ODP Corp.*	39,036	2,197,727
OneWater Marine, Inc., Class A*(a)	20,522	693,438
Revolve Group, Inc.*(a)	22,512	373,249
RumbleON, Inc., Class B*(a)	33,656	273,960
Sally Beauty Holdings, Inc.*(a)	154,624	2,053,407
Shoe Carnival, Inc.	27,165	820,655
Sonic Automotive, Inc., Class A	43,992	2,472,790
Sportsman’s Warehouse Holdings, Inc.*	23,936	101,967
Torrid Holdings, Inc.*(a)	52,826	304,806
Upbound Group, Inc.	52,887	1,796,571
Victoria’s Secret & Co.*	55,701	1,478,305
Warby Parker, Inc., Class A*	21,448	302,417
Winmark Corp.	945	394,585

Total Specialty Retail		30,327,005

Technology Hardware, Storage & Peripherals - 0.9%
Corsair Gaming, Inc.*	37,818	533,234
CPI Card Group, Inc.*(a)	20,997	402,932
Eastman Kodak Co.*	164,099	639,986
Immersion Corp.	55,017	388,420
Xerox Holdings Corp.	202,359	3,709,241

Total Technology Hardware, Storage & Peripherals		5,673,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2023

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 1.4%
Carter’s, Inc.	24,541	$1,837,875
Figs, Inc., Class A*(a)	37,783	262,592
G-III Apparel Group Ltd.*	30,349	1,031,259
Levi Strauss & Co., Class A(a)	200,015	3,308,248
Movado Group, Inc.	18,220	549,333
Oxford Industries, Inc.	16,307	1,630,700
Rocky Brands, Inc.	5,915	178,515
Vera Bradley, Inc.*	28,300	217,910
Wolverine World Wide, Inc.	19,102	169,817

Total Textiles, Apparel & Luxury Goods		9,186,249

Tobacco - 0.4%
Turning Point Brands, Inc.	6,011	158,210
Universal Corp.	17,061	1,148,546
Vector Group Ltd.	130,679	1,474,059

Total Tobacco		2,780,815

Trading Companies & Distributors - 1.7%
Alta Equipment Group, Inc.	20,910	258,657
BlueLinx Holdings, Inc.*	10,079	1,142,052
Custom Truck One Source, Inc.*(a)	100,395	620,441
Distribution Solutions Group, Inc.*	10,034	316,673
DXP Enterprises, Inc.*	21,553	726,336
EVI Industries, Inc.	4,736	112,385
Global Industrial Co.	15,262	592,776
H&E Equipment Services, Inc.	29,545	1,545,794
Hudson Technologies, Inc.*	38,585	520,512
Karat Packaging, Inc.	14,858	369,221
McGrath RentCorp	14,324	1,713,437
MRC Global, Inc.*	87,621	964,707
NOW, Inc.*	86,792	982,486
Titan Machinery, Inc.*	35,473	1,024,460
Transcat, Inc.*	2,340	255,832
Willis Lease Finance Corp.*	8,822	431,219

Total Trading Companies & Distributors		11,576,988

Water Utilities - 0.2%
Artesian Resources Corp., Class A	2,726	112,993
Middlesex Water Co.	4,777	313,467
Pure Cycle Corp.*	9,674	101,287
SJW Group	12,160	794,656
York Water Co.	6,494	250,798

Total Water Utilities		1,573,201

Wireless Telecommunication Services - 0.3%
Gogo, Inc.*	124,790	1,264,123
Spok Holdings, Inc.	22,635	350,390
U.S. Cellular Corp.*	12,289	510,485

Total Wireless Telecommunication Services		2,124,998

Total United States		656,180,209

Canada - 0.0%

Insurance - 0.0%
Kingsway Financial Services, Inc.*	4,305	36,162

China - 0.1%

Semiconductors & Semiconductor Equipment - 0.1%
indie Semiconductor, Inc., Class A*	44,150	358,057

Philippines - 0.1%

Professional Services - 0.1%
TaskUS, Inc., Class A*(a)	35,962	470,023

Puerto Rico - 0.4%

Banks - 0.2%
OFG Bancorp	33,996	1,274,170

Financial Services - 0.2%
EVERTEC, Inc.	34,861	1,427,209

Total Puerto Rico		2,701,379

TOTAL COMMON STOCKS (Cost: $614,508,877)		659,745,830

WARRANTS - 0.0%

United States - 0.0%
OmniAb, Inc.,
exercise price $12.50, expiring 11/1/27*†	2,562	0
exercise price $15.00, expiring 11/1/27*†	2,562	0

TOTAL WARRANTS (Cost: $0)		0

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree U.S. MidCap Fund(b) (Cost: $1,439,655)	25,342	1,454,377

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%

United States - 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $13,061,159)	13,061,159	13,061,159

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $629,009,691)		674,261,366
Other Assets less Liabilities - (1.9)%		(12,728,304)

NET ASSETS - 100.0%		$661,533,062

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2023

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $43,584, which represents 0.01% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $45,313,126 and the total market value of the collateral held by the Fund was $46,937,267. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $33,876,108.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree U.S. MidCap Fund	$1,253,597	$2,300,724	$2,233,269	$14,348	$118,977	$1,454,377	$9,141

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Biotechnology	$6,687,094	$—	$43,584	*	$6,730,678
Other	653,015,152	—	—		653,015,152
Warrants	—	—	0	*	0
Exchange-Traded Fund	1,454,377	—	—		1,454,377
Investment of Cash Collateral for Securities Loaned	—	13,061,159	—		13,061,159

Total Investments in Securities	$661,156,623	$13,061,159	$43,584		$674,261,366

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.0%

Air Freight & Logistics - 0.3%
Forward Air Corp.	15,711	$987,751

Automobile Components - 1.1%
Patrick Industries, Inc.	23,788	2,387,126
Standard Motor Products, Inc.	27,978	1,113,804

Total Automobile Components		3,500,930

Automobiles - 0.5%
Winnebago Industries, Inc.	23,200	1,690,816

Banks - 4.5%
Arrow Financial Corp.	27,236	760,974
Banc of California, Inc.	211,280	2,837,490
Bank7 Corp.	7,099	194,158
Brookline Bancorp, Inc.	180,904	1,973,663
Capital Bancorp, Inc.	7,895	191,059
Central Valley Community Bancorp	8,864	198,110
Citizens Financial Services, Inc.	6,292	407,218
Esquire Financial Holdings, Inc.	3,324	166,067
First Bank	15,944	234,377
First Internet Bancorp	3,817	92,333
International Bancshares Corp.	67,461	3,664,482
Live Oak Bancshares, Inc.	14,000	637,000
MidWestOne Financial Group, Inc.	13,465	362,343
MVB Financial Corp.	13,670	308,395
Northeast Bank	2,253	124,343
Parke Bancorp, Inc.	9,648	195,372
Pathward Financial, Inc.	8,371	443,077
Peoples Financial Services Corp.	8,497	413,804
Plumas Bancorp	4,352	179,955
Shore Bancshares, Inc.	39,994	569,915
Unity Bancorp, Inc.	6,672	197,424

Total Banks		14,151,559

Beverages - 0.2%
MGP Ingredients, Inc.	7,231	712,398

Building Products - 1.4%
Apogee Enterprises, Inc.	17,873	954,597
CSW Industrials, Inc.	5,218	1,082,265
Griffon Corp.	27,252	1,661,009
Insteel Industries, Inc.	5,530	211,744
Quanex Building Products Corp.	13,172	402,668

Total Building Products		4,312,283

Capital Markets - 7.6%
BGC Group, Inc., Class A	135,445	977,913
Cohen & Steers, Inc.	76,492	5,792,739
Diamond Hill Investment Group, Inc.	4,435	734,392
Oppenheimer Holdings, Inc., Class A	6,066	250,647
Piper Sandler Cos.	10,974	1,919,023
PJT Partners, Inc., Class A	10,124	1,031,332
Silvercrest Asset Management Group, Inc., Class A	14,071	239,207
StepStone Group, Inc., Class A	87,287	2,778,345
Victory Capital Holdings, Inc., Class A	104,538	3,600,289
Virtu Financial, Inc., Class A	197,378	3,998,878
Virtus Investment Partners, Inc.	11,251	2,720,042

Total Capital Markets		24,042,807

Chemicals - 3.3%
AdvanSix, Inc.	27,409	821,174
Hawkins, Inc.	8,555	602,443
Innospec, Inc.	13,611	1,677,420
Koppers Holdings, Inc.	7,054	361,306
Minerals Technologies, Inc.	10,969	782,199
Quaker Chemical Corp.	7,163	1,528,727
Sensient Technologies Corp.	48,443	3,197,238
Stepan Co.	16,186	1,530,386

Total Chemicals		10,500,893

Commercial Services & Supplies - 4.0%
ACCO Brands Corp.	205,070	1,246,826
Acme United Corp.	1,944	83,320
ARC Document Solutions, Inc.	56,481	185,258
Brady Corp., Class A	30,546	1,792,745
Brink’s Co.	20,157	1,772,808
Deluxe Corp.	89,383	1,917,265
Ennis, Inc.	45,411	994,955
Interface, Inc.	16,651	210,136
MillerKnoll, Inc.	87,363	2,330,845
Steelcase, Inc., Class A	122,805	1,660,323
VSE Corp.	5,335	344,694

Total Commercial Services & Supplies		12,539,175

Construction & Engineering - 0.7%
Argan, Inc.	13,188	617,066
Granite Construction, Inc.	19,743	1,004,129
Primoris Services Corp.	17,427	578,751

Total Construction & Engineering		2,199,946

Construction Materials - 0.1%
U.S. Lime & Minerals, Inc.	1,968	453,329

Consumer Finance - 2.1%
Nelnet, Inc., Class A	14,510	1,280,072
Regional Management Corp.	18,589	466,212
SLM Corp.	250,221	4,784,226

Total Consumer Finance		6,530,510

Consumer Staples Distribution & Retail - 1.0%
Andersons, Inc.	19,323	1,111,845
Ingles Markets, Inc., Class A	5,119	442,128
Natural Grocers by Vitamin Cottage, Inc.	16,662	266,592
PriceSmart, Inc.	17,025	1,290,155

Total Consumer Staples Distribution & Retail		3,110,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2023

Investments	Shares	Value
Containers & Packaging - 1.0%
Greif, Inc., Class A	30,877	$2,025,223
Myers Industries, Inc.	44,502	870,014
TriMas Corp.	14,107	357,330

Total Containers & Packaging		3,252,567

Distributors - 0.1%
Weyco Group, Inc.	9,417	295,317

Diversified Consumer Services - 0.9%
Carriage Services, Inc.	10,355	258,978
Strategic Education, Inc.	27,029	2,496,669

Total Diversified Consumer Services		2,755,647

Diversified REITs - 0.0%
NexPoint Diversified Real Estate Trust	226	1,797

Diversified Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	17,993	389,009

Electric Utilities - 0.8%
MGE Energy, Inc.	34,767	2,514,002

Electrical Equipment - 1.1%
Allient, Inc.	4,477	135,250
Encore Wire Corp.	5,576	1,191,034
EnerSys	17,074	1,723,791
LSI Industries, Inc.	15,837	222,985
Preformed Line Products Co.	1,815	242,956

Total Electrical Equipment		3,516,016

Electronic Equipment, Instruments & Components - 2.4%
Advanced Energy Industries, Inc.	13,350	1,454,082
Bel Fuse, Inc., Class B	3,756	250,788
Belden, Inc.	13,902	1,073,930
Benchmark Electronics, Inc.	39,631	1,095,401
Climb Global Solutions, Inc.	2,464	135,101
Crane NXT Co.	25,209	1,433,636
Methode Electronics, Inc.	34,200	777,366
Napco Security Technologies, Inc.	15,069	516,113
PC Connection, Inc.	8,591	577,401
Richardson Electronics Ltd.	7,687	102,621

Total Electronic Equipment, Instruments & Components		7,416,439

Energy Equipment & Services - 2.2%
Cactus, Inc., Class A	30,531	1,386,107
Core Laboratories, Inc.	15,537	274,383
Liberty Energy, Inc.	103,256	1,873,064
Ranger Energy Services, Inc.	19,377	198,227
RPC, Inc.(a)	195,457	1,422,927
Select Water Solutions, Inc.	140,738	1,068,201
Solaris Oilfield Infrastructure, Inc., Class A	67,105	534,156

Total Energy Equipment & Services		6,757,065

Financial Services - 2.3%
A-Mark Precious Metals, Inc.(a)	25,803	780,541
Cass Information Systems, Inc.	15,898	716,205
UWM Holdings Corp.(a)	195,557	1,398,232
Walker & Dunlop, Inc.	38,213	4,242,025

Total Financial Services		7,137,003

Food Products - 1.4%
Cal-Maine Foods, Inc.	14,467	830,261
J & J Snack Foods Corp.	13,648	2,281,127
John B Sanfilippo & Son, Inc.	13,475	1,388,464

Total Food Products		4,499,852

Gas Utilities - 0.7%
Chesapeake Utilities Corp.	20,765	2,193,407

Ground Transportation - 1.4%
ArcBest Corp.	8,500	1,021,785
Covenant Logistics Group, Inc.	4,458	205,246
Heartland Express, Inc.	26,117	372,428
Marten Transport Ltd.	41,215	864,691
Universal Logistics Holdings, Inc.	16,191	453,672
Werner Enterprises, Inc.	35,829	1,518,075

Total Ground Transportation		4,435,897

Health Care Equipment & Supplies - 0.8%
Atrion Corp.	1,974	747,732
CONMED Corp.	10,389	1,137,699
LeMaitre Vascular, Inc.	9,291	527,357
Utah Medical Products, Inc.	2,137	179,978

Total Health Care Equipment & Supplies		2,592,766

Health Care Providers & Services - 2.8%
National Research Corp.	11,528	456,048
Patterson Cos., Inc.	158,837	4,518,912
Select Medical Holdings Corp.	114,922	2,700,667
U.S. Physical Therapy, Inc.	12,050	1,122,337

Total Health Care Providers & Services		8,797,964

Health Care Technology - 0.1%
Simulations Plus, Inc.(a)	7,101	317,770

Hotels, Restaurants & Leisure - 5.2%
Bloomin’ Brands, Inc.	145,936	4,108,099
Bluegreen Vacations Holding Corp.	5,781	434,269
Cheesecake Factory, Inc.	72,696	2,545,087
Marriott Vacations Worldwide Corp.	60,744	5,156,558
Monarch Casino & Resort, Inc.	15,135	1,046,585
RCI Hospitality Holdings, Inc.	2,836	187,913
Red Rock Resorts, Inc., Class A	54,891	2,927,337

Total Hotels, Restaurants & Leisure		16,405,848

Household Durables - 3.8%
Bassett Furniture Industries, Inc.	10,458	173,603
Century Communities, Inc.	16,385	1,493,329
Ethan Allen Interiors, Inc.	53,635	1,712,029
Hamilton Beach Brands Holding Co., Class A	10,355	181,109
La-Z-Boy, Inc.	35,701	1,318,081
MDC Holdings, Inc.	126,971	7,015,147

Total Household Durables		11,893,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2023

Investments	Shares	Value
Household Products - 2.6%
Energizer Holdings, Inc.	116,064	$3,676,908
Spectrum Brands Holdings, Inc.	34,507	2,752,623
WD-40 Co.	7,753	1,853,510

Total Household Products		8,283,041

Insurance - 1.0%
CNO Financial Group, Inc.	104,236	2,908,185
Crawford & Co., Class A	27,730	365,481

Total Insurance		3,273,666

Interactive Media & Services - 0.6%
Shutterstock, Inc.	36,602	1,767,145

IT Services - 0.2%
Hackett Group, Inc.	21,220	483,179
Information Services Group, Inc.	44,739	210,721

Total IT Services		693,900

Leisure Products - 0.8%
Escalade, Inc.	10,922	219,423
Johnson Outdoors, Inc., Class A	9,034	482,596
Marine Products Corp.	39,461	449,856
Smith & Wesson Brands, Inc.	64,782	878,444
Sturm Ruger & Co., Inc.	10,800	490,860

Total Leisure Products		2,521,179

Machinery - 7.5%
Alamo Group, Inc.	4,060	853,371
Albany International Corp., Class A	14,654	1,439,316
Columbus McKinnon Corp.	10,062	392,619
Douglas Dynamics, Inc.	39,950	1,185,716
Enerpac Tool Group Corp.	18,364	570,937
Enpro, Inc.	7,631	1,196,083
ESCO Technologies, Inc.	8,596	1,005,990
Gorman-Rupp Co.	23,581	837,833
Helios Technologies, Inc.	12,271	556,490
Hillenbrand, Inc.	64,725	3,097,091
John Bean Technologies Corp.	10,931	1,087,088
Kadant, Inc.	3,889	1,090,126
Kennametal, Inc.	110,218	2,842,522
Lindsay Corp.	5,286	682,740
Mueller Water Products, Inc., Class A	122,568	1,764,979
Omega Flex, Inc.	7,047	496,884
REV Group, Inc.	29,433	534,798
Shyft Group, Inc.	25,170	307,577
Standex International Corp.	4,214	667,413
Tennant Co.	9,926	920,041
Terex Corp.	37,552	2,157,738

Total Machinery		23,687,352

Marine Transportation - 0.7%
Matson, Inc.	19,048	2,087,661

Media - 3.6%
Cable One, Inc.	5,338	2,971,077
Gray Television, Inc.	144,515	1,294,854
John Wiley & Sons, Inc., Class A	88,432	2,806,832
Saga Communications, Inc., Class A	6,494	144,556
TEGNA, Inc.	253,543	3,879,208
Townsquare Media, Inc., Class A	15,442	163,068

Total Media		11,259,595

Metals & Mining - 1.9%
Arch Resources, Inc.	6,023	999,457
Haynes International, Inc.	9,569	545,911
Materion Corp.	6,957	905,314
Olympic Steel, Inc.	4,267	284,609
Ramaco Resources, Inc., Class A	50,860	873,775
Ryerson Holding Corp.	34,481	1,195,801
Warrior Met Coal, Inc.	16,849	1,027,284

Total Metals & Mining		5,832,151

Oil, Gas & Consumable Fuels - 5.7%
Berry Corp.	169,142	1,189,068
Comstock Resources, Inc.	621,410	5,499,479
Evolution Petroleum Corp.	69,971	406,532
HighPeak Energy, Inc.(a)	46,520	662,445
Peabody Energy Corp.	69,096	1,680,415
PHX Minerals, Inc.	36,774	118,412
Riley Exploration Permian, Inc.	39,147	1,066,364
SandRidge Energy, Inc.	44,947	614,425
VAALCO Energy, Inc.	225,719	1,013,478
Viper Energy, Inc.	128,778	4,041,054
Voc Energy Trust	19,236	138,499
World Kinect Corp.	66,517	1,515,257

Total Oil, Gas & Consumable Fuels		17,945,428

Paper & Forest Products - 0.6%
Sylvamo Corp.	40,000	1,964,400

Personal Care Products - 0.9%
Edgewell Personal Care Co.	36,518	1,337,654
Medifast, Inc.	22,397	1,505,527

Total Personal Care Products		2,843,181

Professional Services - 2.4%
Barrett Business Services, Inc.	2,849	329,914
CRA International, Inc.	4,923	486,639
CSG Systems International, Inc.	27,792	1,478,812
Heidrick & Struggles International, Inc.	17,246	509,274
HireQuest, Inc.	8,415	129,170
ICF International, Inc.	6,197	830,956
Kforce, Inc.	17,072	1,153,384
Korn Ferry	29,782	1,767,562
Resources Connection, Inc.	55,699	789,255

Total Professional Services		7,474,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2023

Investments	Shares	Value
Real Estate Management & Development - 1.0%
Newmark Group, Inc., Class A	90,168	$988,241
RMR Group, Inc., Class A	31,625	892,774
St. Joe Co.	22,387	1,347,250

Total Real Estate Management & Development		3,228,265

Retail REITs - 0.3%
Alexander’s, Inc.	3,764	803,877

Semiconductors & Semiconductor Equipment - 0.2%
NVE Corp.	9,882	775,045

Software - 0.7%
A10 Networks, Inc.	56,703	746,779
Progress Software Corp.	23,244	1,262,149
ReposiTrak, Inc.	7,532	75,395

Total Software		2,084,323

Specialty Retail - 5.0%
Aaron’s Co., Inc.	59,004	641,964
Arko Corp.	75,581	623,543
Buckle, Inc.	73,545	3,494,858
Caleres, Inc.	14,418	443,065
Camping World Holdings, Inc., Class A	42,631	1,119,490
Designer Brands, Inc., Class A	54,042	478,272
Guess?, Inc.	115,535	2,664,237
Hibbett, Inc.	8,101	583,434
Shoe Carnival, Inc.	21,633	653,533
Sonic Automotive, Inc., Class A	23,418	1,316,326
Upbound Group, Inc.	104,170	3,538,655

Total Specialty Retail		15,557,377

Textiles, Apparel & Luxury Goods - 5.2%
Carter’s, Inc.	65,521	4,906,868
Kontoor Brands, Inc.	85,047	5,308,634
Lakeland Industries, Inc.	3,056	56,658
Movado Group, Inc.	31,658	954,489
Oxford Industries, Inc.	19,641	1,964,100
Rocky Brands, Inc.	6,564	198,101
Steven Madden Ltd.(a)	67,388	2,830,296

Total Textiles, Apparel & Luxury Goods		16,219,146

Tobacco - 0.1%
Turning Point Brands, Inc.	7,890	207,665

Trading Companies & Distributors - 3.1%
Global Industrial Co.	30,105	1,169,278
H&E Equipment Services, Inc.	35,763	1,871,120
Herc Holdings, Inc.	24,720	3,680,561
Karat Packaging, Inc.	29,824	741,127
McGrath RentCorp	18,286	2,187,371

Total Trading Companies & Distributors		9,649,457

Water Utilities - 1.0%
American States Water Co.	32,132	2,584,055
Artesian Resources Corp., Class A	10,062	417,070
Global Water Resources, Inc.	10,886	142,389

Total Water Utilities		3,143,514

Total United States		311,207,115

Puerto Rico - 0.2%

Financial Services - 0.2%
EVERTEC, Inc.	19,854	812,823

Singapore - 0.6%

Semiconductors & Semiconductor Equipment - 0.6%
Kulicke & Soffa Industries, Inc.	37,081	2,029,072

TOTAL COMMON STOCKS (Cost: $289,966,663)		314,049,010

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b) (Cost: $179,389)	179,389	179,389

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $290,146,052)		314,228,399
Other Assets less Liabilities - 0.1%		214,968

NET ASSETS - 100.0%		$314,443,367

(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,992,270 and the total market value of the collateral held by the Fund was $6,209,660. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,030,271.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$314,049,010	$—	$—	$314,049,010
Investment of Cash Collateral for Securities Loaned	—	179,389	—	179,389

Total Investments in Securities	$314,049,010	$179,389	$—	$314,228,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.7%

Aerospace & Defense - 1.5%
BWX Technologies, Inc.	4,316	$331,167
General Dynamics Corp.	8,725	2,265,621
HEICO Corp., Class A	2,170	309,095
Howmet Aerospace, Inc.	4,860	263,023
Huntington Ingalls Industries, Inc.	1,554	403,481
L3Harris Technologies, Inc.	6,615	1,393,251
Lockheed Martin Corp.	10,974	4,973,856
Northrop Grumman Corp.	3,545	1,659,556
RTX Corp.	63,057	5,305,616
Textron, Inc.	2,837	228,151
Woodward, Inc.	1,694	230,604

Total Aerospace & Defense		17,363,421

Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	4,792	413,981
Expeditors International of Washington, Inc.	4,730	601,656
FedEx Corp.	7,343	1,857,559
United Parcel Service, Inc., Class B	45,909	7,218,272

Total Air Freight & Logistics		10,091,468

Automobile Components - 0.1%
BorgWarner, Inc.	6,958	249,444
Dana, Inc.	10,001	146,115
Gentex Corp.	7,818	255,336
LCI Industries	2,285	287,247
Lear Corp.	2,508	354,155
Patrick Industries, Inc.	3,176	318,711

Total Automobile Components		1,611,008

Automobiles - 0.1%
General Motors Co.	25,136	902,885
Harley-Davidson, Inc.	4,264	157,086
Thor Industries, Inc.	3,009	355,814
Winnebago Industries, Inc.	3,220	234,674

Total Automobiles		1,650,459

Banks - 8.4%
1st Source Corp.	2,762	151,772
Ameris Bancorp	2,939	155,914
Associated Banc-Corp.	10,313	220,595
Atlantic Union Bankshares Corp.	3,949	144,296
Banc of California, Inc.	13,175	176,940
BancFirst Corp.	1,208	117,575
Bank of America Corp.	377,238	12,701,603
Bank of Hawaii Corp.	3,173	229,916
Bank OZK	8,636	430,332
BankUnited, Inc.	5,773	187,218
Banner Corp.	2,990	160,144
Berkshire Hills Bancorp, Inc.	7,434	184,586
BOK Financial Corp.	3,110	266,372
Cadence Bank	8,315	246,041
Capitol Federal Financial, Inc.	9,101	58,701
Cathay General Bancorp	7,546	336,325
Citigroup, Inc.	133,045	6,843,835
City Holding Co.	2,925	322,510
Columbia Banking System, Inc.	18,591	496,008
Comerica, Inc.	12,150	678,091
Commerce Bancshares, Inc.	4,267	227,900
Community Bank System, Inc.	4,424	230,535
Community Trust Bancorp, Inc.	2,925	128,291
Cullen/Frost Bankers, Inc.	3,696	400,979
CVB Financial Corp.	5,801	117,122
Eagle Bancorp, Inc.	1,297	39,092
East West Bancorp, Inc.	9,339	671,941
Eastern Bankshares, Inc.	15,570	221,094
Enterprise Financial Services Corp.	5,973	266,694
FB Financial Corp.	4,336	172,790
Fifth Third Bancorp	47,939	1,653,416
First Bancorp	2,528	93,561
First Busey Corp.	12,134	301,166
First Citizens BancShares, Inc., Class A	176	249,739
First Commonwealth Financial Corp.	13,845	213,767
First Financial Bancorp	9,380	222,775
First Financial Bankshares, Inc.	6,843	207,343
First Hawaiian, Inc.	7,716	176,388
First Interstate BancSystem, Inc., Class A	7,550	232,163
First Merchants Corp.	8,243	305,650
Five Star Bancorp	5,921	155,012
FNB Corp.	35,107	483,423
Fulton Financial Corp.	15,141	249,221
German American Bancorp, Inc.	4,618	149,669
Glacier Bancorp, Inc.	7,152	295,521
Hancock Whitney Corp.	3,780	183,670
Heartland Financial USA, Inc.	3,162	118,923
Heritage Commerce Corp.	16,421	162,896
Heritage Financial Corp.	8,217	175,762
Hilltop Holdings, Inc.	6,487	228,407
Home BancShares, Inc.	14,754	373,719
Hope Bancorp, Inc.	13,691	165,387
Huntington Bancshares, Inc.	118,470	1,506,938
Independent Bank Corp.	3,431	225,794
Independent Bank Group, Inc.	1,879	95,604
International Bancshares Corp.	4,241	230,371
JPMorgan Chase & Co.	174,194	29,630,399
Lakeland Financial Corp.	2,418	157,557
M&T Bank Corp.	10,068	1,380,121
National Bank Holdings Corp., Class A	5,322	197,925
NBT Bancorp, Inc.	5,079	212,861
New York Community Bancorp, Inc.	72,872	745,481
Northwest Bancshares, Inc.	18,678	233,101
Old National Bancorp	12,248	206,869
Origin Bancorp, Inc.	4,365	155,263
Pacific Premier Bancorp, Inc.	7,942	231,192
Park National Corp.	1,019	135,384
Peapack-Gladstone Financial Corp.	5,480	163,414
Peoples Bancorp, Inc.	9,591	323,792
Pinnacle Financial Partners, Inc.	1,638	142,866
PNC Financial Services Group, Inc.	26,692	4,133,256
Preferred Bank	1,984	144,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2023

Investments	Shares	Value
Prosperity Bancshares, Inc.	3,499	$236,987
Provident Financial Services, Inc.	7,449	134,305
QCR Holdings, Inc.	3,802	221,999
Regions Financial Corp.	81,412	1,577,765
Renasant Corp.	6,017	202,653
S&T Bancorp, Inc.	7,127	238,184
Seacoast Banking Corp. of Florida	6,273	178,530
ServisFirst Bancshares, Inc.	1,585	105,609
Simmons First National Corp., Class A	7,971	158,145
Southern States Bancshares, Inc.	4,876	142,769
Southside Bancshares, Inc.	3,656	114,506
SouthState Corp.	3,478	293,717
Stock Yards Bancorp, Inc.	3,011	155,036
Synovus Financial Corp.	7,970	300,071
TFS Financial Corp.	21,027	308,887
Towne Bank	5,178	154,097
TriCo Bancshares	2,131	91,569
Trustmark Corp.	7,579	211,303
U.S. Bancorp	112,692	4,877,310
UMB Financial Corp.	1,719	143,622
United Bankshares, Inc.	8,974	336,974
United Community Banks, Inc.	8,467	247,744
Univest Financial Corp.	7,279	160,356
Valley National Bancorp	28,438	308,837
Veritex Holdings, Inc.	4,907	114,186
WaFd, Inc.	9,253	304,979
Webster Financial Corp.	8,518	432,374
Wells Fargo & Co.	171,729	8,452,501
WesBanco, Inc.	4,353	136,554
Westamerica BanCorp	4,512	254,522
Western Alliance Bancorp	3,665	241,120
Wintrust Financial Corp.	1,522	141,166
WSFS Financial Corp.	4,078	187,303
Zions Bancorp NA	10,340	453,616

Total Banks		94,855,205

Beverages - 3.4%
Brown-Forman Corp., Class A	2,436	145,161
Brown-Forman Corp., Class B	9,418	537,768
Coca-Cola Co.	308,399	18,173,953
Constellation Brands, Inc., Class A	6,248	1,510,454
Keurig Dr. Pepper, Inc.	55,768	1,858,190
Molson Coors Beverage Co., Class B	9,629	589,391
PepsiCo, Inc.	93,621	15,900,591

Total Beverages		38,715,508

Biotechnology - 3.5%
AbbVie, Inc.	167,968	26,030,001
Amgen, Inc.	25,455	7,331,549
Gilead Sciences, Inc.	70,853	5,739,802

Total Biotechnology		39,101,352

Broadline Retail - 0.2%
eBay, Inc.	20,004	872,575
Kohl’s Corp.	12,887	369,599
Macy’s, Inc.	13,837	278,400
Nordstrom, Inc.(a)	11,359	209,574

Total Broadline Retail		1,730,148

Building Products - 0.4%
A O Smith Corp.	4,501	371,063
Advanced Drainage Systems, Inc.	1,461	205,475
Apogee Enterprises, Inc.	2,886	154,141
Armstrong World Industries, Inc.(a)	2,184	214,731
AZZ, Inc.	2,387	138,661
Carlisle Cos., Inc.	1,336	417,407
Carrier Global Corp.	18,092	1,039,385
Fortune Brands Innovations, Inc.	3,681	280,271
Lennox International, Inc.	1,035	463,183
Masco Corp.	9,128	611,394
Owens Corning	3,024	448,248
Simpson Manufacturing Co., Inc.	1,129	223,519
UFP Industries, Inc.	2,255	283,115
Zurn Elkay Water Solutions Corp.(a)	5,264	154,814

Total Building Products		5,005,407

Capital Markets - 4.8%
Ameriprise Financial, Inc.	3,510	1,333,203
ARES Management Corp., Class A	8,921	1,060,885
Bank of New York Mellon Corp.	40,245	2,094,752
BlackRock, Inc.	6,092	4,945,486
Blackstone, Inc.	29,464	3,857,427
Blue Owl Capital, Inc.	32,740	487,826
Carlyle Group, Inc.	17,678	719,318
Cboe Global Markets, Inc.	3,757	670,850
Charles Schwab Corp.	42,403	2,917,326
CME Group, Inc.	10,836	2,282,062
Cohen & Steers, Inc.	3,544	268,387
Evercore, Inc., Class A	2,234	382,126
FactSet Research Systems, Inc.	625	298,156
Franklin Resources, Inc.	32,735	975,176
Goldman Sachs Group, Inc.	16,062	6,196,238
Hamilton Lane, Inc., Class A	2,045	231,985
Houlihan Lokey, Inc.	2,880	345,341
Interactive Brokers Group, Inc., Class A	1,414	117,221
Intercontinental Exchange, Inc.	18,674	2,398,302
Jefferies Financial Group, Inc.	12,247	494,901
KKR & Co., Inc.	10,748	890,472
LPL Financial Holdings, Inc.	1,086	247,195
MarketAxess Holdings, Inc.	599	175,417
Moelis & Co., Class A	5,939	333,356
Moody’s Corp.	3,282	1,281,818
Morgan Stanley	105,867	9,872,098
Morningstar, Inc.	486	139,113
MSCI, Inc.	1,226	693,487
Nasdaq, Inc.	13,968	812,099
Northern Trust Corp.	10,693	902,275
Raymond James Financial, Inc.	5,076	565,974
S&P Global, Inc.	4,382	1,930,359

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2023

Investments	Shares	Value
SEI Investments Co.	2,954	$187,727
State Street Corp.	18,481	1,431,538
StepStone Group, Inc., Class A	1,656	52,710
Stifel Financial Corp.	3,883	268,509
T Rowe Price Group, Inc.	16,598	1,787,439
TPG, Inc.	4,682	202,122
Tradeweb Markets, Inc., Class A	2,283	207,479
Victory Capital Holdings, Inc., Class A	8,035	276,725
Virtu Financial, Inc., Class A	7,383	149,579
Virtus Investment Partners, Inc.	1,359	328,552

Total Capital Markets		54,813,011

Chemicals - 1.5%
Air Products & Chemicals, Inc.	8,940	2,447,772
Albemarle Corp.(a)	2,957	427,227
Ashland, Inc.	938	79,083
Avient Corp.	6,054	251,665
Cabot Corp.	3,368	281,228
Celanese Corp.	3,796	589,784
CF Industries Holdings, Inc.	6,918	549,981
Chemours Co.	8,315	262,255
Dow, Inc.	56,162	3,079,924
DuPont de Nemours, Inc.	13,982	1,075,635
Eastman Chemical Co.	7,089	636,734
Ecolab, Inc.	7,085	1,405,310
Element Solutions, Inc.	10,486	242,646
Huntsman Corp.	14,266	358,505
Innospec, Inc.	1,769	218,012
Kronos Worldwide, Inc.	18,225	181,156
Mosaic Co.	12,901	460,953
NewMarket Corp.	442	241,257
Olin Corp.	5,076	273,850
PPG Industries, Inc.	9,654	1,443,756
RPM International, Inc.	4,168	465,274
Scotts Miracle-Gro Co.(a)	4,821	307,339
Sensient Technologies Corp.	2,486	164,076
Sherwin-Williams Co.	4,904	1,529,558
Stepan Co.	1,497	141,541
Westlake Corp.	2,687	376,072

Total Chemicals		17,490,593

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	3,241	145,294
Brady Corp., Class A	4,590	269,387
Brink’s Co.	1,875	164,906
Cintas Corp.	2,281	1,374,667
Deluxe Corp.	5,799	124,389
HNI Corp.	4,681	195,806
MillerKnoll, Inc.	4,532	120,914
MSA Safety, Inc.	1,256	212,051
Pitney Bowes, Inc.	16,865	74,206
Republic Services, Inc.	6,483	1,069,112
Rollins, Inc.	11,341	495,261
Tetra Tech, Inc.	1,153	192,470
Waste Management, Inc.	14,469	2,591,398

Total Commercial Services & Supplies		7,029,861

Communications Equipment - 1.5%
Cisco Systems, Inc.	300,610	15,186,817
Juniper Networks, Inc.	16,818	495,795
Motorola Solutions, Inc.	4,060	1,271,145
Ubiquiti, Inc.	2,532	353,366

Total Communications Equipment		17,307,123

Construction & Engineering - 0.1%
AECOM	3,340	308,716
MDU Resources Group, Inc.	12,111	239,798
Quanta Services, Inc.	1,799	388,224
Valmont Industries, Inc.	547	127,730

Total Construction & Engineering		1,064,468

Construction Materials - 0.1%
Eagle Materials, Inc.	1,195	242,394
Martin Marietta Materials, Inc.	988	492,923
Vulcan Materials Co.	2,274	516,221

Total Construction Materials		1,251,538

Consumer Finance - 0.7%
Ally Financial, Inc.	15,524	542,098
American Express Co.	15,359	2,877,355
Bread Financial Holdings, Inc.	3,868	127,412
Capital One Financial Corp.	11,520	1,510,503
Discover Financial Services	9,543	1,072,633
FirstCash Holdings, Inc.	2,061	223,392
Navient Corp.	10,117	188,379
OneMain Holdings, Inc.	12,542	617,066
SLM Corp.	12,153	232,365
Synchrony Financial	18,811	718,392

Total Consumer Finance		8,109,595

Consumer Staples Distribution & Retail - 2.4%
Albertsons Cos., Inc., Class A	26,489	609,247
Casey’s General Stores, Inc.	727	199,736
Costco Wholesale Corp.	6,892	4,549,271
Kroger Co.	42,491	1,942,264
SpartanNash Co.	4,912	112,731
Sysco Corp.	32,079	2,345,937
Target Corp.	23,080	3,287,054
Walmart, Inc.	89,454	14,102,423
Weis Markets, Inc.	2,369	151,521

Total Consumer Staples Distribution & Retail		27,300,184

Containers & Packaging - 0.5%
AptarGroup, Inc.	1,991	246,127
Avery Dennison Corp.	1,901	384,306
Ball Corp.	7,155	411,556
Berry Global Group, Inc.	3,221	217,063
Crown Holdings, Inc.	2,198	202,414
Graphic Packaging Holding Co.	16,519	407,193
Greif, Inc., Class A	4,719	309,519
International Paper Co.	26,744	966,796
Packaging Corp. of America	6,169	1,004,992
Pactiv Evergreen, Inc.	12,863	176,352
Sealed Air Corp.	3,631	132,604
Silgan Holdings, Inc.	1,588	71,857
Sonoco Products Co.	7,504	419,248
Westrock Co.	12,763	529,920

Total Containers & Packaging		5,479,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2023

Investments	Shares	Value
Distributors - 0.2%
Genuine Parts Co.	6,161	$853,299
LKQ Corp.	11,886	568,032
Pool Corp.	995	396,716

Total Distributors		1,818,047

Diversified Consumer Services - 0.1%
ADT, Inc.	24,436	166,654
H&R Block, Inc.	10,759	520,413
Service Corp. International	4,771	326,575
Strategic Education, Inc.	1,866	172,362

Total Diversified Consumer Services		1,186,004

Diversified REITs - 0.1%
Alexander & Baldwin, Inc.	11,823	224,873
Broadstone Net Lease, Inc.	13,073	225,117
WP Carey, Inc.	16,911	1,096,002

Total Diversified REITs		1,545,992

Diversified Telecommunication Services - 0.1%
Cogent Communications Holdings, Inc.(a)	6,206	472,029
Iridium Communications, Inc.	3,521	144,924

Total Diversified Telecommunication Services		616,953

Electric Utilities - 2.7%
ALLETE, Inc.	6,011	367,633
Alliant Energy Corp.	12,776	655,409
American Electric Power Co., Inc.	30,622	2,487,119
Constellation Energy Corp.	4,802	561,306
Duke Energy Corp.	50,401	4,890,913
Edison International	24,686	1,764,802
Entergy Corp.	21,403	2,165,770
Evergy, Inc.	18,640	973,008
Eversource Energy	25,528	1,575,588
Exelon Corp.	56,744	2,037,110
FirstEnergy Corp.	37,421	1,371,854
IDACORP, Inc.	3,303	324,751
MGE Energy, Inc.	3,186	230,380
NRG Energy, Inc.	11,753	607,630
OGE Energy Corp.	22,052	770,276
Otter Tail Corp.	2,840	241,315
PG&E Corp.	23,270	419,558
Pinnacle West Capital Corp.	11,234	807,050
PNM Resources, Inc.	4,624	192,358
Portland General Electric Co.	4,969	215,356
PPL Corp.	44,014	1,192,779
Southern Co.	64,522	4,524,283
Xcel Energy, Inc.	42,390	2,624,365

Total Electric Utilities		31,000,613

Electrical Equipment - 0.4%
AMETEK, Inc.	3,253	536,387
Emerson Electric Co.	20,373	1,982,904
Hubbell, Inc.	1,645	541,090
Regal Rexnord Corp.	1,562	231,207
Rockwell Automation, Inc.	3,330	1,033,898
Vertiv Holdings Co., Class A	3,684	176,943

Total Electrical Equipment		4,502,429

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	14,064	1,394,164
Avnet, Inc.	6,308	317,923
Benchmark Electronics, Inc.	5,639	155,862
CDW Corp.	2,809	638,542
Climb Global Solutions, Inc.	905	49,621
Corning, Inc.	51,247	1,560,471
Crane NXT Co.	3,962	225,319
Jabil, Inc.	1,756	223,715
Littelfuse, Inc.	826	221,005
Richardson Electronics Ltd.	1,874	25,018
TD SYNNEX Corp.	1,707	183,690
Vishay Intertechnology, Inc.	8,336	199,814

Total Electronic Equipment, Instruments & Components		5,195,144

Energy Equipment & Services - 0.3%
Archrock, Inc.	20,687	318,580
Baker Hughes Co.	40,683	1,390,545
ChampionX Corp.	5,706	166,672
Halliburton Co.	23,087	834,595
Helmerich & Payne, Inc.	4,594	166,395
Kodiak Gas Services, Inc.	10,291	206,643
NOV, Inc.	11,887	241,068
Patterson-UTI Energy, Inc.	9,834	106,207
RPC, Inc.(a)	25,705	187,133

Total Energy Equipment & Services		3,617,838

Entertainment - 0.1%
Electronic Arts, Inc.	3,837	524,940
Endeavor Group Holdings, Inc., Class A	5,976	141,810
Warner Music Group Corp., Class A	4,895	175,192

Total Entertainment		841,942

Financial Services - 1.9%
Apollo Global Management, Inc.	16,764	1,562,237
Corebridge Financial, Inc.	43,398	940,001
Enact Holdings, Inc.	10,574	305,483
Equitable Holdings, Inc.	15,383	512,254
Fidelity National Information Services, Inc.	31,497	1,892,025
Global Payments, Inc.	4,460	566,420
Jack Henry & Associates, Inc.	2,141	349,861
Jackson Financial, Inc., Class A	8,013	410,265
Mastercard, Inc., Class A	11,681	4,982,063
MGIC Investment Corp.	21,206	409,064
PennyMac Financial Services, Inc.	1,889	166,931
Radian Group, Inc.	15,168	433,046
UWM Holdings Corp.(a)	10,595	75,754
Visa, Inc., Class A	29,498	7,679,804
Voya Financial, Inc.	2,084	152,049
Walker & Dunlop, Inc.	1,804	200,262
Western Union Co.	38,991	464,773

Total Financial Services		21,102,292

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2023

Investments	Shares	Value
Food Products - 1.9%
Archer-Daniels-Midland Co.	20,310	$1,466,788
Campbell Soup Co.	18,111	782,938
Conagra Brands, Inc.	38,814	1,112,409
Flowers Foods, Inc.	18,290	411,708
General Mills, Inc.	30,382	1,979,083
Hershey Co.	5,640	1,051,522
Hormel Foods Corp.	31,979	1,026,846
Ingredion, Inc.	3,718	403,514
J & J Snack Foods Corp.	884	147,752
J M Smucker Co.	6,291	795,057
Kellanova	19,345	1,081,579
Kraft Heinz Co.	84,652	3,130,431
Lamb Weston Holdings, Inc.	3,166	342,213
Lancaster Colony Corp.	1,503	250,084
McCormick & Co., Inc., Non-Voting Shares	10,188	697,063
Mondelez International, Inc., Class A	73,598	5,330,703
Tyson Foods, Inc., Class A	18,076	971,585
Utz Brands, Inc.	10,537	171,121
WK Kellogg Co.	11,911	156,511

Total Food Products		21,308,907

Gas Utilities - 0.3%
Atmos Energy Corp.	9,346	1,083,201
Chesapeake Utilities Corp.	1,424	150,417
National Fuel Gas Co.	7,453	373,917
New Jersey Resources Corp.	8,989	400,730
Northwest Natural Holding Co.	6,749	262,806
ONE Gas, Inc.	3,881	247,297
Southwest Gas Holdings, Inc.	3,969	251,436
Spire, Inc.	3,190	198,865
UGI Corp.	22,536	554,386

Total Gas Utilities		3,523,055

Ground Transportation - 0.9%
CSX Corp.	39,298	1,362,461
JB Hunt Transport Services, Inc.	2,224	444,222
Landstar System, Inc.	974	188,615
Norfolk Southern Corp.	7,939	1,876,621
Old Dominion Freight Line, Inc.	1,631	661,093
Ryder System, Inc.	2,950	339,427
Union Pacific Corp.	20,482	5,030,789
Werner Enterprises, Inc.	4,210	178,378

Total Ground Transportation		10,081,606

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	50,559	5,565,029
Becton Dickinson & Co.	7,264	1,771,181
Cooper Cos., Inc.	631	238,796
Dentsply Sirona, Inc.	3,710	132,039
GE HealthCare Technologies, Inc.	5,289	408,945
ResMed, Inc.	3,000	516,060
Stryker Corp.	8,889	2,661,900
Teleflex, Inc.	788	196,480
Zimmer Biomet Holdings, Inc.	2,769	336,987

Total Health Care Equipment & Supplies		11,827,417

Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	7,846	790,877
Cencora, Inc.	3,925	806,117
Chemed Corp.	293	171,332
Cigna Group	8,681	2,599,525
CVS Health Corp.	66,355	5,239,391
Elevance Health, Inc.	4,421	2,084,767
Encompass Health Corp.	3,641	242,928
HCA Healthcare, Inc.	4,202	1,137,397
Humana, Inc.	1,478	676,643
Laboratory Corp. of America Holdings	1,974	448,670
McKesson Corp.	1,662	769,473
Patterson Cos., Inc.	7,705	219,207
Premier, Inc., Class A	11,626	259,957
Quest Diagnostics, Inc.	3,630	500,504
Select Medical Holdings Corp.	5,915	139,003
UnitedHealth Group, Inc.	27,894	14,685,354
Universal Health Services, Inc., Class B	1,267	193,142

Total Health Care Providers & Services		30,964,287

Health Care REITs - 0.3%
LTC Properties, Inc.	5,089	163,459
Sabra Health Care REIT, Inc.	15,812	225,637
Ventas, Inc.	18,923	943,122
Welltower, Inc.	19,148	1,726,575

Total Health Care REITs		3,058,793

Hotel & Resort REITs - 0.1%
Host Hotels & Resorts, Inc.	26,824	522,263
Ryman Hospitality Properties, Inc.	2,289	251,928

Total Hotel & Resort REITs		774,191

Hotels, Restaurants & Leisure - 2.3%
Aramark	5,749	161,547
Bloomin’ Brands, Inc.	10,817	304,499
Boyd Gaming Corp.	3,312	207,364
Cheesecake Factory, Inc.	6,651	232,851
Choice Hotels International, Inc.	982	111,261
Churchill Downs, Inc.	1,938	261,494
Cracker Barrel Old Country Store, Inc.	2,372	182,834
Darden Restaurants, Inc.	9,380	1,541,134
Domino’s Pizza, Inc.	908	374,305
Hilton Worldwide Holdings, Inc.	3,064	557,924
Jack in the Box, Inc.	1,820	148,567
Las Vegas Sands Corp.	19,938	981,149
Marriott International, Inc., Class A	7,026	1,584,433
Marriott Vacations Worldwide Corp.	3,210	272,497
McDonald’s Corp.	38,093	11,294,955
Monarch Casino & Resort, Inc.	1,647	113,890
Papa John’s International, Inc.	887	67,616
Red Rock Resorts, Inc., Class A	2,936	156,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2023

Investments	Shares	Value
Starbucks Corp.	41,898	$4,022,627
Texas Roadhouse, Inc.	4,034	493,076
Travel & Leisure Co.	6,520	254,867
Vail Resorts, Inc.	1,903	406,233
Wendy’s Co.	21,353	415,956
Wyndham Hotels & Resorts, Inc.	5,113	411,136
Yum! Brands, Inc.	12,589	1,644,879

Total Hotels, Restaurants & Leisure		26,203,671

Household Durables - 0.4%
Century Communities, Inc.	2,923	266,402
DR Horton, Inc.	5,349	812,941
KB Home	4,441	277,385
La-Z-Boy, Inc.	5,742	211,995
Leggett & Platt, Inc.	15,241	398,857
Lennar Corp., Class A	5,171	770,686
MDC Holdings, Inc.	5,018	277,244
PulteGroup, Inc.	5,294	546,447
Tempur Sealy International, Inc.	5,281	269,172
Toll Brothers, Inc.	735	75,551
Worthington Enterprises, Inc.(a)	2,660	153,083

Total Household Durables		4,059,763

Household Products - 2.6%
Church & Dwight Co., Inc.	5,389	509,584
Clorox Co.	5,871	837,146
Colgate-Palmolive Co.	46,434	3,701,254
Energizer Holdings, Inc.	6,049	191,632
Kimberly-Clark Corp.	29,320	3,562,673
Procter & Gamble Co.	135,112	19,799,312
Reynolds Consumer Products, Inc.	9,903	265,797
Spectrum Brands Holdings, Inc.	2,371	189,135

Total Household Products		29,056,533

Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class A	5,070	129,690
Clearway Energy, Inc., Class C	8,005	219,577
Ormat Technologies, Inc.	1,768	133,997
Vistra Corp.	20,496	789,506

Total Independent Power & Renewable Electricity Producers		1,272,770

Industrial Conglomerates - 0.8%
General Electric Co.	12,851	1,640,173
Honeywell International, Inc.	32,844	6,887,715

Total Industrial Conglomerates		8,527,888

Industrial REITs - 0.6%
Americold Realty Trust, Inc.	4,654	140,877
EastGroup Properties, Inc.	863	158,395
First Industrial Realty Trust, Inc.	5,714	300,956
Innovative Industrial Properties, Inc.	689	69,465
LXP Industrial Trust	11,358	112,671
Prologis, Inc.	37,973	5,061,801
Rexford Industrial Realty, Inc.	3,970	222,717
STAG Industrial, Inc.	7,634	299,711

Total Industrial REITs		6,366,593

Insurance - 2.6%
Aflac, Inc.	32,186	2,655,345
Allstate Corp.	10,540	1,475,389
American Financial Group, Inc.	3,077	365,825
American International Group, Inc.	23,882	1,618,006
AMERISAFE, Inc.	2,930	137,065
Arthur J Gallagher & Co.	3,203	720,291
Assurant, Inc.	1,899	319,963
Brown & Brown, Inc.	4,726	336,066
Cincinnati Financial Corp.	6,507	673,214
CNA Financial Corp.	15,043	636,469
CNO Financial Group, Inc.	9,251	258,103
Erie Indemnity Co., Class A	1,200	401,904
F&G Annuities & Life, Inc.	3,888	178,848
Fidelity National Financial, Inc.	16,710	852,544
First American Financial Corp.	6,563	422,920
Globe Life, Inc.	1,288	156,775
Hanover Insurance Group, Inc.	1,274	154,689
Hartford Financial Services Group, Inc.	15,434	1,240,585
Horace Mann Educators Corp.	6,529	213,498
Kemper Corp.	2,947	143,430
Lincoln National Corp.	18,091	487,914
Loews Corp.	2,187	152,193
Marsh & McLennan Cos., Inc.	15,374	2,912,912
Mercury General Corp.	3,924	146,404
MetLife, Inc.	36,888	2,439,403
Old Republic International Corp.	24,406	717,536
Primerica, Inc.	1,587	326,541
Principal Financial Group, Inc.	13,977	1,099,571
Progressive Corp.	6,650	1,059,212
Prudential Financial, Inc.	26,829	2,782,436
Reinsurance Group of America, Inc.	4,041	653,753
RLI Corp.	935	124,467
Safety Insurance Group, Inc.	1,648	125,232
Selective Insurance Group, Inc.	1,706	169,713
Stewart Information Services Corp.	3,334	195,873
Travelers Cos., Inc.	7,834	1,492,299
Unum Group	11,319	511,845
WR Berkley Corp.	10,412	736,337

Total Insurance		29,094,570

Interactive Media & Services - 0.0%
Shutterstock, Inc.	4,022	194,182

IT Services - 1.3%
Cognizant Technology Solutions Corp., Class A	12,028	908,475
International Business Machines Corp.	83,946	13,729,368

Total IT Services		14,637,843

Leisure Products - 0.1%
Acushnet Holdings Corp.	2,692	170,054
Brunswick Corp.	2,699	261,128
Polaris, Inc.	2,319	219,772

Total Leisure Products		650,954

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2023

Investments	Shares	Value
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	4,255	$591,573
Bio-Techne Corp.	2,289	176,619
Bruker Corp.	2,092	153,720
Danaher Corp.	8,774	2,029,777
Thermo Fisher Scientific, Inc.	4,396	2,333,353
West Pharmaceutical Services, Inc.	1,135	399,656

Total Life Sciences Tools & Services		5,684,698

Machinery - 2.6%
AGCO Corp.	1,325	160,868
Albany International Corp., Class A	1,459	143,303
Allison Transmission Holdings, Inc.	5,832	339,131
Caterpillar, Inc.	15,894	4,699,379
Cummins, Inc.	6,263	1,500,427
Deere & Co.	6,656	2,661,535
Donaldson Co., Inc.	5,058	330,540
Dover Corp.	4,483	689,530
Flowserve Corp.	7,358	303,297
Fortive Corp.	5,619	413,727
Graco, Inc.	3,734	323,962
Hillenbrand, Inc.	3,874	185,371
IDEX Corp.	883	191,708
Illinois Tool Works, Inc.	15,725	4,119,006
Ingersoll Rand, Inc.	6,883	532,331
ITT, Inc.	4,080	486,826
Kennametal, Inc.	9,403	242,503
Lincoln Electric Holdings, Inc.	2,453	533,429
Mueller Industries, Inc.	6,752	318,357
Mueller Water Products, Inc., Class A	12,016	173,030
Nordson Corp.	956	252,537
Oshkosh Corp.	2,287	247,934
Otis Worldwide Corp.	14,010	1,253,475
PACCAR, Inc.	35,614	3,477,707
Parker-Hannifin Corp.	3,823	1,761,256
Snap-on, Inc.	3,320	958,949
Stanley Black & Decker, Inc.	8,281	812,366
Timken Co.	5,089	407,883
Toro Co.	3,377	324,158
Trinity Industries, Inc.	9,364	248,989
Westinghouse Air Brake Technologies Corp.	3,045	386,411
Xylem, Inc.	4,507	515,421

Total Machinery		28,995,346

Marine Transportation - 0.0%
Matson, Inc.	1,974	216,350

Media - 1.4%
Cable One, Inc.	268	149,166
Comcast Corp., Class A	260,681	11,430,862
Fox Corp., Class B	17,966	496,760
Gray Television, Inc.	4,555	40,813
Interpublic Group of Cos., Inc.	22,136	722,519
John Wiley & Sons, Inc., Class A	3,731	118,422
New York Times Co., Class A	4,730	231,723
News Corp., Class A	12,505	306,998
News Corp., Class B	37	951
Nexstar Media Group, Inc.	2,115	331,526
Omnicom Group, Inc.	11,624	1,005,592
Sirius XM Holdings, Inc.(a)	143,879	787,018
TEGNA, Inc.	13,386	204,806

Total Media		15,827,156

Metals & Mining - 0.3%
Commercial Metals Co.	4,299	215,122
Kaiser Aluminum Corp.	1,896	134,976
Nucor Corp.	4,883	849,837
Reliance Steel & Aluminum Co.	2,191	612,779
Royal Gold, Inc.	2,642	319,576
Steel Dynamics, Inc.	4,273	504,641
U.S. Steel Corp.	3,993	194,260

Total Metals & Mining		2,831,191

Multi-Utilities - 1.6%
Ameren Corp.	19,290	1,395,439
Avista Corp.	5,225	186,741
Black Hills Corp.	6,764	364,918
CenterPoint Energy, Inc.	24,601	702,851
CMS Energy Corp.	15,542	902,524
Consolidated Edison, Inc.	27,109	2,466,106
Dominion Energy, Inc.	75,337	3,540,839
DTE Energy Co.	10,167	1,121,013
NiSource, Inc.	23,341	619,704
Northwestern Energy Group, Inc.	3,714	189,005
Public Service Enterprise Group, Inc.	40,374	2,468,870
Sempra	31,906	2,384,335
Unitil Corp.	3,194	167,909
WEC Energy Group, Inc.	17,667	1,487,031

Total Multi-Utilities		17,997,285

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	8,757	1,110,125
Easterly Government Properties, Inc.	13,043	175,298
Kilroy Realty Corp.	25	996
SL Green Realty Corp.	3,378	152,584

Total Office REITs		1,439,003

Oil, Gas & Consumable Fuels - 7.5%
Antero Midstream Corp.	58,313	730,662
APA Corp.	15,665	562,060
California Resources Corp.	4,566	249,669
Cheniere Energy, Inc.	5,660	966,219
Chesapeake Energy Corp.	6,023	463,410
Chevron Corp.	122,966	18,341,608
Chord Energy Corp.	4,975	826,994
Civitas Resources, Inc.	10,183	696,313
Comstock Resources, Inc.	19,235	170,230
ConocoPhillips	39,111	4,539,614
CVR Energy, Inc.	10,850	328,755
Delek U.S. Holdings, Inc.	5,029	129,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2023

Investments	Shares	Value
Diamondback Energy, Inc.	7,203	$1,117,041
DT Midstream, Inc.	7,481	409,959
EOG Resources, Inc.	43,527	5,264,591
EQT Corp.	9,642	372,760
Equitrans Midstream Corp.	41,337	420,811
Exxon Mobil Corp.	233,866	23,381,923
Hess Corp.	6,057	873,177
HF Sinclair Corp.	11,116	617,716
Kinetik Holdings, Inc.	5,153	172,110
Magnolia Oil & Gas Corp., Class A	9,159	194,995
Marathon Oil Corp.	16,836	406,758
Marathon Petroleum Corp.	19,822	2,940,792
Matador Resources Co.	2,794	158,867
Murphy Oil Corp.	8,189	349,343
New Fortress Energy, Inc.(a)	3,990	150,543
Northern Oil & Gas, Inc.	8,050	298,413
Occidental Petroleum Corp.	18,695	1,116,278
ONEOK, Inc.	47,506	3,335,871
Ovintiv, Inc.	13,077	574,342
PBF Energy, Inc., Class A	5,881	258,529
Permian Resources Corp.	14,037	190,903
Phillips 66	21,700	2,889,138
Pioneer Natural Resources Co.	20,175	4,536,954
Range Resources Corp.	6,223	189,428
Sitio Royalties Corp., Class A	7,969	187,351
SM Energy Co.	4,184	162,004
Targa Resources Corp.	7,532	654,305
Texas Pacific Land Corp.	133	209,136
Valero Energy Corp.	17,563	2,283,190
Viper Energy, Inc.	7,591	238,205
Williams Cos., Inc.	86,396	3,009,173

Total Oil, Gas & Consumable Fuels		84,969,888

Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	2,460	174,242
Sylvamo Corp.	2,441	119,877

Total Paper & Forest Products		294,119

Passenger Airlines - 0.1%
Delta Air Lines, Inc.	10,843	436,214
Southwest Airlines Co.	27,536	795,240
Spirit Airlines, Inc.(a)	12,560	205,858

Total Passenger Airlines		1,437,312

Personal Care Products - 0.3%
Edgewell Personal Care Co.	5,778	211,648
Inter Parfums, Inc.	1,954	281,396
Kenvue, Inc.	116,148	2,500,666
Medifast, Inc.	895	60,162
Nu Skin Enterprises, Inc., Class A	4,998	97,061

Total Personal Care Products		3,150,933

Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	142,605	7,317,063
Eli Lilly & Co.	11,257	6,561,930
Johnson & Johnson	162,029	25,396,425
Merck & Co., Inc.	112,204	12,232,480
Organon & Co.	28,814	415,498
Viatris, Inc.	83,206	901,121
Zoetis, Inc.	8,672	1,711,593

Total Pharmaceuticals		54,536,110

Professional Services - 1.1%
Automatic Data Processing, Inc.	14,936	3,479,640
Booz Allen Hamilton Holding Corp.	3,556	454,848
Broadridge Financial Solutions, Inc.	4,247	873,820
Concentrix Corp.	484	47,534
CSG Systems International, Inc.	3,104	165,164
Dun & Bradstreet Holdings, Inc.	14,965	175,090
Equifax, Inc.	1,787	441,907
Exponent, Inc.	1,719	151,341
Insperity, Inc.	2,286	267,965
Jacobs Solutions, Inc.	2,074	269,205
KBR, Inc.	2,594	143,733
Korn Ferry	2,919	173,243
Leidos Holdings, Inc.	3,074	332,730
ManpowerGroup, Inc.	3,981	316,370
Maximus, Inc.	1,971	165,288
Paychex, Inc.	23,289	2,773,953
Paycom Software, Inc.	892	184,394
Robert Half, Inc.	4,459	392,035
Science Applications International Corp.	2,434	302,595
SS&C Technologies Holdings, Inc.	7,297	445,920
Verisk Analytics, Inc.	2,358	563,232

Total Professional Services		12,120,007

Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.	54	669

Residential REITs - 0.6%
American Homes 4 Rent, Class A	6,684	240,357
AvalonBay Communities, Inc.	10,112	1,893,169
Camden Property Trust	2,902	288,139
Elme Communities	9,244	134,962
Equity LifeStyle Properties, Inc.	4,546	320,675
Equity Residential	20,873	1,276,593
Essex Property Trust, Inc.	2,483	615,635
Invitation Homes, Inc.	18,177	620,017
Mid-America Apartment Communities, Inc.	4,421	594,448
Sun Communities, Inc.	2,380	318,087
UDR, Inc.	16,239	621,791

Total Residential REITs		6,923,873

Retail REITs - 1.0%
Brixmor Property Group, Inc.	22,660	527,298
Federal Realty Investment Trust	3,487	359,335
Kimco Realty Corp.	31,624	673,907
Macerich Co.	18	278
NETSTREIT Corp.	8,976	160,222
NNN REIT, Inc.	15,142	652,620
Realty Income Corp.	54,559	3,132,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2023

Investments	Shares	Value
Regency Centers Corp.	6,679	$447,493
Retail Opportunity Investments Corp.	6,888	96,639
Simon Property Group, Inc.	30,990	4,420,414
Spirit Realty Capital, Inc.	14,109	616,422
Tanger, Inc.	5,600	155,232

Total Retail REITs		11,242,638

Semiconductors & Semiconductor Equipment - 6.1%
Amkor Technology, Inc.	6,286	209,135
Analog Devices, Inc.	14,314	2,842,188
Applied Materials, Inc.	11,627	1,884,388
Broadcom, Inc.	21,748	24,276,205
Intel Corp.	76,152	3,826,638
KLA Corp.	2,359	1,371,287
Lam Research Corp.	2,412	1,889,223
Microchip Technology, Inc.	17,140	1,545,685
Micron Technology, Inc.	12,267	1,046,866
MKS Instruments, Inc.	1,823	187,532
Monolithic Power Systems, Inc.	773	487,593
NVIDIA Corp.	29,335	14,527,279
Power Integrations, Inc.	9	739
QUALCOMM, Inc.	40,528	5,861,564
Skyworks Solutions, Inc.	6,935	779,633
Teradyne, Inc.	2,520	273,470
Texas Instruments, Inc.	45,957	7,833,830
Universal Display Corp.	1,380	263,939

Total Semiconductors & Semiconductor Equipment		69,107,194

Software - 3.9%
A10 Networks, Inc.	8,070	106,282
Bentley Systems, Inc., Class B	4,781	249,473
Dolby Laboratories, Inc., Class A	2,056	177,186
Gen Digital, Inc.	21,403	488,417
InterDigital, Inc.	1,593	172,904
Intuit, Inc.	3,298	2,061,349
Microsoft Corp.	91,323	34,341,101
Oracle Corp.	57,905	6,104,924
Roper Technologies, Inc.	1,267	690,730

Total Software		44,392,366

Specialized REITs - 2.3%
American Tower Corp.	20,109	4,341,131
Crown Castle, Inc.	32,101	3,697,714
CubeSmart	15,709	728,112
Digital Realty Trust, Inc.	13,974	1,880,621
EPR Properties	5,557	269,237
Equinix, Inc.	2,470	1,989,313
Extra Space Storage, Inc.	13,007	2,085,412
Four Corners Property Trust, Inc.	8,835	223,526
Gaming & Leisure Properties, Inc.	18,211	898,713
Gladstone Land Corp.	11,576	167,273
Iron Mountain, Inc.	13,425	939,482
Lamar Advertising Co., Class A	6,208	659,786
National Storage Affiliates Trust	5,322	220,703
PotlatchDeltic Corp.	2,634	129,329
Public Storage	10,781	3,288,205
Rayonier, Inc.	4,265	142,494
SBA Communications Corp.	1,293	328,021
VICI Properties, Inc.	101,967	3,250,708
Weyerhaeuser Co.	15,932	553,956

Total Specialized REITs		25,793,736

Specialty Retail - 3.3%
American Eagle Outfitters, Inc.	10,409	220,254
Bath & Body Works, Inc.	5,706	246,271
Best Buy Co., Inc.	17,008	1,331,386
Buckle, Inc.	5,763	273,858
Camping World Holdings, Inc., Class A	2,641	69,353
Dick’s Sporting Goods, Inc.	2,110	310,065
Gap, Inc.	17,465	365,193
Guess?, Inc.	10,213	235,512
Home Depot, Inc.	58,943	20,426,697
Lithia Motors, Inc.	649	213,703
Lowe’s Cos., Inc.	28,895	6,430,582
Monro, Inc.	5,121	150,250
Penske Automotive Group, Inc.	2,912	467,405
Ross Stores, Inc.	5,867	811,934
TJX Cos., Inc.	39,567	3,711,780
Tractor Supply Co.	2,913	626,382
Upbound Group, Inc.	7,144	242,682
Williams-Sonoma, Inc.	3,348	675,559
Winmark Corp.	293	122,342

Total Specialty Retail		36,931,208

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	177,603	34,193,906
Dell Technologies, Inc., Class C	7,922	606,033
Hewlett Packard Enterprise Co.	60,442	1,026,305
HP, Inc.	55,967	1,684,047
NetApp, Inc.	11,607	1,023,273
Xerox Holdings Corp.	16,083	294,801

Total Technology Hardware, Storage & Peripherals		38,828,365

Textiles, Apparel & Luxury Goods - 0.4%
Carter’s, Inc.	4,061	304,128
Columbia Sportswear Co.	1,747	138,957
Kontoor Brands, Inc.	5,377	335,632
Levi Strauss & Co., Class A	9,715	160,686
NIKE, Inc., Class B	23,477	2,548,898
Oxford Industries, Inc.	1,447	144,700
Ralph Lauren Corp.	1,842	265,617
Steven Madden Ltd.(a)	4,483	188,286
Tapestry, Inc.	13,435	494,542
Wolverine World Wide, Inc.	8,638	76,792

Total Textiles, Apparel & Luxury Goods		4,658,238

Tobacco - 1.8%
Altria Group, Inc.	180,275	7,272,293
Philip Morris International, Inc.	133,471	12,556,952
Universal Corp.	3,753	252,652
Vector Group Ltd.	26,411	297,916

Total Tobacco		20,379,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2023

Investments	Shares	Value
Trading Companies & Distributors - 0.6%
Air Lease Corp.	6,144	$257,679
Applied Industrial Technologies, Inc.	2,188	377,846
Fastenal Co.	30,337	1,964,928
GATX Corp.	1,258	151,237
H&E Equipment Services, Inc.	5,244	274,366
Herc Holdings, Inc.	1,438	214,104
MSC Industrial Direct Co., Inc., Class A	5,112	517,641
Rush Enterprises, Inc., Class A	6,553	329,616
United Rentals, Inc.	1,227	703,586
Watsco, Inc.	1,603	686,837
WESCO International, Inc.	790	137,365
WW Grainger, Inc.	1,149	952,165

Total Trading Companies & Distributors		6,567,370

Water Utilities - 0.2%
American States Water Co.	1,362	109,532
American Water Works Co., Inc.	6,628	874,830
California Water Service Group	2,632	136,522
Essential Utilities, Inc.	16,669	622,587
Middlesex Water Co.	1,995	130,912
SJW Group	3,143	205,395
York Water Co.	4,681	180,780

Total Water Utilities		2,260,558

Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	45,182	7,244,030
Telephone & Data Systems, Inc.	7,319	134,304

Total Wireless Telecommunication Services		7,378,334

Total United States		1,126,964,333

Puerto Rico - 0.1%

Banks - 0.1%
First BanCorp	19,622	322,782
OFG Bancorp	8,339	312,546
Popular, Inc.	4,775	391,884

Total Puerto Rico		1,027,212

TOTAL COMMON STOCKS (Cost: $895,171,387)		1,127,991,545

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b) (Cost: $929,368)	929,368	929,368

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $896,100,755)		1,128,920,913
Other Assets less Liabilities - 0.1%		1,366,199

NET ASSETS - 100.0%		$1,130,287,112

(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,470,858 and the total market value of the collateral held by the Fund was $3,608,210. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,678,842.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$1,127,991,545	$—	$—	$1,127,991,545
Investment of Cash Collateral for Securities Loaned	—	929,368	—	929,368

Total Investments in Securities	$1,127,991,545	$929,368	$—	$1,128,920,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Value Fund (WTV)

December 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.5%
Lockheed Martin Corp.	3,564	$1,615,347
Textron, Inc.	15,726	1,264,685

Total Aerospace & Defense		2,880,032

Air Freight & Logistics - 2.2%
CH Robinson Worldwide, Inc.	15,127	1,306,822
Expeditors International of Washington, Inc.	14,546	1,850,251
United Parcel Service, Inc., Class B	7,492	1,177,967

Total Air Freight & Logistics		4,335,040

Banks - 1.6%
Bank of America Corp.	29,830	1,004,376
Fifth Third Bancorp	33,118	1,142,240
JPMorgan Chase & Co.	6,064	1,031,486

Total Banks		3,178,102

Biotechnology - 1.3%
AbbVie, Inc.	5,554	860,703
Amgen, Inc.	30	8,641
Exelixis, Inc.*	36,110	866,279
Gilead Sciences, Inc.	11,236	910,228

Total Biotechnology		2,645,851

Broadline Retail - 0.8%
Dillard’s, Inc., Class A	1,745	704,369
eBay, Inc.	125	5,453
Etsy, Inc.*	10,802	875,502
Macy’s, Inc.	233	4,688

Total Broadline Retail		1,590,012

Building Products - 2.8%
Advanced Drainage Systems, Inc.	7,415	1,042,845
Builders FirstSource, Inc.*	11,867	1,981,077
Carlisle Cos., Inc.	3,867	1,208,167
Fortune Brands Innovations, Inc.	170	12,944
Masco Corp.	209	13,999
Owens Corning	8,600	1,274,778

Total Building Products		5,533,810

Capital Markets - 6.9%
Affiliated Managers Group, Inc.	34	5,148
Ameriprise Financial, Inc.	3,679	1,397,395
Bank of New York Mellon Corp.	32,347	1,683,662
BlackRock, Inc.	1,034	839,401
Evercore, Inc., Class A	11,340	1,939,707
Goldman Sachs Group, Inc.	4,129	1,592,844
Jefferies Financial Group, Inc.	31,805	1,285,240
LPL Financial Holdings, Inc.	5,256	1,196,371
Morgan Stanley	89	8,299
Raymond James Financial, Inc.	8,905	992,908
Stifel Financial Corp.	22,248	1,538,449
T Rowe Price Group, Inc.	10,416	1,121,699

Total Capital Markets		13,601,123

Chemicals - 3.6%
CF Industries Holdings, Inc.	14,147	1,124,687
Dow, Inc.	22,813	1,251,065
DuPont de Nemours, Inc.	24,608	1,893,093
Eastman Chemical Co.	10,837	973,379
Mosaic Co.	108	3,859
Olin Corp.	35,021	1,889,383

Total Chemicals		7,135,466

Communications Equipment - 1.2%
Ciena Corp.*	59	2,656
Cisco Systems, Inc.	20,749	1,048,239
Juniper Networks, Inc.	46,377	1,367,194

Total Communications Equipment		2,418,089

Construction & Engineering - 1.0%
EMCOR Group, Inc.	46	9,910
WillScot Mobile Mini Holdings Corp.*	43,213	1,922,978

Total Construction & Engineering		1,932,888

Construction Materials - 0.5%
Eagle Materials, Inc.	5,032	1,020,691

Consumer Finance - 1.9%
Credit Acceptance Corp.*	19	10,122
Discover Financial Services	17,022	1,913,273
Synchrony Financial	49,880	1,904,917

Total Consumer Finance		3,828,312

Containers & Packaging - 2.0%
Berry Global Group, Inc.	23,739	1,599,771
International Paper Co.	39,028	1,410,862
Packaging Corp. of America	6,142	1,000,594
Westrock Co.	221	9,176

Total Containers & Packaging		4,020,403

Distributors - 0.0%
LKQ Corp.	8	382

Diversified Consumer Services - 1.1%
H&R Block, Inc.	29,585	1,431,027
Service Corp. International	12,163	832,557

Total Diversified Consumer Services		2,263,584

Electric Utilities - 0.0%
NRG Energy, Inc.	129	6,670
PPL Corp.	12	325

Total Electric Utilities		6,995

Electrical Equipment - 1.1%
Acuity Brands, Inc.	4,617	945,700
Emerson Electric Co.	13,097	1,274,731

Total Electrical Equipment		2,220,431

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Value Fund (WTV)

December 31, 2023

Investments	Shares	Value
Electronic Equipment, Instruments & Components - 1.2%
Arrow Electronics, Inc.*	12,066	$1,475,068
Jabil, Inc.	44	5,606
TD SYNNEX Corp.	8,928	960,742

Total Electronic Equipment, Instruments & Components		2,441,416

Energy Equipment & Services - 0.5%
ChampionX Corp.	30,898	902,531

Financial Services - 1.9%
Equitable Holdings, Inc.	54,568	1,817,114
Fiserv, Inc.*	7,472	992,581
Global Payments, Inc.	6,680	848,360
Voya Financial, Inc.	259	18,897

Total Financial Services		3,676,952

Food Products - 2.4%
Archer-Daniels-Midland Co.	13,848	1,000,103
Conagra Brands, Inc.	30,789	882,413
General Mills, Inc.	17,653	1,149,916
J M Smucker Co.	14,131	1,785,876
Post Holdings, Inc.*	124	10,919

Total Food Products		4,829,227

Ground Transportation - 1.9%
Avis Budget Group, Inc.	9,108	1,614,484
CSX Corp.	37,688	1,306,643
Norfolk Southern Corp.	3,783	894,226
Union Pacific Corp.	105	25,790

Total Ground Transportation		3,841,143

Health Care Providers & Services - 5.9%
Cardinal Health, Inc.	12,598	1,269,878
Centene Corp.*	17,150	1,272,702
Cigna Group	4,092	1,225,349
HCA Healthcare, Inc.	5,135	1,389,942
Henry Schein, Inc.*	13,860	1,049,341
Laboratory Corp. of America Holdings	6,508	1,479,203
McKesson Corp.	2,417	1,119,023
Quest Diagnostics, Inc.	5,806	800,531
Tenet Healthcare Corp.*	11,867	896,789
Universal Health Services, Inc., Class B	7,273	1,108,696

Total Health Care Providers & Services		11,611,454

Hotel & Resort REITs - 0.4%
Host Hotels & Resorts, Inc.	45,389	883,724

Hotels, Restaurants & Leisure - 5.5%
Booking Holdings, Inc.*	384	1,362,132
Boyd Gaming Corp.	18,559	1,161,979
Choice Hotels International, Inc.	11,582	1,312,241
Darden Restaurants, Inc.	4,245	697,454
Hilton Worldwide Holdings, Inc.	4,059	739,103
Light & Wonder, Inc.*(a)	7,791	639,719
Marriott International, Inc., Class A	5,149	1,161,151
Marriott Vacations Worldwide Corp.	36	3,056
MGM Resorts International*	34,006	1,519,388
Vail Resorts, Inc.	6,106	1,303,448
Wyndham Hotels & Resorts, Inc.	13,383	1,076,127

Total Hotels, Restaurants & Leisure		10,975,798

Household Durables - 0.4%
Lennar Corp., Class A	108	16,096
PulteGroup, Inc.	6,830	704,993
Toll Brothers, Inc.	201	20,661

Total Household Durables		741,750

Independent Power & Renewable Electricity Producers - 0.9%
Vistra Corp.	46,739	1,800,386

Industrial Conglomerates - 0.9%
General Electric Co.	6,661	850,143
Honeywell International, Inc.	4,015	841,986

Total Industrial Conglomerates		1,692,129

Insurance - 8.6%
Aflac, Inc.	16,241	1,339,882
Allstate Corp.	80	11,198
American International Group, Inc.	21,267	1,440,839
Fidelity National Financial, Inc.	17,697	902,901
First American Financial Corp.	13,674	881,153
Hartford Financial Services Group, Inc.	18,258	1,467,578
Loews Corp.	14,594	1,015,596
MetLife, Inc.	25,359	1,676,991
Old Republic International Corp.	60,155	1,768,557
Primerica, Inc.	4,949	1,018,306
Principal Financial Group, Inc.	16,112	1,267,531
Prudential Financial, Inc.	13,908	1,442,399
Reinsurance Group of America, Inc.	5,034	814,401
Travelers Cos., Inc.	4,923	937,782
Unum Group	24,658	1,115,035

Total Insurance		17,100,149

Interactive Media & Services - 0.9%
Match Group, Inc.*	50,557	1,845,331
Meta Platforms, Inc., Class A*	41	14,512

Total Interactive Media & Services		1,859,843

IT Services - 2.3%
Akamai Technologies, Inc.*	6,173	730,574
Cognizant Technology Solutions Corp., Class A	10,985	829,697
DXC Technology Co.*	111	2,539
GoDaddy, Inc., Class A*	15,088	1,601,742
Twilio, Inc., Class A*	10,548	800,277
VeriSign, Inc.*	3,196	658,248

Total IT Services		4,623,077

Leisure Products - 0.6%
Brunswick Corp.	11,725	1,134,394
Polaris, Inc.	2	189

Total Leisure Products		1,134,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Value Fund (WTV)

December 31, 2023

Investments	Shares	Value
Machinery - 0.8%
Deere & Co.	3,941	$1,575,888

Media - 3.5%
Charter Communications, Inc., Class A*	2,404	934,387
Comcast Corp., Class A	38,725	1,698,091
Fox Corp., Class A	59,350	1,760,914
Interpublic Group of Cos., Inc.	37,411	1,221,095
Liberty Broadband Corp., Class C*	50	4,030
Nexstar Media Group, Inc.	39	6,113
Omnicom Group, Inc.	15,549	1,345,144

Total Media		6,969,774

Metals & Mining - 1.9%
Alcoa Corp.	29	986
Nucor Corp.	5,826	1,013,957
Reliance Steel & Aluminum Co.	84	23,493
Steel Dynamics, Inc.	13,796	1,629,308
U.S. Steel Corp.(a)	22,567	1,097,884

Total Metals & Mining		3,765,628

Multi-Utilities - 0.6%
Consolidated Edison, Inc.	12,294	1,118,385

Oil, Gas & Consumable Fuels - 10.4%
Antero Resources Corp.*	11	250
APA Corp.	49,756	1,785,245
Chevron Corp.	11,767	1,755,166
Chord Energy Corp.	5,371	892,821
ConocoPhillips	13,684	1,588,302
Devon Energy Corp.	88	3,986
Diamondback Energy, Inc.	66	10,235
EOG Resources, Inc.	8,609	1,041,259
Exxon Mobil Corp.	14,199	1,419,616
HF Sinclair Corp.	33,228	1,846,480
Magnolia Oil & Gas Corp., Class A(a)	220	4,684
Marathon Oil Corp.	73,519	1,776,219
Marathon Petroleum Corp.	12,316	1,827,202
Occidental Petroleum Corp.	26,380	1,575,150
Phillips 66	13,187	1,755,717
Pioneer Natural Resources Co.	6,481	1,457,447
Valero Energy Corp.	14,255	1,853,150

Total Oil, Gas & Consumable Fuels		20,592,929

Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co.	34,689	1,779,893

Professional Services - 3.2%
CACI International, Inc., Class A*	2,967	960,893
Robert Half, Inc.	11,043	970,900
Science Applications International Corp.	8,640	1,074,125
TriNet Group, Inc.*	15,173	1,804,525
Verisk Analytics, Inc.	6,454	1,541,602

Total Professional Services		6,352,045

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A*	9,229	859,127
Jones Lang LaSalle, Inc.*	53	10,010
Zillow Group, Inc., Class C*(a)	81	4,687

Total Real Estate Management & Development		873,824

Residential REITs - 0.5%
Apartment Income REIT Corp.	384	13,336
Essex Property Trust, Inc.	3,839	951,842

Total Residential REITs		965,178

Retail REITs - 0.6%
Simon Property Group, Inc.	7,685	1,096,188

Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	4,674	928,069
Applied Materials, Inc.	133	21,555
KLA Corp.	2	1,163
Lam Research Corp.	925	724,516
Microchip Technology, Inc.	7,765	700,248
QUALCOMM, Inc.	5,466	790,548
Skyworks Solutions, Inc.	6,267	704,536
Teradyne, Inc.	97	10,526
Texas Instruments, Inc.	4,178	712,182

Total Semiconductors & Semiconductor Equipment		4,593,343

Software - 2.0%
AppLovin Corp., Class A*	41,510	1,654,173
Dolby Laboratories, Inc., Class A	92	7,929
Dropbox, Inc., Class A*	38,552	1,136,513
Gen Digital, Inc.	46,521	1,061,609
Salesforce, Inc.*	4	1,053

Total Software		3,861,277

Specialty Retail - 5.1%
AutoNation, Inc.*	9,948	1,493,991
AutoZone, Inc.*	292	754,998
Bath & Body Works, Inc.	93	4,014
Best Buy Co., Inc.	18,109	1,417,573
Home Depot, Inc.	2,068	716,665
Lithia Motors, Inc.	17	5,598
Lowe’s Cos., Inc.	5,661	1,259,856
Murphy USA, Inc.	2,116	754,481
O’Reilly Automotive, Inc.*	703	667,906
Penske Automotive Group, Inc.	7,095	1,138,818
Tractor Supply Co.(a)	2,871	617,351
Ulta Beauty, Inc.*	1,389	680,596
Williams-Sonoma, Inc.	3,254	656,592

Total Specialty Retail		10,168,439

Technology Hardware, Storage & Peripherals - 0.6%
NetApp, Inc.	14,115	1,244,378

Textiles, Apparel & Luxury Goods - 1.6%
Columbia Sportswear Co.	136	10,817
PVH Corp.	6,305	769,967
Ralph Lauren Corp.	5,987	863,325
Tapestry, Inc.	40,842	1,503,394

Total Textiles, Apparel & Luxury Goods		3,147,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Value Fund (WTV)

December 31, 2023

Investments	Shares	Value
Tobacco - 0.9%
Altria Group, Inc.	42,155	$1,700,533

Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	8,879	1,423,570

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $186,445,589)		197,954,148
Other Assets less Liabilities - 0.2%		433,016

NET ASSETS - 100.0%		$198,387,164

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2023. At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,099,876 and the total market value of the collateral held by the Fund was $2,150,545, which was entirely composed of non-cash U.S. Government securities.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$197,954,148	$—	$—	$197,954,148

Total Investments in Securities	$197,954,148	$—	$—	$197,954,148

See Notes to Schedule of Investments.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
BRL	Brazilian real
CHF	Swiss franc
CLP	Chilean peso
CNY	Chinese yuan
CZK	Czech koruna
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
HUF	Hungary forint
IDR	Indonesian rupiah
ILS	Israeli new shekel
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PHP	Philippine peso
PLN	Polish zloty
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish new lira
USD	U.S. dollar
ZAR	South African rand

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Fixed income securities generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 4:00 p.m. London time closing spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Asset Management, Inc. (“WTAM”), the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedule of Investments (unaudited) (concluded)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended December 31, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Subsequent Event - At the recommendation of WTAM, the investment adviser of the WisdomTree U.S. ESG Fund (the “Affected Fund”), after continued review of the product lineup and anticipated limited future prospect of investor demand for the Affected Fund, among other considerations, the Board of Trustees determined to close and liquidate the Affected Fund. After the close of business on January 26, 2024, the Affected Fund no longer accepted creation orders. The last day of secondary market trading of the Affected Fund’s shares was also January 26, 2024. Shareholders were able to sell Affected Fund shares through a broker in the standard manner through this date. Customary brokerage charges may have applied to such transactions. When the Affected Fund commenced liquidation of its portfolio, which occurred on or around January 26, 2024, but may have occurred before January 26, 2024, the liquidation process resulted in the Affected Fund increasing its cash holdings and deviating from the investment objective and strategies stated in its prospectus. Shareholders that remained in the Affected Fund after the last day of trading had their shares redeemed automatically on February 5, 2024, and received cash through their broker or other applicable financial intermediary in an amount equal to the net asset value of their shares as calculated on February 2, 2024. This amount included any accrued capital gains and dividends. Shareholders that remained in the Affected Fund and that received cash were not charged any transaction fees by the Affected Fund. Whether shareholders sell their shares or are automatically redeemed as described above, shareholders will generally recognize a capital gain (or loss) equal to the amount received for their shares (or below) the adjusted cost basis in such shares.